UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius, LLP 1111 Pennsylvania Ave, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments.

Quarterly Report

30 June 2016

SPDR® Index Shares Funds

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BELGIUM — 2.8%
Anheuser-Busch InBev SA	39,630	$5,177,566

DENMARK — 2.8%
Novo Nordisk A/S Class B	95,538	5,108,732

FRANCE — 13.0%
Air Liquide SA	17,768	1,856,683
AXA SA	107,646	2,129,287
BNP Paribas SA	57,763	2,551,149
L’Oreal SA	12,689	2,424,656
LVMH Moet Hennessy Louis Vuitton SE (a)	14,008	2,116,457
Sanofi	60,509	5,036,305
Schneider Electric SE	30,376	1,790,573
TOTAL SA	128,022	6,169,762

		24,074,872

GERMANY — 14.1%
Allianz SE	23,605	3,351,422
BASF SE	47,441	3,617,640
Bayer AG	42,712	4,270,579
Daimler AG	51,480	3,060,899
Deutsche Bank AG (b)	71,164	974,410
Deutsche Telekom AG	163,693	2,778,739
SAP SE	50,864	3,795,032
Siemens AG	41,426	4,225,297

		26,074,018

ITALY — 1.9%
Eni SpA	130,692	2,108,191
Intesa Sanpaolo SpA	741,850	1,402,716

		3,510,907

NETHERLANDS — 4.4%
ING Groep NV	200,045	2,039,940
Royal Dutch Shell PLC Class A	220,813	6,051,849

		8,091,789

SPAIN — 3.7%
Banco Bilbao Vizcaya Argentaria SA	334,355	1,881,030
Banco Santander SA	745,580	2,840,247
Telefonica SA	228,254	2,145,275

		6,866,552

SWITZERLAND — 22.9%
ABB, Ltd. (b)	106,161	2,083,554
Cie Financiere Richemont SA	26,933	1,568,926
Credit Suisse Group AG (b)	95,911	1,015,030
Nestle SA	164,663	12,702,140
Novartis AG	135,677	11,162,504
Roche Holding AG	36,284	9,538,424
UBS Group AG	186,190	2,402,390
Zurich Insurance Group AG (b)	7,764	1,907,926

		42,380,894

UNITED KINGDOM — 33.6%
AstraZeneca PLC	65,316	3,900,336
Barclays PLC	872,389	1,616,367
BP PLC	963,285	5,642,143
British American Tobacco PLC	96,288	6,233,803
BT Group PLC	453,062	2,483,179

Diageo PLC	130,006	3,626,171
GlaxoSmithKline PLC	251,622	5,397,030
HSBC Holdings PLC	1,023,201	6,372,651
Imperial Brands PLC	49,523	2,683,512
Lloyds Banking Group PLC	3,322,028	2,400,744
National Grid PLC	202,694	2,969,736
Prudential PLC	132,900	2,233,195
Reckitt Benckiser Group PLC	34,647	3,469,077
Rio Tinto PLC	61,947	1,899,679
Unilever NV	80,615	3,753,425
Unilever PLC	69,053	3,303,777
Vodafone Group PLC	1,371,838	4,174,812

		62,159,637

TOTAL COMMON STOCKS — (Cost $230,925,865)		183,444,967

SHORT-TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $89,210)	89,210	89,210

TOTAL INVESTMENTS — 99.2% (Cost $231,015,075)		183,534,177
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,486,680

NET ASSETS — 100.0%		$185,020,857

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$5,177,566	$—	$—	$5,177,566
Denmark	5,108,732	—	—	5,108,732
France	24,074,872	—	—	24,074,872
Germany	26,074,018	—	—	26,074,018
Italy	3,510,907	—	—	3,510,907
Netherlands	8,091,789	—	—	8,091,789
Spain	6,866,552	—	—	6,866,552
Switzerland	42,380,894	—	—	42,380,894
United Kingdom	62,159,637	—	—	62,159,637
Short-Term Investment	89,210	—	—	89,210

TOTAL INVESTMENTS	$183,534,177	$—	$—	$183,534,177

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	251,986	$251,986	6,924,968	7,087,744	89,210	$89,210	$753	$—
State Street Navigator Securities Lending Prime Portfolio	—	—	79,181,835	79,181,835	—	—	69,347	—

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BELGIUM — 4.8%
Anheuser-Busch InBev SA	1,039,075	$135,752,707

FINLAND — 1.6%
Nokia Oyj	7,889,217	44,742,880

FRANCE — 38.0%
Air Liquide SA	466,416	48,738,560
Airbus Group SE	780,822	44,873,382
AXA SA	2,822,343	55,827,226
BNP Paribas SA	1,514,452	66,886,974
Carrefour SA	736,876	18,181,816
Cie de Saint-Gobain	711,030	27,137,645
Danone SA	827,980	58,327,301
Engie SA	2,217,080	35,739,054
Essilor International SA	293,105	38,700,511
L’Oreal SA	332,695	63,572,458
LVMH Moet Hennessy Louis Vuitton SE (a)	367,774	55,566,650
Orange SA	2,695,594	43,886,868
Safran SA	477,768	32,334,879
Sanofi	1,586,511	132,049,006
Schneider Electric SE	797,426	47,005,851
Societe Generale SA	1,090,186	34,166,301
TOTAL SA	3,356,675	161,768,189
Unibail-Rodamco SE (a)	134,122	34,814,494
Vinci SA	753,042	53,282,517
Vivendi SA	1,587,116	29,798,174

		1,082,657,856

GERMANY — 31.1%
Allianz SE	618,934	87,875,837
BASF SE	1,243,897	94,854,071
Bayer AG	1,119,874	111,971,102
Bayerische Motoren Werke AG	434,116	31,729,261
Daimler AG	1,349,721	80,251,728
Deutsche Bank AG (b)	1,867,452	25,569,996
Deutsche Post AG	1,298,346	36,312,337
Deutsche Telekom AG	4,291,868	72,855,777
E.ON SE	2,709,265	27,166,963
Fresenius SE & Co. KGaA	542,516	39,670,229
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	218,059	36,398,441
SAP SE	1,333,660	99,506,189
Siemens AG	1,086,208	110,789,159
Volkswagen AG, Preference Shares	247,839	29,818,953

		884,770,043

ITALY — 6.2%
Assicurazioni Generali SpA	1,832,974	21,483,402
Enel SpA	10,502,913	46,439,456
Eni SpA	3,430,865	55,343,233
Intesa Sanpaolo SpA	19,475,641	36,825,241
UniCredit SpA	7,942,880	17,383,551

		177,474,883

LUXEMBOURG — 0.0% (c)
APERAM SA	1	35

NETHERLANDS — 4.7%
ASML Holding NV	501,698	49,265,147
ING Groep NV	5,251,264	53,549,264

Koninklijke Philips NV	1,260,703	31,365,927

		134,180,338

SPAIN — 9.8%
Banco Bilbao Vizcaya Argentaria SA	8,777,283	49,379,658
Banco Santander SA	19,548,446	74,468,740
Iberdrola SA	7,636,315	51,639,427
Industria de Diseno Textil SA	1,423,505	47,300,931
Telefonica SA	5,991,824	56,314,949

		279,103,705

UNITED KINGDOM — 3.5%
Unilever NV	2,113,648	98,411,218

TOTAL COMMON STOCKS — (Cost $3,571,854,886)		2,837,093,665

SHORT-TERM INVESTMENTS — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $88,278)		88,278
State Street Navigator Securities Lending Prime Portfolio (e) (f) (Cost $429,389)		429,389

TOTAL SHORT-TERM INVESTMENTS — (Cost $517,667)		517,667

TOTAL INVESTMENTS — 99.7% (g) (Cost $3,572,372,553)		2,837,611,332
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		7,746,589

NET ASSETS — 100.0%		$2,845,357,921

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$135,752,707	$—	$—	$135,752,707
Finland	44,742,880	—	—	44,742,880
France	1,082,657,856	—	—	1,082,657,856
Germany	884,770,043	—	—	884,770,043
Italy	177,474,883	—	—	177,474,883
Luxembourg	35	—	—	35
Netherlands	134,180,338	—	—	134,180,338
Spain	279,103,705	—	—	279,103,705
United Kingdom	98,411,218	—	—	98,411,218
Short-Term Investments	517,667	—	—	517,667

TOTAL INVESTMENTS	$2,837,611,332	$—	$—	$2,837,611,332

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	278,198	$278,198	101,510,462	101,700,382	88,278	$88,278	$9,726	$—
State Street Navigator Securities Lending Prime Portfolio	29,979,227	29,979,227	1,448,849,835	1,478,399,673	429,389	429,389	1,770,348	—

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRIA — 3.6%
IMMOFINANZ AG (a)	97,019	$207,160
Raiffeisen Bank International AG (a)	13,815	173,046
Voestalpine AG	13,214	440,696
Wienerberger AG	14,102	197,399

		1,018,301

BELGIUM — 6.6%
Ackermans & van Haaren NV	2,693	329,695
bpost SA	11,749	298,707
Cofinimmo SA REIT	2,441	286,776
Colruyt SA	7,660	421,877
Ontex Group NV	7,634	239,673
Telenet Group Holding NV (a)	6,101	277,284

		1,854,012

FINLAND — 8.9%
Amer Sports Oyj	14,059	383,599
Huhtamaki Oyj	11,363	469,350
Kesko Oyj Class B	8,094	342,776
Metso Oyj	12,699	296,690
Neste Oyj	15,189	542,168
Orion Oyj Class B	12,173	470,621

		2,505,204

FRANCE — 22.2%
Air France-KLM (a)	29,690	188,702
Bollore SA	104,788	355,063
Casino Guichard Perrachon SA	6,771	377,767
CNP Assurances	17,927	265,181
Dassault Aviation SA	222	221,487
Elior Participations SCA (b)	14,388	313,693
Eurazeo SA	5,585	331,949
Faurecia	8,676	276,965
Fonciere Des Regions	3,567	317,060
ICADE	4,274	302,318
Imerys SA	3,920	250,539
Ipsen SA	4,317	265,841
JCDecaux SA	7,805	263,467
Lagardere SCA	12,252	267,463
Numericable-SFR SA	11,316	284,305
Orpea	4,832	397,669
Plastic Omnium SA	8,032	225,711
Rubis SCA	4,653	356,316
SEB SA	2,917	352,906
Technicolor SA	42,913	267,404
UBISOFT Entertainment (a)	9,622	352,862

		6,234,668

GERMANY — 19.2%
Aareal Bank AG.	7,182	225,522
Axel Springer SE	4,855	254,176
Bilfinger SE (a)	5,522	161,556
Covestro AG (b)	8,698	385,990
Deutsche EuroShop AG	5,351	244,297
Deutsche Lufthansa AG	27,869	326,020
Duerr AG	2,956	223,277
Fraport AG Frankfurt Airport Services Worldwide	4,456	237,742
Freenet AG	15,366	393,910

Fuchs Petrolub SE Preference Shares	8,339	326,887
Gerresheimer AG	3,768	288,796
HOCHTIEF AG	2,174	279,439
KION Group AG	7,328	353,606
Rheinmetall AG	5,226	308,870
Sartorius AG Preference Shares	4,088	301,333
STADA Arzneimittel AG	7,480	385,912
Telefonica Deutschland Holding AG	76,093	312,189
Zalando SE (a) (b)	14,790	389,578

		5,399,100

GREECE — 2.6%
Alpha Bank AE (a)	164,103	295,342
Eurobank Ergasias SA (a)	262,291	160,266
Hellenic Telecommunications Organization SA .	29,406	263,635

		719,243

IRELAND — 2.9%
Glanbia PLC	22,559	424,298
Kingspan Group PLC	17,671	382,816

		807,114

ITALY — 12.2%
A2A SpA	187,954	245,975
Azimut Holding SpA	13,617	220,714
Banca Monte dei Paschi di Siena SpA (a)	351,811	148,208
Banca Popolare dell’Emilia Romagna SC	57,751	210,311
Banca Popolare di Milano Scarl	526,957	215,611
Banco Popolare SC	99,330	236,592
Davide Campari-Milano SpA	26,593	262,346
Italcementi SpA (a)	23,049	270,402
Mediaset SpA	82,157	285,865
Poste Italiane SpA (b)	55,321	366,295
Recordati SpA	12,227	366,757
Saipem SpA (a)	692,275	275,716
Unipol Gruppo Finanziario SpA	50,774	118,794
UnipolSai SpA	132,722	198,612

		3,422,198

LUXEMBOURG — 2.8%
Eurofins Scientific SE	1,060	392,850
RTL Group SA	4,623	376,668

		769,518

NETHERLANDS — 7.2%
Aalberts Industries NV	11,507	345,799
ASM International NV	6,207	240,279
Euronext NV (b)	5,597	206,064
Koninklijke Vopak NV	7,953	396,665
OCI NV (a)	10,376	141,151
PostNL NV (a)	50,453	206,323
SBM Offshore NV	21,637	252,034
Wereldhave NV	4,832	218,750

		2,007,065

PORTUGAL — 2.0%
Banco Comercial Portugues SA (a)	5,460,989	110,417
Jeronimo Martins SGPS SA	29,365	461,942

		572,359

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SPAIN — 8.6%
Bolsas y Mercados Espanoles SHMSF SA	9,029	$251,170
Cellnex Telecom SAU (b)	18,347	285,968
Gamesa Corp. Tecnologica SA	26,911	529,023
Mapfre SA	119,277	259,456
Mediaset Espana Comunicacion SA	20,105	224,808
Merlin Properties Socimi SA	38,298	400,496
Viscofan SA	4,915	270,996
Zardoya Otis SA	20,995	196,158

		2,418,075

UNITED KINGDOM — 1.0%
Dialog Semiconductor PLC (a)	9,343	278,277

TOTAL COMMON STOCKS — (Cost $31,013,392)		28,005,134

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $2,459)		2,459

TOTAL INVESTMENTS — 99.8% (f)
(Cost $31,015,851)		28,007,593
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		58,983

NET ASSETS — 100.0%		$28,066,576

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.9% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$1,018,301	$—	$—	$1,018,301
Belgium	1,854,012	—	—	1,854,012
Finland	2,505,204	—	—	2,505,204
France	6,234,668	—	—	6,234,668
Germany	5,399,100	—	—	5,399,100
Greece	719,243	—	—	719,243
Ireland	807,114	—	—	807,114
Italy	3,422,198	—	—	3,422,198
Luxembourg	769,518	—	—	769,518
Netherlands	2,007,065	—	—	2,007,065
Portugal	572,359	—	—	572,359
Spain	2,418,075	—	—	2,418,075
United Kingdom	278,277	—	—	278,277
Short-Term Investment	2,459	—	—	2,459

TOTAL INVESTMENTS	$28,007,593	$—	$—	$28,007,593

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,463	$1,463	536,031	535,035	2,459	$2,459	$16	$—

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 98.3%
UNITED STATES — 98.3%
SPDR EURO STOXX 50 ETF (a) (Cost $12,216,711)	$346,226	$10,784,939

SHORT-TERM INVESTMENT — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (b) (c) (Cost $118,831)		118,831

TOTAL INVESTMENTS — 99.4% (Cost $12,335,542)		10,903,770
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		69,935

NET ASSETS — 100.0%		$10,973,705

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

At June 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD	277,465	EUR	246,000	07/06/2016	(4,163)
Bank of Montreal	USD	198,123	EUR	176,000	07/06/2016	(2,590)
Bank of Montreal	USD	96,134	EUR	86,000	07/06/2016	(590)
Bank of Montreal	EUR	625,000	USD	696,633	07/06/2016	2,267
Bank of Montreal	EUR	1,509,000	USD	1,667,919	07/06/2016	(8,558)
Bank of Montreal	USD	875,305	EUR	787,000	08/03/2016	(92)
Citibank N.A.	USD	277,466	EUR	246,000	07/06/2016	(4,164)
Citibank N.A.	EUR	2,015,749	USD	2,246,613	07/06/2016	7,146
Goldman Sachs Capital Markets L.P.	USD	163,380	EUR	144,000	07/08/2016	(3,387)
HSBC Bank USA	USD	2,327,516	EUR	2,094,949	07/06/2016	(58)
HSBC Bank USA	USD	277,462	EUR	246,000	07/06/2016	(4,160)
HSBC Bank USA	EUR	2,015,749	USD	2,246,679	07/06/2016	7,212
HSBC Bank USA	EUR	2,094,949	USD	2,329,803	08/03/2016	35
JP Morgan Chase Bank, N.A.	USD	2,327,476	EUR	2,094,949	07/06/2016	(19)
JP Morgan Chase Bank, N.A.	USD	277,465	EUR	246,000	07/06/2016	(4,163)
JP Morgan Chase Bank, N.A.	EUR	2,015,749	USD	2,246,691	07/06/2016	7,224
JP Morgan Chase Bank, N.A.	EUR	2,094,949	USD	2,329,807	08/03/2016	39
Royal Bank of Canada	USD	2,327,477	EUR	2,094,952	07/06/2016	(17)
Royal Bank of Canada	USD	277,468	EUR	246,000	07/06/2016	(4,165)
Royal Bank of Canada	EUR	2,015,749	USD	2,246,653	07/06/2016	7,186
Royal Bank of Canada	EUR	2,094,952	USD	2,329,803	08/03/2016	30
Societe Generale	USD	2,327,484	EUR	2,094,949	07/06/2016	(27)
Societe Generale	EUR	2,094,949	USD	2,329,780	08/03/2016	12
Westpac Banking Corp.	USD	2,327,467	EUR	2,094,949	07/06/2016	(10)
Westpac Banking Corp.	USD	277,461	EUR	246,000	07/06/2016	(4,159)
Westpac Banking Corp.	EUR	2,015,752	USD	2,246,673	07/06/2016	7,202
Westpac Banking Corp.	EUR	2,094,949	USD	2,329,751	08/03/2016	(18)

						$(1,987)

EUR — Euro

USD — U.S. dollar

At June 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
EURO STOXX 50	09/16/2016	4	126,870	(674)

EUR — Euro

USD — U.S. Dollar

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$10,784,939	$—	$—	$10,784,939
Short-Term Investment	$118,831	$—	$—	$118,831

TOTAL INVESTMENTS	$10,903,770	$—	$—	$10,903,770

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	38,353	—	38,353

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$10,903,770	$38,353	$—	$10,942,123

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(40,340)	—	(40,340)
Futures Contracts (b)	(674)	—	—	(674)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(674)	$(40,340)	$—	$(41,014)

(a)	Forward Foreign Currency Exchange Contracts are at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	113,782	$113,782	2,457,250	2,452,201	118,831	$118,831	$297	$—

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 99.7%
UNITED STATES — 99.7%
SPDR S&P International Dividend ETF (a) (Cost $3,955,370)	112,232	$3,950,566

SHORT-TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (b) (c) (Cost $4,245)	4,245	4,245

TOTAL INVESTMENTS — 99.8%
(Cost $3,959,615)		3,954,811
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		7,278

NET ASSETS — 100.0%		$3,962,089

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

At June 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD	19,928	AUD	27,000	07/06/2016	175
Bank of Montreal	USD	18,011	EUR	16,000	07/06/2016	(235)
Bank of Montreal	USD	13,206	CAD	17,000	07/06/2016	(116)
Bank of Montreal	USD	11,440	GBP	8,000	07/06/2016	(745)
Bank of Montreal	USD	8,653	ZAR	137,000	07/06/2016	700
Bank of Montreal	USD	7,862	HKD	61,000	07/06/2016	1
Bank of Montreal	USD	4,332	ZAR	66,000	07/06/2016	174
Bank of Montreal	USD	2,116	NZD	3,000	07/06/2016	20
Bank of Montreal	USD	1,680	SEK	14,000	07/06/2016	(28)
Bank of Montreal	USD	1,072	NOK	9,000	07/06/2016	3
Bank of Montreal	NOK	1,000	USD	120	07/06/2016	0
Bank of Montreal	CHF	2,000	USD	2,015	07/06/2016	(38)
Bank of Montreal	NZD	4,000	USD	2,701	07/06/2016	(147)
Bank of Montreal	SEK	53,000	USD	6,353	07/06/2016	98
Bank of Montreal	HKD	86,000	USD	11,077	07/06/2016	(8)
Bank of Montreal	GBP	11,000	USD	16,013	07/06/2016	1,309
Bank of Montreal	EUR	24,000	USD	26,751	07/06/2016	87
Bank of Montreal	CAD	46,000	USD	35,162	07/06/2016	(258)
Bank of Montreal	AUD	92,000	USD	66,646	07/06/2016	(1,854)
Bank of Montreal	USD	333	CZK	8,000	07/07/2016	(4)
Bank of Montreal	CZK	16,000	USD	660	07/07/2016	3
Bank of Montreal	USD	6,713	TRY	20,000	07/08/2016	231
Bank of Montreal	USD	2,379	TRY	7,000	07/08/2016	51
Bank of Montreal	USD	46,713	EUR	42,000	08/03/2016	(5)
Bank of Montreal	USD	20,828	AUD	28,000	08/03/2016	(2)
Bank of Montreal	USD	19,986	HKD	155,000	08/03/2016	2
Bank of Montreal	USD	4,137	SEK	35,000	08/03/2016	(0)
Bank of Montreal	USD	1,540	CAD	2,000	08/03/2016	—
Bank of Montreal	USD	1,422	NZD	2,000	08/03/2016	(0)
Bank of Montreal	USD	1,029	CHF	1,000	08/03/2016	(0)
Bank of Montreal	USD	944	CZK	23,000	08/03/2016	1
Bank of Montreal	SGD	1,000	USD	743	08/03/2016	(0)
Bank of Montreal	NOK	14,000	USD	1,673	08/03/2016	(0)
Bank of Montreal	GBP	2,000	USD	2,674	08/03/2016	(0)
Bank of Montreal	ZAR	91,000	USD	6,175	08/04/2016	(1)
Citibank N.A.	SGD	43,000	USD	31,215	07/05/2016	(734)
Citibank N.A.	CHF	34,000	USD	34,252	07/06/2016	(651)
Citibank N.A.	SEK	592,000	USD	70,965	07/06/2016	1,090

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	GBP	385,000	USD	560,493	07/06/2016	45,823
Citibank N.A.	CZK	371,000	USD	15,296	07/07/2016	77
HSBC Bank USA	USD	924,018	AUD	1,241,000	07/06/2016	(5)
HSBC Bank USA	AUD	1,176,000	USD	850,874	07/06/2016	(24,742)
HSBC Bank USA	AUD	1,241,000	USD	923,012	08/03/2016	(49)
JP Morgan Chase Bank N.A.	USD	591,362	CAD	768,000	07/06/2016	1
JP Morgan Chase Bank N.A.	CAD	739,000	USD	564,936	07/06/2016	(4,097)
JP Morgan Chase Bank N.A.	USD	112,119	TRY	323,000	07/08/2016	18
JP Morgan Chase Bank N.A.	TRY	350,000	USD	117,416	07/08/2016	(4,094)
JP Morgan Chase Bank N.A.	TRY	323,000	USD	111,419	08/03/2016	(27)
JP Morgan Chase Bank N.A.	CAD	768,000	USD	591,440	08/03/2016	11
Royal Bank of Canada	USD	813,247	EUR	732,000	07/06/2016	(6)
Royal Bank of Canada	EUR	724,000	USD	806,934	07/06/2016	2,581
Royal Bank of Canada	EUR	732,000	USD	814,059	08/03/2016	11
Societe Generale	USD	31,949	SGD	43,000	07/05/2016	—
Societe Generale	USD	518,684	GBP	388,000	07/06/2016	(4)
Societe Generale	USD	74,479	SEK	631,000	07/06/2016	(1)
Societe Generale	USD	50,597	THB	1,778,000	07/06/2016	1
Societe Generale	USD	36,957	CHF	36,000	07/06/2016	(1)
Societe Generale	USD	1,107	THB	39,000	07/06/2016	3
Societe Generale	THB	114,000	USD	3,187	07/06/2016	(57)
Societe Generale	THB	1,703,000	USD	47,601	07/06/2016	(862)
Societe Generale	USD	15,547	CZK	379,000	07/07/2016	—
Societe Generale	THB	1,000	USD	28	08/03/2016	(0)
Societe Generale	CZK	379,000	USD	15,557	08/03/2016	(3)
Societe Generale	SGD	43,000	USD	31,941	08/03/2016	(6)
Societe Generale	CHF	36,000	USD	37,015	08/03/2016	(11)
Societe Generale	THB	1,778,000	USD	50,586	08/03/2016	11
Societe Generale	SEK	631,000	USD	74,555	08/03/2016	(15)
Societe Generale	GBP	388,000	USD	518,795	08/03/2016	48
Westpac Banking Corp.	USD	357,061	HKD	2,770,000	07/06/2016	(8)
Westpac Banking Corp.	USD	203,921	ZAR	2,987,000	07/06/2016	(2)
Westpac Banking Corp.	USD	99,704	NZD	140,000	07/06/2016	(1)
Westpac Banking Corp.	USD	49,236	NOK	412,000	07/06/2016	0
Westpac Banking Corp.	NOK	420,000	USD	50,214	07/06/2016	23
Westpac Banking Corp.	NZD	139,000	USD	93,876	07/06/2016	(5,115)
Westpac Banking Corp.	ZAR	3,190,000	USD	201,438	07/06/2016	(16,339)
Westpac Banking Corp.	HKD	2,745,000	USD	353,525	07/06/2016	(305)
Westpac Banking Corp.	NOK	412,000	USD	49,233	08/03/2016	(3)
Westpac Banking Corp.	NZD	140,000	USD	99,558	08/03/2016	0
Westpac Banking Corp.	HKD	2,770,000	USD	357,187	08/03/2016	(13)
Westpac Banking Corp.	ZAR	2,987,000	USD	202,713	08/04/2016	(27)

						$(8,066)

AUD — Australian dollar

CAD — Canadian dollar

CHF — Swiss franc

CZK — Czech koruna

EUR — Euro

GBP — British pound

HKD — Hong Kong dollar

NOK — Norwegian krone

NZD — New Zealand dollar

SEK — Swedish krona

SGD — Singapore dollar

THB — Thai baht

TRY — Turkish New lira

USD — U.S. dollar

ZAR — South African rand

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish New Lira

USD — U.S. Dollar

ZAR — South African Rand

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$3,950,566	$—	$—	$3,950,566
Short-Term Investment	4,245	—	—	4,245

TOTAL INVESTMENTS	$3,954,811	$—	$—	$3,954,811

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	52,553	—	52,553

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,954,811	$52,553	$—	$4,007,364

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(60,619)	—	(60,619)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(60,619)	$—	$(60,619)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	14,218	$14,218	159,959	169,932	4,245	$4,245	$15	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AUSTRALIA — 11.6%
360 Capital Industrial Fund	1,291	$2,634
Abacus Property Group	2,202	5,165
BWP Trust	3,556	9,638
Cedar Woods Properties, Ltd.	458	1,483
Charter Hall Retail REIT	2,556	9,059
Cromwell Property Group	9,405	7,108
Dexus Property Group REIT	6,936	46,584
Gateway Lifestyle	2,091	4,469
GDI Property Group	3,852	2,538
GPT Group REIT	12,876	51,868
Growthpoint Properties Australia, Ltd.	1,554	3,645
Investa Office Fund REIT	4,303	13,713
Mirvac Group REIT	26,521	39,890
New South Resources, Ltd. (a)	2,049	2,533
Scentre Group REIT	38,151	139,764
Shopping Centres Australasia Property Group	5,431	9,220
Stockland REIT	17,140	60,111
Vicinity Centres REIT	24,111	59,604

		469,026

AUSTRIA — 1.1%
BUWOG AG (a)	536	12,377
CA Immobilien Anlagen AG (a)	483	8,054
Conwert Immobilien Invest SE (a)	427	6,867
IMMOFINANZ AG (a)	5,479	11,699
S IMMO AG (a)	414	3,863

		42,860

BELGIUM — 1.1%
Aedifica SA (a)	97	7,509
Befimmo SA	140	9,005
Cofinimmo SA REIT	142	16,683
Intervest Offices & Warehouses NV	106	3,003
Warehouses De Pauw CVA	99	9,266

		45,466

BERMUDA — 0.0% (b)
CSI Properties, Ltd.	40,000	1,418

CANADA — 4.1%
Allied Properties Real Estate Investment Trust	256	7,625
Artis Real Estate Investment Trust	420	4,366
Boardwalk Real Estate Investment Trust	154	6,825
Brookfield Canada Office Properties	100	2,210
Canadian Apartment Properties	448	11,439
Canadian Real Estate Investment Trust	244	9,075
Choice Properties Real Estate Investment Trust	340	3,718
Cominar Real Estate Investment Trust	636	8,247
Crombie Real Estate Investment Trust	294	3,475
CT Real Estate Investment Trust	244	2,781
Dream Global Real Estate Investment Trust	424	3,062
Dream Industrial Real Estate Investment Trust	220	1,479
Dream Office Real Estate Investment Trust	350	5,007
First Capital Realty, Inc.	906	15,459
Granite Real Estate Investment Trust	178	5,311
H&R Real Estate Investment Trust	949	16,449
InnVest Real Estate Investment Trust	496	2,662
InterRent Real Estate Investment Trust	266	1,624

Killam Apartment Real Estate Investment Trust	432	4,221
Milestone Apartments Real Estate Investment Trust	230	3,345
Morguard Real Estate Investment Trust	236	2,677
Northview Apartment Real Estate Investment Trust	156	2,694
NorthWest Healthcare Properties Real Estate Investment Trust	216	1,668
Pure Industrial Real Estate Trust	716	2,839
RioCan Real Estate Investment Trust	1,102	24,888
Smart Real Estate Investment Trust REIT	437	12,854

		166,000

FINLAND — 0.4%
Citycon Oyj	2,602	5,914
Sponda Oyj	1,435	6,218
Technopolis Oyj	660	2,603

		14,735

FRANCE — 8.8%
ANF Immobilier	50	1,215
Fonciere de Paris SIIC	15	2,342
Fonciere Des Regions	239	21,244
Gecina SA REIT	295	40,147
ICADE	266	18,815
Klepierre REIT	1,577	69,816
Mercialys SA	332	7,083
Nexity SA	294	14,925
Unibail-Rodamco SE	701	181,961

		357,548

GERMANY — 8.2%
ADLER Real Estate AG (a)	178	2,254
ADO Properties SA (c)	155	5,953
alstria office REIT-AG	809	10,911
Deutsche EuroShop AG	329	15,020
Deutsche Wohnen AG	2,418	81,999
DIC Asset AG	344	3,253
Grand City Properties SA	826	16,944
Hamborner REIT AG	464	5,015
LEG Immobilien AG	450	41,939
PATRIZIA Immobilien AG (a)	249	5,970
TAG Immobilien AG	881	11,540
TLG Immobilien AG	463	9,711
Vonovia SE	3,311	120,466

		330,975

HONG KONG — 17.1%
Champion REIT	16,000	9,033
Cheung Kong Property Holdings, Ltd.	19,234	119,996
Far East Consortium International, Ltd.	8,454	2,670
Hang Lung Properties, Ltd.	16,000	32,215
Henderson Land Development Co., Ltd.	7,700	43,225
Hongkong Land Holdings, Ltd.	8,000	48,720
Hysan Development Co., Ltd.	5,000	22,203
Kerry Properties, Ltd.	4,500	11,067
Kowloon Development Co., Ltd.	2,000	1,908
Lai Sun Development Co., Ltd.	90,000	1,381
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	7,000	2,463

See accompanying Notes to Schedule of Investments

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Link REIT	16,000	$108,895
Liu Chong Hing Investment, Ltd.	2,000	2,356
New World Development Co., Ltd.	39,389	39,856
Prosperity REIT	8,000	3,279
Regal Real Estate Investment Trust	8,000	2,031
Sino Land Co., Ltd.	22,246	36,303
Sun Hung Kai Properties, Ltd.	10,000	119,941
Sunlight Real Estate Investment Trust	8,000	4,558
Swire Properties, Ltd.	8,200	21,721
Wharf Holdings, Ltd.	10,000	60,519

		694,340

INDIA — 0.1%
Ascendas India Trust	5,800	4,266

IRELAND — 0.4%
Green REIT PLC	4,635	7,153
Hibernia REIT PLC	4,881	7,266
Irish Residential Properties REIT PLC	2,689	3,316

		17,735

ISRAEL — 0.4%
Africa Israel Properties, Ltd.	100	1,545
Amot Investments, Ltd.	850	3,465
Bayside Land Corp.	6	2,049
Blue Square Real Estate, Ltd.	41	1,347
Melisron, Ltd.	120	4,823
Reit 1, Ltd.	1,246	3,708

		16,937

ITALY — 0.2%
Beni Stabili SpA SIIQ (a)	6,474	4,002
Immobiliare Grande Distribuzione SIIQ SpA	2,634	2,148

		6,150

JAPAN — 20.4%
Activia Properties, Inc.	2	10,605
Advance Residence Investment Corp.	6	16,101
Aeon Mall Co., Ltd.	500	6,502
AEON REIT Investment Corp.	5	5,727
Ardepro Co., Ltd.	600	678
Comforia Residential REIT, Inc.	2	4,503
Daibiru Corp.	200	1,710
Daikyo, Inc.	1,000	1,443
Daiwa House Industry Co., Ltd.	2,500	72,668
Daiwa House REIT Investment Corp.	1	5,888
Daiwa House Residential Investment Corp.	3	8,162
Daiwa Office Investment Corp.	1	5,936
Frontier Real Estate Investment Corp.	2	10,410
Fukuoka Corp. REIT	3	5,948
Global One Real Estate Investment Corp.	1	3,689
GLP J — REIT	10	12,652
Goldcrest Co., Ltd.	100	1,567
Hankyu REIT, Inc.	2	2,552
Heiwa Real Estate Co., Ltd.	200	2,525
Heiwa Real Estate REIT, Inc.	4	3,240
Hulic Co., Ltd.	1,400	14,629
Hulic, Inc. REIT	4	7,322
Ichigo Office REIT Investment	4	3,123
Industrial & Infrastructure Fund Investment Corp.	1	5,585
Invesco Office J-REIT, Inc.	4	3,681

Invincible Investment Corp. REIT	12	7,580
Japan Excellent, Inc.	5	6,853
Japan Hotel REIT Investment Corp.	16	13,491
Japan Logistics Fund, Inc.	4	9,346
Japan Prime Realty Investment Corp.	4	17,195
Japan Real Estate Investment Corp.	6	37,080
Japan Rental Housing Investments, Inc.	6	4,924
Japan Retail Fund Investment Corp. REIT	11	28,103
Kenedix Office Investment Corp. REIT	2	11,951
Kenedix Residential Investment Corp.	2	5,429
Kenedix Retail REIT Corp.	2	5,394
Leopalace21 Corp.	1,200	8,363
MCUBS MidCity Investment Corp.	1	3,446
Mitsubishi Estate Co., Ltd.	5,000	91,286
Mitsui Fudosan Co., Ltd.	4,000	90,906
Mori Hills Investment Corp. REIT	7	10,999
Mori Trust Sogo REIT, Inc.	4	7,595
Nippon Accommodations Fund, Inc.	2	9,124
Nippon Building Fund, Inc.	6	37,021
Nippon Prologis, Inc. REIT	7	17,126
NIPPON REIT Investment Corp.	2	5,387
Nomura Real Estate Holdings, Inc.	500	8,670
Nomura Real Estate Master Fund, Inc.	16	25,375
NTT Urban Development Corp.	600	6,387
Orix JREIT, Inc. REIT	10	17,282
Premier Investment Corp.	6	7,901
Sekisui House Reit, Inc.	4	5,408
Sekisui House SI Residential Investment Corp.	4	4,640
Sumitomo Realty & Development Co., Ltd.	2,000	53,699
Sun Frontier Fudousan Co., Ltd.	100	1,013
Takara Leben Co., Ltd.	400	3,037
TOC Co., Ltd.	200	1,624
Tokyo Tatemono Co., Ltd.	900	10,720
Tokyu REIT, Inc.	4	5,697
Top REIT, Inc.	1	4,050
Tosei Corp.	200	1,427
United Urban Investment Corp.	12	21,651
Unizo Holdings Co., Ltd.	100	3,938

		827,964

NETHERLANDS — 0.9%
Eurocommercial Properties NV	346	14,780
NSI NV	998	4,000
Vastned Retail NV	148	6,002
Wereldhave NV	282	12,767

		37,549

NEW ZEALAND — 0.7%
Argosy Property, Ltd.	6,481	5,285
Goodman Property Trust	8,080	7,452
Kiwi Property Group, Ltd.	8,322	8,831
Precinct Properties New Zealand, Ltd.	7,964	7,062

		28,630

NORWAY — 0.2%
Entra ASA (c)	517	4,850
Norwegian Property ASA	1,910	2,086
Selvaag Bolig ASA	254	969

		7,905

See accompanying Notes to Schedule of Investments

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 7.2%
AIMS AMP Capital Industrial REIT	3,600	$3,731
Ascendas Hospitality Trust	5,600	2,808
Ascendas REIT	15,355	28,294
Ascott Residence Trust	6,600	5,345
Cache Logistics Trust	5,400	3,450
Cambridge Industrial Trust	7,000	2,861
CapitaLand Commercial Trust	15,000	16,439
CapitaLand Mall Trust REIT	17,800	28,170
CapitaLand Retail China Trust	4,200	4,681
CDL Hospitality Trusts	5,000	5,238
City Developments, Ltd.	3,200	19,354
Croesus Retail Trust	4,800	2,907
Far East Hospitality Trust	6,200	2,810
First Real Estate Investment Trust	3,800	3,529
Frasers Centrepoint Trust	4,200	6,647
Frasers Commercial Trust	4,649	4,404
Frasers Hospitality Trust	3,600	2,060
Global Logistic Properties, Ltd.	19,400	26,017
Ho Bee Land, Ltd.	1,400	2,205
Hong Fok Corp., Ltd.	1,980	986
Keppel DC REIT	4,000	3,299
Keppel REIT	12,800	9,986
Lippo Malls Indonesia Retail Trust	13,600	3,537
Mapletree Commercial Trust	8,805	9,682
Mapletree Greater China Commercial Trust	13,067	9,806
Mapletree Industrial Trust	8,209	10,491
Mapletree Logistics Trust	9,400	6,984
OUE Hospitality Trust	5,600	2,850
Parkway Life Real Estate Investment Trust	2,800	5,035
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	4,600	1,794
Soilbuild Business Space REIT	5,000	2,545
SPH REIT	5,800	4,008
Starhill Global REIT	10,800	6,299
Suntec Real Estate Investment Trust	17,400	22,883
UOL Group, Ltd.	3,600	14,604
Yanlord Land Group, Ltd.	4,600	3,879
Ying Li International Real Estate, Ltd. (a)	7,000	712

		290,330

SPAIN — 1.3%
Axiare Patrimonio SOCIMI SA	469	5,981
Hispania Activos Inmobiliarios SOCIMI SA	706	8,235
Inmobiliaria Colonial SA	15,995	11,568
Lar Espana Real Estate Socimi SA	376	3,364
Merlin Properties Socimi SA	2,315	24,209
Realia Business SA (a)	1,156	1,259

		54,616

SWEDEN — 2.8%
Castellum AB	1,623	22,967
D Carnegie & Co. AB (a)	281	3,209
Dios Fastigheter AB	346	2,450
Fabege AB	924	15,573
Fastighets AB Balder Class B (a)	635	15,956
Hemfosa Fastigheter AB	1,040	10,618
Hufvudstaden AB Class A	800	12,473
Klovern AB Class B	3,550	4,073
Kungsleden AB	1,073	6,934

Wallenstam AB Class B	1,357	10,979
Wihlborgs Fastigheter AB	451	9,166

		114,398

SWITZERLAND — 2.6%
Allreal Holding AG (a)	100	13,857
Intershop Holding AG	8	3,687
Mobimo Holding AG (a)	43	9,786
Plazza AG Class A	9	2,100
PSP Swiss Property AG	301	29,198
Swiss Prime Site AG (a)	499	45,177

		103,805

UNITED KINGDOM — 10.4%
Big Yellow Group PLC REIT	995	10,388
British Land Co. PLC REIT	7,006	56,849
Capital & Counties Properties PLC	5,445	21,618
Derwent London PLC	757	26,442
Empiric Student Property PLC	3,153	4,542
Grainger PLC	2,728	7,720
Great Portland Estates PLC REIT	2,417	20,243
Hammerson PLC	5,621	40,426
Hansteen Holdings PLC	4,703	6,413
Helical Bar PLC	778	2,959
Intu Properties PLC	6,745	26,158
Land Securities Group PLC REIT	5,665	78,683
LondonMetric Property PLC	3,905	7,820
NewRiver Retail, Ltd.	1,525	6,116
Primary Health Properties PLC	4,275	6,101
Redefine International PLC	8,346	5,074
Safestore Holdings PLC	1,350	6,663
Schroder Real Estate Investment Trust, Ltd.	4,012	2,708
Segro PLC	5,358	29,703
Shaftesbury PLC	1,842	21,644
Standard Life Investment Property Income Trust, Ltd. REIT	2,728	2,890
Tritax Big Box REIT PLC	6,013	10,506
UNITE Group PLC	1,551	12,855
Workspace Group PLC	808	7,448

		421,969

TOTAL COMMON STOCKS — (Cost $3,877,726)		4,054,622

RIGHTS — 0.0% (b)
AUSTRALIA — 0.0% (b)
National Storage REIT (expiring 7/15/16) (a)	615	—

GERMANY — 0.0% (b)
ADLER Real Estate AG (expiring 6/27/16) (a)	178	—

TOTAL RIGHTS — (Cost $—)		—

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $20,047)		20,047

TOTAL INVESTMENTS — 100.5% (Cost $3,897,773)		4,074,669
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(18,950)

NET ASSETS — 100.0%		$4,055,719

See accompanying Notes to Schedule of Investments

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

At June 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD	1,481	SGD	2,000	07/05/2016	$5
Bank of Montreal	SGD	3,000	USD	2,178	07/05/2016	(51)
Bank of Montreal	USD	66,646	AUD	92,000	07/06/2016	1,854
Bank of Montreal	USD	43,536	HKD	338,000	07/06/2016	32
Bank of Montreal	USD	15,907	JPY	1,762,000	07/06/2016	1,269
Bank of Montreal	USD	5,116	JPY	533,000	07/06/2016	79
Bank of Montreal	USD	4,503	EUR	4,000	07/06/2016	(59)
Bank of Montreal	USD	3,609	HKD	28,000	07/06/2016	0
Bank of Montreal	USD	2,860	GBP	2,000	07/06/2016	(186)
Bank of Montreal	USD	2,214	AUD	3,000	07/06/2016	19
Bank of Montreal	USD	777	CAD	1,000	07/06/2016	(7)
Bank of Montreal	USD	600	SEK	5,000	07/06/2016	(10)
Bank of Montreal	NOK	5,000	USD	598	07/06/2016	0
Bank of Montreal	NZD	2,000	USD	1,351	07/06/2016	(74)
Bank of Montreal	ILS	13,000	USD	3,377	07/06/2016	1
Bank of Montreal	CHF	7,000	USD	7,052	07/06/2016	(134)
Bank of Montreal	CAD	17,000	USD	12,995	07/06/2016	(95)
Bank of Montreal	SEK	134,000	USD	16,063	07/06/2016	247
Bank of Montreal	GBP	30,000	USD	43,673	07/06/2016	3,569
Bank of Montreal	EUR	98,000	USD	109,232	07/06/2016	356
Bank of Montreal	USD	75,180	JPY	7,705,000	08/03/2016	(7)
Bank of Montreal	USD	68,180	GBP	51,000	08/03/2016	6
Bank of Montreal	USD	24,469	EUR	22,000	08/03/2016	(3)
Bank of Montreal	USD	711	NZD	1,000	08/03/2016	(0)
Bank of Montreal	USD	473	SEK	4,000	08/03/2016	(0)
Bank of Montreal	SGD	5,000	USD	3,713	08/03/2016	(1)
Bank of Montreal	CAD	8,000	USD	6,160	08/03/2016	(1)
Bank of Montreal	HKD	163,000	USD	21,017	08/03/2016	(2)
Citibank N.A.	SGD	383,000	USD	278,034	07/05/2016	(6,534)
Citibank N.A.	NZD	38,000	USD	25,663	07/06/2016	(1,399)
Citibank N.A.	GBP	336,000	USD	489,157	07/06/2016	39,991
HSBC Bank USA	USD	459,403	AUD	617,000	07/06/2016	(2)
HSBC Bank USA	USD	161,700	CAD	210,000	07/06/2016	0
HSBC Bank USA	USD	101,631	CHF	99,000	07/06/2016	(2)
HSBC Bank USA	CHF	92,000	USD	92,684	07/06/2016	(1,758)
HSBC Bank USA	CAD	194,000	USD	148,306	07/06/2016	(1,075)
HSBC Bank USA	AUD	712,000	USD	515,155	07/06/2016	(14,980)
HSBC Bank USA	CHF	99,000	USD	101,806	08/03/2016	(15)
HSBC Bank USA	CAD	210,000	USD	161,723	08/03/2016	4
HSBC Bank USA	AUD	617,000	USD	458,903	08/03/2016	(24)
JP Morgan Chase Bank, N.A.	USD	619,899	HKD	4,809,000	07/06/2016	(18)
JP Morgan Chase Bank, N.A.	USD	114,136	SEK	967,000	07/06/2016	(0)
JP Morgan Chase Bank, N.A.	USD	16,098	ILS	62,000	07/06/2016	2
JP Morgan Chase Bank, N.A.	USD	8,365	NOK	70,000	07/06/2016	—
JP Morgan Chase Bank, N.A.	NOK	65,000	USD	7,772	07/06/2016	4
JP Morgan Chase Bank, N.A.	ILS	49,000	USD	12,731	07/06/2016	7
JP Morgan Chase Bank, N.A.	SEK	838,000	USD	100,458	07/06/2016	1,548
JP Morgan Chase Bank, N.A.	HKD	5,175,000	USD	666,486	07/06/2016	(572)

See accompanying Notes to Schedule of Investments

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	NOK	70,000	USD	8,365	08/03/2016	$(0)
JP Morgan Chase Bank, N.A.	ILS	62,000	USD	16,105	08/03/2016	(4)
JP Morgan Chase Bank, N.A.	SEK	967,000	USD	114,268	08/03/2016	(9)
JP Morgan Chase Bank, N.A.	HKD	4,809,000	USD	620,101	08/03/2016	(34)
Royal Bank of Canada	USD	890,556	JPY	91,359,000	07/06/2016	(1)
Royal Bank of Canada	JPY	93,654,000	USD	845,451	07/06/2016	(67,475)
Royal Bank of Canada	JPY	91,359,000	USD	891,290	08/03/2016	(49)
Societe Generale	USD	285,311	SGD	384,000	07/05/2016	—
Societe Generale	USD	486,600	GBP	364,000	07/06/2016	(4)
Societe Generale	USD	28,487	NZD	40,000	07/06/2016	(1)
Societe Generale	NZD	40,000	USD	28,444	08/03/2016	(1)
Societe Generale	SGD	384,000	USD	285,237	08/03/2016	(51)
Societe Generale	GBP	364,000	USD	486,704	08/03/2016	45
Westpac Banking Corp.	USD	936,565	EUR	843,000	07/06/2016	(4)
Westpac Banking Corp.	EUR	749,000	USD	834,804	07/06/2016	2,676
Westpac Banking Corp.	EUR	843,000	USD	937,483	08/03/2016	(7)

						$(42,935)

AUD — Australian dollar

CAD — Canadian dollar

CHF — Swiss franc

EUR — Euro

GBP — British pound

HKD — Hong Kong dollar

ILS — Israeli New shekel

JPY — Japanese yen

NOK — Norwegian krone

NZD — New Zealand dollar

SEK — Swedish krona

SGD — Singapore dollar

USD — U.S. dollar

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli New Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$469,026	$—	$—	$469,026
Austria	42,860	—	—	42,860
Belgium	45,466	—	—	45,466
Bermuda	1,418	—	—	1,418
Canada	166,000	—	—	166,000
Finland	14,735	—	—	14,735
France	357,548	—	—	357,548
Germany	330,975	—	—	330,975
Hong Kong	694,340	—	—	694,340
India	4,266	—	—	4,266
Ireland	17,735	—	—	17,735

See accompanying Notes to Schedule of Investments

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Israel	$16,937		$—	$—		$16,937
Italy	6,150		—	—		6,150
Japan	827,964		—	—		827,964
Netherlands	37,549		—	—		37,549
New Zealand	28,630		—	—		28,630
Norway	7,905		—	—		7,905
Singapore	290,330		—	—		290,330
Spain	54,616		—	—		54,616
Sweden	114,398		—	—		114,398
Switzerland	103,805		—	—		103,805
United Kingdom	421,969		—	—		421,969
Rights
Australia	—		—	0	(b)	—
Germany	0	(a)	—	—		—
Short-Term Investment	20,047		—	—		20,047

TOTAL INVESTMENTS	$4,074,669		$—	$0		$4,074,669

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (c)	—		51,714	—		51,714

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,074,669		$51,714	$0		$4,126,383

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (c)	—		(94,649)	—		(94,649)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—		$(94,649)	$—		$(94,649)

(a)	Fund held a Level 1 security that was valued at $0 at June 30, 2016.
(b)	Fund held a Level 3 security that was valued at $0 at June 30, 2016.
(c)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,435	$2,435	305,845	288,233	20,047	$20,047	$27	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
CHINA — 40.8%
21Vianet Group, Inc. ADR (a)	8,972	$91,604
500.com, Ltd. Class A, ADR (a) (b)	1,634	27,157
51job, Inc. ADR (a)	2,673	78,346
58.com, Inc. ADR (a)	4,087	187,552
A8 New Media Group, Ltd. (a)	385,789	23,372
AAC Technologies Holdings, Inc.	77,000	653,581
Agile Property Holdings, Ltd. (b)	531,598	280,259
Agricultural Bank of China, Ltd. Class H	2,676,000	976,170
Air China, Ltd. Class H	377,414	257,838
Alibaba Group Holding, Ltd. ADR (a) (b)	127,375	10,130,134
Aluminum Corp. of China, Ltd. Class H (a) (b)	694,304	217,475
Angang Steel Co., Ltd. Class H (a) (b)	391,244	173,988
Anhui Conch Cement Co., Ltd. Class H (b)	234,250	562,228
Anhui Expressway Co., Ltd. Class H	38,000	29,977
ANTA Sports Products, Ltd. (b)	102,000	203,791
Autohome, Inc. ADR (a)	4,820	96,930
AVIC International Holding HK, Ltd. (a) (b)	516,000	33,256
AviChina Industry & Technology Co., Ltd. Class H	436,000	301,796
BAIC Motor Corp., Ltd. Class H (c)	197,000	138,394
Baidu, Inc. ADR (a)	31,621	5,222,208
Bank of China, Ltd. Class H	8,737,466	3,480,142
Bank of Communications Co., Ltd. Class H	2,464,630	1,553,508
BBMG Corp. Class H	224,000	66,698
Beijing Capital International Airport Co., Ltd. Class H	114,000	123,435
Beijing Capital Land, Ltd. Class H	120,000	43,620
Beijing Enterprises Holdings, Ltd.	74,000	417,791
Beijing Enterprises Water Group, Ltd. (b)	448,000	269,102
Belle International Holdings, Ltd.	575,000	336,494
Biostime International Holdings, Ltd. (a) (b)	24,000	80,124
Bitauto Holdings, Ltd. ADR (a)	2,505	67,535
Boer Power Holdings, Ltd. (b)	50,000	21,784
Boyaa Interactive International, Ltd. (a)	97,200	34,956
Brilliance China Automotive Holdings, Ltd. (b)	370,000	379,636
Byd Co., Ltd. Class H (a) (b)	91,800	549,644
BYD Electronic International Co., Ltd. (a)	111,000	62,382
C.banner International Holdings, Ltd. (a)	180,000	66,590
CAR, Inc. (a) (b)	177,043	171,841
CGN Power Co., Ltd. Class H (c)	1,262,000	349,744
Changshouhua Food Co., Ltd.	75,000	33,740
Chanjet Information Technology Co., Ltd. Class H (a)	25,100	28,245
China Aerospace International Holdings, Ltd.	300,000	36,737

China Agri-Industries Holdings, Ltd. (a) (b)	268,000	88,090
China Animal Healthcare, Ltd. (a) (b) (d)	305,700	51,226
China Assurance Finance Group, Ltd. (a)	145,500	17,817
China Biologic Products, Inc. (a) (b)	777	82,611
China Cinda Asset Management Co., Ltd. Class H	1,076,600	362,200
China CITIC Bank Corp., Ltd. Class H	1,302,341	790,676
China Coal Energy Co., Ltd. Class H (a) (b)	641,000	332,978
China Communications Construction Co., Ltd. Class H	578,000	618,385
China Conch Venture Holdings, Ltd.	144,600	286,294
China Construction Bank Corp. Class H	10,628,148	7,014,239
China COSCO Holdings Co., Ltd. Class H (a) (b)	25,500	8,973
China Dongxiang Group Co., Ltd.	472,000	83,352
China Eastern Airlines Corp., Ltd. Class H (a) (b)	186,000	92,545
China Everbright International, Ltd.	275,000	304,849
China Everbright, Ltd.	118,000	226,632
China Fangda Group Co., Ltd. Class B	84,000	85,646
China Fire Safety Enterprise Group, Ltd. (a)	404,227	19,018
China Galaxy Securities Co., Ltd. Class H	343,600	306,930
China Harmony New Energy Auto Holding, Ltd.	71,500	38,156
China Hongqiao Group, Ltd. (b)	115,000	77,082
China Huarong Energy Co., Ltd. (a) (b)	163,100	10,722
China Huishan Dairy Holdings Co., Ltd. (b)	593,000	242,308
China Huiyuan Juice Group, Ltd. (a)	136,000	46,981
China International Marine Containers Group Co., Ltd. Class H	82,000	100,836
China Lesso Group Holdings, Ltd.	135,000	71,346
China Life Insurance Co., Ltd. Class H	889,708	1,906,038
China Lilang, Ltd.	81,000	51,474
China Lodging Group, Ltd. ADR	3,871	141,021
China Longyuan Power Group Corp., Ltd. Class H	474,000	392,253
China Machinery Engineering Corp. Class H	84,000	54,463
China Medical System Holdings, Ltd.	157,000	238,800
China Mengniu Dairy Co., Ltd.	385,780	670,321
China Merchants Bank Co., Ltd. Class H	611,760	1,367,361
China Merchants Holdings International Co., Ltd.	285,375	757,768
China Merchants Property Development Co., Ltd. Class B (a)	286,126	745,544
China Minsheng Banking Corp., Ltd. Class H	854,100	823,500
China Mobile, Ltd.	671,636	7,674,776
China Modern Dairy Holdings, Ltd. (b)	332,000	47,930

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

China Molybdenum Co., Ltd. Class H (b)	402,000	$89,645
China National Building Material Co., Ltd. Class H (b)	408,000	177,758
China Oilfield Services, Ltd. Class H (b)	280,557	215,175
China Overseas Land & Investment, Ltd.	677,084	2,138,266
China Pacific Insurance Group Co., Ltd. Class H	285,800	961,514
China Petroleum & Chemical Corp. Class H	3,109,726	2,244,725
China Power International Development, Ltd.	266,000	97,719
China Railway Construction Corp., Ltd. Class H	238,000	296,658
China Railway Group, Ltd. Class H	601,000	446,221
China Resources Beer Holdings Co., Ltd.	235,018	511,966
China Resources Gas Group, Ltd.	48,000	145,399
China Resources Land, Ltd.	368,767	860,367
China Resources Power Holdings Co., Ltd.	304,437	453,637
China Shengmu Organic Milk, Ltd. (a) (c)	333,000	69,107
China Shenhua Energy Co., Ltd. Class H	466,540	857,554
China Shipping Container Lines Co., Ltd. Class H (a) (b)	1,202,339	247,970
China Shipping Development Co., Ltd. Class H	565,215	318,382
China Silver Group, Ltd.	86,000	17,848
China Singyes Solar Technologies Holdings, Ltd. (b)	58,000	19,887
China South City Holdings, Ltd. (b)	380,000	73,473
China Southern Airlines Co., Ltd. Class H	214,000	120,545
China State Construction International Holdings, Ltd.	214,000	281,915
China Taiping Insurance Holdings Co., Ltd. (a)	118,141	219,898
China Telecom Corp., Ltd. Class H	2,153,320	960,368
China Travel International Investment Hong Kong, Ltd.	256,000	73,916
China Unicom Hong Kong, Ltd.	738,172	763,106
China Vanke Co., Ltd. Class H	134,000	262,544
China Yurun Food Group, Ltd. (a) (b)	190,659	28,754
Chinasoft International, Ltd. (a)	198,000	77,077
Chongqing Changan Automobile Co., Ltd. Class B	92,300	128,493
Chongqing Rural Commercial Bank Co., Ltd. Class H	192,000	97,015
CITIC Dameng Holdings, Ltd. (a)	222,000	9,300
CITIC Resources Holdings, Ltd. (a) (b)	338,000	31,369
CITIC Securities Co., Ltd. Class H	204,500	448,121
CITIC Telecom International Holdings, Ltd.	191,000	71,890
CITIC, Ltd.	581,000	844,770
CNinsure, Inc. ADR (a) (b)	8,177	58,138

CNOOC, Ltd.	1,887,249	2,340,223
Cogobuy Group (a) (b) (c)	63,000	100,859
Colour Life Services Group Co., Ltd. (a)	85,000	58,727
Consun Pharmaceutical Group, Ltd.	170,400	86,980
Coolpad Group, Ltd. (a)	473,400	87,871
COSCO Pacific, Ltd.	36,000	35,777
Cosmo Lady China Holdings Co., Ltd. (b) (c)	96,000	49,126
Country Garden Holdings Co., Ltd.	706,333	296,811
Credit China Holdings, Ltd. (a) (b)	400,000	154,164
CRRC Corp., Ltd. Class H (b)	485,000	431,989
CSG Holding Co., Ltd. Class B	108,000	85,059
CSPC Pharmaceutical Group, Ltd.	274,000	243,698
CT Environmental Group, Ltd.	372,000	107,410
Ctrip.com International, Ltd. ADR (a) (b)	36,106	1,487,567
Dalian Wanda Commercial Properties Co., Ltd. Class H (c)	66,300	406,793
Datang International Power Generation Co., Ltd. Class H	362,000	100,790
Dazhong Transportation Group Co., Ltd. Class B	103,350	81,647
Dongfang Electric Corp., Ltd. Class H (b)	13,400	10,484
Dongfeng Motor Group Co., Ltd. Class H	460,468	479,583
E-Commerce China Dangdang, Inc. Class A, ADR (a)	11,034	66,756
E-House China Holdings, Ltd. ADR (a) (b)	15,901	102,879
Evergrande Real Estate Group, Ltd. (b)	538,000	329,404
Far East Horizon, Ltd.	143,000	110,965
FIH Mobile, Ltd.	310,000	99,498
First Tractor Co., Ltd. Class H	70,000	35,912
Fufeng Group, Ltd. (b)	107,000	29,516
Future Land Holdings Co., Ltd. Class A	139,621	194,607
Geely Automobile Holdings, Ltd.	565,000	305,151
GF Securities Co., Ltd. Class H (b)	105,000	238,207
Golden Eagle Retail Group, Ltd. (b)	90,000	100,233
GOME Electrical Appliances Holding, Ltd. (b)	1,513,322	179,462
Goodbaby International Holdings, Ltd.	243,000	111,822
Great Wall Motor Co., Ltd. Class H	344,500	285,087
Greentown China Holdings, Ltd. (a) (b)	99,000	69,293
Guangdong Investment, Ltd.	278,000	422,127
Guangshen Railway Co., Ltd. Class H (b)	68,500	32,493
Guangzhou Automobile Group Co., Ltd. Class H	448,032	534,200
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	28,000	66,048
Guangzhou R&F Properties Co., Ltd. Class H	374,576	471,724
Guotai Junan International Holdings, Ltd. (b)	270,000	91,532
Haitian International Holdings, Ltd.	67,000	117,799

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Haitong Securities Co., Ltd. Class H	323,600	$543,925
Hengan International Group Co., Ltd. (b)	84,500	704,716
HNA International Investment Holdings, Ltd. (a) (b)	433,400	22,905
Huadian Fuxin Energy Corp., Ltd. Class H	218,000	47,770
Huadian Power International Corp., Ltd. Class H	216,000	102,738
Huaneng Power International, Inc. Class H	582,472	358,886
Huaneng Renewables Corp., Ltd. Class H	380,000	125,884
Huatai Securities Co., Ltd. Class H (c)	70,600	149,974
Huishang Bank Corp., Ltd. Class H	641,000	289,187
Huiyin Smart Community Co., Ltd. (a)	230,000	29,351
Industrial & Commercial Bank of China, Ltd. Class H	9,045,138	5,001,791
Inner Mongolia Yitai Coal Co., Ltd. Class B	195,481	146,806
Intime Retail Group Co., Ltd. (b)	165,500	136,958
JD.com, Inc. ADR (a)	96,545	2,049,650
Jiangsu Expressway Co., Ltd. Class H	356,299	495,093
Jiangxi Copper Co., Ltd. Class H	264,578	294,318
JinkoSolar Holding Co., Ltd. ADR (a) (b)	3,137	63,932
Jumei International Holding, Ltd. ADR (a)	2,414	9,970
Kama Co., Ltd. Class B (a)	115,049	148,873
Kangda International Environmental Co., Ltd. (b) (c)	225,000	46,404
Kingdee International Software Group Co., Ltd. (a) (b)	228,000	70,240
Kingsoft Corp., Ltd. (b)	104,000	200,280
Konka Group Co., Ltd. Class B	365,000	135,500
Kunlun Energy Co., Ltd. (b)	396,000	326,174
KWG Property Holding, Ltd.	153,000	88,550
Lao Feng Xiang Co., Ltd. Class B	57,179	205,844
Launch Tech Co., Ltd. Class H (a)	25,000	26,553
Lenovo Group, Ltd.	987,703	594,561
Leyou Technologies Holdings, Ltd. (a) (b)	225,800	29,106
Li Ning Co., Ltd. (a)	286,874	140,517
Lifetech Scientific Corp. (a)	266,000	49,031
Livzon Pharmaceutical Group, Inc. Class H	18,290	82,162
Luoyang Glass Co., Ltd. Class H (a) (b)	58,153	35,081
Luthai Textile Co., Ltd. Class B	48,000	62,243
Luye Pharma Group, Ltd. (a) (b)	198,000	121,230
Maanshan Iron & Steel Co., Ltd. Class H (a) (b)	700,971	149,990
Metallurgical Corp. of China, Ltd. Class H	424,000	129,529
Minth Group, Ltd.	86,000	277,689
MOBI Development Co., Ltd.	473,000	54,263
Nanjing Panda Electronics Co., Ltd. Class H	29,000	21,644
NetEase, Inc. ADR	10,248	1,980,119

New China Life Insurance Co., Ltd. Class H	76,100	270,246
New Oriental Education & Technology Group, Inc. ADR (b)	13,802	578,028
Noah Holdings, Ltd. ADS (a) (b)	2,448	59,021
Ourgame International Holdings, Ltd.	43,000	19,233
People’s Insurance Co. Group of China, Ltd. Class H	536,000	205,199
PetroChina Co., Ltd. Class H	2,459,208	1,676,888
Phoenix Healthcare Group Co., Ltd.	72,500	100,181
PICC Property & Casualty Co., Ltd. Class H	538,289	840,952
Ping An Insurance Group Co. of China, Ltd. Class H	566,228	2,492,499
Poly Culture Group Corp., Ltd. Class H	31,400	72,611
Poly Property Group Co., Ltd. (a) (b)	272,000	69,420
Qihoo 360 Technology Co., Ltd. ADR (a)	10,776	787,187
Qinqin Foodstuffs Group Cayman Co., Ltd. (a)	16,900	23,963
Qunar Cayman Islands, Ltd. ADR (a) (b)	4,780	142,396
Renhe Commercial Holdings Co., Ltd. (a) (b)	2,028,000	52,282
Semiconductor Manufacturing International Corp. (a)	5,677,837	453,761
Shandong Airlines Co., Ltd. Class B	23,000	50,845
Shandong Chenming Paper Holdings, Ltd. Class H	51,400	37,964
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	60,000	90,643
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	236,000	134,154
Shang Gong Group Co., Ltd. Class B (a)	154,800	166,565
Shanghai Baosight Software Co., Ltd. Class B	36,700	67,822
Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H (b)	210,000	20,302
Shanghai Electric Group Co., Ltd. Class H (a) (b)	454,418	190,367
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	36,000	87,704
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	184,000	171,241
Shanghai Haixin Group Co. Class B	91,000	70,889
Shanghai Highly Group Co., Ltd. Class B	148,300	118,640
Shanghai Industrial Holdings, Ltd.	47,000	106,141
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	14,700	25,578
Shanghai Jinjiang International Travel Co., Ltd. Class B	28,674	113,090
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	40,400	68,034
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,153	221,332

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	52,084	$106,043
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	67,700	149,049
Shanghai Prime Machinery Co., Ltd. Class H	594,000	84,989
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	11,300	20,024
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B (a)	111,300	53,090
Shengjing Bank Co., Ltd. Class H (c)	18,000	18,538
Shenzhen Expressway Co., Ltd. Class H	29,000	26,354
Shenzhen Investment, Ltd.	294,000	117,101
Shenzhou International Group Holdings, Ltd.	53,000	255,847
Shunfeng International Clean Energy, Ltd. (a)	218,700	28,472
SINA Corp. (a)	9,815	509,104
Sino-Ocean Group Holding, Ltd.	819,211	353,748
Sinopec Oilfield Service Corp. Class H (a)	196,000	37,391
Sinopec Shanghai Petrochemical Co., Ltd. Class H	592,878	270,534
Sinopharm Group Co., Ltd. Class H	116,000	552,491
Sinotrans, Ltd. Class H	232,000	102,573
SITC International Holdings Co., Ltd.	187,000	97,863
Sohu.com, Inc. (a)	3,929	148,752
SouFun Holdings, Ltd. ADR (a) (b)	25,433	127,928
SPT Energy Group, Inc. (a) (b)	240,000	16,087
Sun King Power Electronics Group	151,300	21,843
Sunac China Holdings, Ltd.	274,000	169,529
Sunny Optical Technology Group Co., Ltd. (b)	100,800	352,763
Synertone Communication Corp. (a) (b)	440,920	9,662
TAL Education Group ADR (a)	6,115	379,497
TCL Multimedia Technology Holdings, Ltd. (a)	136,000	77,484
Tencent Holdings, Ltd.	640,270	14,533,678
Tian Ge Interactive Holdings, Ltd. (a) (b) (c)	80,000	51,044
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	33,545	25,159
Tianneng Power International, Ltd. (b)	96,000	64,842
Tingyi Cayman Islands Holding Corp. (b)	380,383	358,419
Tong Ren Tang Technologies Co., Ltd. Class H	137,000	226,392
TravelSky Technology, Ltd. Class H	101,000	193,982
Trina Solar, Ltd. ADR (a)	11,979	92,717
Tsingtao Brewery Co., Ltd. Class H (b)	38,000	131,517
TUS International, Ltd. (a)	173,400	14,975
Uni-President China Holdings, Ltd.	189,000	158,841
Universal Health International Group Holding, Ltd.	233,000	13,365
Vipshop Holdings, Ltd. ADR (a)	36,110	403,349
Want Want China Holdings, Ltd. (b)	1,061,000	752,196
Weichai Power Co., Ltd. Class H	28,000	28,657
West China Cement, Ltd. (a) (b)	380,000	52,411

Wisdom Sports Group (a) (b)	148,000	44,831
Xiamen International Port Co., Ltd. Class H	128,000	25,079
Xinchen China Power Holdings, Ltd. (a)	243,000	29,443
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	26,600	36,276
Xinyi Solar Holdings, Ltd. (b)	265,200	104,262
Yangzijiang Shipbuilding Holdings, Ltd.	271,000	180,210
Yantai Changyu Pioneer Wine Co., Ltd. Class B	29,153	88,309
Yanzhou Coal Mining Co., Ltd. Class H (b)	376,882	243,386
Yestar International Holdings Co., Ltd. (b)	372,500	168,534
YY, Inc. ADR (a)	3,463	117,292
Zhejiang Expressway Co., Ltd. Class H	218,000	204,851
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	53,600	22,662
Zhuzhou CRRC Times Electric Co., Ltd.	78,000	428,309
Zijin Mining Group Co., Ltd. Class H	982,685	328,070
ZTE Corp. Class H	94,440	119,055

		127,915,192

HONG KONG — 2.2%
Alibaba Pictures Group, Ltd. (a) (b)	1,190,107	276,129
Asia Resources Holdings, Ltd. (a)	400,638	13,427
AVIC Joy Holdings HK, Ltd. (a)	574,428	13,550
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	1,756,600	43,474
Beijing Enterprises Medical & Health Group, Ltd. (a)	404,500	29,720
BEP International Holdings, Ltd.	1,020,000	56,536
Carnival Group International Holdings, Ltd. (a) (b)	1,040,000	134,056
CCT Land Holdings, Ltd. (a) (b)	10,493,000	22,993
Chia Tai Enterprises International, Ltd. (a) (b)	13,200	3,386
China All Access Holdings, Ltd.	180,000	55,917
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	429,600	22,150
China Chengtong Development Group, Ltd. (a)	346,074	27,211
China Fiber Optic Network System Group, Ltd. (a)	704,800	59,960
China Finance Investment Holdings, Ltd. (a)	588,750	14,419
China Financial International Investments, Ltd. (a) (b)	570,000	36,737
China Gas Holdings, Ltd.	288,000	438,796
China High Speed Transmission Equipment Group Co., Ltd.	184,000	147,286
China Jicheng Holdings, Ltd. (a) (c)	2,281,500	60,288
China Minsheng Drawin Technology Group, Ltd. (a)	521,658	24,207
China National Culture Group, Ltd. (a)	1,659,300	10,053
China NT Pharma Group Co., Ltd.	97,500	24,004

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

China Nuclear Energy Technology Corp., Ltd. (a)	102,000	$16,435
China Ocean Industry Group, Ltd. (a)	1,677,800	36,982
China Oil Gangran Energy Group Holdings, Ltd. (a)	1,191,500	12,440
China Overseas Property Holdings, Ltd.	247,361	36,349
China Precious Metal Resources Holdings Co., Ltd. (a) (b)	478,200	15,102
China Public Procurement, Ltd. (a) (b)	1,268,000	17,979
China Soft Power Technology Holdings, Ltd. (a)	308,000	10,322
Citychamp Watch & Jewellery Group, Ltd. (a)	450,000	84,687
Comba Telecom Systems Holdings, Ltd.	315,134	45,901
CP Pokphand Co., Ltd. (b)	830,000	86,660
Dawnrays Pharmaceutical Holdings, Ltd.	116,000	88,518
Digital China Holdings, Ltd. (b)	142,000	107,077
Essex Bio-technology, Ltd.	61,696	32,208
EVA Precision Industrial Holdings, Ltd.	398,000	37,964
Fullshare Holdings, Ltd.	156,100	69,217
GCL-Poly Energy Holdings, Ltd. (b)	913,000	118,863
Global Bio-Chem Technology Group Co., Ltd. (a)	499,200	12,869
Haier Electronics Group Co., Ltd.	138,000	210,612
Hanergy Thin Film Power Group, Ltd. (a) (b) (d)	5,962,000	—
Hang Fat Ginseng Holdings Co., Ltd. (b)	3,141,600	18,628
Hi Sun Technology China, Ltd. (a) (b)	297,000	41,729
Hua Han Health Industry Holdings, Ltd. (b) .	914,400	81,328
Huabao International Holdings, Ltd. (a)	255,000	90,391
Huajun Holdings, Ltd.	138,900	15,577
Imperial Pacific International Holdings, Ltd. (a) (b)	7,096,300	129,889
Joy City Property, Ltd.	444,000	60,093
Kingboard Chemical Holdings, Ltd.	118,200	234,329
Lee & Man Paper Manufacturing, Ltd.	223,000	165,282
Millennium Pacific Group Holdings, Ltd. (a)	99,000	6,508
National Agricultural Holdings, Ltd. (a)	124,000	26,693
NetDragon Websoft Holdings, Ltd. (b)	52,000	161,538
Newtree Group Holdings, Ltd. (a)	120,000	5,491
Nine Dragons Paper Holdings, Ltd.	180,000	136,660
North Mining Shares Co., Ltd. (a)	2,470,000	58,264
Shimao Property Holdings, Ltd.	157,500	198,145
SIM Technology Group, Ltd. (a)	418,500	18,071
Sino Biopharmaceutical, Ltd.	621,000	404,237
Sino-I Technology, Ltd. (a)	1,631,000	23,757
Skyworth Digital Holdings, Ltd.	248,835	203,354
SSY Group, Ltd. (b)	502,691	161,992
Sun Art Retail Group, Ltd. (b)	226,000	158,184
Suncorp Technologies, Ltd. (a)	1,660,000	22,467

Tack Fiori International Group, Ltd. (a)	288,000	10,766
Tech Pro Technology Development, Ltd. (a) (b)	1,644,800	532,157
Tibet Water Resources, Ltd. (b)	333,000	116,323
United Energy Group, Ltd. (a)	532,000	22,630
United Laboratories International Holdings, Ltd. (a)	118,000	46,391
Victory City International Holdings, Ltd. (b)	553,461	27,823
Vinda International Holdings, Ltd. (b)	42,000	72,545
Vision Values Holdings, Ltd. (a)	380,000	16,164
Wasion Group Holdings, Ltd. (b)	74,000	39,204
WH Group, Ltd. (c)	890,000	697,504
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	40,250	14,112
Xinyi Glass Holdings, Ltd. (a)	322,000	236,583
Yuhua Energy Holdings, Ltd. (a)	106,700	12,516

		6,821,809

INDIA — 18.0%
Adani Ports & Special Economic Zone, Ltd.	110,160	337,604
Adani Power, Ltd. (a)	86,374	39,031
Adani Transmissions, Ltd. (a)	47,565	27,273
AIA Engineering, Ltd.	9,363	142,710
Ajanta Pharma, Ltd.	3,698	82,302
Alembic Pharmaceuticals, Ltd.	10,918	92,818
Apollo Hospitals Enterprise, Ltd.	30,549	595,410
Apollo Tyres, Ltd.	51,992	116,702
Arvind Infrastructure, Ltd. (a)	4,856	6,993
Arvind, Ltd.	30,738	149,830
Asian Paints, Ltd.	29,198	434,023
Aurobindo Pharma, Ltd.	37,382	411,232
Axis Bank, Ltd.	141,120	1,115,453
Bajaj Auto, Ltd.	6,587	262,519
Bajaj Finance, Ltd.	1,601	189,684
Bharat Electronics, Ltd.	9,811	184,184
Bharat Forge, Ltd.	14,834	167,087
Bharat Heavy Electricals, Ltd.	168,387	318,587
Bharat Petroleum Corp., Ltd.	16,250	258,129
Bharti Airtel, Ltd.	212,682	1,155,815
Bharti Infratel, Ltd.	54,738	279,833
Biocon, Ltd.	24,991	274,440
Bosch, Ltd.	785	263,416
Britannia Industries, Ltd.	2,676	109,385
Cadila Healthcare, Ltd.	29,017	141,098
Cipla, Ltd.	97,116	720,870
Coal India, Ltd.	148,006	686,360
Dabur India, Ltd.	38,727	177,096
DCB Bank, Ltd. (a)	79,699	114,775
DLF, Ltd.	71,457	158,752
Dr Reddy’s Laboratories, Ltd.	9,904	496,220
Eicher Motors, Ltd.	931	265,146
Emami, Ltd.	5,910	96,340
Escorts, Ltd.	53,270	173,555
GAIL India, Ltd.	50,168	286,276
Gillette India, Ltd.	1,011	68,645
Glenmark Pharmaceuticals, Ltd.	15,727	186,187
Godrej Consumer Products, Ltd.	17,248	410,724
Godrej Industries, Ltd.	20,339	119,632

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Gujarat Mineral Development Corp., Ltd.	49,047	$57,298
Gujarat Pipavav Port, Ltd. (a)	41,050	99,136
Havells India, Ltd.	39,006	207,990
HCL Technologies, Ltd.	54,826	593,343
HDFC Bank, Ltd.	179,984	3,137,154
Hero MotoCorp, Ltd.	13,132	618,368
Hindalco Industries, Ltd.	122,889	223,675
Hindustan Unilever, Ltd.	121,037	1,611,346
Hindustan Zinc, Ltd.	164,157	439,122
Housing Development & Infrastructure, Ltd. (a)	71,695	109,675
Housing Development Finance Corp., Ltd.	195,494	3,630,955
ICICI Bank, Ltd.	571	2,035
ICICI Bank, Ltd. ADR	195,155	1,401,213
Idea Cellular, Ltd.	215,660	340,608
IDFC, Ltd.	159,016	111,908
Indiabulls Housing Finance, Ltd.	64,776	644,017
Indian Hotels Co., Ltd. (a)	346,362	655,571
Indian Oil Corp., Ltd.	59,085	386,051
IndusInd Bank, Ltd.	27,518	453,204
Infosys, Ltd. ADR	245,874	4,388,851
ITC, Ltd. GDR (a)	214,580	1,170,105
Jaiprakash Associates, Ltd. (a)	343,020	44,977
Jindal Steel & Power, Ltd. (a)	63,737	64,072
JSW Steel, Ltd.	16,199	351,448
Jubilant Foodworks, Ltd.	5,670	95,427
Just Dial, Ltd.	6,427	58,128
Kotak Mahindra Bank, Ltd.	77,689	878,641
KPIT Technologies, Ltd.	57,844	157,947
Larsen & Toubro, Ltd. GDR	34,006	753,233
LIC Housing Finance, Ltd.	41,154	301,818
Lupin, Ltd.	18,124	413,446
Mahindra & Mahindra Financial Services, Ltd.	40,956	202,762
Mahindra & Mahindra, Ltd.	62,348	1,320,906
Marico, Ltd.	56,964	222,471
Marksans Pharma, Ltd.	109,815	77,608
Max Financial Services, Ltd.	16,816	132,732
Max India, Ltd. (a)	20,880	28,934
Max Ventures & Industries, Ltd. (a)	4,176	3,910
Mindtree, Ltd.	14,518	143,008
Motherson Sumi Systems, Ltd.	44,317	190,479
NCC, Ltd.	84,466	92,920
Nestle India, Ltd.	2,344	225,470
NTPC, Ltd.	149,986	347,327
Oil & Natural Gas Corp., Ltd.	257,478	825,135
Page Industries, Ltd.	851	176,732
PI Industries, Ltd.	10,097	108,113
Power Finance Corp., Ltd.	45,025	113,004
Power Grid Corp. of India, Ltd.	95,905	231,752
Rajesh Exports, Ltd.	27,974	179,192
Reliance Capital, Ltd.	37,150	220,027
Reliance Communications, Ltd. (a)	208,832	157,641
Reliance Industries, Ltd. GDR (c)	104,209	2,992,883
Reliance Infrastructure, Ltd.	67,868	548,766
Rural Electrification Corp., Ltd.	42,121	108,243
Shriram City Union Finance, Ltd.	8,255	201,834

Shriram Transport Finance Co., Ltd.	19,901	354,972
Siemens, Ltd.	30,436	590,592
Sintex Industries, Ltd.	107,702	129,172
SKS Microfinance, Ltd. (a)	29,998	329,469
State Bank of India	187,564	608,030
Steel Authority of India, Ltd.	228,530	153,550
Strides Shasun, Ltd.	7,576	126,708
Sun Pharma Advanced Research Co., Ltd. (a)	13,491	66,541
Sun Pharmaceutical Industries, Ltd.	128,756	1,455,718
Suzlon Energy, Ltd. (a)	359,757	92,744
Tata Consultancy Services, Ltd.	66,616	2,519,851
Tata Motors, Ltd. (a)	206,927	1,407,974
Tata Steel, Ltd.	38,130	181,879
Tech Mahindra, Ltd.	56,088	420,276
Torrent Pharmaceuticals, Ltd.	5,141	104,568
UltraTech Cement, Ltd.	6,844	345,876
United Breweries, Ltd.	8,308	92,410
United Spirits, Ltd. (a)	9,987	369,939
UPL, Ltd.	31,710	258,444
Vakrangee, Ltd.	96,664	269,605
Vedanta, Ltd.	135,565	265,024
Wipro, Ltd. ADR (b)	91,327	1,128,802
WNS Holdings, Ltd. ADR (a)	9,429	254,583
Wockhardt, Ltd. (a)	4,877	67,481
Yes Bank, Ltd.	23,765	389,810
Zee Entertainment Enterprises, Ltd.	166,364	1,125,197

		56,477,962

INDONESIA — 4.2%
Ace Hardware Indonesia Tbk PT	2,150,000	150,520
Adaro Energy Tbk PT	2,605,300	167,607
AKR Corporindo Tbk PT	119,500	57,885
Astra International Tbk PT	2,772,500	1,552,810
Bank Central Asia Tbk PT	2,003,496	2,020,555
Bank Mandiri Persero Tbk PT	1,309,205	943,817
Bank Negara Indonesia Persero Tbk PT	501,600	197,413
Bank Rakyat Indonesia Persero Tbk PT	1,595,696	1,304,334
Charoen Pokphand Indonesia Tbk PT	338,000	95,932
Ciputra Surya Tbk PT	414,288	87,796
Citra Marga Nusaphala Persada Tbk PT (a)	323,644	42,009
Garda Tujuh Buana Tbk PT (a) (d)	127,500	—
Garuda Indonesia Persero Tbk PT (a)	3,156,000	113,222
Gudang Garam Tbk PT	89,800	468,965
Indocement Tunggal Prakarsa Tbk PT	255,925	326,867
Indosat Tbk PT (a)	691,548	333,670
Intiland Development Tbk PT	1,137,700	50,373
Kalbe Farma Tbk PT	911,800	105,586
Kawasan Industri Jababeka Tbk PT	5,939,484	127,668
Lippo Cikarang Tbk PT (a)	296,200	173,741
Lippo Karawaci Tbk PT	1,495,900	129,635
Matahari Department Store Tbk PT	85,100	128,817
Matahari Putra Prima Tbk PT	410,900	48,204
Media Nusantara Citra Tbk PT	418,100	69,617
Metropolitan Land Tbk PT	1,901,912	47,215
Modernland Realty Tbk PT	5,155,500	171,687
Pakuwon Jati Tbk PT	2,058,900	95,835

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Pembangunan Perumahan Persero Tbk PT	542,600	$160,162
Perusahaan Gas Negara Persero Tbk	1,624,640	287,732
Semen Indonesia Persero Tbk PT	500,700	354,327
Summarecon Agung Tbk PT	779,900	106,840
Surya Semesta Internusa Tbk PT	1,239,800	58,178
Telekomunikasi Indonesia Persero Tbk PT	7,812,670	2,353,410
Tiga Pilar Sejahtera Food Tbk (a)	823,800	99,137
Tower Bersama Infrastructure Tbk PT	295,500	147,610
Unilever Indonesia Tbk PT	60,000	204,693
United Tractors Tbk PT	254,945	285,577
Wijaya Karya Persero Tbk PT	448,000	100,366

		13,169,812

MALAYSIA — 4.9%
7-Eleven Malaysia Holdings Bhd Class B	242,500	81,806
AEON Credit Service M Bhd	40,900	131,278
AirAsia Bhd	221,800	143,044
Alliance Financial Group Bhd	656,910	656,666
APM Automotive Holdings Bhd	68,800	62,801
Astro Malaysia Holdings Bhd	225,400	163,815
Axiata Group Bhd	427,079	596,417
Berjaya Auto Bhd	260,380	149,840
British American Tobacco Malaysia Bhd	13,900	181,702
Bursa Malaysia Bhd	220,234	467,618
Cahya Mata Sarawak Bhd	219,600	195,006
Carlsberg Brewery Malaysia Bhd Class B	180,103	590,589
CB Industrial Product Holding Bhd	204,800	103,632
CIMB Group Holdings Bhd	363,476	393,995
Coastal Contracts Bhd	104,200	40,062
Dialog Group Bhd	575,700	219,913
Eastern & Oriental Bhd (a)	530,941	218,619
Eco World Development Group Bhd (a)	302,400	95,262
Genting Bhd	450,300	915,902
Genting Malaysia Bhd	498,900	550,690
IJM Corp. Bhd	1,003,980	869,128
Inari Amertron Bhd	191,754	141,265
IOI Corp. Bhd	638,296	687,140
IOI Properties Group Bhd	440,213	256,604
Karex Bhd	379,725	226,997
KNM Group Bhd (a)	822,000	83,597
Kuala Lumpur Kepong Bhd	48,500	279,824
Land & General Bhd	1,089,500	104,045
Landmarks Bhd (a)	1,600,200	307,616
Lingkaran Trans Kota Holdings Bhd	53,300	75,227
Malayan Banking Bhd	450,348	909,297
Maxis Bhd	337,300	492,793
Media Prima Bhd	274,400	93,928
MKH Bhd	146,700	92,790
Muhibbah Engineering M Bhd	277,900	151,651
Nam Cheong, Ltd. (a) (b)	345,900	19,789
Oldtown Bhd	184,900	88,059
OSK Holdings Bhd	784,225	309,294
Padini Holdings Bhd	194,700	114,458
PPB Group Bhd	96,600	395,362

Press Metal Bhd	159,200	145,320
Prestariang Bhd	179,800	88,306
Public Bank Bhd	173,120	833,072
Salcon Bhd	590,500	84,953
SapuraKencana Petroleum Bhd	195,400	71,248
Silverlake Axis, Ltd	203,800	77,983
Sime Darby Bhd	331,002	623,169
TA Enterprise Bhd	665,200	82,500
Tambun Indah Land Bhd	376,500	130,745
Telekom Malaysia Bhd	130,509	219,161
Tenaga Nasional Bhd	301,350	1,053,959
TSH Resources Bhd	191,500	87,877
UEM Edgenta Bhd	81,700	72,955
Uzma Bhd (a)	121,700	57,960
Wah Seong Corp. Bhd	624,300	109,947
Yinson Holdings Bhd	141,100	95,548

		15,492,224

PHILIPPINES — 2.8%
ABS-CBN Holdings Corp.	167,700	168,956
Alliance Global Group, Inc.	715,900	225,205
Ayala Land, Inc.	1,456,288	1,200,998
BDO Unibank, Inc.	151,880	361,561
Belle Corp.	1,303,200	93,625
Bloomberry Resorts Corp. (a)	410,900	57,992
Cebu Air, Inc.	56,710	117,946
Cosco Capital, Inc.	1,642,100	271,545
D&L Industries, Inc.	1,453,000	308,528
DoubleDragon Properties Corp.	469,900	607,257
First Gen Corp.	1,063,170	562,685
First Philippine Holdings Corp.	386,377	557,217
Globe Telecom, Inc.	2,155	108,649
GMA Holdings, Inc.	159,500	21,528
GT Capital Holdings, Inc.	6,360	194,663
JG Summit Holdings, Inc.	309,230	565,254
Jollibee Foods Corp.	40,720	209,453
LT Group, Inc.	488,200	165,198
Metro Pacific Investments Corp.	1,164,700	172,548
Nickel Asia Corp.	635,984	67,590
Pepsi-Cola Products Philippines, Inc.	1,062,000	74,491
Philex Mining Corp. (a)	818,200	146,953
Philex Petroleum Corp. (a)	149,243	13,038
Philippine Long Distance Telephone Co.	19,974	912,782
Puregold Price Club, Inc.	304,600	272,892
Robinsons Retail Holdings, Inc.	154,680	282,581
SM Investments Corp.	11,020	226,502
SM Prime Holdings, Inc.	944,500	548,060
Universal Robina Corp.	86,340	381,715

		8,897,412

SINGAPORE — 0.0% (e)
SIIC Environment Holdings, Ltd. (a) (b)	142,699	65,735

TAIWAN — 21.3%
Acer, Inc. (a)	662,395	310,058
Advanced Semiconductor Engineering, Inc.	938,636	1,066,400
Advantech Co., Ltd.	42,000	318,330
Airtac International Group	11,900	88,165

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Asia Cement Corp.	854,073	$738,666
Asustek Computer, Inc.	113,138	931,155
AU Optronics Corp. ADR	152,297	531,517
Catcher Technology Co., Ltd.	98,539	725,472
Cathay Financial Holding Co., Ltd.	1,254,604	1,361,206
Center Laboratories, Inc. (a)	43,900	90,769
Chang Hwa Commercial Bank, Ltd.	1,751,781	909,586
China Development Financial Holding Corp.	3,054,272	735,661
China Life Insurance Co., Ltd.	220,000	169,813
China Steel Chemical Corp.	21,877	72,564
China Steel Corp.	1,942,625	1,258,590
Chlitina Holding, Ltd.	16,000	83,078
Chunghwa Telecom Co., Ltd.	393,268	1,420,246
Coland Holdings, Ltd.	109,411	156,694
Compal Electronics, Inc.	952,431	597,871
CTBC Financial Holding Co., Ltd.	2,592,255	1,354,025
Delta Electronics, Inc.	313,787	1,517,430
E.Sun Financial Holding Co., Ltd.	359,854	211,948
Eclat Textile Co., Ltd.	14,574	140,278
eMemory Technology, Inc.	16,000	157,723
Epistar Corp.	204,170	143,987
Everlight Electronics Co., Ltd.	153,996	249,666
Far Eastern New Century Corp.	1,094,170	814,039
Far EasTone Telecommunications Co., Ltd.	155,000	374,299
Feng TAY Enterprise Co., Ltd.	17,770	73,264
Firich Enterprises Co., Ltd.	29,359	56,426
First Financial Holding Co., Ltd.	2,209,099	1,157,313
Formosa Chemicals & Fibre Corp.	660,691	1,658,947
Formosa Petrochemical Corp.	200,000	542,484
Formosa Plastics Corp.	804,137	1,939,361
Foxconn Technology Co., Ltd.	224,277	524,210
Fubon Financial Holding Co., Ltd.	1,030,998	1,203,294
Giant Manufacturing Co., Ltd.	23,000	142,596
Hermes Microvision, Inc.	12,000	489,166
Himax Technologies, Inc. ADR (b)	18,057	149,151
Hiwin Technologies Corp.	24,620	113,335
Hon Hai Precision Industry Co., Ltd.	1,736,773	4,441,668
Hotai Motor Co., Ltd.	39,000	380,824
HTC Corp.	111,710	358,411
Hua Nan Financial Holdings Co., Ltd.	2,088,972	1,081,429
Innolux Corp.	912,753	305,581
Inotera Memories, Inc. (a)	275,000	213,971
Inventec Corp.	352,000	249,332
King Yuan Electronics Co., Ltd.	895,898	792,892
Largan Precision Co., Ltd.	14,710	1,342,911
Lite-On Technology Corp.	566,066	773,846
Macronix International (a)	1,366,374	119,869
Makalot Industrial Co., Ltd.	16,119	75,201
MediaTek, Inc.	181,219	1,370,701
Medigen Biotechnology Corp. (a)	17,000	43,213
Mega Financial Holding Co., Ltd.	1,619,148	1,219,669
Merry Electronics Co., Ltd.	19,000	40,993
MIN AIK Technology Co., Ltd.	35,000	46,762
Motech Industries, Inc. (a)	124,507	129,297
Nan Ya Plastics Corp.	872,759	1,650,339
Novatek Microelectronics Corp.	147,062	544,775
PChome Online, Inc.	17,010	186,662

Pegatron Corp.	328,630	690,695
Pou Chen Corp.	223,000	297,596
Powertech Technology, Inc.	274,518	608,452
President Chain Store Corp.	51,000	396,820
ProMOS Technologies, Inc. (d)	1,135,850	—
Quanta Computer, Inc.	522,194	987,440
Radiant Opto-Electronics Corp.	44,000	68,471
Realtek Semiconductor Corp.	190,161	588,893
Shin Kong Financial Holding Co., Ltd.	2,381,980	465,926
Silicon Motion Technology Corp. ADR (b)	3,433	164,097
Siliconware Precision Industries Co., Ltd.	401,763	609,638
SinoPac Financial Holdings Co., Ltd.	2,814,723	829,784
Synnex Technology International Corp.	200,000	215,444
Tainan Enterprises Co., Ltd.	508,830	585,188
Taishin Financial Holding Co., Ltd.	2,565,715	986,232
Taiwan Cement Corp.	725,216	720,517
Taiwan FU Hsing Industrial Co., Ltd.	198,000	315,484
Taiwan Mobile Co., Ltd.	271,200	945,783
Taiwan Paiho, Ltd.	28,000	74,646
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	421,895	11,066,306
Tatung Co., Ltd. (a)	767,107	121,514
Teco Electric and Machinery Co., Ltd.	162,000	136,092
TPK Holding Co., Ltd.	23,000	44,419
Tripod Technology Corp.	371,361	719,491
Uni-President Enterprises Corp.	803,971	1,582,571
United Integrated Services Co., Ltd.	520,194	774,833
United Microelectronics Corp. ADR (b)	551,291	1,097,069
Walsin Lihwa Corp. (a)	510,000	138,333
Wistron Corp.	724,695	503,214
Yageo Corp.	226,564	375,043
Yuanta Financial Holding Co., Ltd.	1,670,383	538,516

		66,595,636

THAILAND — 4.8%
Advanced Info Service PCL	173,402	779,667
Airports of Thailand PCL	35,800	397,325
Bangkok Expressway & Metro PCL	9,041,299	1,775,326
Bank of Ayudhya PCL NVDR	174,000	188,162
BEC World PCL	123,800	80,326
Bumrungrad Hospital PCL	36,300	188,524
Central Plaza Hotel PCL	50,300	53,320
Charoen Pokphand Foods PCL	240,600	196,848
Chularat Hospital PCL	1,999,600	176,402
CP ALL PCL	765,100	1,094,089
E for L Aim PCL	2,940,800	38,497
Electricity Generating PCL	231,318	1,234,266
Energy Absolute PCL	235,500	142,748
Gunkul Engineering PCL	1,164,660	183,946
Hana Microelectronics PCL	106,800	89,658
Ichitan Group PCL	138,600	47,725
Indorama Ventures PCL	172,500	142,359
IRPC PCL	3,092,639	418,923
Jasmine International PCL	635,925	102,247
Kasikornbank PCL	58,254	285,965
KCE Electronics PCL	163,300	386,873

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

MC Group PCL	308,400	$117,603
Mega Lifesciences PCL	235,400	111,202
Minor International PCL	328,686	374,145
Nok Airlines PCL (a)	407,300	99,101
PTT Exploration & Production PCL	319,332	754,256
PTT Global Chemical PCL NVDR	80,800	136,238
PTT PCL	114,155	1,016,805
Raimon Land PCL	3,437,900	151,643
Siam Cement PCL NVDR	50,800	688,127
Siam Commercial Bank PCL	245,097	969,507
SNC Former PCL	42,000	17,928
Somboon Advance Technology PCL	171,300	64,835
Srisawad Power 1979 PCL	256,811	277,713
Superblock PCL NVDR (a)	1,051,300	54,151
SVI PCL	1,000,100	146,571
Thai Beverage PCL	1,016,000	686,946
Thai Oil PCL	399,164	681,555
Thai Union Group PCL	223,100	139,676
TMB Bank PCL	2,055,000	126,318
True Corp. PCL NVDR (b)	1,481,083	303,466

		14,920,982

TOTAL COMMON STOCKS — (Cost $336,900,244)		310,356,764

WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
CB Industrial Product Holding Bhd (expiring 11/6/19) (a)	41,233	3,682
Eastern & Oriental Bhd (expiring 7/21/19) (a)	193,431	8,876

		12,558

THAILAND — 0.0% (e)
Raimon Land PCL (expiring 6/14/18) (a)	1,943,475	18,805

TOTAL WARRANTS — (Cost $5,876)		31,363

RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
China Singyes Solar Technologies Holdings, Ltd. (expiring 7/11/16) (a) (b) (Cost $0)	11,600	218

SHORT-TERM INVESTMENTS — 3.7%
State Street Navigator Securities Lending Prime Portfolio (f) (g)		11,442,306
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (g) (h)		174,214

TOTAL SHORT-TERM INVESTMENTS — (Cost $11,616,520)		11,616,520

TOTAL INVESTMENTS — 102.7%
(Cost $348,522,640)		322,004,865
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(8,541,929)

NET ASSETS — 100.0%		$313,462,936

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2016. (c) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $51,226, representing 0.0% of the Fund’s net assets.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investment of cash collateral for securities loaned.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2016.

ADR	= American Depositary Receipt
ADS	= American Depositary Shares
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
China	$127,840,003	$23,963	$51,226		$127,915,192
Hong Kong	6,821,809	—	0	(a)	6,821,809
India	56,449,028	28,934	—		56,477,962

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULES OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Indonesia	$13,169,812	$—	$0	(a)	$13,169,812
Malaysia	15,492,224	—	—		15,492,224
Philippines	8,897,412	—	—		8,897,412
Singapore	65,735	—	—		65,735
Taiwan	66,595,636	—	0	(a)	66,595,636
Thailand	14,920,982	—	—		14,920,982
Warrants
Malaysia	12,558	—	—		12,558
Thailand	18,805	—	—		18,805
Rights
China	218	—	—		218
Short-Term Investments	11,616,520	—	—		11,616,520

TOTAL INVESTMENTS	$321,900,742	$52,897	$51,226		$322,004,865

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	144,386	$144,386	33,357,832	33,328,004	174,214	$174,214	$2,672	$—
State Street Navigator Securities Lending Prime Portfolio	24,557,557	24,557,557	36,426,197	49,541,448	11,442,306	11,442,306	244,996	—

See accompanying Notes to Schedule of Investments

SPDR S&P Russia ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
ALUMINUM — 0.4%
United Co. RUSAL PLC	327,000	$97,367

DATA PROCESSING & OUTSOURCED SERVICES — 0.3%
QIWI PLC	5,544	72,626

DIVERSIFIED BANKS — 17.4%
Sberbank of Russia PJSC (a)	153,635	1,341,234
Sberbank of Russia PJSC (a)	207,882	1,810,652
VTB Bank PJSC	422,523	867,862

		4,019,748

DIVERSIFIED METALS & MINING — 4.6%
MMC Norilsk Nickel PJSC	80,871	1,074,776

ELECTRIC UTILITIES — 1.0%
RusHydro PJSC (a)	251,286	228,670
RusHydro PJSC (a)	1,612	1,483

		230,153

FERTILIZERS & AGRICULTURAL CHEMICALS — 2.0%
PhosAgro OJSC	17,550	258,863
Urakali PJSC (b)	71,505	196,456

		455,319

FOOD RETAIL — 5.6%
Magnit PJSC	28,306	940,326
X5 Retail Group NV (b)	18,028	358,757

		1,299,083

HOMEBUILDING — 1.1%
PIK Group PJSC	13,760	53,526
PIK Group PJSC (b)	50,099	194,885

		248,411

HYPERMARKETS & SUPER CENTERS — 1.4%
Lenta, Ltd. (b)	40,106	288,763
O’Key Group SA	4,817	11,079
O’Key Group SA GDR	10,235	23,541

		323,383

INTEGRATED OIL & GAS — 35.8%
Gazprom Neft PJSC ADR	13,801	175,273
Gazprom PJSC	748,045	3,224,074
Lukoil PJSC	59,748	2,495,674
Rosneft PJSC	2,918	14,940
Rosneft PJSC	178,225	912,512
Surgutneftegas OJSC (a)	155,386	791,692
Surgutneftegas OJSC ADR (a)	112,803	680,202

		8,294,367

INTEGRATED TELECOMMUNICATION SERVICES — 1.6%
Rostelecom PJSC	43,934	377,832

INTERNET SOFTWARE & SERVICES — 4.5%
Mail.Ru Group, Ltd. (b)	17,433	317,280
Yandex NV (b)	32,734	715,238

		1,032,518

IT CONSULTING & OTHER SERVICES — 0.6%
Luxoft Holding, Inc. (b)	2,822	146,800

OIL & GAS EQUIPMENT & SERVICES — 0.2%
TMK PJSC	13,824	37,740

OIL & GAS EXPLORATION & PRODUCTION — 9.2%
Exillon Energy PLC (b)	29,515	38,371

Novatek OJSC	960	97,920
Novatek OJSC	9,495	968,490
Tatneft PJSC	33,461	1,028,256

		2,133,037

PRECIOUS METALS & MINERALS — 2.8%
Polymetal International PLC	46,530	651,248

RAILROADS — 0.5%
Globaltrans Investment PLC	5,586	21,897
Globaltrans Investment PLC GDR	23,089	90,509

		112,406

REAL ESTATE DEVELOPMENT — 0.8%
Etalon Group, Ltd	25,976	63,511
LSR Group PJSC	16,326	45,795
LSR Group PJSC	30,857	86,554

		195,860

STEEL — 3.6%
Evraz PLC (b)	35,777	65,618
Magnitogorsk Iron & Steel Works OJSC GDR	29,706	143,480
Mechel PJSC (b)	34,941	58,701
Novolipetsk Steel PJSC	1,505	19,565
Novolipetsk Steel PJSC	12,936	168,168
Severstal PJSC	2,151	23,532
Severstal PJSC	32,613	356,786

		835,850

WIRELESS TELECOMMUNICATION SERVICES — 5.3%
MegaFon PJSC	19,527	203,081
Mobile TeleSystems PJSC	80,746	668,577
Sistema JSFC	30,118	226,788
VimpelCom, Ltd.	34,299	133,080

		1,231,526

TOTAL COMMON STOCKS — (Cost $34,732,521)		22,870,050

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d) (Cost $177,793)	177,793	177,793

TOTAL INVESTMENTS — 99.5% (Cost $34,910,314)		23,047,843
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		110,983

NET ASSETS — 100.0%		$23,158,826

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR S&P Russia ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Metals & Mining	$2,659,241	$—	$—	$2,659,241
IT Services	219,426	—	—	219,426
Banks	4,019,748	—	—	4,019,748
Electric Utilities	230,153	—	—	230,153
Chemicals	455,319	—	—	455,319
Food & Staples Retailing	1,622,466	—	—	1,622,466
Household Durables	248,411	—	—	248,411
Oil, Gas & Consumable Fuels	10,427,404	—	—	10,427,404
Diversified Telecommunication Services	377,832	—	—	377,832
Internet Software & Services	1,032,518	—	—	1,032,518
Energy Equipment & Services	37,740	—	—	37,740
Road & Rail	112,406	—	—	112,406
Real Estate Management & Development	195,860	—	—	195,860
Wireless Telecommunication Services	1,231,526	—	—	1,231,526
Short-Term Investment	177,793	—	—	177,793

TOTAL INVESTMENTS	$23,047,843	$—	$—	$23,047,843

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	46,732	$46,732	2,400,532	2,269,471	177,793	$177,793	$332	$—

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AEROSPACE & DEFENSE — 0.2%
AviChina Industry & Technology Co., Ltd.	1,556,000	$1,077,053

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd.	824,000	364,313

AIRLINES — 0.4%
Air China, Ltd.	1,586,000	1,083,508
China Eastern Airlines Corp., Ltd. (a) (b)	1,446,000	719,463
China Southern Airlines Co., Ltd.	1,150,000	647,787
Shandong Airlines Co., Ltd.	106,000	234,328

		2,685,086

AUTO COMPONENTS — 0.3%
Minth Group, Ltd.	598,000	1,930,909
Xinchen China Power Holdings, Ltd. (a)	751,000	90,996

		2,021,905

AUTOMOBILES — 2.0%
BAIC Motor Corp., Ltd. (c)	972,000	682,835
Brilliance China Automotive Holdings, Ltd. (b)	1,402,000	1,438,514
Byd Co., Ltd. (a) (b)	398,500	2,385,982
Chongqing Changan Automobile Co., Ltd.	666,600	927,987
Dongfeng Motor Group Co., Ltd.	1,977,300	2,059,382
Geely Automobile Holdings, Ltd.	3,390,000	1,830,909
Great Wall Motor Co., Ltd.	2,079,000	1,720,452
Guangzhou Automobile Group Co., Ltd.	1,560,637	1,860,787
Qingling Motors Co., Ltd.	2,388,000	738,752

		13,645,600

BANKS — 16.1%
Agricultural Bank of China, Ltd.	15,224,000	5,553,519
Bank of China, Ltd.	44,573,700	17,753,754
Bank of Chongqing Co., Ltd.	1,700,500	1,306,399
Bank of Communications Co., Ltd.	13,170,824	8,301,849
China CITIC Bank Corp., Ltd.	6,424,471	3,900,419
China Construction Bank Corp.	54,991,623	36,292,720
China Merchants Bank Co., Ltd.	2,704,235	6,044,307
China Minsheng Banking Corp., Ltd.	4,196,300	4,045,956
Chongqing Rural Commercial Bank Co., Ltd.	1,770,000	894,360
Harbin Bank Co., Ltd. (b) (c)	3,648,000	931,050
Huishang Bank Corp., Ltd.	1,649,000	743,947
Industrial & Commercial Bank of China, Ltd.	44,933,789	24,847,538
Shengjing Bank Co., Ltd. (b) (c)	510,000	525,255

		111,141,073

BEVERAGES — 0.2%
Tibet Water Resources, Ltd. (b)	1,419,000	495,684
Tsingtao Brewery Co., Ltd. (b)	203,000	702,576

		1,198,260

BIOTECHNOLOGY — 0.1%
China Biologic Products, Inc. (a) (b)	9,196	977,719

BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	360,000	190,256

CAPITAL MARKETS — 2.4%
Central China Securities Co., Ltd.	364,000	156,242
China Cinda Asset Management Co., Ltd.	7,698,200	2,589,898
China Everbright, Ltd.	582,000	1,117,795
China Financial International Investments, Ltd. (a) (b)	4,050,000	261,023
China Galaxy Securities Co., Ltd.	1,897,000	1,694,547
China Huarong Asset Management Co., Ltd. (a) (b) (c)	797,000	314,364
CITIC Securities Co., Ltd.	1,279,000	2,802,674
GF Securities Co., Ltd. (b)	959,200	2,176,080
Guotai Junan International Holdings, Ltd. (b)	1,734,000	587,838
Haitong Securities Co., Ltd.	1,797,000	3,020,499
Huatai Securities Co., Ltd. (c)	613,200	1,302,604
Noah Holdings, Ltd. (a) (b)	14,733	355,213
Shenwan Hongyuan HK, Ltd.	510,000	258,354

		16,637,131

CHEMICALS — 0.4%
China BlueChemical, Ltd.	1,928,000	337,986
China Lumena New Materials Corp. (a) (b) (e)	3,654,548	—
Fufeng Group, Ltd. (b)	565,000	155,853
Huabao International Holdings, Ltd. (a)	1,313,000	465,426
Sinopec Shanghai Petrochemical Co., Ltd.	2,449,999	1,117,949
Yingde Gases Group Co., Ltd.	1,060,500	385,490

		2,462,704

COMMERCIAL SERVICES & SUPPLIES — 0.4%
China Everbright International, Ltd.	1,764,000	1,955,465
Dongjiang Environmental Co., Ltd.	149,800	256,427
Yestar International Holdings Co., Ltd. (b)	695,000	314,445

		2,526,337

COMMUNICATIONS EQUIPMENT — 0.4%
BYD Electronic International Co., Ltd. (a)	492,000	276,506
China All Access Holdings, Ltd. (b)	1,074,000	333,637
China Fiber Optic Network System Group, Ltd. (a)	1,131,600	96,270
Comba Telecom Systems Holdings, Ltd.	1,274,100	185,582
Shanghai Potevio Co., Ltd. (a)	264,700	472,754
SIM Technology Group, Ltd. (a)	4,078,000	176,094
Suncorp Technologies, Ltd. (a) (b)	8,100,000	109,629
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. (c)	271,500	307,268
ZTE Corp.	609,997	768,988

		2,726,728

CONSTRUCTION & ENGINEERING — 1.3%
China Communications Construction Co., Ltd.	2,672,394	2,859,115
China Machinery Engineering Corp.	460,000	298,249
China Railway Construction Corp., Ltd.	1,109,875	1,383,418

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

China Railway Group, Ltd.	2,434,000	$1,807,158
China Singyes Solar Technologies Holdings, Ltd. (b)	310,000	106,291
China State Construction International Holdings, Ltd.	1,002,000	1,319,993
Concord New Energy Group, Ltd.	3,470,000	192,332
Metallurgical Corp. of China, Ltd.	1,626,000	496,732
Sinopec Engineering Group Co., Ltd.	960,500	866,659

		9,329,947

CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. (b)	901,000	2,162,507
BBMG Corp	1,233,000	367,137
China National Building Material Co., Ltd. (b)	2,610,000	1,137,130
China Resources Cement Holdings, Ltd.	777,163	248,437
China Shanshui Cement Group, Ltd. (a) (b) (e)	1,913,000	387,756
CSG Holding Co., Ltd.	388,000	305,581

		4,608,548

CONSUMER FINANCE — 0.1%
China Financial Services Holdings, Ltd.	2,990,000	262,080
Credit China Holdings, Ltd. (a) (b)	1,480,000	570,408

		832,488

CONTAINERS & PACKAGING — 0.1%
AMVIG Holdings, Ltd.	1,230,000	483,568
Beijing Enterprises Clean Energy Group, Ltd. (a)	8,320,000	205,910
Greatview Aseptic Packaging Co., Ltd.	457,000	216,779

		906,257

DISTRIBUTORS — 0.1%
Hang Fat Ginseng Holdings Co., Ltd. (b)	6,360,000	37,711
Xinhua Winshare Publishing and Media Co., Ltd.	593,000	636,726

		674,437

DIVERSIFIED CONSUMER SERVICES — 1.0%
Fu Shou Yuan International Group, Ltd.	634,000	447,023
New Oriental Education & Technology Group, Inc.	96,269	4,031,746
TAL Education Group (a)	42,152	2,615,953

		7,094,722

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,018,000	789,946

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
China Communications Services Corp., Ltd.	3,201,600	1,667,253
China Telecom Corp., Ltd.	8,726,951	3,892,169
China Unicom Hong Kong, Ltd.	3,379,805	3,493,969
CITIC Telecom International Holdings, Ltd.	1,160,000	436,610

		9,490,001

ELECTRICAL EQUIPMENT — 0.9%
Boer Power Holdings, Ltd. (b)	198,000	86,265
China High Speed Transmission Equipment Group Co., Ltd.	1,035,000	828,486

Dongfang Electric Corp., Ltd. (b)	240,600	188,251
Shanghai Electric Group Co., Ltd. (a) (b)	2,022,000	847,066
Tech Pro Technology Development, Ltd. (a) (b)	4,435,396	1,435,024
Xinjiang Goldwind Science & Technology Co., Ltd. (b)	266,800	363,852
Zhuzhou CRRC Times Electric Co., Ltd.	398,000	2,185,474

		5,934,418

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
AAC Technologies Holdings, Inc.	442,245	3,753,805
Anxin-China Holdings, Ltd. (a) (e)	3,068,000	—
AVIC International Holdings, Ltd.	592,030	338,065
Digital China Holdings, Ltd. (b)	722,000	544,435
Dongxu Optoelectronic Technology Co., Ltd.	2,444,400	1,663,640
Ju Teng International Holdings, Ltd.	1,052,000	419,013
Kingboard Chemical Holdings, Ltd.	596,499	1,182,549
Sunny Optical Technology Group Co., Ltd. (b)	395,000	1,382,356
Wasion Group Holdings, Ltd.	358,000	189,661

		9,473,524

ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a) (b)	908,000	94,803
China Oilfield Services, Ltd. (b)	1,197,900	918,736
Hilong Holding, Ltd. (b)	658,000	71,246
Sinopec Oilfield Service Corp. (a) (b)	1,284,000	244,951

		1,329,736

FOOD & STAPLES RETAILING — 0.4%
China Resources Beer Holdings Co., Ltd.	797,751	1,737,829
Sun Art Retail Group, Ltd. (b)	1,367,500	957,151

		2,694,980

FOOD PRODUCTS — 2.3%
Biostime International Holdings, Ltd. (a) (b)	155,500	519,138
China Agri-Industries Holdings, Ltd. (a) (b)	1,557,600	511,976
China Huishan Dairy Holdings Co., Ltd. (b)	2,614,000	1,068,115
China Huiyuan Juice Group, Ltd. (a)	708,000	244,580
China Mengniu Dairy Co., Ltd.	1,768,220	3,072,410
China Milk Products Group, Ltd. (e)	15,000	—
China Modern Dairy Holdings, Ltd. (b)	2,098,000	302,884
China Yurun Food Group, Ltd. (a) (b)	1,059,000	159,711
CP Pokphand Co., Ltd. (b)	3,204,000	334,527
Imperial Pacific International Holdings, Ltd. (a) (b)	29,150,300	533,561
Qinqin Foodstuffs Group Cayman Co., Ltd. (a)	99,100	140,514
Shenguan Holdings Group, Ltd.	1,482,000	127,990
Tingyi Cayman Islands Holding Corp. (b)	1,403,844	1,322,785
Uni-President China Holdings, Ltd.	1,116,400	938,254
Want Want China Holdings, Ltd. (b)	4,197,933	2,976,125

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

WH Group, Ltd. (c)	4,355,106	$3,413,150
YuanShengTai Dairy Farm, Ltd. (a) (b)	2,309,000	130,957

		15,796,677

GAS UTILITIES — 0.6%
China Gas Holdings, Ltd.	1,370,000	2,087,330
China Oil & Gas Group, Ltd. (a)	1,736,000	132,024
China Resources Gas Group, Ltd.	583,000	1,765,995

		3,985,349

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd.	1,612,000	916,340

HEALTH CARE PROVIDERS & SERVICES — 0.8%
Huayi Tencent Entertainment Co., Ltd. (b)	1,310,000	116,513
Phoenix Healthcare Group Co., Ltd.	369,000	509,887
Shanghai Pharmaceuticals Holding Co., Ltd.	625,600	1,377,329
Sinopharm Group Co., Ltd.	714,800	3,404,489
Universal Health International Group Holding, Ltd.	662,000	37,973

		5,446,191

HOTELS, RESTAURANTS & LEISURE — 0.3%
Ajisen China Holdings, Ltd.	456,000	176,923
China Lodging Group, Ltd.	17,641	642,662
China Travel International Investment Hong Kong, Ltd.	2,664,000	769,193
Jinmao Investments and Jinmao China Investments Holdings, Ltd. (b)	864,000	442,137
Shanghai Jin Jiang International Hotels Group Co., Ltd.	934,187	304,654

		2,335,569

HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd.	896,000	1,367,454
Hisense Kelon Electrical Holdings Co., Ltd.	292,000	133,242
Skyworth Digital Holdings, Ltd.	1,549,001	1,265,884

		2,766,580

HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	386,000	666,722

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.6%
Beijing Jingneng Clean Energy Co., Ltd. (b)	1,178,000	382,647
CGN Power Co., Ltd. (c)	7,015,000	1,944,103
China Datang Corp. Renewable Power Co., Ltd. (a)	1,930,000	189,071
China Longyuan Power Group Corp., Ltd.	2,092,000	1,731,210
China Power International Development, Ltd.	2,304,000	846,409
China Resources Power Holdings Co., Ltd.	1,202,092	1,791,219
Datang International Power Generation Co., Ltd.	2,666,287	742,358
Huadian Fuxin Energy Corp., Ltd.	1,640,000	359,373
Huadian Power International Corp., Ltd.	984,000	468,031

Huaneng Power International, Inc.	2,504,129	1,542,899
Huaneng Renewables Corp., Ltd.	2,226,000	737,414

		10,734,734

INDUSTRIAL CONGLOMERATES — 1.3%
Beijing Enterprises Holdings, Ltd.	395,500	2,232,922
CITIC, Ltd.	3,936,000	5,722,914
Shanghai Industrial Holdings, Ltd.	305,000	688,790

		8,644,626

INSURANCE — 5.2%
China Life Insurance Co., Ltd.	4,329,040	9,274,183
China Pacific Insurance Group Co., Ltd.	1,412,800	4,753,070
China Taiping Insurance Holdings Co., Ltd. (a)	719,291	1,338,828
CNinsure, Inc. (a) (b)	25,935	184,398
New China Life Insurance Co., Ltd.	364,700	1,295,121
People’s Insurance Co. Group of China, Ltd.	4,349,000	1,664,941
PICC Property & Casualty Co., Ltd.	2,750,858	4,297,579
Ping An Insurance Group Co. of China, Ltd.	3,001,100	13,210,650

		36,018,770

INTERNET & CATALOG RETAIL — 3.1%
Ctrip.com International, Ltd. (a)	189,895	7,823,674
E-Commerce China Dangdang, Inc. (a)	49,484	299,378
JD.com, Inc. (a)	477,412	10,135,457
Qunar Cayman Islands, Ltd. (a) (b)	31,092	926,230
Vipshop Holdings, Ltd. (a)	181,134	2,023,267

		21,208,006

INTERNET SOFTWARE & SERVICES — 24.4%
21Vianet Group, Inc. (a)	39,279	401,038
58.com, Inc. (a)	12,026	551,873
Alibaba Group Holding, Ltd. (a) (b)	646,651	51,428,154
Autohome, Inc. (a)	10,711	215,398
Baidu, Inc. (a)	158,512	26,178,257
Bitauto Holdings, Ltd. (a)	18,700	504,152
NetEase, Inc.	46,927	9,067,235
Phoenix New Media, Ltd. (a)	38,576	141,960
Qihoo 360 Technology Co., Ltd. (a)	55,832	4,078,528
SINA Corp. (a)	43,093	2,235,234
Sohu.com, Inc. (a)	26,767	1,013,399
SouFun Holdings, Ltd. (a) (b)	114,887	577,882
Tencent Holdings, Ltd.	3,118,915	70,797,173
YY, Inc. (a)	17,782	602,276

		167,792,559

IT SERVICES — 0.3%
AGTech Holdings, Ltd. (a)	1,452,000	348,123
Chinasoft International, Ltd. (a)	556,000	216,439
Hi Sun Technology China, Ltd. (a) (b)	1,380,000	193,891
TravelSky Technology, Ltd.	779,000	1,496,155

		2,254,608

MACHINERY — 1.2%
China Conch Venture Holdings, Ltd.	671,500	1,329,506
China Huarong Energy Co., Ltd. (a) (b)	567,900	37,333
China International Marine Containers Group Co., Ltd.	517,100	635,881
CIMC Enric Holdings, Ltd. (b)	584,000	264,977

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

CRRC Corp., Ltd. (b)	2,480,950	$2,209,780
First Tractor Co., Ltd.	356,000	182,636
Haitian International Holdings, Ltd.	605,000	1,063,709
Lonking Holdings, Ltd.	2,220,000	323,359
Weichai Power Co., Ltd.	983,840	1,006,927
Yangzijiang Shipbuilding Holdings, Ltd.	1,789,000	1,189,654
Zoomlion Heavy Industry Science and Technology Co., Ltd. (b)	860,400	295,009

		8,538,771

MARINE — 0.2%
China COSCO Holdings Co., Ltd. (a) (b)	1,415,175	497,996
China Shipping Container Lines Co., Ltd. (a) (b)	2,105,500	434,238
China Shipping Development Co., Ltd.	729,800	411,091
SITC International Holdings Co., Ltd.	675,000	353,251

		1,696,576

MEDIA — 0.2%
Alibaba Pictures Group, Ltd. (a) (b)	6,000,000	1,392,120
Poly Culture Group Corp., Ltd.	92,700	214,366
Wisdom Sports Group (a) (b)	406,000	122,983

		1,729,469

METALS & MINING — 1.2%
Aluminum Corp. of China, Ltd. (a) (b)	3,200,000	1,002,327
Angang Steel Co., Ltd. (a) (b)	1,025,720	456,143
China Hongqiao Group, Ltd. (b)	425,000	284,869
China Metal Recycling Holdings, Ltd. (b) (e)	268,085	—
China Molybdenum Co., Ltd. (b)	3,393,000	756,629
China Precious Metal Resources Holdings Co., Ltd. (a) (b)	4,004,000	126,448
China Zhongwang Holdings, Ltd. (b)	809,200	358,812
Jiangxi Copper Co., Ltd.	1,203,000	1,338,226
Maanshan Iron & Steel Co., Ltd. (a) (b)	1,750,000	374,455
MMG, Ltd. (a) (b)	1,172,000	290,056
Shougang Fushan Resources Group, Ltd.	2,618,000	465,695
Zhaojin Mining Industry Co., Ltd. (b)	881,000	930,064
Zijin Mining Group Co., Ltd.	5,262,750	1,756,975

		8,140,699

MULTILINE RETAIL — 0.2%
Golden Eagle Retail Group, Ltd. (b)	471,120	524,685
Intime Retail Group Co., Ltd. (b)	665,500	550,727
Parkson Retail Group, Ltd. (b)	1,608,500	140,988

		1,216,400

OIL, GAS & CONSUMABLE FUELS — 5.9%
China Coal Energy Co., Ltd. (a) (b)	2,820,013	1,464,904
China Petroleum & Chemical Corp.	15,350,640	11,080,709
China Shenhua Energy Co., Ltd.	2,119,200	3,895,332
China Suntien Green Energy Corp., Ltd. (b)	995,000	102,604
CNOOC, Ltd.	9,785,174	12,133,795
Kunlun Energy Co., Ltd. (b)	2,389,400	1,968,080
NewOcean Energy Holdings, Ltd. (b)	714,000	232,848
PetroChina Co., Ltd.	12,218,930	8,331,858

Sinopec Kantons Holdings, Ltd.	1,022,000	522,991
United Energy Group, Ltd. (a)	2,996,000	127,441
Yanzhou Coal Mining Co., Ltd. (b)	1,413,900	913,081

		40,773,643

PAPER & FOREST PRODUCTS — 0.4%
Lee & Man Paper Manufacturing, Ltd.	1,808,000	1,340,045
Nine Dragons Paper Holdings, Ltd.	1,454,000	1,103,907

		2,443,952

PERSONAL PRODUCTS — 0.6%
Hengan International Group Co., Ltd. (b)	495,500	4,132,387

PHARMACEUTICALS — 1.3%
China Animal Healthcare, Ltd. (a) (e)	763,600	127,956
China Medical System Holdings, Ltd.	803,300	1,221,836
China Shineway Pharmaceutical Group, Ltd.	297,000	324,642
Consun Pharmaceutical Group, Ltd.	585,000	298,610
CSPC Pharmaceutical Group, Ltd.	1,600,000	1,423,056
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	194,000	457,621
Hua Han Health Industry Holdings, Ltd. (b)	3,728,400	331,608
Luye Pharma Group, Ltd. (a) (b)	1,049,500	642,583
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd.	188,000	284,013
Shanghai Fosun Pharmaceutical Group Co., Ltd.	206,000	501,859
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	456,000	424,380
Sino Biopharmaceutical, Ltd.	3,088,000	2,010,119
SSY Group, Ltd. (b)	1,650,332	531,820
Tong Ren Tang Technologies Co., Ltd.	407,000	672,567

		9,252,670

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.2%
Agile Property Holdings, Ltd. (b)	1,418,747	747,965
Beijing Capital Land, Ltd.	828,000	300,976
Carnival Group International Holdings, Ltd. (a) (b)	6,926,800	892,865
China Jinmao Holdings Group, Ltd.	1,578,000	443,421
China Overseas Land & Investment, Ltd.	2,769,862	8,747,365
China Overseas Property Holdings, Ltd.	952,620	139,984
China Resources Land, Ltd.	1,780,555	4,154,196
China South City Holdings, Ltd. (b)	2,108,000	407,582
China Vanke Co., Ltd.	883,664	1,731,346
Colour Life Services Group Co., Ltd. (a)	285,000	196,908
Country Garden Holdings Co., Ltd.	5,350,500	2,248,356
E-House China Holdings, Ltd. (a) (b)	54,119	350,150
Evergrande Real Estate Group, Ltd. (b)	3,149,000	1,928,054
First Sponsor Group, Ltd.	534,641	476,684
Future Land Holdings Co., Ltd.	588,294	819,978
Greentown China Holdings, Ltd. (a) (b)	370,000	258,973
Guangzhou R&F Properties Co., Ltd.	877,424	1,104,987
Hopson Development Holdings, Ltd.	352,000	308,989
Hydoo International Holding, Ltd. (b)	1,278,000	153,203
Kaisa Group Holdings, Ltd. (a) (b) (e)	1,416,000	—
KWG Property Holding, Ltd.	714,592	413,578

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Longfor Properties Co., Ltd.	805,000	$1,043,871
Poly Property Group Co., Ltd. (a) (b)	1,263,000	322,345
Redco Properties Group, Ltd. (a) (c)	197,100	137,193
Renhe Commercial Holdings Co., Ltd. (a) (b)	8,617,000	222,146
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	297,650	501,243
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	718,560	1,118,798
Shenzhen Investment, Ltd.	1,709,432	680,869
Shimao Property Holdings, Ltd.	1,047,441	1,317,748
Shui On Land, Ltd.	2,977,000	752,121
Sino-Ocean Group Holding, Ltd.	3,094,212	1,336,127
SOHO China, Ltd.	912,500	437,551
Sunac China Holdings, Ltd.	1,133,300	701,196
Yanlord Land Group, Ltd.	399,500	336,899
Yuexiu Property Co., Ltd.	6,190,000	757,997
Yuzhou Properties Co., Ltd.	2,471,840	688,220

		36,179,884

ROAD & RAIL — 0.2%
CAR, Inc. (a) (b)	781,300	758,343
Dazhong Transportation Group Co., Ltd.	372,000	293,880
Guangshen Railway Co., Ltd. (b)	1,424,000	675,478

		1,727,701

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
China Soft Power Technology Holdings, Ltd. (a)	2,163,000	72,491
GCL-Poly Energy Holdings, Ltd. (b)	6,944,000	904,033
Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	17,589,376	—
JinkoSolar Holding Co., Ltd. (a) (b)	13,474	274,600
Semiconductor Manufacturing International Corp. (a)	19,942,000	1,593,725
Shunfeng International Clean Energy, Ltd. (a)	664,000	86,445
Trina Solar, Ltd. (a)	53,904	417,217
Xinyi Solar Holdings, Ltd. (b)	2,330,000	916,028

		4,264,539

SOFTWARE — 0.4%
Boyaa Interactive International, Ltd. (a)	281,000	101,056
Cheetah Mobile, Inc. (a) (b)	14,362	136,439
Kingdee International Software Group Co., Ltd. (a) (b)	1,030,000	317,313
Kingsoft Corp., Ltd. (b)	500,000	962,883
NetDragon Websoft Holdings, Ltd. (b)	204,000	633,724
Shanghai Baosight Software Co., Ltd.	314,800	581,751
V1 Group, Ltd.	2,046,000	102,855

		2,836,021

SPECIALTY RETAIL — 0.3%
Baoxin Auto Group, Ltd. (b)	150,574	108,010
BEP International Holdings, Ltd.	4,420,000	244,987
China Harmony New Energy Auto Holding, Ltd.	311,000	165,964
GOME Electrical Appliances Holding, Ltd. (b)	6,890,279	817,105

Hengdeli Holdings, Ltd. (a)	2,568,895	294,706
Zhongsheng Group Holdings, Ltd.	517,500	280,164

		1,910,936

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Coolpad Group, Ltd. (a)	2,685,400	498,453
Lenovo Group, Ltd.	4,292,000	2,583,626
TCL Communication Technology Holdings, Ltd. (b)	343,000	315,679

		3,397,758

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
ANTA Sports Products, Ltd. (b)	604,000	1,206,762
Belle International Holdings, Ltd.	3,481,000	2,037,103
Bosideng International Holdings, Ltd. (b)	3,230,000	274,789
China Dongxiang Group Co., Ltd.	3,023,000	533,841
China Jicheng Holdings, Ltd. (a) (b) (c)	10,025,000	264,906
Cosmo Lady China Holdings Co., Ltd. (b) (c)	298,000	152,496
Lao Feng Xiang Co., Ltd.	154,111	554,800
Li Ning Co., Ltd. (a) (b)	1,256,707	615,560
Shenzhou International Group Holdings, Ltd.	389,000	1,877,822

		7,518,079

TRADING COMPANIES & DISTRIBUTORS — 0.0%(d)
CITIC Resources Holdings, Ltd. (a) (b)	1,824,000	169,282

TRANSPORTATION INFRASTRUCTURE — 1.7%
Anhui Expressway Co., Ltd.	618,000	487,521
Beijing Capital International Airport Co., Ltd.	1,399,939	1,515,798
China Merchants Holdings International Co., Ltd.	1,195,828	3,175,331
COSCO International Holdings, Ltd. (b)	612,000	302,925
COSCO Pacific, Ltd.	958,163	952,241
Dalian Port PDA Co., Ltd. (b)	514,000	231,229
HNA Infrastructure Co., Ltd.	391,000	422,351
Jiangsu Expressway Co., Ltd.	790,795	1,098,843
Qingdao Port International Co., Ltd. (c)	849,000	384,121
Shenzhen Expressway Co., Ltd.	568,000	516,167
Shenzhen International Holdings, Ltd. (b)	687,408	992,398
Sichuan Expressway Co., Ltd. (b)	812,000	274,227
Xiamen International Port Co., Ltd.	985,000	192,989
Yuexiu Transport Infrastructure, Ltd. (b)	380,000	243,930
Zhejiang Expressway Co., Ltd.	772,000	725,434

		11,515,505

WATER UTILITIES — 0.8%
Beijing Enterprises Water Group, Ltd. (b)	3,138,000	1,884,915
CT Environmental Group, Ltd. (b)	1,754,400	506,559
Guangdong Investment, Ltd.	1,978,000	3,003,479
Kangda International Environmental Co., Ltd. (b) (c)	742,000	153,030

		5,547,983

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 5.4%
China Mobile, Ltd.	3,247,004	$37,103,475

TOTAL COMMON STOCKS — (Cost $804,628,594)		679,475,630

RIGHTS — 0.0% (d)
CONSTRUCTION & ENGINEERING — 0.0% (d)
China Singyes Solar Technologies Holdings, Ltd. (expiring 7/11/16) (a) (b) (Cost $0)	62,000	1,167
SHORT-TERM INVESTMENT — 5.3%
State Street Navigator Securities Lending Prime Portfolio (f) (g) (Cost $36,487,937)	36,487,937	36,487,937

TOTAL INVESTMENTS — 103.9% (Cost $841,116,531)		715,964,734
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(27,052,178)

NET ASSETS — 100.0%		$688,912,556

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at June 30, 2016.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $515,712, representing 0.1% of the Fund’s net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,077,053	$—	$—		$1,077,053
Air Freight & Logistics	364,313	—	—		364,313
Airlines	2,685,086	—	—		2,685,086
Auto Components	2,021,905	—	—		2,021,905
Automobiles	13,645,600	—	—		13,645,600
Banks	111,141,073	—	—		111,141,073
Beverages	1,198,260	—	—		1,198,260
Biotechnology	977,719	—	—		977,719
Building Products	190,256	—	—		190,256
Capital Markets	16,637,131	—	—		16,637,131
Chemicals	2,462,704	—	0	(a)	2,462,704
Commercial Services & Supplies	2,526,337	—	—		2,526,337
Communications Equipment	2,726,728	—	—		2,726,728
Construction & Engineering	9,329,947	—	—		9,329,947
Construction Materials	4,220,792	—	387,756		4,608,548
Consumer Finance	832,488	—	—		832,488
Containers & Packaging	906,257	—	—		906,257
Distributors	674,437	—	—		674,437

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Diversified Consumer Services	$7,094,722	$—	$—		$7,094,722
Diversified Financial Services	789,946	—	—		789,946
Diversified Telecommunication Services	9,490,001	—	—		9,490,001
Electrical Equipment.	5,934,418	—	—		5,934,418
Electronic Equipment, Instruments & Components	9,473,524	—	0	(a)	9,473,524
Energy Equipment & Services	1,329,736	—	—		1,329,736
Food & Staples Retailing	2,694,980	—	—		2,694,980
Food Products	15,656,163	140,514	0	(a)	15,796,677
Gas Utilities	3,985,349	—	—		3,985,349
Health Care Equipment & Supplies	916,340	—	—		916,340
Health Care Providers & Services	5,446,191	—	—		5,446,191
Hotels, Restaurants & Leisure	2,335,569	—	—		2,335,569
Household Durables	2,766,580	—	—		2,766,580
Household Products	666,722	—	—		666,722
Independent Power Producers & Energy Traders	10,734,734	—	—		10,734,734
Industrial Conglomerates	8,644,626	—	—		8,644,626
Insurance	36,018,770	—	—		36,018,770
Internet & Catalog Retail	21,208,006	—	—		21,208,006
Internet Software & Services	167,792,559	—	—		167,792,559
IT Services	2,254,608	—	—		2,254,608
Machinery	8,538,771	—	—		8,538,771
Marine	1,696,576	—	—		1,696,576
Media	1,729,469	—	—		1,729,469
Metals & Mining	8,140,699	—	0	(a)	8,140,699
Multiline Retail	1,216,400	—	—		1,216,400
Oil, Gas & Consumable Fuels	40,773,643	—	—		40,773,643
Paper & Forest Products	2,443,952	—	—		2,443,952
Personal Products	4,132,387	—	—		4,132,387
Pharmaceuticals	9,124,714	—	127,956		9,252,670
Real Estate Management & Development	36,179,884	—	0	(a)	36,179,884
Road & Rail	1,727,701	—	—		1,727,701
Semiconductors & Semiconductor Equipment	4,264,539	—	0	(a)	4,264,539
Software	2,836,021	—	—		2,836,021
Specialty Retail	1,802,926	108,010	—		1,910,936
Technology Hardware, Storage & Peripherals	3,397,758	—	—		3,397,758
Textiles, Apparel & Luxury Goods	7,518,079	—	—		7,518,079
Trading Companies & Distributors	169,282	—	—		169,282
Transportation Infrastructure	11,515,505	—	—		11,515,505
Water Utilities	5,547,983	—	—		5,547,983
Wireless Telecommunication Services	37,103,475	—	—		37,103,475

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Rights
Construction & Engineering	$1,167	$—	$—	$1,167
Short-Term Investment	36,487,937	—	—	36,487,937

TOTAL INVESTMENTS	$715,200,498	$248,524	$515,712	$715,964,734

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	8,325	$8,325	31,165,938	31,174,263	—	$—	$2,878	$—
State Street Navigator Securities Lending Prime Portfolio	100,160,856	100,160,856	100,235,201	163,908,120	36,487,937	36,487,937	1,077,285	—

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 1.2%
AVIC Aero-Engine Controls Co., Ltd. Class A	700	$2,782
AVIC Aircraft Co., Ltd. Class A	1,400	4,149
Avic Aviation Engine Corp. PLC Class A	800	4,172
AVIC Helicopter Co., Ltd. Class A	400	2,497
Changchun UP Optotech Co., Ltd. Class A	300	2,775
China Avionics Systems Co., Ltd. Class A	800	2,345
China Spacesat Co., Ltd. Class A	700	3,540
Sichuan Chengfa Aero-Science & Technology Co., Ltd. Class A	400	2,315

		24,575

AIR FREIGHT & LOGISTICS — 0.7%
Citic Offshore Helicopter Co., Ltd. Class A	1,300	2,544
Jiangsu Aucksun Co., Ltd. Class A	4,700	9,034
Sinotrans Air Transportation Development Co., Ltd. Class A	1,100	2,896

		14,474

AIRLINES — 1.1%
Air China, Ltd. Class A	3,000	3,053
China Eastern Airlines Corp., Ltd. Class A (a)	4,300	4,278
China Southern Airlines Co., Ltd. Class A	4,700	4,995
Hainan Airlines Co., Ltd. Class A (a)	11,900	5,678
Spring Airlines Co., Ltd. Class A	700	5,051

		23,055

AUTO COMPONENTS — 1.8%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	1,500	4,992
China Shipbuilding Industry Group Power Co., Ltd. Class A (a)	1,000	4,933
Fangda Special Steel Technology Co., Ltd. Class A	2,400	1,734
Fuyao Glass Industry Group Co., Ltd. Class A	2,500	5,268
Greatoo Intelligent Equipment, Inc.	5,100	3,470
Huayu Automotive Systems Co., Ltd. Class A	1,700	3,585
Sailun Jinyu Group Co., Ltd. Class A	5,940	2,986
Wanxiang Qianchao Co., Ltd. Class A	1,300	3,053
Weifu High-Technology Group Co., Ltd. Class A	1,000	3,034
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	400	2,243
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	1,100	2,846

		38,144

AUTOMOBILES — 1.1%
Anhui Jianghuai Automobile Co., Ltd. Class A	1,400	2,672
Beiqi Foton Motor Co., Ltd. Class A	5,300	4,404
Byd Co., Ltd. Class A (a)	700	6,428
Chongqing Changan Automobile Co., Ltd. Class A	2,200	4,527
FAW CAR Co., Ltd. Class A	1,500	2,456
Haima Automobile Group Co., Ltd. Class A	4,100	3,203

		23,690

BANKS — 10.3%
Agricultural Bank of China, Ltd. Class A	38,400	18,496
Bank of Beijing Co., Ltd. Class A	1,900	2,966
Bank of China, Ltd. Class A	37,100	17,925

Bank of Communications Co., Ltd. Class A	12,800	10,847
Bank of Nanjing Co., Ltd. Class A	3,960	5,597
Bank of Ningbo Co., Ltd. Class A	3,000	6,674
China CITIC Bank Corp., Ltd. Class A (a)	3,200	2,731
China Everbright Bank Co., Ltd. Class A	20,300	11,489
China Merchants Bank Co., Ltd. Class A	10,300	27,131
China Minsheng Banking Corp., Ltd. Class A	14,500	19,490
Huaxia Bank Co., Ltd. Class A	6,100	9,081
Industrial & Commercial Bank of China, Ltd. Class A	15,600	10,426
Industrial Bank Co., Ltd. Class A	14,400	33,033
Ping An Bank Co., Ltd. Class A	8,520	11,157
Shanghai Pudong Development Bank Co., Ltd. Class A	12,540	29,389

		216,432

BEVERAGES — 3.8%
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	3,656
Chongqing Brewery Co., Ltd. Class A	2,200	5,030
Hainan Yedao Co., Ltd. Class A (a)	1,400	2,518
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	750	2,705
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	500	5,413
Kweichow Moutai Co., Ltd. Class A	1,000	43,940
Luzhou Laojiao Co., Ltd. Class A	1,400	6,259
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	3,412
Tsingtao Brewery Co., Ltd. Class A	700	3,063
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A	2,100	3,252

		79,248

BIOTECHNOLOGY — 0.8%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	2,726
Chengzhi Co., Ltd. Class A	900	2,394
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	660	2,762
Hualan Biological Engineering, Inc. Class A	800	3,781
Shanghai RAAS Blood Products Co., Ltd. Class A	900	5,104

		16,767

BUILDING PRODUCTS — 0.3%
Zhejiang Dun’An Artificial Environment Co., Ltd. Class A (a)	1,400	2,377
Zhejiang Goldensea Environment Technology Co., Ltd. Class A (a)	1,000	3,454

		5,831

CAPITAL MARKETS — 6.0%
China Merchants Securities Co., Ltd. Class A	3,700	9,189
CITIC Securities Co., Ltd. Class A	3,600	8,795
Dongxing Securities Co., Ltd. Class A	1,800	6,622
Everbright Securities Co., Ltd. Class A	2,100	5,355
GF Securities Co., Ltd. Class A	3,100	7,820
Guosen Securities Co., Ltd. Class A	2,300	5,972
Haitong Securities Co., Ltd. Class A	3,600	8,356
Huatai Securities Co., Ltd. Class A (a)	3,000	8,543
Industrial Securities Co., Ltd. Class A	5,590	6,218
Northeast Securities Co., Ltd. Class A	3,600	6,996
Orient Securities Co., Ltd. Class A	2,200	5,567

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Pacific Securities Co., Ltd. Class A	7,670	$7,077
Sealand Securities Co., Ltd. Class A	4,950	5,506
Shanxi Securities Co., Ltd. Class A	2,700	6,730
Shenwan Hongyuan Group Co., Ltd. Class A (a)	6,600	8,355
Sinolink Securities Co., Ltd. Class A	2,600	5,275
Southwest Securities Co., Ltd. Class A	5,500	6,010
Western Securities Co., Ltd. Class A	1,800	7,006

		125,392

CHEMICALS — 4.8%
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	1,829
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A	4,100	2,734
Befar Group Co., Ltd. Class A	5,520	4,229
China Hainan Rubber Industry Group Co., Ltd. Class A (a)	3,200	2,692
Do-Fluoride Chemicals Co., Ltd. Class A	400	2,564
Hubei Biocause Pharmaceutical Co., Ltd. Class A	2,700	3,141
Hubei Kaile Science & Technology Co., Ltd. Class A (a)	1,400	3,447
Hubei Xinyangfeng Fertilizer Co., Ltd. Class A	700	1,318
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	2,200	2,474
Jiangsu Huifeng Agrochemical Co., Ltd. Class A	3,040	2,677
Jiangsu Protruly Vision Technology Group Co., Ltd. Class A (a)	1,500	3,369
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	2,887
Jilin Gpro Titanium Industry Co., Ltd. Class A	2,800	2,908
Kangde Xin Composite Material Group Co., Ltd. Class A	1,599	4,116
Kingenta Ecological Engineering Group Co., Ltd. Class A	2,200	2,666
Kingfa Sci & Tech Co., Ltd. Class A	3,000	2,908
Luxi Chemical Group Co., Ltd. Class A	3,600	2,449
Nanjing Redsun Co., Ltd. Class A	1,500	2,953
Qinghai Salt Lake Industry Co., Ltd. Class A	1,100	3,494
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	2,340	3,103
Shanghai 3F New Materials Co. Class A (a)	1,600	3,385
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A (a)	1,500	2,964
Shanghai Pret Composites Co., Ltd. Class A	900	3,945
Shanxi Yongdong Chemistry Industry Co., Ltd. Class A	1,100	4,186
Shenzhen Noposion Agrochemicals Co., Ltd. Class A (a)	1,000	1,556
Sinoma Science & Technology Co., Ltd. Class A (a)	900	2,720
Sinopec Shanghai Petrochemical Co., Ltd. Class A (a)	3,500	3,214
Tianqi Lithium Industries, Inc. Class A	100	642
Tongkun Group Co., Ltd. Class A	1,500	2,452
Wanhua Chemical Group Co., Ltd. Class A	1,400	3,646
Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A (a)	600	1,734
Yueyang Xingchang Petrochemical Class A	735	2,941

Zhejiang Huafeng Spandex Co., Ltd. Class A	3,200	2,312
Zhejiang Longsheng Group Co., Ltd. Class A	2,500	3,244
Zhejiang Shenghua Biok Biology Co., Ltd. Class A	3,000	4,227

		101,126

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Beijing GeoEnviron Engineering & Technology, Inc. Class A	400	1,641
China Zhonghua Geotechnical Engineering Co., Ltd. Class A	2,100	2,396
Eternal Asia Supply Chain Management, Ltd. Class A	1,600	3,449
Jihua Group Corp., Ltd. Class A	2,300	2,645
Shaanxi Jinye Science Technology & Education Group Co., Ltd. Class A	2,000	2,929
Shanghai Jielong Industry Group Corp., Ltd. Class A	1,200	2,075
Shenzhen Comix Group Co., Ltd. Class A	1,400	4,320
Shenzhen ESUN Display Co., Ltd. Class A	200	1,927
Tungkong, Inc. Class A	600	2,841

		24,223

COMMUNICATIONS EQUIPMENT — 1.2%
Addsino Co., Ltd. Class A	1,000	2,213
Bus Online Co., Ltd. (a)	600	2,613
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	4,020
Guangzhou Haige Communications Group, Inc. Co. Class A	1,600	2,977
Shenzhen Coship Electronics Co., Ltd. Class A (a)	2,200	3,333
Shenzhen Keybridge Communications Co., Ltd. Class A	1,200	2,289
Tianjin Xinmao Science & Technology Co., Ltd. Class A (a)	3,000	2,791
ZTE Corp. Class A	2,000	4,317

		24,553

CONSTRUCTION & ENGINEERING — 2.9%
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A	2,500	1,603
Changshu Fengfan Power Equipment Co., Ltd. Class A	3,300	3,621
China Gezhouba Group Co., Ltd. Class A	4,400	3,855
China National Chemical Engineering Co., Ltd. Class A	4,200	3,496
China Railway Construction Corp., Ltd. Class A	1,500	2,249
China Railway Group, Ltd. Class A (a)	4,900	5,141
China State Construction Engineering Corp., Ltd. Class A	13,600	10,891
East China Engineering Science and Technology Co., Ltd. Class A	1,000	2,297
Jiangsu Zhongtai Bridge Steel Structure Co., Ltd. Class A (a)	1,300	3,534
Metallurgical Corp. of China, Ltd. Class A	11,600	6,443
Power Construction Corp. of China, Ltd. Class A	5,300	4,555
Shandong Longquan Pipeline Engineering Co., Ltd. Class A	1,000	1,859

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Shandong Qixing Iron Tower Co., Ltd. Class A (a)	700	$2,618
Shanghai Construction Group Co., Ltd. Class A	4,320	2,490
Shanghai Tunnel Engineering Co., Ltd. Class A	1,900	2,399
Shenzhen Tagen Group Co., Ltd. Class A	1,400	1,854
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	1,950	2,941

		61,846

CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class A	1,700	3,721
Anhui Xinli Finance Co., Ltd. Class A (a)	700	2,745
Arcplus Group PLC Class A (a)	700	2,009
Shandong Jinjing Science & Technology Co., Ltd. Class A (a)	4,700	3,042
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	800	2,393

		13,910

CONTAINERS & PACKAGING — 1.0%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	1,800	2,877
Kee Ever Bright Decorative Technology Co., Ltd. Class A (a)	400	3,679
Org Packaging Co., Ltd. Class A	2,880	3,828
Shanghai Zi Jiang Enterprise Group Co., Ltd. Class A	3,400	2,948
Shenzhen Beauty Star Co., Ltd. Class A (a)	2,700	5,182
Zhejiang Great Southeast Co., Ltd. Class A	4,000	2,655

		21,169

DISTRIBUTORS — 0.1%
Shanghai Shenhua Holdings Co., Ltd. Class A (a)	2,900	1,697

DIVERSIFIED CONSUMER SERVICES — 0.5%
But One Information Corp. Xi an Class A (a)	1,300	9,514
Zhejiang Yasha Decoration Co., Ltd. Class A	1,200	2,041

		11,555

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Avic Capital Co., Ltd. Class A	4,200	3,717
Bohai Financial Investment Holding Co., Ltd. Class A (a)	2,900	3,190

		6,907

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
263 Network Communications Co., Ltd. Class A	1,700	3,943
Dr Peng Telecom & Media Group Co., Ltd. Class A	1,000	2,744

		6,687

ELECTRIC UTILITIES — 0.2%
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	3,540

ELECTRICAL EQUIPMENT — 4.3%
Anhui Xinlong Electrical Co., Ltd.	1,100	2,732
Beijing Sifang Automation Co., Ltd. Class A	1,200	1,902
China XD Electric Co., Ltd. Class A	3,700	2,824
Citychamp Dartong Co., Ltd. Class A	2,100	2,279
Dongfang Electric Corp., Ltd. Class A	1,400	2,069
Dongfang Electronics Co., Ltd. Class A (a)	5,600	4,476

Fangda Carbon New Material Co., Ltd. Class A (a)	1,800	2,476
Genimous Investment Co., Ltd. Class A (a)	1,400	4,238
GuangDong Huasheng Electrical Appliances Co., Ltd. Class A (a)	800	3,248
Guangdong Nan Yang Cable Group Holding Co., Ltd. Class A	1,800	3,036
Henan Tong-DA Cable Co., Ltd. Class A (a)	1,300	2,268
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A	6,300	4,969
Jiangsu Zongyi Co., Ltd. Class A (a)	1,200	2,251
Luxshare Precision Industry Co., Ltd. Class A	1,200	3,549
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A	1,750	3,535
NARI Technology Co., Ltd. Class A	1,600	3,220
Shanghai Electric Group Co., Ltd. Class A	2,700	3,072
Shanghai Welltech Automation Co., Ltd. Class A (a)	900	3,090
Shenzhen Center Power Tech Co., Ltd. Class A	600	2,660
Shenzhen Hifuture Electric Co., Ltd. Class A (a)	2,500	5,298
Shenzhen Invt Electric Co., Ltd. Class A	1,700	2,277
Shenzhen Moso Power Supply Technology Co., Ltd. Class A	1,600	3,629
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	800	1,936
Sieyuan Electric Co., Ltd. Class A	2,520	4,154
TBEA Co., Ltd. Class A	2,000	2,565
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	6,000	3,747
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	1,700	3,872
Zhefu Holding Group Co., Ltd. Class A	2,400	1,973
Zhejiang Wanma Co., Ltd. Class A	800	2,386

		89,731

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Accelink Technologies Co., Ltd. Class A	400	3,865
Beijing SDL Technology Co., Ltd. Class A	700	1,832
China Security & Fire Co., Ltd. Class A	1,000	2,914
Dongxu Optoelectronic Technology Co., Ltd. Class A	2,100	2,715
Fujian Torch Electron Technology Co., Ltd. Class A	600	6,884
GoerTek, Inc. Class A	1,000	4,317
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	3,300	10,660
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	2,200	5,630
IRICO Display Devices Co., Ltd. Class A (a)	1,500	2,664
Ningbo Yunsheng Group Co., Ltd. Class A	900	3,234
Shen Zhen Mindata Holding Co., Ltd. Class A (a)	1,400	3,574
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	900	3,087
Shenzhen Infinova, Ltd. Class A (a)	2,210	2,954
Shenzhen Mason Technologies Co., Ltd. Class A	2,400	5,703

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Shenzhen Sunlord Electronics Co., Ltd. Class A	1,900	$5,185
Tatwah Smartech Co., Ltd. Class A (a)	1,000	3,090
TDG Holdings Co., Ltd. Class A (a)	1,700	3,664
Tsinghua Unisplendour Co., Ltd. Class A	400	3,666
Unigroup Guoxin Co., Ltd. Class A	400	2,646
WUS Printed Circuit Kunshan Co., Ltd. Class A (a)	3,400	2,702
Zhejiang Dahua Technology Co., Ltd. Class A	1,750	3,451

		84,437

ENERGY EQUIPMENT & SERVICES — 0.5%
Offshore Oil Engineering Co., Ltd. Class A	3,100	3,224
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	900	2,612
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	4,968

		10,804

FOOD & STAPLES RETAILING — 0.3%
Shenzhen Agricultural Products Co., Ltd. Class A	1,300	2,380
Yonghui Superstores Co., Ltd. Class A	5,600	3,481

		5,861

FOOD PRODUCTS — 3.1%
Angel Yeast Co., Ltd. Class A	1,500	4,028
Baotou Huazi Industry Co., Ltd. Class A	1,500	3,136
Beijing Dabeinong Technology Group Co., Ltd. Class A	3,450	4,186
Bright Dairy & Food Co., Ltd. Class A	1,100	2,099
COFCO Tunhe Co., Ltd. Class A	1,300	2,260
Gansu Yasheng Industrial Group Co., Ltd. Class A	2,800	2,128
Henan Lotus Flower Gourmet Powder Co., Ltd. Class A (a)	3,000	2,398
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,600	8,171
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	6,080	3,569
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	3,800	9,535
Jonjee High-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,400	2,600
MeiHua Holdings Group Co., Ltd. Class A	2,800	2,617
Qiaqia Food Co., Ltd. Class A	1,500	4,209
Shandong Delisi Food Co., Ltd. Class A (a)	2,800	4,526
Shanghai Maling Aquarius Co., Ltd. Class A	1,400	2,413
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	2,168
Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	4,000
Zhangzidao Group Co., Ltd. Class A (a)	1,400	1,781

		65,824

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	400	1,910

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Huadong Medicine Co., Ltd. Class A	300	3,044

Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,200	3,260

		6,304

HOTELS, RESTAURANTS & LEISURE — 0.6%
China High-Speed Railway Technology Co., Ltd. Class A (a)	3,300	5,409
China International Travel Service Corp., Ltd. Class A	600	3,972
Shenzhen Overseas Chinese Town Co., Ltd. Class A	4,200	4,046

		13,427

HOUSEHOLD DURABLES — 2.1%
Anhui Deli Household Glass Co., Ltd. Class A (a)	4,200	10,178
Guangdong Homa Appliances Co., Ltd. Class A	200	1,832
Guangzhou Holike Creative Home Co., Ltd. Class A	600	2,808
Hisense Electric Co., Ltd. Class A	1,600	4,258
Leo Group Co., Ltd. Class A	900	2,315
Markor International Home Furnishings Co., Ltd. Class A	1,100	2,154
Midea Group Co., Ltd. Class A	3,600	12,853
NavInfo Co., Ltd. Class A	900	3,333
TCL Corp. Class A	9,700	4,804

		44,535

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.8%
An Hui Wenergy Co., Ltd. Class A	2,210	2,375
Beijing Jingneng Power Co., Ltd. Class A	3,300	2,126
China National Nuclear Power Co., Ltd. Class A (a)	7,000	7,196
China Yangtze Power Co., Ltd. Class A	3,900	7,332
Datang Huayin Electric Power Co., Ltd. Class A (a)	2,100	1,735
GD Power Development Co., Ltd. Class A	11,100	4,895
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	1,800	1,837
Huadian Power International Corp., Ltd. Class A	4,300	3,204
Huaneng Power International, Inc. Class A	2,900	3,283
Hubei Energy Group Co., Ltd. Class A	3,200	2,230
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	5,600	2,546
SDIC Power Holdings Co., Ltd. Class A	4,000	3,974
Shanghai Electric Power Co., Ltd. Class A	1,600	2,473
Shanxi Zhangze Electric Power Co., Ltd. Class A (a)	4,200	2,288
Shenergy Co., Ltd. Class A	3,900	3,370
Shenzhen Energy Group Co., Ltd. Class A	2,700	2,593
Sichuan Chuantou Energy Co., Ltd. Class A	3,800	4,725

		58,182

INDUSTRIAL CONGLOMERATES — 0.1%
China Baoan Group Co., Ltd. Class A	1,500	3,093

INSURANCE — 2.1%
China Life Insurance Co., Ltd. Class A	600	1,880

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

China Pacific Insurance Group Co., Ltd. Class A	3,300	$13,431
New China Life Insurance Co., Ltd. Class A	700	4,257
Ping An Insurance Group Co. of China, Ltd. Class A	5,200	25,078

		44,646

INTERNET SOFTWARE & SERVICES — 0.5%
Dawning Information Industry Co., Ltd. Class A	400	2,398
Focus Technology Co., Ltd. Class A	300	3,046
People.cn Co., Ltd. Class A	900	2,250
Shanghai DZH, Ltd. Class A (a)	1,800	2,490

		10,184

IT SERVICES — 0.3%
DHC Software Co., Ltd. Class A	1,200	3,849
Fujian Rongji Software Co., Ltd. Class A (a)	1,200	3,414

		7,263

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Alpha Group Class A	900	4,057

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Shanghai Runda Medical Technology Co., Ltd. Class A	600	2,546

MACHINERY — 5.2%
Anhui Ankai Automobile Co., Ltd. Class A (a)	2,500	2,864
Anhui Heli Co., Ltd. Class A	1,900	2,886
China CSSC Holdings, Ltd. Class A	800	2,680
China First Heavy Industries Class A	3,800	2,980
China Shipbuilding Industry Co., Ltd. Class A	9,200	8,766
CRRC Corp., Ltd. Class A	11,800	16,287
Fujian Longking Co., Ltd. Class A	1,000	1,890
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	700	3,843
Han’s Laser Technology Industry Group Co., Ltd. Class A	900	3,094
Hefei Meiya Optoelectronic Technology, Inc. Class A	500	1,734
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,200	2,106
Jiangsu Nonghua Intelligent Agriculture Technology Co., Ltd. Class A	1,900	1,690
Linzhou Heavy Machinery Group Co., Ltd. Class A (a)	2,210	2,688
Mesnac Co., Ltd. Class A	1,300	2,358
Nanxing Furniture Machinery & Equipment Co., Ltd. Class A (a)	300	1,833
North Navigation Control Technology Co., Ltd. Class A	1,200	2,404
Sanlux Co., Ltd. Class A	2,000	6,969
Sany Heavy Industry Co., Ltd. Class A	3,900	2,947
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	800	2,311
Shanghai Zhenhua Heavy Industries Co., Ltd. Class A (a)	3,100	1,983
Shantui Construction Machinery Co., Ltd. Class A (a)	3,200	2,375
Sunward Intelligent Equipment Co., Ltd. Class A	2,600	4,027
Suzhou Thvow Technology Co., Ltd. Class A	2,600	3,013

Taiyuan Heavy Industry Co., Ltd. Class A (a)	4,600	2,700
Tian Di Science & Technology Co., Ltd. Class A	3,000	2,032
Tianjin Benefo Tejing Electric Co., Ltd. Class A	1,100	2,343
Weihai Guangtai Airport Equipment Co., Ltd. Class A	700	2,770
XCMG Construction Machinery Co., Ltd. Class A (a)	4,400	2,027
Xiamen XGMA Machinery Co., Ltd. Class A (a)	2,000	1,918
Zhejiang Jinggong Science & Technology Co., Ltd. Class A (a)	1,700	3,462
Zhengzhou Yutong Bus Co., Ltd. Class A	1,500	4,470
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	4,700	2,922

		108,372

MEDIA — 1.9%
Beijing Gehua CATV Network Co., Ltd. Class A	1,000	2,290
China South Publishing & Media Group Co., Ltd. Class A	1,300	3,544
China Television Media, Ltd. Class A	700	2,499
Chinese Universe Publishing and Media Co., Ltd. Class A	1,000	3,123
Contemporary Eastern Investment Co., Ltd. Class A (a)	2,600	4,904
Guangdong Advertising Group Co., Ltd. Class A	1,430	3,041
Huawen Media Investment Corp. Class A	1,700	2,528
Jiangsu Broadcasting Cable Information Network Corp., Ltd. Class A	1,100	2,311
Jiangsu Phoenix Publishing & Media Corp., Ltd. Class A	1,500	2,380
Jishi Media Co., Ltd. Class A	3,500	2,123
Shanghai Oriental Pearl Media Co., Ltd. Class A (a)	1,500	5,480
Shenzhen Topway Video Communication Co., Ltd. Class A	1,680	3,659
Wanda Cinema Line Co., Ltd. Class A	200	2,405

		40,287

METALS & MINING — 5.7%
Advanced Technology & Materials Co., Ltd. Class A (a)	2,100	4,435
Aluminum Corp. of China, Ltd. Class A (a)	7,100	4,029
Anhui Xinke New Materials Co., Ltd. Class A (a)	4,500	2,940
Anyang Iron & Steel, Inc. Class A (a)	12,900	5,010
Baoshan Iron & Steel Co., Ltd. Class A	4,400	3,364
Beijing Kingee Culture Development Co., Ltd. Class A	700	2,037
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,400	4,808
Hunan Gold Corp., Ltd. Class A (a)	4,800	9,515
Hunan Valin Steel Co., Ltd. Class A (a)	7,700	4,516
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	27,000	11,623
Jiangxi Ganfeng Lithium Co., Ltd. Class A	400	2,014

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Maanshan Iron & Steel Co., Ltd. Class A (a)	7,400	$2,684
Ningxia Xinri Hengli Steel Wire Co., Ltd. Class A (a)	1,100	2,189
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	8,400	3,113
SGIS Songshan Co., Ltd. Class A (a)	3,700	1,654
Shandong Gold Mining Co., Ltd. Class A	1,600	9,371
Shandong Humon Smelting Co., Ltd. Class A (a)	3,100	6,010
Shandong Iron and Steel Co., Ltd. Class A (a)	7,200	2,568
Shanghai Prosolar Resources Development Co., Ltd. Class A (a)	2,300	4,199
Shanxi Taigang Stainless Steel Co., Ltd. Class A (a)	4,600	2,188
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	1,700	2,669
Tongling Nonferrous Metals Group Co., Ltd. Class A	10,600	4,053
Western Mining Co., Ltd. Class A	5,700	5,454
Wuhan Iron & Steel Co., Ltd. Class A (a)	7,600	3,273
Zhongjin Gold Corp., Ltd. Class A	4,130	6,987
Zhongnan Red Culture Group Co., Ltd. Class A	1,300	4,688
Zijin Mining Group Co., Ltd. Class A	10,400	5,275

		120,666

MULTILINE RETAIL — 1.4%
Beijing Capital Retailing Group Co., Ltd. Class A	1,800	2,419
Changchun Sinoenergy Corp. Class A (a)	1,400	4,082
Chengdu Hongqi Chain Co., Ltd. Class A	2,800	2,546
Dalian Friendship Group Class A	4,200	7,782
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	2,000	3,468
Rainbow Department Store Co., Ltd. Class A	1,700	3,060
Shanghai Yimin Commerce Group Co., Ltd. Class A	3,100	2,786
Wuhan Department Store Group Co., Ltd. Class A (a)	1,600	3,779

		29,922

OIL, GAS & CONSUMABLE FUELS — 2.2%
China Merchants Energy Shipping Co., Ltd. Class A	4,000	2,818
China Petroleum & Chemical Corp. Class A	4,700	3,339
China Shenhua Energy Co., Ltd. Class A	1,900	4,024
Guanghui Energy Co., Ltd. Class A	4,600	2,839
Jizhong Energy Resources Co., Ltd. Class A	4,100	3,283
Oriental Energy Co., Ltd. Class A	1,400	2,569
PetroChina Co., Ltd. Class A	4,500	4,897
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	6,800	7,349
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	7,000	8,587
Wintime Energy Co., Ltd. Class A (a)	6,200	3,677
Yang Quan Coal Industry Group Co., Ltd. Class A (a)	3,400	3,260

		46,642

PAPER & FOREST PRODUCTS — 0.6%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,950	2,944
Guangdong Weihua Corp. Class A (a)	3,000	6,033
Sichuan Guodong Construction Co., Ltd. Class A	5,200	3,097

		12,074

PHARMACEUTICALS — 5.0%
Beijing Tongrentang Co., Ltd. Class A	1,000	4,484
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	3,646
Dong-E-E-Jiao Co., Ltd. Class A	700	5,566
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	1,900	3,429
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	600	2,225
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	800	2,071
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	2,400	3,143
Harbin Pharmaceutical Group Co., Ltd. Class A	2,210	2,758
Huapont Life Sciences Co., Ltd. Class A	1,500	2,061
Humanwell Healthcare Group Co., Ltd. Class A	1,000	2,524
Jiangsu Hengrui Medicine Co., Ltd. Class A	1,200	7,245
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,100	4,131
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	1,934
Kangmei Pharmaceutical Co., Ltd. Class A	2,600	5,945
Renhe Pharmacy Co., Ltd. Class A (a)	1,800	2,211
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,100	3,149
Shenzhen Hepalink Pharmaceutical Co., Ltd. Class A	1,280	3,364
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	3,275
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	900	2,155
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,100	2,551
Tasly Pharmaceutical Group Co., Ltd. Class A	600	3,230
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	5,102
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	960	2,990
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	2,265
Yifan Xinfu Pharmaceutical Co., Ltd. Class A	900	2,084
Yunnan Baiyao Group Co., Ltd. Class A	600	5,807
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	600	4,065
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	1,800	7,993
Zhongzhu Holding Co., Ltd. Class A	1,000	2,619

		104,022

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.3%
Beijing Capital Development Co., Ltd. Class A (a)	1,600	2,678

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	3,200	$3,844
Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,500	2,820
China Fortune Land Development Co., Ltd. Class A	1,400	5,138
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	2,721	5,836
China Vanke Co., Ltd. Class A	5,600	17,482
Chongqing Dima Industry Co., Ltd. Class A	3,600	3,501
Gemdale Corp. Class A	2,700	4,210
Guangdong Shirongzhaoye Co., Ltd. Class A (a)	1,900	2,362
Hainan Haide Industry Co., Ltd. Class A (a)	1,000	4,764
Hubei Fuxing Science And Technology Co., Ltd. Class A	1,700	3,002
Jinke Properties Group Co., Ltd. Class A	4,100	2,357
Lushang Property Co., Ltd. Class A (a)	3,200	2,457
Myhome Real Estate Development Group Co., Ltd. Class A	3,600	1,934
Oceanwide Holdings Co., Ltd. Class A	2,600	3,957
Poly Real Estate Group Co., Ltd. Class A	1,700	2,208
RiseSun Real Estate Development Co., Ltd. Class A	2,600	2,630
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	1,440	4,931
Shanghai SMI Holding Co., Ltd. Class A (a)	1,800	3,945
Shanghai Wanye Enterprises Co., Ltd. Class A	2,200	4,295
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	3,538
Shenzhen World Union Properties Consultancy, Inc. Class A	2,100	2,462
Shenzhen Zhenye Group Co., Ltd. Class A	2,100	2,330
Thaihot Group Co., Ltd. Class A	800	2,341
Xinhu Zhongbao Co., Ltd. Class A	15,100	9,614
Zhejiang China Commodities City Group Co., Ltd. Class A	4,100	3,814
Zhongtian Urban Development Group Co., Ltd. Class A	3,000	2,813

		111,263

ROAD & RAIL — 0.5%
Daqin Railway Co., Ltd. Class A	7,400	7,173
Guangshen Railway Co., Ltd. Class A	4,300	2,531

		9,704

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
EGing Photovoltaic Technology Co., Ltd. Class A	3,600	4,178
Hangzhou Silan Microelectronics Co., Ltd. Class A	4,200	5,013
Sanan Optoelectronics Co., Ltd. Class A	1,400	4,208
Shanghai Belling Co., Ltd. Class A	1,300	3,399
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A (a)	1,800	2,225
Xi’an LONGi Silicon Materials Corp. Class A	1,800	3,536

		22,559

SOFTWARE — 1.6%
Beijing Shiji Information Technology Co., Ltd. Class A	600	2,382
China National Software & Service Co., Ltd. Class A	500	1,876
Glodon Co., Ltd. Class A	1,000	2,153
Hangzhou Liaison Interactive Information Technology Co., Ltd. Class A	1,000	2,939
Hundsun Technologies, Inc. Class A	400	4,020
Iflytek Co., Ltd. Class A	900	4,450
Inspur Software Co., Ltd. Class A	500	2,265
Neusoft Corp. Class A	1,200	3,309
Shanghai 2345 Network Holding Group Co., Ltd. Class A	1,200	2,220
Sinodata Co., Ltd. Class A	300	2,481
Wisesoft Co., Ltd. Class A	500	2,811
Yonyou Network Technology Co., Ltd. Class A	1,100	3,242

		34,148

SPECIALTY RETAIL — 0.7%
Jiangsu Hongtu High Technology Co., Ltd. Class A	1,500	3,021
Pang Da Automobile Trade Co., Ltd. Class A (a)	5,700	2,359
Shanghai Yuyuan Tourist Mart Co., Ltd. Class A	1,500	2,448
Suning Commerce Group Co., Ltd. Class A	4,300	7,029

		14,857

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
BOE Technology Group Co., Ltd. Class A	18,800	6,537
GRG Banking Equipment Co., Ltd. Class A	1,350	3,340
Guangzhou KingTeller Technology Co., Ltd. Class A	2,700	4,003
Inspur Electronic Information Industry Co., Ltd. Class A	800	2,824
Tsinghua Tongfang Co., Ltd. Class A	2,100	4,729

		21,433

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Anhui Huamao Textile Co. Class A	4,300	3,786
Bros Eastern Co., Ltd. Class A	3,000	2,867
Gansu Gangtai Holding Group Co., Ltd. Class A	1,300	3,182
Huafu Top Dyed Melange Yarn Co., Ltd. Class A	2,500	3,891
Huasi Holding Co., Ltd. Class A	1,000	2,326
Jiangsu Huaxicun Co., Ltd. Class A	2,000	2,553
Jiangsu Sunshine Co., Ltd. Class A (a)	3,300	2,265
Luthai Textile Co., Ltd. Class A	1,300	2,174
Yantai Tayho Advanced Materials Co., Ltd. Class A	1,200	2,478
Youngor Group Co., Ltd. Class A	1,900	3,944
Zhejiang Hangmin Co., Ltd. Class A	1,700	3,101
Zhejiang Ming Jewelry Co., Ltd. Class A	1,500	3,052
Zhejiang Weixing Industrial Development Co., Ltd. Class A	1,000	2,353

		37,972

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.8%
CMST Development Co., Ltd. Class A	2,700	$3,020
Shandong Hiking International Co., Ltd. Class A (a)	1,800	3,801
Shanghai Lansheng Corp. Class A	600	2,364
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	700	2,077
Sinochem International Corp. Class A	2,100	2,857
Tianjin Teda Co., Ltd. Class A	4,500	3,116

		17,235

TRANSPORTATION INFRASTRUCTURE — 1.7%
Dalian Port PDA Co., Ltd. Class A	3,100	2,758
Fujian Expressway Development Co., Ltd. Class A	9,700	4,628
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	2,927
Hubei Chutian Expressway Co., Ltd. Class A	6,400	4,749
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	2,619
Shanghai International Port Group Co., Ltd. Class A	3,700	2,840
Shenzhen Chiwan Wharf Holdings, Ltd. Class A	1,500	3,558
TangShan Port Group Co., Ltd. Class A	5,040	2,944
Xiandai Investment Co., Ltd. Class A	3,200	3,247
Yingkou Port Liability Co., Ltd. Class A	5,100	2,579
Zhangjiagang Freetrade Science and Technology Co., Ltd. Class A	3,600	2,910

		35,759

WATER UTILITIES — 0.6%
Beijing Capital Co., Ltd. Class A	4,600	2,694
Chengdu Xingrong Environment Co., Ltd. Class A	3,600	2,861

Guangdong Golden Dragon Development, Inc. Class A	900	2,812
Tus-Sound Environmental Resources Co., Ltd. Class A	700	3,219

		11,586

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
China United Network Communications, Ltd. Class A	11,100	6,366

TOTAL COMMON STOCKS — (Cost $2,460,206)		2,082,492

SHORT-TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (b) (c) (Cost $1,118)	1,118	1,118

TOTAL INVESTMENTS — 99.2% (Cost $2,461,324)		2,083,610
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		16,447

NET ASSETS — 100.0%		$2,100,057

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$24,575	$—	$—	$24,575
Air Freight & Logistics	14,474	—	—	14,474
Airlines	23,055	—	—	23,055
Auto Components	35,901	2,243	—	38,144
Automobiles	19,286	4,404	—	23,690
Banks	216,432	—	—	216,432
Beverages	79,248	—	—	79,248
Biotechnology	16,767	—	—	16,767
Building Products	5,831	—	—	5,831
Capital Markets	125,392	—	—	125,392

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Chemicals	$97,741	$3,385	$—	$101,126
Commercial Services & Supplies	24,223	—	—	24,223
Communications Equipment	13,741	10,812	—	24,553
Construction & Engineering	61,846	—	—	61,846
Construction Materials	11,165	2,745	—	13,910
Containers & Packaging	21,169	—	—	21,169
Distributors	—	1,697	—	1,697
Diversified Consumer Services	2,041	9,514	—	11,555
Diversified Financial Services	3,717	3,190	—	6,907
Diversified Telecommunication Services	6,687	—	—	6,687
Electric Utilities	3,540	—	—	3,540
Electrical Equipment	80,975	8,756	—	89,731
Electronic Equipment, Instruments & Components	69,066	15,371	—	84,437
Energy Equipment & Services	10,804	—	—	10,804
Food & Staples Retailing.	5,861	—	—	5,861
Food Products	65,824	—	—	65,824
Health Care Equipment & Supplies	1,910	—	—	1,910
Health Care Providers & Services	6,304	—	—	6,304
Hotels, Restaurants & Leisure	13,427	—	—	13,427
Household Durables	44,535	—	—	44,535
Independent Power Producers & Energy Traders	58,182	—	—	58,182
Industrial Conglomerates	3,093	—	—	3,093
Insurance	44,646	—	—	44,646
Internet Software & Services	10,184	—	—	10,184
IT Services	3,414	3,849	—	7,263
Leisure Equipment & Products	4,057	—	—	4,057
Life Sciences Tools & Services	2,546	—	—	2,546
Machinery	108,372	—	—	108,372
Media	40,287	—	—	40,287
Metals & Mining	96,258	24,408	—	120,666
Multiline Retail	29,922	—	—	29,922
Oil, Gas & Consumable Fuels	46,642	—	—	46,642
Paper & Forest Products	8,977	3,097	—	12,074
Pharmaceuticals	104,022	—	—	104,022
Real Estate Management & Development	89,836	21,427	—	111,263
Road & Rail.	9,704	—	—	9,704
Semiconductors & Semiconductor Equipment	20,334	2,225	—	22,559
Software	31,209	2,939	—	34,148
Specialty Retail	14,857	—	—	14,857
Technology Hardware, Storage & Peripherals	21,433	—	—	21,433

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Textiles, Apparel & Luxury Goods	$32,367	$5,605	$—	$37,972
Trading Companies & Distributors	17,235	—	—	17,235
Transportation Infrastructure	31,010	4,749	—	35,759
Water Utilities	11,586	—	—	11,586
Wireless Telecommunication Services	6,366	—	—	6,366
Short-Term Investment	1,118	—	—	1,118

TOTAL INVESTMENTS	$1,953,194	$130,416	$—	$2,083,610

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	22,957	21,839	1,118	$1,118	$5	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.5%
BRAZIL — 7.7%
Ambev SA ADR	237,632	$1,404,405
B2W Cia Digital (a)	3,618	10,615
Banco Bradesco SA Preference Shares ADR	184,215	1,438,719
Banco do Brasil SA	43,983	235,857
Banco Pan SA Preference Shares	18,836	9,113
Banco Santander Brasil SA	1,041	5,907
BB Seguridade Participacoes SA	29,171	255,949
BM&FBovespa SA	93,344	524,445
BR Malls Participacoes SA	44,688	179,240
Bradespar SA Preference Shares	24,298	67,120
Brasil Brokers Participacoes SA (a)	8,563	4,303
Braskem SA Preference Shares ADR (b)	9,400	111,390
BRF SA ADR	26,745	372,558
CCR SA	26,217	137,478
Centrais Eletricas Brasileiras SA ADR (a)	30,108	118,626
Cia Brasileira de Distribuicao ADR	11,896	173,087
Cia de Saneamento Basico do Estado de Sao Paulo	38,254	347,226
Cia Energetica de Minas Gerais ADR	67,166	148,437
Cia Energetica de Sao Paulo Class B, Preference Shares	2,702	10,036
Cia Hering	2,158	9,996
Cia Siderurgica Nacional SA ADR (a)	76,984	188,611
Cielo SA	45,192	477,628
Cosan Logistica SA	2,570	3,145
Cosan SA Industria e Comercio	9,608	99,896
CPFL Energia SA	7,063	45,393
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,065	86,929
Duratex SA	20,680	54,867
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	1,680	4,431
Embraer SA	41,342	225,824
Estacio Participacoes SA	11,644	61,641
Eternit SA	10,052	4,738
Fibria Celulose SA ADR	14,811	100,122
GAEC Educacao SA	1,385	6,221
Gafisa SA.	5,958	3,812
Gerdau SA ADR (b)	57,330	104,341
Hypermarcas SA	2,509	18,279
Itau Unibanco Holding SA Preference Shares ADR	166,334	1,570,193
Itausa — Investimentos Itau SA	22,649	50,689
Itausa — Investimentos Itau SA Preference Shares	245,384	581,339
JBS SA	19,099	59,614
Kepler Weber SA	1,057	6,335
Klabin SA	7,883	37,942
Kroton Educacional SA	57,684	244,870
Log-in Logistica Intermodal SA (a)	1,710	2,482
Lojas Americanas SA Preference Shares	46,496	233,369
Lojas Renner SA	66,590	492,397
Magnesita Refratarios SA (a)	2,556	11,728
Marcopolo SA Preference Shares (a)	19,663	14,730
Metalurgica Gerdau SA Preference Shares	76,372	47,677

Mills Estruturas e Servicos de Engenharia SA (a)	4,325	5,791
MMX Mineracao e Metalicos SA (a)	2,257	2,811
MRV Engenharia e Participacoes SA	4,768	16,088
Natura Cosmeticos SA	14,791	117,728
Oi SA ADR (a) (b)	137	421
PDG Realty SA Empreendimentos e Participacoes (a)	2,316	1,786
Petroleo Brasileiro SA ADR (a)	51,292	367,251
Petroleo Brasileiro SA Preference Shares ADR (a)	115,165	669,109
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	1,566	4,546
Prumo Logistica SA (a)	1,493	2,978
Qualicorp SA	4,175	24,252
Raia Drogasil SA	3,204	63,145
Restoque Comercio e Confeccoes de Roupas SA (a)	5,609	5,550
Rodobens Negocios Imobiliarios SA	4,763	10,407
Rossi Residencial SA (a)	6,191	5,681
Rumo Logistica Operadora Multimodal SA (a)	3,194	4,885
Suzano Papel e Celulose SA Class A, Preference Shares	4,234	14,973
T4F Entretenimento SA	7,704	15,871
Telefonica Brasil SA ADR	10,641	144,718
Telefonica Brasil SA Preference Shares	34,697	476,525
Tim Participacoes SA ADR	11,921	125,767
TOTVS SA	2,912	27,759
Tractebel Energia SA ADR	13,457	160,886
Ultrapar Participacoes SA	14,132	313,672
Usinas Siderurgicas de Minas Gerais SA ADR (b)	41,289	24,872
Vale SA ADR (b)	68,961	348,943
Vale SA Preference Shares ADR	100,188	401,754
WEG SA	62,455	267,852

		14,029,771

CHILE — 1.7%
AntarChile SA	17,213	157,294
Empresa Nacional de Electricidad SA ADR	8,857	245,605
Empresas COPEC SA	39,616	348,371
Empresas Iansa SA	386,435	12,409
Endesa Americas SA ADR	8,857	121,872
Enersis Americas SA ADR	34,029	291,969
Enersis Chile SA ADR	34,029	198,389
Enjoy SA	177,635	14,572
Latam Airlines Group SA ADR (a) (b)	26,329	173,771
Multiexport Foods SA	177,910	38,696
Parque Arauco SA	266,876	539,947
SACI Falabella	98,636	752,078
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,174	29,035
Tech Pack SA (a)	9,570	5,074
Vina Concha y Toro SA ADR	5,817	184,631

		3,113,713

CHINA — 28.0%
21Vianet Group, Inc. ADR (a)	679	6,933
3SBio, Inc. (a) (b) (c)	29,000	29,718

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

500.com, Ltd. Class A, ADR (a) (b)	388	$6,449
58.com, Inc. ADR (a)	485	22,257
AAC Technologies Holdings, Inc.	52,492	445,556
Agile Property Holdings, Ltd. (b)	220,999	116,511
Agricultural Bank of China, Ltd. Class H	1,162,000	423,883
Air China, Ltd. Class H	147,744	100,934
Alibaba Group Holding, Ltd. ADR (a) (b)	50,450	4,012,288
Aluminum Corp. of China, Ltd. Class H (a) (b)	330,000	103,365
Angang Steel Co., Ltd. Class H (a) (b)	68,640	30,525
Anhui Conch Cement Co., Ltd. Class H (b)	113,635	272,737
Anhui Expressway Co., Ltd. Class H	8,000	6,311
ANTA Sports Products, Ltd. (b)	32,000	63,934
Anton Oilfield Services Group (a) (b)	40,000	4,176
Aupu Group Holding Co., Ltd.	112,000	37,391
Autohome, Inc. ADR (a)	1,457	29,300
AVIC International Holding HK, Ltd. (a) (b)	154,000	9,925
AVIC International Holdings, Ltd. Class H	64,000	36,546
AviChina Industry & Technology Co., Ltd. Class H	105,000	72,680
BAIC Motor Corp., Ltd. Class H (c)	6,500	4,566
Baidu, Inc. ADR (a)	13,160	2,173,374
BAIOO Family Interactive, Ltd. (c)	138,000	7,738
Bank of China, Ltd. Class H	3,323,900	1,323,913
Bank of Communications Co., Ltd. Class H	945,864	596,198
Baoxin Auto Group, Ltd. (b)	3,158	2,265
BBMG Corp. Class H	33,000	9,826
Beijing Capital International Airport Co., Ltd. Class H	198,000	214,387
Beijing Capital Land, Ltd. Class H	28,000	10,178
Beijing Enterprises Holdings, Ltd.	24,500	138,323
Beijing Enterprises Water Group, Ltd. (b)	222,000	133,350
Beijing Jingneng Clean Energy Co., Ltd. Class H (b)	46,000	14,942
Belle International Holdings, Ltd.	241,000	141,035
Biostime International Holdings, Ltd. (a) (b)	5,000	16,693
Bitauto Holdings, Ltd. ADR (a)	873	23,536
BOE Technology Group Co., Ltd. Class B	35,500	8,420
Boer Power Holdings, Ltd. (b)	7,000	3,050
Boyaa Interactive International, Ltd. (a)	19,000	6,833
Brilliance China Automotive Holdings, Ltd. (b)	146,000	149,802
Byd Co., Ltd. Class H (a) (b)	26,000	155,673
BYD Electronic International Co., Ltd. (a)	24,500	13,769
C.banner International Holdings, Ltd. (a)	12,000	4,439
Cabbeen Fashion, Ltd.	43,000	14,688
CAR, Inc. (a) (b)	34,000	33,001
CGN Mining Co., Ltd. (a)	100,000	5,865
CGN Power Co., Ltd. Class H (c)	436,000	120,831
Changyou.com, Ltd. ADR (a)	291	5,832
Chanjet Information Technology Co., Ltd. Class H (a)	2,600	2,926

Chaowei Power Holdings, Ltd.	30,000	18,484
Cheetah Mobile, Inc. ADR (a) (b)	485	4,607
China Aerospace International Holdings, Ltd.	74,000	9,062
China Agri-Industries Holdings, Ltd. (a) (b)	58,000	19,064
China Aircraft Leasing Group Holdings, Ltd. (b)	6,500	6,091
China Aoyuan Property Group, Ltd.	41,000	8,931
China Automation Group, Ltd. (a)	46,000	6,997
China Biologic Products, Inc. (a) (b)	731	77,720
China Child Care Corp., Ltd. (a)	65,000	3,854
China Cinda Asset Management Co., Ltd. Class H	539,000	181,335
China CITIC Bank Corp., Ltd. Class H	504,000	305,988
China Coal Energy Co., Ltd. Class H (a) (b)	330,000	171,424
China Communications Construction Co., Ltd. Class H	234,241	250,607
China Communications Services Corp., Ltd. Class H	62,000	32,287
China Conch Venture Holdings, Ltd.	71,700	141,959
China Construction Bank Corp. Class H	4,433,280	2,925,824
China COSCO Holdings Co., Ltd. Class H (a) (b)	199,425	70,177
China Datang Corp. Renewable Power Co., Ltd. Class H (a)	87,000	8,523
China Distance Education Holdings, Ltd. ADR	582	6,018
China Dongxiang Group Co., Ltd.	37,000	6,534
China Eastern Airlines Corp., Ltd. Class H (a) (b)	54,000	26,868
China Electronics Corp. Holdings Co., Ltd. (b)	44,000	10,549
China Energine International Holdings, Ltd.	108,000	7,239
China Everbright International, Ltd.	118,000	130,808
China Everbright, Ltd.	24,000	46,095
China Fangda Group Co., Ltd. Class B	106,900	108,995
China Financial Services Holdings, Ltd.	92,000	8,064
China Foods, Ltd.	16,000	5,300
China Galaxy Securities Co., Ltd. Class H	133,900	119,610
China Hanking Holdings, Ltd. (a) (b)	46,000	4,566
China Harmony New Energy Auto Holding, Ltd.	7,000	3,736
China Hongqiao Group, Ltd. (b)	16,000	10,724
China Huarong Energy Co., Ltd. (a) (b)	38,400	2,524
China Huishan Dairy Holdings Co., Ltd. (b)	208,600	85,237
China Huiyuan Juice Group, Ltd. (a)	22,000	7,600
China International Marine Containers Group Co., Ltd. Class H	9,400	11,559
China Lesso Group Holdings, Ltd.	32,000	16,912
China Life Insurance Co., Ltd. Class H	348,260	746,084
China Lodging Group, Ltd. ADR	873	31,803
China Longyuan Power Group Corp., Ltd. Class H	106,000	87,719
China Machinery Engineering Corp. Class H .	14,000	9,077

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

China Medical System Holdings, Ltd.	73,000	$111,034
China Mengniu Dairy Co., Ltd.	186,620	324,266
China Merchants Bank Co., Ltd. Class H	232,923	520,612
China Merchants China Direct Investments, Ltd.	4,000	5,311
China Merchants Holdings International Co., Ltd.	77,682	206,272
China Minsheng Banking Corp., Ltd. Class H .	281,900	271,800
China Mobile, Ltd.	261,366	2,986,626
China Modern Dairy Holdings, Ltd. (b)	101,000	14,581
China Molybdenum Co., Ltd. Class H (b)	87,000	19,401
China National Accord Medicines Corp., Ltd. Class B	2,700	15,801
China National Building Material Co., Ltd. Class H (b)	66,000	28,755
China National Materials Co., Ltd.	41,000	8,826
China Oilfield Services, Ltd. Class H (b)	141,723	108,695
China Overseas Grand Oceans Group, Ltd. (a) (b)	28,000	8,193
China Overseas Land & Investment, Ltd.	267,200	843,831
China Pacific Insurance Group Co., Ltd. Class H	112,800	379,492
China Petroleum & Chemical Corp. Class H	1,299,200	937,815
China Power International Development, Ltd.	330,000	121,230
China Power New Energy Development Co., Ltd.	12,000	7,007
China Railway Construction Corp., Ltd. Class H	119,990	149,563
China Railway Group, Ltd. Class H	272,487	202,312
China Rare Earth Holdings, Ltd. (a)	79,200	5,513
China Resources Beer Holdings Co., Ltd.	66,469	144,797
China Resources Gas Group, Ltd.	24,000	72,700
China Resources Land, Ltd.	158,222	369,146
China Resources Power Holdings Co., Ltd.	138,432	206,275
China Sanjiang Fine Chemicals Co., Ltd. (a)	28,000	3,970
China Shenhua Energy Co., Ltd. Class H	224,056	411,841
China Shipping Container Lines Co., Ltd. Class H (a) (b)	390,117	80,458
China Shipping Development Co., Ltd. Class H	116,000	65,342
China Singyes Solar Technologies Holdings, Ltd. (b)	8,000	2,743
China South City Holdings, Ltd. (b)	76,000	14,695
China Southern Airlines Co., Ltd. Class H	66,000	37,177
China State Construction International Holdings, Ltd.	52,000	68,503
China Taiping Insurance Holdings Co., Ltd. (a)	52,035	96,854
China Telecom Corp., Ltd. Class H	861,615	384,275
China Travel International Investment Hong Kong, Ltd.	340,000	98,170
China Unicom Hong Kong, Ltd.	269,668	278,777
China Vanke Co., Ltd. Class H	52,800	103,450

China Yurun Food Group, Ltd. (a) (b)	12,000	1,810
China ZhengTong Auto Services Holdings, Ltd.	15,500	5,694
ChinaCache International Holdings, Ltd. ADR (a) (b)	873	5,657
Chinasoft International, Ltd. (a)	52,000	20,242
Chongqing Changan Automobile Co., Ltd. Class B	47,800	66,543
Chongqing Machinery & Electric Co., Ltd. Class H	48,000	5,012
CIFI Holdings Group Co., Ltd.	26,000	6,368
CIMC Enric Holdings, Ltd. (b)	10,000	4,537
CITIC Resources Holdings, Ltd. (a) (b)	72,000	6,682
CITIC Securities Co., Ltd. Class H	75,500	165,443
CITIC Telecom International Holdings, Ltd.	35,000	13,174
CITIC, Ltd.	298,000	433,290
CNinsure, Inc. ADR (a) (b)	1,845	13,118
CNOOC, Ltd.	852,603	1,057,243
Cogobuy Group (a) (b) (c)	19,000	30,418
Colour Life Services Group Co., Ltd. (a)	24,000	16,582
Comtec Solar Systems Group, Ltd. (a)	116,000	7,476
Coolpad Group, Ltd. (a)	181,600	33,708
COSCO Pacific, Ltd.	133,087	132,264
Cosmo Lady China Holdings Co., Ltd. (b) (c) .	26,000	13,305
Country Garden Holdings Co., Ltd.	255,466	107,350
Credit China Holdings, Ltd. (a) (b)	44,000	16,958
CRRC Corp., Ltd. Class H (b)	191,000	170,124
CSG Holding Co., Ltd. Class B	7,000	5,513
Ctrip.com International, Ltd. ADR (a) (b)	15,322	631,266
Dalian Wanda Commercial Properties Co., Ltd. Class H (c)	23,400	143,574
Daqo New Energy Corp. ADR (a) (b)	582	13,136
Datang International Power Generation Co., Ltd. Class H	396,000	110,256
Dazhong Transportation Group Co., Ltd. Class B	67,950	53,680
Dongfang Electric Corp., Ltd. Class H (b)	13,200	10,328
Dongfeng Motor Group Co., Ltd. Class H	260,000	270,793
E-Commerce China Dangdang, Inc. Class A, ADR (a)	2,523	15,264
E-House China Holdings, Ltd. ADR (a) (b)	1,751	11,329
Evergrande Real Estate Group, Ltd. (b)	187,000	114,495
Fantasia Holdings Group Co., Ltd. (a)	49,500	5,998
Far East Horizon, Ltd.	98,000	76,046
Fufeng Group, Ltd. (b)	26,000	7,172
Future Land Holdings Co., Ltd. Class A	59,871	83,449
Geely Automobile Holdings, Ltd. (b)	125,000	67,511
GF Securities Co., Ltd. Class H (b)	76,400	173,324
Goldpac Group, Ltd.	19,000	5,315
GOME Electrical Appliances Holding, Ltd. (b)	497,000	58,938
Goodbaby International Holdings, Ltd.	22,000	10,124
Great Wall Motor Co., Ltd. Class H	157,250	130,130
Greatview Aseptic Packaging Co., Ltd.	10,000	4,744
Greentown China Holdings, Ltd. (a) (b)	27,500	19,248

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Guangdong Electric Power Development Co., Ltd. Class B	92,740	$42,916
Guangdong Investment, Ltd.	266,000	403,906
Guangshen Railway Co., Ltd. Class H (b)	264,000	125,229
Guangzhou Automobile Group Co., Ltd. Class H	152,636	181,992
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	14,153
Guangzhou R&F Properties Co., Ltd. Class H .	118,800	149,611
Guodian Technology & Environment Group Corp., Ltd. Class H (a) (b)	28,000	1,498
Guotai Junan International Holdings, Ltd. (b) .	90,000	30,511
Haichang Ocean Park Holdings, Ltd. (a) (c)	41,000	8,773
Haitian International Holdings, Ltd	5,000	8,791
Haitong Securities Co., Ltd. Class H	118,800	199,686
Hangzhou Steam Turbine Co., Ltd. Class B	20,400	21,115
Harbin Electric Co., Ltd. Class H (b)	66,000	24,246
Hengan International Group Co., Ltd. (b)	35,000	291,894
HNA Infrastructure Co., Ltd	20,000	21,604
Honghua Group, Ltd. (a)	14,000	650
Honworld Group, Ltd. (c)	12,500	7,847
Hopson Development Holdings, Ltd	26,000	22,823
Huadian Fuxin Energy Corp., Ltd. Class H	38,000	8,327
Huadian Power International Corp., Ltd. Class H	175,308	83,384
Huaneng Power International, Inc. Class H	264,000	162,662
Huaneng Renewables Corp., Ltd. Class H	128,000	42,403
Huangshan Tourism Development Co., Ltd. Class B	44,832	63,617
Huatai Securities Co., Ltd. Class H (c)	32,400	68,826
Huayi Tencent Entertainment Co., Ltd. (b)	110,000	9,783
Industrial & Commercial Bank of China, Ltd. Class H	3,580,590	1,979,999
Inner Mongolia Yitai Coal Co., Ltd. Class B	24,236	18,201
Intime Retail Group Co., Ltd. (b)	70,500	58,341
JA Solar Holdings Co., Ltd. ADR (a)	1,068	7,316
JD.com, Inc. ADR (a)	39,209	832,407
Jiangnan Group, Ltd	44,000	7,033
Jiangsu Expressway Co., Ltd. Class H	176,000	244,559
Jiangxi Copper Co., Ltd. Class H	68,000	75,644
JinkoSolar Holding Co., Ltd. ADR (a) (b)	679	13,838
Jumei International Holding, Ltd. ADR (a)	388	1,602
Kama Co., Ltd. Class B (a)	5,900	7,635
Kingdee International Software Group Co., Ltd. (a) (b)	80,000	24,646
Kingsoft Corp., Ltd. (b)	30,000	57,773
Konka Group Co., Ltd. Class B	686,800	254,962
Kunlun Energy Co., Ltd. (b)	330,000	271,811
KWG Property Holding, Ltd	64,412	37,279
Lao Feng Xiang Co., Ltd. Class B	8,330	29,988

Lenovo Group, Ltd.	462,000	278,107
Li Ning Co., Ltd. (a) (b)	93,333	45,716
Lianhua Supermarket Holdings Co., Ltd. Class H (a) (b)	13,000	5,044
Lifetech Scientific Corp. (a)	64,000	11,797
Livzon Pharmaceutical Group, Inc. Class H	3,920	17,609
Luye Pharma Group, Ltd. (a) (b)	29,000	17,756
Maanshan Iron & Steel Co., Ltd. Class H (a) (b)	198,000	42,367
Metallurgical Corp. of China, Ltd. Class H	68,000	20,774
Minth Group, Ltd.	18,000	58,121
MOBI Development Co., Ltd.	93,000	10,669
Momo, Inc. ADR (a) (b)	776	7,845
NetEase, Inc. ADR	4,516	872,581
New China Life Insurance Co., Ltd. Class H	31,100	110,442
New Oriental Education & Technology Group, Inc. ADR (b)	5,402	226,236
Noah Holdings, Ltd. ADS (a) (b)	582	14,032
NQ Mobile, Inc. Class A, ADR (a) (b)	1,751	6,479
Ourgame International Holdings, Ltd.	20,000	8,946
Ozner Water International Holding, Ltd. (a) (b) (c)	41,000	6,923
Pacific Online, Ltd	19,000	4,580
Parkson Retail Group, Ltd. (b)	82,134	7,199
People’s Insurance Co. Group of China, Ltd. Class H	238,000	91,114
PetroChina Co., Ltd. Class H	1,004,970	685,270
PICC Property & Casualty Co., Ltd. Class H	337,506	527,275
Ping An Insurance Group Co. of China, Ltd. Class H	228,000	1,003,641
Poly Culture Group Corp., Ltd. Class H	2,700	6,244
Poly Property Group Co., Ltd. (a) (b)	45,000	11,485
PW Medtech Group, Ltd. (a)	23,000	6,315
Qihoo 360 Technology Co., Ltd. ADR (a)	3,684	269,116
Qinqin Foodstuffs Group Cayman Co., Ltd. (a)	7,000	9,925
Qunar Cayman Islands, Ltd. ADR (a) (b)	1,457	43,404
ReneSola, Ltd. ADR (a)	8,058	9,992
Renhe Commercial Holdings Co., Ltd. (a) (b)	719,000	18,536
Semiconductor Manufacturing International Corp. (a)	1,204,000	96,221
Shandong Airlines Co., Ltd. Class B	2,300	5,084
Shandong Chenming Paper Holdings, Ltd. Class B	12,800	9,735
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	8,000	12,086
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	92,000	52,297
Shanghai Baosight Software Co., Ltd. Class B .	3,700	6,838
Shanghai Electric Group Co., Ltd. Class H (a) (b)	282,077	118,169
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	11,000	26,798

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	$13,034
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	7,445
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	62,848	37,143
Shanghai Huayi Group Corp., Ltd. Class B	200	219
Shanghai Industrial Urban Development Group, Ltd.	26,000	5,228
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	9,131
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	36,082	62,783
Shanghai Jinjiang International Travel Co., Ltd. Class B	1,700	6,705
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	47,466	79,933
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	26,640	41,478
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	13,300	29,281
Shanghai Prime Machinery Co., Ltd. Class H	46,000	6,582
Shengjing Bank Co., Ltd. Class H (c)	26,300	27,087
Shenwan Hongyuan HK, Ltd.	10,000	5,066
Shenzhen Expressway Co., Ltd. Class H	104,482	94,948
Shenzhen International Holdings, Ltd. (b)	32,310	46,645
Shenzhen Investment, Ltd.	89,016	35,455
Shenzhou International Group Holdings, Ltd.	19,000	91,719
Shougang Concord International Enterprises Co., Ltd. (a)	170,000	4,755
Shunfeng International Clean Energy, Ltd. (a)	48,000	6,249
Silver Grant International Industries, Ltd. (a)	52,000	5,630
SINA Corp. (a)	3,794	196,795
Sino-Ocean Group Holding, Ltd.	251,980	108,809
Sinofert Holdings, Ltd.	40,000	4,898
SinoMedia Holding, Ltd. (b)	20,000	4,692
Sinopec Oilfield Service Corp. Class H (a)	58,000	11,065
Sinopec Shanghai Petrochemical Co., Ltd. Class H	262,600	119,826
Sinopharm Group Co., Ltd. Class H	42,400	201,945
Sinosoft Technology Group, Ltd.	28,000	15,772
Sinotrans, Ltd. Class H	299,300	132,329
Sinovac Biotech, Ltd. (a)	5,216	30,931
SITC International Holdings Co., Ltd.	24,000	12,560
SOHO China, Ltd.	22,500	10,789
SouFun Holdings, Ltd. ADR (a) (b)	8,058	40,532
SPT Energy Group, Inc. (a) (b)	20,000	1,341
Sunac China Holdings, Ltd.	66,000	40,836
Sunny Optical Technology Group Co., Ltd. (b).	29,000	101,489
Synertone Communication Corp. (a) (b)	54,400	1,192
TCL Multimedia Technology Holdings, Ltd. (a)	24,000	13,674

Tencent Holdings, Ltd.	261,267	5,930,577
Tian Ge Interactive Holdings, Ltd. (a) (b) (c)	26,000	16,589
Tiangong International Co., Ltd.	52,000	3,184
Tianneng Power International, Ltd. (b)	40,000	27,017
Tingyi Cayman Islands Holding Corp. (b)	178,000	167,722
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	16,525
TravelSky Technology, Ltd. Class H	129,841	249,374
Trigiant Group, Ltd. (b)	22,000	3,488
Trina Solar, Ltd. ADR (a)	3,495	27,051
Uni-President China Holdings, Ltd. (b)	27,000	22,692
Universal Health International Group Holding, Ltd.	24,000	1,377
V1 Group, Ltd	208,200	10,466
Vipshop Holdings, Ltd. ADR (a)	13,309	148,662
Want Want China Holdings, Ltd. (b)	365,000	258,767
Weiqiao Textile Co. Class H	83,000	62,801
West China Cement, Ltd. (a) (b)	84,000	11,586
Winsway Enterprises Holdings, Ltd. (a)	2,000	67
Wisdom Sports Group (a) (b)	30,000	9,087
Xiamen International Port Co., Ltd. Class H	26,000	5,094
Xinchen China Power Holdings, Ltd. (a)	36,000	4,362
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	4,200	5,728
Xinyi Solar Holdings, Ltd. (b)	126,000	49,536
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (c)	6,500	7,356
Yanzhou Coal Mining Co., Ltd. Class H (b)	198,000	127,866
Yestar International Holdings Co., Ltd. (b)	22,500	10,180
Yingde Gases Group Co., Ltd.	22,000	7,997
Yingli Green Energy Holding Co., Ltd. ADR (a) (b)	958	3,889
Yuexiu Property Co., Ltd.	462,000	56,574
Yuexiu Transport Infrastructure, Ltd. (b)	1,258	808
YY, Inc. ADR (a)	1,162	39,357
Zhaojin Mining Industry Co., Ltd. Class H (b) .	14,000	14,780
Zhejiang Expressway Co., Ltd. Class H	221,862	208,480
Zhuzhou CRRC Times Electric Co., Ltd.	30,500	167,480
Zijin Mining Group Co., Ltd. Class H	355,000	118,517
ZTE Corp. Class H	66,927	84,371

		51,221,614

COLOMBIA — 0.6%
Almacenes Exito SA	6,721	32,808
Avianca Holdings SA Preference Shares	100,521	77,404
Banco Davivienda SA Preference Shares	11,300	104,415
Banco de Bogota SA	3,628	72,959
Bancolombia SA	10,505	85,947
Bancolombia SA ADR	3,788	132,277
Bolsa de Valores de Colombia	6,855,256	42,418
Celsia SA ESP	6,678	8,838
Cementos Argos SA	7,473	30,622
Cementos Argos SA Preference Shares	8,924	33,745
Cemex Latam Holdings SA (a)	2,602	11,270

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Constructora Conconcreto SA	20,281	$7,843
Corp. Financiera Colombiana SA	3,428	44,968
Ecopetrol SA (a)	101,074	48,470
Empresa de Telecomunicaciones de Bogota	199,102	40,176
Grupo Argos SA.	2,749	17,483
Grupo Argos SA Preference Shares	11,435	70,049
Grupo Aval Acciones y Valores SA	273,059	108,886
Grupo de Inversiones Suramericana SA	4,115	54,178
Grupo de Inversiones Suramericana SA Preference Shares	4,110	53,095
Grupo Nutresa SA	3,796	32,753
Interbolsa SA (a) (i)	52,588	—
Interconexion Electrica SA ESP	15,315	47,066

		1,157,670

CZECH REPUBLIC — 0.3%
CEZ A/S	13,789	234,401
Komercni banka A/S	7,281	271,793
Unipetrol A/S	9,828	70,512

		576,706

EGYPT — 0.4%
Commercial International Bank Egypt SAE	131,063	587,868
Egypt Kuwait Holding Co. SAE	51,369	21,061
Egyptian Financial Group-Hermes Holding Co. (a)	62,677	75,312
Global Telecom Holding SAE (a)	48,163	17,302
Global Telecom Holding SAE GDR (a)	27,576	51,016
Orascom Telecom Media And Technology Holding SAE (a)	41,844	2,544

		755,103

GREECE — 0.2%
Alpha Bank AE (a)	3,288	5,917
Diana Shipping, Inc. (a)	2,351	5,713
DryShips, Inc. (a)	481	271
Ellaktor SA (a)	238	344
Eurobank Ergasias SA (a)	3,619	2,211
FF Group (a)	843	15,706
Fourlis Holdings SA (a)	116	464
Frigoglass SAIC (a)	203	33
GEK Terna Holding Real Estate Construction SA (a)	289	562
Grivalia Properties REIC AE	4,564	35,493
Hellenic Exchanges — Athens Stock Exchange SA	8,655	40,961
Hellenic Telecommunications Organization SA	7,225	64,775
Intralot SA-Integrated Lottery Systems &
Services (a)	19,451	19,448
JUMBO SA (a)	2,964	38,790
Marfin Investment Group Holdings SA (a)	3,150	416
Mytilineos Holdings SA (a)	73	306
National Bank of Greece SA (a)	2,750	586
OPAP SA	8,919	61,631
Piraeus Bank SA (a)	414	74
Public Power Corp. SA	3,046	8,291
Terna Energy SA	151	404

Titan Cement Co. SA	1,431	29,411

		331,807

HONG KONG — 1.3%
AGTech Holdings, Ltd. (a)	56,000	13,426
Alibaba Pictures Group, Ltd. (a) (b)	532,400	123,528
AMVIG Holdings, Ltd.	42,000	16,512
Asian Citrus Holdings, Ltd. (a) (b)	45,000	4,640
Beijing Enterprises Clean Energy Group, Ltd. (a)	678,000	16,780
BEP International Holdings, Ltd.	380,000	21,062
Bosideng International Holdings, Ltd. (b)	70,000	5,955
Carnival Group International Holdings, Ltd. (a) (b)	230,000	29,647
CGN Meiya Power Holdings Co., Ltd. (a) (c)	24,000	3,248
Chia Tai Enterprises International, Ltd. (a)	2,300	590
China All Access Holdings, Ltd.	28,000	8,698
China Animation Characters Co., Ltd. (a)	20,000	9,049
China Chengtong Development Group, Ltd. (a)	218,000	17,141
China Fiber Optic Network System Group, Ltd. (a)	72,800	6,193
China Financial International Investments, Ltd. (a) (b)	200,000	12,890
China Financial Leasing Group, Ltd. (a)	80,000	4,640
China Gas Holdings, Ltd	108,000	164,549
China High Speed Transmission Equipment Group Co., Ltd	38,000	30,418
China Jicheng Holdings, Ltd. (a) (c)	939,000	24,813
China National Culture Group, Ltd. (a)	230,000	1,393
China NT Pharma Group Co., Ltd	118,600	29,199
China Ocean Industry Group, Ltd. (a)	285,000	6,282
China Oil & Gas Group, Ltd. (a)	132,000	10,039
China Overseas Property Holdings, Ltd.	62,066	9,120
China Precious Metal Resources Holdings Co., Ltd. (a) (b)	172,000	5,432
China Public Procurement, Ltd. (a) (b)	372,000	5,275
China Soft Power Technology Holdings, Ltd. (a)	168,000	5,630
China Vanguard Group, Ltd. (a) (b)	70,000	2,707
Citychamp Watch & Jewellery Group, Ltd. (a) .	68,000	12,797
Comba Telecom Systems Holdings, Ltd.	53,198	7,749
Concord New Energy Group, Ltd.	120,000	6,651
CP Pokphand Co., Ltd.	224,000	23,388
Digital China Holdings, Ltd. (b)	43,000	32,425
Essex Bio-technology, Ltd.	44,000	22,970
Eternity Investment, Ltd. (a)	40,574	826
Feiyu Technology International Co., Ltd. (c)	19,500	4,097
First Shanghai Investments, Ltd.	40,000	6,342
Fullshare Holdings, Ltd.	264,500	117,284
GCL-Poly Energy Holdings, Ltd. (b)	358,000	46,608
Global Bio-Chem Technology Group Co., Ltd. (a)	158,000	4,073
Golden Meditech Holdings, Ltd.	44,000	6,125
Haier Electronics Group Co., Ltd.	27,000	41,207

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Hanergy Thin Film Power Group, Ltd. (a) (b) (i)	856,000	$—
Hang Fat Ginseng Holdings Co., Ltd. (b)	190,000	1,127
Hengdeli Holdings, Ltd. (a)	869,600	99,761
Hi Sun Technology China, Ltd. (a) (b)	90,000	12,645
Hua Han Health Industry Holdings, Ltd. (b)	235,600	20,955
Hua Hong Semiconductor, Ltd. (c)	7,000	6,515
Huabao International Holdings, Ltd. (a)	60,000	21,269
Imperial Pacific International Holdings, Ltd. (a) (b)	1,370,000	25,076
Joy City Property, Ltd.	152,000	20,572
Ju Teng International Holdings, Ltd.	44,500	17,724
Kingboard Chemical Holdings, Ltd.	63,340	125,570
Kingboard Laminates Holdings, Ltd.	36,500	22,348
Lee & Man Paper Manufacturing, Ltd.	31,000	22,976
Millennium Pacific Group Holdings, Ltd. (a) .	114,000	7,494
National Agricultural Holdings, Ltd. (a)	38,000	8,180
Neo Telemedia, Ltd. (a)	492,000	24,416
NetDragon Websoft Holdings, Ltd. (b)	12,000	37,278
NewOcean Energy Holdings, Ltd.	22,000	7,175
Newtree Group Holdings, Ltd. (a)	14,000	641
Nine Dragons Paper Holdings, Ltd.	99,000	75,163
Portico International Holdings, Ltd. (a)	15,000	4,447
Pou Sheng International Holdings, Ltd. (a)	78,000	22,521
Real Nutriceutical Group, Ltd.	61,000	5,819
Shimao Property Holdings, Ltd.	99,000	124,548
SIM Technology Group, Ltd. (a)	200,000	8,636
Sino Biopharmaceutical, Ltd.	192,000	124,982
Skyworth Digital Holdings, Ltd.	65,194	53,278
Solargiga Energy Holdings, Ltd. (a)	432,000	8,130
SSY Group, Ltd. (b)	23,740	7,650
Sun Art Retail Group, Ltd. (b)	54,500	38,146
Suncorp Technologies, Ltd. (a)	580,000	7,850
Tack Fiori International Group, Ltd. (a)	44,000	1,645
Tech Pro Technology Development, Ltd. (a) (b)	178,000	57,590
Tibet Water Resources, Ltd. (b)	22,000	7,685
United Laboratories International Holdings, Ltd. (a)	12,000	4,718
Universal Medical Financial & Technical Advisory Services Co., Ltd. (c)	36,600	26,089
Vision Values Holdings, Ltd. (a)	60,000	2,552
Wanda Hotel Development Co., Ltd. (a)	39,000	4,022
Wasion Group Holdings, Ltd. (b)	24,000	12,715
WH Group, Ltd. (c)	315,000	246,869
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	4,295
Xinyi Glass Holdings, Ltd. (a)	98,000	72,004
Yip’s Chemical Holdings, Ltd	10,000	3,223

		2,327,697

HUNGARY — 0.5%
MOL Hungarian Oil & Gas PLC	4,614	267,033
OTP Bank PLC	18,643	416,624
Richter Gedeon Nyrt	15,964	317,427

		1,001,084

INDIA — 11.7%
Adani Enterprises, Ltd.	844	1,085
Adani Ports & Special Economic Zone, Ltd.	38,455	117,852
Adani Power, Ltd. (a)	2,010	908
Adani Transmissions, Ltd. (a)	1,019	584
AIA Engineering, Ltd.	571	8,703
Alok Industries, Ltd. (a)	214,857	14,007
Amtek Auto, Ltd. (a)	7,007	3,717
Anant Raj, Ltd.	53,352	38,614
Apollo Hospitals Enterprise, Ltd.	4,761	92,793
Ashok Leyland, Ltd.	28,640	41,733
Aurobindo Pharma, Ltd.	15,538	170,931
Axis Bank, Ltd.	54,192	428,349
Bajaj Hindusthan Sugar, Ltd. (a)	81,456	25,585
Balrampur Chini Mills, Ltd. (a)	40,574	75,563
BF Investment, Ltd. (a)	9,560	16,012
Bharat Forge, Ltd.	1,056	11,895
Bharat Heavy Electricals, Ltd.	61,931	117,173
Bharti Airtel, Ltd.	101,143	549,659
Bharti Infratel, Ltd.	17,089	87,363
Biocon, Ltd.	1,953	21,447
Bosch, Ltd.	72	24,160
Britannia Industries, Ltd.	3,978	162,606
Cipla, Ltd.	42,277	313,813
Coal India, Ltd.	27,125	125,789
CORE Education & Technologies, Ltd. (a)	9,253	240
DCB Bank, Ltd. (a)	112,215	161,602
Dewan Housing Finance Corp., Ltd.	31,320	94,524
Dr Reddy’s Laboratories, Ltd. ADR	10,998	563,428
Educomp Solutions, Ltd. (a)	14,140	2,619
Eicher Motors, Ltd.	380	108,223
Era Infra Engineering, Ltd. (a)	2,941	63
Fortis Healthcare, Ltd. (a)	22,093	51,620
GAIL India, Ltd.	46,505	265,374
Gammon India, Ltd. (a)	34,769	8,654
Gateway Distriparks, Ltd.	13,219	60,596
Gitanjali Gems, Ltd. (a)	1,569	939
Glenmark Pharmaceuticals, Ltd.	3,590	42,501
Godrej Consumer Products, Ltd.	2,579	61,413
Godrej Industries, Ltd.	22,748	133,802
Grasim Industries, Ltd. GDR	34	2,344
GRUH Finance, Ltd.	37,165	157,701
GTL Infrastructure, Ltd. (a)	236,601	8,238
GTL, Ltd. (a)	2,008	369
Gujarat NRE Coke, Ltd. (a)	14,983	688
Gujarat Pipavav Port, Ltd. (a)	2,517	6,079
GVK Power & Infrastructure, Ltd. (a)	106,358	9,140
HCL Technologies, Ltd.	24,497	265,113
HDFC Bank, Ltd.	50,852	886,360
Hero MotoCorp, Ltd.	13,539	637,534
Hindalco Industries, Ltd.	43,091	78,431
Hindustan Construction Co., Ltd. (a)	13,227	4,017
Hindustan Unilever, Ltd.	58,163	774,315
Housing Development & Infrastructure, Ltd. (a)	11,176	17,096
Housing Development Finance Corp., Ltd.	88,492	1,643,582
ICICI Bank, Ltd. ADR	98,250	705,435
Idea Cellular, Ltd.	18,553	29,302

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

IDFC Bank, Ltd. (a)	18	$12
IDFC, Ltd	18	13
Indiabulls Housing Finance, Ltd	4,551	45,247
Indiabulls Real Estate, Ltd. (a)	16,056	22,171
Indian Hotels Co., Ltd. (a)	58,143	110,049
Infosys, Ltd. ADR (b)	108,969	1,945,097
IRB Infrastructure Developers, Ltd	3,478	10,996
ITC, Ltd	76,620	418,206
ITC, Ltd. GDR.	26,047	142,170
IVRCL, Ltd. (a)	13,559	924
Jain Irrigation Systems, Ltd	9,215	10,171
Jaiprakash Associates, Ltd. (a)	49,320	6,467
Jet Airways India, Ltd. (a)	12,024	99,005
Jindal Steel & Power, Ltd. (a)	4,556	4,580
Kotak Mahindra Bank, Ltd	23,466	265,394
Lanco Infratech, Ltd. (a)	27,640	1,986
Larsen & Toubro, Ltd. GDR	22,876	506,703
LIC Housing Finance, Ltd	13,377	98,105
Lupin, Ltd	8,132	185,508
Magma Fincorp, Ltd	6,612	10,673
Mahanagar Telephone Nigam, Ltd. (a)	43,468	14,362
Mahindra & Mahindra Financial Services, Ltd.	12,057	59,691
Mahindra & Mahindra, Ltd. GDR	25,769	546,303
Marico, Ltd.	5,773	22,546
Marksans Pharma, Ltd.	9,483	6,702
Maruti Suzuki India, Ltd.	9,627	597,232
Mindtree, Ltd.	2,525	24,872
Monnet Ispat & Energy, Ltd. (a)	4,862	1,750
MRF, Ltd.	120	58,809
NCC, Ltd.	15,196	16,717
NTPC, Ltd.	84,967	196,760
Oil & Natural Gas Corp., Ltd.	121,019	387,827
OnMobile Global, Ltd.	3,381	4,937
Opto Circuits India, Ltd. (a)	4,355	794
Page Industries, Ltd.	151	31,359
PS IT Infrastructure & Services, Ltd. (a)	105	130
PTC India, Ltd.	38,906	44,414
Punj Lloyd, Ltd. (a)	7,453	2,330
Rajesh Exports, Ltd.	6,334	40,573
RattanIndia Infrastructure, Ltd. (a)	43,824	2,435
REI Agro, Ltd. (a)	899,465	5,331
Reliance Capital, Ltd.	5,350	31,686
Reliance Communications, Ltd. (a)	65,834	49,696
Reliance Industries, Ltd. GDR (c)	44,444	1,276,432
Reliance Infrastructure, Ltd.	15,734	127,222
Rolta India, Ltd.	4,556	4,337
Ruchi Soya Industries, Ltd.	25,986	8,663
SE Investments, Ltd.	10,341	25,740
Sharda Cropchem, Ltd.	1,686	9,766
Shree Renuka Sugars, Ltd. (a)	58,781	14,892
Shriram Transport Finance Co., Ltd.	5,558	99,137
Siemens, Ltd.	14,343	278,317
Sintex Industries, Ltd.	36,148	43,354
SKS Microfinance, Ltd. (a)	2,448	26,886
State Bank of India GDR	6,165	195,430
Strides Shasun, Ltd.	1,597	26,710
Sun Pharma Advanced Research Co., Ltd. (a)	1,747	8,617

Sun Pharmaceutical Industries, Ltd.	50,604	572,130
Sun TV Network, Ltd.	4,761	25,673
Suzlon Energy, Ltd. (a)	272,385	70,220
Symphony, Ltd.	366	13,475
Tata Communications, Ltd.	10,698	76,152
Tata Consultancy Services, Ltd.	29,164	1,103,172
Tata Elxsi, Ltd.	913	22,955
Tata Motors, Ltd. ADR (a) (b)	18,572	643,891
Tata Power Co., Ltd.	154,368	167,759
Tata Steel, Ltd.	22,799	108,751
Tech Mahindra, Ltd.	20,513	153,707
UltraTech Cement, Ltd.	210	10,613
Unitech, Ltd. (a)	90,664	8,597
United Breweries, Ltd.	3,351	37,273
United Spirits, Ltd. (a)	2,996	110,978
UPL, Ltd.	6,206	50,580
Vedanta, Ltd.	22,071	43,148
Videocon Industries, Ltd.	17,245	26,764
VST Industries, Ltd.	1,245	31,361
Welspun India, Ltd.	10,744	17,335
Wipro, Ltd. ADR (b)	40,818	504,510
Wockhardt, Ltd. (a)	1,466	20,284
Zee Entertainment Enterprises, Ltd.	26,255	177,575

		21,404,822

INDONESIA — 3.0%
Alam Sutera Realty Tbk PT	423,500	15,385
Astra International Tbk PT	1,408,088	788,636
Bank Central Asia Tbk PT	929,187	937,099
Bank Danamon Indonesia Tbk PT	283,118	75,855
Bank Mandiri Persero Tbk PT	702,049	506,113
Bank Negara Indonesia Persero Tbk PT	114,100	44,906
Bank Rakyat Indonesia Persero Tbk PT	704,665	575,999
Barito Pacific Tbk PT (a)	560,200	20,521
Bekasi Fajar Industrial Estate Tbk PT	263,500	5,305
Bumi Resources Tbk PT (a)	1,115,100	5,739
Bumi Serpong Damai Tbk PT	224,300	35,820
Charoen Pokphand Indonesia Tbk PT	244,900	69,508
Ciputra Development Tbk PT	348,700	38,268
Citra Marga Nusaphala Persada Tbk PT (a)	79,713	10,347
Garuda Indonesia Persero Tbk PT (a)	750,900	26,939
Global Mediacom Tbk PT	36,400	2,714
Indocement Tunggal Prakarsa Tbk PT	29,900	38,188
Indofood Sukses Makmur Tbk PT	618,151	339,193
Indosat Tbk PT (a)	149,000	71,892
Japfa Comfeed Indonesia Tbk PT	64,500	5,443
Kalbe Farma Tbk PT	3,095,667	358,476
Kawasan Industri Jababeka Tbk PT	287,549	6,181
Lippo Cikarang Tbk PT (a)	10,800	6,335
Lippo Karawaci Tbk PT	725,300	62,855
Matahari Putra Prima Tbk PT	36,600	4,294
Mayora Indah Tbk PT	20,767	61,220
Medco Energi Internasional Tbk PT (a)	387,700	44,015
Media Nusantara Citra Tbk PT	47,800	7,959
Modernland Realty Tbk PT	453,900	15,116
Pakuwon Jati Tbk PT	319,800	14,886
Perusahaan Gas Negara Persero Tbk	850,200	150,575
Semen Indonesia Persero Tbk PT	48,000	33,968
Sigmagold Inti Perkasa Tbk PT (a)	728,000	22,260

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Summarecon Agung Tbk PT	247,000	$33,837
Telekomunikasi Indonesia Persero Tbk PT	2,151,700	648,156
Tiga Pilar Sejahtera Food Tbk (a)	348,700	41,963
Unilever Indonesia Tbk PT	35,600	121,451
United Tractors Tbk PT	149,815	167,815
XL Axiata Tbk PT (a)	46,125	12,812

		5,428,044

MALAYSIA — 3.0%
Aeon Co. M Bhd	458,190	296,633
AEON Credit Service M Bhd	6,300	20,221
AirAsia Bhd	71,200	45,918
Alliance Financial Group Bhd	273,200	273,098
Axiata Group Bhd	82,461	115,157
Berjaya Sports Toto Bhd	131,314	99,019
Bintulu Port Holdings Bhd	94	163
British American Tobacco Malaysia Bhd	2,700	35,295
Bursa Malaysia Bhd	55,993	118,889
Capitaland Malaysia Mall Trust REIT	89,000	34,218
Carlsberg Brewery Malaysia Bhd Class B	139,976	459,006
CIMB Group Holdings Bhd	54,641	59,229
Dialog Group Bhd	959,467	366,509
DiGi.Com Bhd	351,600	416,879
Felda Global Ventures Holdings Bhd	24,500	9,176
Genting Bhd	212,300	431,814
Genting Malaysia Bhd	33,500	36,978
Guan Chong Bhd (a)	55,600	12,343
Hap Seng Plantations Holdings Bhd	7,700	4,584
IHH Healthcare Bhd	48,100	78,745
IOI Corp. Bhd	336,360	362,099
IOI Properties Group Bhd	243,550	141,968
Iskandar Waterfront City Bhd (a)	22,700	5,293
KLCCP Stapled Group	35,400	65,681
KNM Group Bhd (a)	288,621	29,353
KPJ Healthcare Bhd	24,820	26,042
Lingkaran Trans Kota Holdings Bhd	22,900	32,321
Magnum Bhd	202,060	115,277
Malayan Banking Bhd	160,071	323,199
Malaysian Resources Corp. Bhd	374,500	98,467
MPHB Capital Bhd (a)	101,030	33,330
Naim Holdings Bhd (a)	87	39
OSK Holdings Bhd	392,206	154,684
Pavilion Real Estate Investment Trust	84,800	36,389
Pos Malaysia Bhd	66,400	46,282
Public Bank Bhd	49,300	237,237
SapuraKencana Petroleum Bhd	35,300	12,871
Sime Darby Bhd.	62,631	117,914
SP Setia Bhd Group	19,449	13,990
Sunway Real Estate Investment Trust	88,100	36,276
TA Enterprise Bhd	346,400	42,962
TA Global Bhd	252,256	14,391
Telekom Malaysia Bhd	44,527	74,773
Tenaga Nasional Bhd	47,800	167,178
UEM Edgenta Bhd	45,100	40,273
UEM Sunrise Bhd	279,888	71,508
UMW Holdings Bhd	19,900	28,284
Unisem M Bhd	19,600	11,668
United Plantations Bhd	4,400	29,053
VS Industry Bhd	88,800	25,991

WCT Holdings Bhd	503,495	187,335

		5,496,002

MALTA — 0.0% (h)
Tiso Blackstar Group SE	135	83

MEXICO — 4.6%
Alfa SAB de CV Class A	266,268	454,334
America Movil SAB de CV Series L	1,514,568	921,092
Axtel SAB de CV (a) (b)	107,693	36,600
Cemex SAB de CV (a)	753,216	461,338
Coca-Cola Femsa SAB de CV Series L	39,374	323,606
Consorcio ARA SAB de CV Series	107,004	37,989
Desarrolladora Homex SAB de CV Class C1 (a)	2,262	211
El Puerto de Liverpool SAB de CV Series C1 (b)	22,287	233,171
Fibra Uno Administracion SA de CV	91,651	193,046
Fomento Economico Mexicano SAB de CV	130,751	1,198,989
Grupo Aeroportuario del Sureste SAB de CV Class B.	28,943	455,655
Grupo Bimbo SAB de CV Series A	183,035	567,680
Grupo Elektra SAB de CV (b)	3,329	46,133
Grupo Financiero Banorte SAB de CV Series O	103,034	572,546
Grupo Financiero Inbursa SAB de CV Series O	82,593	138,780
Grupo Mexico SAB de CV Series B	203,857	476,128
Grupo Televisa SAB Series CPO	122,481	633,541
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	105,442	152,711
Industrias CH SAB de CV Series B (a) (b)	28,624	116,843
Industrias Penoles SAB de CV	9,927	234,341
Kimberly-Clark de Mexico SAB de CV Class A	163,064	381,205
Sare Holding SAB de CV Class B (a)	119,996	1,171
Telesites SAB de CV (a) (b)	76,413	46,844
TV Azteca SAB de CV	246,174	32,157
Urbi Desarrollos Urbanos SAB de CV (a) (b) (i)	44,913	—
Wal-Mart de Mexico SAB de CV	318,366	757,725

		8,473,836

MONACO — 0.0% (h)
GasLog, Ltd. (b)	1,101	14,291

NETHERLANDS — 0.4%
Steinhoff International Holdings NV	125,050	719,561
VimpelCom, Ltd. ADR	22,140	85,903

		805,464

PERU — 0.8%
Cia de Minas Buenaventura SAA ADR (a)	21,320	254,774
Credicorp, Ltd.	4,768	735,845
Southern Copper Corp.	16,845	454,478
Volcan Cia Minera SAA Class B (a)	303,799	55,429

		1,500,526

PHILIPPINES — 1.9%
Alliance Global Group, Inc.	133,400	41,964

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Ayala Land, Inc.	856,880	$706,668
Bank of the Philippine Islands	308,937	638,920
BDO Unibank, Inc.	218,784	520,831
Bloomberry Resorts Corp. (a)	52,200	7,367
Cebu Air, Inc.	92,910	193,235
Cebu Holdings, Inc.	471,500	51,111
D&L Industries, Inc.	141,200	29,982
DoubleDragon Properties Corp.	93,700	121,090
East West Banking Corp.	53,300	20,619
Filinvest Land, Inc.	3,942,000	166,737
First Philippine Holdings Corp.	26,010	37,511
Global Ferronickel Holdings, Inc. (a)	304,000	5,557
GMA Holdings, Inc.	228,400	30,827
GT Capital Holdings, Inc.	610	18,670
JG Summit Holdings, Inc.	30,990	56,648
Megawide Construction Corp. (a)	297,288	41,452
Megaworld Corp.	429,300	42,430
Nickel Asia Corp.	35,700	3,794
Philippine Long Distance Telephone Co.	6,560	299,782
Puregold Price Club, Inc.	20,800	18,635
San Miguel Corp.	9,000	14,988
SM Investments Corp.	7,080	145,520
SM Prime Holdings, Inc.	199,090	115,525
Top Frontier Investment Holdings, Inc. (a)	1,061	4,398
Universal Robina Corp.	14,890	65,830
Vista Land & Lifescapes, Inc.	67,900	7,707

		3,407,798

POLAND — 1.0%
Asseco Poland SA	5,536	72,964
Bank Pekao SA	10,095	349,255
Bank Zachodni WBK SA	1,495	99,161
Bioton SA (a)	72	147
Eurocash SA	520	6,052
Getin Holding SA (a)	19,813	4,251
Getin Noble Bank SA (a)	55,150	5,986
Globe Trade Centre SA (a)	17,155	28,798
Grupa Lotos SA (a)	10,728	82,518
KGHM Polska Miedz SA	10,811	180,122
LPP SA	28	35,617
mBank SA (a)	1,633	127,359
Orange Polska SA	66,202	84,730
Orbis SA	5,185	79,843
PGE Polska Grupa Energetyczna SA	37,670	112,401
Polimex-Mostostal SA (a)	974	1,025
Polski Koncern Naftowy Orlen SA	14,306	249,367
Powszechna Kasa Oszczednosci Bank Polski SA (a)	29,934	175,916
Powszechny Zaklad Ubezpieczen SA	19,252	138,752

		1,834,264

QATAR — 0.7%
Aamal Co. (a)	3,136	11,101
Industries Qatar QSC	2,860	76,973
Mannai Corp. QSC	1,875	43,769
Masraf Al Rayan QSC	20,358	190,089
Mazaya Qatar Real Estate Development QSC (a)	11,126	40,333
Medicare Group	1,521	38,847

National Leasing	16,363	78,415
Ooredoo QSC	5,221	126,750
Qatar Electricity & Water Co. QSC	498	28,447
Qatar Insurance Co. SAQ	4,334	87,720
Qatar National Bank SAQ	11,622	446,840
Qatari Investors Group QSC	5,267	66,610
Vodafone Qatar QSC	20,260	58,867

		1,294,761

RUSSIA — 3.9%
Evraz PLC (a)	12,476	22,882
Gazprom PJSC ADR	293,635	1,265,567
LSR Group PJSC GDR	7,536	21,139
Lukoil PJSC	23,943	1,000,099
Magnit PJSC	8,215	272,902
Mail.Ru Group, Ltd. GDR (a)	2,217	40,349
Mechel PJSC ADR (a) (b)	8,816	14,811
MMC Norilsk Nickel PJSC ADR	35,049	465,801
Mobile TeleSystems PJSC ADR	48,043	397,796
Novatek OJSC GDR	4,630	472,260
Novolipetsk Steel PJSC GDR	1,892	24,596
Novorossiysk Commercial Sea Port PJSC GDR (a)	3,174	15,235
Pharmstandard PJSC GDR (a)	254	942
Polymetal International PLC	6,875	96,225
Rosneft PJSC GDR	77,324	395,899
Rostelecom PJSC ADR	5,307	45,960
Sberbank of Russia PJSC ADR (d)	83,565	729,522
Sberbank of Russia PJSC ADR (d)	9,355	81,482
Severstal PJSC GDR	26,875	294,013
Sistema JSFC GDR	8,358	62,936
Surgutneftegas OJSC ADR	103,698	528,341
Tatneft PJSC ADR (b) (d)	12,997	404,697
Tatneft PJSC ADR (d)	2,350	72,216
TMK PAO GDR	1,907	5,206
TMK PJSC GDR	955	2,607
VTB Bank PJSC GDR	118,113	242,604
X5 Retail Group NV GDR (a)	2,318	46,128
Yandex NV Class A (a)	6,386	139,534

		7,161,749

SOUTH AFRICA — 6.8%
Adbee Rf, Ltd. (a)	989	2,010
Adcock Ingram Holdings, Ltd. (b)	5,610	16,966
Adcorp Holdings, Ltd.	32,398	41,346
African Bank Investments, Ltd. (a) (i)	183,473	—
African Rainbow Minerals, Ltd.	6,909	43,402
Allied Electronics Corp., Ltd. (a)	38,518	15,386
Anglo American Platinum, Ltd. (a)	1,889	47,373
AngloGold Ashanti, Ltd. (a)	16,633	303,914
ArcelorMittal South Africa, Ltd. (a)	9,971	5,712
Aspen Pharmacare Holdings, Ltd. (a)	16,565	409,776
Aveng, Ltd. (a)	37,281	8,935
Barclays Africa Group, Ltd.	22,410	220,473
Barloworld, Ltd.	15,946	79,648
Bidvest Group, Ltd.	23,380	221,412
Coronation Fund Managers, Ltd. (b)	33,686	153,858
Discovery, Ltd. (b)	22,968	192,119
FirstRand, Ltd.	176,824	541,399
Foschini Group, Ltd.	14,891	141,335

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Gold Fields, Ltd.	37,090	$180,499
Grindrod, Ltd. (b)	62,739	49,137
Group Five, Ltd.	17,828	24,712
Harmony Gold Mining Co., Ltd. (a)	15,019	53,810
Impala Platinum Holdings, Ltd. (a)	26,667	85,946
Imperial Holdings, Ltd.	12,313	125,678
Investec, Ltd.	13,590	83,656
Invicta Holdings, Ltd.	25,429	93,156
Kumba Iron Ore, Ltd. (a) (b)	2,645	20,047
Lewis Group, Ltd. (b)	16,114	48,425
Massmart Holdings, Ltd.	10,490	90,252
MMI Holdings, Ltd.	59,648	92,211
Mr. Price Group, Ltd. (b)	10,935	154,001
MTN Group, Ltd.	67,545	659,169
Murray & Roberts Holdings, Ltd.	44,659	36,288
Naspers, Ltd. Class N	19,405	2,968,044
Nedbank Group, Ltd.	18,127	230,719
Netcare, Ltd.	140,318	298,745
Northam Platinum, Ltd. (a)	18,765	55,097
PPC, Ltd. (b)	13,661	7,462
PSG Group, Ltd.	15,246	201,941
Rand Merchant Investment Holdings, Ltd.	74,012	208,214
Remgro, Ltd.	28,787	500,573
RMB Holdings, Ltd.	60,327	231,710
Sanlam, Ltd.	94,995	391,526
Sappi, Ltd. (a)	18,943	88,565
Sasol, Ltd.	22,296	604,664
Shoprite Holdings, Ltd.	31,803	361,180
Sibanye Gold, Ltd.	42,052	143,916
Standard Bank Group, Ltd.	61,121	533,374
Sun International, Ltd.	11,092	65,166
Telkom SA SOC, Ltd.	17,956	81,265
Tiger Brands, Ltd.	13,109	324,507
Trans Hex Group, Ltd. (a)	1,685	460
Truworths International, Ltd. (b)	26,474	155,102
Vodacom Group, Ltd. (b)	23,494	269,351
Wilson Bayly Holmes-Ovcon, Ltd.	15,443	132,676
Woolworths Holdings, Ltd.	54,700	313,820
Zambezi Platinum RF, Ltd. Series ZPLP, Preference Shares	4,818	14,475

		12,424,603

TAIWAN — 14.3%
Acer, Inc. (a)	182,701	85,520
Adlink Technology, Inc.	35,665	73,521
Advanced Ceramic X Corp.	4,000	22,195
Advanced Semiconductor Engineering, Inc.	402,184	456,928
Advanced Wireless Semiconductor Co.	13,000	25,187
Advancetek Enterprise Co., Ltd.	162,000	106,212
Advantech Co., Ltd.	5,000	37,896
AGV Products Corp. (a)	331,000	83,727
Airmate Cayman International Co., Ltd. (a)	11,000	8,133
APCB, Inc.	64,000	30,553
Asustek Computer, Inc.	36,340	299,088
AU Optronics Corp. ADR	68,394	238,695
Audix Corp.	45,600	48,768
Bank of Kaohsiung Co., Ltd.	102,588	28,367

Basso Industry Corp.	174,900	495,547
Biostar Microtech International Corp. (a)	129,000	31,231
C Sun Manufacturing, Ltd.	62,000	29,117
Carnival Industrial Corp. (a)	131,000	18,721
Catcher Technology Co., Ltd.	38,000	279,767
Cathay Financial Holding Co., Ltd.	334,541	362,966
Cathay No 1 REIT	88,000	45,911
Center Laboratories, Inc. (a)	40,124	82,962
Chailease Holding Co., Ltd.	35,608	57,509
Champion Building Materials Co., Ltd. (a)	91,000	18,280
Chang Hwa Commercial Bank, Ltd.	499,431	259,322
Chang Wah Electromaterials, Inc.	8,257	24,572
Charoen Pokphand Enterprise	306,060	352,464
Chen Full International Co., Ltd.	12,000	18,785
Cheng Loong Corp.	35,000	12,531
Cheng Shin Rubber Industry Co., Ltd.	23,850	49,979
China Airlines, Ltd. (a)	126,000	37,848
China Chemical & Pharmaceutical Co., Ltd.	100,000	56,883
China Development Financial Holding Corp.	793,945	191,232
China Steel Chemical Corp.	41,595	137,967
China Steel Corp.	512,451	332,007
Chipbond Technology Corp.	21,000	26,723
Chlitina Holding, Ltd.	2,000	10,385
Chong Hong Construction Co., Ltd.	7,717	15,190
Chung Hwa Pulp Corp.	127,794	37,674
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	39,000	38,082
Chunghwa Telecom Co., Ltd.	164,457	593,919
CMC Magnetics Corp. (a)	150,933	17,592
Coland Holdings, Ltd.	11,938	17,097
Compal Electronics, Inc.	331,774	208,265
Coxon Precise Industrial Co., Ltd.	10,000	12,617
CTBC Financial Holding Co., Ltd.	835,081	436,192
Da-Li Development Co., Ltd.	84,636	60,868
Delta Electronics, Inc.	131,167	634,305
Dimerco Express Corp.	176,000	92,749
E.Sun Financial Holding Co., Ltd.	98,000	57,720
Eclat Textile Co., Ltd.	8,681	83,557
Elan Microelectronics Corp.	2,000	2,216
Elite Advanced Laser Corp.	8,000	37,323
Elite Material Co., Ltd.	13,000	30,305
Elite Semiconductor Memory Technology, Inc.	104,750	95,304
Epistar Corp.	40,180	28,336
Etron Technology, Inc.	12,445	4,861
Eva Airways Corp. (a)	78,782	35,900
Excelsior Medical Co., Ltd.	27,344	43,653
Far Eastern New Century Corp.	360,850	268,465
Feng TAY Enterprise Co., Ltd.	14,060	57,968
Flytech Technology Co., Ltd.	8,854	27,996
Formosa Chemicals & Fibre Corp.	174,243	437,512
Formosa Plastics Corp.	271,714	655,301
Founding Construction & Development Co., Ltd.	265,407	142,334
Foxconn Technology Co., Ltd.	85,281	199,330
Fubon Financial Holding Co., Ltd.	419,903	490,076

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Fullerton Technology Co., Ltd.	32,000	$24,403
Fwusow Industry Co., Ltd.	127,627	60,136
Giant Manufacturing Co., Ltd.	27,302	169,268
Grape King Bio, Ltd.	28,664	186,153
Great Wall Enterprise Co., Ltd.	34,300	31,313
HannStar Display Corp. (a)	84,500	13,097
Hermes Microvision, Inc.	3,000	122,291
Himax Technologies, Inc. ADR (b)	3,311	27,349
Hiwin Technologies Corp.	9,178	42,250
Hocheng Corp.	189,000	44,761
Hon Hai Precision Industry Co., Ltd.	608,905	1,557,229
Hong TAI Electric Industrial	121,000	30,945
Hota Industrial Manufacturing Co., Ltd.	9,000	41,849
Hotai Motor Co., Ltd.	27,433	267,875
HTC Corp.	59,198	189,931
Hua Nan Financial Holdings Co., Ltd.	502,942	260,366
Hung Sheng Construction, Ltd.	69,000	35,292
Ibase Technology, Inc.	100,165	208,037
Innolux Corp.	255,820	85,646
Inotera Memories, Inc. (a)	85,000	66,137
Iron Force Industrial Co., Ltd.	6,000	40,547
Janfusun Fancyworld Corp. (a)	382,112	33,522
KEE TAI Properties Co., Ltd.	67,000	30,116
Kenda Rubber Industrial Co., Ltd.	4,673	7,402
Kerry TJ Logistics Co., Ltd.	58,000	76,053
Kindom Construction Corp.	41,000	22,687
Kung Long Batteries Industrial Co., Ltd.	9,000	40,593
Kuoyang Construction Co., Ltd.	42,225	15,118
Kwong Fong Industries Corp.	27,300	16,164
Land Mark Optoelectronics Corp.	2,000	28,116
Largan Precision Co., Ltd.	4,000	365,169
Leofoo Development Co., Ltd.	123,000	34,545
Li Cheng Enterprise Co., Ltd.	6,000	26,783
Lite-On Technology Corp.	174,321	238,307
Long Bon International Co., Ltd.	11,000	6,104
Long Chen Paper Co., Ltd.	801,401	396,241
Makalot Industrial Co., Ltd.	4,000	18,661
MediaTek, Inc.	58,329	441,188
Medigen Biotechnology Corp. (a)	5,248	13,340
Mega Financial Holding Co., Ltd.	382,333	288,003
Merida Industry Co., Ltd.	2,100	8,821
Merry Electronics Co., Ltd.	13,356	28,816
Mosel Vitelic, Inc. (a)	3,758	276
Namchow Chemical Industrial Co., Ltd.	57,000	119,092
Nan Ya Plastics Corp.	266,486	503,910
Nanya Technology Corp.	3,982	4,863
National Petroleum Co., Ltd.	300,003	342,234
Neo Solar Power Corp.	19,938	11,001
New Era Electronics Co., Ltd.	26,000	19,626
Newmax Technology Co., Ltd. (a)	24,185	17,243
Nexcom International Co., Ltd.	75,638	59,087
Novatek Microelectronics Corp.	33,225	123,078
OBI Pharma, Inc. (a)	3,000	47,429
Pacific Hospital Supply Co., Ltd.	23,000	82,349
Pan Jit International, Inc.	9,000	4,575
Parade Technologies, Ltd.	4,000	38,005
PChome Online, Inc.	3,000	32,921
Pegatron Corp.	59,686	125,444
Phytohealth Corp. (a)	9,000	10,113

Pihsiang Machinery Manufacturing Co., Ltd.	26,000	55,048
Portwell, Inc.	27,000	41,681
Pou Chen Corp.	222,462	296,878
Powertech Technology, Inc.	71,285	157,999
Precision Silicon Corp.	909	621
Promate Electronic Co., Ltd.	61,000	65,143
ProMOS Technologies, Inc. (a) (i)	130,950	—
Quanta Computer, Inc.	230,664	436,173
Radiant Opto-Electronics Corp.	14,000	21,786
Sampo Corp.	222,000	94,281
Sesoda Corp.	84,648	71,636
Shih Wei Navigation Co., Ltd.	117,321	36,550
Shin Kong Financial Holding Co., Ltd.	293,663	57,442
Silicon Motion Technology Corp. ADR (b)	916	43,785
Siliconware Precision Industries Co., Ltd.	120,473	182,806
Sinbon Electronics Co., Ltd.	76,592	171,661
Sinon Corp.	122,000	53,136
SinoPac Financial Holdings Co., Ltd.	749,784	221,037
Sinphar Pharmaceutical Co., Ltd.	79,120	66,099
Solar Applied Materials Technology Co.	147,250	39,940
Solartech Energy Corp.	10,041	5,914
Stark Technology, Inc.	57,000	44,350
Supreme Electronics Co., Ltd.	152,347	74,617
Ta Ya Electric Wire & Cable (a)	387,000	50,746
Tainan Enterprises Co., Ltd.	42,000	48,303
Taishin Financial Holding Co., Ltd.	670,836	257,862
Taisun Enterprise Co., Ltd. (a)	157,000	64,243
Taiwan Acceptance Corp.	9,000	20,618
Taiwan Cement Corp.	294,533	292,625
Taiwan Chinsan Electronic Industrial Co., Ltd.	30,000	42,035
Taiwan Cogeneration Corp.	44,000	33,894
Taiwan Fire & Marine Insurance Co., Ltd.	25,000	14,725
Taiwan FU Hsing Industrial Co., Ltd.	35,000	55,767
Taiwan Land Development Corp.	199,345	65,503
Taiwan Mobile Co., Ltd.	4,000	13,950
Taiwan Paiho, Ltd.	45,433	121,121
Taiwan Pulp & Paper Corp. (a)	308,000	102,638
Taiwan Sakura Corp.	100,000	85,713
Taiwan Semiconductor Manufacturing Co., Ltd.	693,500	3,493,405
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,002	655,802
Taiwan TEA Corp.	104,913	48,458
Taiwan Union Technology Corp.	129,000	139,561
Taiyen Biotech Co., Ltd.	51,500	50,368
Tatung Co., Ltd. (a)	170,885	27,069
TPK Holding Co., Ltd.	8,000	15,450
Transasia Airways Corp.	257,784	51,303
Tripod Technology Corp.	71,320	138,179
TrueLight Corp.	13,000	28,814
Tung Thih Electronic Co., Ltd.	5,000	79,668
Uni-President Enterprises Corp.	122,993	242,105
United Microelectronics Corp. ADR (b)	250,265	498,027
Unity Opto Technology Co., Ltd.	12,759	6,289
Ve Wong Corp.	59,000	39,688
Visual Photonics Epitaxy Co., Ltd.	118,869	180,188

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Wei Chuan Foods Corp. (a)	32,000	$20,931
Wei Mon Industry Co., Ltd. (a) (i)	240,450	—
Weikeng Industrial Co., Ltd.	65,000	38,385
Winbond Electronics Corp. (a)	42,000	11,614
Wistron Corp.	158,141	109,810
Zeng Hsing Industrial Co., Ltd.	25,350	117,481
Zenitron Corp.	139,000	79,714

		26,102,711

THAILAND — 3.2%
Advanced Info Service PCL	105,015	472,179
Airports of Thailand PCL	17,000	188,674
Bangkok Dusit Medical Services PCL	48,000	32,647
Bangkok Expressway & Metro PCL	3,127,708	614,149
Bangkok Land PCL	678,400	31,468
Bank of Ayudhya PCL	22,400	24,223
Banpu PCL	205,320	85,891
BEC World PCL	26,200	16,999
Big C Supercenter PCL	300	1,835
BTS Group Holdings PCL	31,500	8,606
Bumrungrad Hospital PCL	7,700	39,990
Central Pattana PCL	50,300	85,527
Central Plaza Hotel PCL	37,200	39,434
CH Karnchang PCL	6,448	5,321
Charoen Pokphand Foods PCL	18,900	15,463
CP ALL PCL.	175,700	251,250
Electricity Generating PCL	78,474	418,721
IRPC PCL	881,358	119,387
Jasmine International PCL	266,541	42,856
Kasikornbank PCL	56,400	276,864
Krung Thai Bank PCL	43,500	20,178
Land & Houses PCL	70,900	18,260
Minor International PCL	8,428	9,594
Pruksa Real Estate PCL	25,700	18,467
PTT Exploration & Production PCL	111,230	262,723
PTT Global Chemical PCL	21,600	36,420
PTT PCL	55,936	498,235
Quality Houses PCL	237,783	17,999
Sansiri PCL	247,133	13,011
Siam Cement PCL	37,923	513,698
Siam Commercial Bank PCL	112,902	446,596
Siam Future Development PCL	173,213	29,329
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	85,266	40,765
Thai Airways International PCL (a)	60,900	41,767
Thai Beverage PCL (b)	389,300	263,216
Thai Oil PCL.	108,595	185,421
Thaicom PCL	38,800	23,739
TICON Industrial Connection PCL	112,980	42,761
Tisco Financial Group PCL	134,318	189,207
Tisco Financial Group PCL NVDR	5,200	7,325
TMB Bank PCL	4,409,117	271,021
Total Access Communication PCL	7,200	6,608
True Corp. PCL	490,810	100,564
TTCL PCL	7,000	4,363
U City PCL (a)	8,066,700	6,887

		5,839,638

TURKEY — 1.6%
Akbank TAS	99,804	285,635

Anadolu Efes Biracilik Ve Malt Sanayii A/S	21,452	145,095
Aselsan Elektronik Sanayi Ve Ticaret A/S	5,926	19,412
BIM Birlesik Magazalar A/S	3,909	76,191
Coca-Cola Icecek A/S	448	5,471
Dogan Sirketler Grubu Holding A/S (a)	143,715	22,989
Eregli Demir ve Celik Fabrikalari TAS	147,580	208,361
Haci Omer Sabanci Holding A/S	53,240	174,403
KOC Holding A/S	79,903	364,553
Migros Ticaret A/S (a)	835	4,806
Tupras Turkiye Petrol Rafinerileri A/S	10,909	241,841
Turk Hava Yollari AO (a)	26,209	52,133
Turkcell Iletisim Hizmetleri A/S (a)	45,880	168,641
Turkiye Garanti Bankasi A/S	198,015	521,953
Turkiye Halk Bankasi A/S	10,207	30,312
Turkiye Is Bankasi	124,669	197,691
Turkiye Vakiflar Bankasi TAO Class D	17,425	27,328
Ulker Biskuvi Sanayi A/S	27,552	201,204
Yapi ve Kredi Bankasi A/S (a)	80,201	111,001

		2,859,020

UNITED ARAB EMIRATES — 0.9%
Abu Dhabi Commercial Bank PJSC	90,006	148,250
Agthia Group PJSC	6,356	13,411
Air Arabia PJSC	207,932	74,158
Ajman Bank PJSC (a)	87,796	39,678
Al Waha Capital PJSC	40,626	21,789
Aldar Properties PJSC	174,442	127,753
Arabtec Holding PJSC (a)	110,852	41,044
Bank of Sharjah (a)	37,101	14,545
DAMAC Properties Dubai Co. PJSC	144,570	89,739
Depa, Ltd. (a)	25,085	8,203
Deyaar Development PJSC (a)	137,090	22,020
DP World, Ltd.	7,123	118,171
Dubai Financial Market PJSC	82,631	28,345
Dubai Investments PJSC	66,910	37,161
Emaar Malls Group PJSC	44,088	33,848
Emaar Properties PJSC	150,630	254,255
Eshraq Properties Co. PJSC (a)	105,813	22,182
First Gulf Bank PJSC	28,600	98,108
Gulf General Investment Co. (a)	83,606	12,655
Gulf Pharmaceutical Industries PSC	15,637	9,366
Invest bank PSC	12,179	7,295
National Bank of Abu Dhabi PJSC	56,225	147,868
National Central Cooling Co. PJSC	156,781	59,757
Orascom Construction, Ltd. (a)	714	3,563
RAK Properties PJSC	160,003	26,136
Ras Al Khaimah Ceramics	14,762	12,861
SHUAA Capital PSC (a)	216,070	38,060
Union National Bank PJSC	33,004	36,840
Union Properties PJSC	61,958	12,077

		1,559,138

TOTAL COMMON STOCKS — (Cost $221,141,455)		180,121,915

WARRANTS — 0.0% (h)
MALAYSIA — 0.0% (h)
KNM Group Bhd (expiring 11/15/17) (a)	66,712	1,158

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

VS Industry Bhd (expiring 1/6/19) (a)	19,500	$1,016

		2,174

SOUTH AFRICA — 0.0% (h)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a)	335	57

THAILAND — 0.0% (h)
Banpu PCL (expiring 6/5/17) (a)	57,940	15,169
Sansiri PCL (expiring 11/24/17) (a)	75,433	494

		15,663

TOTAL WARRANTS (Cost $—)		17,894

RIGHTS — 0.0% (h)
BRAZIL — 0.0% (h)
Cosan Logistica SA (expiring 7/26/16) (a)	10	3

HONG KONG — 0.0% (h)
China Singyes Solar Technologies Holdings, Ltd. (expiring 7/11/16) (a) (b)	1,600	30

TOTAL RIGHTS — (Cost $—)		33

SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (e) (f)		267,068

State Street Navigator Securities Lending Prime Portfolio (f) (g)		6,150,144

TOTAL SHORT-TERM INVESTMENTS (Cost $6,417,212)		6,417,212

TOTAL INVESTMENTS — 102.0% (h) (Cost $227,558,667)		186,557,054
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(3,656,453)

NET ASSETS — 100.0%		$182,900,601

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2016.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges. Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
(h)	Amount represents less than 0.05%.
(i)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.

ADR	= American Depositary Receipt
ADS	= American Depositary Shares
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

At June 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
MSCI Taiwan Index Futures	07/28/2016	13	412,750	14,231

BRL — Brazilian Real

HKD — Hong Kong Dollar

MYR — Malaysian Ringgit

THB — Thai Baht

USD — U.S. Dollar

ZAR — South African Rand

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$14,029,771	$—	$—		$14,029,771
Chile	3,113,713	—	—		3,113,713
China	51,209,424	12,190	—		51,221,614
Colombia	1,157,670	—	0	(a)	1,157,670
Czech Republic	576,706	—	—		576,706
Egypt	755,103	—	—		755,103
Greece	331,807	—	—		331,807
Hong Kong	2,327,697	—	0	(a)	2,327,697
Hungary	1,001,084	—	—		1,001,084
India	21,404,822	—	—		21,404,822
Indonesia	5,428,044	—	—		5,428,044
Malaysia	5,496,002	—	—		5,496,002
Malta	83	—	—		83
Mexico	8,473,836	—	0	(a)	8,473,836
Monaco	14,291	—	—		14,291
Netherlands	805,464	—	—		805,464
Peru	1,500,526	—	—		1,500,526
Philippines	3,407,798	—	—		3,407,798
Poland	1,834,264	—	—		1,834,264
Qatar	1,294,761	—	—		1,294,761
Russia	7,161,749	—	—		7,161,749
South Africa	12,424,603	—	0	(a)	12,424,603
Taiwan	26,062,771	39,940	0	(a)	26,102,711
Thailand	5,839,638	—	—		5,839,638
Turkey	2,859,020	—	—		2,859,020
United Arab Emirates	1,551,843	7,295	—		1,559,138
Warrants
Malaysia	2,174	—	—		2,174
South Africa	57	—	—		57
Thailand	15,663	—	—		15,663
Rights
Brazil	3	—	—		3
Hong Kong	30	—	—		30

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Term Investments	$6,417,212	$—	$—	$6,417,212

TOTAL INVESTMENTS	$186,497,629	$59,425	$0	$186,557,054

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	14,231	—	—	14,231

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$186,511,860	$59,425	$0	$186,571,285

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2016.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	258,144	$258,144	18,719,090	—	267,068	$267,068	$945	$—
State Street Navigator Securities Lending Prime Portfolio	12,858,812	12,858,812	27,238,817	33,947,485	6,150,144	6,150,144	90,186	—

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
BRAZIL — 15.6%
Banco Bradesco SA Preference Shares	332,840	$2,615,969
BB Seguridade Participacoes SA	279,000	2,447,972
BR Malls Participacoes SA	615,160	2,467,360
BTG Pactual Group	498,100	2,866,942
CCR SA	2,038,580	10,690,018
CETIP SA — Mercados Organizados	90,749	1,240,390
Cia Energetica de Minas Gerais ADR (a)	1,978,161	4,371,736
Grendene SA	106,200	545,627
Itausa – Investimentos Itau SA Preference Shares	1,172,820	2,778,526
Multiplus SA	115,992	1,308,813
Porto Seguro SA	234,600	1,958,814
Smiles SA	422,826	6,333,646
Transmissora Alianca de Energia Eletrica SA	353,155	2,116,450

		41,742,263

CHILE — 1.5%
Aguas Andinas SA Class A	1,449,407	831,160
Banco de Chile ADR	17,014	1,091,278
Banco Santander Chile	23,178,676	1,117,508
Itau CorpBanca	104,575,832	887,386

		3,927,332

CHINA — 9.5%
Agile Property Holdings, Ltd. (a)	2,722,000	1,435,041
Agricultural Bank of China, Ltd. Class H	4,670,000	1,703,556
Bank of China, Ltd. Class H	4,042,536	1,610,146
China Construction Bank Corp. Class H	2,766,000	1,825,472
China South City Holdings, Ltd. (a)	9,772,000	1,889,417
CIFI Holdings Group Co., Ltd.	3,290,506	805,878
Country Garden Holdings Co., Ltd.	3,942,000	1,656,484
Evergrande Real Estate Group, Ltd. (a)	2,737,000	1,675,797
Huaneng Power International, Inc. Class H.	9,590,000	5,908,803
Industrial & Commercial Bank of China, Ltd. Class H	3,119,000	1,724,748
Jiangsu Expressway Co., Ltd. Class H	1,446,000	2,009,278
KWG Property Holding, Ltd.	2,158,000	1,248,967
Shenzhen Investment, Ltd.	2,606,829	1,038,303
SOHO China, Ltd. (a)	1,838,500	881,576

		25,413,466

CZECH REPUBLIC — 0.5%
Komercni banka A/S	37,536	1,401,186

HONG KONG — 1.3%
Seaspan Corp. (a)	86,613	1,209,118
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (b)	364,000	127,621
Xinyi Glass Holdings, Ltd.	2,912,000	2,139,534

		3,476,273

INDIA — 0.6%
Indiabulls Housing Finance, Ltd.	56,462	561,357
NMDC, Ltd.	686,110	954,018

		1,515,375

INDONESIA — 0.5%
Indocement Tunggal Prakarsa Tbk PT	742,400	948,193
Media Nusantara Citra Tbk PT	3,338,700	555,924

		1,504,117

MALAYSIA — 1.6%
British American Tobacco Malaysia Bhd	88,100	1,151,648
Malayan Banking Bhd	798,695	1,612,645
Sunway Real Estate Investment Trust	1,265,300	520,996
YTL Corp. Bhd	2,534,000	1,049,679

		4,334,968

MEXICO — 0.4%
Concentradora Fibra Danhos SA de CV REIT	239,765	432,244
Macquarie Mexico Real Estate Management SA de CV REIT	613,943	798,658

		1,230,902

POLAND — 1.3%
Bank Handlowy w Warszawie SA	21,701	392,785
Energa SA	548,280	1,314,870
Powszechny Zaklad Ubezpieczen SA	259,516	1,870,368

		3,578,023

RUSSIA — 6.4%
E.ON Russia JSC (b)	10,727,915	461,847
Mobile TeleSystems PJSC ADR	958,225	7,934,103
Moscow Exchange MICEX-RTS PJSC (b) .	851,161	1,497,985
Novolipetsk Steel PJSC GDR	156,365	2,032,745
Surgutneftegas OAO Preference Share (b)	8,752,070	5,261,316

		17,187,996

SOUTH AFRICA — 15.8%
Barclays Africa Group, Ltd.	205,383	2,020,593
Coronation Fund Managers, Ltd. (a)	759,667	3,469,725
Foschini Group, Ltd. (a)	463,938	4,403,372
Growthpoint Properties, Ltd. REIT	957,515	1,679,002
Hyprop Investments, Ltd.	225,129	1,996,723
Liberty Holdings, Ltd.	203,324	1,679,905
MMI Holdings, Ltd.	1,306,772	2,020,165
MTN Group, Ltd.	1,065,281	10,396,037
Nedbank Group, Ltd.	132,219	1,682,869
Redefine Properties, Ltd. REIT	3,368,947	2,604,061
Standard Bank Group, Ltd.	217,116	1,894,669
Vodacom Group, Ltd. (a)	742,861	8,516,652

		42,363,773

SOUTH KOREA — 2.7%
SK Telecom Co., Ltd.	38,303	7,166,121

TAIWAN — 27.6%
Asustek Computer, Inc.	465,000	3,827,072
Cheng Shin Rubber Industry Co., Ltd.	1,752,000	3,671,385
China Development Financial Holding Corp.	7,774,000	1,872,469

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Far Eastern New Century Corp. (b)	2,371,615	$1,764,430
Far EasTone Telecommunications Co., Ltd. (b)	1,597,000	3,856,484
Fubon Financial Holding Co., Ltd.	1,412,000	1,647,968
Highwealth Construction Corp.	1,910,000	3,138,039
Innolux Corp.	15,067,000	5,044,285
Inventec Corp.	3,583,000	2,537,944
MediaTek, Inc.	823,000	6,224,992
Mega Financial Holding Co., Ltd.	2,525,019	1,902,042
Micro-Star International Co., Ltd.	1,748,000	3,202,418
Novatek Microelectronics Corp.	1,267,000	4,693,465
Pegatron Corp.	1,663,000	3,495,192
Realtek Semiconductor Corp.	2,035,000	6,302,009
Ruentex Development Co., Ltd.	1,575,217	1,828,695
Ruentex Industries, Ltd.	935,000	1,402,833
Siliconware Precision Industries Co., Ltd.	2,161,000	3,279,114
Taiwan Cement Corp.	3,099,000	3,078,922
Taiwan Mobile Co., Ltd.	1,132,200	3,948,433
Transcend Information, Inc.	235,000	710,995
Vanguard International Semiconductor Corp.	1,636,000	2,677,727
Wan Hai Lines, Ltd.	3,065,000	1,691,218
WPG Holdings, Ltd.	1,350,000	1,567,237
Yulon Nissan Motor Co., Ltd.	94,973	587,344

		73,952,712

THAILAND — 5.5%
Advanced Info Service PCL	30	135
Advanced Info Service PCL NVDR (a)	1,705,445	7,668,193
BEC World PCL	587,300	381,060
BTS Group Holdings PCL NVDR	9,759,101	2,666,118
Krung Thai Bank PCL NVDR (a)	2,663,100	1,235,303
Land & Houses PCL NVDR (a)	4,835,214	1,245,267

Pruksa Real Estate PCL NVDR	1,482,800	1,065,472
TTW PCL NVDR	1,291,932	411,771

		14,673,319

TURKEY — 7.9%
Eregli Demir ve Celik Fabrikalari TAS	6,964,707	9,833,154
Tofas Turk Otomobil Fabrikasi A/S	435,705	3,581,822
Turkcell Iletisim Hizmetleri A/S (b)	2,144,897	7,883,978

		21,298,954

TOTAL COMMON STOCKS — (Cost $272,956,815)		264,766,780

SHORT-TERM INVESTMENT — 7.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d) (Cost $20,339,944)		20,339,944

TOTAL INVESTMENTS — 106.3% (Cost $293,296,759)		285,106,724
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(16,987,336)

NET ASSETS — 100.0%		$268,119,388

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$41,742,263	$—	$—	$41,742,263
Chile	3,927,332	—	—	3,927,332
China	25,413,466	—	—	25,413,466
Czech Republic	1,401,186	—	—	1,401,186
Hong Kong	3,476,273	—	—	3,476,273
India	1,515,375	—	—	1,515,375
Indonesia	1,504,117	—	—	1,504,117
Malaysia	4,334,968	—	—	4,334,968
Mexico	1,230,902	—	—	1,230,902

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Poland	$3,578,023	$—	$—	$3,578,023
Russia	17,187,996	—	—	17,187,996
South Africa	42,363,773	—	—	42,363,773
South Korea	7,166,121	—	—	7,166,121
Taiwan	73,952,712	—	—	73,952,712
Thailand	14,673,319	—	—	14,673,319
Turkey	21,298,954	—	—	21,298,954
Short-Term Investment	20,339,944	—	—	20,339,944

TOTAL INVESTMENTS	$285,106,724	$—	$—	$285,106,724

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund Premier Class	—	$—	40,963,642	40,963,642	—	$—	$1,280	$—
State Street Navigator Securities Lending Prime Portfolio	17,309,750	17,309,750	80,831,271	77,801,077	20,339,944	20,339,944	174,627	—

See accompanying Notes to Schedule of Investments

SPDR S&P BRIC 40 ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
BRAZIL — 10.0%
Ambev SA ADR	324,924	$1,920,301
Banco Bradesco SA Preference Shares ADR	211,666	1,653,112
BRF SA ADR	48,211	671,579
Itau Unibanco Holding SA Preference Shares ADR	224,255	2,116,967
Ultrapar Participacoes SA ADR	32,123	707,027

		7,068,986

CHINA — 70.2%
Agricultural Bank of China, Ltd. Class H	1,911,000	697,108
Alibaba Group Holding, Ltd. ADR (a) (b)	82,936	6,595,900
Baidu, Inc. ADR (b)	20,004	3,303,661
Bank of China, Ltd. Class H	5,623,254	2,239,748
Bank of Communications Co., Ltd. Class H	1,629,000	1,026,793
China CITIC Bank Corp., Ltd. Class H	914,000	554,907
China Construction Bank Corp. Class H	7,279,610	4,804,311
China Life Insurance Co., Ltd. Class H	549,000	1,176,133
China Merchants Bank Co., Ltd. Class H	338,860	757,395
China Mobile, Ltd.	408,500	4,667,925
China Overseas Land & Investment, Ltd.	320,560	1,012,345
China Pacific Insurance Group Co., Ltd. Class H	205,400	691,025
China Petroleum & Chemical Corp. Class H	1,885,174	1,360,794
CITIC, Ltd.	473,000	687,738
CNOOC, Ltd.	1,187,221	1,472,176
Ctrip.com International, Ltd. ADR (a) (b)	20,958	863,470
Hengan International Group Co., Ltd. (a)	56,500	471,201
Industrial & Commercial Bank of China, Ltd. Class H	5,706,960	3,155,841
JD.com, Inc. ADR (b)	65,852	1,398,038
Lenovo Group, Ltd.	528,000	317,837
NetEase, Inc. ADR	5,411	1,045,513
PetroChina Co., Ltd. Class H	1,558,171	1,062,487
PICC Property & Casualty Co., Ltd. Class H	336,000	524,922
Ping An Insurance Group Co. of China, Ltd. Class H	374,000	1,646,324
Qinqin Foodstuffs Group Cayman Co., Ltd. (b) .	11,400	16,164
Tencent Holdings, Ltd.	360,316	8,178,919

		49,728,675

INDIA — 8.5%
HDFC Bank, Ltd. ADR	30,228	2,005,628
ICICI Bank, Ltd. ADR	104,865	752,930
Infosys, Ltd. ADR	147,548	2,633,732
Reliance Industries, Ltd. GDR (c)	22,014	628,500

		6,020,790

RUSSIA — 10.1%
Gazprom PJSC ADR	445,885	1,921,764
Lukoil PJSC	35,796	1,495,199
Magnit PJSC	21,619	718,183
MMC Norilsk Nickel PJSC ADR	49,226	654,214
Sberbank of Russia PJSC ADR (d)	192,574	1,677,320

Sberbank of Russia PJSC ADR (d)	14,597	127,432
Tatneft PJSC ADR	17,755	545,611

		7,139,723

TOTAL COMMON STOCKS — (Cost $85,954,318)		69,958,174

SHORT-TERM INVESTMENTS — 0.9%
UNITED STATES — 0.9%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	652,297	652,297
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (f) (g)	4,269	4,269

		656,566

TOTAL SHORT-TERM INVESTMENTS — (Cost $656,566)		656,566

TOTAL INVESTMENTS — 99.7% (Cost $86,610,884)		70,614,740
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		205,148

NET ASSETS — 100.0%		$70,819,888

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of June 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investment of cash collateral for securities loaned.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR S&P BRIC 40 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$7,068,986	$—	$—	$7,068,986
China	49,712,511	16,164	—	49,728,675
India	6,020,790	—	—	6,020,790
Russia	7,139,723	—	—	7,139,723
Short-Term Investments	656,566	—	—	656,566

TOTAL INVESTMENTS	$70,598,576	$16,164	$—	$70,614,740

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	153,764	$153,764	1,503,762	1,653,257	4,269	$4,269	$287	$—
State Street Navigator Securities Lending Prime Portfolio	2,786,086	2,786,086	14,940,477	17,074,266	652,297	652,297	6,111	—

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
CYPRUS — 0.1%
Globaltrans Investment PLC GDR	9,493	$37,213

CZECH REPUBLIC — 1.7%
CEZ A/S	16,192	275,250
Komercni banka A/S	8,703	324,875

		600,125

GREECE — 5.1%
Aegean Airlines SA	4,777	32,744
Aegean Marine Petroleum Network, Inc.	3,448	18,964
Alpha Bank AE (a)	147,386	265,256
Athens Water Supply & Sewage Co. SA	4,446	27,413
Costamare, Inc.	2,521	19,336
Diana Shipping, Inc. (a)	7,963	19,350
DryShips, Inc. (a)	1,695	954
Ellaktor SA (a)	17,817	25,732
Eurobank Ergasias SA (a)	195,504	119,457
FF Group (a)	3,463	64,518
Fourlis Holdings SA (a)	6,594	26,372
GEK Terna Holding Real Estate Construction SA (a)	12,569	24,436
Grivalia Properties REIC AE	5,571	43,324
Hellenic Exchanges – Athens Stock Exchange SA	6,532	30,914
Hellenic Petroleum SA (a)	8,486	35,542
Hellenic Telecommunications Organization SA .	26,050	233,548
Intralot SA-Integrated Lottery Systems & Services (a)	19,768	19,765
JUMBO SA (a)	10,702	140,057
LAMDA Development SA (a)	4,154	19,982
Marfin Investment Group Holdings SA (a)	84,808	11,212
Metka SA	4,025	31,882
Motor Oil Hellas Corinth Refineries SA	7,162	77,895
Mytilineos Holdings SA (a)	11,987	50,205
National Bank of Greece SA (a)	281,968	60,144
OPAP SA	23,030	159,140
Piraeus Port Authority SA	1,142	15,478
Public Power Corp. SA	15,824	43,070
Safe Bulkers, Inc. (b)	2,241	2,353
StealthGas, Inc. (a)	952	3,599
Terna Energy SA	8,614	23,063
Titan Cement Co. SA	5,231	107,511
Tsakos Energy Navigation, Ltd.	7,653	35,893

		1,789,109

HUNGARY — 3.6%
Magyar Telekom Telecommunications PLC	78,588	123,352
MOL Hungarian Oil & Gas PLC	6,738	389,959
OTP Bank PLC	20,758	463,888
Richter Gedeon Nyrt	14,797	294,223

		1,271,422

LUXEMBOURG — 0.0% (c)
O’Key Group SA GDR	4,417	10,159

MONACO — 0.2%
GasLog, Ltd. (b)	4,032	52,335
Navios Maritime Holdings, Inc. (b)	5,024	4,070

		56,405

NETHERLANDS — 0.3%
VimpelCom, Ltd. ADR	25,202	97,784

POLAND — 15.6%
Alior Bank SA (a) (d)	2,190	28,903
Alior Bank SA (a) (d)	6,642	87,842
AmRest Holdings SE (a)	639	35,246
Asseco Poland SA	13,194	173,895
Bank Handlowy w Warszawie SA	3,558	64,399
Bank Millennium SA (a)	64,699	76,436
Bank Pekao SA	16,284	563,374
Bank Zachodni WBK SA	3,338	221,404
Budimex SA	1,120	48,573
CCC SA	2,398	96,644
Ciech SA	2,808	35,506
Cyfrowy Polsat SA (a)	18,237	101,282
Echo Investment SA	67,839	136,659
Enea SA	13,705	34,251
Energa SA	21,658	51,940
Eurocash SA	8,275	96,300
Getin Holding SA (a)	48,137	10,329
Getin Noble Bank SA (a)	146,180	15,868
Globe Trade Centre SA (a)	42,558	71,443
Grupa Azoty SA	2,850	49,470
Grupa Kety SA	343	27,612
Grupa Lotos SA (a)	9,322	71,703
ING Bank Slaski SA	2,962	92,307
Jastrzebska Spolka Weglowa SA (a)	2,065	8,940
KGHM Polska Miedz SA	17,179	286,219
KRUK SA	1,624	82,730
LPP SA	90	114,484
Lubelski Wegiel Bogdanka SA	1,492	13,612
mBank SA (a)	1,909	148,885
Netia SA	96,087	99,935
Orange Polska SA	97,079	124,248
PGE Polska Grupa Energetyczna SA	83,768	249,950
Polski Koncern Naftowy Orlen SA	35,551	619,687
Polskie Gornictwo Naftowe i Gazownictwo SA .	201,149	284,356
Powszechna Kasa Oszczednosci Bank Polski SA (a)	101,773	598,098
Powszechny Zaklad Ubezpieczen SA	61,142	440,659
Synthos SA (a)	66,550	60,479
Tauron Polska Energia SA	184,000	131,915

		5,455,583

RUSSIA — 53.1%
AK Transneft OAO Preference Shares (a)	188	488,560
Alrosa PAO (a)	346,425	373,555
Bashneft PAO (a)	3,059	141,032
Bashneft PAO Preference Shares (a)	3,666	109,129
E.ON Russia JSC (a)	1,001,977	43,136
Etalon Group, Ltd. GDR	11,475	28,056
Evraz PLC (a)	53,748	98,579
Gazprom Neft PJSC ADR	5,315	68,245
Gazprom PJSC ADR	673,646	2,903,414

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Lenta, Ltd. GDR (a)	7,123	$51,286
LSR Group PJSC GDR	23,720	66,535
Lukoil PJSC	49,485	2,066,988
Magnit PJSC	25,291	840,167
Mail.Ru Group, Ltd. GDR (a)	11,731	213,504
Mechel PJSC ADR (a) (b)	8,560	14,381
MegaFon PJSC GDR	11,638	121,035
MMC Norilsk Nickel PJSC ADR	71,427	949,265
Mobile TeleSystems PJSC ADR	61,722	511,058
Moscow Exchange MICEX-RTS PJSC	148,869	261,999
Novatek OJSC GDR	7,564	771,528
Novolipetsk Steel PJSC GDR	10,475	136,175
PhosAgro OJSC GDR	10,533	155,362
PIK Group PJSC GDR (a)	42,441	165,095
Polymetal International PLC	26,281	367,837
QIWI PLC ADR (b)	3,408	44,645
Ros Agro PLC GDR	2,444	36,171
Rosneft PJSC GDR	111,668	571,740
Rostelecom PJSC ADR (d)	7,314	63,341
Rostelecom PJSC ADR (d)	16,657	143,250
RusHydro PJSC ADR (d)	101,311	93,206
RusHydro PJSC ADR (d)	5,150	4,686
Sberbank of Russia PJSC	881,330	1,838,890
Sberbank of Russia PJSC ADR	86,767	755,741
Sberbank of Russia PJSC Preference Shares	152,773	215,727
Severstal PJSC GDR	17,446	190,859
Sistema JSFC GDR	21,352	160,781
Surgutneftegas OAO Preference Share (a)	931,894	560,209
Surgutneftegas OJSC ADR	100,737	513,255
Tatneft PJSC ADR (d)	25,025	779,221
Tatneft PJSC ADR (d)	1,803	55,406
TCS Group Holding PLC GDR	9,086	46,339
TMK PJSC GDR	5,357	14,625
United Co. RUSAL PLC	128,819	38,357
Urakali PJSC (a)	48,202	132,432
VTB Bank PJSC GDR	279,635	574,370
X5 Retail Group NV GDR (a)	12,094	240,671
Yandex NV Class A (a)	24,500	535,325

		18,555,168

TURKEY — 19.3%
Akbank TAS	197,259	564,548
Anadolu Anonim Turk Sigorta Sirketi (a)	170,030	101,699
Anadolu Efes Biracilik Ve Malt Sanayii A/S	28,121	190,202
Arcelik A/S	22,655	149,135
BIM Birlesik Magazalar A/S	22,499	438,533
Coca-Cola Icecek A/S	5,622	68,661
Dogan Sirketler Grubu Holding A/S (a)	220,292	35,239
Dogus Otomotiv Servis ve Ticaret A/S	24,224	89,293
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	235,977	234,693
Enka Insaat ve Sanayi A/S	138,974	212,159
Eregli Demir ve Celik Fabrikalari TAS	230,071	324,827
Ford Otomotiv Sanayi A/S	4,763	50,683
Haci Omer Sabanci Holding A/S	130,778	428,400
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	93,553	41,642
KOC Holding A/S	104,702	477,697

Kombassan Holdings A/S (a)	13,234	7,870
Koza Altin Isletmeleri A/S (a)	3,265	14,454
Petkim Petrokimya Holding A/S	30,653	40,932
TAV Havalimanlari Holding A/S	12,816	54,951
Tekfen Holding A/S	6,824	17,489
Tofas Turk Otomobil Fabrikasi A/S	13,610	111,884
Tupras Turkiye Petrol Rafinerileri A/S	18,060	400,370
Turk Hava Yollari AO (a)	128,161	254,927
Turk Telekomunikasyon A/S	34,276	72,112
Turkcell Iletisim Hizmetleri A/S (a)	102,762	377,721
Turkiye Garanti Bankasi A/S	294,420	776,069
Turkiye Halk Bankasi A/S	66,079	196,239
Turkiye Is Bankasi	167,695	265,919
Turkiye Sinai Kalkinma Bankasi A/S	99,663	46,095
Turkiye Sise ve Cam Fabrikalari A/S	72,873	89,962
Turkiye Vakiflar Bankasi TAO Class D	82,230	128,965
Ulker Biskuvi Sanayi A/S	18,873	137,824
Vestel Elektronik Sanayi ve Ticaret A/S (a)	26,156	58,758
Yapi ve Kredi Bankasi A/S (a)	162,885	225,439
Yazicilar Holding A/S Class A	11,103	47,105

		6,732,496

UNITED STATES — 0.4%
Luxoft Holding, Inc. (a) (b)	2,115	110,022
Navios Maritime Acquisition Corp.	7,333	11,513

		121,535

TOTAL COMMON STOCKS — (Cost $67,710,764)		34,726,999

SHORT-TERM INVESTMENT — 0.5%
State Street Navigator Securities Lending Prime Portfolio (e) (f) (Cost $156,881)		156,881

TOTAL INVESTMENTS — 99.9% (Cost $67,867,645)		34,883,880
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		37,091

NET ASSETS — 100.0%		$34,920,971

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIC = Real Estate Investment Company

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Cyprus	$37,213	$—	$—	$37,213
Czech Republic	600,125	—	—	600,125
Greece	1,789,109	—	—	1,789,109
Hungary	1,271,422	—	—	1,271,422
Luxembourg	10,159	—	—	10,159
Monaco	56,405	—	—	56,405
Netherlands	97,784	—	—	97,784
Poland	5,455,583	—	—	5,455,583
Russia	18,555,168	—	—	18,555,168
Turkey	6,732,496	—	—	6,732,496
United States	121,535	—	—	121,535
Short-Term Investment	156,881	—	—	156,881

TOTAL INVESTMENTS	$34,883,880	$—	$—	$34,883,880

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	5,257,813	5,257,813	—	$—	$247	$—
State Street Navigator Securities Lending Prime Portfolio	47,805	47,805	3,644,586	3,535,510	156,881	156,881	1,650	—

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 49.6%
AES Tiete Energia SA	16,487	$76,112
Alpargatas SA Preference Shares	2,900	9,468
Ambev SA ADR	215,066	1,271,040
B2W Cia Digital (a)	7,247	21,263
Banco Bradesco SA	25,453	214,588
Banco Bradesco SA Preference Shares ADR	149,348	1,166,408
Banco do Brasil SA	34,343	184,163
Banco do Brasil SA ADR	19,529	103,308
Banco Santander Brasil SA ADR (b)	21,859	124,596
BB Seguridade Participacoes SA	32,543	285,535
BM&FBovespa SA	86,633	486,740
BR Malls Participacoes SA	24,401	97,871
BR Properties SA	2,767	6,478
Bradespar SA Preference Shares	17,992	49,701
Braskem SA Preference Shares ADR (b)	5,139	60,897
BRF SA	12,104	170,504
BRF SA ADR	22,653	315,556
BTG Pactual Group	10,803	62,179
CCR SA	50,426	264,427
Centrais Eletricas Brasileiras SA (a)	2,770	11,102
Centrais Eletricas Brasileiras SA ADR (a)	20,157	79,419
CETIP SA – Mercados Organizados	11,814	161,478
Cia Brasileira de Distribuicao ADR	8,772	127,633
Cia de Saneamento Basico do Estado de Sao Paulo	25,891	235,009
Cia de Saneamento de Minas Gerais-COPASA	1,482	13,692
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	500	9,754
Cia Energetica de Minas Gerais ADR	48,293	106,727
Cia Energetica de Sao Paulo Class B, Preference Shares	17,825	66,209
Cia Hering	7,197	33,337
Cia Paranaense de Energia Preference Shares	9,754	88,962
Cia Siderurgica Nacional SA ADR (a) (b)	35,856	87,847
Cielo SA	45,232	478,051
Cosan Logistica SA	3,981	4,871
Cosan SA Industria e Comercio	11,555	120,139
Cosan, Ltd.	8,094	52,802
CPFL Energia SA ADR (b)	14,101	181,339
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,214	77,772
Duratex SA	36,307	96,328
EDP – Energias do Brasil SA (c)	3,594	15,279
EDP – Energias do Brasil SA (a) (c)	1,001	4,312
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	3,194	8,424
Embraer SA	34,509	188,500
Equatorial Energia SA	5,689	86,389
Estacio Participacoes SA	15,105	79,963
Fibria Celulose SA ADR	12,426	84,000
Fleury SA	2,695	23,133
Gafisa SA	17,042	10,905
Gerdau SA ADR (b)	33,367	60,728
Gerdau SA Preference Shares	6,491	11,933
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	11,061	11,911

GP Investments, Ltd. (a)	5,969	13,955
Hypermarcas SA	17,595	128,183
Itau Unibanco Holding SA Preference Shares ADR	161,436	1,523,956
Itausa – Investimentos Itau SA	49,586	110,974
Itausa – Investimentos Itau SA Preference Shares	189,571	449,112
JBS SA	38,716	120,846
Kepler Weber SA	4,179	25,045
Klabin SA	29,859	143,715
Kroton Educacional SA	64,724	274,755
Linx SA	7,575	38,091
Localiza Rent a Car SA	7,318	78,805
Lojas Americanas SA Preference Shares	38,237	191,916
Lojas Renner SA	42,021	310,723
M Dias Branco SA	1,128	37,286
Marfrig Global Foods SA (a)	8,584	15,058
Metalurgica Gerdau SA Preference Shares	38,491	24,029
Minerva SA (a)	2,990	8,549
MRV Engenharia e Participacoes SA	6,117	20,640
Multiplan Empreendimentos Imobiliarios SA	4,467	84,021
Multiplus SA	1,198	13,518
Natura Cosmeticos SA	12,015	95,632
Odontoprev SA	5,888	24,462
Oi SA (a)	24	15
Oi SA ADR (a) (b) (c)	858	2,634
Oi SA ADR (a) (b) (c)	270	98
Ouro Fino Saude Animal Participacoes SA	1,219	16,236
PDG Realty SA Empreendimentos e Participacoes (a)	1,268	978
Petroleo Brasileiro SA ADR (a)	62,903	450,385
Petroleo Brasileiro SA Preference Shares ADR (a)	106,578	619,218
Porto Seguro SA	4,492	37,506
Prumo Logistica SA (a)	5,363	10,697
Qualicorp SA	7,956	46,215
Raia Drogasil SA	8,375	165,056
Rumo Logistica Operadora Multimodal SA (a)	9,489	14,513
Sao Martinho SA	1,798	29,958
Smiles SA	1,505	22,544
Somos Educacao SA	4,083	13,382
Sul America SA	6,488	31,673
Suzano Papel e Celulose SA Class A, Preference Shares	23,643	83,613
Telefonica Brasil SA Preference Shares	23,371	320,975
Tim Participacoes SA	12,319	26,301
Tim Participacoes SA ADR	8,014	84,548
TOTVS SA	7,506	71,551
Tractebel Energia SA ADR	9,788	117,021
Transmissora Alianca de Energia Eletrica SA	5,789	34,693
Ultrapar Participacoes SA ADR	23,791	523,640
Usinas Siderurgicas de Minas Gerais SA ADR (b)	24,140	14,542
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares (a)	10,755	6,613
Vale SA ADR (b)	55,929	283,001
Vale SA Preference Shares ADR	117,995	473,160

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,198	$10,283
WEG SA	29,293	125,630

		14,958,732

CHILE — 10.7%
Aguas Andinas SA Class A	28,445	16,312
AntarChile SA	12,990	118,704
Banco de Chile ADR	3,063	196,461
Banco de Credito e Inversiones	5,502	237,676
Banco Santander Chile ADR	3,588	69,499
Banmedica SA	13,895	25,185
CAP SA	8,960	30,553
Cencosud SA	85,174	242,992
Cia Cervecerias Unidas SA	5,989	70,044
Coca-Cola Embonor SA Class B, Preference Shares	6,634	12,124
Colbun SA	82,660	20,027
Embotelladora Andina SA Class B, Preference Shares	15,611	55,579
Embotelladora Andina SA Preference Shares	3,797	12,044
Empresa Nacional de Electricidad SA ADR	8,397	232,849
Empresa Nacional de Telecomunicaciones SA	871	7,889
Empresas AquaChile SA (a)	22,891	7,328
Empresas CMPC SA	97,987	203,843
Empresas COPEC SA	35,923	315,896
Endesa Americas SA ADR (c)	8,397	115,543
Enersis Americas SA ADR (c)	25,351	217,512
Enersis Chile SA ADR	25,351	147,796
Engie Energia Chile SA	3,960	6,747
Forus SA	3,299	9,966
Gas Natural Chile SA	2,588	13,478
Gasco SA	2,588	6,743
Grupo Security SA	65,759	21,355
Inversiones Aguas Metropolitanas SA	7,150	11,386
Latam Airlines Group SA ADR (a) (b)	20,410	134,706
Parque Arauco SA	5,631	11,393
SACI Falabella	62,051	473,125
Sigdo Koppers SA	9,954	12,779
Sociedad Matriz SAAM SA	80,785	5,979
Sociedad Quimica y Minera de Chile SA ADR	3,844	95,024
SONDA SA	18,644	34,209
Vina Concha y Toro SA	14,908	23,533

		3,216,279

COLOMBIA — 5.5%
Almacenes Exito SA	11,823	57,713
Banco Davivienda SA Preference Shares	6,801	62,843
Banco de Bogota SA	4,082	82,089
Bancolombia SA	11,951	97,777
Bancolombia SA ADR	6,802	237,526
Bolsa de Valores de Colombia	1,212,581	7,503
Celsia SA ESP.	12,405	16,418
Cementos Argos SA	15,538	63,669
Cemex Latam Holdings SA (a)	6,397	27,708
Corp. Financiera Colombiana SA	4,810	63,097

Ecopetrol SA ADR (b)	10,872	103,936
Empresa de Energia de Bogota SA ESP	102,881	63,129
Empresa de Telecomunicaciones de Bogota	58,608	11,826
Grupo Argos SA	17,418	110,771
Grupo Argos SA Preference Shares	5,284	32,369
Grupo Aval Acciones y Valores SA	243,236	96,994
Grupo Aval Acciones y Valores SA Preference Shares	253,813	102,956
Grupo de Inversiones Suramericana SA	12,687	167,038
Grupo de Inversiones Suramericana SA Preference Shares	4,076	52,656
Grupo Nutresa SA	14,270	123,127
Grupo Odinsa SA (a)	875	2,707
Interconexion Electrica SA ESP	18,113	55,665
Organizacion Terpel SA	1,981	6,810

		1,646,327

LUXEMBOURG — 0.1%
Ternium SA ADR	1,676	31,944

MEXICO — 29.7%
Alfa SAB de CV Class A	199,660	340,680
Alsea SAB de CV	22,573	85,059
America Movil SAB de CV Series L	1,547,180	940,925
Arca Continental SAB de CV	15,696	111,493
Asesor de Activos Prisma SAPI de CV	20,762	15,192
Axtel SAB de CV (a)	49,408	16,791
Banregio Grupo Financiero SAB de CV (b)	2,025	11,562
Bolsa Mexicana de Valores SAB de CV	6,520	9,916
Cemex SAB de CV (a) (b)	701,870	429,889
Coca-Cola Femsa SAB de CV Series L	23,879	196,256
Concentradora Fibra Danhos SA de CV REIT	38,334	69,108
Concentradora Fibra Hotelera Mexicana SA de CV	20,362	15,937
Concentradora Hipotecaria SAPI de CV REIT	26,602	36,264
Consorcio ARA SAB de CV Series	15,066	5,349
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	33,550	62,447
Corp. Actinver SAB de CV	26,004	19,705
Corp. Inmobiliaria Vesta SAB de CV (b)	12,576	19,264
El Puerto de Liverpool SAB de CV Series C1 (b)	14,710	153,899
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	17,368	15,477
Fibra Uno Administracion SA de CV	99,126	208,791
Fomento Economico Mexicano SAB de CV (b)	107,551	986,245
Genomma Lab Internacional SAB de CV Class B (a)	39,669	40,294
Gentera SAB de CV	35,445	62,459
Gruma SAB de CV Class B	12,659	181,007
Grupo Aeromexico SAB de CV (a) (b)	21,080	43,144
Grupo Aeroportuario del Centro Norte SAB de CV	6,488	38,117
Grupo Aeroportuario del Pacifico SAB de CV Class B	15,652	159,343
Grupo Aeroportuario del Sureste SAB de CV Class B	17,854	281,079
Grupo Bimbo SAB de CV Series A	56,281	174,554

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Grupo Carso SAB de CV Series A1	30,811	$130,330
Grupo Comercial Chedraui SA de CV	3,693	9,150
Grupo Elektra SAB de CV (b)	3,622	50,194
Grupo Financiero Banorte SAB de CV Series O	132,732	737,574
Grupo Financiero Inbursa SAB de CV Series O	159,869	268,626
Grupo Financiero Santander Mexico SAB de CV Class B	71,635	128,676
Grupo GICSA SA de CV (a)	44,417	31,226
Grupo Herdez SAB de CV (b)	8,584	18,686
Grupo Industrial Maseca SAB de CV Class B	7,386	8,167
Grupo Industrial Saltillo SAB de CV	11,138	18,371
Grupo Lala SAB de CV	13,051	28,381
Grupo Lamosa SAB de CV	9,625	18,254
Grupo Mexico SAB de CV Series B	182,505	426,258
Grupo Rotoplas SAB de CV (b)	3,270	5,865
Grupo Televisa SAB ADR	832	21,665
Grupo Televisa SAB Series CPO	103,811	536,970
Hoteles City Express SAB de CV (a)	15,271	15,528
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	50,427	73,033
Industrias Bachoco SAB de CV Series B	2,795	11,405
Industrias Penoles SAB de CV	6,381	150,632
Infraestructura Energetica Nova SAB de CV (b)	4,030	16,826
Kimberly-Clark de Mexico SAB de CV Class A	99,634	232,921
La Comer SAB de CV (a) (b)	20,879	20,371
Macquarie Mexico Real Estate Management SA de CV REIT	17,267	22,462
Medica Sur SAB de CV Series B	7,486	18,336
Megacable Holdings SAB de CV	10,443	41,927
Mexichem SAB de CV (b)	44,250	92,701
Minera Frisco SAB de CV (a)	36,657	24,538
Nemak SAB de CV (b) (d)	89,731	104,082
OHL Mexico SAB de CV (a) (b)	23,709	28,658
PLA Administradora Industrial S de RL de CV	18,161	30,417
Prologis Property Mexico SA de CV REIT	3,620	5,808
Promotora y Operadora de Infraestructura SAB de CV	13,146	161,385
Telesites SAB de CV (a) (b)	56,581	34,686
TV Azteca SAB de CV	190,237	24,850
Unifin Financiera SAPI de CV SOFOM ENR (b)	4,492	11,305
Urbi Desarrollos Urbanos SAB de CV (a) (b) (i)	86,307	—
Vitro SAB de CV Series A	10,495	33,233
Wal-Mart de Mexico SAB de CV	272,851	649,397

		8,973,140

PERU — 4.1%
Alicorp SAA	25,718	50,442
Cementos Pacasmayo SAA	4,707	8,402
Cia de Minas Buenaventura SAA ADR (a)	9,945	118,843
Cia Minera Milpo SAA	55,635	36,204
Credicorp, Ltd.	3,116	480,892
Empresa de Distribucion Electrica de Lima Norte SAA	9,215	15,608
Enersur Energia Peru SA	8,597	21,959

Ferreycorp SAA	33,712	15,992
Grana y Montero SAA	14,830	20,924
InRetail Peru Corp. (a) (d)	2,936	48,738
Intercorp Financial Services, Inc. Series INC	1,477	44,310
Luz del Sur SAA	8,486	27,121
Minsur SA (a)	81,168	29,125
Southern Copper Corp.	10,487	282,939
Volcan Cia Minera SAA Class B (a)	178,264	32,525

		1,234,024

TOTAL COMMON STOCKS — (Cost $52,327,717)		30,060,446

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Cosan Logistica SA (expiring 7/26/16) (a)	15	4

CHILE — 0.0% (e)
Empresa Nacional de Telecomunicaciones SA (expiring 7/22/16) (a)	238	230

TOTAL RIGHTS — (Cost $—)		234

SHORT-TERM INVESTMENTS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (f) (g)	1,144,004	1,144,004
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (g) (h)	8,584	8,584

TOTAL SHORT-TERM INVESTMENTS — (Cost $1,152,588)		1,152,588

TOTAL INVESTMENTS — 103.5% (Cost $53,480,305)		31,213,268
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(1,048,595)

NET ASSETS — 100.0%		$30,164,673

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2016.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Investment of cash collateral for securities loaned.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2016.
(i)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$14,958,732	$—	$—		$14,958,732
Chile	3,216,279	—	—		3,216,279
Colombia	1,646,327	—	—		1,646,327
Luxembourg	31,944	—	—		31,944
Mexico	8,973,140	—	0	(a)	8,973,140
Peru	1,234,024	—	—		1,234,024
Rights
Brazil	4	—	—		4
Chile	230	—	—		230
Short-Term Investments	1,152,588	—	—		1,152,588

TOTAL INVESTMENTS	$31,213,268	$—	$0		$31,213,268

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	31,061	$31,061	1,061,644	1,084,121	8,584	$8,584	$152	$—
State Street Navigator Securities Lending Prime Portfolio	1,984,900	1,984,900	15,992,408	16,833,304	1,144,004	1,144,004	20,971	—

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
EGYPT — 3.3%
Arab Cotton Ginning (a)	20,497	$5,678
Commercial International Bank Egypt SAE	85,459	383,316
Eastern Tobacco	2,042	41,392
Egypt Kuwait Holding Co. SAE	83,421	34,203
Egyptian Financial Group-Hermes Holding Co. (a)	48,426	58,188
ElSewedy Electric Co.	10,937	52,924
Ezz Steel (a)	20,799	16,841
Global Telecom Holding SAE GDR (a)	40,547	75,012
Juhayna Food Industries	55,409	43,304
Maridive & Oil Services SAE (a)	24,414	6,836
Palm Hills Developments SAE	93,216	23,304
Sidi Kerir Petrochemicals Co.	32,159	42,046
Six of October Development & Investment (a)	33,784	38,388
Talaat Moustafa Group	108,031	59,369
Telecom Egypt Co.	52,447	48,490

		929,291

NETHERLANDS — 4.7%
Steinhoff International Holdings NV	231,930	1,334,567

QATAR — 8.3%
Aamal Co. (a)	11,933	42,242
Al Khalij Commercial Bank PQSC	6,995	30,948
Al Meera Consumer Goods Co. QSC	540	31,321
Barwa Real Estate Co.	7,568	68,586
Commercial Bank QSC	9,234	93,829
Doha Bank QSC	7,245	70,335
Gulf International Services QSC	3,614	36,326
Industries Qatar QSC	5,177	139,331
Mannai Corp. QSC	267	6,233
Masraf Al Rayan QSC	25,985	242,630
Medicare Group	546	13,945
Ooredoo QSC	8,787	213,322
Qatar Electricity & Water Co. QSC	2,140	122,242
Qatar Gas Transport Co., Ltd.	10,774	68,053
Qatar Insurance Co. SAQ	7,969	161,293
Qatar International Islamic Bank QSC	2,944	49,723
Qatar Islamic Bank SAQ	4,595	121,144
Qatar National Bank SAQ	14,855	571,142
Qatar National Cement Co. QSC	1,155	27,025
Qatar Navigation QSC	2,227	53,637
Qatari Investors Group QSC	2,899	36,662
Salam International Investment, Ltd. QSC	4,975	15,302
United Development Co. QSC	6,886	36,271
Vodafone Qatar QSC	31,342	91,066

		2,342,608

SOUTH AFRICA — 71.4%
Adcock Ingram Holdings, Ltd. (b)	11,596	35,069
Adcorp Holdings, Ltd.	5,759	7,350
Advtech, Ltd.	30,827	31,069
AECI, Ltd.	9,641	54,640
African Bank Investments, Ltd. (a)	258,160	—
African Oxygen, Ltd. (b)	10,592	12,295
African Rainbow Minerals, Ltd.	9,789	61,495
Alexander Forbes Group Holdings, Ltd.	43,833	20,083
Allied Electronics Corp., Ltd. (a)	21,786	8,703
Anglo American Platinum, Ltd. (a)	4,385	109,968

AngloGold Ashanti, Ltd. (a)	29,659	541,922
ArcelorMittal South Africa, Ltd. (a)	21,870	12,529
Arrowhead Properties, Ltd. Class A	48,826	27,339
Ascendis Health, Ltd.	20,575	33,718
Aspen Pharmacare Holdings, Ltd. (a)	20,660	511,076
Assore, Ltd.	3,013	37,035
Astral Foods, Ltd.	4,298	37,128
Attacq, Ltd. (a)	52,451	67,368
Aveng, Ltd. (a)	39,681	9,510
AVI, Ltd.	20,286	114,970
Balwin Properties, Ltd. (a)	19,532	12,670
Barclays Africa Group, Ltd.	22,770	224,015
Barloworld, Ltd.	14,919	74,519
Bid Corp., Ltd. (a)	13,435	253,196
Bidvest Group, Ltd.	19,988	189,289
Blue Label Telecoms, Ltd.	25,675	32,398
Brait SE (a) (b)	19,934	190,493
Capevin Holdings, Ltd.	32,914	20,182
Capitec Bank Holdings, Ltd. (b)	4,215	171,248
Cashbuild, Ltd.	1,406	34,082
Caxton and CTP Publishers and Printers, Ltd.	7,949	7,398
City Lodge Hotels, Ltd.	2,634	27,971
Clicks Group, Ltd.	16,273	136,340
Clover Industries, Ltd.	10,746	13,582
Consolidated Infrastructure Group, Ltd. (a)	2,902	5,330
Coronation Fund Managers, Ltd. (b)	21,767	99,419
Curro Holdings, Ltd. (a)	9,083	24,132
DataTec, Ltd. (b)	14,530	43,506
Delta Property Fund, Ltd. REIT	22,743	10,234
Discovery, Ltd. (b)	28,200	235,883
Distell Group, Ltd.	2,512	27,753
Emira Property Fund, Ltd.	22,713	20,999
EOH Holdings, Ltd.	6,918	65,699
Exxaro Resources, Ltd. (b)	10,583	48,749
Famous Brands, Ltd.	4,398	38,139
FirstRand, Ltd.	231,392	708,475
Foschini Group, Ltd.	13,135	124,668
Gold Fields, Ltd.	51,244	249,379
Grindrod, Ltd. (b)	50,072	39,217
Group Five, Ltd.	10,925	15,144
Growthpoint Properties, Ltd. REIT	165,214	289,703
Harmony Gold Mining Co., Ltd. (a)	27,633	99,003
Hosken Consolidated Investments, Ltd.	4,627	37,743
Hudaco Industries, Ltd.	2,479	18,031
Hyprop Investments, Ltd.	13,856	122,892
Impala Platinum Holdings, Ltd. (a)	42,780	137,878
Imperial Holdings, Ltd.	15,417	157,360
Investec, Ltd.	17,527	107,891
Invicta Holdings, Ltd.	1,412	5,173
Italtile, Ltd.	20,548	19,222
JSE, Ltd.	5,935	74,981
KAP Industrial Holdings, Ltd.	51,931	22,162
Kumba Iron Ore, Ltd. (a)	4,509	34,175
Lewis Group, Ltd. (b)	8,844	26,577
Liberty Holdings, Ltd.	7,109	58,736
Life Healthcare Group Holdings, Ltd.	72,753	179,833
Massmart Holdings, Ltd.	9,387	80,762
Mediclinic International PLC	24,105	348,169
Merafe Resources, Ltd.	164,478	11,006
Metair Investments, Ltd.	3,314	4,614

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

MMI Holdings, Ltd.	63,492	$98,154
Mondi, Ltd.	8,743	160,066
Mpact, Ltd.	13,986	28,516
Mr. Price Group, Ltd. (b)	16,964	238,909
MTN Group, Ltd.	108,577	1,059,599
Murray & Roberts Holdings, Ltd.	42,276	34,352
Nampak, Ltd.	40,145	52,275
Naspers, Ltd. Class N	30,800	4,710,938
Nedbank Group, Ltd.	13,495	171,763
Netcare, Ltd.	111,187	236,723
Northam Platinum, Ltd. (a)	29,669	87,113
Oceana Group, Ltd.	3,178	24,543
Octodec Investments, Ltd.	7,199	10,470
Omnia Holdings, Ltd.	4,962	49,637
Peregrine Holdings, Ltd.	5,077	10,189
Pick n Pay Holdings, Ltd.	23,899	56,431
Pick n Pay Stores, Ltd.	13,078	63,966
Pioneer Foods Group, Ltd.	9,093	107,228
PPC, Ltd. (b)	38,575	21,072
PSG Group, Ltd.	5,305	70,267
Rand Merchant Investment Holdings, Ltd.	55,497	156,127
Raubex Group, Ltd.	13,518	17,861
Redefine Properties, Ltd. REIT	314,207	242,869
Remgro, Ltd.	31,657	550,479
Resilient REIT, Ltd.	24,698	222,274
Reunert, Ltd.	11,425	48,828
Rhodes Food Group Pty, Ltd.	4,827	7,762
RMB Holdings, Ltd.	55,822	214,407
Royal Bafokeng Platinum, Ltd. (a)	1,681	5,073
SA Corporate Real Estate Fund Nominees Pty, Ltd.	111,118	39,075
Sanlam, Ltd.	111,870	461,077
Santam, Ltd.	991	15,521
Sappi, Ltd. (a)	36,101	168,784
Sasol, Ltd.	35,925	974,280
Shoprite Holdings, Ltd.	26,730	303,567
Sibanye Gold, Ltd.	51,036	174,662
SPAR Group, Ltd.	11,145	153,724
Spur Corp., Ltd.	2,762	5,828
Standard Bank Group, Ltd.	84,749	739,565
Sun International, Ltd.	8,257	48,510
Super Group, Ltd. (a)	13,760	36,972
Telkom SA SOC, Ltd.	21,697	98,196
Tiger Brands, Ltd.	12,893	319,160
Tongaat Hulett, Ltd.	8,851	70,923
Transaction Capital, Ltd.	11,500	9,030
Trencor, Ltd.	9,543	25,544
Truworths International, Ltd. (b)	28,693	168,102
Tsogo Sun Holdings, Ltd.	29,924	54,331
Vodacom Group, Ltd. (b)	35,781	410,217
Vukile Property Fund, Ltd. REIT	18,923	21,979
Wilson Bayly Holmes-Ovcon, Ltd.	3,334	28,643
Woolworths Holdings, Ltd.	57,869	332,001
Zeder Investments, Ltd.	38,275	17,641

		20,148,510

UNITED ARAB EMIRATES — 11.4%
Abu Dhabi Commercial Bank PJSC	129,751	213,714
Agthia Group PJSC	12,016	25,353
Air Arabia PJSC	177,883	63,441
Ajman Bank PJSC (a)	31,498	14,235

Al Waha Capital PJSC	74,120	39,753
Aldar Properties PJSC	244,657	179,175
Arabtec Holding PJSC (a)	175,915	65,134
Bank of Sharjah (a)	20,447	8,016
DAMAC Properties Dubai Co. PJSC	117,728	73,077
Dana Gas PJSC (a)	265,336	39,731
Deyaar Development PJSC (a)	112,263	18,033
DP World, Ltd.	11,985	198,831
Dubai Financial Market PJSC	124,465	42,696
Dubai Investments PJSC	110,256	61,235
Dubai Islamic Bank PJSC	96,114	133,713
Dubai Parks & Resorts PJSC (a)	213,989	90,883
Emaar Malls Group PJSC	146,779	112,689
Emaar Properties PJSC	253,305	427,566
Emirates REIT CEIC, Ltd.	5,847	6,747
Emirates Telecommunications Group Co. PJSC	121,035	624,435
Eshraq Properties Co. PJSC (a)	88,540	18,561
First Gulf Bank PJSC	81,228	278,640
Gulf Pharmaceutical Industries PSC	15,243	9,130
National Bank of Abu Dhabi PJSC	94,038	247,313
National Bank of Ras Al-Khaimah PSC	43,496	61,577
Orascom Construction, Ltd. (a)	2,551	12,730
RAK Properties PJSC	76,164	12,441
Ras Al Khaimah Ceramics	28,686	24,991
Union National Bank PJSC	85,614	95,564
Union Properties PJSC	77,169	15,043

		3,214,447

UNITED KINGDOM — 0.1%
Pan African Resources PLC	68,312	17,492

TOTAL COMMON STOCKS — (Cost $37,818,558)		27,986,915

WARRANTS — 0.0% (c)
SOUTH AFRICA — 0.0% (c)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a) (Cost $0)	888	152

SHORT-TERM INVESTMENT — 4.0%
State Street Navigator Securities Lending Prime Portfolio (d) (e) (Cost $1,131,118)		1,131,118

TOTAL INVESTMENTS — 103.2% (Cost $38,949,676)		29,118,185
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(905,892)

NET ASSETS — 100.0%		$28,212,293

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	Investment of cash collateral for securities loaned.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Egypt	$929,291	$—	$—		$929,291
Netherlands	1,334,567	—	—		1,334,567
Qatar	2,342,608	—	—		2,342,608
South Africa	20,148,510	—	0	(a)	20,148,510
United Arab Emirates	3,214,447	—	—		3,214,447
United Kingdom	17,492	—	—		17,492
Warrants
South Africa	152	—	—		152
Short-Term Investment	1,131,118	—	—		1,131,118

TOTAL INVESTMENTS	$29,118,185	$—	$0		$29,118,185

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	149,623	$149,623	2,638,364	2,787,987	—	$—	$84	$—
State Street Navigator Securities Lending Prime Portfolio	4,837,997	4,837,997	9,964,773	13,671,652	1,131,118	1,131,118	7,402	—

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 5.9%
Abacus Property Group	10,234	$24,004
AGL Energy, Ltd.	26,011	373,605
Alumina, Ltd. (a)	255,967	246,818
Amcor, Ltd.	71,021	789,532
AMP, Ltd.	143,916	552,945
Ansell, Ltd.	22,674	306,765
APA Group	99,999	688,003
Aristocrat Leisure, Ltd.	46,014	472,816
Arrium, Ltd. (a) (b)	163,093	2,672
Asciano, Ltd.	37,690	248,927
Australia & New Zealand Banking Group, Ltd.	106,640	1,915,228
BHP Billiton PLC	72,835	917,965
BHP Billiton, Ltd.	110,141	1,529,505
Billabong International, Ltd. (b)	22,271	20,065
BlueScope Steel, Ltd.	32,732	155,251
Brambles, Ltd.	103,542	955,236
BWP Trust	157,859	427,852
Caltex Australia, Ltd.	10,439	247,955
carsales.com, Ltd. (a)	14,036	128,759
Commonwealth Bank of Australia	60,915	3,373,223
Computershare, Ltd.	66,385	453,275
CSL, Ltd.	22,855	1,909,060
CSR, Ltd.	92,445	250,558
Dexus Property Group REIT	18,109	121,625
DUET Group	66,399	123,602
Fairfax Media, Ltd.	95,004	65,788
Fortescue Metals Group, Ltd.	66,245	172,641
Goodman Group REIT	29,776	157,637
GPT Group REIT	68,189	274,685
GWA Group, Ltd.	84,809	131,981
Harvey Norman Holdings, Ltd.	173,591	595,869
Hills, Ltd. (a) (b)	87,973	16,049
Iluka Resources, Ltd.	20,468	98,911
Incitec Pivot, Ltd.	64,756	143,205
Infigen Energy (b)	60,685	45,412
Ingenia Communities Group	53,567	114,473
Insurance Australia Group, Ltd.	164,554	667,772
LendLease Group	64,673	606,759
Macquarie Group, Ltd.	17,381	891,696
Medibank Pvt, Ltd.	106,437	233,796
Mirvac Group REIT	69,665	104,783
National Australia Bank, Ltd.	94,857	1,796,134
Newcrest Mining, Ltd. (b)	33,656	576,386
Oil Search, Ltd.	45,204	224,505
Orica, Ltd.	11,806	108,390
Origin Energy, Ltd.	87,037	372,644
Orora, Ltd.	72,879	149,773
OZ Minerals, Ltd.	18,516	77,897
Perpetual, Ltd.	11,737	359,363
QBE Insurance Group, Ltd.	52,242	405,721
Ramsay Health Care, Ltd.	4,979	266,040
REA Group, Ltd. (a)	2,032	90,010
Santos, Ltd.	96,979	335,057
Scentre Group REIT	158,230	579,665
SEEK, Ltd. (a)	13,692	155,067
Sonic Healthcare, Ltd.	48,884	784,399
South32, Ltd. (b) (c)	72,835	86,656

South32, Ltd. (b) (c)	122,286	140,223
Stockland REIT	37,389	131,126
Suncorp Group, Ltd.	49,714	450,868
Sydney Airport	41,969	216,876
Tatts Group, Ltd.	222,713	633,479
Telstra Corp., Ltd.	167,609	693,897
TPG Telecom, Ltd.	14,017	124,201
Transurban Group Stapled Security	55,422	494,794
Treasury Wine Estates, Ltd.	48,400	332,637
Vicinity Centres REIT	126,268	312,144
Wesfarmers, Ltd.	45,722	1,365,188
Westfield Corp.	78,025	618,737
Westpac Banking Corp.	127,042	2,781,107
Woodside Petroleum, Ltd.	35,742	714,306
Woolworths, Ltd.	62,470	971,702
WorleyParsons, Ltd. (a)	19,134	102,580

		37,008,275

AUSTRIA — 0.2%
Andritz AG	1,382	65,206
Erste Group Bank AG (b)	13,626	307,449
OMV AG	13,540	379,290
Voestalpine AG (a)	12,064	402,343

		1,154,288

BELGIUM — 1.3%
Aedifica SA	2,230	172,626
Ageas	17,870	615,135
Anheuser-Busch InBev SA	34,245	4,474,029
Bekaert SA (a)	3,792	164,149
Delhaize Group	6,536	686,398
Gimv NV	714	40,327
Groupe Bruxelles Lambert SA	3,117	254,379
KBC Group NV (b)	13,054	636,943
Proximus SADP	5,484	173,482
Solvay SA	2,861	265,017
UCB SA	9,008	672,500
Umicore SA	3,898	200,371

		8,355,356

CANADA — 8.1%
AGF Management, Ltd. Class B (a)	25,629	98,672
Agnico Eagle Mines, Ltd. (a)	8,816	469,345
Agrium, Inc. (a)	9,421	847,941
Alamos Gold, Inc. Class A	9,446	80,808
Alimentation Couche-Tard, Inc. Class B	16,227	693,212
AltaGas, Ltd. (a)	5,600	135,397
Amaya, Inc. (a) (b)	7,135	108,890
ARC Resources, Ltd. (a)	14,358	244,441
Athabasca Oil Corp. (b)	13,202	14,537
Avigilon Corp. (a) (b)	2,622	26,791
B2Gold Corp. (b)	42,761	106,680
Badger Daylighting, Ltd. (a)	2,540	44,006
Bank of Montreal (a)	23,230	1,465,849
Bank of Nova Scotia	46,093	2,246,976
Bankers Petroleum, Ltd. (b)	21,508	34,116
Barrick Gold Corp.	46,402	985,422
BCE, Inc. (a)	10,546	496,483
BlackBerry, Ltd. (a) (b)	24,872	166,043
Bombardier, Inc. Class B (a) (b)	92,404	138,033

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Brookfield Asset Management, Inc. Class A (a)	41,906	$1,379,119
Brookfield Business Partners L.P. (b)	1	19
CAE, Inc.	11,105	133,479
Cameco Corp. (a)	25,673	280,511
Canadian Energy Services & Technology Corp. (a)	12,064	37,807
Canadian Imperial Bank of Commerce	17,107	1,278,250
Canadian National Railway Co.	30,865	1,813,114
Canadian Natural Resources, Ltd.	50,251	1,542,315
Canadian Pacific Railway, Ltd.	7,669	982,201
Canadian Solar, Inc. (b)	1,748	26,430
Canadian Tire Corp., Ltd. Class A	3,224	349,409
Canadian Utilities, Ltd. Class A	4,500	129,695
Canadian Western Bank (a)	17,066	323,922
CCL Industries, Inc. Class B	956	165,509
Cenovus Energy, Inc.	29,587	407,115
CGI Group, Inc. Class A (b)	16,354	694,985
CI Financial Corp. (a)	9,286	192,699
Constellation Software, Inc.	785	302,231
Crescent Point Energy Corp. (a)	27,383	430,343
CT Real Estate Investment Trust	11,221	127,875
Detour Gold Corp. (b)	7,434	185,006
DH Corp.	4,100	101,371
Dollarama, Inc.	4,343	301,639
Eldorado Gold Corp.	25,418	113,713
Element Financial Corp. (a)	14,824	156,379
Emera, Inc. (a)	5,625	210,586
Empire Co., Ltd. Class A	6,200	91,709
Enbridge, Inc. (a)	34,046	1,434,771
Encana Corp. (a)	36,312	281,001
Enerplus Corp.	6,036	39,552
Exchange Income Corp.	5,508	132,409
Fairfax Financial Holdings, Ltd.	1,464	784,396
Finning International, Inc.	5,333	86,399
Firm Capital Mortgage Investment Corp. (a)	22,386	237,184
First Majestic Silver Corp. (b)	10,584	143,027
First Quantum Minerals, Ltd. (a)	25,745	179,801
Fortis, Inc. (a)	9,598	322,742
Franco-Nevada Corp.	6,560	496,230
George Weston, Ltd.	1,800	154,969
Gildan Activewear, Inc.	8,940	260,483
Goldcorp, Inc.	36,080	686,762
Gran Tierra Energy, Inc. (b)	19,235	64,280
Great-West Lifeco, Inc.	11,676	306,397
Home Capital Group, Inc. (a)	2,614	64,449
Husky Energy, Inc.	22,988	279,141
Hydro One, Ltd. (a) (d)	6,400	127,931
IAMGOLD Corp. (a) (b)	32,501	133,888
Imperial Oil, Ltd. (a)	9,485	298,565
Industrial Alliance Insurance & Financial Services, Inc.	3,900	121,952
Innergex Renewable Energy, Inc. (a)	19,413	216,597
Intact Financial Corp.	5,431	385,945
Inter Pipeline, Ltd. (a)	12,947	273,156
K-Bro Linen, Inc. (a)	5,333	172,387
Keyera Corp. (a)	6,597	200,750
Kinross Gold Corp. (b)	42,227	206,144

Linamar Corp.	1,930	68,390
Loblaw Cos., Ltd.	8,986	478,188
Lundin Mining Corp. (b)	28,420	95,412
MacDonald Dettwiler & Associates, Ltd. (a)	1,748	113,424
Magna International, Inc.	15,100	527,285
Manulife Financial Corp.	79,967	1,088,024
Methanex Corp. (a)	3,232	93,548
Metro, Inc.	9,459	327,828
National Bank of Canada (a)	14,402	490,047
New Gold, Inc. (b)	22,998	100,053
Onex Corp.	3,125	190,094
Open Text Corp.	4,195	246,751
Parex Resources, Inc. (b)	13,991	134,771
Pembina Pipeline Corp.	11,844	358,047
Pengrowth Energy Corp. (a)	17,660	32,092
Penn West Petroleum, Ltd.	19,647	27,231
Peyto Exploration & Development Corp. (a)	5,076	135,548
Potash Corp. of Saskatchewan, Inc. (a)	41,228	666,657
Power Corp. of Canada	14,358	304,031
Power Financial Corp. (a)	11,968	273,236
PrairieSky Royalty, Ltd. (a)	7,905	149,250
Precision Drilling Corp. (a)	11,897	62,751
Pure Industrial Real Estate Trust	32,357	128,312
Redknee Solutions, Inc. (a) (b)	18,358	26,292
Restaurant Brands International, Inc.	6,675	276,416
Richelieu Hardware, Ltd.	2,072	40,444
Richmont Mines, Inc. (b)	5,700	52,624
RioCan Real Estate Investment Trust	6,000	135,505
Ritchie Bros Auctioneers, Inc. (a)	4,100	137,835
Rogers Communications, Inc. Class B	21,698	873,801
Royal Bank of Canada (a)	61,175	3,595,980
Russel Metals, Inc.	2,318	40,838
Saputo, Inc.	10,109	298,670
Secure Energy Services, Inc. (a)	7,345	49,939
SEMAFO, Inc. (b)	17,747	84,724
Seven Generations Energy, Ltd. Class A (b)	6,700	127,221
Shaw Communications, Inc. Class B	31,358	598,813
Sherritt International Corp.	36,518	22,495
Silver Wheaton Corp. (a)	15,346	359,338
Sirius XM Canada Holdings, Inc. (a)	486	1,710
SNC-Lavalin Group, Inc.	7,658	319,953
Stantec, Inc. (a)	2,968	71,600
Sun Life Financial, Inc.	29,731	971,574
Suncor Energy, Inc.	74,030	2,042,993
Teck Resources, Ltd. Class B (a)	22,603	296,048
TELUS Corp.	18,108	580,036
TMX Group, Ltd.	1,887	78,098
Toronto-Dominion Bank	75,730	3,235,159
Tourmaline Oil Corp. (b)	4,898	128,267
TransCanada Corp. (a)	34,128	1,536,246
Trinidad Drilling, Ltd.	8,747	17,107
Turquoise Hill Resources, Ltd. (b)	36,648	123,317
Vermilion Energy, Inc. (a)	4,300	136,215
Waste Connections, Inc.	2,022	145,325
West Fraser Timber Co., Ltd.	1,587	46,155
Yamana Gold, Inc.	44,981	232,750

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Yellow Pages, Ltd. (b)	4,328	$61,053

		51,087,892

CHILE — 0.0% (e)
Antofagasta PLC (a)	13,226	82,320

CHINA — 0.1%
APT Satellite Holdings, Ltd.	137,000	95,713
Bloomage BioTechnology Corp., Ltd.	24,147	37,351
China Everbright Water, Ltd.	94,997	44,820
China New Town Development Co., Ltd. (b)	1,528,500	56,784
Chong Hing Bank, Ltd.	1,385	2,821
ENN Energy Holdings, Ltd.	38,000	186,866
HC International, Inc. (b)	60,000	38,283
Sino Grandness Food Industry Group, Ltd. (a)	193,500	88,418

		551,056

DENMARK — 1.6%
AP Moeller — Maersk A/S Class B	501	651,237
Carlsberg A/S Class B	2,067	195,842
Chr Hansen Holding A/S	3,715	242,922
Coloplast A/S Class B (a)	3,325	247,111
Danske Bank A/S	38,539	1,009,399
DSV A/S	6,765	283,054
FLSmidth & Co. A/S	7,075	251,335
Genmab A/S (b)	2,067	373,472
GN Store Nord A/S	21,881	393,066
Jyske Bank A/S	1,816	68,553
Novo Nordisk A/S Class B	75,413	4,032,582
Novozymes A/S Class B	8,422	401,934
Pandora A/S	4,717	638,860
SimCorp A/S	9,906	484,590
TDC A/S	10,056	49,028
Vestas Wind Systems A/S	10,392	702,183

		10,025,168

EGYPT — 0.0% (e)
Integrated Diagnostics Holdings PLC (d)	11,111	43,888

FINLAND — 1.0%
Amer Sports Oyj	5,186	141,500
Caverion Corp.	10,090	64,454
Elisa Oyj	5,867	224,217
Fortum Oyj	17,269	275,880
Kemira Oyj (a)	16,412	194,363
Kesko Oyj Class B	2,889	122,347
Kone Oyj Class B (a)	14,757	676,264
Konecranes Oyj (a)	2,652	66,762
Lassila & Tikanoja Oyj	1,433	26,507
Metso Oyj (a)	10,591	247,440
Neste Oyj	9,409	335,852
Nokia Oyj (c)	152,342	863,992
Nokia Oyj (c)	81,819	462,392
Sampo Oyj Class A	20,871	847,007
Sanoma Oyj (a)	14,443	84,319
Stockmann Oyj Abp Class B (a) (b)	15,113	87,223
Stora Enso Oyj Class R	32,055	255,690
Tikkurila Oyj	7,079	127,875
UPM-Kymmene Oyj	26,600	484,641

Valmet Oyj	10,370	137,671
Wartsila Oyj Abp	7,729	313,838
YIT Oyj (a)	14,943	107,076

		6,147,310

FRANCE — 7.4%
Accor SA	13,379	515,611
Air Liquide SA	12,599	1,316,544
Airbus Group SE	24,044	1,381,795
Albioma SA	11,959	184,009
Alstom SA (b)	12,102	280,658
Arkema SA	1,679	128,835
Atos SE	3,174	262,804
AXA SA	74,616	1,475,938
BNP Paribas SA	39,290	1,735,274
Bollore SA	20,399	69,120
Bourbon Corp. (a)	13,063	151,799
Bouygues SA	12,434	358,185
Bureau Veritas SA	8,582	181,197
Cap Gemini SA	6,038	524,559
Carrefour SA	33,900	836,455
Casino Guichard Perrachon SA (a)	5,348	298,375
CGG SA (a) (b)	52,068	37,021
Christian Dior SE	2,211	355,674
Cie de Saint-Gobain	25,247	963,594
Cie Generale des Etablissements Michelin	7,460	706,193
Credit Agricole SA	45,941	385,848
Danone SA	23,441	1,651,308
Dassault Systemes	3,972	301,299
Edenred	13,971	287,062
Electricite de France SA (a)	11,763	143,357
Engie SA	62,481	1,007,186
Essilor International SA	7,750	1,023,282
Eutelsat Communications SA	3,287	62,170
Faurecia	2,125	67,837
Gecina SA REIT	1,429	194,475
Groupe Eurotunnel SE	15,615	165,668
Hermes International	1,039	388,933
Iliad SA	846	171,525
Ingenico Group SA	1,939	226,399
Kering	4,435	716,641
Klepierre REIT	7,295	322,959
L’Oreal SA	10,028	1,916,183
Lagardere SCA	11,900	259,779
Legrand SA	10,485	539,433
LVMH Moet Hennessy Louis Vuitton SE	9,482	1,432,627
Natixis SA	17,912	67,837
Nexans SA (b)	3,739	156,787
Numericable-SFR SA	8,326	209,183
Orange SA	79,992	1,302,347
Pernod Ricard SA	8,023	892,206
Peugeot SA (b)	17,537	210,706
Plastic Omnium SA	2,751	77,307
Publicis Groupe SA	12,200	820,398
Renault SA	9,794	744,671
Rexel SA	11,342	142,573
Safran SA	13,098	886,460
Sanofi	46,094	3,836,511

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Schneider Electric SE (c)	20,991	$1,237,356
Schneider Electric SE (c)	2,000	117,016
SCOR SE	7,006	208,787
Societe BIC SA	1,055	148,792
Societe Generale SA	31,880	999,116
Sodexo SA	3,876	416,652
Suez Environment Co.	13,777	215,502
Technicolor SA	18,150	113,098
Technip SA	6,152	333,629
Teleperformance	2,210	188,977
Television Francaise 1	4,548	48,298
Thales SA	3,884	323,663
TOTAL SA	104,844	5,052,745
UBISOFT Entertainment (b)	6,070	222,602
Unibail-Rodamco SE (a)	3,732	968,728
Valeo SA (a)	14,709	655,763
Vallourec SA (a) (b)	19,061	68,059
Veolia Environnement SA	32,863	710,833
Vinci SA	18,012	1,274,464
Vivendi SA	48,352	907,811
Zodiac Aerospace	4,614	108,208

		46,694,696

GERMANY — 6.8%
Aareal Bank AG	1,932	60,667
adidas AG	11,150	1,591,121
Allianz SE	17,311	2,457,804
Axel Springer SE	2,359	123,502
BASF SE	33,495	2,554,180
Bayer AG	31,965	3,196,035
Bayerische Motoren Werke AG	10,237	748,216
Bayerische Motoren Werke AG, Preference Shares	2,094	132,787
Beiersdorf AG	3,845	362,616
Bilfinger SE (b)	5,139	150,351
Brenntag AG	5,967	287,899
Commerzbank AG	35,284	228,294
Continental AG	4,227	795,030
Covestro AG (d)	3,213	142,583
Daimler AG	32,268	1,918,591
Deutsche Bank AG (b)	44,368	607,507
Deutsche Boerse AG	10,434	852,450
Deutsche EuroShop AG (a)	2,423	110,621
Deutsche Lufthansa AG	6,894	80,648
Deutsche Post AG	45,644	1,276,578
Deutsche Telekom AG	129,373	2,196,146
Deutsche Wohnen AG	12,990	440,513
DMG Mori AG	2,742	128,871
E.ON SE	77,845	780,585
Evonik Industries AG	4,686	139,206
Fraport AG Frankfurt Airport Services Worldwide (a)	1,996	106,493
Freenet AG	4,955	127,022
Fresenius Medical Care AG & Co. KGaA	8,325	721,673
Fresenius SE & Co. KGaA	15,275	1,116,949
Fuchs Petrolub SE Preference Shares	2,690	105,448
GEA Group AG	6,806	319,647
Gerresheimer AG	1,622	124,317
Hamborner REIT AG	14,506	156,787

Hannover Rueck SE	2,320	241,786
HeidelbergCement AG	5,452	408,659
Henkel AG & Co. KGaA	4,817	518,394
Henkel AG & Co. KGaA, Preference Shares	7,587	923,372
HOCHTIEF AG	3,752	482,270
HUGO BOSS AG	2,504	141,595
Infineon Technologies AG	43,586	628,273
KION Group AG	2,954	142,543
KS AG (a)	8,103	165,142
KUKA AG	1,249	147,777
Lanxess AG	3,541	154,523
LEG Immobilien AG (b)	2,252	209,881
Linde AG	6,955	968,536
MAN SE	3,627	370,263
Merck KGaA	8,011	810,328
METRO AG	6,265	191,194
MorphoSys AG (a) (b)	832	34,505
MTU Aero Engines AG	1,461	135,999
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,681	948,273
Norma Group SE	1,896	89,552
OHB SE	4,008	79,725
OSRAM Licht AG	3,050	157,696
Porsche Automobil Holding SE Preference Shares	6,727	308,911
ProSiebenSat.1 Media SE	8,578	373,708
Puma SE (a)	1,520	339,586
Rheinmetall AG	1,652	97,637
RWE AG (b)	20,769	327,410
Salzgitter AG	3,936	103,567
SAP SE	36,550	2,727,045
Sartorius AG Preference Shares	1,792	132,091
Siemens AG	33,244	3,390,764
STADA Arzneimittel AG	3,014	155,500
Symrise AG	4,711	320,040
Telefonica Deutschland Holding AG	19,545	80,188
ThyssenKrupp AG	19,917	398,503
TUI AG	18,360	208,989
United Internet AG	4,754	196,470
Volkswagen AG	1,478	197,695
Volkswagen AG, Preference Shares	5,275	634,666
Vonovia SE	17,104	622,305
Wincor Nixdorf AG (b)	1,331	71,198
Wirecard AG (a)	5,191	227,563
Zalando SE (b) (d)	4,280	112,738

		43,117,997

HONG KONG — 2.9%
AIA Group, Ltd.	476,200	2,845,065
Bank of East Asia, Ltd. (a)	51,008	195,933
BOC Hong Kong Holdings, Ltd.	144,500	432,125
Cheung Kong Infrastructure Holdings, Ltd.	26,000	223,538
Cheung Kong Property Holdings, Ltd.	120,348	750,823
China Water Industry Group, Ltd. (a) (b)	700,000	120,908
Ching Lee Holdings, Ltd. (b)	60,000	43,542
CK Hutchison Holdings, Ltd.	120,348	1,311,612
CLP Holdings, Ltd.	73,500	748,458

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Dah Sing Banking Group, Ltd.	111,725	$206,227
Dah Sing Financial Holdings, Ltd.	56,085	344,840
Esprit Holdings, Ltd. (a) (b)	136,519	101,360
Galaxy Entertainment Group, Ltd.	98,000	290,541
Hang Lung Group, Ltd.	114,000	341,650
Hang Lung Properties, Ltd.	208,000	418,791
Hang Seng Bank, Ltd.	29,200	497,961
Henderson Land Development Co., Ltd.	64,641	362,869
HKT Trust & HKT, Ltd.	97,900	141,084
Hong Kong & China Gas Co., Ltd.	306,097	557,907
Hong Kong Exchanges and Clearing, Ltd.	46,206	1,117,337
Hongkong Land Holdings, Ltd.	85,900	523,131
Hopewell Highway Infrastructure, Ltd. (a)	6,975	3,470
Hopewell Holdings, Ltd.	131,500	416,131
Hysan Development Co., Ltd.	26,841	119,190
Jardine Matheson Holdings, Ltd.	10,605	618,378
Jardine Strategic Holdings, Ltd.	4,000	120,720
Li & Fung, Ltd. (a)	366,000	176,444
Link REIT	98,351	669,369
Major Holdings, Ltd. (d)	160,000	38,979
Melco Crown Entertainment, Ltd. ADR (a)	5,627	70,788
Melco International Development, Ltd. (a)	34,000	31,642
MTR Corp., Ltd.	54,947	277,641
New World Development Co., Ltd.	516,041	522,164
Noble Group, Ltd. (a) (b)	192,500	28,605
Pacific Basin Shipping, Ltd. (a) (b)	988,000	92,968
Power Assets Holdings, Ltd.	51,500	471,655
Sands China, Ltd.	98,000	327,806
Sino Land Co., Ltd.	306,753	500,582
SJM Holdings, Ltd.	57,000	34,606
Sun Hung Kai Properties, Ltd.	63,509	761,736
Sundart Holdings, Ltd.	82,000	48,410
Swire Pacific, Ltd. Class A	25,500	287,937
Techtronic Industries Co., Ltd.	49,500	205,773
Wharf Holdings, Ltd.	71,000	429,682
Wheelock & Co., Ltd.	125,000	584,078

		18,414,456

IRELAND — 0.7%
Bank of Ireland (b)	1,042,610	214,283
C&C Group PLC	15,233	59,688
CRH PLC	30,715	887,193
Experian PLC	42,727	806,498
Glanbia PLC	4,726	88,888
Green REIT PLC	25,407	39,206
Greencore Group PLC	20,309	83,483
IFG Group PLC	19,894	47,076
Irish Bank Resolution Corp., Ltd. (b) (f)	5,635	—
James Hardie Industries PLC	16,104	245,217
Kerry Group PLC Class A	5,839	518,038
Kingspan Group PLC	5,459	118,261
Malin Corp. PLC (b)	3,009	51,363
Paddy Power Betfair PLC	3,215	337,526
Ryanair Holdings PLC ADR (a)	4,755	330,663

Smurfit Kappa Group PLC	7,349	161,654
UDG Healthcare PLC	9,384	74,264

		4,063,301

ISRAEL — 0.7%
Bank Hapoalim BM	41,455	208,831
Bank Leumi Le-Israel BM (b)	54,300	190,771
Bezeq The Israeli Telecommunication Corp., Ltd.	81,574	161,725
Check Point Software Technologies, Ltd. (a) (b)	5,539	441,348
Evogene, Ltd. (b)	6,456	40,066
Israel Chemicals, Ltd.	16,883	65,408
Mazor Robotics, Ltd. (b)	5,968	52,891
Nice-Systems, Ltd.	2,398	149,505
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	6,196	233,289
Reit 1, Ltd.	57,980	172,535
Shufersal, Ltd.	89,201	298,564
Strauss Group, Ltd.	25,503	400,515
Teva Pharmaceutical Industries, Ltd. ADR	41,232	2,071,083

		4,486,531

ITALY — 1.7%
A2A SpA	56,172	73,512
Assicurazioni Generali SpA	52,864	619,593
Atlantia SpA	15,651	388,958
Azimut Holding SpA	3,760	60,945
Banca Generali SpA	2,760	55,008
Banca IFIS SpA	7,376	148,728
Banca Monte dei Paschi di Siena SpA (b)	137,539	57,941
Banca Popolare dell’Emilia Romagna SC	20,403	74,301
Banca Popolare di Milano Scarl	235,227	96,246
Banca Popolare di Sondrio Scarl	28,115	72,026
Banco Popolare SC	9,916	23,619
BI Esse SpA	439	5,501
Brembo SpA	3,385	185,809
Cairo Communication SpA (a)	19,508	97,526
Credito Valtellinese SC	58,004	26,478
Davide Campari-Milano SpA	9,871	97,380
Enel SpA	272,560	1,205,145
Eni SpA	100,489	1,620,987
Esprinet SpA	15,349	87,903
EXOR SpA	3,701	135,601
Falck Renewables SpA	4,515	3,494
Ferrari NV	4,108	167,263
Immobiliare Grande Distribuzione SIIQ SpA	149,534	121,936
Interpump Group SpA	7,573	118,290
Intesa Sanpaolo SpA	518,945	981,240
Iren SpA	114,261	176,444
Leonardo-Finmeccanica SpA (b)	29,714	299,077
Luxottica Group SpA	5,398	261,705
Mediaset SpA	27,635	96,156
Mediobanca SpA	16,028	91,791
Prada SpA (a)	17,800	54,951
Prysmian SpA	6,927	151,140

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Recordati SpA	5,978	$179,314
Reply SpA	1,480	189,084
Rizzoli Corriere Della Sera Mediagroup SpA (a) (b)	2,876	2,570
Saipem SpA (b)	377,545	150,367
Salvatore Ferragamo SpA (a)	2,589	52,492
SAVE SpA	6,620	95,241
Snam SpA	82,525	491,411
Societa Cattolica di Assicurazioni S.c.r.l	19,178	120,804
Sogefi SpA (b)	14,656	21,411
Telecom Italia SpA/Milano (b) (c)	552,199	450,897
Telecom Italia SpA/Milano (b) (c)	232,890	149,287
Terna Rete Elettrica Nazionale SpA	54,126	300,295
UniCredit SpA	208,506	456,330
Unione di Banche Italiane SpA (a)	33,663	92,522
Unipol Gruppo Finanziario SpA	13,908	32,540
UnipolSai SpA	35,330	52,870
Yoox Net-A-Porter Group SpA (b)	2,750	63,516
Zignago Vetro SpA	15,046	91,600

		10,649,245

JAPAN — 22.6%
Acom Co., Ltd. (a) (b)	22,000	105,507
Activia Properties, Inc.	20	106,053
Aderans Co., Ltd.	16,100	79,252
Advance Residence Investment Corp.	38	101,973
Advantest Corp.	19,800	219,056
Aeon Co., Ltd.	50,620	782,565
AEON Financial Service Co., Ltd.	3,500	74,885
AEON REIT Investment Corp.	65	74,447
Aisin Seiki Co., Ltd.	7,000	282,143
Ajinomoto Co., Inc.	20,400	478,433
Akita Bank, Ltd.	126,550	360,197
Alconix Corp.	23,800	341,491
Alfresa Holdings Corp.	8,100	167,858
Alps Electric Co., Ltd.	7,100	132,117
ANA Holdings, Inc.	36,000	102,185
Aomori Bank, Ltd.	10,101	27,963
Aoyama Trading Co., Ltd.	2,100	76,967
Aozora Bank, Ltd.	51,000	175,982
Asahi Glass Co., Ltd. (a)	51,000	274,413
Asahi Group Holdings, Ltd.	30,036	967,921
Asahi Kasei Corp.	91,550	631,810
Asics Corp.	7,500	125,451
Astellas Pharma, Inc.	114,600	1,787,309
Atom Corp. (a)	41,000	272,161
Awa Bank, Ltd. (a)	11,550	60,007
Bandai Namco Holdings, Inc.	8,500	218,155
Bank of Iwate, Ltd. (a)	9,055	339,816
Bank of Kyoto, Ltd.	16,000	97,163
Bank of Okinawa, Ltd. (a)	12,666	369,152
Bridgestone Corp. (a)	27,865	887,910
Brother Industries, Ltd.	7,300	77,419
Calbee, Inc.	3,700	153,641
Can Do Co., Ltd. (a)	5,300	84,726
Canon, Inc. (a)	50,416	1,431,295
Casio Computer Co., Ltd. (a)	29,300	418,123
Central Japan Railway Co.	7,400	1,307,389
Chiba Bank, Ltd.	35,550	166,679

Chubu Electric Power Co., Inc.	37,965	536,040
Chugai Pharmaceutical Co., Ltd. (a)	14,780	523,689
Chugoku Electric Power Co., Inc.	6,100	77,239
COLOPL, Inc.	2,000	39,283
Colowide Co., Ltd.	2,400	43,279
Concordia Financial Group, Ltd. (b)	48,100	186,980
COOKPAD, Inc.	6,300	76,393
Credit Saison Co., Ltd.	23,200	387,383
CyberAgent, Inc. (a)	2,900	174,413
Dai Nippon Printing Co., Ltd.	27,000	298,713
Dai-ichi Life Insurance Co., Ltd.	45,900	504,233
Daicel Corp.	10,200	104,694
Daifuku Co., Ltd.	5,300	93,921
Daiichi Sankyo Co., Ltd.	37,965	915,357
Daiken Medical Co., Ltd. (a)	11,900	90,245
Daikin Industries, Ltd.	16,510	1,370,174
Daisan Bank, Ltd.	7,651	11,336
Daishi Bank, Ltd.	15,176	48,077
Daito Trust Construction Co., Ltd.	5,355	868,576
Daiwa House Industry Co., Ltd.	26,800	779,000
Daiwa House REIT Investment Corp.	10	58,875
Daiwa House Residential Investment Corp.	38	103,380
Daiwa Securities Group, Inc.	94,550	495,376
DeNA Co., Ltd.	6,900	159,940
Denso Corp.	16,510	575,653
Dentsu, Inc. (a)	8,100	376,616
Don Quijote Holdings Co., Ltd.	3,400	125,275
Dowa Holdings Co., Ltd.	22,000	112,155
East Japan Railway Co.	15,500	1,425,202
Ebara Corp.	19,000	103,899
Eighteenth Bank, Ltd.	8,251	20,026
Eisai Co., Ltd.	12,751	706,966
Electric Power Development Co., Ltd.	5,500	127,542
euglena Co., Ltd. (a) (b)	5,000	69,451
F@N Communications, Inc. (a)	6,700	51,659
FANUC Corp.	7,755	1,249,916
Fast Retailing Co., Ltd.	2,600	691,880
Feed One Co., Ltd.	189,400	210,465
Financial Products Group Co., Ltd. (a)	11,300	114,884
Foster Electric Co., Ltd. (a)	14,300	222,745
Frontier Real Estate Investment Corp.	20	104,104
Fuji Heavy Industries, Ltd.	25,500	864,499
FUJIFILM Holdings Corp.	25,310	973,025
Fujitsu, Ltd.	87,513	319,036
Fukuoka Corp. REIT	10	19,826
Fukuoka Financial Group, Inc.	126,550	413,240
Furukawa Electric Co., Ltd.	95,550	219,805
GLP J — REIT	140	177,132
GMO internet, Inc. (a)	3,500	36,061
GS Yuasa Corp.	17,000	64,626
GungHo Online Entertainment, Inc. (a)	14,800	39,817
Gurunavi, Inc.	6,000	172,824
Hankyu Hanshin Holdings, Inc.	55,513	412,330
Hankyu REIT, Inc.	163	207,980
Heiwa Real Estate REIT, Inc.	362	293,227
Hino Motors, Ltd.	7,800	76,867
Hirose Electric Co., Ltd. (a)	900	109,748
Hitachi Metals, Ltd.	9,800	98,296

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Hitachi, Ltd.	215,475	$890,339
Hokkoku Bank, Ltd.	126,550	340,460
Honda Motor Co., Ltd.	72,275	1,812,335
Hoya Corp.	28,506	1,009,755
Hulic Co., Ltd.	13,300	138,977
Hyakugo Bank, Ltd.	10,550	36,198
Ibiden Co., Ltd.	13,100	146,847
Ichigo Office REIT Investment	501	391,170
IHI Corp.	45,000	119,310
Iida Group Holdings Co., Ltd.	5,000	101,521
Industrial & Infrastructure Fund Investment Corp.	40	223,414
Infomart Corp.	10,900	99,236
Inpex Corp.	31,100	240,518
Intage Holdings, Inc.	9,300	140,239
Iriso Electronics Co., Ltd.	2,200	122,020
Isetan Mitsukoshi Holdings, Ltd.	15,600	137,768
Isuzu Motors, Ltd.	54,300	660,820
ITOCHU Corp.	93,750	1,132,694
Iwatani Corp. (a)	14,000	79,150
J Front Retailing Co., Ltd.	5,100	52,447
Jafco Co., Ltd.	2,100	51,502
Japan Airlines Co., Ltd.	4,000	128,356
Japan Airport Terminal Co., Ltd. (a)	4,800	172,181
Japan Digital Laboratory Co., Ltd.	17,920	242,799
Japan Excellent, Inc.	69	94,565
Japan Exchange Group, Inc.	24,600	280,074
Japan Hotel REIT Investment Corp.	874	736,924
Japan Logistics Fund, Inc.	37	86,450
Japan Post Bank Co., Ltd.	15,500	181,153
Japan Post Holdings Co., Ltd.	5,000	60,483
Japan Prime Realty Investment Corp.	29	124,661
Japan Real Estate Investment Corp.	35	216,298
Japan Retail Fund Investment Corp. REIT	47	120,077
Japan Tissue Engineering Co., Ltd. (b)	2,200	26,677
Japan Tobacco, Inc. (a)	50,000	1,999,708
JFE Holdings, Inc. (a)	25,310	324,424
JGC Corp.	8,000	113,305
Joyo Bank, Ltd.	31,000	115,128
JSR Corp.	20,700	271,588
JTEKT Corp.	9,000	100,624
JX Holdings, Inc.	157,800	613,265
Kajima Corp.	87,475	603,687
Kakaku.com, Inc. (a)	10,400	205,283
Kaken Pharmaceutical Co., Ltd.	2,000	130,422
Kansai Electric Power Co., Inc. (b)	46,400	448,396
Kansai Paint Co., Ltd.	10,500	210,328
Kao Corp.	20,500	1,184,760
Kawai Musical Instruments Manufacturing Co., Ltd. (a)	8,000	152,607
Kawasaki Heavy Industries, Ltd.	46,000	127,790
KDDI Corp.	71,700	2,175,671
Keikyu Corp.	24,000	240,725
Keio Corp.	26,000	244,059
Keisei Electric Railway Co., Ltd.	15,000	192,124
Kenedix Office Investment Corp. REIT	42	250,960
Kenedix, Inc. (a)	12,000	44,683

Keyence Corp.	2,000	1,347,890
Kikkoman Corp.	8,000	292,426
Kintetsu Group Holdings Co., Ltd.	67,101	286,482
Kirin Holdings Co., Ltd. (a)	23,800	399,721
Kiyo Bank, Ltd.	28,600	351,820
KNT-CT Holdings Co., Ltd. (b)	111,000	153,641
Kobe Steel, Ltd.	143,000	115,694
Koito Manufacturing Co., Ltd.	5,000	227,849
Komatsu, Ltd.	46,520	802,390
Konami Holdings Corp. (a)	4,300	163,257
Konica Minolta, Inc.	44,275	319,363
Kubota Corp.	60,150	801,785
Kuraray Co., Ltd. (a)	13,900	164,621
Kurita Water Industries, Ltd.	13,410	297,768
Kyocera Corp.	22,000	1,038,347
Kyoritsu Maintenance Co., Ltd. (a)	600	39,828
Kyoto Kimono Yuzen Co., Ltd. (a)	19,500	154,152
Kyowa Hakko Kirin Co., Ltd. (a)	8,200	138,758
Kyushu Electric Power Co., Inc.	16,400	163,377
Kyushu Financial Group, Inc.	8,000	39,458
Lawson, Inc.	3,000	238,912
Leopalace21 Corp.	1,600	11,151
LIXIL Group Corp.	8,300	136,324
M3, Inc. (a)	7,200	249,147
Makita Corp.	5,600	369,003
Marubeni Corp.	128,550	575,775
Matsuya Co., Ltd. (a)	23,200	158,752
Mazda Motor Corp.	18,700	247,717
MCUBS MidCity Investment Corp.	100	344,575
Medipal Holdings Corp.	27,599	450,881
MEIJI Holdings Co., Ltd.	5,200	528,668
Meiko Network Japan Co., Ltd.	23,100	280,785
Milbon Co., Ltd.	10,600	475,807
Minebea Co., Ltd.	15,600	104,162
MISUMI Group, Inc.	45,400	811,173
Mitsubishi Chemical Holdings Corp.	58,800	266,345
Mitsubishi Corp.	74,138	1,292,121
Mitsubishi Electric Corp.	109,550	1,289,954
Mitsubishi Estate Co., Ltd.	56,925	1,039,288
Mitsubishi Gas Chemical Co., Inc.	15,000	77,639
Mitsubishi Heavy Industries, Ltd.	184,101	731,092
Mitsubishi Logistics Corp. (a)	9,000	124,749
Mitsubishi Materials Corp.	57,000	135,013
Mitsubishi Motors Corp.	37,800	172,806
Mitsubishi Tanabe Pharma Corp.	9,200	165,275
Mitsubishi UFJ Financial Group, Inc.	518,524	2,304,270
Mitsui & Co., Ltd.	89,926	1,063,702
Mitsui Chemicals, Inc.	96,550	350,098
Mitsui Fudosan Co., Ltd.	43,000	977,235
Mitsui OSK Lines, Ltd.	103,550	218,021
Mizuho Financial Group, Inc.	977,200	1,412,601
Mori Hills Investment Corp. REIT	60	94,278
MS&AD Insurance Group Holdings, Inc.	25,599	654,136
Murata Manufacturing Co., Ltd.	8,600	953,972
Musashino Bank, Ltd.	12,655	284,704
Nabtesco Corp.	5,200	123,069
Nachi-Fujikoshi Corp. (a)	15,000	45,180
Nagoya Railroad Co., Ltd. (a)	40,000	224,973

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Nanto Bank, Ltd.	124,550	$395,782
NEC Corp.	87,000	200,985
NGK Insulators, Ltd.	12,000	239,439
NGK Spark Plug Co., Ltd.	6,000	89,424
NH Foods, Ltd.	9,000	218,706
NHK Spring Co., Ltd.	8,800	70,853
Nidec Corp.	11,800	888,192
Nikon Corp. (a)	25,000	337,752
Nintendo Co., Ltd.	4,900	696,622
Nippon Accommodations Fund, Inc.	11	50,180
Nippon Building Fund, Inc.	38	234,467
Nippon Express Co., Ltd.	41,000	186,236
Nippon Paint Holdings Co., Ltd. (a)	8,200	199,984
Nippon Paper Industries Co., Ltd. (a)	4,200	73,159
Nippon Prologis, Inc. REIT	10	24,466
Nippon Steel & Sumitomo Metal Corp.	41,300	788,239
Nippon Suisan Kaisha, Ltd.	80,200	409,638
Nippon Telegraph & Telephone Corp.	26,000	1,216,493
Nippon Yusen KK	126,550	220,806
Nissan Motor Co., Ltd.	101,141	904,935
Nissei ASB Machine Co., Ltd. (a)	4,300	71,213
Nisshin Seifun Group, Inc.	9,700	154,875
Nissin Foods Holdings Co., Ltd.	4,100	223,404
Nitori Holdings Co., Ltd.	1,700	204,484
Nitto Denko Corp.	7,900	495,608
Nomura Holdings, Inc.	163,785	583,042
Nomura Real Estate Master Fund, Inc.	70	111,015
Nomura Research Institute, Ltd.	3,300	120,304
NSK, Ltd.	16,300	119,481
NTT Data Corp.	9,300	437,850
NTT DOCOMO, Inc.	62,600	1,688,107
Obayashi Corp.	82,950	877,286
Odakyu Electric Railway Co., Ltd.	28,000	326,426
Ogaki Kyoritsu Bank, Ltd.	126,550	347,861
Oji Holdings Corp.	23,000	87,884
Oki Electric Industry Co., Ltd.	36,000	47,724
Olympus Corp.	13,500	499,391
Omron Corp.	7,800	251,662
Ono Pharmaceutical Co., Ltd.	20,300	876,982
Oriental Land Co., Ltd.	10,500	677,961
ORIX Corp.	50,500	643,864
Orix JREIT, Inc. REIT	66	114,064
Osaka Gas Co., Ltd.	75,000	286,870
Otsuka Holdings Co., Ltd.	21,100	970,571
Panasonic Corp.	101,450	871,210
Pigeon Corp. (a)	8,600	253,582
Rakuten, Inc.	27,400	294,459
Raysum Co., Ltd.	3,300	22,678
Recruit Holdings Co., Ltd. (a)	18,500	673,531
Renesas Electronics Corp. (b)	9,000	50,794
Resona Holdings, Inc.	85,100	308,580
Ricoh Co., Ltd.	23,600	203,357
Ringer Hut Co., Ltd.	900	20,730
Riso Kyoiku Co., Ltd.	18,206	71,163
Rock Field Co., Ltd. (a)	22,400	330,574
Rohm Co., Ltd.	5,700	222,522
Rohto Pharmaceutical Co., Ltd.	5,901	89,444
Ryohin Keikaku Co., Ltd.	1,000	242,519
San-In Godo Bank, Ltd.	6,050	39,158

Sankyo Seiko Co., Ltd.	45,900	149,436
Sanrio Co., Ltd. (a)	3,900	69,188
Santen Pharmaceutical Co., Ltd.	16,400	255,775
Sawai Pharmaceutical Co., Ltd.	1,600	123,521
SBI Holdings, Inc.	7,600	74,748
Secom Co., Ltd.	12,848	945,910
Sega Sammy Holdings, Inc.	5,300	56,776
Seibu Holdings, Inc.	8,500	143,255
Seiko Epson Corp.	16,700	265,826
Seino Holdings Co., Ltd.	7,700	70,177
Sekisui Chemical Co., Ltd.	15,500	189,463
Sekisui House SI Residential Investment Corp.	139	161,234
Sekisui House, Ltd.	25,000	433,644
Seria Co., Ltd.	1,900	156,867
Seven & i Holdings Co., Ltd.	37,828	1,578,533
Sharp Corp. (a) (b)	65,000	69,695
Shiga Bank, Ltd. (a)	11,550	49,199
Shikoku Bank, Ltd.	9,101	17,742
Shikoku Electric Power Co., Inc.	7,800	91,693
Shimadzu Corp.	12,000	178,263
Shimano, Inc. (a)	3,700	560,103
Shimizu Corp.	31,513	293,659
Shin-Etsu Chemical Co., Ltd.	19,917	1,157,473
Shinsei Bank, Ltd.	67,000	96,657
Shionogi & Co., Ltd. (a)	12,400	673,001
Shiseido Co., Ltd.	9,000	231,338
Shizuoka Bank, Ltd.	27,000	188,703
SMC Corp.	3,100	752,564
SMS Co., Ltd.	7,500	164,197
SoftBank Group Corp.	39,936	2,253,529
Sohgo Security Services Co., Ltd.	3,800	187,055
Sompo Japan Nipponkoa Holdings, Inc.	26,000	683,897
Sony Corp.	48,620	1,416,089
Square Enix Holdings Co., Ltd.	3,400	109,699
Stanley Electric Co., Ltd.	21,373	451,460
Start Today Co., Ltd.	2,700	141,593
Starts Proceed Investment Corp.	51	85,307
Sumitomo Chemical Co., Ltd.	126,550	515,624
Sumitomo Corp.	68,275	681,818
Sumitomo Dainippon Pharma Co., Ltd. (a)	5,300	91,287
Sumitomo Electric Industries, Ltd.	42,020	549,058
Sumitomo Heavy Industries, Ltd.	24,000	103,870
Sumitomo Metal Mining Co., Ltd.	24,000	240,608
Sumitomo Mitsui Financial Group, Inc.	53,000	1,511,629
Sumitomo Mitsui Trust Holdings, Inc.	212,550	683,293
Sumitomo Precision Products Co., Ltd.	46,000	138,103
Sumitomo Realty & Development Co., Ltd.	20,000	536,992
Sun Corp. (a)	3,000	19,066
Sun Frontier Fudousan Co., Ltd.	3,100	31,396
Suntory Beverage & Food, Ltd.	5,000	225,168
Suruga Bank, Ltd.	7,400	166,264
Suzuki Motor Corp.	17,900	480,433
Sysmex Corp.	5,800	395,185
T&D Holdings, Inc.	38,200	319,817
Tadano, Ltd.	6,000	49,479
Taiheiyo Cement Corp.	23,000	54,031

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Taisei Corp.	71,438	$583,537
Taiyo Yuden Co., Ltd. (a)	17,900	154,241
Takeda Pharmaceutical Co., Ltd.	34,565	1,490,550
Takeuchi Manufacturing Co., Ltd. (a)	15,100	192,669
TDK Corp.	9,755	539,145
Teijin, Ltd.	130,550	428,846
Temp Holdings Co., Ltd.	6,400	109,921
Terumo Corp.	25,600	1,084,238
THK Co., Ltd.	5,400	91,219
Tobu Railway Co., Ltd.	47,000	257,013
Toho Bank, Ltd.	12,101	37,274
Tohoku Electric Power Co., Inc. (a)	40,100	503,058
Tokio Marine Holdings, Inc.	33,365	1,095,038
Tokyo Dome Corp.	65,000	293,352
Tokyo Electric Power Co. Holdings, Inc. (b)	50,975	214,652
Tokyo Electron, Ltd.	9,155	765,222
Tokyo Gas Co., Ltd.	128,475	526,473
Tokyo Tatemono Co., Ltd.	6,800	80,998
Tokyu Corp.	50,550	441,986
Tokyu Fudosan Holdings Corp.	17,000	105,059
Toppan Printing Co., Ltd.	28,000	239,633
Toray Industries, Inc.	108,550	919,908
Toshiba Corp. (a) (b)	210,513	567,168
TOTO, Ltd.	4,000	158,300
Toyo Suisan Kaisha, Ltd.	3,000	121,064
Toyo Tire & Rubber Co., Ltd.	6,800	73,442
Toyota Industries Corp.	7,500	294,985
Toyota Motor Corp.	113,788	5,603,441
Toyota Tsusho Corp.	6,900	147,026
Trend Micro, Inc.	4,500	159,884
Unicharm Corp.	15,300	340,779
United Urban Investment Corp.	55	99,235
Usen Corp. (b)	29,930	88,398
USS Co., Ltd.	8,310	136,326
ValueCommerce Co., Ltd.	4,400	14,711
Warabeya Nichiyo Co., Ltd.	12,900	236,900
West Japan Railway Co.	6,800	428,654
Yahoo! Japan Corp.	43,700	192,537
Yakult Honsha Co., Ltd. (a)	4,200	216,161
Yamada Denki Co., Ltd. (a)	67,580	355,719
Yamagata Bank, Ltd. (a)	113,176	441,275
Yamaha Corp.	8,500	226,772
Yamaha Motor Co., Ltd.	9,600	144,201
Yamanashi Chuo Bank, Ltd.	7,550	26,420
Yamato Holdings Co., Ltd.	13,500	307,991
Yaskawa Electric Corp.	8,400	108,326
Yokogawa Electric Corp.	8,100	90,483
Zenrin Co., Ltd.	24,100	467,952

		142,403,082

JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	5,362	176,689

LUXEMBOURG — 0.1%
ArcelorMittal (b)	53,331	242,384
SES SA	12,961	279,485
Tenaris SA (a)	14,414	208,332

		730,201

MACAU — 0.0% (e)
MGM China Holdings, Ltd.	21,600	28,009
Wynn Macau, Ltd.	40,800	58,587

		86,596

MALTA — 0.0% (e)
Catena Media PLC (b)	8,023	53,501

MEXICO — 0.0% (e)
Fresnillo PLC	7,620	167,465

NETHERLANDS — 3.2%
Aegon NV	83,762	328,485
AerCap Holdings NV (b)	3,149	105,775
Akzo Nobel NV	13,680	856,699
Altice NV Class A (a) (b)	12,064	180,666
ASML Holding NV	19,892	1,953,331
Constellium NV Class A (a) (b)	3,121	14,637
Fugro NV (a) (b)	5,123	90,265
Gemalto NV	2,770	168,607
Heineken Holding NV	3,680	299,100
Heineken NV	8,351	767,902
ING Groep NV	158,876	1,620,123
Koninklijke Ahold NV	32,252	713,024
Koninklijke DSM NV	10,921	630,778
Koninklijke KPN NV (a)	176,205	637,182
Koninklijke Philips NV	49,383	1,228,635
NXP Semiconductors NV (b)	13,223	1,035,890
OCI NV (a) (b)	1,534	20,868
PostNL NV (b)	30,337	124,060
Randstad Holding NV	2,470	99,211
Royal Dutch Shell PLC Class A	177,977	4,871,405
Royal Dutch Shell PLC Class B	135,456	3,733,820
SBM Offshore NV	16,020	186,606
Wolters Kluwer NV	11,656	473,424

		20,140,493

NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a) (b)	108,875	141,900
Air New Zealand, Ltd.	48,243	71,981
Auckland International Airport, Ltd.	20,239	93,692
Fisher & Paykel Healthcare Corp., Ltd.	93,487	669,144
Fletcher Building, Ltd.	13,683	83,612
Goodman Property Trust	89,295	82,357
Infratil, Ltd.	38,163	86,839
Kiwi Property Group, Ltd.	91,086	96,659
Property for Industry, Ltd.	90,072	100,714
Steel & Tube Holdings, Ltd.	57,001	75,509
Stride Property, Ltd. (a)	58,898	98,576
Vital Healthcare Property Trust (a)	78,276	124,318
Xero, Ltd. (a) (b)	4,126	53,481

		1,778,782

NORWAY — 0.6%
Akastor ASA (a) (b)	5,331	5,918
Aker Solutions ASA (b)	5,331	22,616
DNB ASA	46,221	548,767
DNO ASA (b)	30,650	34,101
Marine Harvest ASA (b)	13,230	220,554
Norsk Hydro ASA	77,503	280,820
Orkla ASA	74,249	655,273
Schibsted ASA Class A	2,690	79,948

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Schibsted ASA Class B	2,585	$73,646
Statoil ASA (a)	42,604	733,661
Storebrand ASA (b)	42,975	161,054
Telenor ASA	39,388	647,684
TGS Nopec Geophysical Co. ASA	4,364	71,030
Yara International ASA	12,981	409,227

		3,944,299

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a) (b)	1,747,247	35,328
EDP — Energias de Portugal SA	132,007	403,883
Galp Energia SGPS SA	16,101	223,592
Mota-Engil SGPS SA (a)	20,821	34,419
NOS SGPS SA	49,368	298,907
Pharol SGPS SA (a)	57,097	6,597

		1,002,726

SINGAPORE — 1.2%
AIMS AMP Capital Industrial REIT	112,298	116,395
Ascendas Hospitality Trust (a)	160,100	80,294
Ascendas REIT	80,915	149,097
Cache Logistics Trust (a)	129,000	82,428
CapitaLand, Ltd.	250,000	570,250
City Developments, Ltd.	18,900	114,307
ComfortDelGro Corp., Ltd.	82,500	168,568
COSCO Corp. Singapore, Ltd. (a) (b)	472,500	105,320
Croesus Retail Trust	269,928	163,453
DBS Group Holdings, Ltd.	69,616	815,178
Genting Singapore PLC	507,300	273,269
Global Logistic Properties, Ltd.	67,500	90,525
IGG, Inc. (a)	60,000	25,986
InterOil Corp. (b)	1,748	78,660
Jardine Cycle & Carriage, Ltd.	3,333	90,389
Keppel Corp., Ltd. (a)	132,675	542,174
Keppel REIT	33,413	26,067
Lippo Malls Indonesia Retail Trust	750,600	195,193
Oversea-Chinese Banking Corp., Ltd.	114,737	740,816
Oxley Holdings, Ltd. (a)	154,400	47,608
Sembcorp Industries, Ltd. (a)	34,100	71,448
Singapore Airlines, Ltd.	44,256	350,523
Singapore Exchange, Ltd.	31,500	178,342
Singapore Press Holdings, Ltd. (a)	61,500	180,493
Singapore Telecommunications, Ltd.	299,400	918,732
Soilbuild Business Space REIT	193,500	98,482
United Overseas Bank, Ltd.	44,712	611,929
UOL Group, Ltd.	24,428	99,099
Wilmar International, Ltd.	124,000	300,349

		7,285,374

SOUTH AFRICA — 0.1%
Investec PLC	21,751	134,655
Lonmin PLC (a) (b)	8,326	21,314
Mondi PLC	27,889	520,084

		676,053

SOUTH KOREA — 4.6%
Advanced Process Systems Corp. (b)	3,250	49,095
Amorepacific Corp.	1,012	379,110
Asiana Airlines, Inc. (b)	30,145	114,367
Bioland, Ltd. (a)	10,484	196,601
BNK Financial Group, Inc.	12,919	90,512

Celltrion, Inc. (a) (b)	3,408	284,333
CJ CGV Co., Ltd.	4,472	401,834
CMG Pharmaceutical Co., Ltd. (b)	8,860	46,998
Coway Co., Ltd.	1,518	137,718
Crown Confectionery Co., Ltd.	4,820	167,383
CUROCOM Co., Ltd. (b)	13,750	49,182
Dae Han Flour Mills Co., Ltd.	1,681	259,042
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,836	14,087
Digitech Systems Co., Ltd. (b) (f)	19,094	—
DIO Corp. (b)	1,500	61,987
Dongkuk Industries Co., Ltd.	60,098	261,920
Dongwon F&B Co., Ltd.	884	217,575
Dongwon Industries Co., Ltd. (a)	982	265,993
DY Corp.	9,963	51,205
E-MART, Inc.	689	103,483
Eyegene, Inc. (b)	2,810	54,036
Genic Co., Ltd. (b)	6,233	127,165
GS Home Shopping, Inc.	869	129,386
Hana Financial Group, Inc.	9,853	198,882
Hana Tour Service, Inc.	3,046	221,075
Hancom, Inc.	7,080	114,635
Hankook Shell Oil Co., Ltd.	349	134,679
Hankook Tire Co., Ltd.	1,703	75,403
Hanssem Co., Ltd.	1,804	249,022
Harim Co., Ltd. (a) (b)	27,190	110,710
Hotel Shilla Co., Ltd.	3,648	215,045
HS Industries Co., Ltd.	7,200	52,882
Huons Co., Ltd. (b)	1,950	161,167
Huons Global Co., Ltd.	1,819	95,384
Hyundai Elevator Co., Ltd. (b)	2,435	131,067
Hyundai Engineering Plastics Co., Ltd.	42,628	342,697
Hyundai Glovis Co., Ltd.	578	86,059
Hyundai Heavy Industries Co., Ltd. (b)	1,511	138,395
Hyundai Hy Communications & Network Co., Ltd.	42,391	137,274
Hyundai Mobis Co., Ltd.	2,297	502,534
Hyundai Motor Co. (a) (b)	5,823	684,999
Hyundai Motor Co. Preference Shares	951	79,508
Hyundai Securities Co., Ltd.	46,998	255,422
Hyundai Steel Co.	1,986	79,054
Infinitt Healthcare Co., Ltd. (b)	14,480	106,854
Interpark Holdings Corp.	10,014	51,815
Jeil Pharmaceutical Co.	630	54,695
Jenax, Inc. (a) (b)	15,226	309,318
JoyCity Corp. (a) (b)	3,316	81,471
Kangstem Biotech Co., Ltd. (b)	2,900	45,193
Kangwon Land, Inc.	3,501	126,745
KB Capital Co., Ltd.	4,395	86,423
KB Financial Group, Inc.	12,908	365,326
KCC Corp.	183	60,452
Kia Motors Corp.	8,411	315,454
KIWOOM Securities Co., Ltd.	6,659	412,773
Koh Young Technology, Inc.	11,178	397,395
Korea Electric Power Corp. ADR	28,965	751,063
Korea Zinc Co., Ltd.	575	253,592
Korean Air Lines Co., Ltd. (b)	2,743	61,797
KT Corp. ADR	27,212	388,043
KT&G Corp.	4,091	484,804

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Ktis Corp.	23,568	$90,335
KyungDong City Gas Co., Ltd.	1,556	106,989
LabGenomics Co., Ltd. (b)	3,680	56,230
LG Chem, Ltd.	1,681	379,442
LG Chem, Ltd. Preference Shares	717	118,893
LG Display Co., Ltd.	8,396	192,433
LG Display Co., Ltd. ADR	37,838	438,542
LG Electronics, Inc.	4,750	222,273
LG Household & Health Care, Ltd.	391	379,170
LG Uplus Corp.	8,767	82,962
Lotte Chemical Corp.	551	135,376
Lotte Food Co., Ltd.	368	272,202
Lotte Shopping Co., Ltd.	212	37,271
Medy-Tox, Inc.	684	256,177
Modetour Network, Inc.	10,342	248,707
Muhak Co., Ltd.	9,476	199,499
Multicampus Co., Ltd.	5,268	174,022
NAVER Corp.	1,213	747,693
NCSoft Corp.	628	128,670
Nexon GT Co., Ltd. (a) (b)	8,438	87,175
NHN Entertainment Corp. (b)	543	30,406
OCI Co., Ltd. (a) (b)	637	49,938
Orientbio, Inc. (b)	20,580	42,881
Orion Corp.	118	96,502
Ottogi Corp.	309	220,781
POSCO ADR	18,609	828,101
S-1 Corp.	1,450	135,955
Sajo Industries Co., Ltd. (a) (b)	5,809	301,583
Samchuly Bicycle Co., Ltd.	5,735	89,372
Samsung C&T Corp.	3,560	380,154
Samsung Electronics Co., Ltd. GDR	10,749	6,675,129
Samsung Engineering Co., Ltd. (b)	5,671	50,465
Samsung Fire & Marine Insurance Co., Ltd.	1,061	242,717
Samsung Heavy Industries Co., Ltd. (b)	6,135	48,788
Samsung Life Insurance Co., Ltd.	3,105	270,914
Samsung SDI Co., Ltd.	1,177	110,358
Samsung SDS Co., Ltd.	1,448	180,395
Shinhan Financial Group Co., Ltd.	16,024	528,638
Shinsegae Food Co., Ltd.	2,212	307,262
SK Holdings Co., Ltd.	978	171,936
SK Hynix, Inc.	19,708	554,360
SK Innovation Co., Ltd.	4,606	561,829
SK Telecom Co., Ltd. ADR	22,684	474,549
Woori Bank	7,626	63,029
Youlchon Chemical Co., Ltd.	8,757	102,635
Yungjin Pharmaceutical Co., Ltd. (b)	5,720	58,101

		28,812,957

SPAIN — 2.3%
Abengoa SA Class A (a) (b)	13,556	8,479
Abertis Infraestructuras SA (a)	18,733	274,711
Acciona SA (a)	1,020	73,917
Acerinox SA (a)	5,243	57,845
ACS Actividades de Construccion y Servicios SA	7,304	197,950
Aena SA (d)	2,833	372,171
Amadeus IT Holding SA Class A	17,293	754,537

Atresmedia Corp. de Medios de Comunicacion SA (a)	8,836	85,599
Banco Bilbao Vizcaya Argentaria SA	254,718	1,433,005
Banco de Sabadell SA (a)	185,094	242,438
Banco Popular Espanol SA	139,577	178,478
Banco Santander SA	556,898	2,121,473
Bankia SA	115,514	82,901
Bankinter SA (a)	31,727	203,305
CaixaBank SA (a)	92,305	201,708
Distribuidora Internacional de Alimentacion SA (a)	29,665	171,439
Ebro Foods SA (a)	3,985	91,110
Enagas SA (a)	8,766	265,912
Endesa SA (a)	12,272	245,813
Faes Farma SA	10,483	34,181
Ferrovial SA	16,850	326,366
Gamesa Corp. Tecnologica SA	8,624	169,533
Gas Natural SDG SA (a)	13,919	273,159
Grifols SA	15,851	356,772
Grifols SA Class B, Preference Shares	10,043	167,359
Iberdrola SA	231,541	1,565,761
Indra Sistemas SA (a) (b)	19,331	203,891
Industria de Diseno Textil SA	43,361	1,440,821
Let’s GOWEX SA (a) (b) (f)	4,019	—
Mediaset Espana Comunicacion SA	7,768	86,860
NH Hotel Group SA (b)	32,875	138,055
Pharma Mar SA (a) (b)	40,818	96,815
Red Electrica Corp. SA	4,186	372,825
Repsol SA	51,746	655,929
Sacyr SA (a)	19,433	31,498
Telefonica SA	173,066	1,626,584

		14,609,200

SWEDEN — 2.6%
AddLife AB (b)	1,835	22,091
AddTech AB Class B	7,581	94,844
Alfa Laval AB (a)	32,197	501,612
Assa Abloy AB Class B	38,324	778,449
Atlas Copco AB Class A	25,222	646,871
Atlas Copco AB Class B	15,450	361,418
Bilia AB Class A	5,812	142,338
BillerudKorsnas AB (a)	6,857	101,406
Boliden AB	29,082	558,801
Electrolux AB Series B	18,663	503,322
Elekta AB Class B (a)	10,087	81,254
Getinge AB Class B	3,438	70,077
Hennes & Mauritz AB Class B	39,415	1,146,718
Hexagon AB Class B	7,800	281,613
Hexpol AB	12,092	122,737
Husqvarna AB Class B	15,896	117,353
ICA Gruppen AB (a)	2,986	99,278
Industrivarden AB Class A	7,493	130,091
Industrivarden AB Class C	6,328	101,649
Investor AB Class A	5,181	169,812
Investor AB Class B	14,355	475,919
JM AB (a)	3,194	79,504
Karo Pharma AB (a) (b)	45,394	141,978
Kinnevik AB Class B	12,470	294,357
KNOW IT AB	14,801	106,124
Lagercrantz Group AB Class B	19,692	184,772

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Lundin Petroleum AB (a) (b)	8,811	$158,797
Meda AB Class A	8,494	153,284
NetEnt AB (b)	54,922	538,025
Nibe Industrier AB Class B	12,756	105,087
Nordea Bank AB	123,266	1,031,496
Opus Group AB (a)	56,938	35,953
Orexo AB (a) (b)	4,265	22,954
Qliro Group AB (a) (b)	44,492	48,836
SAAB AB Class B	3,856	119,284
Sandvik AB (a)	59,494	588,080
Securitas AB Class B	12,370	188,776
Skandinaviska Enskilda Banken AB Class A	67,159	578,239
Skanska AB Class B	15,465	320,153
SKF AB Class A	10,147	162,995
Svenska Cellulosa AB SCA Class B	19,049	604,787
Svenska Handelsbanken AB Class A	57,544	691,395
Swedbank AB Class A	39,810	825,548
Swedish Match AB	6,114	211,071
Swedish Orphan Biovitrum AB (a) (b)	8,522	103,398
Tele2 AB Class B	30,156	261,779
Telefonaktiebolaget LM Ericsson Class B	145,988	1,107,915
Telia Co. AB	97,960	459,236
Tethys Oil AB	11,929	90,108
Trelleborg AB Class B	9,361	164,290
Volvo AB Class A	79,262	775,528

		16,661,402

SWITZERLAND — 7.7%
ABB, Ltd. (b)	77,414	1,519,355
Actelion, Ltd. (b)	4,152	695,552
Adecco Group AG	11,585	581,390
Aryzta AG (a) (b)	1,452	53,418
Baloise Holding AG	1,939	215,356
Chocoladefabriken Lindt & Spruengli AG (c)	42	250,051
Chocoladefabriken Lindt & Spruengli AG (c)	5	357,216
Cie Financiere Richemont SA	20,172	1,175,078
Clariant AG (b)	11,035	186,107
Coca-Cola HBC AG (b)	6,720	135,648
Comet Holding AG (a) (b)	197	149,236
Credit Suisse Group AG (b)	64,290	680,384
Galenica AG (a)	148	199,166
Geberit AG	1,482	559,819
Givaudan SA	355	712,769
Glencore PLC	440,377	899,822
Julius Baer Group, Ltd. (b)	12,727	507,016
Kuehne + Nagel International AG	4,668	652,619
LafargeHolcim, Ltd. (b) (c)	22,464	934,809
LafargeHolcim, Ltd. (b) (c)	390	16,074
Leonteq AG (a) (b)	1,774	97,878
Logitech International SA (a)	6,495	105,339
Lonza Group AG (b)	2,051	339,377
Meyer Burger Technology AG (a) (b)	4,824	17,232
Nestle SA	123,230	9,505,989
Novartis AG	106,000	8,720,899
Partners Group Holding AG	429	183,521
PSP Swiss Property AG	1,512	146,668

Roche Holding AG	28,214	7,416,963
Schindler Holding AG	1,721	310,918
SGS SA	439	1,003,094
Sika AG	78	326,348
Sonova Holding AG	2,188	289,727
STMicroelectronics NV	31,572	183,792
Sulzer AG (a)	3,248	281,391
Swatch Group AG (a) (c)	2,275	660,876
Swatch Group AG (c)	2,254	128,757
Swiss Life Holding AG (b)	1,239	284,759
Swiss Prime Site AG (b)	2,696	244,085
Swiss Re AG	13,510	1,175,295
Swisscom AG	979	485,078
Syngenta AG	4,486	1,722,657
Temenos Group AG (b)	3,727	185,547
U-Blox AG (a) (b)	700	150,462
UBS Group AG	148,527	1,916,428
Wolseley PLC	13,889	718,536
Zurich Insurance Group AG (b)	6,567	1,613,775

		48,696,276

UNITED KINGDOM — 14.4%
3i Group PLC	80,024	585,694
Aberdeen Asset Management PLC	43,206	161,375
Admiral Group PLC	9,475	257,123
Afren PLC (a) (b) (f)	55,933	—
Aggreko PLC	8,374	143,064
Amec Foster Wheeler PLC	35,161	230,316
Anglo American PLC	59,934	582,391
ARM Holdings PLC	49,921	754,766
Ashtead Group PLC	16,904	240,435
Associated British Foods PLC (a)	13,773	500,615
AstraZeneca PLC	52,330	3,124,879
Auto Trader Group PLC (d)	28,754	135,841
Aviva PLC	196,231	1,033,285
Avon Rubber PLC	17,711	201,247
Babcock International Group PLC	19,964	241,392
BAE Systems PLC	120,605	844,818
Balfour Beatty PLC (b)	103,526	297,546
Barclays PLC	532,915	987,388
Barratt Developments PLC	62,062	336,338
BBA Aviation PLC	45,316	133,757
Bellway PLC	3,923	99,536
Berkeley Group Holdings PLC	4,097	138,181
Big Yellow Group PLC REIT	10,741	112,140
Booker Group PLC	64,163	148,731
BP PLC	725,416	4,248,899
British American Tobacco PLC	75,033	4,857,729
British Land Co. PLC REIT	66,627	540,637
Britvic PLC	8,326	65,112
BT Group PLC	363,800	1,993,944
BTG PLC (b)	14,568	140,606
Bunzl PLC	12,806	394,081
Burberry Group PLC	21,155	328,048
Cairn Energy PLC (b)	16,864	46,801
Capita PLC	35,933	462,099
Capital & Counties Properties PLC	28,812	114,392
Centamin PLC	87,697	154,631
Centrica PLC	250,619	755,487
CNH Industrial NV	38,356	276,123

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Cobham PLC	48,157	$101,264
Coca-Cola European Partners PLC (a)	8,895	317,463
Compass Group PLC	67,034	1,274,269
Concentric AB	6,388	72,756
Croda International PLC	2,802	117,578
CYBG PLC (b)	28,441	88,309
Daily Mail & General Trust PLC Class A	8,755	69,812
Darty PLC	34,437	77,616
DCC PLC	3,289	289,525
Derwent London PLC	4,333	151,354
Diageo PLC	104,712	2,920,662
Dialog Semiconductor PLC (b)	3,011	89,681
Direct Line Insurance Group PLC	55,189	254,382
Dixons Carphone PLC	39,142	167,440
Drax Group PLC (a)	14,808	64,078
DS Smith PLC	21,262	109,798
easyJet PLC	9,676	140,473
Fiat Chrysler Automobiles NV (a)	41,148	251,195
Firstgroup PLC (b)	133,357	178,806
Foxtons Group PLC	14,038	20,924
G4S PLC	139,746	341,680
GKN PLC	66,119	238,382
GlaxoSmithKline PLC	200,584	4,302,318
Grafton Group PLC	8,360	55,297
Great Portland Estates PLC REIT	13,287	111,279
Greene King PLC	11,840	123,456
Halma PLC	14,602	198,518
Hammerson PLC	29,322	210,883
Hansteen Holdings PLC (a)	51,023	69,572
Hargreaves Lansdown PLC	7,579	125,936
Hays PLC	53,321	69,604
Henderson Group PLC	41,626	117,412
Hiscox, Ltd.	11,200	154,513
HomeServe PLC	15,429	108,696
Howden Joinery Group PLC	22,891	117,537
HSBC Holdings PLC	743,600	4,631,254
ICAP PLC	61,528	345,206
IG Group Holdings PLC	13,929	150,731
IMI PLC	8,901	115,062
Imperial Brands PLC	36,833	1,995,877
Inchcape PLC	15,984	134,187
Indivior PLC	30,996	104,044
Informa PLC	24,003	233,755
Inmarsat PLC	11,816	127,076
InterContinental Hotels Group PLC	8,337	306,819
International Consolidated Airlines Group SA (a)	26,081	129,001
International Personal Finance PLC	12,912	49,159
Intertek Group PLC	6,451	300,018
Intu Properties PLC	31,309	121,418
IP Group PLC (b)	26,957	51,171
ITV PLC	140,015	336,348
J Sainsbury PLC (a)	94,247	292,673
John Wood Group PLC	13,629	125,348
Johnson Matthey PLC	7,605	284,760
Keller Group PLC	3,866	46,771
Kingfisher PLC	149,758	645,634
Land Securities Group PLC REIT	50,324	698,968

Legal & General Group PLC	225,946	575,999
Lloyds Banking Group PLC	2,256,388	1,630,633
London Stock Exchange Group PLC	9,209	311,581
Man Group PLC	105,389	163,003
Marks & Spencer Group PLC	96,032	409,133
Meggitt PLC	24,158	131,083
National Grid PLC	160,182	2,346,879
Next PLC	8,182	539,229
Ocado Group PLC (a) (b)	15,268	47,086
Old Mutual PLC	288,202	771,693
Ophir Energy PLC (b)	22,645	23,839
Pearson PLC	45,602	589,491
Pennon Group PLC	15,899	200,955
Persimmon PLC	20,305	392,770
Petrofac, Ltd.	9,137	94,783
Provident Financial PLC	2,537	78,004
Prudential PLC	97,545	1,639,105
Randgold Resources, Ltd.	6,616	743,803
Reckitt Benckiser Group PLC	25,332	2,536,400
RELX NV	40,455	701,567
RELX PLC	46,764	860,194
Rentokil Initial PLC	70,682	182,550
Rightmove PLC	3,930	191,652
Rio Tinto PLC	45,162	1,384,947
Rio Tinto, Ltd.	11,611	393,373
Rolls-Royce Holdings PLC (b)	83,339	792,665
Royal Bank of Scotland Group PLC (b)	67,204	154,163
Royal Mail PLC	17,491	117,144
RSA Insurance Group PLC	56,494	377,228
SABMiller PLC	42,608	2,489,081
Sage Group PLC	42,882	370,031
Schroders PLC	4,367	137,539
Seadrill, Ltd. (a) (b)	7,520	24,048
Segro PLC	29,347	162,691
Serco Group PLC (a) (b)	69,195	103,045
Severn Trent PLC	9,105	296,378
Shaftesbury PLC	10,650	125,143
Sky PLC	51,026	578,434
Smith & Nephew PLC	36,573	619,446
Smiths Group PLC	37,651	580,326
Spirax-Sarco Engineering PLC	2,774	138,690
Sports Direct International PLC (b)	5,994	25,601
SSE PLC	52,537	1,091,397
St James’s Place PLC	20,000	209,878
Standard Chartered PLC	111,133	838,784
Standard Life PLC	129,351	507,683
TalkTalk Telecom Group PLC (a)	16,619	48,698
Tate & Lyle PLC	34,811	311,089
Taylor Wimpey PLC	94,150	166,512
Telecom Plus PLC (a)	2,403	33,472
Tesco PLC (b)	363,024	848,773
Thomas Cook Group PLC (b)	40,980	34,431
Travis Perkins PLC	6,113	120,453
Trinity Mirror PLC	18,052	21,115
Tullow Oil PLC (a) (b)	47,232	165,552
UBM PLC	15,043	128,899
Unilever NV	76,484	3,561,087
Unilever PLC	56,061	2,682,187

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

United Utilities Group PLC	27,151	$375,658
Victrex PLC	3,635	73,424
Vodafone Group PLC	1,099,367	3,345,622
Weir Group PLC	4,344	83,680
Whitbread PLC	7,214	336,757
William Hill PLC	55,002	189,331
Wm Morrison Supermarkets PLC (a)	150,749	377,651
Workspace Group PLC	9,016	83,103
WPP PLC	51,289	1,064,100
Xaar PLC	6,793	37,981

		90,765,917

UNITED STATES — 0.8%
Argonaut Gold, Inc. (b)	13,466	39,402
Ball Corp.	300	21,356
Carnival PLC	12,245	541,818
Fleetmatics Group PLC (b)	2,064	89,433
Flextronics International, Ltd. (b)	52,716	622,049
ICON PLC (a) (b)	2,337	163,613
Mobileye NV (a) (b)	5,280	243,619
QIAGEN NV (b)	9,260	200,553
REC Silicon ASA (b)	116,024	20,576
Shire PLC	34,589	2,145,932
Stratasys, Ltd. (a) (b)	1,799	41,179
Tahoe Resources, Inc.	5,508	82,066
Thomson Reuters Corp. (a)	16,309	656,404
Valeant Pharmaceuticals International, Inc. (b)	12,956	259,878

		5,127,878

TOTAL COMMON STOCKS (Cost $700,485,867)		625,000,670

RIGHTS — 0.0% (e)
HONG KONG — 0.0% (e)
Noble Group, Ltd. (expiring 7/20/16) (b)	192,500	12,872

NEW ZEALAND — 0.0% (e)
Vital Healthcare Property Trust (expiring 7/19/16) (a) (b)	17,394	1,363

SPAIN — 0.0% (e)
Acerinox SA (expiring 7/13/16) (a) (b)	5,243	2,645
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16) (b)	7,304	5,136
Repsol SA (expiring 7/8/16) (b)	51,746	16,844

		24,625

TOTAL RIGHTS (Cost $64,274)		38,860

WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
Peugeot SA (expiring 4/29/17) (b) (Cost $15,679)	13,373	23,622

SHORT-TERM INVESTMENTS — 5.2%
UNITED STATES — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (g) (h)	84,299	84,299
State Street Navigator Securities Lending Prime Portfolio (g) (i)	33,029,352	33,029,352

		33,113,651

TOTAL SHORT-TERM INVESTMENTS (Cost $33,113,651)		33,113,651

TOTAL INVESTMENTS — 104.3% (Cost $733,679,471)		658,176,803
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(27,177,212)

NET ASSETS — 100.0%		$630,999,591

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2016.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$37,005,603	$2,672	$—		$37,008,275
Austria	1,154,288	—	—		1,154,288
Belgium	8,355,356	—	—		8,355,356
Canada	51,087,892	—	—		51,087,892
Chile	82,320	—	—		82,320
China	551,056	—	—		551,056
Denmark	10,025,168	—	—		10,025,168
Egypt	43,888	—	—		43,888
Finland	6,147,310	—	—		6,147,310
France	46,694,696	—	—		46,694,696
Germany	43,117,997	—	—		43,117,997
Hong Kong	18,414,456	—	—		18,414,456
Ireland	3,989,037	74,264	0	(a)	4,063,301
Israel	4,486,531	—	—		4,486,531
Italy	10,649,245	—	—		10,649,245
Japan	142,403,082	—	—		142,403,082
Jordan	176,689	—	—		176,689
Luxembourg	730,201	—	—		730,201
Macau	86,596	—	—		86,596
Malta	53,501	—	—		53,501
Mexico	167,465	—	—		167,465
Netherlands	20,140,493	—	—		20,140,493
New Zealand	1,778,782	—	—		1,778,782
Norway	3,944,299	—	—		3,944,299
Portugal	1,002,726	—	—		1,002,726
Singapore	7,285,374	—	—		7,285,374
South Africa	676,053	—	—		676,053
South Korea	28,812,957	—	0	(a)	28,812,957
Spain	14,609,200	—	0	(a)	14,609,200
Sweden	16,661,402	—	—		16,661,402
Switzerland	48,696,276	—	—		48,696,276
United Kingdom	90,765,917	—	0	(a)	90,765,917
United States	5,106,522	21,356	—		5,127,878
Rights
Hong Kong	—	12,872	—		12,872
New Zealand	1,363	—	—		1,363
Spain	24,625	—	—		24,625

See accompanying Notes to Schedule of Investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Warrants
France	$23,622	$—	$—	$23,622
Short-Term Investments	33,113,651	—	—	33,113,651

TOTAL INVESTMENTS	$658,065,639	$111,164	$0	$658,176,803

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	363,149	$363,149	24,480,116	24,758,966	84,299	$84,299	$2,406	$—
State Street Navigator Securities Lending Prime Portfolio	49,401,027	49,401,027	164,307,010	180,678,685	33,029,352	33,029,352	433,285	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 7.4%
360 Capital Industrial Fund	35,978	$73,402
Abacus Property Group	136,932	321,173
Aconex, Ltd. (a)	111,425	581,599
Acrux, Ltd.	54,062	28,983
AET&D Holdings NO. 1 Pty, Ltd. (b) (c)	110,316	—
Ainsworth Game Technology, Ltd.	63,519	102,160
ALE Property Group	74,006	250,727
ALS, Ltd.	151,551	551,811
APN News & Media, Ltd. (a)	38,190	114,314
ARB Corp., Ltd. (b)	15,739	196,180
Ardent Leisure Group	242,795	339,876
Arrium, Ltd. (a)	1,727,582	28,300
Asaleo Care, Ltd.	183,732	287,294
Aspen Group	211,521	188,998
Astro Japan Property Group	31,653	161,918
Atlas Iron, Ltd. (a) (b)	4,196	28
Ausdrill, Ltd. (a)	557	299
Austal, Ltd.	146,857	132,313
Austbrokers Holdings, Ltd.	26,277	197,615
Australian Agricultural Co., Ltd. (a) (b)	177,970	233,892
Australian Pharmaceutical Industries, Ltd.	69,833	87,356
Automotive Holdings Group, Ltd.	64,254	179,892
Aveo Group	176,584	416,806
AWE, Ltd. (a)	278,459	172,093
BC Iron, Ltd. (a) (b)	240	20
Beach Energy, Ltd.	1,174,280	533,365
Beadell Resources, Ltd. (a)	3,841	1,087
Bega Cheese, Ltd.	53,968	227,445
Billabong International, Ltd. (a)	60,662	54,654
Blackmores, Ltd. (b)	3,627	354,840
BlueScope Steel, Ltd.	196,958	934,192
Bradken, Ltd. (a)	86,646	64,517
Breville Group, Ltd.	24,743	137,993
Brickworks, Ltd.	16,087	172,009
Brookside Energy, Ltd. (a)	74,347	498
BT Investment Management, Ltd.	71,810	421,341
Burson Group, Ltd.	94,414	388,060
Buru Energy, Ltd. (a)	824	153
BWP Trust	156,891	425,229
Cabcharge Australia, Ltd. (b)	57,276	136,046
Cardno, Ltd.	95,488	38,750
carsales.com, Ltd. (b)	84,429	774,507
Cash Converters International, Ltd.	30,090	9,746
Central Petroleum, Ltd. (a)	1,482	108
Charter Hall Group	120,273	453,150
Charter Hall Retail REIT	224,183	794,571
Civmec, Ltd.	398,800	114,078
Cleanaway Waste Management, Ltd.	694,916	413,948
Collins Foods, Ltd.	32,211	101,693
Cooper Energy, Ltd. (a)	1,228	197
Corporate Travel Management, Ltd. (b)	46,994	489,884
Cover-More Group, Ltd. (b)	136,472	122,957
Credit Corp. Group, Ltd.	8,708	77,873
Cromwell Property Group	449,331	339,590

CSG, Ltd. (b)	81,946	90,915
CSR, Ltd.	313,830	850,587
Data#3, Ltd.	529	414
Decmil Group, Ltd.	31,912	16,990
Domino’s Pizza Enterprises, Ltd.	303	15,371
Downer EDI, Ltd.	220,342	623,453
DuluxGroup, Ltd.	80,440	378,540
Emeco Holdings, Ltd. (a)	2,395	55
Energy World Corp., Ltd. (a) (b)	526,313	72,500
ERM Power, Ltd.	39,211	24,525
Event Hospitality &Entertainment, Ltd.	49,351	533,930
Evolution Mining, Ltd.	372,159	645,665
Fairfax Media, Ltd.	987,795	684,026
Fleetwood Corp., Ltd. (a)	2,353	3,303
FlexiGroup, Ltd.	104,467	135,348
Folkestone Education Trust	120,088	238,745
G8 Education, Ltd.	158,272	446,649
GDI Property Group	204,368	134,673
Greencross, Ltd.	48,296	243,098
Greenland Minerals & Energy, Ltd. (a)	6,517	146
GUD Holdings, Ltd. (b)	42,853	290,685
GWA Group, Ltd.	69,581	108,283
Hills, Ltd. (a) (b)	65,145	11,884
Horizon Oil, Ltd. (a)	4,098	143
Hotel Property Investments	78,578	181,963
Icon Energy, Ltd. (a)	1,703	38
Imdex, Ltd. (a)	755	118
Independence Group NL	241,053	588,721
Industria REIT	93,194	148,499
Infigen Energy (a)	901,475	674,594
Ingenia Communities Group	54,544	116,561
Intrepid Mines, Ltd. (a)	2,041	198
Investa Office Fund REIT	195,367	622,613
InvoCare, Ltd. (b)	212,280	2,076,957
IOOF Holdings, Ltd. (b)	103,692	604,547
IRESS, Ltd.	50,732	411,370
iSelect, Ltd. (b)	153,916	142,684
iSentia Group, Ltd.	89,522	231,303
Jacana Minerals, Ltd. (b) (c)	12,051	—
Japara Healthcare, Ltd. (b)	122,283	232,182
JB Hi-Fi, Ltd. (b)	76,740	1,377,088
Karoon Gas Australia, Ltd. (a) (b)	124,163	118,800
Kingsgate Consolidated, Ltd. (a) (b)	102,641	31,335
Liquefied Natural Gas, Ltd. (a)	223,602	119,876
Lynas Corp., Ltd. (a) (b)	753,443	29,734
MACA, Ltd.	27,957	26,229
Macquarie Atlas Roads Group	178,742	689,413
Mantra Group, Ltd.	136,694	356,238
Mayne Pharma Group, Ltd. (a) (b)	358,142	508,011
McMillan Shakespeare, Ltd.	17,548	178,746
Medusa Mining, Ltd. (a)	95,838	45,671
Melbourne IT, Ltd.	536	710
Mesoblast, Ltd. (a) (b)	108,805	87,092
Metals X, Ltd.	101,217	105,136
Metcash, Ltd. (a) (b)	293,150	414,731
Mincor Resources NL (a)	671	150
Mineral Deposits, Ltd. (a)	86	13
Mineral Resources, Ltd. (b)	80,821	500,090
MMA Offshore, Ltd. (b)	100,681	22,865
Monadelphous Group, Ltd.	70,194	389,908

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Mount Gibson Iron, Ltd. (a)	495,558	$95,938
Myer Holdings, Ltd. (b)	422,005	351,932
Navitas, Ltd. (b)	136,599	558,397
New South Resources, Ltd. (a)	153,659	189,928
NEXTDC, Ltd. (a)	58,851	153,372
nib holdings, Ltd.	205,113	644,508
Nine Entertainment Co. Holdings, Ltd. (b)	224,681	175,662
Northern Star Resources, Ltd.	295,374	1,086,481
NRW Holdings, Ltd. (a)	480	75
Nufarm, Ltd.	116,031	636,743
OceanaGold Corp.	271,784	1,031,720
OM Holdings, Ltd. (a)	1,266	75
Orocobre, Ltd. (a) (b)	45,033	160,616
Orora, Ltd.	486,458	999,718
OZ Minerals, Ltd.	106,274	447,094
OzForex Group, Ltd. (b)	119,413	206,283
Pacific Brands, Ltd.	1,003,420	859,218
Pact Group Holdings, Ltd.	12,848	57,687
Paladin Energy, Ltd. (a) (b)	745,381	102,677
Peet, Ltd.	36,087	25,124
Perpetual, Ltd.	19,174	587,069
Perseus Mining, Ltd. (a)	291,417	112,834
Premier Investments, Ltd.	39,044	414,569
Primary Health Care, Ltd.	165,155	485,749
Programmed Maintenance Services, Ltd.	249,471	326,002
Qube Holdings, Ltd. (b)	310,786	511,419
RCR Tomlinson, Ltd.	47,273	59,839
Regis Resources, Ltd.	140,271	357,205
Reject Shop, Ltd.	18,961	172,244
Resolute Mining, Ltd. (a)	341,715	326,957
Retail Food Group, Ltd. (b)	73,063	300,847
Ridley Corp., Ltd.	51,202	53,375
S2 Resources, Ltd. (a)	65,758	13,955
SAI Global, Ltd.	197,209	537,441
Sandfire Resources NL	53,614	208,787
Saracen Mineral Holdings, Ltd. (a)	256,289	274,799
Select Harvests, Ltd. (b)	30,266	151,893
Senex Energy, Ltd. (a)	565,791	107,428
Seven West Media, Ltd.	451,417	356,293
Shopping Centres Australasia Property Group	275,003	466,869
Sigma Pharmaceuticals, Ltd.	1,277,120	1,074,566
Silver Chef, Ltd.	9,874	78,815
Silver Lake Resources, Ltd. (a)	1,342	515
Sino Gas & Energy Holdings, Ltd. (a)	616,586	45,452
Sirtex Medical, Ltd.	31,428	598,371
Slater & Gordon, Ltd. (b)	147,887	42,945
Southern Cross Media Group, Ltd.	470,632	436,289
Spotless Group Holdings, Ltd.	290,283	242,082
St. Barbara, Ltd. (a)	259,452	569,904
Starpharma Holdings, Ltd. (a) (b)	130,959	62,895
Steadfast Group, Ltd.	230,829	339,454
Strandline Resources, Ltd. (a)	49,202	183
Sundance Energy Australia, Ltd. (a)	182,120	13,561
Sundance Resources, Ltd. (a)	11,693	26
Sunland Group, Ltd.	27,228	28,688
Super Retail Group, Ltd.	50,775	331,568
Syrah Resources, Ltd. (a) (b)	47,868	212,786

Tap Oil, Ltd. (a)	731	51
Tassal Group, Ltd.	39,958	118,416
Technology One, Ltd.	121,781	468,806
Ten Network Holdings, Ltd. (a)	56,494	37,859
TFS Corp., Ltd.	141,474	148,532
Tiger Resources, Ltd. (a) (b)	2,402	72
Tox Free Solutions, Ltd.	30,259	58,355
UGL, Ltd. (a)	74,839	119,809
Village Roadshow, Ltd.	7,286	28,374
Virgin Australia Holdings, Ltd. (a)	494,010	75,407
Virtus Health, Ltd.	15,943	81,555
Vocus Communications, Ltd.	260,316	1,651,443
Webjet, Ltd.	55,959	295,419
Western Areas, Ltd. (b)	109,154	174,744
Whitehaven Coal, Ltd. (a) (b)	199,804	159,932
WorleyParsons, Ltd. (b)	92,240	494,510
WPP AUNZ, Ltd.	612,184	478,624

		50,892,472

AUSTRIA — 0.4%
CA Immobilien Anlagen AG (a)	21,708	361,988
Conwert Immobilien Invest SE (a)	24,894	400,320
DO & Co. AG	4,103	359,984
Flughafen Wien AG	2,076	56,171
Lenzing AG	2,790	257,262
POLYTEC Holding AG	3,285	26,787
Porr AG	7,536	204,280
RHI AG (b)	12,397	237,575
Schoeller-Bleckmann Oilfield Equipment AG (b)	4,649	280,655
Semperit AG Holding	4,979	164,781
Zumtobel Group AG	21,824	264,032

		2,613,835

BELGIUM — 1.3%
Ablynx NV (a) (b)	31,167	405,805
Aedifica SA	5,804	449,293
AGFA-Gevaert NV (a)	190,883	619,643
Barco NV	16,914	1,104,511
Befimmo SA	2,634	169,429
Bekaert SA (b)	4,742	205,272
Deceuninck NV	20,777	51,473
Econocom Group SA (a)	23,404	268,067
EVS Broadcast Equipment SA	14,983	483,797
Fagron (a) (b)	14,736	129,887
Ion Beam Applications	10,858	510,614
Kinepolis Group NV	3,267	145,578
Lotus Bakeries	173	322,982
Melexis NV	9,925	620,774
Nyrstar NV (a) (b)	60,738	572,204
Orange Belgium SA (a)	21,031	484,694
Retail Estates NV REIT	3,971	351,162
Rezidor Hotel Group AB	48,245	198,727
Tessenderlo Chemie NV (a)	36,856	1,255,583
ThromboGenics NV (a) (b)	15,704	55,846
Warehouses De Pauw CVA	3,769	352,769

		8,758,110

CANADA — 10.5%
Advantage Oil & Gas, Ltd. (a)	128,634	715,129
Aecon Group, Inc. (b)	11,026	149,255

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Africa Oil Corp. (a)	146,652	$212,294
AG Growth International, Inc. (b)	6,147	193,824
AGF Management, Ltd. Class B (b)	11,016	42,412
AGT Food & Ingredients, Inc. (b)	10,428	284,969
Aimia, Inc.	58,183	353,927
Alamos Gold, Inc. Class A	136,875	1,170,926
Alaris Royalty Corp. (b)	13,153	290,365
Algonquin Power & Utilities Corp. (b)	79,617	728,918
Altius Minerals Corp. (b)	3,201	26,620
Altus Group, Ltd. (b)	9,131	156,578
Arbutus Biopharma Corp. (a)	12,059	41,965
Artis Real Estate Investment Trust	16,434	170,832
Asanko Gold, Inc. (a) (b)	52,563	199,939
Atrium Mortgage Investment Corp.	33,640	308,244
ATS Automation Tooling Systems, Inc. (a)	32,405	242,532
AutoCanada, Inc. (b)	8,678	148,008
Avigilon Corp. (a) (b)	14,825	151,480
B2Gold Corp. (a)	375,628	937,118
Badger Daylighting, Ltd. (b)	14,596	252,876
Ballard Power Systems, Inc. (a) (b)	68,906	85,423
Bankers Petroleum, Ltd. (a)	146,979	233,138
Baytex Energy Corp. (b)	90,628	523,377
Bellatrix Exploration, Ltd. (a) (b)	92,741	90,691
Birchcliff Energy, Ltd. (a) (b)	60,984	323,069
Bird Construction, Inc. (b)	18,567	191,146
Black Diamond Group, Ltd.	11,789	48,928
BlackPearl Resources, Inc. (a)	162,460	130,098
Boardwalk Real Estate Investment Trust	4,100	181,717
Bombardier, Inc. Class B (a) (b)	761,410	1,137,395
Bonavista Energy Corp.	90,417	229,750
Bonterra Energy Corp.	9,450	193,628
Boyd Group Income Fund	1,485	84,913
BRP, Inc. (a)	14,637	232,961
Calfrac Well Services, Ltd. (b)	39,739	118,724
Callidus Capital Corp. (b)	14,482	178,418
Canaccord Genuity Group, Inc.	46,483	176,096
Canacol Energy, Ltd. (a)	39,246	131,455
Canadian Energy Services & Technology Corp. (b)	81,367	254,996
Canadian Solar, Inc. (a) (b)	16,510	249,631
Canadian Western Bank (b)	18,269	346,755
Canam Group, Inc.	3,627	36,390
Canexus Corp.	87,787	85,847
Canyon Services Group, Inc. (b)	24,868	108,188
Capital Power Corp. (b)	16,643	247,076
Capstone Mining Corp. (a)	200,360	131,136
Cardinal Energy, Ltd. (b)	43,990	337,707
Celestica, Inc. (a)	105,644	977,778
Centerra Gold, Inc. (b)	72,509	429,906
Chartwell Retirement Residences	12,236	148,581
Chinook Energy, Inc. (a)	118,313	47,373
Cogeco Communications, Inc.	5,448	284,419
Colliers International Group, Inc.	35,004	1,189,171
Colossus Minerals, Inc. (b) (c)	390	—
Computer Modelling Group, Ltd.	39,987	318,369
Continental Gold, Inc. (a) (b)	55,054	153,882
Corus Entertainment, Inc. Class B (b)	84,672	868,431
Cott Corp.	72,869	1,013,332

Crew Energy, Inc. (a)	66,805	298,866
Delphi Energy Corp. (a)	64,251	53,926
Denison Mines Corp. (a)	267,985	146,508
Descartes Systems Group, Inc. (a)	40,299	766,758
Detour Gold Corp. (a)	67,133	1,670,700
DHX Media, Ltd.	31,228	159,182
DirectCash Payments, Inc.	2,173	21,919
DIRTT Environmental Solutions (a)	27,299	113,089
Dominion Diamond Corp.	44,325	390,109
Dorel Industries, Inc. Class B	14,286	378,188
DREAM Unlimited Corp. Class A (a) (b)	79,707	489,768
Dundee Corp. Class A (a) (b)	60,234	353,881
Dundee Precious Metals, Inc. (a) (b)	56,598	134,228
Enbridge Income Fund Holdings, Inc. (b)	28,926	714,074
Endeavour Mining Corp. (a) (b)	22,083	372,896
Endeavour Silver Corp. (a)	59,329	232,072
EnerCare, Inc. (b)	26,482	348,689
Enerflex, Ltd. (b)	40,171	330,351
Enerplus Corp.	81,542	534,321
Enghouse Systems, Ltd.	11,086	467,700
Ensign Energy Services, Inc.	53,992	301,411
Entertainment One, Ltd.	138,354	319,042
Epsilon Energy, Ltd. (a)	16,612	41,572
Equitable Group, Inc. (b)	6,349	273,720
Essential Energy Services Trust (a)	37,739	18,888
Exchange Income Corp. (b)	12,309	295,901
Extendicare, Inc. (b)	44,147	276,705
Firm Capital Mortgage Investment Corp. (b)	29,953	317,358
First Majestic Silver Corp. (a) (b)	56,626	765,216
FirstService Corp. (b)	30,826	1,402,563
Fortuna Silver Mines, Inc. (a)	73,826	513,320
Freehold Royalties, Ltd. (b)	23,444	214,998
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Gibson Energy, Inc. (b)	37,883	437,257
Gluskin Sheff + Associates, Inc.	12,372	158,806
GMP Capital, Inc. (b)	98,619	399,427
Gran Tierra Energy, Inc. (a)	147,089	491,542
Granite Oil Corp.	9,515	58,246
Granite Real Estate Investment Trust	23,802	710,193
Great Canadian Gaming Corp. (a)	28,070	388,402
Guardian Capital Group, Ltd. Class A	139,593	2,284,093
Guyana Goldfields, Inc. (a)	76,280	543,892
Heroux-Devtek, Inc. (a)	4,659	53,811
High Liner Foods, Inc. (b)	5,428	78,785
Home Capital Group, Inc. (b)	22,648	558,396
Horizon North Logistics, Inc.	71,746	89,496
HudBay Minerals, Inc.	85,273	405,124
IAMGOLD Corp. (a) (b)	163,098	671,883
Imperial Metals Corp. (a)	22,760	111,636
Innergex Renewable Energy, Inc. (b)	55,540	619,677
Interfor Corp. (a)	26,899	229,285
InterRent Real Estate Investment Trust	7,849	47,927
Intertain Group, Ltd. (a)	39,912	321,152
Intertape Polymer Group, Inc.	17,928	291,000
Ivanhoe Mines, Ltd. Class A (a)	166,187	129,244
Jean Coutu Group PJC, Inc. Class A	18,578	286,101

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Just Energy Group, Inc. (b)	76,604	$462,443
Kelso Technologies, Inc. (a)	19,444	17,068
Kelt Exploration, Ltd. (a) (b)	56,984	207,542
Kinaxis, Inc. (a)	6,958	277,956
Kirkland Lake Gold, Inc. (a) (b)	40,941	335,422
Knight Therapeutics, Inc. (a)	21,738	138,928
KP Tissue, Inc.	6,307	60,025
Labrador Iron Ore Royalty Corp. (b)	24,576	234,841
Laurentian Bank of Canada (b)	3,302	122,652
Lightstream Resources, Ltd. (a)	68,609	10,037
Liquor Stores N.A., Ltd. (b)	15,682	110,246
Lucara Diamond Corp.	109,259	292,771
MAG Silver Corp. (a)	50,373	631,844
Major Drilling Group International, Inc.	96,839	583,107
Martinrea International, Inc.	65,672	404,540
MCAN Mortgage Corp.	26,336	293,028
Medical Facilities Corp. (b)	15,846	231,583
MEG Energy Corp. (a)	64,686	337,202
Morguard Corp.	1,762	214,596
Morneau Shepell, Inc. (b)	18,712	255,602
MTY Food Group, Inc. (b)	9,354	312,664
Mullen Group, Ltd. (b)	34,438	373,894
Nevsun Resources, Ltd.	104,962	306,311
New Flyer Industries, Inc.	7,960	246,578
New Gold, Inc. (a)	166,605	724,816
Newalta Corp.	20,474	33,895
Norbord, Inc. (b)	12,175	236,806
North American Palladium, Ltd. (a)	237	947
North West Co., Inc. (b)	27,791	630,417
Novadaq Technologies, Inc. (a) (b)	22,289	219,324
Novagold Resources, Inc. (a) (b)	112,423	684,735
NuVista Energy, Ltd. (a)	99,164	477,227
Nymox Pharmaceutical Corp. (a)	42	141
OneREIT	8,901	26,798
Osisko Gold Royalties, Ltd.	34,114	443,663
Painted Pony Petroleum, Ltd. (a)	47,549	277,525
Pan American Silver Corp. (b)	43,493	712,660
Paramount Resources, Ltd. Class A (a)	26,641	219,906
Parex Resources, Inc. (a)	57,784	556,616
Parkland Fuel Corp. (b)	43,936	760,854
Pason Systems, Inc.	15,231	209,460
Pengrowth Energy Corp. (b)	226,450	411,505
Penn West Petroleum, Ltd.	172,400	238,947
PHX Energy Services Corp. (b)	9,550	19,781
Pizza Pizza Royalty Corp. (b)	21,589	244,699
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (b)	136,233	718,562
Premier Gold Mines, Ltd. (a) (b)	92,669	273,290
Premium Brands Holdings Corp. (b)	5,299	221,965
Pretium Resources, Inc. (a) (b)	40,880	455,167
Primero Mining Corp. (a) (b)	54,046	111,946
ProMetic Life Sciences, Inc. (a) (d)	3,753	8,204
ProMetic Life Sciences, Inc. (a) (b) (d)	230,913	496,071
Pulse Seismic, Inc. (b)	19,447	38,184
Pure Technologies, Ltd.	32,135	145,742
Quebecor, Inc. Class B	17,663	503,491
Raging River Exploration, Inc. (a) (b)	82,164	650,378
Redknee Solutions, Inc. (a) (b)	31,167	44,637
Reitmans Canada, Ltd. Class A	26,141	88,566
Richelieu Hardware, Ltd.	24,592	480,024

RMP Energy, Inc. (a) (b)	52,911	50,519
Rogers Sugar, Inc. (b)	9,266	42,167
Rubicon Minerals Corp. (a)	182,972	7,044
Russel Metals, Inc.	16,247	286,233
Sandstorm Gold, Ltd. (a) (b)	37,379	167,223
Sandvine Corp.	35,929	73,590
Savanna Energy Services Corp. (a) (b)	106,871	134,957
Seabridge Gold, Inc. (a) (b)	22,978	335,638
Sears Canada, Inc. (a)	4,911	14,748
Secure Energy Services, Inc.	58,849	400,121
SEMAFO, Inc. (a)	134,377	641,516
ShawCor, Ltd.	18,998	468,550
Sherritt International Corp.	154,347	95,078
Shopify, Inc. Class A (a)	9,394	287,599
Sierra Wireless, Inc. (a) (b)	16,335	275,332
Silver Standard Resources, Inc. (a)	44,790	578,369
Silvercorp Metals, Inc.	100,298	227,055
SilverCrest Metals, Inc. (a)	4,093	3,845
Sirius XM Canada Holdings, Inc. (b)	41,120	144,697
Solium Capital, Inc. (a) (b)	30,703	140,429
Southern Pacific Resource Corp. (a) (c)	281,142	—
Spartan Energy Corp. (a) (b)	120,791	315,301
Stuart Olson, Inc.	5,262	23,986
SunOpta, Inc. (a)	31,210	130,770
Sunshine Oilsands, Ltd. (a) (b)	1,691,500	76,312
Superior Plus Corp. (b)	57,646	473,170
Surge Energy, Inc. (b)	107,934	211,929
Taseko Mines, Ltd. (a)	25,558	12,398
Tembec, Inc. (a)	20,577	17,112
Teranga Gold Corp. (a)	80,344	71,145
Timmins Gold Corp. (a)	45,914	16,793
TORC Oil & Gas, Ltd.	31,810	200,849
Torex Gold Resources, Inc. (a)	372,005	661,686
Toromont Industries, Ltd.	25,379	735,555
Torstar Corp. Class B (b)	19,771	24,967
Total Energy Services, Inc.	10,789	107,666
TransAlta Corp.	106,561	551,390
Transcontinental, Inc. Class A (b)	39,286	529,682
TransForce, Inc. (b)	10,772	198,984
TransGlobe Energy Corp.	50,014	91,656
Trevali Mining Corp. (a)	50,528	21,788
Tricon Capital Group, Inc.	36,183	242,390
Trinidad Drilling, Ltd.	95,277	186,343
Twin Butte Energy, Ltd.	88,715	3,415
Uni-Select, Inc. (b)	58,334	1,471,488
Wajax Corp. (b)	5,322	61,387
Western Energy Services Corp.	17,163	43,215
Western Forest Products, Inc.	180,551	283,610
Westport Fuel Systems, Inc. (a)	23,200	38,586
Westshore Terminals Investment Corp. (b)	17,000	244,914
Whistler Blackcomb Holdings, Inc.	18,950	350,196
Wi-LAN, Inc.	85,272	215,363
Winpak, Ltd.	11,192	409,089
Yamana Gold, Inc. (b)	353,251	1,827,864
Yellow Pages, Ltd. (a)	11,572	163,239

		72,598,177

CHINA — 0.2%
APT Satellite Holdings, Ltd.	135,500	94,665
Beijing Properties Holdings, Ltd. (a)	1,252,000	79,885

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	$103,059
Bloomage BioTechnology Corp., Ltd.	62,500	96,675
China Everbright Water, Ltd.	155,064	73,160
China Gold International Resources Corp., Ltd. (a) (b)	120,896	217,831
China Merchants Land, Ltd. (b)	212,000	29,786
China New Town Development Co., Ltd. (a)	438,600	16,294
China Traditional Chinese Medicine Co., Ltd. (a) (b)	6,316	2,491
Chong Hing Bank, Ltd.	57,000	116,087
Daphne International Holdings, Ltd. (a)	556,000	84,569
Greenland Hong Kong Holdings, Ltd. (a)	186,000	64,254
HC International, Inc. (a)	168,000	107,193
HengTen Networks Group, Ltd. (a)	5,036,000	210,971
Inspur International, Ltd. (b)	314,000	56,260
ISDN Holdings, Ltd.	1,762	261
Nam Tai Property, Inc. (b)	5,263	28,262
Sino Grandness Food Industry Group, Ltd. (b)	176,200	80,513

		1,462,216

DENMARK — 1.2%
ALK-Abello A/S	2,241	391,191
Amagerbanken A/S (a) (c)	308,573	—
Ambu A/S Class B (b)	17,900	737,725
Bang & Olufsen A/S (a) (b)	32,856	287,014
Bavarian Nordic A/S (a) (b)	16,230	564,686
D/S Norden A/S (a) (b)	14,661	203,820
FLSmidth & Co. A/S (b)	20,868	741,324
Forward Pharma A/S ADR (a) (b)	2,533	46,025
IC Group A/S	25,458	653,861
Matas A/S	13,427	227,566
NKT Holding A/S	11,125	560,337
OW Bunker A/S (a) (c)	9,828	—
Per Aarsleff Holding A/S Class B	4,799	104,267
Rockwool International A/S Class B	2,004	361,491
Royal Unibrew A/S	15,265	679,275
Santa Fe Group A/S (a)	35,664	292,904
Schouw & Co.	3,068	169,737
SimCorp A/S	37,726	1,845,514
Solar A/S Class B	1,413	65,409
Spar Nord Bank A/S	31,869	254,598
United International Enterprises	480	83,502

		8,270,246

FAEROE ISLANDS — 0.1%
Bakkafrost P/F	20,402	767,030

FINLAND — 1.2%
BasWare Oyj (a)	4,298	165,067
Caverion Corp.	31,471	201,036
Cramo Oyj	15,135	311,231
Fiskars Oyj Abp	22,534	408,056
Kemira Oyj	14,939	176,918
Konecranes Oyj (b)	18,717	471,184
Lassila & Tikanoja Oyj	70,480	1,303,690
Metsa Board Oyj	89,112	450,445

Olvi Oyj Class A	5,829	163,512
Oriola-KD Oyj Class B	33,704	152,769
Outokumpu Oyj (a)	107,136	447,049
Outotec Oyj (a) (b)	55,469	249,205
PKC Group Oyj (b)	13,595	255,700
Poyry Oyj (a) (b)	85,999	287,577
Raisio Oyj Class V	33,720	144,975
Ramirent Oyj	32,846	251,418
Sanoma Oyj (b)	14,621	85,358
Sponda Oyj	49,192	213,134
Stockmann Oyj Abp Class B (a) (b)	10,213	58,943
Talvivaara Mining Co. PLC (a) (b) (c)	572,382	—
Tieto Oyj	28,274	770,826
Tikkurila Oyj	9,543	172,385
Uponor Oyj	14,600	229,998
Valmet Oyj	49,759	660,593
YIT Oyj (b)	46,377	332,320

		7,963,389

FRANCE — 2.1%
AB Science SA (a) (b)	4,375	66,685
Albioma SA	11,007	169,361
Alten SA	14,245	841,124
Altran Technologies SA (a)	52,904	703,521
ANF Immobilier	3,276	79,632
Assystem	2,233	56,412
Beneteau SA	12,465	118,511
Bourbon Corp. (b)	7,470	86,805
Cellectis SA (a) (b)	14,039	377,906
CGG SA (a) (b)	337,559	240,007
Coface SA (a)	33,238	225,616
DBV Technologies SA (a) (b)	6,512	425,968
Elis SA	26,212	459,517
Etablissements Maurel et Prom (a) (b)	60,197	194,609
Faiveley Transport SA	2,227	217,843
Flamel Technologies SA ADR (a)	20,204	216,991
Fonciere de Paris SIIC	4,032	629,393
GameLoft SE (a)	28,440	246,128
Gaztransport Et Technigaz SA	6,441	196,100
Genfit (a)	8,713	239,621
GL Events	27,436	457,200
Groupe Fnac SA (a)	4,139	223,611
Haulotte Group SA	3,046	46,495
Innate Pharma SA (a)	25,301	293,449
Interparfums SA (b)	1,959	49,142
IPSOS (b)	14,211	403,534
Jacquet Metal Service	34,103	449,715
LISI	7,379	187,276
Marie Brizard Wine & Spirits SA (a)	13,696	264,751
Mersen	30,729	463,940
Naturex (a)	3,381	269,314
Neopost SA	11,062	255,372
Nexans SA (a)	11,834	496,233
Nicox (a)	2,708	36,101
Parrot SA (a) (b)	2,982	41,609
Pierre & Vacances SA (a)	1,018	43,711
Rallye SA	9,645	166,834
Saft Groupe SA	19,913	808,350
Sequana SA (a)	25,165	58,430
SOITEC (a) (b)	198,820	119,275

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Solocal Group (a) (b)	20,574	$49,348
Tarkett SA	6,669	218,230
Trigano SA	3,102	179,201
UBISOFT Entertainment (a)	62,095	2,277,175
Vallourec SA (a) (b)	140,088	500,197
Valneva SE (a) (b)	12,296	28,550
Vetoquinol SA	2,399	97,812
Virbac SA (a)	1,798	326,589

		14,603,194

GERMANY — 3.1%
ADO Properties SA (e)	4,872	187,112
ADVA Optical Networking SE (a)	11,715	99,927
Air Berlin PLC (a) (b)	97,689	75,969
AIXTRON SE (a) (b)	46,092	279,635
alstria office REIT-AG (a)	46,326	624,795
Amadeus Fire AG	3,047	192,982
AURELIUS SE & Co. KGaA	9,723	569,361
BayWa AG (b)	2,235	66,928
Bechtle AG	5,706	598,536
Bertrandt AG (b)	809	79,091
Bilfinger SE (a)	16,383	479,315
Biotest AG Preference Shares	10,342	157,578
Borussia Dortmund GmbH & Co. KGaA (b)	38,344	171,458
BRAAS Monier Building Group SA	8,366	195,829
CANCOM SE	8,523	420,123
Cewe Stiftung & Co. KGaA	3,078	224,354
CompuGroup Medical SE	8,125	338,402
Deutsche Pfandbriefbank AG (e)	19,603	192,735
Deutz AG	34,512	141,785
DIC Asset AG	74,134	701,123
Draegerwerk AG & Co. KGaA	2,214	122,982
Draegerwerk AG & Co. KGaA Preference Shares	1,448	88,074
Elmos Semiconductor AG	9,800	120,631
ElringKlinger AG	8,101	158,756
Evotec AG (a)	48,100	203,059
GFK SE	4,273	171,560
Grammer AG	7,230	290,764
Hamborner REIT AG	34,316	370,902
Hamburger Hafen und Logistik AG	6,757	100,927
Hawesko Holding AG	2,630	119,794
Heidelberger Druckmaschinen AG (a) (b)	111,861	308,319
Hornbach Holding AG & Co. KGaA	2,470	167,387
Indus Holding AG	43,371	2,014,049
Isra Vision AG	505	40,983
Jenoptik AG	82,234	1,351,639
Kloeckner & Co. SE (a)	55,638	613,289
Koenig & Bauer AG (a)	8,400	426,425
Kontron AG (a) (b)	65,106	202,089
LPKF Laser & Electronics AG (a) (b)	12,611	89,665
MLP AG	63,628	226,695
MorphoSys AG (a) (b)	10,155	421,145
Nemetschek SE	10,308	555,406
Norma Group SE	12,096	571,318
PATRIZIA Immobilien AG (a)	50,393	1,208,136
Pfeiffer Vacuum Technology AG	2,086	195,036
QSC AG (b)	19,594	24,598

RIB Software AG (b)	16,108	156,064
SAF-Holland SA	15,344	169,441
Salzgitter AG	8,771	230,790
Schaltbau Holding AG	2,386	121,867
SGL Carbon SE (a) (b)	17,156	187,354
Sixt SE (b)	10,488	535,684
SLM Solutions Group AG (a)	2,234	58,076
SMA Solar Technology AG (b)	3,451	169,458
STRATEC Biomedical AG	2,892	167,037
Suss MicroTec AG (a)	4,072	30,608
TAG Immobilien AG (b)	51,462	674,054
Takkt AG	15,879	312,242
TLG Immobilien AG	21,184	444,329
Vossloh AG (a)	4,018	248,008
Wacker Neuson SE	9,401	145,433
Wincor Nixdorf AG (a) (d)	399	23,165
Wincor Nixdorf AG (a)	12,673	677,907
XING AG	1,612	305,788
Zeal Network SE	4,328	152,876
zooplus AG (a)	2,568	364,032

		21,134,879

GREECE — 0.0%(f)
Fourlis Holdings SA (a) (d)	138	552
TT Hellenic Postbank SA (a) (c)	129,076	—

		552

HONG KONG — 3.5%
13 Holdings, Ltd. (a)	84,500	29,517
Allied Properties HK, Ltd.	2,590,391	484,157
Cafe de Coral Holdings, Ltd.	177,191	555,010
Century Sunshine Group Holdings, Ltd.	802,698	36,731
China Cord Blood Corp. (a) (b)	19,666	113,080
China Goldjoy Group, Ltd.	2,152,000	235,784
China Household Holdings, Ltd. (a)	715,000	8,940
China Innovationpay Group, Ltd. (a) (b)	2,364,000	109,699
China Innovative Finance Group, Ltd. (a) (b)	7,170,000	739,371
China LNG Group, Ltd. (b)	7,830,000	252,322
China LotSynergy Holdings, Ltd. (a) (b)	4,540,000	155,080
China Ocean Resources Co., Ltd. (a) (b)	27,289	48,449
China Oceanwide Holdings, Ltd. (a)	745,000	82,586
China Regenerative Medicine International, Ltd. (a) (b)	5,808,056	217,111
China Resources and Transportation Group, Ltd. (a)	289,999	4,336
China Ruifeng Renewable Energy Holdings, Ltd. (a)	427,200	37,445
China Sandi Holdings, Ltd. (a)	309	12
China Smarter Energy Group Holdings, Ltd. (a) (b)	1,332,000	103,017
China Strategic Holdings, Ltd. (a)	8,786,667	232,183
China Water Industry Group, Ltd. (a) (b)	492,000	84,981
Chow Sang Sang Holdings International, Ltd.	244,939	432,545
CK Life Sciences Int’l Holdings, Inc.	2,600,000	234,598

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Common Splendor International Health Industry Group, Ltd. (a)	2,070,000	$194,781
Culturecom Holdings, Ltd. (a)	375,000	50,754
Dah Sing Financial Holdings, Ltd.	97,200	597,637
Digital Domain Holdings, Ltd. (a)	2,759,996	176,103
Emperor Entertainment Hotel, Ltd.	100,000	23,847
Emperor Watch & Jewellery, Ltd. (a)	2,620,000	57,412
Enerchina Holdings, Ltd. (a)	2,256,000	103,233
Esprit Holdings, Ltd. (a) (b)	918,035	681,608
EverChina International Holdings Co., Ltd. (a)	1,055,000	38,077
Extrawell Pharmaceutical Holdings, Ltd. (a)	1,390,000	49,272
Fairwood Holdings, Ltd.	150,000	579,083
FDG Electric Vehicles, Ltd. (a) (b)	7,177,493	397,827
Fortune Real Estate Investment Trust	448,000	534,162
G-Resources Group, Ltd.	12,989,400	247,801
Giordano International, Ltd.	1,334,000	613,871
Global Brands Group Holding, Ltd. (a)	2,626,000	230,174
Global Sources, Ltd. (a)	7,678	70,407
Goldin Properties Holdings, Ltd. (a)	3,676	1,488
Haier Healthwise Holdings, Ltd. (a)	2,764,000	86,932
Hanison Construction Holdings, Ltd. (b)	4,000	634
Hao Tian Development Group, Ltd. (a)	1,035,600	65,410
Heng Tai Consumables Group, Ltd. (a)	324,000	14,408
HKBN, Ltd.	527,413	554,066
HKC Holdings, Ltd. (a)	1,343,000	24,409
HKR International, Ltd.	2,598,059	1,061,601
Honbridge Holdings, Ltd. (a) (b)	1,322,000	97,131
Hong Kong Television Network, Ltd. (a)	120,000	21,346
Hopewell Highway Infrastructure, Ltd. (b)	563,500	280,372
Huarong International Financial Holdings, Ltd. (a)	344,000	121,496
Hybrid Kinetic Group, Ltd. (a)	8,367,000	239,428
Imagi International Holdings, Ltd. (a)	1,094,400	33,997
International Housewares Retail Co., Ltd.	65,000	10,306
iOne Holdings, Ltd. (a) (b)	1,320,000	30,457
K Wah International Holdings, Ltd. (b)	1,488,247	736,647
Kingston Financial Group, Ltd. (a) (b)	4,860	2,180
Kingwell Group, Ltd. (a)	599,111	22,782
Kong Sun Holdings, Ltd. (a)	3,825,000	192,287
KuangChi Science, Ltd. (a) (b)	637,000	250,433
L&A International Holdings, Ltd. (a)	1,640,000	98,299
L’sea Resources International Holdings, Ltd. (a)	1,620,000	32,158
Landing International Development, Ltd. (a)	5,358,500	122,256
Le Saunda Holdings, Ltd.	110,000	23,395
Lee’s Pharmaceutical Holdings, Ltd.	211,000	156,116
Loudong General Nice Resources China Holdings, Ltd. (a)	1,113,000	114,773
Luk Fook Holdings International, Ltd. (b)	185,000	407,775
Major Holdings, Ltd. (e)	680,000	165,662
Man Wah Holdings, Ltd.	291,200	418,898
Mason Financial Holdings, Ltd. (a)	3,720,000	143,852

Mei Ah Entertainment Group, Ltd. (a)	1,840,000	123,332
Midland Holdings, Ltd. (a)	757,790	208,057
NetMind Financial Holdings, Ltd. (a)	14,108,000	152,756
New Focus Auto Tech Holdings, Ltd. (a)	708,000	52,932
Pacific Basin Shipping, Ltd. (a) (b)	3,056,000	287,561
Pacific Textiles Holdings, Ltd.	2,054	2,566
PAX Global Technology, Ltd. (b)	371,000	323,754
Peace Map Holding, Ltd. (a)	1,560,000	39,010
Peace Mark Holdings, Ltd. (a) (c)	504,228	—
PetroAsian Energy Holdings, Ltd. (a)	2,292,000	54,361
Phoenix Satellite Television Holdings, Ltd.	1,008,000	226,080
Pico Far East Holdings, Ltd. (b)	202,000	57,023
Playmates Toys, Ltd.	272,000	51,539
Prosperity REIT	570,000	233,644
Road King Infrastructure, Ltd.	1,158,482	910,903
Shun Tak Holdings, Ltd.	1,246,749	392,123
Sincere Watch Hong Kong, Ltd. (a)	1,070,499	57,265
Sino Oil And Gas Holdings, Ltd. (a)	6,630,000	170,921
Sinolink Worldwide Holdings, Ltd. (a) (b)	678,000	71,663
Skyway Securities Group, Ltd. (a)	1,660,000	50,070
SmarTone Telecommunications Holdings, Ltd.	227,630	404,913
SMI Holdings Group, Ltd. (b)	2,924,409	275,178
Sparkle Roll Group, Ltd. (a)	7,180	426
Spring Real Estate Investment Trust (b)	248,000	107,730
Summit Ascent Holdings, Ltd. (a) (b)	554,000	102,831
Sun Hung Kai & Co., Ltd.	332,000	194,288
SUNeVision Holdings, Ltd.	136,000	48,559
Sunlight Real Estate Investment Trust	157,000	89,449
Superb Summit International Group, Ltd. (a) (b) (c)	2,435,000	—
TCC International Holdings, Ltd.	174,000	28,484
Television Broadcasts, Ltd.	171,016	584,165
Texhong Textile Group, Ltd.	215,500	203,057
Texwinca Holdings, Ltd.	738,850	546,665
Tongda Group Holdings, Ltd.	1,060,000	206,317
Town Health International Medical Group, Ltd. (b)	1,840,000	301,214
Trinity, Ltd. (a)	600,000	42,537
Truly International Holdings, Ltd.	738,000	352,926
TSC Group Holdings, Ltd. (a)	199,000	28,216
United Photovoltaics Group, Ltd. (a) (b)	2,128,000	161,837
Value Partners Group, Ltd. (b)	406,000	372,091
Varitronix International, Ltd.	106,000	56,020
Vitasoy International Holdings, Ltd. (b)	566,000	1,027,240
Viva China Holdings, Ltd. (a)	1,768,000	152,690
VST Holdings, Ltd.	122,000	34,597
Yanchang Petroleum International, Ltd. (a)	4,200,000	112,066
Yuexiu Real Estate Investment Trust	1,073,000	607,180
Yuxing InfoTech Investment Holdings, Ltd. (a) (b)	346,000	115,066
Zhongyu Gas Holdings, Ltd. (a)	700	160

		23,995,459

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

INDIA — 0.1%
Ascendas India Trust	588,400	$432,808

IRELAND — 0.9%
Amarin Corp. PLC ADR (a) (b)	64,219	138,713
C&C Group PLC	150,705	590,510
Cairn Homes PLC (a)	219,253	233,836
Dalata Hotel Group PLC (a)	77,669	314,945
FBD Holdings PLC (a)	9,996	63,476
Fly Leasing, Ltd. ADR	22,975	228,142
Fyffes PLC	147,370	225,934
Green REIT PLC	305,957	472,125
Greencore Group PLC	173,514	713,257
Hibernia REIT PLC	356,034	530,018
IFG Group PLC	14,759	34,925
Irish Continental Group PLC	72,409	337,859
Irish Residential Properties REIT PLC	330,063	407,018
Kenmare Resources PLC (a)	1,216,583	13,498
Origin Enterprises PLC	55,698	336,058
Paddy Power Betfair PLC	38	4,011
Tarsus Group PLC	79,900	267,026
Total Produce PLC	133,534	212,882
Trinity Biotech PLC ADR (a) (b)	29,205	331,185
UDG Healthcare PLC	111,917	885,695

		6,341,113

ISRAEL — 1.4%
Africa Israel Investments, Ltd. (a)	32,753	8,820
Africa Israel Properties, Ltd.	2,480	38,316
Airport City, Ltd. (a)	34,523	337,958
Allot Communications, Ltd. (a)	10,371	50,117
Alony Hetz Properties & Investments, Ltd.	32,398	264,158
Caesarstone, Ltd. (a) (b)	11,802	410,237
Cellcom Israel, Ltd. (a)	31,959	213,276
Compugen, Ltd. (a)	29,102	184,688
CyberArk Software, Ltd. (a)	6,301	306,166
Delta-Galil Industries, Ltd.	5,399	144,540
Electra, Ltd.	310	38,220
Evogene, Ltd. (a)	20,301	125,988
Gazit-Globe, Ltd.	20,454	182,706
Harel Insurance Investments & Financial Services, Ltd.	40,998	143,186
IDI Insurance Co., Ltd.	6,670	314,699
Israel Discount Bank, Ltd. Class A (a)	434,610	748,218
Ituran Location and Control, Ltd. (b)	12,484	283,262
Jerusalem Oil Exploration (a)	5,359	209,428
Matrix IT, Ltd.	11,446	72,936
Mazor Robotics, Ltd. (a)	14,703	130,304
Melisron, Ltd.	8,385	337,046
Mellanox Technologies, Ltd. (a) (b)	14,880	713,645
Migdal Insurance & Financial Holding, Ltd. (a)	243,132	138,767
Norstar Holdings, Inc.	6,670	99,519
Nova Measuring Instruments, Ltd. (a)	25,606	278,128
Oil Refineries, Ltd. (a)	496,933	175,490
Orbotech, Ltd. (a)	24,418	623,880
Partner Communications Co., Ltd. (a)	53,867	247,018
Paz Oil Co., Ltd.	3,140	505,681
Radware, Ltd. (a) (b)	26,059	293,424

Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,493	169,169
Reit 1, Ltd.	116,103	345,496
Sarine Technologies, Ltd.	107,000	135,151
Shikun & Binui, Ltd.	72,749	123,827
Shufersal, Ltd.	57,352	191,963
SodaStream International, Ltd. (a) (b)	10,962	233,819
Strauss Group, Ltd.	18,596	292,043
Syneron Medical, Ltd. (a) (b)	34,376	264,351
Tower Semiconductor, Ltd. (a)	22,035	263,829

		9,639,469

ITALY — 1.3%
Amplifon SpA (b)	185,688	1,734,899
Astaldi SpA (b)	92,494	373,621
Banca Carige SpA (a) (b)	119,884	48,732
Banca Popolare dell’Etruria e del Lazio SC (a) (b) (c)	46,016	—
Beni Stabili SpA SIIQ (a)	352,134	217,705
Brunello Cucinelli SpA	4,204	75,474
Cairo Communication SpA (b)	3,986	19,927
Cerved Information Solutions SpA	55,590	436,936
CIR-Compagnie Industriali Riunite SpA	48,247	51,965
Credito Valtellinese SC	392,153	179,014
Danieli & C Officine Meccaniche SpA	4,719	65,480
Ei Towers SpA	17,204	872,689
Esprinet SpA	42,915	245,772
Gruppo Editoriale L’Espresso SpA (a)	26,305	21,625
GVC Holdings PLC	80,503	605,880
Immobiliare Grande Distribuzione SIIQ SpA	32,050	26,135
IMMSI SpA	447,736	198,965
Industria Macchine Automatiche SpA	6,782	407,237
Interpump Group SpA	99,845	1,559,574
Iren SpA	183,307	283,066
Italmobiliare SpA	13,439	382,956
Maire Tecnimont SpA	16,395	41,200
MARR SpA	4,911	92,804
OVS SpA (e)	18,265	106,226
Piaggio & C SpA (b)	17,506	30,689
Reply SpA	463	59,153
Rizzoli Corriere Della Sera Mediagroup SpA (a)	83,524	74,650
Safilo Group SpA (a) (b)	6,516	49,333
Salini Impregilo SpA (b)	87,813	247,597
Societa Cattolica di Assicurazioni S.c.r.l	13,978	88,049
Yoox Net-A-Porter Group SpA (a)	27,278	630,030

		9,227,383

JAPAN — 33.6%
3-D Matrix, Ltd. (a) (b)	8,300	60,031
A/S One Corp.	3,800	152,422
Access Co., Ltd. (a)	6,600	38,600
Accordia Golf Co., Ltd. (b)	37,500	391,851
Achilles Corp.	31,000	37,772
Adastria Co., Ltd.	33,100	1,303,480
ADEKA Corp.	40,800	490,761
Aderans Co., Ltd.	17,600	86,636

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Advanced Media, Inc. (a)	3,900	$31,439
Advantest Corp. (b)	37,129	410,775
Adways, Inc. (b)	8,100	76,665
AEON REIT Investment Corp.	365	418,048
Ahresty Corp.	8,100	54,874
Ai Holdings Corp. (b)	20,100	467,674
Aica Kogyo Co., Ltd.	25,400	575,641
Aichi Steel Corp.	32,000	140,988
Aiful Corp. (a)	95,676	279,782
Ain Holdings, Inc.	14,900	1,151,740
Alpine Electronics, Inc.	21,200	205,408
Amano Corp. (b)	30,100	521,080
Amiyaki Tei Co., Ltd.	1,700	72,414
AnGes MG, Inc. (a) (b)	47,400	188,972
Anritsu Corp.	62,800	360,554
AOKI Holdings, Inc. (b)	9,800	100,875
Arcs Co., Ltd.	24,700	586,502
Argo Graphics, Inc.	8,200	126,849
Ariake Japan Co., Ltd.	3,900	231,514
Arisawa Manufacturing Co., Ltd. (b)	12,600	63,866
Artnature, Inc. (b)	14,600	115,417
Asahi Diamond Industrial Co., Ltd.	28,900	221,983
Asahi Holdings, Inc.	48,573	700,258
Asatsu-DK, Inc.	3,400	79,971
Asia Pile Holdings Corp.	6,600	23,224
ASKA Pharmaceutical Co., Ltd.	12,300	205,380
ASKUL Corp. (b)	6,600	242,538
Asukanet Co., Ltd. (b)	5,200	56,212
Ateam, Inc. (b)	6,400	110,358
Atom Corp. (b)	13,900	92,269
Autobacs Seven Co., Ltd.	41,900	592,212
Avex Group Holdings, Inc.	19,200	215,974
Awa Bank, Ltd. (b)	127,000	659,821
Axial Retailing, Inc.	3,800	130,753
Azbil Corp.	24,100	705,922
Bank of Iwate, Ltd. (b)	1,800	67,550
Bank of Nagoya, Ltd. (b)	189,600	587,706
Bank of Okinawa, Ltd.	53,760	1,566,843
Bank of the Ryukyus, Ltd.	86,620	858,685
Best Denki Co., Ltd. (b)	244,869	250,621
Bic Camera, Inc.	61,000	558,924
Broadleaf Co., Ltd.	14,100	129,194
Broccoli Co., Ltd. (b)	18,000	73,516
Bunka Shutter Co., Ltd.	40,000	318,550
C Uyemura & Co., Ltd. (b)	1,400	56,360
Calsonic Kansei Corp.	56,000	421,406
Can Do Co., Ltd. (b)	22,500	359,684
Capcom Co., Ltd.	23,900	548,868
Central Glass Co., Ltd.	315,345	1,349,415
Chiome Bioscience, Inc. (a) (b)	6,600	36,863
Chiyoda Co., Ltd.	18,800	413,420
Chiyoda Corp.	28,500	186,685
Chiyoda Integre Co., Ltd.	5,600	103,059
Chudenko Corp.	4,600	92,368
Chugoku Marine Paints, Ltd.	33,000	201,365
CKD Corp.	4,000	29,516
Clarion Co., Ltd.	59,000	143,776
Cocokara fine, Inc.	13,600	699,951
Colowide Co., Ltd. (b)	28,500	513,939

Comforia Residential REIT, Inc.	121	272,453
COMSYS Holdings Corp.	47,700	769,040
COOKPAD, Inc.	166	2,013
Cosmo Energy Holdings Co., Ltd.	33,800	409,857
Create Restaurants Holdings, Inc.	14,500	132,294
CROOZ, Inc. (b)	2,300	44,413
CYBERDYNE, Inc. (a) (b)	17,500	391,315
D.Western Therapeutics Institute, Inc. (a)	9,300	40,340
Daibiru Corp.	5,600	47,872
Daido Metal Co., Ltd.	26,800	254,703
Daido Steel Co., Ltd.	148,000	503,480
Daifuku Co., Ltd.	46,000	815,167
Daihen Corp. (b)	48,000	208,207
Daiichikosho Co., Ltd.	180	7,536
Daikyo, Inc.	107,000	154,362
Daio Paper Corp. (b)	47,400	513,319
Daiseki Co., Ltd.	5,700	109,788
Daishi Bank, Ltd.	176,000	557,559
Daishinku Corp.	9,000	22,985
Daito Bank, Ltd. (b)	41,000	68,740
Daito Pharmaceutical Co., Ltd.	2,900	79,178
Daiwa House REIT Investment Corp. (b)	127	747,714
Daiwa House Residential Investment Corp.	252	685,576
DCM Holdings Co., Ltd. (b)	73,993	631,093
Denka Co., Ltd.	162,000	649,011
Densan System Co., Ltd.	15,500	223,911
Denyo Co., Ltd.	3,800	39,078
Descente, Ltd.	10,500	112,584
Digital Garage, Inc. (b)	16,800	389,091
Dip Corp. (b)	8,500	226,606
DMG Mori Co., Ltd. (b)	47,300	448,149
Doutor Nichires Holdings Co., Ltd.	75,872	1,320,864
DTS Corp.	52,662	973,777
Dunlop Sports Co., Ltd. (b)	2,600	23,392
Duskin Co., Ltd.	6,400	107,738
Dynam Japan Holdings Co., Ltd.	104,000	147,730
Eagle Industry Co., Ltd.	13,200	151,828
Earth Chemical Co., Ltd.	10,600	509,387
Ebara Corp.	164,000	896,813
EDION Corp. (b)	104,800	861,160
Ehime Bank, Ltd. (b)	636,200	1,407,714
Eidai Co., Ltd.	14,000	54,177
Eighteenth Bank, Ltd.	487,730	1,183,788
Eizo Corp.	5,900	156,831
Elecom Co., Ltd.	8,600	178,388
en-japan, Inc.	11,600	213,931
Enplas Corp.	5,300	138,919
EPS Holdings, Inc.	2,900	36,296
euglena Co., Ltd. (a) (b)	33,000	458,378
Exedy Corp.	7,000	148,747
F@N Communications, Inc. (b)	14,000	107,944
Fancl Corp. (b)	7,900	109,117
FCC Co., Ltd.	53,028	855,457
Feed One Co., Ltd.	48,400	53,783
Ferrotec Corp.	10,400	145,979
Fields Corp.	3,500	43,021

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Financial Products Group Co., Ltd. (b)	12,100	$123,017
Foster Electric Co., Ltd.	4,400	68,537
FP Corp.	11,100	535,579
Frontier Real Estate Investment Corp.	104	541,339
Fudo Tetra Corp. (b)	83,800	125,794
Fuji Kyuko Co., Ltd.	27,000	377,668
Fuji Machine Manufacturing Co., Ltd.	39,800	358,080
Fuji Oil Holdings, Inc.	41,900	776,002
Fuji Pharma Co., Ltd.	3,500	77,342
Fuji Seal International, Inc.	8,900	311,877
Fujibo Holdings, Inc.	72,000	172,648
Fujicco Co., Ltd.	10,000	288,137
Fujikura, Ltd.	127,000	579,355
Fujimori Kogyo Co., Ltd.	7,500	140,876
Fujitec Co., Ltd.	36,800	314,947
Fujitsu General, Ltd.	29,000	639,702
Fujiya Co., Ltd. (a)	68,000	128,590
Fukuda Corp.	20,000	202,749
Fukuda Denshi Co., Ltd.	4,900	284,189
Fukuoka Corp. REIT	1,227	2,432,711
Fukuyama Transporting Co., Ltd. (b)	97,000	510,576
Furukawa Co., Ltd.	162,387	226,351
Furukawa Electric Co., Ltd.	345,000	793,645
Fuso Pharmaceutical Industries, Ltd.	22,000	58,758
Futaba Corp.	12,400	234,487
Fuyo General Lease Co., Ltd.	9,600	386,470
Genki Sushi Co., Ltd.	5,000	102,447
Global One Real Estate Investment Corp.	52	191,851
GLOBERIDE, Inc. (b)	6,800	111,290
Glory, Ltd.	13,200	356,538
GMO internet, Inc. (b)	30,500	314,246
GMO Payment Gateway, Inc. (b)	6,200	350,521
GNI Group, Ltd. (a) (b)	46,000	103,129
Gree, Inc. (a) (b)	47,000	264,802
GS Yuasa Corp.	163,000	619,651
Gulliver International Co., Ltd.	29,900	243,653
Gurunavi, Inc. (b)	12,500	360,050
Hankyu REIT, Inc.	85	108,456
Hanwa Co., Ltd.	88,000	454,625
Happinet Corp.	3,700	30,836
Harmonic Drive Systems, Inc. (b)	15,700	443,805
Hazama Ando Corp. (b)	93,200	514,194
Hearts United Group Co., Ltd. (b)	1,300	35,937
Heiwa Real Estate Co., Ltd.	15,100	190,608
Heiwa Real Estate REIT, Inc.	185	149,854
Heiwado Co., Ltd.	18,800	363,759
HI-LEX Corp.	6,800	159,610
Hibiya Engineering, Ltd.	7,500	110,098
Hiramatsu, Inc.	15,600	97,167
Hirano Tecseed Co., Ltd.	28	230
Hitachi Kokusai Electric, Inc. (b)	21,072	349,591
Hitachi Maxell, Ltd.	11,100	150,287
Hitachi Transport System, Ltd.	9,600	156,740
Hitachi Zosen Corp.	155,100	743,827
Hogy Medical Co., Ltd. (b)	2,300	159,850
Hokkaido Gas Co., Ltd.	12,000	32,284
Hokkoku Bank, Ltd.	147,000	395,477
Hokuetsu Bank, Ltd.	934,000	1,575,027

Hokuetsu Kishu Paper Co., Ltd.	21,500	147,329
Hokuriku Electric Industry Co., Ltd.	33,000	34,740
Hokuto Corp.	5,000	91,773
Horiba, Ltd. (b)	18,113	790,976
Hoshino Resorts REIT, Inc.	27	340,296
Hosiden Corp.	105,500	650,955
House Foods Group, Inc.	31,500	727,702
Hulic, Inc. REIT	230	421,035
Hyakujushi Bank, Ltd.	153,000	442,938
IBJ Leasing Co., Ltd.	12,500	214,568
Ichigo Office REIT Investment	408	318,557
Ichigo, Inc. (b)	16,600	64,885
Iino Kaiun Kaisha, Ltd.	112,380	411,881
Imasen Electric Industrial	9,500	78,156
Imperial Hotel, Ltd.	10,900	236,402
Inaba Denki Sangyo Co., Ltd.	3,000	101,911
Inabata & Co., Ltd.	3,400	30,590
Industrial & Infrastructure Fund Investment Corp.	146	815,460
Infomart Corp.	21,800	198,472
Intage Holdings, Inc.	4,000	60,318
Internet Initiative Japan, Inc.	15,700	319,999
Invesco Office J-REIT, Inc.	116	106,739
Invincible Investment Corp. REIT	1,193	753,547
Iriso Electronics Co., Ltd. (b)	3,300	183,030
Iseki & Co., Ltd. (b)	56,000	121,727
Ishihara Sangyo Kaisha, Ltd. (a)	84,000	49,128
IT Holdings Corp.	39,208	896,216
Itfor, Inc.	37,400	179,363
Itoham Yonekyu Holdings, Inc. (a) (b)	61,200	626,973
Itoki Corp.	28,100	154,483
Iwasaki Electric Co., Ltd.	27,000	35,530
Iwatani Corp.	127,000	718,004
J Trust Co., Ltd. (b)	39,800	290,964
Jaccs Co., Ltd.	75,000	325,324
Japan Asset Marketing Co., Ltd. (a) (b)	54,700	53,319
Japan Aviation Electronics Industry, Ltd.	21,000	285,349
Japan Cash Machine Co., Ltd. (b)	3,200	25,266
Japan Communications, Inc. (a) (b)	59,000	132,849
Japan Digital Laboratory Co., Ltd.	4,000	54,196
Japan Display, Inc. (a) (b)	110,410	177,577
Japan Excellent, Inc.	678	929,202
Japan Hotel REIT Investment Corp.	1,317	1,110,444
Japan Logistics Fund, Inc.	876	2,046,761
Japan Petroleum Exploration Co., Ltd.	3,900	77,932
Japan Rental Housing Investments, Inc.	48	39,396
Japan Securities Finance Co., Ltd.	25,300	95,193
Japan Steel Works, Ltd.	156,000	707,086
Japan Tissue Engineering Co., Ltd. (a) (b)	2,800	33,953
JCR Pharmaceuticals Co., Ltd.	3,800	111,678
Jeol, Ltd.	41,000	156,263
Jin Co., Ltd. (b)	6,600	257,657
Joban Kosan Co., Ltd.	80,000	115,411
Juki Corp.	32,400	287,081
Juroku Bank, Ltd. (b)	83,000	218,442
Justsystems Corp.	7,700	63,723
JVC Kenwood Corp.	76,200	155,237

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

K’s Holdings Corp. (b)	44,200	$821,614
Kadokawa Dwango (a)	22,900	300,006
Kaga Electronics Co., Ltd.	6,400	72,116
Kagome Co., Ltd. (b)	16,500	435,700
Kameda Seika Co., Ltd.	8,400	478,994
Kanamoto Co., Ltd.	17,100	329,865
Kandenko Co., Ltd.	25,000	204,455
Kanematsu Corp.	559,498	878,050
Kasai Kogyo Co., Ltd.	8,000	71,820
Katakura Industries Co., Ltd. (b)	75,574	835,373
Kato Sangyo Co., Ltd.	14,800	346,521
KAWADA TECHNOLOGIES, Inc. (b)	1,300	42,577
Kawai Musical Instruments Manufacturing Co., Ltd.	9,300	177,406
Keihin Corp.	13,000	198,060
Keiyo Bank, Ltd. (b)	142,000	530,130
Kenedix Office Investment Corp. REIT	131	782,757
Kenedix Residential Investment Corp.	106	287,757
Kenedix, Inc. (b)	102,400	381,293
Key Coffee, Inc. (b)	6,100	112,558
Kintetsu World Express, Inc.	6,000	72,229
Kissei Pharmaceutical Co., Ltd.	7,900	157,553
Kitano Construction Corp.	15,000	36,992
Kito Corp.	15,200	119,715
Kitz Corp.	179,100	844,960
Kiyo Bank, Ltd.	96,760	1,190,283
KLab, Inc. (a) (b)	15,700	98,249
Kokuyo Co., Ltd.	32,417	460,392
Komeri Co., Ltd. (b)	10,300	267,163
Komori Corp. (b)	72,636	805,729
Kotobuki Spirits Co., Ltd.	21,900	723,667
Kourakuen Holdings Corp.	8,000	119,466
Kumagai Gumi Co., Ltd.	166,000	467,628
Kurabo Industries, Ltd.	512,600	904,382
Kureha Corp. (b)	35,000	122,137
Kuroda Electric Co., Ltd.	6,500	110,878
Kusuri No Aoki Co., Ltd. (b)	3,600	233,356
KYB Corp.	230,832	740,264
Kyoei Steel, Ltd.	4,000	60,630
Kyokuto Kaihatsu Kogyo Co., Ltd.	16,000	149,098
Kyokuyo Co., Ltd.	22,000	55,756
KYORIN Holdings, Inc.	30,500	594,303
Kyoritsu Maintenance Co., Ltd. (b)	2,800	185,866
Kyosan Electric Manufacturing Co., Ltd. (b)	12,000	38,951
Kyoto Kimono Yuzen Co., Ltd. (b)	18,200	143,876
Kyowa Exeo Corp.	66,580	826,815
Kyudenko Corp. (b)	18,900	558,212
Kyushu Financial Group, Inc.	1,000	4,932
LAC Co., Ltd. (b)	6,900	61,205
Lasertec Corp. (b)	4,900	59,322
Leopalace21 Corp.	128,300	894,186
Life Corp.	13,800	370,592
Lintec Corp.	12,900	251,235
Lion Corp.	1,400	22,994
Maeda Corp.	74,000	577,054
Maeda Road Construction Co., Ltd.	16,000	271,527

Makino Milling Machine Co., Ltd. (b)	111,000	559,382
Mandom Corp.	8,800	402,729
Mani, Inc. (b)	12,200	206,802
Marudai Food Co., Ltd.	469,656	2,234,059
Maruha Nichiro Corp.	34,420	934,732
Marusan Securities Co., Ltd. (b)	59,638	509,240
Maruwa Co., Ltd.	1,900	55,542
Marvelous, Inc. (b)	19,400	157,900
Matsuya Co., Ltd. (b)	27,900	190,913
MCUBS MidCity Investment Corp.	71	244,649
Medinet Co., Ltd. (a) (b)	14,100	19,104
Megmilk Snow Brand Co., Ltd.	16,200	564,529
Meidensha Corp.	128,000	412,984
Meitec Corp.	12,700	428,945
Melco Holdings, Inc.	4,000	81,684
Michinoku Bank, Ltd. (b)	633,200	1,104,813
Micronics Japan Co., Ltd. (b)	17,000	149,303
Minato Bank, Ltd.	632,800	937,573
Mirait Holdings Corp.	42,260	413,579
Mitani Corp.	4,400	119,446
Mitsuba Corp.	18,300	194,613
Mitsubishi Kakoki Kaisha, Ltd.	16,000	27,917
Mitsubishi Nichiyu Forklift Co., Ltd.	10,900	60,986
Mitsubishi Pencil Co., Ltd.	14,400	670,943
Mitsubishi Shokuhin Co., Ltd.	1,200	31,383
Mitsui Engineering & Shipbuilding Co., Ltd.	295,000	402,573
Mitsui Mining & Smelting Co., Ltd.	253,000	416,776
Mitsui Sugar Co., Ltd.	11,000	52,003
Mitsui-Soko Holdings Co., Ltd. (b)	237,000	630,675
Mitsumi Electric Co., Ltd. (a) (b)	56,100	224,203
Miura Co., Ltd. (b)	48,700	1,082,802
Miyaji Engineering Group, Inc. (b)	26,000	33,454
Miyazaki Bank, Ltd.	571,800	1,415,705
Miyoshi Oil & Fat Co., Ltd.	30,000	34,506
Mizuno Corp. (b)	39,000	182,474
Mochida Pharmaceutical Co., Ltd.	3,100	249,293
Modec, Inc.	9,000	137,206
Monex Group, Inc. (b)	92,400	207,155
Monogatari Corp.	1,400	71,099
Morinaga & Co., Ltd. (b)	98,000	613,276
Morinaga Milk Industry Co., Ltd.	97,000	673,204
Morita Holdings Corp.	21,000	275,524
MOS Food Services, Inc.	4,700	133,821
Murata Manufacturing Co., Ltd.	400	44,371
Musashi Seimitsu Industry Co., Ltd. (b)	6,100	118,385
Musashino Bank, Ltd.	33,080	744,211
Mutoh Holdings Co., Ltd.	20,000	42,889
Nachi-Fujikoshi Corp. (b)	84,000	253,007
Nagase & Co., Ltd.	59,500	651,896
Nakanishi, Inc.	25,680	757,208
Namura Shipbuilding Co., Ltd.	18,300	99,893
NanoCarrier Co., Ltd. (a) (b)	10,800	114,222
Nanto Bank, Ltd.	129,000	409,923
NEC Networks & System Integration Corp.	3,700	65,279
NET One Systems Co., Ltd. (b)	118,200	678,622
Neturen Co., Ltd. (b)	133,483	934,212

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Next Co., Ltd. (b)	15,100	$133,647
Nichi-iko Pharmaceutical Co., Ltd.	25,800	521,834
Nichias Corp.	12,000	91,237
Nichicon Corp.	10,900	70,230
Nichiha Corp.	7,500	117,628
NichiiGakkan Co., Ltd. (b)	6,700	45,324
Nichirei Corp.	152,000	1,391,247
Nichireki Co., Ltd.	12,300	76,253
Nihon Dempa Kogyo Co., Ltd. (b)	25,400	210,697
Nihon Kohden Corp.	20,700	578,083
Nihon M&A Center, Inc. (b)	15,500	998,684
Nihon Nohyaku Co., Ltd. (b)	11,100	49,663
Nihon Parkerizing Co., Ltd.	41,800	435,561
Nihon Trim Co., Ltd.	1,500	103,519
Nihon Unisys, Ltd.	10,800	132,645
Nikkiso Co., Ltd.	63,740	409,442
Nikkon Holdings Co., Ltd.	131,880	2,352,475
Nippon Accommodations Fund, Inc.	210	957,988
Nippon Beet Sugar Manufacturing Co., Ltd.	33,000	58,865
Nippon Carbon Co., Ltd. (b)	166,712	312,006
Nippon Chemi-Con Corp. (b)	69,000	83,400
Nippon Chemiphar Co., Ltd.	13,000	58,164
Nippon Coke & Engineering Co., Ltd.	35,600	21,515
Nippon Concrete Industries Co., Ltd.	31,600	87,170
Nippon Densetsu Kogyo Co., Ltd.	23,400	390,494
Nippon Flour Mills Co., Ltd.	54,000	420,041
Nippon Gas Co., Ltd.	30,900	668,059
Nippon Kayaku Co., Ltd. (b)	45,000	443,464
Nippon Koei Co., Ltd. (b)	17,000	51,370
Nippon Light Metal Holdings Co., Ltd. (b)	236,500	520,996
Nippon Paper Industries Co., Ltd. (b)	53,700	935,392
Nippon Parking Development Co., Ltd. (b)	42,500	50,955
NIPPON REIT Investment Corp.	52	140,049
Nippon Seiki Co., Ltd.	55,200	898,029
Nippon Sheet Glass Co., Ltd. (a) (b)	418,000	260,766
Nippon Signal Co., Ltd.	31,800	246,428
Nippon Soda Co., Ltd. (b)	64,000	255,775
Nippon Steel & Sumikin Bussan Corp.	36,000	115,450
Nippon Suisan Kaisha, Ltd.	120,699	616,496
Nippon Thompson Co., Ltd.	140,000	421,679
Nippon Yakin Kogyo Co., Ltd. (b)	77,000	88,566
Nipro Corp. (b)	48,300	596,041
Nishi-Nippon Railroad Co., Ltd.	151,000	781,567
Nishimatsu Construction Co., Ltd.	127,000	589,258
Nishimatsuya Chain Co., Ltd.	23,453	331,026
Nishio Rent All Co., Ltd.	7,000	142,061
Nissha Printing Co., Ltd. (b)	23,600	430,869
Nisshin Oillio Group, Ltd.	24,000	110,186
Nisshin Steel Co., Ltd.	52,500	665,270
Nisshinbo Holdings, Inc.	700	6,298
Nissin Electric Co., Ltd.	8,000	117,594
Nissin Kogyo Co., Ltd.	13,100	166,767
Nitto Boseki Co., Ltd.	137,153	459,895
Nitto Kogyo Corp.	8,500	104,645
NOF Corp.	239,600	1,973,506
Nohmi Bosai, Ltd.	16,600	221,031

Nojima Corp.	9,800	160,483
Noritsu Koki Co., Ltd.	9,800	67,537
Noritz Corp. (b)	4,700	83,655
North Pacific Bank, Ltd.	147,400	397,990
NS United Kaiun Kaisha, Ltd.	19,000	23,891
NSD Co., Ltd.	19,300	306,272
NuFlare Technology, Inc. (b)	1,000	47,471
Obara Group, Inc.	3,500	129,472
Oenon Holdings, Inc.	97,000	188,157
Ogaki Kyoritsu Bank, Ltd.	19,000	52,227
Ohsho Food Service Corp. (b)	6,800	244,585
Oiles Corp.	10,900	170,741
Oita Bank, Ltd.	342,800	982,388
Okabe Co., Ltd. (b)	20,900	148,107
Okamoto Industries, Inc. (b)	31,800	343,759
Okamura Corp.	58,400	577,795
Okasan Securities Group, Inc.	88,682	391,587
Oki Electric Industry Co., Ltd.	525,000	695,974
Okinawa Electric Power Co., Inc.	4,500	94,088
OKUMA Corp. (b)	68,000	440,784
Okumura Corp.	84,000	461,799
OncoTherapy Science, Inc. (a) (b)	21,000	50,765
Onward Holdings Co., Ltd.	17,000	105,722
Open House Co., Ltd.	6,600	178,333
Orient Corp. (a)	1,600	2,885
OSAKA Titanium Technologies Co., Ltd. (b).	8,500	102,988
Osaki Electric Co., Ltd.	9,000	69,130
OSG Corp. (b)	46,840	774,351
Otsuka Kagu, Ltd. (b)	7,200	75,446
Pacific Industrial Co., Ltd. (b)	29,500	268,286
Pacific Metals Co., Ltd. (a) (b)	74,000	200,526
Pal Co., Ltd. (b)	5,700	133,624
Paramount Bed Holdings Co., Ltd.	5,600	283,302
Pasona Group, Inc. (b)	11,500	78,692
Penta-Ocean Construction Co., Ltd.	116,600	612,607
PeptiDream, Inc. (a) (b)	14,600	865,270
Pilot Corp.	166	7,103
Piolax, Inc.	5,300	245,653
Pioneer Corp. (a) (b)	167,200	290,102
Poletowin Pitcrew Holdings, Inc.	2,800	19,787
Premier Investment Corp.	1,743	2,295,344
Qol Co., Ltd.	8,600	112,331
Raito Kogyo Co., Ltd.	14,700	152,889
Relia, Inc.	22,800	236,912
Relo Holdings, Inc.	5,900	1,037,489
Rengo Co., Ltd.	214,000	1,380,914
ReproCELL, Inc. (a) (b)	21,200	90,098
Riso Kagaku Corp. (b)	9,200	120,616
Rock Field Co., Ltd.	10,600	156,432
Rohto Pharmaceutical Co., Ltd.	46,800	709,367
Roland DG Corp.	4,400	78,058
Round One Corp.	22,300	178,678
Ryobi, Ltd.	37,000	152,198
Ryosan Co., Ltd.	3,500	83,210
Sagami Chain Co., Ltd.	21,400	251,986
Saibu Gas Co., Ltd. (b)	123,000	298,538
Saizeriya Co., Ltd.	8,400	149,430
Sakai Chemical Industry Co., Ltd.	269,765	725,754

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

San-A Co., Ltd.	10,200	$501,101
San-Ai Oil Co., Ltd.	17,900	101,199
San-In Godo Bank, Ltd.	11,000	71,196
Sanden Holdings Corp.	56,000	150,112
Sangetsu Co., Ltd.	16,500	308,159
Sanix, Inc. (a) (b)	10,700	16,271
Sanken Electric Co., Ltd. (b)	68,000	208,792
Sankyo Tateyama, Inc.	4,400	61,803
Sankyu, Inc.	138,000	735,803
Sanwa Holdings Corp.	88,100	792,634
Sanyo Electric Railway Co., Ltd.	39,000	191,217
Sanyo Shokai, Ltd. (b)	209,000	391,149
Sanyo Special Steel Co., Ltd.	226,937	1,004,283
Sapporo Holdings, Ltd.	46,600	1,345,899
Sato Holdings Corp.	41,440	768,694
SCREEN Holdings Co., Ltd.	171,000	1,843,513
Seika Corp.	22,000	51,896
Seikagaku Corp.	20,800	321,762
Seiko Holdings Corp.	59,000	175,982
Seino Holdings Co., Ltd.	700	6,380
Seiren Co., Ltd.	135,780	1,271,903
Sekisui House Reit, Inc.	141	190,630
Sekisui House SI Residential Investment Corp.	272	315,508
Senko Co., Ltd.	43,800	262,569
Senshu Ikeda Holdings, Inc.	104,860	389,430
Senshukai Co., Ltd. (b)	17,300	113,996
Septeni Holdings Co., Ltd.	6,900	251,209
Seria Co., Ltd.	7,800	643,981
Shibuya Kogyo Co., Ltd.	10,900	178,603
Shiga Bank, Ltd. (b)	130,000	553,758
Shima Seiki Manufacturing, Ltd. (b)	53,045	1,017,571
Shimachu Co., Ltd.	40,960	888,751
Shindengen Electric Manufacturing Co., Ltd.	41,000	128,687
Shinkawa, Ltd. (a)	9,200	40,803
Shinkin Central Bank Class A, Preference Shares	355	779,623
Shinko Electric Industries Co., Ltd. (b)	26,700	129,349
Shinmaywa Industries, Ltd.	26,000	159,918
Shinsho Corp.	40,000	64,724
Ship Healthcare Holdings, Inc.	13,900	429,506
SHO-BOND Holdings Co., Ltd. (b)	11,300	511,083
Shochiku Co., Ltd. (b)	256,600	2,663,798
Shoei Co., Ltd.	5,600	82,207
Showa Aircraft Industry Co., Ltd.	7,000	61,682
Showa Corp.	22,700	126,345
Showa Denko KK (b)	54,100	506,776
SIA Reit, Inc.	48	199,552
Sinanen Holdings Co., Ltd.	14,000	53,904
Sinfonia Technology Co., Ltd.	332,400	537,854
SK Kaken Co., Ltd. (b)	4,000	358,709
Skylark Co., Ltd.	203	2,564
SMK Corp.	127,343	434,448
SMS Co., Ltd.	9,200	201,415
Sodick Co., Ltd.	24,300	185,702
Sogo Medical Co., Ltd.	2,200	81,061
Sosei Group Corp. (a) (b)	6,000	1,105,371
Sotetsu Holdings, Inc.	1,792	10,026

St Marc Holdings Co., Ltd. (b)	3,000	90,506
Star Micronics Co., Ltd.	18,400	192,089
Starts Corp., Inc.	13,900	274,775
Starts Proceed Investment Corp.	68	113,742
Sumitomo Bakelite Co., Ltd.	54,000	248,972
Sumitomo Forestry Co., Ltd.	88,800	1,194,502
Sumitomo Mitsui Construction Co., Ltd.	366,800	307,484
Sumitomo Osaka Cement Co., Ltd.	186,793	799,319
Sumitomo Real Estate Sales Co., Ltd.	3,700	72,204
Sumitomo Seika Chemicals Co., Ltd.	12,000	66,322
Sumitomo Warehouse Co., Ltd.	48,000	237,216
Sun Corp. (b)	10,000	63,554
Sun Frontier Fudousan Co., Ltd.	5,800	58,741
SWCC Showa Holdings Co., Ltd. (a) (b)	45,000	24,564
T RAD Co., Ltd.	15,000	25,733
Tabuchi Electric Co., Ltd.	16,000	54,742
Tachi-S Co., Ltd.	18,700	272,689
Tadano, Ltd.	32,700	269,658
Taikisha, Ltd.	6,000	148,143
Taiko Pharmaceutical Co., Ltd. (b)	4,200	64,726
Taiyo Holdings Co., Ltd. (b)	4,600	141,018
Taiyo Yuden Co., Ltd.	59,700	514,424
Takaoka Toko Co., Ltd. (b)	1,900	30,707
Takara Bio, Inc.	23,300	307,972
Takara Holdings, Inc.	88,600	810,950
Takara Leben Co., Ltd.	14,600	110,863
Takara Standard Co., Ltd.	53,000	479,423
Takasago International Corp.	46,700	1,250,007
Takasago Thermal Engineering Co., Ltd.	32,500	382,372
Takashima & Co., Ltd.	36,000	54,391
Takata Corp. (a) (b)	15,600	60,064
Takeuchi Manufacturing Co., Ltd. (b)	20,300	259,018
Takuma Co., Ltd.	34,000	300,263
Tamron Co., Ltd. (b)	5,400	71,902
Tamura Corp.	49,000	139,468
Tanseisha Co., Ltd.	21,800	160,222
TechnoPro Holdings, Inc.	5,400	167,122
Teikoku Electric Manufacturing Co., Ltd.	3,600	27,231
Teikoku Sen-I Co., Ltd.	13,400	167,582
Tekken Corp. (b)	72,000	205,634
TKC Corp.	3,700	96,657
Toa Corp. (d)	33,000	52,110
Toa Corp. (d)	17,700	157,521
Toagosei Co., Ltd. (b)	204,200	1,867,040
Tobishima Corp. (b)	28,200	46,730
TOC Co., Ltd.	158,260	1,285,024
Tochigi Bank, Ltd.	231,000	792,592
Toda Corp.	131,000	561,848
Toei Co., Ltd.	131,400	1,230,874
Toho Bank, Ltd.	90,000	277,220
Toho Holdings Co., Ltd. (b)	67,819	1,626,889
Toho Zinc Co., Ltd.	53,000	159,119
Tokai Carbon Co., Ltd. (b)	128,000	318,160
Tokai Corp.	1,600	48,114
TOKAI Holdings Corp.	57,400	365,359

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Tokai Rika Co., Ltd.	17,700	$258,452
Tokuyama Corp. (a) (b)	220,000	598,304
Tokyo Dome Corp.	79,000	356,536
Tokyo Ohka Kogyo Co., Ltd.	17,100	418,374
Tokyo Seimitsu Co., Ltd.	21,400	493,750
Tokyo Steel Manufacturing Co., Ltd.	51,500	280,115
Tokyo Tekko Co., Ltd.	9,000	31,845
Tokyo TY Financial Group, Inc.	17,300	398,478
Tokyotokeiba Co., Ltd. (b)	73,000	143,026
Tokyu Construction Co., Ltd.	14,900	134,926
Tokyu REIT, Inc.	289	411,569
Tomoe Engineering Co., Ltd.	2,800	40,339
TOMONY Holdings, Inc.	216,880	646,898
Tomy Co., Ltd. (b)	52,800	443,131
Top REIT, Inc.	92	372,609
Topcon Corp. (b)	24,500	239,292
Topre Corp.	23,200	490,052
Topy Industries, Ltd.	347,981	708,919
Torii Pharmaceutical Co., Ltd.	3,700	85,765
Torishima Pump Manufacturing Co., Ltd. (b)	5,600	55,350
Toshiba Machine Co., Ltd.	51,000	153,114
Toshiba Plant Systems & Services Corp.	10,900	177,541
Toshiba TEC Corp. (a)	54,000	190,545
Totetsu Kogyo Co., Ltd. (b)	13,300	365,850
Towa Pharmaceutical Co., Ltd.	2,800	145,472
Toyo Construction Co., Ltd.	9,700	43,683
Toyo Corp.	137,568	1,307,426
Toyo Engineering Corp.	58,000	191,091
Toyo Ink SC Holdings Co., Ltd.	60,000	249,732
Toyo Wharf & Warehouse Co., Ltd.	31,000	42,304
Toyobo Co., Ltd.	395,788	744,586
TPR Co., Ltd.	15,300	292,757
Trusco Nakayama Corp.	10,200	512,038
TS Tech Co., Ltd.	20,800	504,642
TSI Holdings Co., Ltd.	65,700	356,070
Tsubakimoto Chain Co.	62,000	378,321
Tsukui Corp.	4,300	75,907
Tsumura & Co. (b)	27,400	740,086
Tsurumi Manufacturing Co., Ltd.	10,900	131,004
UACJ Corp. (b)	129,000	303,041
Ube Industries, Ltd.	316,000	517,477
Ulvac, Inc.	34,100	1,035,398
UMN Pharma, Inc. (a) (b)	4,600	68,962
Unipres Corp.	16,400	261,690
United Arrows, Ltd.	12,700	367,667
United Super Markets Holdings, Inc.	12,100	123,489
UNITED, Inc. (b)	3,700	46,994
Unitika, Ltd. (a)	1,062,000	569,354
UNY Group Holdings Co., Ltd.	74,900	628,608
Usen Corp. (a)	46,110	136,186
Ushio, Inc.	42,200	491,559
UT Group Co., Ltd. (a)	11,100	44,902
Valor Holdings Co., Ltd.	31,600	836,896
VT Holdings Co., Ltd.	21,700	98,569
Wacoal Holdings Corp.	72,000	707,437
Wacom Co., Ltd. (b)	72,200	280,101
Wakachiku Construction Co., Ltd.	38,000	54,820

Wakita & Co., Ltd.	10,900	71,505
WirelessGate, Inc. (b)	4,300	71,799
Xebio Holdings Co., Ltd.	8,000	112,370
YAMABIKO Corp.	21,000	150,863
Yamazen Corp.	46,500	368,501
Yodogawa Steel Works, Ltd.	59,000	1,430,286
Yokogawa Bridge Holdings Corp.	16,900	167,040
Yondoshi Holdings, Inc. (b)	13,200	265,184
Yorozu Corp.	13,200	183,480
Yoshinoya Holdings Co., Ltd. (b)	30,600	417,883
Yushin Precision Equipment Co., Ltd.	1,400	24,632
Zenrin Co., Ltd.	56,877	1,104,386
Zensho Holdings Co., Ltd.	19,200	280,355
ZERIA Pharmaceutical Co., Ltd.	18,200	262,027
Zojirushi Corp. (b)	23,200	437,813

		231,864,963

LUXEMBOURG — 0.0% (f)
Stabilus SA (a)	5,823	276,229

MACAU — 0.1%
Macau Legend Development, Ltd. (a) (b)	2,944,740	383,373

MONGOLIA — 0.0% (f)
Mongolian Mining Corp. (a) (b)	1,208,500	14,175

NETHERLANDS — 1.0%
Amsterdam Commodities NV	15,292	373,580
BE Semiconductor Industries NV	13,294	361,323
Beter Bed Holding NV	12,301	269,899
BinckBank NV (b)	40,613	203,035
Cimpress NV (a)	142	13,132
Constellium NV Class A (a) (b)	30,996	145,371
Corbion NV	38,917	934,088
Fugro NV (a) (b)	18,484	325,682
IMCD Group NV	12,319	486,872
InterXion Holding NV (a) (b)	15,129	557,958
Koninklijke BAM Groep NV (b)	142,915	520,611
NSI NV	48,961	196,251
PostNL NV (a)	133,774	547,056
Refresco Gerber NV (e)	18,269	271,560
Sligro Food Group NV	9,363	360,423
TKH Group NV	15,943	538,441
Vastned Retail NV	5,485	222,445
Wessanen	29,532	311,681

		6,639,408

NEW ZEALAND — 1.6%
a2 Milk Co., Ltd. (a)	193,202	251,805
Air New Zealand, Ltd.	235,519	351,408
Argosy Property, Ltd.	339,487	276,841
Chorus, Ltd.	143,465	431,182
EBOS Group, Ltd.	30,390	354,092
Freightways, Ltd.	79,248	365,169
Genesis Energy, Ltd.	183,569	279,779
Goodman Property Trust	367,061	338,540
Heartland New Zealand, Ltd.	249,770	209,906
Infratil, Ltd. (b)	304,078	691,923
Kathmandu Holdings, Ltd.	76,678	83,553
Kiwi Property Group, Ltd.	492,237	522,351
Mainfreight, Ltd.	57,915	685,938

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Metlifecare, Ltd.	65,553	$258,178
New Zealand Oil & Gas, Ltd. (a)	273,242	89,517
Nuplex Industries, Ltd.	137,495	514,101
NZME, Ltd. (a)	38,190	20,758
NZX, Ltd.	243,611	173,500
PGG Wrightson, Ltd.	100,644	29,747
Port of Tauranga, Ltd.	23,498	326,338
Precinct Properties New Zealand, Ltd.	264,808	234,802
Property for Industry, Ltd.	215,344	240,788
Restaurant Brands New Zealand, Ltd.	119,025	457,756
Skellerup Holdings, Ltd.	146,336	131,318
SKY Network Television, Ltd.	70,874	240,773
SKYCITY Entertainment Group, Ltd.	298,358	973,207
Steel & Tube Holdings, Ltd.	15,895	21,056
Stride Property, Ltd. (b)	249,889	418,232
Summerset Group Holdings, Ltd. (b)	60,869	189,877
TOWER, Ltd.	133,246	130,010
Trade Me Group, Ltd.	201,627	664,862
Vital Healthcare Property Trust (b)	215,985	343,029
Warehouse Group, Ltd.	63,005	124,296
Z Energy, Ltd.	153,280	883,153

		11,307,785

NORWAY — 1.5%
AF Gruppen ASA	13,197	230,255
Aker Solutions ASA (a) (b)	56,854	241,196
Atea ASA	39,897	380,235
Austevoll Seafood ASA	34,855	290,530
Avance Gas Holding, Ltd. (b) (e)	13,035	40,657
Borregaard ASA	53,568	400,098
BW LPG, Ltd. (b) (e)	27,689	104,827
BW Offshore, Ltd. (b)	185,875	3,998
Det Norske Oljeselskap ASA (a)	46,866	567,906
DNO ASA (a) (b)	246,102	273,808
Ekornes ASA	45,799	498,056
Europris ASA (a) (e)	35,958	153,837
Fred Olsen Energy ASA (a)	14,079	42,231
Frontline, Ltd. (b)	13,942	106,882
Hexagon Composites ASA (a)	51,595	159,077
Hoegh LNG Holdings, Ltd. (b)	20,023	196,211
Kongsberg Automotive ASA (a)	201,469	131,216
Kongsberg Gruppen ASA (b)	12,717	186,167
Kvaerner ASA	107,151	97,317
Nordic Semiconductor ASA (a) (b)	80,894	329,649
Norwegian Air Shuttle ASA (a) (b)	8,363	287,530
Opera Software ASA (b)	1,152	9,224
Petroleum Geo-Services ASA (a)	103,587	244,114
Prosafe SE (b)	116,067	11,512
Protector Forsikring ASA	55,583	494,856
Salmar ASA	16,325	482,066
Solstad Offshore ASA (a)	10,910	17,340
SpareBank 1 SMN	30,888	172,380
Spectrum ASA	20,628	68,530
Stolt-Nielsen, Ltd.	13,690	166,054
Storebrand ASA (a)	145,520	545,355
TGS Nopec Geophysical Co. ASA	36,896	600,534
Thin Film Electronics ASA (a)	282,081	131,805
Tomra Systems ASA	113,624	1,205,090
Treasure ASA (a)	21,384	40,632
Veidekke ASA	109,714	1,311,122

Wilh Wilhelmsen ASA	21,384	53,665
XXL ASA (e)	29,892	339,359

		10,615,321

PERU — 0.0% (f)
Hochschild Mining PLC (a)	82,862	199,386

PORTUGAL — 0.1%
Altri SGPS SA	195,032	629,645
CTT-Correios de Portugal SA (b)	33,860	267,606
Mota-Engil SGPS SA (b)	45,798	75,708
Pharol SGPS SA (b)	236,646	27,342

		1,000,301

SINGAPORE — 2.3%
AIMS AMP Capital Industrial REIT	243,358	252,236
Ascendas Hospitality Trust (b)	502,800	252,166
Ascott Residence Trust	408,800	331,074
Boustead Singapore, Ltd.	307,750	182,926
Cache Logistics Trust (b)	485,400	310,160
Cambridge Industrial Trust	1,016,455	415,373
CapitaLand Retail China Trust	326,747	364,158
CDL Hospitality Trusts (b)	396,800	415,698
China Yuchai International, Ltd.	21,367	231,191
Cordlife Group, Ltd.	244,400	229,709
COSCO Corp. Singapore, Ltd. (a) (b)	4,000	892
Croesus Retail Trust	222,820	134,927
CSE Global, Ltd. (b)	141,400	46,226
CWT, Ltd. (b)	185,200	295,847
Delfi, Ltd.	177,800	381,783
Ezion Holdings, Ltd. (a) (b)	526,800	203,534
Ezra Holdings, Ltd. (a) (b)	1,452,395	78,776
Far East Hospitality Trust (b)	412,200	186,821
First Real Estate Investment Trust	547,631	508,610
Frasers Centrepoint Trust	258,400	408,940
Frasers Commercial Trust (b)	306,845	290,681
Frasers Hospitality Trust	203,600	116,481
GL, Ltd.	397,800	245,318
Haw Par Corp., Ltd.	68,586	458,633
Hong Fok Corp., Ltd.	263,800	131,322
Hyflux, Ltd. (b)	305,600	136,236
IGG, Inc. (b)	434,000	187,967
International Healthway Corp., Ltd. (a)	148,800	5,860
InterOil Corp. (a)	16,489	742,005
Interra Resources, Ltd. (a)	7,000	328
Jaya Holdings, Ltd. (a)	49	18
K1 Ventures, Ltd.	52,800	33,346
Keppel DC REIT	233,700	192,739
Keppel Infrastructure Trust	788,538	290,011
Lian Beng Group, Ltd.	123,400	40,342
LionGold Corp., Ltd. (a)	3,566	8
Lippo Malls Indonesia Retail Trust	1,200,800	312,267
Mapletree Greater China Commercial Trust	681,000	511,041
Mapletree Industrial Trust	783,037	1,000,686
Metro Holdings, Ltd.	327,600	245,840
Mewah International, Inc.	201,600	38,945
OUE Commercial Real Estate Investment Trust	120,000	60,183
OUE Hospitality Trust	344,933	175,555
OUE, Ltd. (b)	87,600	100,233

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Oxley Holdings, Ltd. (b)	122,000	$37,618
Pacific Radiance, Ltd. (b)	222,000	41,236
Pan-United Corp., Ltd.	700	304
Parkway Life Real Estate Investment Trust	246,400	443,040
Raffles Medical Group, Ltd.	462,449	518,833
Religare Health Trust	450,000	329,333
Rotary Engineering, Ltd.	101,600	28,308
Rowsley, Ltd. (a) (b)	1,606,000	158,703
Sabana Shari’ah Compliant Industrial Real
Estate Investment Trust	392,529	153,115
Saizen REIT	367	27
Sinarmas Land, Ltd.	577,000	199,350
Singapore Airlines, Ltd.	12,677	100,406
SMRT Corp., Ltd.	348,000	389,137
Soilbuild Business Space REIT	251,400	127,951
Stamford Land Corp., Ltd.	582	208
Starhill Global REIT	726,400	423,675
Super Group, Ltd.	240,000	147,113
Swiber Holdings, Ltd. (a) (b)	102,100	13,806
Tat Hong Holdings, Ltd.	708	295
Technics Oil & Gas, Ltd. (a)	1,254	66
Tuan Sing Holdings, Ltd.	191,179	41,903
UMS Holdings, Ltd.	322,600	140,219
United Engineers, Ltd.	279,800	455,280
Venture Corp., Ltd.	76,200	468,784
Wing Tai Holdings, Ltd. (b)	548,899	664,764
XP Power, Ltd.	2,574	53,541
Yoma Strategic Holdings, Ltd. (a) (b)	711,733	296,137
Yongnam Holdings, Ltd. (a)	176,423	28,183

		15,808,427

SOUTH AFRICA — 0.0% (f)
Great Basin Gold, Ltd. (a) (c)	266,255	—
Petra Diamonds, Ltd.	171,080	265,292

		265,292

SOUTH KOREA — 8.9%
Able C&C Co., Ltd.	8,615	262,522
Actoz Soft Co., Ltd. (a)	1,015	17,315
Advanced Process Systems Corp. (a)	6,268	94,685
AeroSpace Technology of Korea, Inc. (a) (b)	4,256	78,702
AfreecaTV Co., Ltd.	3,114	79,482
Ahnlab, Inc.	2,134	94,116
AJ Rent A Car Co., Ltd. (a)	2,792	24,966
AK Holdings, Inc.	1,879	107,665
Amicogen, Inc.	1,864	102,436
Asiana Airlines, Inc. (a)	42,598	161,612
Binex Co., Ltd. (a)	14,706	305,777
Binggrae Co., Ltd.	3,951	232,220
Bioland, Ltd. (b)	3,846	72,122
Boryung Pharmaceutical Co., Ltd.	3,365	196,025
Bukwang Pharmaceutical Co., Ltd.	9,619	286,019
Byucksan Corp.	28,213	159,209
Cell Biotech Co., Ltd.	1,548	80,098
Celltrion Pharm, Inc. (a)	7,730	160,056
Chabiotech Co., Ltd. (a)	26,414	354,296
Cheil Worldwide, Inc.	42,906	629,519

Choa Pharmaceutical Co. (a) (b)	17,415	95,704
Chong Kun Dang Pharmaceutical Corp.	3,389	325,116
Chongkundang Holdings Corp.	1,931	163,955
CJ Freshway Corp. (b)	1,659	67,406
CNK International Co., Ltd. (a) (c)	16,071	—
Com2uSCorp. (a) (b)	6,955	794,012
Corentec Co., Ltd. (a)	2,633	37,374
Cosmax BTI, Inc.	6,300	348,405
Cosmax, Inc. (b)	4,617	683,421
Crown Confectionery Co., Ltd.	2,708	94,040
CrucialTec Co., Ltd. (a) (b)	6,119	54,451
CrystalGenomics, Inc. (a) (b)	5,070	128,087
CTC BIO, Inc. (a) (b)	6,283	78,275
D.I Corp.	8,762	33,014
Dae Han Flour Mills Co., Ltd.	471	72,581
Daeduck GDS Co., Ltd.	3,186	36,234
Daelim Industrial Co., Ltd.	11,445	755,150
Daesang Corp.	15,802	376,581
Daesang Holdings Co., Ltd.	4,798	55,401
Daewon Pharmaceutical Co., Ltd.	9,184	156,675
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a) (b)	52,456	192,637
Daewoong Pharmaceutical Co., Ltd. (b)	1,684	152,779
Daou Technology, Inc.	17,905	362,188
DGB Financial Group, Inc.	39,978	300,915
Digital Power Communications Co., Ltd.	13,444	43,769
DIO Corp. (a)	8,368	345,806
Dong-A Socio Holdings Co., Ltd.	4,107	625,757
Dong-A ST Co., Ltd.	4,327	509,015
Dongbu HiTek Co., Ltd. (a) (b)	7,154	114,591
DongKook Pharmaceutical Co., Ltd.	3,125	195,067
Dongkuk Steel Mill Co., Ltd. (a) (b)	52,716	370,250
Dongsung Finetec Co., Ltd.	4,174	23,228
Dongwha Pharm Co., Ltd.	30,540	267,790
Dongwon F&B Co., Ltd.	394	96,974
Dongwon Industries Co., Ltd.	1,094	296,330
Doosan Corp.	6,169	499,154
Doosan Heavy Industries & Construction Co., Ltd.	21,981	404,564
Doosan Infracore Co., Ltd. (a) (b)	55,638	328,945
Eo Technics Co., Ltd.	4,929	416,794
Eugene Investment & Securities Co., Ltd. (a) (b)	108,794	236,601
Eugene Technology Co., Ltd. (b)	3,777	53,613
Eusu Holdings Co., Ltd.	6,380	53,561
Fila Korea, Ltd. (b)	6,731	531,187
Gamevil, Inc. (a)	3,186	234,556
GemVax & Kael Co., Ltd. (a) (b)	12,731	233,764
Genexine Co., Ltd. (a)	2,909	148,500
Genic Co., Ltd. (a) (b)	2,941	60,002
GOLFZON Co., Ltd.	2,151	129,039
GOLFZONYUWONHOLDINGS Co., Ltd.	10,497	69,533
Grand Korea Leisure Co., Ltd.	13,832	318,826
Green Cross Cell Corp. (a)	1,727	57,199
Green Cross Corp.	3,838	626,422

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Green Cross Holdings Corp.	12,914	$424,356
GS Engineering & Construction Corp. (a) (b)	24,705	595,185
GS Home Shopping, Inc.	2,414	359,423
Halla Holdings Corp.	2,549	134,991
Hana Tour Service, Inc.	4,480	325,153
Hanall Biopharma Co., Ltd. (a) (b)	15,556	283,610
Hancom, Inc.	6,063	98,168
Hanil Cement Co., Ltd.	1,637	116,538
Hanjin Heavy Industries & Construction Co., Ltd. (a)	35,740	123,493
Hanjin Kal Corp.	22,040	315,718
Hanjin Shipping Co., Ltd. (a) (b)	66,659	116,032
Hanjin Transportation Co., Ltd.	3,953	109,991
Hankook Shell Oil Co., Ltd.	287	110,754
Hanmi Pharm Co., Ltd.	450	275,817
Hanmi Semiconductor Co., Ltd.	5,403	65,670
Hansol Chemical Co., Ltd.	2,604	171,588
Hansol Holdings Co., Ltd. (a)	46,157	289,721
Hansol Paper Co., Ltd. (b)	24,346	455,490
Hansol Technics Co., Ltd. (a) (b)	12,294	199,590
Hanwha Investment & Securities Co., Ltd. (a) (b)	132,680	311,009
Hanwha Techwin Co., Ltd.	17,366	732,724
Harim Co., Ltd. (a) (b)	12,060	49,105
Heung-A Shipping Co., Ltd. (b)	39,138	42,983
Hite Jinro Co., Ltd.	31,471	651,633
HLB, Inc. (a) (b)	16,168	291,960
Humax Co., Ltd. (b)	31,390	370,625
Humedix Co., Ltd.	1,390	54,425
Huons Co., Ltd. (a)	2,123	175,465
Huons Global Co., Ltd.	1,983	103,983
Hwa Shin Co., Ltd.	3,160	20,137
Hyundai BNG Steel Co., Ltd. (a)	2,414	19,637
Hyundai C&F, Inc.	1,598	27,885
Hyundai Corp.	2,323	46,587
Hyundai Elevator Co., Ltd. (a) (b)	7,863	423,237
Hyundai Engineering Plastics Co., Ltd.	4,992	40,132
Hyundai Greenfood Co., Ltd.	283	4,570
Hyundai Home Shopping Network Corp.	3,856	425,153
Hyundai Hy Communications & Network Co., Ltd.	7,288	23,601
Hyundai Livart Furniture Co., Ltd.	1,827	41,002
Hyundai Merchant Marine Co., Ltd. (a)	6,638	84,715
Hyundai Mipo Dockyard Co., Ltd. (a)	3,794	227,604
Hyundai Rotem Co., Ltd. (a) (b)	23,714	367,491
Hyundai Securities Co., Ltd.	84,513	459,306
i-SENS, Inc. (a)	2,517	80,196
Il Dong Pharmaceutical Co., Ltd.	8,816	220,429
Iljin Display Co., Ltd. (a)	5,591	20,362
Ilyang Pharmaceutical Co., Ltd. (a) (b)	8,126	407,058
iMarketKorea, Inc.	7,773	78,280
InBody Co., Ltd.	2,548	90,032
Innox Corp. (a) (b)	3,409	35,663
Inscobee, Inc. (a)	21,969	53,499
Interojo Co., Ltd.	3,414	135,155
Interpark Holdings Corp. (b)	31,499	162,985
iNtRON Biotechnology, Inc. (a) (b)	4,617	217,653

IS Dongseo Co., Ltd. (b)	6,083	318,977
JB Financial Group Co., Ltd. (b)	297,075	1,462,356
Jeil Pharmaceutical Co.	6,406	556,149
Jenax, Inc. (a)	6,948	141,150
JoyCity Corp. (a)	1,438	35,330
Jusung Engineering Co., Ltd. (a) (b)	7,803	56,633
JW Pharmaceutical Corp.	5,703	308,458
JYP Entertainment Corp. (a)	12,063	64,093
KB Insurance Co., Ltd.	39,221	953,412
Kginicis Co., Ltd. (b)	16,281	193,645
KGMobilians Co., Ltd.	2,874	26,199
KH Vatec Co., Ltd.	5,838	61,074
Koh Young Technology, Inc.	2,798	99,473
Kolao Holdings (b)	16,301	110,810
Kolon Corp.	3,835	184,783
Kolon Industries, Inc.	8,852	555,628
Kolon Life Science, Inc. (b)	1,959	267,867
Komipharm International Co., Ltd. (a) (b)	13,686	400,415
KONA I Co., Ltd.	5,912	86,485
Korea Electric Terminal Co., Ltd.	2,487	194,322
Korea Kolmar Co., Ltd.	8,720	757,043
Korea Kolmar Holdings Co., Ltd.	2,029	106,043
Korea Line Corp. (a)	3,789	56,415
Korea Petrochemical Ind Co., Ltd.	1,376	286,107
Korea Real Estate Investment & Trust Co., Ltd. (b)	51,237	165,919
Korea United Pharm, Inc.	6,787	121,970
Korean Reinsurance Co.	90,876	962,527
Kortek Corp. (b)	7,746	80,362
KT Skylife Co., Ltd.	14,577	205,016
Ktis Corp.	13,298	50,971
Kumho Industrial Co., Ltd. (a)	16,560	125,366
Kumho Petrochemical Co., Ltd.	9,570	494,348
Kumho Tire Co., Inc. (a) (b)	62,210	515,784
Kwang Dong Pharmaceutical Co., Ltd.	16,883	145,400
KyungDong City Gas Co., Ltd.	500	34,379
Kyungdong Pharm Co., Ltd.	6,732	104,909
Leaders Cosmetics Co., Ltd. (a) (b)	7,184	164,655
LEENO Industrial, Inc.	3,369	118,896
LF Corp.	12,346	226,694
LG Hausys, Ltd.	3,792	419,742
LG Innotek Co., Ltd.	6,202	424,289
LG International Corp.	37,211	1,216,299
LG Life Sciences, Ltd. (a)	5,034	314,666
Lock&Lock Co., Ltd.	3,249	40,759
Loen Entertainment, Inc. (a)	15	953
LOTTE Fine Chemical Co., Ltd. (b)	14,344	388,534
Lotte Food Co., Ltd.	733	542,185
LOTTE Himart Co., Ltd.	4,124	165,053
LS Corp.	12,174	592,926
LS Industrial Systems Co., Ltd.	11,028	455,251
Lumens Co., Ltd. (a) (b)	14,372	47,164
Lutronic Corp.	2,895	107,194
Macrogen, Inc. (a)	3,279	111,307
Maeil Dairy Industry Co., Ltd.	1,453	54,999
Magnachip Semiconductor Corp. (a) (b)	23,570	133,406
Mando Corp.	2,886	544,954

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Medipost Co., Ltd. (a) (b)	4,200	$320,146
MegaStudy Co., Ltd.	3,846	110,854
MegaStudyEdu Co., Ltd. (b)	2,224	87,176
Melfas, Inc. (a)	105	657
Meritz Financial Group, Inc.	32,022	326,656
Meritz Fire & Marine Insurance Co., Ltd.	53,414	681,674
Meritz Securities Co., Ltd.	1,195	3,341
Mirae Asset Securities Co., Ltd.	45,240	905,311
Mirae Corp. (a)	192,762	62,756
Modetour Network, Inc.	2,973	71,496
Muhak Co., Ltd.	5,951	125,287
Naturalendo Tech Co., Ltd. (a) (b)	10,490	170,758
Neowiz Games Corp. (a) (b)	11,433	139,953
NEPES Corp.	5,640	32,219
Nexen Tire Corp.	26,021	298,196
NH Investment & Securities Co., Ltd.	3	24
NHN Entertainment Corp. (a) (b)	10,455	585,447
NHN KCP Corp.	6,267	112,625
NICE Holdings Co., Ltd.	5,269	95,147
NongShim Co., Ltd.	2,749	892,587
OCI Co., Ltd. (a) (b)	7,517	589,300
Opto Device Technology Co., Ltd.	5,859	43,541
Osstem Implant Co., Ltd. (a)	2,981	201,865
Pan Ocean Co., Ltd. (a)	386	1,171
Paradise Co., Ltd. (b)	24,273	319,257
Partron Co., Ltd.	23,863	218,565
Pharmicell Co., Ltd. (a)	9,523	53,078
Poongsan Corp.	18,275	462,488
Posco ICT Co., Ltd. (a)	7,694	42,349
Power Logics Co., Ltd. (a)	15,065	53,035
Redrover Co., Ltd. (a) (b)	11,334	65,140
S&T Dynamics Co., Ltd.	7,178	60,261
S-Energy Co., Ltd.	35	264
Sajo Industries Co., Ltd. (a)	1,190	61,781
Sam Yung Trading Co., Ltd.	5,485	104,524
Samchully Co., Ltd.	478	43,988
Samchuly Bicycle Co., Ltd.	5,111	79,648
Samjin Pharmaceutical Co., Ltd.	9,879	302,755
Samkwang Glass	947	68,486
Samlip General Foods Co., Ltd.	5	814
Samsung Engineering Co., Ltd. (a) (b)	67,267	598,591
Samyang Holdings Corp.	3,869	492,085
Sapphire Technology Co., Ltd. (a) (b)	2,602	13,373
Schnell Biopharmaceuticals, Inc. (a) (b)	39,296	201,623
SeAH Steel Corp.	642	37,901
Sebang Co., Ltd.	2,527	36,308
Seegene, Inc. (a) (b)	13,469	387,050
Seobu T&D (a)	4,446	91,479
Seoul Semiconductor Co., Ltd.	23,168	298,689
SEOWONINTECH Co., Ltd.	2,835	25,720
Seoyon Co., Ltd.	4,272	40,055
Seoyon E-Hwa Co., Ltd.	3,326	37,105
SFA Engineering Corp.	21,231	916,996
Silicon Works Co., Ltd.	1,805	51,869
Silla Co., Ltd.	1,528	20,230
Sindoh Co., Ltd.	816	35,563
SK Chemicals Co., Ltd.	7,923	499,379

SK Communications Co., Ltd. (a)	5,658	14,392
SK Materials Co., Ltd.	1,316	140,300
SK Networks Co., Ltd.	68,824	354,920
SKC Co., Ltd.	13,792	323,891
SM Culture & Contents Co., Ltd. (a)	15,126	32,305
SM Entertainment Co. (a) (b)	8,913	282,050
Soulbrain Co., Ltd. (b)	7,400	357,199
Suheung Co., Ltd.	1,488	58,520
SundayToz Corp. (a)	3,360	87,511
Sungshin Cement Co., Ltd. (a)	6,988	64,914
Sungwoo Hitech Co., Ltd.	27,602	185,235
Suprema HQ, Inc. (a)	1,696	14,724
Suprema, Inc. (a)	1,639	39,131
Synopex, Inc. (a) (b)	29,258	63,248
Taekwang Industrial Co., Ltd.	516	388,842
TBH Global Co., Ltd. (a)	1,912	14,176
Tera Semicon Co., Ltd. (a)	2,575	54,212
Tongyang Life Insurance Co., Ltd.	7,604	67,006
Tongyang, Inc.	130,810	367,383
Tovis Co., Ltd.	7,324	51,376
Value Added Technologies Co., Ltd.	3,561	115,933
Vieworks Co., Ltd.	1,598	69,089
ViroMed Co., Ltd. (a) (b)	5,009	615,335
Webzen, Inc. (a) (b)	12,381	201,002
WeMade Entertainment Co., Ltd. (a) (b)	5,501	120,350
Whanin Pharmaceutical Co., Ltd.	8,489	119,024
Wins Co., Ltd.	3,811	35,237
WiSoL Co., Ltd.	5,525	70,271
Wonik Holdings Co., Ltd. (a) (b)	21,619	120,309
Wonik IPS Co., Ltd. (a)	22,748	451,267
Woojeon Co., Ltd. (a)	7,720	7,507
Woongjin Thinkbig Co., Ltd. (a)	8,004	81,301
YG Entertainment, Inc. (b)	6,697	233,437
Yuanta Securities Korea Co., Ltd. (a) (b)	73,496	213,434
Yuhan Corp.	25	6,642
Yungjin Pharmaceutical Co., Ltd. (a) (b)	52,300	531,241

		61,112,743

SPAIN — 1.0%
Applus Services SA	34,086	331,722
Axiare Patrimonio SOCIMI SA	21,738	277,240
Baron de Ley (a)	961	105,962
Construcciones y Auxiliar de Ferrocarriles SA	2,233	758,365
Euskaltel SA (a) (e)	31,169	280,480
Faes Farma SA	255,422	832,838
Hispania Activos Inmobiliarios SOCIMI SA (b)	31,850	371,529
Indra Sistemas SA (a) (b)	43,967	463,735
Lar Espana Real Estate Socimi SA (b)	16,636	148,834
Let’s GOWEX SA (a) (b) (c)	9,561	—
NH Hotel Group SA (a) (b)	56,645	237,874
Obrascon Huarte Lain SA (b)	47,808	166,241
Pharma Mar SA (a) (b)	173,570	411,687
Promotora de Informaciones SA Class A (a) (b)	44,728	251,683
Sacyr SA (b)	115,359	186,983

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Saeta Yield SA	13,642	$136,203
Talgo SA (a) (e)	36,640	168,886
Tubacex SA (b)	158,266	384,179
Tubos Reunidos SA (b)	212,446	135,710
Vidrala SA	25,624	1,493,092

		7,143,243

SWEDEN — 3.0%
AddLife AB (a)	6,507	78,336
AddTech AB Class B	25,567	319,863
AF AB Class B	29,287	484,793
Arcam AB (a)	8,379	214,106
Avanza Bank Holding AB (b)	9,985	380,653
B&B Tools AB Class B	13,190	264,650
Beijer Alma AB	8,931	199,750
Beijer Ref AB	15,531	358,364
Bilia AB Class A	12,999	318,351
BioGaia AB Class B	3,863	104,181
Bufab AB (b)	22,839	154,323
Byggmax Group AB	27,188	206,171
Clas Ohlson AB Class B	13,455	229,075
Cloetta AB Class B	108,466	371,253
Com Hem Holding AB	40,902	344,442
D Carnegie & Co. AB (a)	9,316	106,380
Duni AB	13,481	171,840
Eltel AB (e)	21,974	236,657
Evolution Gaming Group AB (e)	10,111	302,517
Fingerprint Cards AB Class B (a) (b)	122,494	1,175,394
Haldex AB	47,997	454,608
Hemfosa Fastigheter AB	56,188	573,638
HIQ International AB (a)	31,708	183,376
Hoist Finance AB (b) (e)	17,083	150,210
Holmen AB Class B	24,581	782,744
Industrial & Financial Systems Class B	10,388	442,606
Indutrade AB	37,558	736,292
Infant Bacterial Theraoeutic AB (a)	1,143	5,666
Investment AB Oresund	15,322	215,199
Inwido AB	30,528	338,692
JM AB (b)	25,661	638,746
KNOW IT AB	23,136	165,887
Kungsleden AB	67,389	435,463
Lagercrantz Group AB Class B	22,822	214,141
Lifco AB Class B	17,446	499,328
Lindab International AB	20,520	156,576
Loomis AB Class B	20,058	486,968
Medivir AB Class B (a)	11,105	72,415
Modern Times Group MTG AB Class B (b)	19,854	521,616
Mycronic AB (b)	15,418	114,188
NetEnt AB (a)	76,412	748,545
New Wave Group AB Class B (b)	165,140	730,906
Nolato AB Class B	11,923	311,700
Nordnet AB Class B (b)	51,382	157,675
Opus Group AB (b)	84,967	53,652
Orexo AB (a)	7,710	41,495
Qliro Group AB (a)	94,022	103,203
Ratos AB Class B	54,649	264,515
Recipharm AB Class B (b)	10,042	140,152
Sagax AB Class B	35,446	314,812
SAS AB (a) (b)	45,501	85,925

Scandi Standard AB	26,952	191,658
SkiStar AB	10,645	154,536
Sweco AB Class B	24,647	425,003
Systemair AB	11,585	136,733
Tethys Oil AB	30,704	231,928
Thule Group AB (e)	27,195	385,969
Vitrolife AB.	7,879	432,416
Vostok New Ventures, Ltd. (a)	21,214	118,180
Wihlborgs Fastigheter AB	121,597	2,471,350

		20,709,811

SWITZERLAND — 2.7%
AFG Arbonia-Forster Holding AG (a)	19,904	283,993
APG SGA SA	296	121,384
Ascom Holding AG	20,608	327,883
Autoneum Holding AG	1,390	325,313
Basilea Pharmaceutica, Ltd. (a) (b)	8,483	587,332
Belimo Holding AG (b)	854	2,541,312
Bell AG	808	304,597
Bobst Group SA	2,714	135,115
Bossard Holding AG Class A (a) (b)	1,969	208,986
Burckhardt Compression Holding AG (b)	1,349	418,187
Cembra Money Bank AG (a)	9,773	683,669
Comet Holding AG (a) (b)	334	253,020
Conzzeta AG	186	119,042
EFG International AG (a)	18,944	71,949
Evolva Holding SA (a) (b)	102,788	78,078
Gategroup Holding AG (a)	7,869	415,178
Gurit Holding AG (a)	64	40,238
HBM Healthcare Investments AG Class A (a)	3,050	291,475
Huber + Suhner AG	6,158	331,857
Implenia AG (b)	4,894	322,516
Inficon Holding AG (a)	919	311,302
Interroll Holding AG	392	367,374
Intershop Holding AG	247	113,840
Kardex AG	3,977	354,754
Komax Holding AG	2,160	446,323
Kudelski SA (a)	49,929	991,712
Lastminute.com NV (a)	1,538	17,682
LEM Holding SA	267	240,634
MCH Group AG	414	27,495
Metall Zug AG	63	180,231
Meyer Burger Technology AG (a) (b)	37,211	132,924
Mobilezone Holding AG	14,026	181,408
Mobimo Holding AG (a)	3,024	688,176
Myriad Group AG (a)	26,901	64,892
Newron Pharmaceuticals SpA (a)	3,392	52,924
Orascom Development Holding AG (a)	5,198	39,857
Oriflame Holding AG (a) (b)	19,374	489,798
Orior AG (a)	5,619	380,099
Phoenix Mecano AG	109	53,118
Rieter Holding AG (a)	288	58,948
Santhera Pharmaceutical Holding AG (a) (b)	2,091	165,056
Schmolz + Bickenbach AG (a)	180,688	126,122
Schweiter Technologies AG	328	312,950
Siegfried Holding AG (a) (b)	1,701	327,559
Swissquote Group Holding SA (a)	5,396	126,287

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Tecan Group AG	4,568	$711,786
U-Blox AG (a) (b)	2,789	599,483
Valiant Holding AG	6,465	621,481
Valora Holding AG	5,937	1,651,537
Vaudoise Assurances Holding SA	434	221,522
Wizz Air Holdings PLC (a) (e)	16,634	356,893
Ypsomed Holding AG (b)	1,064	200,742
Zehnder Group AG (a)	2,502	97,080

		18,573,113

UNITED ARAB EMIRATES — 0.0% (f)
Gulf Marine Services PLC	166,421	104,562
Lamprell PLC (a)	113,726	108,320

		212,882

UNITED KINGDOM — 7.7%
4imprint Group PLC	8,017	139,323
888 Holdings PLC	75,982	207,970
A.G.Barr PLC	45,048	291,586
Acacia Mining PLC	37,556	226,474
Aldermore Group PLC (a)	59,490	94,557
Allied Minds PLC (a) (b)	88,116	431,242
AO World PLC (a) (b)	83,128	155,576
Arrow Global Group PLC	66,453	177,002
Assura PLC	824,629	603,544
Avon Rubber PLC	8,150	92,607
Big Yellow Group PLC REIT	56,744	592,431
Bloomsbury Publishing PLC	20,518	43,954
Bodycote PLC	47,727	328,578
Bovis Homes Group PLC	564	5,496
Brammer PLC	54,428	43,656
Brewin Dolphin Holdings PLC	106,894	344,093
Cairn Energy PLC (a)	244,417	678,305
Cape PLC	37,659	97,161
Card Factory PLC	510	2,174
Centamin PLC	450,803	794,874
Chemring Group PLC	269,760	457,981
Chesnara PLC	49,154	180,700
Cineworld Group PLC	424	3,095
Circassia Pharmaceuticals PLC (a)	86,332	117,255
Clarkson PLC (b)	11,829	348,993
Coats Group PLC (a) (b)	559,975	201,179
Communisis PLC	50,510	23,633
Computacenter PLC	31,676	312,291
Concentric AB	21,962	250,137
Connect Group PLC	68,819	136,156
Consort Medical PLC	23,934	334,028
Countrywide PLC	65,647	215,531
Cranswick PLC	20,497	571,846
Crest Nicholson Holdings PLC	843	4,012
Daejan Holdings PLC	2,177	146,820
Dairy Crest Group PLC	62,440	448,650
Darty PLC	341,902	770,594
De La Rue PLC	36,418	248,773
Debenhams PLC	450,108	332,743
Dechra Pharmaceuticals PLC	27,863	436,538
Devro PLC	60,481	209,606
Dialight PLC (a) (b)	12,113	82,016
Dignity PLC	14,569	500,529
Diploma PLC.	46,802	521,479

Domino’s Pizza Group PLC	2,061	9,155
Doric Nimrod Air Three, Ltd. Preference Shares	84,738	115,968
Drax Group PLC (b)	158,617	686,371
e2v technologies PLC	100,639	275,123
Electrocomponents PLC	169,138	588,322
Elementis PLC	140,103	374,018
Empiric Student Property PLC	335,181	482,795
EnQuest PLC (a)	290,311	124,188
Enterprise Inns PLC (a)	421,241	453,308
esure Group PLC	110,041	420,861
Exova Group PLC	55,534	133,628
F&C Commercial Property Trust, Ltd.	274,395	417,431
FDM Group Holdings PLC	39,179	235,685
Fenner PLC	161,183	338,287
Fidessa Group PLC	18,502	486,013
Findel PLC (a)	29,469	69,334
Flybe Group PLC (a)	118,043	62,725
Foxtons Group PLC	92,812	138,339
Fuller Smith & Turner PLC Class A	19,419	241,422
Galliford Try PLC	216	2,635
Games Workshop Group PLC	5,965	35,983
Gem Diamonds, Ltd.	93,969	158,278
Genel Energy PLC (a)	61,069	114,292
Genus PLC	32,735	684,846
Go-Ahead Group PLC	17,090	446,866
Grainger PLC	166,341	470,746
Greene King PLC	431	4,494
Greggs PLC	49,837	646,234
Gulf Keystone Petroleum, Ltd. (a) (b)	415,556	27,276
Halfords Group PLC	83,641	359,473
Hansteen Holdings PLC (b)	168,225	229,381
Headlam Group PLC	18,944	109,148
Helical Bar PLC	39,977	152,040
Hilton Food Group PLC	30,055	221,579
Hogg Robinson Group PLC	30,002	28,777
Home Retail Group PLC	303,627	620,604
HomeServe PLC	122,789	865,041
Hunting PLC	63,078	404,749
Huntsworth PLC	1,659	865
Imagination Technologies Group PLC (a) (b)	84,754	220,084
Indivior PLC	1,787	5,998
Intelligent Energy Holdings PLC (a)	46,797	6,334
International Personal Finance PLC	88,859	338,305
Interserve PLC	91,611	318,717
IP Group PLC (a)	213,042	404,408
ITE Group PLC	297,544	568,792
Ithaca Energy, Inc. (a)	154,308	148,522
J D Wetherspoon PLC (b)	127,068	1,199,243
James Fisher & Sons PLC	19,300	357,849
JD Sports Fashion PLC	135	2,081
John Menzies PLC	20,189	147,223
Johnston Press PLC (a)	27,740	6,582
JRP Group PLC	61,734	90,779
KCOM Group PLC	212,112	299,147
Keller Group PLC	54,305	656,984
Kier Group PLC	389	5,476
Ladbrokes PLC	364,030	543,085

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Laird PLC	194,878	$856,046
Lancashire Holdings, Ltd.	59,116	463,884
Lavendon Group PLC	77,293	114,949
LondonMetric Property PLC	137,977	276,303
Lookers PLC	126,611	181,101
Low & Bonar PLC	86,338	68,096
LSL Property Services PLC	39,165	127,748
Luxfer Holdings PLC ADR	8,675	104,360
Marshalls PLC	100,340	318,972
Marston’s PLC	143,354	258,133
McBride PLC (a)	142,518	296,732
McCarthy & Stone PLC (e)	210,901	483,796
McColl’s Retail Group PLC	60,399	104,964
McKay Securities PLC	52,226	115,196
Mears Group PLC	33,240	174,964
Micro Focus International PLC	188	4,054
Mitie Group PLC (b)	249,624	827,570
Moneysupermarket.com Group PLC	2,120	7,680
Morgan Advanced Materials PLC	173,148	537,229
Morgan Sindall Group PLC	63,841	560,701
Mothercare PLC (a) (b)	58,156	105,730
Mucklow A & J Group PLC	135	716
N Brown Group PLC (b)	71,871	167,366
NCC Group PLC (b)	72,502	255,677
NMC Health PLC	128	2,216
Northgate PLC	47,109	205,457
Novae Group PLC	25,761	258,452
OneSavings Bank PLC	58,252	164,853
Ophir Energy PLC (a)	262,300	276,131
Oxford Instruments PLC	22,837	217,058
Paragon Group of Cos. PLC	126,542	410,216
PayPoint PLC	73,103	882,449
Pendragon PLC	506,826	188,826
Petropavlovsk PLC (a) (b)	985,847	96,732
Pets at Home Group PLC	932	2,903
Photo-Me International PLC	48,940	89,302
Polypipe Group PLC	70,082	243,957
Poundland Group PLC	70,526	194,686
Premier Farnell PLC	354,634	781,038
Premier Foods PLC (a)	436,539	240,721
Premier Oil PLC (a)	221,118	224,649
Primary Health Properties PLC	258,013	368,193
Rank Group PLC	57,574	164,782
Rathbone Brothers PLC	18,586	437,285
Raven Russia, Ltd. (a)	152,061	75,720
Redefine International PLC	320,309	194,740
Redrow PLC	1,270	5,338
Renewables Infrastructure Group, Ltd. (b)	365,785	475,534
Renishaw PLC	177	5,165
Renold PLC (a)	81,381	36,989
Ricardo PLC	15,026	148,441
Robert Walters PLC	46,321	160,997
RPC Group PLC	862	9,028
RPS Group PLC	196,567	457,221
Safestore Holdings PLC	76,624	378,175
Savills PLC	42,598	349,073
Schroder Real Estate Investment Trust, Ltd.	224,714	151,701

SDL PLC	45,059	232,507
Senior PLC	449,710	1,235,409
Serco Group PLC (a)	363,996	542,061
Shanks Group PLC	394,960	412,618
SIG PLC	304,529	457,981
Soco International PLC	97,244	184,919
Speedy Hire PLC	181,281	80,577
Spire Healthcare Group PLC (e)	790	3,527
Spirent Communications PLC	326,218	354,322
SSP Group PLC	1,265	4,752
St Ives PLC	60,292	66,292
ST Modwen Properties PLC	69,268	248,532
Stallergenes Greer PLC (a) (b)	411	10,091
SThree PLC	56,036	186,336
Stobart Group, Ltd.	112,159	239,895
Stock Spirits Group PLC	87,129	187,814
SuperGroup PLC	19,447	329,119
SVG Capital PLC (a)	13,819	95,507
Synthomer PLC	123,776	537,095
Ted Baker PLC	184	5,977
Telecom Plus PLC (b)	29,343	408,732
Topps Tiles PLC	25,570	36,233
TORM PLC (a) (b)	10,513	105,965
Trinity Mirror PLC	102,275	119,631
Tritax Big Box REIT PLC	405,453	708,407
Tullett Prebon PLC	215,259	875,361
Tyman PLC	60,619	202,589
U & I Group PLC	53,323	112,626
UNITE Group PLC	810	6,713
Urban & Civic PLC	36,005	99,632
Vectura Group PLC (a)	274,282	592,156
Vesuvius PLC	28,827	110,560
Vitec Group PLC	11,148	77,941
Wilmington PLC	21,172	71,394
Wincanton PLC (a)	222,869	552,663
Workspace Group PLC	631	5,816
Xaar PLC	30,350	169,692
Zoopla Property Group PLC (e)	137,021	487,231

		53,229,745

UNITED STATES — 1.1%
Alacer Gold Corp. (a)	111,458	264,334
Argonaut Gold, Inc. (a)	64,960	190,073
Atlantic Power Corp. (b)	58,910	144,247
AVG Technologies NV (a) (b)	21,407	406,519
Boart Longyear, Ltd. (a)	2,549	171
Eros International PLC (a) (b)	170	2,766
Fleetmatics Group PLC (a)	15,288	662,429
Globant SA (a) (b)	11,659	458,782
IMAX Corp. (a) (b)	25,470	750,856
Mitel Networks Corp. (a) (b)	37,395	235,214
Nordic American Tankers, Ltd. (b)	43,875	609,424
Ormat Technologies, Inc.	1	34
Oxford Immunotec Global PLC (a) (b)	14,787	133,083
Performance Sports Group, Ltd. (a) (b)	22,921	68,763
REC Silicon ASA (a)	883,046	156,602
Ship Finance International, Ltd. (b)	33,099	487,879
Sims Metal Management, Ltd.	41,692	242,763
STERIS PLC (b)	8,991	618,131
Stratasys, Ltd. (a) (b)	19,689	450,681

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Tahoe Resources, Inc.	118,996	$1,772,983
Thompson Creek Metals Co., Inc. (a) (b)	92,322	38,387

		7,694,121

TOTAL COMMON STOCKS (Cost $783,330,698)		685,750,650

WARRANTS — 0.0% (f)
HONG KONG — 0.0% (f)
Skyway Securities Group, Ltd. (expiring 2/13/17) (a)	346,000	5,798

SINGAPORE — 0.0% (f)
Ezion Holdings, Ltd. (expiring 4/24/20) (a) (b)	103,599	11,700

TOTAL WARRANTS (Cost $—)		17,498

RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Mayne Pharma Group, Ltd. (expiring 7/15/16) (a) (c)	180,743	—
National Storage REIT (expiring 7/15/16) (a) (c)	46,098	—
Perseus Mining, Ltd. (expiring 7/15/16) (a) (c)	26,492	—
Strandline Resources, Ltd. (expiring 7/8/16) (a)	24,601	19
Webjet, Ltd. (expiring 6/24/16) (a)	8,773	9,733

		9,752

NEW ZEALAND — 0.0% (f)
Vital Healthcare Property Trust (expiring 7/19/16) (a)	47,996	3,760

NORWAY — 0.0% (f)
BW Offshore, Ltd. (expiring 7/15/16) (a)	2,320,954	22,189

SOUTH KOREA — 0.0% (f)
Hansol Paper Co., Ltd. (expiring 7/29/16) (a).	4,241	9,389
Mirae Corp. (expiring 7/27/16) (a)	29,393	2,577

		11,966

TOTAL RIGHTS (Cost $174,094)		47,667

SHORT-TERM INVESTMENTS — 13.0%
UNITED STATES — 13.0%
State Street Navigator Securities Lending Prime Portfolio (g) (h)	89,274,980	89,274,980
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (g) (i)	53,257	53,257

		89,328,237

TOTAL SHORT-TERM INVESTMENTS (Cost $89,328,237)		89,328,237

TOTAL INVESTMENTS — 112.3% (Cost $872,833,029)		775,144,052
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.3)%		(84,791,100)

NET ASSETS — 100.0%		$690,352,952

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2016.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
(i)	The rate shown is the annualized seven-day yield at June 30, 2016.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$50,004,954	$887,518	$0	(a)	$50,892,472
Austria	2,613,835	—	—		2,613,835
Belgium	8,758,110	—	—		8,758,110
Canada	72,556,212	41,965	0	(a)	72,598,177
China	1,462,216	—	—		1,462,216
Denmark	8,270,246	—	0	(a)	8,270,246
Faeroe Islands	767,030	—	—		767,030
Finland	7,963,389	—	0	(a)	7,963,389
France	14,603,194	—	—		14,603,194
Germany	21,134,879	—	—		21,134,879
Greece	552	—	0	(a)	552
Hong Kong	23,754,723	240,736	0	(a)	23,995,459
India	432,808	—	—		432,808
Ireland	6,341,113	—	—		6,341,113
Israel	9,639,469	—	—		9,639,469
Italy	9,227,383	—	0	(a)	9,227,383
Japan	231,864,963	—	—		231,864,963
Luxembourg	276,229	—	—		276,229
Macau	383,373	—	—		383,373
Mongolia	14,175	—	—		14,175
Netherlands	6,639,408	—	—		6,639,408
New Zealand	11,307,785	—	—		11,307,785
Norway	10,615,321	—	—		10,615,321
Peru	199,386	—	—		199,386
Portugal	1,000,301	—	—		1,000,301
Singapore	15,808,427	—	—		15,808,427
South Africa	265,292	—	0	(a)	265,292
South Korea	61,112,743	—	0	(a)	61,112,743
Spain	7,143,243	—	0	(a)	7,143,243
Sweden	20,709,811	—	—		20,709,811
Switzerland	18,573,113	—	—		18,573,113
United Arab Emirates	212,882	—	—		212,882
United Kingdom	52,817,127	412,618	—		53,229,745
United States	7,694,121	—	—		7,694,121
Warrants
Hong Kong	5,798	—	—		5,798
Singapore	11,700	—	—		11,700

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Rights
Australia	$19	$9,733	$0	(a)	$9,752
New Zealand	3,760	—	—		3,760
Norway	22,189	—	—		22,189
South Korea	—	11,966	—		11,966
Short-Term Investments	89,328,237	—	—		89,328,237

TOTAL INVESTMENTS	$773,539,516	$1,604,536	$0		$775,144,052

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	675,295	$675,295	25,565,749	26,187,787	53,257	$53,257	$4,056	$—
State Street Navigator Securities Lending Prime Portfolio	123,921,999	123,921,999	117,216,771	151,863,790	89,274,980	89,274,980	1,503,768	—

See accompanying Notes to Schedule of Investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 15.8%
Astro Japan Property Group	651,029	$3,330,275
BGP Holdings PLC (a) (b)	32,410,441	—
BWP Trust	5,781,276	15,669,246
Charter Hall Retail REIT (c)	3,955,290	14,018,718
Dexus Property Group REIT	11,519,210	77,366,375
Gateway Lifestyle	3,432,489	7,335,236
Goodman Group REIT	18,899,355	100,055,185
GPT Group REIT	21,531,144	86,733,603
Investa Office Fund REIT	7,358,196	23,449,746
Scentre Group REIT	63,850,099	233,910,488
Westfield Corp.	22,925,883	181,802,017

		743,670,889

AUSTRIA — 1.1%
BUWOG AG (a)	609,693	14,078,472
CA Immobilien Anlagen AG (a)	874,444	14,581,660
IMMOFINANZ AG (a) (c)	10,525,495	22,474,508

		51,134,640

BELGIUM — 0.9%
Befimmo SA	245,031	15,761,367
Cofinimmo SA REIT (c)	241,903	28,419,466

		44,180,833

BRAZIL — 0.6%
BR Malls Participacoes SA	7,301,512	29,285,815

CANADA — 4.1%
Artis Real Estate Investment Trust	877,634	9,123,015
Boardwalk Real Estate Investment Trust	271,173	12,018,725
Canadian Apartment Properties	757,674	19,345,861
Canadian Real Estate Investment Trust	428,538	15,937,773
Crombie Real Estate Investment Trust	463,115	5,473,793
Dream Office Real Estate Investment Trust	632,458	9,048,333
First Capital Realty, Inc. (c)	1,406,224	23,994,705
H&R Real Estate Investment Trust	1,649,518	28,590,629
InnVest Real Estate Investment Trust	790,058	4,240,167
RioCan Real Estate Investment Trust	1,906,766	43,062,637
Smart Real Estate Investment Trust REIT	758,570	22,312,600

		193,148,238

FRANCE — 11.0%
Fonciere Des Regions	522,767	46,467,223
Gecina SA REIT	431,064	58,664,061
Klepierre REIT	2,262,492	100,163,539
Mercialys SA	222,739	4,752,311
Unibail-Rodamco SE (c)	1,176,906	305,493,408

		515,540,542

HONG KONG — 8.0%
Champion REIT	26,387,174	14,897,727
Hang Lung Properties, Ltd.	25,300,755	50,941,008
Hongkong Land Holdings, Ltd.	14,112,700	85,946,343
Hysan Development Co., Ltd.	7,377,846	32,762,108

Link REIT	26,900,855	183,085,112
Prosperity REIT	13,408,000	5,495,967

		373,128,265

ITALY — 0.2%
Beni Stabili SpA SIIQ (a)	12,766,992	7,893,108
Immobiliare Grande Distribuzione SIIQ SpA	3,929,515	3,204,271

		11,097,379

JAPAN — 25.7%
Activia Properties, Inc.	6,601	35,002,866
Aeon Mall Co., Ltd.	1,392,940	18,112,701
AEON REIT Investment Corp.	12,838	14,703,821
Daibiru Corp. (c)	660,500	5,646,345
Daiwa Office Investment Corp. (c)	3,888	23,080,144
Frontier Real Estate Investment Corp. (c)	5,933	30,882,367
Fukuoka Corp. REIT	8,130	16,118,939
Global One Real Estate Investment Corp. (c)	2,188	8,072,502
Hankyu REIT, Inc.	7,209	9,198,344
Heiwa Real Estate Co., Ltd.	431,600	5,448,114
Hoshino Resorts REIT, Inc. (c)	984	12,401,911
Hulic Co., Ltd. (c)	5,393,490	56,358,527
Hulic, Inc. REIT (c)	10,310	18,873,360
Japan Excellent, Inc.	15,148	20,760,394
Japan Prime Realty Investment Corp. (c)	10,450	44,921,045
Japan Real Estate Investment Corp.	15,702	97,037,411
Japan Rental Housing Investments, Inc.	19,615	16,098,869
Japan Retail Fund Investment Corp. REIT	30,617	78,221,227
Kenedix Office Investment Corp. REIT	4,845	28,950,044
Kenedix Residential Investment Corp. (c)	4,187	11,366,405
Kenedix Retail REIT Corp.	5,066	13,663,731
MCUBS MidCity Investment Corp.	3,192	10,998,850
Mitsui Fudosan Co., Ltd.	11,891,000	270,239,463
Mori Hills Investment Corp. REIT	16,785	26,374,325
Mori Trust Sogo REIT, Inc.	12,179	23,125,735
Nippon Building Fund, Inc. (c)	16,937	104,504,542
NTT Urban Development Corp.	1,303,231	13,871,998
Orix JREIT, Inc. REIT	28,977	50,079,171
Premier Investment Corp.	13,399	17,645,042
Tokyu Fudosan Holdings Corp.	6,154,500	38,034,438
Tokyu REIT, Inc.	11,111	15,823,346
Top REIT, Inc.	2,108	8,537,616
United Urban Investment Corp.	33,012	59,562,542

		1,203,716,135

NETHERLANDS — 1.4%
Atrium European Real Estate, Ltd. (a)	2,036,186	8,724,918
Eurocommercial Properties NV	578,281	24,701,854
Vastned Retail NV (c)	228,465	9,265,446
Wereldhave NV	482,574	21,846,698

		64,538,916

See accompanying Notes to Schedule of Investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

NEW ZEALAND — 1.0%
Argosy Property, Ltd. (c)	9,932,585	$8,099,715
Goodman Property Trust	12,559,958	11,584,037
Kiwi Property Group, Ltd. (c)	15,265,760	16,199,688
Precinct Properties New Zealand, Ltd. (c)	12,063,972	10,696,991

		46,580,431

PHILIPPINES — 3.2%
Ayala Land, Inc.	70,441,600	58,093,078
Robinsons Land Corp.	19,161,100	12,014,506
SM Prime Holdings, Inc.	138,150,800	80,164,022

		150,271,606

SINGAPORE — 7.3%
Ascendas REIT (c)	27,189,263	50,099,838
Cambridge Industrial Trust (c)	12,474,479	5,097,677
CapitaLand Commercial Trust (c)	24,089,976	26,400,709
CapitaLand Mall Trust REIT	31,800,068	50,326,284
CapitaLand, Ltd.	30,126,899	68,719,504
Frasers Commercial Trust (c)	6,931,494	6,566,353
Global Logistic Properties, Ltd.	36,338,600	48,734,061
GuocoLand, Ltd. (c)	2,751,866	3,782,563
Keppel REIT	21,065,100	16,433,877
Mapletree Logistics Trust (c)	17,930,349	13,322,200
Starhill Global REIT	16,491,682	9,618,820
Suntec Real Estate Investment Trust (c)	30,372,951	39,943,624
United Industrial Corp., Ltd. (c)	2,246,045	4,605,903

		343,651,413

SOUTH AFRICA — 1.6%

Growthpoint Properties, Ltd. REIT	26,284,518	46,089,889
Hyprop Investments, Ltd.	2,506,868	22,234,011
SA Corporate Real Estate Fund Nominees Pty, Ltd.	20,029,419	7,043,462

		75,367,362

SPAIN — 0.0% (d)
Martinsa Fadesa SA (a) (b)	35,998	—

SWEDEN — 1.8%
Castellum AB	3,100,378	43,874,482
Fabege AB	1,681,283	28,336,564
Kungsleden AB	1,878,457	12,138,459

		84,349,505

SWITZERLAND — 2.6%
PSP Swiss Property AG	483,137	46,865,578
Swiss Prime Site AG (a)	835,623	75,653,817

		122,519,395

THAILAND — 0.6%
Central Pattana PCL NVDR (c)	16,133,872	27,433,092

UNITED KINGDOM — 12.6%
Big Yellow Group PLC REIT (c)	1,778,379	18,567,004
British Land Co. PLC REIT	12,272,807	99,586,178
Capital & Counties Properties PLC (c)	8,896,889	35,323,286
Derwent London PLC	1,329,702	46,447,271
Grainger PLC	4,979,535	14,092,113
Great Portland Estates PLC REIT	4,116,628	34,476,976

Hammerson PLC	9,409,134	67,670,346
Intu Properties PLC (c)	9,777,968	37,919,518
Land Securities Group PLC REIT	9,618,517	133,594,978
Segro PLC	8,904,348	49,363,123
Shaftesbury PLC	3,339,098	39,235,981
Workspace Group PLC	1,406,010	12,959,527

		589,236,301

TOTAL COMMON STOCKS (Cost $4,345,588,236)		4,668,850,757

SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (f)	7,155,678	7,155,678
State Street Navigator Securities Lending Prime Portfolio (e) (g)	275,688,426	275,688,426

TOTAL SHORT-TERM INVESTMENTS (Cost $282,844,104)		282,844,104

TOTAL INVESTMENTS — 105.6% (Cost $4,628,432,340)		4,951,694,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(260,764,878)

NET ASSETS — 100.0%		$4,690,929,983

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2016.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2016.
(g)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$743,670,889	$—	$0	(a)	$743,670,889
Austria	51,134,640	—	—		51,134,640
Belgium	44,180,833	—	—		44,180,833
Brazil	29,285,815	—	—		29,285,815
Canada	193,148,238	—	—		193,148,238
France	515,540,542	—	—		515,540,542
Hong Kong	373,128,265	—	—		373,128,265
Italy	11,097,379	—	—		11,097,379
Japan	1,203,716,135	—	—		1,203,716,135
Netherlands	64,538,916	—	—		64,538,916
New Zealand	46,580,431	—	—		46,580,431
Philippines	150,271,606	—	—		150,271,606
Singapore	343,651,413	—	—		343,651,413
South Africa	75,367,362	—	—		75,367,362
Spain	—	—	0	(a)	—
Sweden	84,349,505	—	—		84,349,505
Switzerland	122,519,395	—	—		122,519,395
Thailand	27,433,092	—	—		27,433,092
United Kingdom	589,236,301	—	—		589,236,301
Short-Term Investments	282,844,104	—	—		282,844,104

TOTAL INVESTMENTS	$4,951,694,861	$—	$0		$4,951,694,861

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	412,581	$412,581	161,269,586	154,526,489	7,155,678	$7,155,678	$15,715	$—
State Street Navigator Securities Lending Prime Portfolio.	77,123,206	77,123,206	1,738,420,693	1,539,855,473	275,688,426	275,688,426	802,007	—

See accompanying Notes to Schedule of Investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 8.1%
Macquarie Atlas Roads Group (a)	106,453	$410,592
Qube Holdings, Ltd. (a)	263,486	433,584
Sydney Airport	284,000	1,467,577
Transurban Group Stapled Security	416,866	3,721,677

		6,033,430

BRAZIL — 1.2%
CPFL Energia SA ADR	13,178	169,469
Ultrapar Participacoes SA ADR	32,025	704,870

		874,339

CANADA — 9.8%
AltaGas, Ltd. (a)	10,918	263,976
Enbridge, Inc. (a)	68,494	2,886,484
Inter Pipeline, Ltd. (a)	25,058	528,674
Pembina Pipeline Corp. (a)	27,600	834,354
TransCanada Corp. (a)	52,057	2,343,307
Veresen, Inc. (a)	22,262	187,702
Westshore Terminals Investment Corp. (a)	15,584	224,514

		7,269,011

CHILE — 0.6%
Empresa Nacional de Electricidad SA ADR	4,582	127,059
Endesa Americas SA ADR	4,582	63,048
Enersis Americas SA ADR	16,048	137,692
Enersis Chile SA ADR	16,048	93,560

		421,359

CHINA — 3.2%
Beijing Enterprises Water Group, Ltd. (a)	202,000	121,336
CGN Power Co., Ltd. Class H (b)	425,951	118,046
China Merchants Holdings International Co., Ltd.	462,740	1,228,732
China Resources Gas Group, Ltd.	34,000	102,991
China Resources Power Holdings Co., Ltd.	72,389	107,866
COSCO Pacific, Ltd.	445,180	442,429
Guangdong Investment, Ltd.	120,000	182,213
Huaneng Power International, Inc. ADR (a)	4,334	108,220

		2,411,833

FRANCE — 4.8%
Aeroports de Paris	8,535	938,998
Engie SA	67,119	1,081,950
Groupe Eurotunnel SE	143,862	1,526,313

		3,547,261

GERMANY — 1.8%
E.ON SE	83,061	832,888
Fraport AG Frankfurt Airport Services Worldwide	9,741	519,715

		1,352,603

HONG KONG — 0.4%
China Gas Holdings, Ltd.	90,000	137,124
Hopewell Highway Infrastructure, Ltd. (a)	268,500	133,593

		270,717

ITALY — 6.0%
Ansaldo STS SpA	31,648	$360,032
Atlantia SpA	106,072	2,636,095
Enel SpA	293,025	1,295,633
Societa Iniziative Autostradali e Servizi SpA	18,000	154,877

		4,446,637

JAPAN — 2.8%
Japan Airport Terminal Co., Ltd. (a)	19,200	688,722
Kamigumi Co., Ltd.	67,000	615,206
Mitsubishi Logistics Corp. (a)	44,000	609,884
Sumitomo Warehouse Co., Ltd. (a)	41,000	202,622

		2,116,434

MEXICO — 2.3%
Grupo Aeroportuario del Pacifico SAB de CV ADR	8,472	869,482
Grupo Aeroportuario del Sureste SAB de CV ADR	5,284	843,062

		1,712,544

NETHERLANDS — 0.3%
Koninklijke Vopak NV	4,950	246,887

NEW ZEALAND — 1.5%
Auckland International Airport, Ltd.	242,796	1,123,976

SINGAPORE — 1.8%
Hutchison Port Holdings Trust	1,410,000	641,550
SATS, Ltd.	169,000	516,079
SIA Engineering Co., Ltd.	68,066	186,108

		1,343,737

SPAIN — 8.3%
Abertis Infraestructuras SA (a)	130,037	1,906,936
Aena SA (b)	19,297	2,535,042
Iberdrola SA	250,965	1,697,113

		6,139,091

SWITZERLAND — 1.2%
Flughafen Zuerich AG	4,974	879,206

UNITED KINGDOM — 5.2%
BBA Aviation PLC	236,238	697,293
National Grid PLC	159,396	2,335,363
SSE PLC	41,248	856,881

		3,889,537

UNITED STATES — 40.1%
American Electric Power Co., Inc.	20,415	1,430,887
Cheniere Energy, Inc. (a) (c)	17,327	650,629
Columbia Pipeline Group, Inc.	29,489	751,675
Consolidated Edison, Inc. (a)	12,248	985,229
Dominion Resources, Inc. (a)	24,873	1,938,353
Duke Energy Corp. (a)	28,702	2,462,344
Edison International	13,586	1,055,225
Exelon Corp.	38,221	1,389,715
Kinder Morgan, Inc.	135,558	2,537,646
Macquarie Infrastructure Corp.	19,474	1,442,050
NextEra Energy, Inc.	19,159	2,498,334
ONEOK, Inc. (a)	15,681	744,063
PG&E Corp.	20,485	1,309,401
PPL Corp.	28,159	1,063,002

See accompanying Notes to Schedule of Investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Public Service Enterprise Group, Inc. (a)	21,096	$983,284
Sempra Energy	9,797	1,117,054
Southern Co.	37,987	2,037,243
Spectra Energy Corp. (a)	49,630	1,817,947
Targa Resources Corp. (a)	12,126	510,990
WEC Energy Group, Inc. (a)	13,105	855,756
Wesco Aircraft Holdings, Inc. (a) (c)	15,195	203,917
Williams Cos., Inc.	50,382	1,089,763
Xcel Energy, Inc. (a)	21,079	943,918

		29,818,425

TOTAL COMMON STOCKS (Cost $77,171,261)		73,897,027

SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e)		85,736
State Street Navigator Securities Lending Prime Portfolio (e) (f)		7,060,534

TOTAL SHORT-TERM INVESTMENTS (Cost $7,146,270)		7,146,270

TOTAL INVESTMENTS — 109.0% (Cost $84,317,531)		81,043,297
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(6,689,667)

NET ASSETS — 100.0%		$74,353,630

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.6% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$6,033,430	$—	$—	$6,033,430
Brazil	874,339	—	—	874,339
Canada	7,269,011	—	—	7,269,011
Chile	421,359	—	—	421,359
China	2,411,833	—	—	2,411,833
France	3,547,261	—	—	3,547,261
Germany	1,352,603	—	—	1,352,603
Hong Kong	270,717	—	—	270,717
Italy	4,446,637	—	—	4,446,637
Japan	2,116,434	—	—	2,116,434
Mexico	1,712,544	—	—	1,712,544
Netherlands	246,887	—	—	246,887
New Zealand	1,123,976	—	—	1,123,976

See accompanying Notes to Schedule of Investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Singapore	$1,343,737	$—	$—	$1,343,737
Spain	6,139,091	—	—	6,139,091
Switzerland	879,206	—	—	879,206
United Kingdom	3,889,537	—	—	3,889,537
United States	29,818,425	—	—	29,818,425
Short-Term Investments	7,146,270	—	—	7,146,270

TOTAL INVESTMENTS	$81,043,297	$—	$—	$81,043,297

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	48,040	$48,040	6,063,017	6,025,321	85,736	$85,736	$367	$—
State Street Navigator Securities Lending Prime Portfolio	5,589,364	5,589,364	53,174,956	51,703,786	7,060,534	7,060,534	27,191	—

See accompanying Notes to Schedule of Investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 8.7%
Amcor, Ltd.	1,084,209	$12,053,018
BHP Billiton, Ltd.	2,009,497	27,905,462
Newcrest Mining, Ltd. (a)	475,716	8,147,017
South32, Ltd. (a)	3,360,155	3,853,036
Woodside Petroleum, Ltd.	142,480	2,847,472

		54,806,005

AUSTRIA — 0.4%
Voestalpine AG (b)	69,595	2,321,042

BRAZIL — 1.3%
Fibria Celulose SA ADR	210,112	1,420,357
Petroleo Brasileiro SA ADR (a)	299,325	2,143,167
Vale SA ADR (b)	941,710	4,765,053

		8,328,577

CANADA — 12.2%
Agrium, Inc. (b)	129,953	11,696,471
Barrick Gold Corp. (b)	729,916	15,583,707
Canadian Natural Resources, Ltd. (b)	217,246	6,667,764
First Quantum Minerals, Ltd. (b)	435,267	3,039,864
Goldcorp, Inc.	520,189	9,901,495
Imperial Oil, Ltd. (b)	50,791	1,598,780
Potash Corp. of Saskatchewan, Inc.	787,132	12,783,024
Silver Wheaton Corp. (b)	271,404	6,355,121
Suncor Energy, Inc. (b)	315,422	8,704,647

		76,330,873

CHILE — 0.2%
Antofagasta PLC (b)	242,785	1,511,128

CHINA — 1.1%
CNOOC, Ltd.	3,237,000	4,013,939
PetroChina Co., Ltd. Class H	4,218,000	2,876,175

		6,890,114

COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	50,739	485,065

FINLAND — 2.1%
Stora Enso Oyj Class R	532,672	4,248,920
UPM-Kymmene Oyj	500,697	9,122,484

		13,371,404

FRANCE — 3.7%
TOTAL SA	486,526	23,447,140

GERMANY — 1.5%
KS AG (b)	179,004	3,648,167
ThyssenKrupp AG	271,481	5,431,846

		9,080,013

INDIA — 0.7%
Reliance Industries, Ltd. GDR (c)	156,885	4,479,067

IRELAND — 0.8%
Smurfit Kappa Group PLC	219,688	4,832,433

ISRAEL — 0.3%
Israel Chemicals, Ltd.	483,720	1,874,037

ITALY — 1.4%
Eni SpA	536,543	8,654,967

JAPAN — 3.7%
JFE Holdings, Inc. (b)	359,500	4,608,076

Nippon Steel & Sumitomo Metal Corp. (b)	592,000	11,298,723
Oji Holdings Corp.	937,000	3,580,310
Sumitomo Metal Mining Co., Ltd.	349,000	3,498,845

		22,985,954

LUXEMBOURG — 0.8%
ArcelorMittal (a)	1,158,140	5,263,623

MEXICO — 0.4%
Fresnillo PLC	116,329	2,556,562

NETHERLANDS — 3.8%
OCI NV (a) (b)	59,951	815,548
Royal Dutch Shell PLC Class A	839,867	22,987,985

		23,803,533

NORWAY — 1.9%
Norsk Hydro ASA	862,284	3,124,355
Statoil ASA (b)	207,873	3,579,670
Yara International ASA	164,711	5,192,522

		11,896,547

PERU — 0.5%
Southern Copper Corp.	117,307	3,164,943

RUSSIA — 2.8%
Gazprom PJSC ADR	1,197,534	5,161,371
Lukoil PJSC	96,142	4,015,851
MMC Norilsk Nickel PJSC ADR	414,058	5,502,831
Novolipetsk Steel PJSC GDR	51,817	673,621
Rosneft PJSC GDR	209,664	1,073,480
Severstal PJSC GDR	111,088	1,215,303

		17,642,457

SINGAPORE — 1.2%
Golden Agri-Resources, Ltd.	6,520,800	1,695,728
Wilmar International, Ltd.	2,306,800	5,587,464

		7,283,192

SOUTH AFRICA — 1.5%
Mondi PLC	343,645	6,408,416
Sasol, Ltd. ADR	102,070	2,768,138

		9,176,554

SOUTH KOREA — 2.0%
Korea Zinc Co., Ltd.	8,851	3,903,554
POSCO	4,195	733,856
POSCO ADR	183,194	8,152,133

		12,789,543

SPAIN — 0.4%
Repsol SA	214,540	2,719,495

SWITZERLAND — 7.1%
Glencore PLC	7,584,984	15,498,390
Syngenta AG	75,952	29,166,129

		44,664,519

UNITED KINGDOM — 6.2%
Anglo American PLC (b)	870,973	8,463,419
BP PLC	3,632,167	21,274,291
Rio Tinto, Ltd.	264,377	8,956,907

		38,694,617

See accompanying Notes to Schedule of Investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

UNITED STATES — 32.8%
Alcoa, Inc. (b)	823,766	$7,636,311
Anadarko Petroleum Corp.	44,110	2,348,857
Archer-Daniels-Midland Co.	291,284	12,493,171
Bunge, Ltd.	69,334	4,101,106
CF Industries Holdings, Inc. (b)	114,914	2,769,427
Chevron Corp.	164,645	17,259,735
ConocoPhillips	107,465	4,685,474
Devon Energy Corp.	45,781	1,659,561
EOG Resources, Inc.	47,813	3,988,560
Exxon Mobil Corp.	337,729	31,658,716
Freeport-McMoRan, Inc. (b)	784,347	8,737,626
Halliburton Co.	75,657	3,426,506
Ingredion, Inc.	34,965	4,524,821
International Paper Co. (b)	201,214	8,527,449
Monsanto Co.	215,517	22,286,613
Mosaic Co. (b)	171,483	4,489,425
Newmont Mining Corp.	331,524	12,969,219
Nucor Corp.	199,194	9,842,176
Occidental Petroleum Corp.	66,391	5,016,504
Packaging Corp. of America	46,514	3,113,182
Phillips 66	41,379	3,283,010
Rayonier, Inc. (b)	59,565	1,562,986
Schlumberger, Ltd.	121,546	9,611,858
Sealed Air Corp.	95,388	4,384,986
WestRock Co.	123,498	4,800,367
Weyerhaeuser Co. REIT	365,534	10,881,947

		206,059,593

TOTAL COMMON STOCKS (Cost $731,435,668)		625,112,997

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Repsol SA (expiring 7/8/16) (a) (Cost $72,031)	219,564	71,470

SHORT-TERM INVESTMENTS — 9.4%
UNITED STATES — 9.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (f)	1,340,644	1,340,644
State Street Navigator Securities Lending Prime Portfolio (e) (g)	57,757,883	57,757,883

		59,098,527

TOTAL SHORT-TERM INVESTMENTS (Cost $59,098,527)		59,098,527

TOTAL INVESTMENTS — 109.0% (Cost $790,606,226)		684,282,994
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(56,752,436)

NET ASSETS — 100.0%		$627,530,558

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2016.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.7% of net assets as of June 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2016.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$54,806,005	$—	$—	$54,806,005
Austria.	2,321,042	—	—	2,321,042
Brazil	8,328,577	—	—	8,328,577
Canada	76,330,873	—	—	76,330,873
Chile	1,511,128	—	—	1,511,128
China.	6,890,114	—	—	6,890,114
Colombia	485,065	—	—	485,065

See accompanying Notes to Schedule of Investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Finland	$13,371,404	$—	$—	$13,371,404
France	23,447,140	—	—	23,447,140
Germany	9,080,013	—	—	9,080,013
India	4,479,067	—	—	4,479,067
Ireland	4,832,433	—	—	4,832,433
Israel	1,874,037	—	—	1,874,037
Italy	8,654,967	—	—	8,654,967
Japan	22,985,954	—	—	22,985,954
Luxembourg	5,263,623	—	—	5,263,623
Mexico	2,556,562	—	—	2,556,562
Netherlands	23,803,533	—	—	23,803,533
Norway	11,896,547	—	—	11,896,547
Peru	3,164,943	—	—	3,164,943
Russia	17,642,457	—	—	17,642,457
Singapore	7,283,192	—	—	7,283,192
South Africa	9,176,554	—	—	9,176,554
South Korea	12,789,543	—	—	12,789,543
Spain	2,719,495	—	—	2,719,495
Switzerland	44,664,519	—	—	44,664,519
United Kingdom	38,694,617	—	—	38,694,617
United States	206,059,593	—	—	206,059,593
Rights
Spain	71,470	—	—	71,470
Short-Term Investments	59,098,527	—	—	59,098,527

TOTAL INVESTMENTS	$684,282,994	$—	$—	$684,282,994

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6 /30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	618,093	$618,093	37,555,494	36,832,943	1,340,644	$1,340,644	$4,115	$—
State Street Navigator Securities Lending Prime Portfolio	52,819,846	52,819,846	377,347,334	372,409,297	57,757,883	57,757,883	385,630	—

See accompanying Notes to Schedule of Investments

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
CANADA — 36.2%
Agnico Eagle Mines, Ltd.	465,474	$24,780,836
Agrium, Inc.	170,878	15,379,941
ARC Resources, Ltd.	139,335	2,372,139
Barrick Gold Corp.	2,476,491	52,592,301
Cameco Corp.	158,329	1,729,952
Canadian Natural Resources, Ltd.	438,045	13,444,578
Cenovus Energy, Inc.	333,356	4,586,950
Crescent Point Energy Corp.	202,367	3,180,342
Eldorado Gold Corp.	1,523,175	6,814,235
Encana Corp.	340,008	2,631,154
First Quantum Minerals, Ltd.	1,465,231	10,233,037
Franco-Nevada Corp.	376,866	28,507,982
Goldcorp, Inc.	1,764,953	33,594,855
Husky Energy, Inc.	120,987	1,469,134
Imperial Oil, Ltd.	101,774	3,203,604
Kinross Gold Corp. (a)	2,614,352	12,762,756
Lundin Mining Corp. (a)	1,330,828	4,467,860
Peyto Exploration & Development Corp.	63,705	1,701,155
Potash Corp. of Saskatchewan, Inc.	1,034,611	16,729,677
PrairieSky Royalty, Ltd.	72,230	1,363,733
Seven Generations Energy, Ltd. Class A (a)	69,692	1,323,327
Silver Wheaton Corp.	925,997	21,682,890
Suncor Energy, Inc.	632,683	17,460,044
Teck Resources, Ltd. Class B	988,053	12,941,235
Tourmaline Oil Corp. (a)	74,565	1,952,688
Vermilion Energy, Inc.	44,835	1,420,276
West Fraser Timber Co., Ltd.	83,317	2,423,102
Whitecap Resources, Inc.	120,528	916,930

		301,666,713

UNITED STATES — 63.8%
Alcoa, Inc.	2,794,779	25,907,601
Anadarko Petroleum Corp.	203,422	10,832,221
Antero Resources Corp. (a)	31,102	808,030
Apache Corp.	151,330	8,424,541
Archer-Daniels-Midland Co.	736,232	31,576,990
Bunge, Ltd.	176,158	10,419,746
Cabot Oil & Gas Corp.	183,324	4,718,760
CF Industries Holdings, Inc.	288,239	6,946,560
Chevron Corp.	753,463	78,985,526
Cimarex Energy Co.	37,923	4,524,972
Concho Resources, Inc. (a)	51,707	6,167,094
ConocoPhillips	494,640	21,566,304
Continental Resources, Inc. (a)	32,902	1,489,474
Devon Energy Corp.	204,171	7,401,199
EOG Resources, Inc.	220,058	18,357,238
EQT Corp.	68,065	5,270,273
Exxon Mobil Corp.	877,669	82,272,692
FMC Corp.	165,293	7,654,719
Freeport-McMoRan, Inc.	2,660,947	29,642,950
Hess Corp.	105,934	6,366,633
Marathon Oil Corp.	337,563	5,066,821
Monsanto Co.	544,597	56,316,776
Mosaic Co.	435,940	11,412,909
Murphy Oil Corp.	64,820	2,058,035
Newmont Mining Corp.	1,124,775	44,001,198
Noble Energy, Inc.	171,552	6,153,570

Occidental Petroleum Corp.	305,623	23,092,874
Pioneer Natural Resources Co.	65,376	9,885,505
Range Resources Corp.	67,889	2,928,731
Southwestern Energy Co. (a)	155,910	1,961,348

		532,211,290

TOTAL COMMON STOCKS (Cost $628,299,515)		833,878,003

SHORT-TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d) (Cost $150,307)	150,307	150,307

TOTAL INVESTMENTS — 100.0% (Cost $628,449,822)		834,028,310
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		95,594

NET ASSETS — 100.0%		$834,123,904

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Canada	$301,666,713	$—	$—	$301,666,713
United States	532,211,290	—	—	532,211,290
Short-Term Investment	150,307	—	—	150,307

TOTAL INVESTMENTS	$834,028,310	$—	$—	$834,028,310

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	17,827,251	17,676,944	150,307	$150,307	$2,684	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 4.9%
Alumina, Ltd. (a)	324,703	$313,097
Amcor, Ltd.	95,494	1,061,595
AMP, Ltd.	158,868	610,392
Australia & New Zealand Banking Group, Ltd.	147,361	2,646,567
BHP Billiton PLC	86,408	1,089,030
BHP Billiton, Ltd.	144,775	2,010,460
Boral, Ltd.	159,172	737,191
Brambles, Ltd.	108,617	1,002,056
Coca-Cola Amatil, Ltd.	89,621	549,203
Commonwealth Bank of Australia	85,925	4,758,174
CSL, Ltd.	30,488	2,546,639
Fortescue Metals Group, Ltd.	122,331	318,807
Insurance Australia Group, Ltd.	169,353	687,246
LendLease Group	84,474	792,532
Macquarie Group, Ltd.	23,928	1,227,577
Medibank Pvt, Ltd.	131,145	288,069
National Australia Bank, Ltd.	94,207	1,783,826
Newcrest Mining, Ltd. (b)	35,342	605,260
Origin Energy, Ltd.	133,520	571,659
Qantas Airways, Ltd. (b)	41,083	86,265
QBE Insurance Group, Ltd.	52,601	408,509
Santos, Ltd.	108,577	375,127
Scentre Group REIT	126,627	463,889
Sonic Healthcare, Ltd.	53,258	854,585
South32, Ltd. (b) (c)	97,015	115,424
South32, Ltd. (b) (c)	173,461	198,905
Suncorp Group, Ltd.	112,374	1,019,145
Sydney Airport	43,728	225,966
Transurban Group Stapled Security	86,848	775,358
Vicinity Centres REIT	277,427	685,820
Wesfarmers, Ltd.	56,368	1,683,062
Westfield Corp.	83,637	663,241
Westpac Banking Corp.	163,189	3,572,409
Woodside Petroleum, Ltd.	37,761	754,656
Woolworths, Ltd.	68,218	1,061,110

		36,542,851

AUSTRIA — 0.2%
Erste Group Bank AG (b)	30,052	678,075
OMV AG	14,050	393,577
Raiffeisen Bank International AG (b)	23,096	289,299

		1,360,951

BELGIUM — 1.2%
Ageas	22,222	764,943
Anheuser-Busch InBev SA	38,287	5,002,106
Delhaize Group	6,356	667,495
KBC Group NV (b)	18,192	887,640
Solvay SA	7,045	652,585
UCB SA	9,422	703,407

		8,678,176

BRAZIL — 1.6%
Ambev SA ADR	280,171	1,655,811
Banco Bradesco SA Preference Shares ADR	180,840	1,412,360
Banco do Brasil SA	37,187	199,414
BB Seguridade Participacoes SA	32,264	283,087

BM&FBovespa SA	89,688	503,905
Braskem SA Class A, Preference Shares	19,932	118,457
BRF SA	24,896	350,700
Cia Energetica de Minas Gerais ADR	112,942	249,602
Cia Siderurgica Nacional SA ADR (b)	88,757	217,455
Cielo SA	39,975	422,490
EDP — Energias do Brasil SA (b) (c)	20,104	86,597
EDP — Energias do Brasil SA (c)	71,202	302,699
Embraer SA	34,633	189,178
Fibria Celulose SA	6,651	44,696
Gerdau SA ADR (a)	64,772	117,885
Itau Unibanco Holding SA Preference Shares ADR	163,173	1,540,353
JBS SA	22,319	69,665
Kroton Educacional SA	65,516	278,117
Lojas Renner SA	56,089	414,748
Natura Cosmeticos SA	16,574	131,919
Odontoprev SA	108,734	451,736
Petroleo Brasileiro SA Preference Shares ADR (b)	162,605	944,735
Porto Seguro SA	6,662	55,625
Qualicorp SA	49,203	285,811
Raia Drogasil SA	17,942	353,604
Sul America SA	29,387	143,461
Tim Participacoes SA ADR	14,414	152,068
TOTVS SA	18,099	172,530
Vale SA ADR (a)	29,562	149,584
Vale SA Preference Shares ADR	145,886	585,003

		11,883,295

CANADA — 6.6%
Agnico Eagle Mines, Ltd. (a)	7,918	421,537
Agrium, Inc. (a)	10,399	935,966
Alimentation Couche-Tard, Inc. Class B	14,172	605,423
Bank of Montreal (a)	33,725	2,128,100
Bank of Nova Scotia	52,862	2,576,956
Barrick Gold Corp.	56,965	1,209,744
BlackBerry, Ltd. (a) (b)	28,281	188,801
Bombardier, Inc. Class B (a) (b)	100,786	150,554
Brookfield Asset Management, Inc. Class A (a)	52,617	1,731,617
CAE, Inc.	31,868	383,044
Cameco Corp. (a)	23,473	256,473
Canadian Imperial Bank of Commerce	20,883	1,560,396
Canadian National Railway Co.	39,265	2,306,558
Canadian Natural Resources, Ltd. (a)	60,170	1,846,752
Canadian Pacific Railway, Ltd.	7,724	989,245
Canadian Tire Corp., Ltd. Class A	6,872	744,771
Cenovus Energy, Inc. (a)	45,607	627,548
CGI Group, Inc. Class A (b)	7,322	311,158
Constellation Software, Inc.	864	332,647
Crescent Point Energy Corp. (a)	15,174	238,470
Eldorado Gold Corp.	30,058	134,471
Enbridge, Inc.	47,870	2,017,344
Encana Corp. (a)	45,848	354,795
Fairfax Financial Holdings, Ltd.	787	421,667
First Quantum Minerals, Ltd. (a)	34,944	244,046
Franco-Nevada Corp.	7,918	598,956
Gildan Activewear, Inc.	30,306	883,021
Goldcorp, Inc.	42,024	799,903

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Husky Energy, Inc.	24,212	$294,004
IGM Financial, Inc. (a)	12,090	327,408
Imperial Oil, Ltd. (a)	26,638	838,501
Kinross Gold Corp. (b)	52,808	257,798
Loblaw Cos., Ltd.	23,738	1,263,212
Magna International, Inc.	10,294	359,462
Manulife Financial Corp.	83,479	1,135,808
National Bank of Canada (a)	25,536	868,897
Onex Corp.	22,687	1,380,052
Open Text Corp.	6,039	355,216
Potash Corp. of Saskatchewan, Inc.	47,614	769,919
PrairieSky Royalty, Ltd. (a)	1,173	22,147
Restaurant Brands International, Inc.	7,416	307,101
Rogers Communications, Inc. Class B	28,280	1,138,865
Royal Bank of Canada (a)	66,775	3,925,159
Shaw Communications, Inc. Class B	30,296	578,533
Silver Wheaton Corp.	18,956	443,869
SNC-Lavalin Group, Inc. (a)	15,836	661,632
Sun Life Financial, Inc. (a)	33,704	1,101,407
Suncor Energy, Inc.	71,124	1,962,797
Teck Resources, Ltd. Class B (a)	25,424	332,996
TELUS Corp.	19,833	635,291
Toronto-Dominion Bank	84,325	3,602,334
TransCanada Corp. (a)	35,638	1,604,218
Turquoise Hill Resources, Ltd. (b)	10,702	36,011
West Fraser Timber Co., Ltd.	4,179	121,538
Yamana Gold, Inc.	35,933	185,932

		49,510,070

CHILE — 0.4%
Embotelladora Andina SA Class B, Preference Shares	15,317	54,532
Empresa Nacional de Electricidad SA ADR	29,579	820,226
Endesa Americas SA ADR	29,579	407,007
Enersis Americas SA ADR	76,604	657,262
Enersis Chile SA ADR	91,215	531,784
Sociedad Quimica y Minera de Chile SA ADR	6,939	171,532

		2,642,343

CHINA — 5.8%
58.com, Inc. ADR (a) (b)	1,948	89,394
AAC Technologies Holdings, Inc.	48,500	411,671
Agricultural Bank of China, Ltd. Class H	1,384,000	504,865
Air China, Ltd. Class H	64,000	43,723
Alibaba Group Holding, Ltd. ADR (a) (b)	44,583	3,545,686
Alibaba Health Information Technology, Ltd. (b)	84,000	61,501
Anhui Conch Cement Co., Ltd. Class H (a)	8,500	20,401
ANTA Sports Products, Ltd. (a)	29,000	57,941
AviChina Industry & Technology Co., Ltd. Class H	378,000	261,649
Baidu, Inc. ADR (b)	12,212	2,016,812
Bank of China, Ltd. Class H	3,750,436	1,493,803
Bank of Communications Co., Ltd. Class H	764,710	482,013
Beijing Enterprises Water Group, Ltd. (a)	268,000	160,981
Belle International Holdings, Ltd.	363,000	212,430
Brilliance China Automotive Holdings, Ltd. (a)	170,000	174,427
Byd Co., Ltd. Class H (a) (b)	24,500	146,691

CGN Power Co., Ltd. Class H (d)	114,400	31,704
China CITIC Bank Corp., Ltd. Class H	361,000	219,170
China Coal Energy Co., Ltd. Class H (a) (b)	40,000	20,779
China Communications Construction Co., Ltd. Class H	224,000	239,651
China Conch Venture Holdings, Ltd.	16,000	31,678
China Construction Bank Corp. Class H	3,074,720	2,029,217
China COSCO Holdings Co., Ltd. Class H (a) (b)	429,795	151,244
China Everbright Bank Co., Ltd. Class H	36,000	16,427
China Everbright International, Ltd.	26,000	28,822
China Everbright, Ltd.	44,000	84,507
China Galaxy Securities Co., Ltd. Class H	123,500	110,320
China Huishan Dairy Holdings Co., Ltd. (a)	978,000	399,624
China Life Insurance Co., Ltd. Class H	389,000	833,362
China Mengniu Dairy Co., Ltd.	286,000	496,946
China Merchants Bank Co., Ltd. Class H	285,514	638,160
China Merchants Holdings International Co., Ltd.	253,051	671,937
China Minsheng Banking Corp., Ltd. Class H	201,500	194,281
China Mobile, Ltd.	311,000	3,553,793
China Oilfield Services, Ltd. Class H (a)	100,000	76,695
China Overseas Land & Investment, Ltd.	246,000	776,880
China Pacific Insurance Group Co., Ltd. Class H	123,200	414,481
China Petroleum & Chemical Corp. Class H	1,573,800	1,136,032
China Railway Construction Corp., Ltd. Class H (a)	87,000	108,442
China Railway Group, Ltd. Class H	176,000	130,674
China Resources Beer Holdings Co., Ltd.	185,753	404,646
China Resources Land, Ltd.	52,000	121,321
China Shenhua Energy Co., Ltd. Class H	120,500	221,493
China Southern Airlines Co., Ltd. Class H	110,000	61,962
China Taiping Insurance Holdings Co., Ltd. (b)	87,800	163,424
China Telecom Corp., Ltd. Class H	1,170,000	521,813
China Unicom Hong Kong, Ltd.	484,000	500,349
CITIC Securities Co., Ltd. Class H	76,500	167,634
CITIC, Ltd.	246,000	357,682
CNOOC, Ltd.	990,217	1,227,887
COSCO Pacific, Ltd.	342,252	340,137
CRRC Corp., Ltd. Class H (a)	191,000	170,124
CSPC Pharmaceutical Group, Ltd.	284,000	252,592
Ctrip.com International, Ltd. ADR (a) (b)	6,562	270,354
Dalian Wanda Commercial Properties Co., Ltd. Class H (d)	4,600	28,224
ENN Energy Holdings, Ltd.	38,000	186,866
Evergrande Real Estate Group, Ltd. (a)	164,000	100,413
Fosun International, Ltd.	53,500	68,961
Geely Automobile Holdings, Ltd. (a)	515,000	278,147
GF Securities Co., Ltd. Class H (a)	90,800	205,993
GOME Electrical Appliances Holding, Ltd. (a)	994,000	117,876
Great Wall Motor Co., Ltd. Class H	162,000	134,061
Guangzhou Automobile Group Co., Ltd. Class H	104,000	124,002
Haitong Securities Co., Ltd. Class H	95,200	160,017
Hengan International Group Co., Ltd. (a)	61,000	508,730

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Huadian Power International Corp., Ltd. Class H	72,000	$34,246
Huaneng Power International, Inc. Class H	548,000	337,646
Huaneng Renewables Corp., Ltd. Class H	600,000	198,764
Huatai Securities Co., Ltd. Class H (d)	98,200	208,604
Industrial & Commercial Bank of China, Ltd. Class H	3,320,045	1,835,922
JD.com, Inc. ADR (b)	31,052	659,234
Jiangsu Expressway Co., Ltd. Class H	14,000	19,454
Kingsoft Corp., Ltd. (a)	78,000	150,210
Lenovo Group, Ltd.	294,000	176,977
NetEase, Inc. ADR	1,539	297,366
New China Life Insurance Co., Ltd. Class H	44,100	156,608
PetroChina Co., Ltd. Class H	934,000	636,877
PICC Property & Casualty Co., Ltd. Class H	283,610	443,075
Ping An Insurance Group Co. of China, Ltd. Class H	244,000	1,074,072
Qihoo 360 Technology Co., Ltd. ADR (b)	1,539	112,424
Qinqin Foodstuffs Group Cayman Co., Ltd. (b)	12,800	18,149
Qunar Cayman Islands, Ltd. ADR (a) (b)	3,593	107,035
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	124,000	70,488
Shanghai Electric Group Co., Ltd. Class H (a) (b)	178,000	74,569
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	66,240	103,136
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	18,900	41,610
Sinopec Shanghai Petrochemical Co., Ltd. Class H	170,000	77,572
Sinopharm Group Co., Ltd. Class H	38,000	180,988
Sinotrans, Ltd. Class H	56,000	24,759
SouFun Holdings, Ltd. ADR (a) (b)	13,971	70,274
Sunac China Holdings, Ltd.	86,300	53,396
Tencent Holdings, Ltd.	258,200	5,860,958
Tingyi Cayman Islands Holding Corp. (a)	242,000	228,027
TravelSky Technology, Ltd. Class H	56,000	107,554
Tsingtao Brewery Co., Ltd. Class H (a)	8,000	27,688
Vipshop Holdings, Ltd. ADR (b)	11,680	130,466
Want Want China Holdings, Ltd. (a)	121,000	85,783
Yanzhou Coal Mining Co., Ltd. Class H (a)	240,000	154,989
Zhuzhou CRRC Times Electric Co., Ltd.	46,000	252,592
Zijin Mining Group Co., Ltd. Class H	934,000	311,817
ZTE Corp. Class H	23,600	29,751

		43,126,602

COLOMBIA — 0.1%
Bancolombia SA ADR	15,625	545,625
Cementos Argos SA	69,525	284,888
Corp. Financiera Colombiana SA	10,341	135,652

		966,165

DENMARK — 1.4%
AP Moeller — Maersk A/S Class B	610	792,923
Danske Bank A/S	41,081	1,075,978
DSV A/S	31,572	1,321,000
Novo Nordisk A/S Class B	97,063	5,190,279
Novozymes A/S Class B	8,927	426,035

Pandora A/S	4,958	671,501
Vestas Wind Systems A/S	12,330	833,133

		10,310,849

EGYPT — 0.1%
Commercial International Bank Egypt SAE	114,781	514,837
Global Telecom Holding SAE (b)	919,642	330,369

		845,206

FINLAND — 0.7%
Elisa Oyj	6,424	245,504
Fortum Oyj	7,129	113,889
Kone Oyj Class B (a)	20,006	916,808
Metso Oyj (a)	15,972	373,158
Neste Oyj	5,787	206,566
Nokia Oyj (c)	68,002	384,307
Nokia Oyj (c)	128,345	727,895
Sampo Oyj Class A	20,188	819,289
Stora Enso Oyj Class R	42,575	339,605
UPM-Kymmene Oyj	38,001	692,362
Wartsila Oyj Abp	6,681	271,283

		5,090,666

FRANCE — 6.7%
Accor SA	14,779	569,565
Air Liquide SA	18,106	1,892,003
Airbus Group SE	28,940	1,663,165
Alstom SA (b)	12,932	299,907
AXA SA	82,162	1,625,202
BNP Paribas SA	47,545	2,099,863
Bouygues SA	14,645	421,877
Cap Gemini SA	9,516	826,714
Carrefour SA	39,817	982,452
Cie de Saint-Gobain	10,252	391,285
Cie Generale des Etablissements Michelin	8,501	804,739
Credit Agricole SA	48,742	409,373
Danone SA	32,705	2,303,914
Engie SA	56,869	916,721
Essilor International SA	19,866	2,623,034
Hermes International	624	233,585
Kering	5,446	880,006
L’Oreal SA	15,874	3,033,256
Lagardere SCA	10,984	239,782
Legrand SA	12,178	626,535
LVMH Moet Hennessy Louis Vuitton SE	12,927	1,953,129
Numericable-SFR SA	2,102	52,811
Orange SA	108,375	1,764,449
Pernod Ricard SA	11,258	1,251,957
Peugeot SA (b)	1,981	23,802
Publicis Groupe SA	14,914	1,002,903
Renault SA	10,688	812,645
Safran SA	8,230	556,998
Sanofi	56,871	4,733,506
Schneider Electric SE	29,531	1,740,763
Societe Generale SA	35,053	1,098,557
Sodexo SA	8,564	920,591
Technip SA	9,693	525,661
TOTAL SA (a)	101,745	4,903,395
Unibail-Rodamco SE (a)	4,282	1,111,493
Valeo SA (a)	4,934	219,970
Veolia Environnement SA	26,020	562,817

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Vinci SA	30,894	$2,185,947
Vivendi SA	75,141	1,410,776
Zodiac Aerospace	9,375	219,864

		49,895,012

GERMANY — 6.0%
adidas AG	13,276	1,894,505
Allianz SE	24,627	3,496,525
BASF SE	44,009	3,355,931
Bayer AG	40,256	4,025,014
Bayerische Motoren Werke AG	15,960	1,166,506
Commerzbank AG	36,256	234,583
Continental AG	1,575	296,232
Daimler AG.	44,572	2,650,163
Deutsche Bank AG (b)	55,909	765,531
Deutsche Boerse AG	15,622	1,276,305
Deutsche Lufthansa AG	22,595	264,323
Deutsche Post AG	60,283	1,686,004
Deutsche Telekom AG	163,896	2,782,185
E.ON SE	104,720	1,050,072
Fresenius Medical Care AG & Co. KGaA	16,972	1,471,258
Fresenius SE & Co. KGaA	18,360	1,342,533
Henkel AG & Co. KGaA, Preference Shares	4,275	520,287
KS AG (a)	3,584	73,043
Linde AG	7,719	1,074,929
MAN SE	7,557	771,457
Merck KGaA	12,462	1,260,556
METRO AG	11,106	338,931
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,720	1,956,304
OSRAM Licht AG	4,548	235,148
RWE AG (b)	27,002	425,670
SAP SE	51,881	3,870,912
Siemens AG	41,175	4,199,696
ThyssenKrupp AG	22,118	442,541
TUI AG	17,637	200,759
Volkswagen AG	3,464	463,339
Volkswagen AG, Preference Shares	6,517	784,098
Vonovia SE	14,016	509,952

		44,885,292

GREECE — 0.1%
Alpha Bank AE (b)	61,033	109,843
Eurobank Ergasias SA (b)	81,486	49,790
Hellenic Telecommunications Organization SA	2,345	21,024
JUMBO SA (b)	16,848	220,489
National Bank of Greece SA (b)	296,819	63,312
OPAP SA	24,231	167,439
Piraeus Bank SA (b)	398,725	71,317

		703,214

HONG KONG — 2.4%
AIA Group, Ltd.	587,000	3,507,041
Alibaba Pictures Group, Ltd. (a) (b)	510,000	118,330
Bank of East Asia, Ltd. (a)	209,143	803,364
BOC Hong Kong Holdings, Ltd.	95,500	285,591
Cheung Kong Property Holdings, Ltd.	152,032	948,491
CK Hutchison Holdings, Ltd.	162,532	1,771,355
Galaxy Entertainment Group, Ltd.	102,000	302,399

Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	448,000	—
Hang Lung Properties, Ltd.	246,000	495,301
Hang Seng Bank, Ltd.	600	10,232
Henderson Land Development Co., Ltd.	123,694	694,368
Hong Kong & China Gas Co., Ltd.	793,048	1,445,446
Hong Kong Exchanges and Clearing, Ltd.	65,562	1,585,397
Li & Fung, Ltd.	492,000	237,186
Link REIT	202,286	1,376,743
New World Development Co., Ltd.	514,521	520,626
Noble Group, Ltd. (a) (b)	147,400	21,904
Sands China, Ltd.	147,200	492,378
Shangri-La Asia, Ltd.	244,333	244,083
Sino Biopharmaceutical, Ltd.	456,000	296,831
SJM Holdings, Ltd.	38,000	23,071
Sun Art Retail Group, Ltd. (a)	150,000	104,989
Sun Hung Kai Properties, Ltd.	110,185	1,321,575
Swire Pacific, Ltd. Class A	72,006	813,066
Techtronic Industries Co., Ltd.	100,500	417,781
WH Group, Ltd. (d)	143,601	112,542

		17,950,090

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	7,590	439,269
OTP Bank PLC	15,050	336,329

		775,598

INDIA — 1.8%
ACC, Ltd.	15,240	364,895
Ambuja Cements, Ltd.	78,473	296,243
Apollo Hospitals Enterprise, Ltd.	15,477	301,652
Aurobindo Pharma, Ltd.	17,618	193,812
Bajaj Auto, Ltd.	3,597	143,355
Bharat Forge, Ltd.	3,197	36,010
Bharat Heavy Electricals, Ltd.	2,504	4,738
Bharti Airtel, Ltd.	19,540	106,190
Bharti Infratel, Ltd.	43,697	223,389
Bosch, Ltd.	74	24,832
Dabur India, Ltd.	37,060	169,473
Dr Reddy’s Laboratories, Ltd. ADR (a)	12,061	617,885
Eicher Motors, Ltd.	497	141,544
GlaxoSmithKline Consumer Healthcare, Ltd.	2,552	223,679
Glenmark Pharmaceuticals, Ltd.	12,148	143,816
Godrej Consumer Products, Ltd.	7,989	190,241
HCL Technologies, Ltd.	25,305	273,858
Hindustan Unilever, Ltd.	28,136	374,570
Housing Development Finance Corp., Ltd.	58,571	1,087,852
ICICI Bank, Ltd. ADR	63,371	455,004
Idea Cellular, Ltd.	18,100	28,587
Indiabulls Housing Finance, Ltd.	14,799	147,135
Infosys, Ltd. ADR (a)	105,300	1,879,605
ITC, Ltd.	60,831	332,027
LIC Housing Finance, Ltd.	20,682	151,679
Lupin, Ltd.	6,677	152,316
Mahindra & Mahindra Financial Services, Ltd.	68,554	339,393
Mahindra & Mahindra, Ltd. GDR	21,371	453,065
Marico, Ltd.	58,389	228,037
Motherson Sumi Systems, Ltd.	8,362	35,941

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Nestle India, Ltd.	2,276	$218,929
Reliance Industries, Ltd. GDR (d)	43,828	1,251,289
Shree Cement, Ltd.	1,230	265,088
Shriram Transport Finance Co., Ltd.	16,747	298,714
Siemens, Ltd.	20,147	390,940
State Bank of India	6,631	21,496
Sun Pharmaceutical Industries, Ltd.	32,042	362,268
Tata Consultancy Services, Ltd.	7,926	299,813
Tata Motors, Ltd. ADR (a) (b)	24,476	848,583
Tech Mahindra, Ltd.	5,742	43,026
United Spirits, Ltd. (b)	1,774	65,712
UPL, Ltd.	13,231	107,836
Zee Entertainment Enterprises, Ltd.	52,961	358,200

		13,652,717

INDONESIA — 0.6%
Astra International Tbk PT	1,315,100	736,556
Bank Central Asia Tbk PT	429,500	433,157
Bank Danamon Indonesia Tbk PT	9,700	2,599
Bank Mandiri Persero Tbk PT	497,000	358,291
Bank Rakyat Indonesia Persero Tbk PT	944,100	771,715
Bumi Serpong Damai Tbk PT	124,500	19,882
Charoen Pokphand Indonesia Tbk PT	1,261,500	358,042
Gudang Garam Tbk PT	59,500	310,728
Matahari Department Store Tbk PT	131,600	199,205
Summarecon Agung Tbk PT	349,800	47,920
Surya Citra Media Tbk PT	20,900	5,220
Telekomunikasi Indonesia Persero Tbk PT	3,378,700	1,017,765

		4,261,080

IRELAND — 0.6%
Bank of Ireland (b)	1,380,550	283,738
CRH PLC	43,607	1,259,574
Experian PLC	46,851	884,342
James Hardie Industries PLC	73,707	1,122,342
Kerry Group PLC Class A	10,636	943,630

		4,493,626

ISRAEL — 0.5%
Bank Hapoalim BM	142,043	715,545
Bank Leumi Le-Israel BM (b)	138,319	485,954
Nice-Systems, Ltd.	6,486	404,375
Teva Pharmaceutical Industries, Ltd. ADR	46,123	2,316,758

		3,922,632

ITALY — 1.2%
Assicurazioni Generali SpA	57,209	670,519
Atlantia SpA	43,182	1,073,156
Enel SpA	326,553	1,443,880
Eni SpA	112,547	1,815,494
Ferrari NV	9,300	378,661
Intesa Sanpaolo SpA	589,105	1,113,901
Leonardo-Finmeccanica SpA (b)	57,715	580,913
Mediobanca SpA	39,119	224,032
Rizzoli Corriere Della Sera Mediagroup SpA (a) (b)	6,403	5,723
Saipem SpA (b)	270,566	107,760
Snam SpA	110,554	658,314
Telecom Italia SpA/Milano (b)	805,754	657,937
UniCredit SpA	185,802	406,641
Unione di Banche Italiane SpA (a)	57,581	158,261

		9,295,192

JAPAN — 16.2%
Acom Co., Ltd. (a) (b)	28,200	135,241
Aeon Co., Ltd.	36,400	562,729
Aisin Seiki Co., Ltd.	24,300	979,438
Ajinomoto Co., Inc.	17,100	401,039
Alps Electric Co., Ltd.	6,100	113,509
Asahi Glass Co., Ltd. (a)	97,000	521,922
Asahi Group Holdings, Ltd.	36,800	1,185,893
Asahi Kasei Corp.	93,000	641,817
Astellas Pharma, Inc.	158,600	2,473,535
Bridgestone Corp. (a)	36,800	1,172,621
Canon, Inc. (a)	48,800	1,385,418
Central Japan Railway Co.	8,300	1,466,395
Chiba Bank, Ltd.	123,000	576,694
Chubu Electric Power Co., Inc.	49,000	691,846
Concordia Financial Group, Ltd. (b)	123,000	478,140
Credit Saison Co., Ltd.	36,300	606,120
Dai-ichi Life Insurance Co., Ltd.	34,000	373,506
Daiichi Sankyo Co., Ltd.	49,100	1,183,827
Daikin Industries, Ltd.	23,400	1,941,979
Daiwa Securities Group, Inc.	121,000	633,956
Denso Corp.	24,600	857,727
Dentsu, Inc. (a)	2,200	102,291
East Japan Railway Co.	18,700	1,719,438
Eisai Co., Ltd.	12,300	681,961
Electric Power Development Co., Ltd.	12,300	285,230
FANUC Corp.	9,900	1,595,638
Fast Retailing Co., Ltd.	1,900	505,605
Fuji Heavy Industries, Ltd.	16,000	542,431
FUJIFILM Holdings Corp.	36,500	1,403,217
Fujitsu, Ltd.	123,000	448,406
Hitachi, Ltd.	245,000	1,012,335
Honda Motor Co., Ltd.	85,900	2,153,989
Hoya Corp.	24,600	871,395
Inpex Corp.	48,400	374,311
ITOCHU Corp.	122,700	1,482,470
Japan Real Estate Investment Corp.	162	1,001,150
Japan Retail Fund Investment Corp. REIT	439	1,121,570
Japan Tobacco, Inc. (a)	49,100	1,963,713
JFE Holdings, Inc. (a)	27,200	348,650
Joyo Bank, Ltd.	123,000	456,799
JSR Corp.	24,600	322,757
JX Holdings, Inc.	200,108	777,688
Kajima Corp.	123,000	848,855
Kamigumi Co., Ltd.	122,000	1,120,226
Kansai Electric Power Co., Inc. (b)	60,900	588,520
KDDI Corp.	73,800	2,239,394
Keikyu Corp.	122,423	1,227,929
Keyence Corp.	1,200	808,734
Kintetsu Group Holdings Co., Ltd.	245,000	1,046,008
Kobe Steel, Ltd.	246,000	199,025
Komatsu, Ltd.	61,300	1,057,319
Konica Minolta, Inc.	61,500	443,610
Kose Corp.	2,200	184,209
Kubota Corp.	79,300	1,057,050
Kyocera Corp.	24,400	1,151,621
LIXIL Group Corp.	24,300	399,118
Makita Corp.	12,100	797,310
Marubeni Corp.	122,000	546,437
Marui Group Co., Ltd.	56,500	755,610

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

MEIJI Holdings Co., Ltd.	3,200	$325,334
Mitsubishi Chemical Holdings Corp.	123,000	557,151
Mitsubishi Corp.	85,900	1,497,117
Mitsubishi Electric Corp.	122,000	1,436,553
Mitsubishi Estate Co., Ltd.	105,618	1,928,283
Mitsubishi Heavy Industries, Ltd.	245,000	972,931
Mitsubishi UFJ Financial Group, Inc.	508,600	2,260,169
Mitsui & Co., Ltd.	122,700	1,451,374
Mitsui Chemicals, Inc.	123,000	446,008
Mitsui Fudosan Co., Ltd.	26,000	590,886
Mizuho Financial Group, Inc.	705,600	1,019,987
MS&AD Insurance Group Holdings, Inc.	36,800	940,357
Murata Manufacturing Co., Ltd.	10,100	1,120,363
NEC Corp.	126,000	291,081
Nidec Corp.	17,200	1,294,652
Nintendo Co., Ltd.	4,000	568,671
Nippon Steel & Sumitomo Metal Corp.	42,400	809,233
Nippon Telegraph & Telephone Corp.	38,000	1,777,951
Nippon Yusen KK	123,000	214,612
Nissan Motor Co., Ltd.	122,700	1,097,829
Nitori Holdings Co., Ltd.	3,100	372,882
Nitto Denko Corp.	12,200	765,369
Nomura Holdings, Inc.	135,600	482,709
NTT Data Corp.	12,300	579,092
NTT DOCOMO, Inc.	79,200	2,135,752
Obayashi Corp.	90,500	957,135
Ono Pharmaceutical Co., Ltd.	17,300	747,379
Oriental Land Co., Ltd.	5,800	374,493
ORIX Corp.	97,900	1,248,204
Osaka Gas Co., Ltd.	245,000	937,109
Panasonic Corp.	124,200	1,066,578
Rakuten, Inc.	28,300	304,131
Resona Holdings, Inc.	36,800	133,440
Rohm Co., Ltd.	12,100	472,371
Ryohin Keikaku Co., Ltd.	1,300	315,274
Secom Co., Ltd.	12,300	905,565
Seven & i Holdings Co., Ltd.	49,100	2,048,904
Shin-Etsu Chemical Co., Ltd.	24,500	1,423,813
Shionogi & Co., Ltd. (a)	10,500	569,880
Shiseido Co., Ltd.	13,500	347,007
Shizuoka Bank, Ltd.	86,000	601,053
SoftBank Group Corp.	46,500	2,623,925
Sompo Japan Nipponkoa Holdings, Inc.	36,700	965,347
Sony Corp.	61,100	1,779,577
Sumitomo Chemical Co., Ltd.	123,000	501,160
Sumitomo Corp.	61,400	613,162
Sumitomo Electric Industries, Ltd.	49,100	641,569
Sumitomo Mitsui Financial Group, Inc.	41,100	1,172,225
Sumitomo Mitsui Trust Holdings, Inc.	122,000	392,198
T&D Holdings, Inc.	24,300	203,443
Takeda Pharmaceutical Co., Ltd.	49,100	2,117,345
TDK Corp.	12,300	679,803
Teijin, Ltd.	228,000	748,962
Terumo Corp.	34,200	1,448,474
Tohoku Electric Power Co., Inc. (a)	24,700	309,864
Tokio Marine Holdings, Inc.	36,800	1,207,775
Tokyo Electric Power Co. Holdings, Inc. (b)	85,800	361,298
Tokyo Electron, Ltd.	12,300	1,028,097
Tokyo Gas Co., Ltd.	211,000	864,650

Tokyu Corp.	123,000	1,075,456
Toppan Printing Co., Ltd.	123,000	1,052,676
Toray Industries, Inc.	123,000	1,042,365
Toshiba Corp. (a) (b)	163,000	439,158
Toyota Motor Corp.	123,100	6,062,006
Toyota Tsusho Corp.	36,800	784,139
West Japan Railway Co	12,900	813,182
Yahoo! Japan Corp.	159,600	703,180
Yakult Honsha Co., Ltd. (a)	900	46,320
Yamada Denki Co., Ltd. (a)	74,100	390,038
Yamaha Corp.	28,400	757,684
Yamaha Motor Co., Ltd.	39,700	596,332

		120,835,463

LUXEMBOURG — 0.0% (f)
ArcelorMittal (b)	71,929	326,910

MACAU — 0.0% (f)
MGM China Holdings, Ltd. (a)	31,200	40,458
Wynn Macau, Ltd.	34,000	48,822

		89,280

MALAYSIA — 0.6%
AirAsia Bhd	336,700	217,145
Alliance Financial Group Bhd	413,600	413,446
AMMB Holdings Bhd	130,800	144,054
Astro Malaysia Holdings Bhd	68,800	50,002
Berjaya Sports Toto Bhd	623,340	470,037
British American Tobacco Malaysia Bhd	23,700	309,808
CIMB Group Holdings Bhd	243,302	263,730
Dialog Group Bhd	561,900	214,641
Felda Global Ventures Holdings Bhd	418,700	156,824
Gamuda Bhd	36,966	44,563
Genting Bhd	116,000	235,942
Genting Malaysia Bhd	294,100	324,630
Genting Plantations Bhd	128,700	339,029
Hong Leong Financial Group Bhd	21,039	76,610
IOI Properties Group Bhd	310,900	181,227
Lafarge Malaysia Bhd	118,900	230,928
Malaysia Airports Holdings Bhd	96,300	146,188
Petronas Chemicals Group Bhd	15,200	24,922
PPB Group Bhd	68,300	279,536
RHB Capital Bhd	71,210	90,437
SapuraKencana Petroleum Bhd	101,400	36,973
Tenaga Nasional Bhd	88,800	310,574
UMW Holdings Bhd	27,800	39,512
Westports Holdings Bhd	99,700	103,867

		4,704,625

MEXICO — 1.0%
America Movil SAB de CV Series L	1,762,743	1,072,021
Cemex SAB de CV (a) (b)	1,001,287	613,279
Fomento Economico Mexicano SAB de CV	165,833	1,520,692
Fresnillo PLC	13,427	295,085
Gentera SAB de CV	159,087	280,332
Grupo Financiero Banorte SAB de CV Series O	233,201	1,295,867
Grupo Mexico SAB de CV Series B	143,896	336,083
Grupo Televisa SAB Series CPO	200,509	1,037,147
Industrias Penoles SAB de CV	10,355	244,444

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Kimberly-Clark de Mexico SAB de CV Class A	144,380	$337,526
Wal-Mart de Mexico SAB de CV	185,216	440,822

		7,473,298

NETHERLANDS — 3.0%
Akzo Nobel NV	16,596	1,039,311
Altice NV Class A (a) (b)	15,542	232,751
Altice NV Class B (b)	2,782	41,801
ASML Holding NV	19,232	1,888,521
Heineken NV	15,621	1,436,402
ING Groep NV	151,081	1,540,634
Koninklijke Ahold NV	57,509	1,271,403
Koninklijke DSM NV	13,581	784,415
Koninklijke KPN NV (a)	294,381	1,064,523
Koninklijke Philips NV	60,889	1,514,901
Royal Dutch Shell PLC Class A	184,520	5,050,494
Royal Dutch Shell PLC Class B	169,923	4,683,896
Steinhoff International Holdings NV	130,338	749,989
Wolters Kluwer NV	22,652	920,041

		22,219,082

NEW ZEALAND — 0.1%
Meridian Energy, Ltd.	142,811	268,006
Mighty River Power, Ltd.	147,197	315,549
Spark New Zealand, Ltd.	104,389	263,928

		847,483

NORWAY — 0.4%
DNB ASA	68,967	818,823
Norsk Hydro ASA	108,377	392,688
Statoil ASA (a)	53,201	916,146
Telenor ASA	47,699	784,348
Yara International ASA	12,215	385,078

		3,297,083

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)	12,805	153,020
Credicorp, Ltd.	4,604	710,535

		863,555

PHILIPPINES — 0.4%
Alliance Global Group, Inc.	380,400	119,665
Ayala Land, Inc.	333,700	275,202
BDO Unibank, Inc.	21,210	50,492
DMCI Holdings, Inc.	896,850	240,189
Energy Development Corp.	1,263,900	148,291
Globe Telecom, Inc.	1,750	88,230
GT Capital Holdings, Inc.	5,140	157,322
JG Summit Holdings, Inc.	158,440	289,619
Jollibee Foods Corp.	68,010	349,826
Megaworld Corp.	1,077,000	106,447
Metro Pacific Investments Corp.	2,366,000	350,518
Philippine Long Distance Telephone Co. ADR	9,955	443,694
SM Prime Holdings, Inc.	351,700	204,079
Universal Robina Corp.	40,070	177,152

		3,000,726

POLAND — 0.2%
Alior Bank SA (b) (c)	19,626	259,015
Alior Bank SA (b) (c)	16,181	213,998

Bank Millennium SA (b)	81,475	96,256
Bank Zachodni WBK SA	2,326	154,280
CCC SA	4,854	195,625
Enea SA	36,209	90,492
Energa SA	22,574	54,136
Eurocash SA	15,386	179,054
Grupa Azoty SA	7,566	131,328
LPP SA	48	61,058
Orange Polska SA	58,895	75,378
Polski Koncern Naftowy Orlen SA	11,360	198,015
Powszechna Kasa Oszczednosci Bank Polski SA (b)	30,763	180,788

		1,889,423

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	103,900	317,888
Jeronimo Martins SGPS SA	13,168	207,146

		525,034

RUSSIA — 0.8%
Gazprom PJSC ADR	287,917	1,240,922
Lukoil PJSC ADR	32,059	1,337,822
MMC Norilsk Nickel PJSC ADR	23,942	320,105
Mobile TeleSystems PJSC ADR	57,489	476,009
RusHydro PJSC ADR (c)	54,475	49,572
RusHydro PJSC ADR (c)	56,018	51,537
Sberbank of Russia PJSC ADR	75,791	660,140
Surgutneftegas OJSC ADR ADR	78,944	476,032
Tatneft PJSC ADR	34,092	1,047,647

		5,659,786

SINGAPORE — 1.1%
CapitaLand, Ltd.	245,000	558,845
DBS Group Holdings, Ltd.	127,136	1,488,716
Singapore Exchange, Ltd.	245,000	1,387,102
Singapore Press Holdings, Ltd. (a)	368,000	1,080,021
Singapore Telecommunications, Ltd.	596,400	1,830,100
United Overseas Bank, Ltd.	123,959	1,696,504

		8,041,288

SOUTH AFRICA — 1.4%
Anglo American Platinum, Ltd. (b)	4,569	114,582
AngloGold Ashanti, Ltd. (b)	25,609	467,922
Bidvest Group, Ltd.	14,297	135,394
Brait SE (a) (b)	20,008	191,200
Capitec Bank Holdings, Ltd. (a)	3,163	128,507
Coronation Fund Managers, Ltd. (a)	28,486	130,108
Discovery, Ltd.	46,841	391,808
FirstRand, Ltd.	198,642	608,201
Foschini Group, Ltd.	18,480	175,399
Gold Fields, Ltd.	29,917	145,591
Impala Platinum Holdings, Ltd. (b)	36,912	118,965
Imperial Holdings, Ltd.	13,284	135,588
Massmart Holdings, Ltd.	16,406	141,151
Mr. Price Group, Ltd. (a)	18,199	256,302
MTN Group, Ltd.	77,268	754,055
Naspers, Ltd. Class N	20,997	3,211,545
Pioneer Foods Group, Ltd.	18,667	220,129
PSG Group, Ltd.	10,001	132,468
Rand Merchant Investment Holdings, Ltd.	21,503	60,493
Remgro, Ltd.	22,022	382,938

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Resilient REIT, Ltd.	30,420	$273,770
Sanlam, Ltd.	146,681	604,552
Sasol, Ltd.	26,805	726,947
Standard Bank Group, Ltd.	80,449	702,040
Truworths International, Ltd. (a)	34,690	203,237
Woolworths Holdings, Ltd.	28,980	166,262

		10,579,154

SOUTH KOREA — 3.3%
Amorepacific Corp.	265	99,273
Amorepacific Corp. Preference Shares	1,302	279,198
AMOREPACIFIC Group	343	49,878
BGF retail Co., Ltd.	704	130,489
Celltrion, Inc. (a) (b)	5,172	431,505
CJ CheilJedang Corp.	1,494	503,901
CJ Corp.	494	86,633
Coway Co., Ltd.	1,990	180,540
E-MART, Inc.	1,732	260,135
Hana Financial Group, Inc.	29,097	587,321
Hanmi Pharm Co., Ltd.	198	121,360
Hanmi Science Co., Ltd.	1,065	141,464
Hanssem Co., Ltd.	746	102,977
Hotel Shilla Co., Ltd.	625	36,843
Hyundai Department Store Co., Ltd.	2,893	323,998
Hyundai Development Co-Engineering & Construction	7,287	250,207
Hyundai Heavy Industries Co., Ltd. (a) (b)	3,365	308,206
Hyundai Mobis Co., Ltd.	4,048	885,615
Hyundai Motor Co. (a) (b)	8,922	1,049,556
Hyundai Steel Co.	4,105	163,402
KB Financial Group, Inc.	29,345	830,531
Kia Motors Corp.	17,728	664,887
Korea Aerospace Industries, Ltd.	2,822	179,338
Korea Electric Power Corp. ADR	29,623	768,124
Korea Zinc Co., Ltd.	1,754	773,566
KT Corp. ADR	24,188	344,921
KT&G Corp.	8,574	1,016,062
LG Chem, Ltd. Preference Shares	365	60,524
LG Electronics, Inc.	9,616	449,974
LG Household & Health Care, Ltd.	834	808,767
Lotte Chemical Corp.	1,696	416,693
NAVER Corp.	1,769	1,090,411
NCSoft Corp.	1,495	306,307
POSCO ADR	17,686	787,027
Samsung C&T Corp.	2,808	299,851
Samsung Electronics Co., Ltd. GDR	9,174	5,697,054
Samsung Fire & Marine Insurance Co., Ltd.	2,988	683,542
Samsung Heavy Industries Co., Ltd. (a) (b)	9,004	71,604
Samsung SDS Co., Ltd.	913	113,743
Samsung Securities Co., Ltd.	14,858	455,343
Shinhan Financial Group Co., Ltd.	26,056	859,598
SK Holdings Co., Ltd.	2,727	479,418
SK Hynix, Inc.	21,828	613,992
SK Innovation Co., Ltd.	3,874	472,542
SK Telecom Co., Ltd. ADR	12,004	251,124

		24,487,444

SPAIN — 2.1%
Abertis Infraestructuras SA (a)	57,009	836,010
ACS Actividades de Construccion y Servicios SA	26,076	706,702

Aena SA (d)	616	80,924
Amadeus IT Holding SA Class A	15,024	655,535
Banco Bilbao Vizcaya Argentaria SA	273,347	1,537,809
Banco de Sabadell SA (a)	146,671	192,111
Banco Popular Espanol SA	172,282	220,297
Banco Santander SA	625,065	2,381,151
Distribuidora Internacional de Alimentacion SA (a)	48,841	282,260
Ferrovial SA	61,497	1,191,161
Gas Natural SDG SA (a)	20,525	402,802
Iberdrola SA	288,326	1,949,761
Industria de Diseno Textil SA	58,572	1,946,259
Mapfre SA	140,346	305,286
Repsol SA	57,108	723,897
Telefonica SA	211,342	1,986,326

		15,398,291

SWEDEN — 1.9%
Assa Abloy AB Class B	76,759	1,559,152
Atlas Copco AB Class B	53,245	1,245,548
Hennes & Mauritz AB Class B	52,590	1,530,024
Husqvarna AB Class B	122,833	906,819
Nordea Bank AB	132,763	1,110,968
Sandvik AB (a)	66,297	655,325
Securitas AB Class B	39,976	610,065
Skandinaviska Enskilda Banken AB Class A	71,543	615,986
Skanska AB Class B	39,858	825,132
SKF AB Class B	32,634	516,508
Svenska Handelsbanken AB Class A	87,860	1,055,643
Swedbank AB Class A	43,583	903,789
Tele2 AB Class B	49,660	431,090
Telefonaktiebolaget LM Ericsson Class B	167,650	1,272,309
Telia Co. AB	96,713	453,390
Volvo AB Class B	68,806	674,035

		14,365,783

SWITZERLAND — 6.8%
ABB, Ltd. (b)	116,821	2,292,771
Actelion, Ltd. (b)	3,493	585,155
Adecco Group AG	9,913	497,482
Aryzta AG (a) (b)	4,066	149,585
Cie Financiere Richemont SA	25,049	1,459,178
Coca-Cola HBC AG (b)	7,903	159,527
Credit Suisse Group AG (b)	76,630	810,979
Geberit AG	2,701	1,020,291
Givaudan SA	704	1,413,492
Glencore PLC	509,376	1,040,807
Julius Baer Group, Ltd. (b)	7,655	304,958
Kuehne + Nagel International AG	5,748	803,611
LafargeHolcim, Ltd. (b)	16,282	677,553
Lonza Group AG (b)	2,119	350,629
Nestle SA	144,006	11,108,654
Novartis AG	108,744	8,946,655
Roche Holding AG	31,736	8,342,835
SGS SA	491	1,121,911
Sika AG	76	317,980
Sonova Holding AG	1,447	191,606
Swatch Group AG (a)	2,801	813,676
Swiss Re AG	16,726	1,455,069

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Syngenta AG	5,085	$1,952,678
UBS Group AG	165,103	2,130,307
Wolseley PLC	12,229	632,657
Zurich Insurance Group AG (b)	7,792	1,914,807

		50,494,853

TAIWAN — 2.7%
Advanced Semiconductor Engineering, Inc. ADR	135,797	757,747
Advantech Co., Ltd.	26,000	197,061
Asia Pacific Telecom Co., Ltd. (b)	48,000	15,921
Asustek Computer, Inc.	11,000	90,533
AU Optronics Corp. ADR	163,549	570,786
Catcher Technology Co., Ltd.	32,000	235,593
Cathay Financial Holding Co., Ltd.	153,000	166,000
Chicony Electronics Co., Ltd.	85,425	191,987
China Airlines, Ltd. (b)	482,000	144,784
China Development Financial Holding Corp.	300,000	72,259
China Life Insurance Co., Ltd.	173,400	133,844
Chunghwa Telecom Co., Ltd. ADR	43,815	1,590,485
Compal Electronics, Inc.	163,000	102,320
CTBC Financial Holding Co., Ltd.	318,184	166,199
Delta Electronics, Inc.	59,785	289,112
E.Sun Financial Holding Co., Ltd.	412,520	242,967
Eclat Textile Co., Ltd.	15,344	147,689
Eva Airways Corp. (b)	297,000	135,339
Feng TAY Enterprise Co., Ltd.	30,390	125,294
Formosa Plastics Corp.	184,000	443,758
Foxconn Technology Co., Ltd.	24,000	56,096
Fubon Financial Holding Co., Ltd.	208,000	242,760
Giant Manufacturing Co., Ltd.	17,000	105,397
Hermes Microvision, Inc.	2,000	81,528
Highwealth Construction Corp.	88,400	145,237
Hiwin Technologies Corp.	6,180	28,449
Hon Hai Precision Industry Co., Ltd. GDR	498,836	2,519,122
Hotai Motor Co., Ltd.	7,000	68,353
HTC Corp.	51,000	163,629
Innolux Corp.	164,000	54,906
Inotera Memories, Inc. (b)	1,000	778
Largan Precision Co., Ltd.	5,000	456,462
MediaTek, Inc.	61,000	461,391
Mega Financial Holding Co., Ltd.	25,948	19,546
Merida Industry Co., Ltd.	28,000	117,611
OBI Pharma, Inc. (b)	8,000	126,476
Pegatron Corp.	48,000	100,883
Phison Electronics Corp.	18,000	154,562
Pou Chen Corp.	69,000	92,081
Powertech Technology, Inc.	86,000	190,613
President Chain Store Corp.	35,000	272,327
Ruentex Development Co., Ltd.	35,158	40,816
Siliconware Precision Industries Co., Ltd. ADR (a)	67,197	514,729
Standard Foods Corp.	143,000	349,754
Taishin Financial Holding Co., Ltd.	487,000	187,197
Taiwan Business Bank (b)	1,116,048	282,999
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	222,289	5,830,640
Teco Electric and Machinery Co., Ltd.	242,000	203,298
Transcend Information, Inc.	69,000	208,760

Uni-President Enterprises Corp.	218,000	429,121
United Microelectronics Corp. ADR (a)	501,409	997,804
Zhen Ding Technology Holding, Ltd.	21,000	37,562

		20,360,565

THAILAND — 0.4%
Bangkok Bank PCL	123,276	568,319
BEC World PCL	51,100	33,155
Bumrungrad Hospital PCL	47,900	248,769
Central Pattana PCL	146,600	249,270
CP ALL PCL NVDR	221,800	317,173
Delta Electronics Thailand PCL	44,200	85,847
Indorama Ventures PCL	28,000	23,108
IRPC PCL	3,115,200	421,979
Kasikornbank PCL	39,900	195,867
Minor International PCL	131,300	149,459
PTT PCL	69,062	615,151
Siam Commercial Bank PCL NVDR	70,000	276,892
Thai Union Group PCL	147,400	92,282
TMB Bank PCL	746,900	45,911

		3,323,182

TURKEY — 0.4%
Akbank TAS	307,870	881,112
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	561,817	558,760
Turkiye Garanti Bankasi A/S	235,924	621,878
Turkiye Is Bankasi	407,880	646,787

		2,708,537

UNITED KINGDOM — 12.7%
3i Group PLC	144,618	1,058,456
Anglo American PLC	64,038	622,270
ARM Holdings PLC	44,720	676,131
AstraZeneca PLC	54,820	3,273,569
BAE Systems PLC	152,947	1,071,368
Barclays PLC	729,451	1,351,530
BP PLC	836,420	4,899,071
British American Tobacco PLC	82,040	5,311,370
British Land Co. PLC REIT	138,001	1,119,792
BT Group PLC	347,377	1,903,932
Burberry Group PLC	32,651	506,315
Capita PLC	30,754	395,497
Centrica PLC	371,250	1,119,127
CNH Industrial NV	41,216	296,712
Cobham PLC	72,296	152,023
Compass Group PLC	138,261	2,628,244
Diageo PLC	154,089	4,297,902
Fiat Chrysler Automobiles NV (a)	93,006	567,771
G4S PLC	72,338	176,867
GlaxoSmithKline PLC	211,278	4,531,693
Hammerson PLC	118,869	854,904
HSBC Holdings PLC	856,510	5,334,474
ICAP PLC	134,229	753,099
Imperial Brands PLC	56,151	3,042,665
InterContinental Hotels Group PLC	8,645	318,154
J Sainsbury PLC (a)	123,130	382,366
Land Securities Group PLC REIT	66,148	918,753
Lloyds Banking Group PLC	2,492,206	1,801,053
Marks & Spencer Group PLC	103,204	439,688
National Grid PLC	251,964	3,691,607

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Next PLC	10,447	$688,502
Old Mutual PLC.	361,746	968,615
Pearson PLC	55,495	717,376
Prudential PLC	84,551	1,420,759
Randgold Resources, Ltd.	3,450	387,866
Reckitt Benckiser Group PLC	40,869	4,092,063
RELX NV	75,111	1,302,569
RELX PLC	80,783	1,485,952
Rio Tinto PLC	55,091	1,689,431
Rio Tinto, Ltd.	19,304	654,006
Rolls-Royce Holdings PLC (b)	90,480	860,585
Royal Bank of Scotland Group PLC (b)	135,730	311,358
RSA Insurance Group PLC	57,386	383,184
SABMiller PLC	46,135	2,695,122
Sage Group PLC	111,567	962,717
Severn Trent PLC	36,500	1,188,114
Sky PLC.	79,413	900,231
Smith & Nephew PLC	76,924	1,302,882
Smiths Group PLC	18,436	284,160
SSE PLC	73,292	1,522,559
Standard Chartered PLC	125,953	950,640
Standard Life PLC	160,077	628,277
Tesco PLC (b)	449,861	1,051,804
Unilever NV	86,134	4,010,390
Unilever PLC	78,980	3,778,725
United Utilities Group PLC	54,067	748,065
Vodafone Group PLC	1,305,274	3,972,243
Whitbread PLC	7,900	368,780
WPP PLC	79,672	1,652,966

		94,476,344

UNITED STATES — 0.4%
Shire PLC	26,999	1,675,042
Thomson Reuters Corp. (a)	24,896	1,002,013
Valeant Pharmaceuticals International, Inc. (b)	14,326	287,358

		2,964,413

TOTAL COMMON STOCKS (Cost $877,774,598)		739,723,229

RIGHTS — 0.0% (f)
HONG KONG — 0.0% (f)
Noble Group, Ltd. (expiring 7/20/16) (b)	162,400	10,860

SPAIN — 0.0% (f)
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16) (b)	27,616	19,420
Repsol SA (expiring 7/8/16) (b)	74,117	24,126

		43,546

TOTAL RIGHTS (Cost $61,308)		54,406

SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47% (g) (h)		326,004
State Street Navigator Securities Lending Prime Portfolio (h) (i)		25,407,420

TOTAL SHORT-TERM INVESTMENTS (Cost $25,733,424)		25,733,424

TOTAL INVESTMENTS — 102.6% (Cost $903,569,330)		765,511,059
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(19,268,988)

NET ASSETS — 100.0%		$746,242,071

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The rate shown is the annualized seven-day yield at June 30, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$36,542,851	$—	$—		$36,542,851
Austria	1,360,951	—	—		1,360,951
Belgium	8,678,176	—	—		8,678,176
Brazil	11,883,295	—	—		11,883,295
Canada	49,510,070	—	—		49,510,070
Chile	2,642,343	—	—		2,642,343
China	43,108,453	18,149	—		43,126,602
Colombia	966,165	—	—		966,165
Denmark	10,310,849	—	—		10,310,849
Egypt	845,206	—	—		845,206
Finland	5,090,666	—	—		5,090,666
France	49,895,012	—	—		49,895,012
Germany	44,885,292	—	—		44,885,292
Greece	703,214	—	—		703,214
Hong Kong	17,950,090	—	0	(a)	17,950,090
Hungary	775,598	—	—		775,598
India	13,652,717	—	—		13,652,717
Indonesia	4,261,080	—	—		4,261,080
Ireland	4,493,626	—	—		4,493,626
Israel	3,922,632	—	—		3,922,632
Italy	9,295,192	—	—		9,295,192
Japan	120,835,463	—	—		120,835,463
Luxembourg	326,910	—	—		326,910
Macau	89,280	—	—		89,280
Malaysia	4,704,625	—	—		4,704,625
Mexico	7,473,298	—	—		7,473,298
Netherlands	22,219,082	—	—		22,219,082
New Zealand	847,483	—	—		847,483
Norway	3,297,083	—	—		3,297,083
Peru	863,555	—	—		863,555
Philippines	3,000,726	—	—		3,000,726
Poland	1,889,423	—	—		1,889,423
Portugal	525,034	—	—		525,034
Russia	5,659,786	—	—		5,659,786
Singapore	8,041,288	—	—		8,041,288
South Africa	10,579,154	—	—		10,579,154

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Korea	$24,487,444	$—	$—	$24,487,444
Spain	15,398,291	—	—	15,398,291
Sweden	14,365,783	—	—	14,365,783
Switzerland	50,494,853	—	—	50,494,853
Taiwan	20,360,565	—	—	20,360,565
Thailand	3,323,182	—	—	3,323,182
Turkey	2,708,537	—	—	2,708,537
United Kingdom	94,476,344	—	—	94,476,344
United States	2,964,413	—	—	2,964,413
Rights
Hong Kong	—	10,860	—	10,860
Spain	43,546	—	—	43,546
Short-Term Investments	25,733,424	—	—	25,733,424

TOTAL INVESTMENTS	$765,482,050	$29,009	$0	$765,511,059

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	756,698	$756,698	39,061,312	39,492,006	326,004	$326,004	$1,703	$—
State Street Navigator Securities Lending Prime Portfolio	38,237,835	38,237,835	179,610,920	192,441,335	25,407,420	25,407,420	370,657	—

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.5%
Alumina, Ltd. (a)	27,633	$26,645
Amcor, Ltd.	2,383	26,492
AMP, Ltd.	8,380	32,197
Australia & New Zealand Banking Group, Ltd.	1,876	33,692
BHP Billiton PLC	546	6,881
BHP Billiton, Ltd.	2,327	32,315
Boral, Ltd.	7,581	35,111
Brambles, Ltd.	5,591	51,580
Coca-Cola Amatil, Ltd.	2,734	16,754
Commonwealth Bank of Australia (a)	617	34,167
CSL, Ltd.	1,067	89,126
Fortescue Metals Group, Ltd. (a)	4,157	10,834
Iluka Resources, Ltd. (a)	1,107	5,350
Insurance Australia Group, Ltd.	12,777	51,850
LendLease Group (a)	6,594	61,865
Macquarie Group, Ltd.	1,118	57,357
National Australia Bank, Ltd.	2,498	47,300
Newcrest Mining, Ltd. (b)	1,312	22,469
Origin Energy, Ltd.	4,155	17,789
Orora, Ltd.	1,004	2,063
OZ Minerals, Ltd.	4,020	16,912
QBE Insurance Group, Ltd.	1,956	15,191
Santos, Ltd.	4,875	16,843
Scentre Group REIT	5,834	21,372
Shopping Centres Australasia Property Group	57,749	98,040
Sonic Healthcare, Ltd.	2,951	47,352
South32, Ltd. (b) (c)	2,147	2,554
South32, Ltd. (b) (c)	1,990	2,282
Suncorp Group, Ltd.	4,223	38,299
Sydney Airport	618	3,194
Transurban Group Stapled Security	4,124	36,818
Vicinity Centres REIT	21,693	53,627
Wesfarmers, Ltd.	2,554	76,258
Westfield Corp.	4,682	37,128
Westpac Banking Corp.	2,821	61,755
Woodside Petroleum, Ltd.	1,080	21,584
Woolworths, Ltd.	946	14,715

		1,225,761

AUSTRIA — 0.1%
OMV AG	1,123	31,458

BELGIUM — 0.5%
Anheuser-Busch InBev SA	653	85,313
Delhaize Group	589	61,856
Solvay SA (a)	378	35,014
UCB SA	988	73,760

		255,943

BRAZIL — 0.4%
Ambev SA ADR	6,325	37,381
Banco Bradesco SA Preference Shares ADR	4,787	37,386
Cia Energetica de Minas Gerais ADR	4,758	10,515
Cia Siderurgica Nacional SA ADR (a) (b)	4,175	10,229
Gerdau SA ADR (a)	3,772	6,865

Itau Unibanco Holding SA Preference Shares ADR	4,927	$46,511
Petroleo Brasileiro SA Preference Shares ADR (b)	6,297	36,586
Tim Participacoes SA ADR	1,436	15,150
Vale SA Preference Shares ADR	5,017	20,118

		220,741

CANADA — 3.1%
Agrium, Inc. (a)	279	25,111
Bank of Montreal (a)	613	38,681
Bank of Nova Scotia	774	37,732
Barrick Gold Corp.	1,196	25,399
Brookfield Asset Management, Inc. Class A (a)	1,781	58,612
Cameco Corp. (a)	1,593	17,406
Canadian Imperial Bank of Commerce	279	20,847
Canadian National Railway Co.	1,206	70,844
Canadian Natural Resources, Ltd.	1,206	37,015
Canadian Pacific Railway, Ltd.	255	32,659
Canadian Tire Corp., Ltd. Class A	295	31,971
Cenovus Energy, Inc. (a)	1,529	21,039
Eldorado Gold Corp.	1,642	7,346
Enbridge, Inc. (a)	1,364	57,482
Encana Corp. (a)	2,239	17,327
Enerplus Corp.	1,760	11,533
First Majestic Silver Corp. (b)	5,382	72,730
First Quantum Minerals, Ltd. (a)	853	5,957
Goldcorp, Inc.	1,172	22,308
IAMGOLD Corp. (a) (b)	1,768	7,283
IGM Financial, Inc. (a)	471	12,755
Imperial Oil, Ltd. (a)	877	27,606
Just Energy Group, Inc. (a)	10,710	64,654
Kinross Gold Corp. (b)	2,589	12,639
Loblaw Cos., Ltd. (a)	981	52,204
Manulife Financial Corp. (a)	3,140	42,723
National Bank of Canada (a)	1,656	56,348
Onex Corp.	1,043	63,446
Penn West Petroleum, Ltd.	1,160	1,608
Potash Corp. of Saskatchewan, Inc. (a)	892	14,424
PrairieSky Royalty, Ltd. (a)	24	453
Rogers Communications, Inc. Class B	1,658	66,769
Royal Bank of Canada (a)	1,452	85,351
Shaw Communications, Inc. Class B	1,107	21,139
Silver Wheaton Corp.	782	18,311
SNC-Lavalin Group, Inc.	694	28,995
Sun Life Financial, Inc.	1,712	55,946
Suncor Energy, Inc.	2,438	67,281
Teck Resources, Ltd. Class B (a)	869	11,382
TELUS Corp.	2,343	75,051
TMX Group, Ltd.	20	828
Toronto-Dominion Bank (a)	2,321	99,152
TransAlta Corp.	2,716	14,054
TransCanada Corp. (a)	488	21,967
Yamana Gold, Inc. (a)	2,390	12,367

		1,546,735

CHILE — 0.0% (i)
Empresa Nacional de Electricidad SA ADR	206	5,712
Endesa Americas SA ADR	180	2,477

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Enersis Americas SA ADR	524	$4,496
Enersis Chile SA ADR	458	2,670
Sociedad Quimica y Minera de Chile SA ADR	101	2,497

		17,852

CHINA — 2.7%
Agricultural Bank of China, Ltd. Class H	56,000	20,428
AirMedia Group, Inc. ADR (b)	7,100	24,353
Bank of China, Ltd. Class H	111,000	44,211
Bank of Communications Co., Ltd. Class H	40,000	25,213
Baozun, Inc. ADR (a) (b)	15,500	100,595
Biostime International Holdings, Ltd. (b)	20,500	68,440
China Construction Bank Corp. Class H	87,000	57,417
China Life Insurance Co., Ltd. Class H	15,000	32,135
China Merchants Bank Co., Ltd. Class H	19,174	42,856
China Mobile, Ltd.	7,500	85,702
China Overseas Land & Investment, Ltd.	16,000	50,529
China Petroleum & Chemical Corp. Class H	47,200	34,071
China Pioneer Pharma Holdings, Ltd.	240,000	51,973
China Shenhua Energy Co., Ltd. Class H	7,500	13,786
China Telecom Corp., Ltd. Class H	48,000	21,408
China Unicom Hong Kong, Ltd.	16,000	16,540
CITIC, Ltd.	16,000	23,264
CNOOC, Ltd.	24,000	29,760
COSCO Pacific, Ltd.	14,417	14,328
Hengan International Group Co., Ltd.	4,000	33,359
Huaneng Power International, Inc. Class H	32,000	19,717
Industrial & Commercial Bank of China, Ltd. Class H	88,000	48,662
PetroChina Co., Ltd. Class H	32,000	21,820
PICC Property & Casualty Co., Ltd. Class H	17,859	27,901
Ping An Insurance Group Co. of China, Ltd. Class H	8,000	35,216
Qinqin Foodstuffs Group Cayman Co., Ltd. (b)	800	1,134
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	138,000	87,162
Sheen Tai Holdings Grp Co., Ltd.	700,000	91,132
Tencent Holdings, Ltd.	8,000	181,594
Yanzhou Coal Mining Co., Ltd. Class H (a)	16,000	10,333

		1,315,039

COLOMBIA — 0.0% (i)
Bancolombia SA ADR	172	6,006

DENMARK — 0.7%
AP Moeller — Maersk A/S Class B	40	51,995
Danske Bank A/S	1,356	35,516
DSV A/S	2,034	85,104
Novo Nordisk A/S Class B	3,021	161,543

		334,158

FINLAND — 0.3%
Fortum Oyj	1,059	16,918
Metso Oyj (a)	629	14,695
Nokia Oyj	6,561	37,210
Sampo Oyj Class A	742	30,113
UPM-Kymmene Oyj	2,414	43,982

Valmet Oyj	119	1,580
Wartsila Oyj Abp	718	29,155

		173,653

FRANCE — 3.0%
Accor SA	1,288	49,638
Airbus Group SE	544	31,263
Alstom SA (b)	980	22,727
AXA SA	2,550	50,440
BNP Paribas SA	1,354	59,801
Bouygues SA	775	22,325
Cap Gemini SA	956	83,054
Carrefour SA	1,557	38,418
Credit Agricole SA	2,770	23,265
Danone SA	744	52,411
Engie SA	1,300	20,956
Essilor International SA	492	64,962
Groupe Fnac SA (b)	786	42,464
Hermes International	9	3,369
Kering	167	26,985
LVMH Moet Hennessy Louis Vuitton SE	263	39,736
Orange SA	3,715	60,484
Pernod Ricard SA (a)	356	39,589
Publicis Groupe SA	617	41,491
Renault SA	900	68,430
Sanofi	1,188	98,880
Schneider Electric SE	861	50,753
Societe Generale SA	1,083	33,941
Sodexo SA	758	81,482
Technip SA	427	23,157
TOTAL SA	1,979	95,374
Unibail-Rodamco SE (a)	287	74,498
Vallourec SA (a) (b)	842	3,006
Veolia Environnement SA	2,282	49,360
Vinci SA	1,099	77,761
Vivendi SA (a)	2,799	52,551

		1,482,571

GERMANY — 2.7%
adidas AG	653	93,184
Allianz SE	613	87,033
BASF SE	988	75,341
Bayer AG	1,164	116,383
Commerzbank AG	1,099	7,111
CompuGroup Medical SE	2,008	83,632
Daimler AG	1,364	81,101
Deutsche Bank AG (b)	1,689	23,127
Deutsche Boerse AG	471	38,480
Deutsche Lufthansa AG	2,822	33,013
Deutsche Post AG	2,343	65,529
Deutsche Telekom AG	3,868	65,661
E.ON SE	2,422	24,286
Fresenius Medical Care AG & Co. KGaA	263	22,799
Linde AG	167	23,256
MAN SE	223	22,765
Merck KGaA	829	83,855
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	356	59,424
OSRAM Licht AG	15	776
RWE AG (b)	813	12,816

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Salzgitter AG	861	$22,655
SAP SE	1,206	89,981
Siemens AG	959	97,814
ThyssenKrupp AG	1,513	30,272
Volkswagen AG	287	38,389
Volkswagen AG, Preference Shares	263	31,643

		1,330,326

HONG KONG — 1.5%
AIA Group, Ltd.	11,200	66,915
Bank of East Asia, Ltd. (a)	10,389	39,906
Cheung Kong Property Holdings, Ltd.	12,920	80,605
CK Hutchison Holdings, Ltd.	11,920	129,910
Global Brands Group Holding, Ltd. (b)	8,000	701
Hang Lung Properties, Ltd.	8,000	16,107
Henderson Land Development Co., Ltd.	9,915	55,659
Hong Kong Exchanges and Clearing, Ltd.	2,470	59,729
Li & Fung, Ltd. (a)	16,000	7,713
Link REIT	8,058	54,842
New World Development Co., Ltd.	25,817	26,123
Sands China, Ltd.	6,400	21,408
Shangri-La Asia, Ltd.	16,000	15,984
Sun Hung Kai Properties, Ltd.	8,253	98,988
Swire Pacific, Ltd. Class A	4,000	45,166

		719,756

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	183	10,591
Richter Gedeon Nyrt	1,489	29,607

		40,198

INDIA — 0.7%
Dr Reddy’s Laboratories, Ltd. ADR	1,698	86,989
ICICI Bank, Ltd. ADR	5,299	38,047
Infosys, Ltd. ADR	5,965	106,475
Mahindra & Mahindra, Ltd. GDR	422	8,946
Reliance Industries, Ltd. GDR (d)	1,316	37,572
Tata Motors, Ltd. ADR (a) (b)	1,584	54,917

		332,946

INDONESIA — 0.5%
Astra Agro Lestari Tbk PT (b)	14,666	16,317
Astra International Tbk PT	40,400	22,627
Bank Central Asia Tbk PT	36,400	36,710
Bank Mandiri Persero Tbk PT	36,400	26,241
Bank Rakyat Indonesia Persero Tbk PT	42,600	34,822
Gudang Garam Tbk PT	4,000	20,889
Telekomunikasi Indonesia Persero Tbk PT	267,700	80,639

		238,245

IRELAND — 0.3%
CRH PLC	1,302	37,608
Experian PLC	3,071	57,967
Prothena Corp. PLC (b)	1,205	42,127

		137,702

ISRAEL — 0.3%
Bank Hapoalim BM	5,532	27,867
Bank Leumi Le-Israel BM (b)	25,194	88,514
Teva Pharmaceutical Industries, Ltd. ADR	948	47,618

		163,999

ITALY — 0.6%
Assicurazioni Generali SpA	2,295	26,899
Banca Monte dei Paschi di Siena SpA (a) (b)	6,664	2,807
Enel SpA	10,109	44,698
Eni SpA	3,480	56,136
Intesa Sanpaolo SpA	18,239	34,487
Mediaset SpA	8,970	31,211
Saipem SpA (b)	10,468	4,169
Snam SpA	5,726	34,096
Telecom Italia SpA/Milano (b)	42,617	34,799
UniCredit SpA	6,378	13,959

		283,261

JAPAN — 7.8%
Aisin Seiki Co., Ltd.	800	32,245
Asahi Group Holdings, Ltd.	800	25,780
Asahi Kasei Corp.	8,000	55,210
Astellas Pharma, Inc.	4,000	62,384
Bridgestone Corp.	800	25,492
Canon, Inc. (a)	800	22,712
Credit Saison Co., Ltd.	1,600	26,716
Daiichi Sankyo Co., Ltd.	2,400	57,865
Daikin Industries, Ltd.	800	66,392
Daiwa Securities Group, Inc.	8,000	41,914
Denso Corp.	1,600	55,787
Eisai Co., Ltd.	800	44,355
FUJIFILM Holdings Corp.	1,600	61,511
Fujitsu, Ltd.	7,000	25,519
Hitachi, Ltd.	8,000	33,056
Hokuhoku Financial Group, Inc.	16,000	18,091
Honda Motor Co., Ltd.	1,600	40,121
Hoya Corp.	1,600	56,676
ITOCHU Corp.	2,400	28,997
Japan Tobacco, Inc. (a)	1,600	63,991
JFE Holdings, Inc. (a)	1,600	20,509
Joyo Bank, Ltd.	8,000	29,711
JSR Corp. (a)	1,600	20,992
JX Holdings, Inc.	4,000	15,545
Kajima Corp.	8,000	55,210
Kamigumi Co., Ltd.	8,000	73,457
Kansai Electric Power Co., Inc. (b)	1,600	15,462
KDDI Corp. (a)	4,800	145,652
Kobe Steel, Ltd. (a)	24,000	19,417
Komatsu, Ltd.	1,600	27,597
Konica Minolta, Inc.	4,000	28,853
Kyocera Corp.	1,600	75,516
Makita Corp.	800	52,715
Marubeni Corp.	8,000	35,832
Marui Group Co., Ltd. (a)	7,200	96,290
Mitsubishi Chemical Holdings Corp.	4,000	18,119
Mitsubishi Corp.	1,600	27,886
Mitsubishi Electric Corp.	8,000	94,200
Mitsubishi Heavy Industries, Ltd.	8,000	31,769
Mitsubishi UFJ Financial Group, Inc.	14,300	63,548
Mitsui & Co., Ltd.	1,600	18,926
Mizuho Financial Group, Inc.	29,500	42,644
MS&AD Insurance Group Holdings, Inc.	1,600	40,885
Murata Manufacturing Co., Ltd.	800	88,742
NEC Corp.	2,000	4,620

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Nippon Steel & Sumitomo Metal Corp. (a)	2,300	$43,897
Nippon Yusen KK	16,000	27,917
Nissan Motor Co., Ltd. (a)	3,200	28,631
Nitto Denko Corp.	800	50,188
Nomura Holdings, Inc.	7,900	28,122
NTT Data Corp.	800	37,665
Obayashi Corp.	8,000	84,609
ORIX Corp.	3,200	40,799
Osaka Gas Co., Ltd.	8,000	30,599
Panasonic Corp.	4,800	41,220
Resona Holdings, Inc.	4,800	17,405
Rohm Co., Ltd. (a)	800	31,231
Secom Co., Ltd.	800	58,899
Seven & i Holdings Co., Ltd.	800	33,383
Shin-Etsu Chemical Co., Ltd.	800	46,492
SoftBank Group Corp.	1,600	90,286
Sompo Japan Nipponkoa Holdings, Inc.	1,600	42,086
Sony Corp.	2,400	69,902
Sumitomo Chemical Co., Ltd.	8,000	32,596
Sumitomo Corp.	1,600	15,978
Sumitomo Electric Industries, Ltd.	2,400	31,360
Sumitomo Mitsui Financial Group, Inc.	1,600	45,634
Sumitomo Mitsui Trust Holdings, Inc.	8,000	25,718
T&D Holdings, Inc.	3,200	26,791
Takeda Pharmaceutical Co., Ltd. (a)	800	34,498
TDK Corp.	800	44,215
Teijin, Ltd.	8,000	26,279
Terumo Corp.	1,600	67,765
Tokio Marine Holdings, Inc.	1,600	52,512
Tokyo Electron, Ltd.	800	66,868
Tokyu Corp.	8,000	69,948
Toppan Printing Co., Ltd.	8,000	68,467
Toshiba Corp. (a) (b)	8,000	21,554
Toyota Motor Corp.	3,200	157,583
Toyota Tsusho Corp.	2,400	51,140
West Japan Railway Co.	800	50,430
Yamada Denki Co., Ltd. (a)	3,200	16,844
Yamaha Corp. (a)	4,800	128,059

		3,826,481

LUXEMBOURG — 0.0% (i)
ArcelorMittal (b)	2,736	12,435

MEXICO — 0.4%
America Movil SAB de CV Series L	61,882	37,634
Cemex SAB de CV (b)	30,489	18,674
Fomento Economico Mexicano SAB de CV	6,361	58,331
Grupo Financiero Banorte SAB de CV Series O	6,123	34,025
Grupo Mexico SAB de CV Series B	10,183	23,783
Grupo Televisa SAB Series CPO	5,409	27,978
Industrias Penoles SAB de CV	412	9,726

		210,151

NETHERLANDS — 1.5%
Akzo Nobel NV	630	39,453
ASML Holding NV	584	57,347
Heineken NV	431	39,632
ING Groep NV	5,587	56,973
Koninklijke Ahold NV	2,639	58,343
Koninklijke DSM NV	747	43,146

Koninklijke KPN NV (a)	7,356	26,600
Koninklijke Philips NV	2,258	56,179
Royal Dutch Shell PLC Class A	715	19,570
Royal Dutch Shell PLC Class B	7,902	217,817
Wolters Kluwer NV.	3,502	142,238

		757,298

NORWAY — 0.3%
DNB ASA	2,997	35,582
Norsk Hydro ASA	9,216	33,393
Telenor ASA	2,454	40,353
Yara International ASA	512	16,141

		125,469

PERU — 0.0% (i)
Cia de Minas Buenaventura SAA ADR (b)	212	2,533

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	597	26,608

RUSSIA — 0.4%
Gazprom PJSC ADR (c)	536	2,321
Gazprom PJSC ADR (c)	5,834	25,144
Lukoil PJSC ADR	790	32,967
MMC Norilsk Nickel PJSC ADR	964	12,889
Mobile TeleSystems PJSC ADR	1,505	12,461
RusHydro PJSC ADR (c)	989	910
RusHydro PJSC ADR (c)	579	527
Sberbank of Russia PJSC ADR (c)	283	2,471
Sberbank of Russia PJSC ADR (c)	3,077	26,801
Surgutneftegas OJSC ADR ADR	6,949	41,902
Tatneft PJSC ADR (a) (c)	64	1,993
Tatneft PJSC ADR (c)	729	22,402

		182,788

SINGAPORE — 0.6%
Broadcom, Ltd.	617	95,882
CapitaLand, Ltd.	24,000	54,744
Singapore Exchange, Ltd.	16,000	90,586
Singapore Press Holdings, Ltd. (a)	16,000	46,957
Singapore Telecommunications, Ltd.	8,000	24,549

		312,718

SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd. (b)	702	12,827
Discovery, Ltd. (a)	10,475	87,620
FirstRand, Ltd.	8,825	27,020
Gold Fields, Ltd.	1,698	8,263
Harmony Gold Mining Co., Ltd. (b)	1,610	5,768
Impala Platinum Holdings, Ltd. (b)	1,091	3,516
Lonmin PLC (b)	13	33
MTN Group, Ltd.	3,258	31,795
Naspers, Ltd. Class N	520	79,535
Sanlam, Ltd.	8,170	33,673
Sasol, Ltd.	629	17,058
Sibanye Gold, Ltd.	716	2,451
Standard Bank Group, Ltd.	2,111	18,422

		327,981

SOUTH KOREA — 1.8%
Able C&C Co., Ltd.	2,150	65,516
Actoz Soft Co., Ltd. (b)	427	7,284

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Coreana Cosmetics Co., Ltd.	2,519	$17,627
DIO Corp. (b)	1,100	45,457
E-MART, Inc.	27	4,055
Hana Financial Group, Inc.	376	7,590
Hyundai Heavy Industries Co., Ltd. (b)	40	3,664
Hyundai Mobis Co., Ltd.	95	20,784
Hyundai Motor Co. (b)	211	24,821
Hyundai Steel Co.	163	6,488
JoyCity Corp. (b)	1,068	26,240
JW Holdings Corp.	2,748	30,060
JW Pharmaceutical Corp.	573	30,992
KB Financial Group, Inc.	513	14,519
KH Vatec Co., Ltd.	1,194	12,491
Kia Motors Corp.	300	11,251
Korea Electric Power Corp. ADR	658	17,062
KT&G Corp.	192	22,753
LG Chem, Ltd. Preference Shares	290	48,088
LG Electronics, Inc.	129	6,036
LG Household & Health Care, Ltd.	29	28,123
Lotte Chemical Corp.	17	4,177
NAVER Corp.	53	32,669
NHN Entertainment Corp. (b)	33	1,848
POSCO ADR	902	40,139
Samsung C&T Corp.	111	11,853
Samsung Electronics Co., Ltd. GDR	306	190,026
Samsung Engineering Co., Ltd. (b)	355	3,159
Samsung Fire & Marine Insurance Co., Ltd.	63	14,412
Samsung Heavy Industries Co., Ltd. (b)	427	3,396
Samsung Pharmaceutical Co., Ltd. (b)	2,290	13,579
Samsung Securities Co., Ltd.	309	9,470
SeAH Steel Corp.	1,215	71,728
Shinhan Financial Group Co., Ltd.	513	16,924
SK Holdings Co., Ltd.	68	11,955
SK Hynix, Inc.	794	22,334
SK Innovation Co., Ltd.	68	8,295

		906,865

SPAIN — 0.8%
Acciona SA (a)	1,052	76,235
Acerinox SA (a)	2,309	25,475
ACS Actividades de Construccion y Servicios SA	1,749	47,401
Amadeus IT Holding SA Class A	802	34,993
Banco Bilbao Vizcaya Argentaria SA (a)	6,951	39,105
Banco Santander SA	4	15
Iberdrola SA	5,955	40,270
Industria de Diseno Textil SA	1,600	53,166
Repsol SA	1,112	14,096
Telefonica SA	5,568	52,331

		383,087

SWEDEN — 1.0%
Assa Abloy AB Class B	2,723	55,311
Atlas Copco AB Class B	2,534	59,277
Nordea Bank AB	4,399	36,811
Sandvik AB (a)	2,359	23,318
Securitas AB Class B	3,667	55,961
Skandinaviska Enskilda Banken AB Class A	5,548	47,768
Skanska AB Class B	2,406	49,809

SKF AB Class B	1,712	27,096
Svenska Handelsbanken AB Class A	2,250	27,034
Tele2 AB Class B	1,513	13,134
Telefonaktiebolaget LM Ericsson Class B	4,491	34,083
Telia Co. AB	3,868	18,133
Volvo AB Class A	3,701	36,212

		483,947

SWITZERLAND — 3.1%
ABB, Ltd. (b)	3,343	65,611
Adecco Group AG	645	32,369
Cie Financiere Richemont SA	908	52,894
Credit Suisse Group AG (b)	2,271	24,034
Geberit AG	263	99,347
Givaudan SA	32	64,250
Glencore PLC	4,392	8,974
Kuehne + Nagel International AG	310	43,340
LafargeHolcim, Ltd. (b)	618	25,717
Nestle SA	3,205	247,234
Novartis AG	2,182	179,519
Roche Holding AG	813	213,723
Santhera Pharmaceutical Holding AG (a) (b)	402	31,733
SGS SA	32	73,118
Swatch Group AG	96	27,888
Swiss Re AG	782	68,030
Syngenta AG	70	26,881
TE Connectivity, Ltd. (a)	1,650	94,231
UBS Group AG	4,542	58,605
Wolseley PLC	702	36,317
Zurich Insurance Group AG (b)	159	39,073

		1,512,888

TAIWAN — 1.3%
Advanced Semiconductor Engineering, Inc. ADR	9,545	53,261
AU Optronics Corp. ADR	16,233	56,653
Chunghwa Telecom Co., Ltd. ADR	2,174	78,917
Hon Hai Precision Industry Co., Ltd. GDR	15,584	78,699
Siliconware Precision Industries Co., Ltd. ADR (a)	11,265	86,290
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,066	237,801
United Microelectronics Corp. ADR (a)	37,397	74,420

		666,041

THAILAND — 0.1%
Bangkok Bank PCL	8,800	40,569
PTT PCL	1,600	14,252

		54,821

TURKEY — 0.2%
Akbank TAS	6,043	17,295
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S .	33,088	32,908
Turkiye Garanti Bankasi A/S	6,989	18,422
Turkiye Is Bankasi	16,041	25,437

		94,062

UNITED KINGDOM — 6.2%
3i Group PLC	14,656	107,267
Anglo American PLC	1,843	17,909

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

AstraZeneca PLC	1,460	$87,184
BAE Systems PLC	7,367	51,605
Barclays PLC	19,774	36,637
BP PLC	15,832	92,731
British American Tobacco PLC	420	27,191
British Land Co. PLC REIT	5,282	42,860
BT Group PLC	17,190	94,216
Burberry Group PLC	1,308	20,283
Capita PLC	4,440	57,098
CNH Industrial NV	1,139	8,200
Cobham PLC	32,828	69,030
Compass Group PLC	3,730	70,905
CYBG PLC (a) (b)	623	1,934
Diageo PLC	2,247	62,674
G4S PLC	5,151	12,594
GlaxoSmithKline PLC	5,167	110,827
Hammerson PLC	8,500	61,132
HSBC Holdings PLC	19,738	122,931
Imperial Brands PLC	829	44,921
Indivior PLC	631	2,118
InterContinental Hotels Group PLC	1,735	63,852
J Sainsbury PLC (a)	6,091	18,915
Land Securities Group PLC REIT	3,644	50,613
Liberty Global PLC Class A (b)	829	24,091
Liberty Global PLC Series C (a) (b)	1,476	42,287
Liberty Global PLC LiLAC Class A (a) (b)	137	4,434
Liberty Global PLC LiLAC Class C (a) (b)	256	8,323
Lloyds Banking Group PLC	71,588	51,735
Marks & Spencer Group PLC	8,409	35,826
National Grid PLC	1,640	24,028
Next PLC	597	39,345
Old Mutual PLC.	12,397	33,194
Pearson PLC	988	12,772
Pentair PLC	95	5,538
Prudential PLC	4,012	67,416
Randgold Resources, Ltd.	243	27,319
Reckitt Benckiser Group PLC	661	66,183
RELX NV	4,344	75,333
RELX PLC	2,573	47,329
Rio Tinto PLC	1,775	54,432
Rio Tinto, Ltd.	838	28,391
Rolls-Royce Holdings PLC (b)	2,613	24,853
RSA Insurance Group PLC	5,834	38,955
SABMiller PLC	1,083	63,267
Sage Group PLC	14,054	121,273
Severn Trent PLC	2,066	67,250
Sky PLC	1,658	18,795
Smith & Nephew PLC	3,747	63,464
Smiths Group PLC	2,885	44,467
SSE PLC	1,411	29,312
Standard Chartered PLC	4,038	30,477
Standard Life PLC	13,891	54,520
Tesco PLC (b)	9,768	22,838
Tullow Oil PLC (a) (b)	1,468	5,145
Unilever NV	1,648	76,731
Unilever PLC	1,265	60,523
United Utilities Group PLC	3,675	50,847
Vodafone Group PLC	30,139	91,720
Whitbread PLC	2,700	126,039
WPP PLC	2,845	59,026

		3,033,105

UNITED STATES — 53.2%
3M Co. (a)	829	145,174
Abbott Laboratories	1,650	64,862
AbbVie, Inc. (a)	813	50,333
Accenture PLC Class A	829	93,917
Adobe Systems, Inc. (a) (b)	2,076	198,860
Aetna, Inc.	1,249	152,540
Aflac, Inc.	1,650	119,064
Agilent Technologies, Inc. (a)	1,650	73,194
Alexion Pharmaceuticals, Inc. (b)	628	73,325
Allegion PLC (a)	270	18,746
Allergan PLC (b)	307	70,945
Allstate Corp.	1,650	115,417
Alphabet, Inc. Class A (b)	404	284,226
Alphabet, Inc. Class C (b)	404	279,608
Altria Group, Inc. (a)	1,650	113,784
Amazon.com, Inc. (b)	534	382,141
American Capital Agency Corp.	829	16,431
American Electric Power Co., Inc.	1,650	115,648
American Express Co. (a)	1,650	100,254
American Tower Corp. REIT (a)	829	94,183
Amgen, Inc.	1,412	214,836
Anadarko Petroleum Corp.	829	44,144
Annaly Capital Management, Inc. (a)	1,650	18,266
Anthem, Inc. (a)	829	108,881
Apache Corp.	829	46,150
Apple, Inc.	5,797	554,193
Applied Materials, Inc.	5,781	138,571
Archer-Daniels-Midland Co.	2,478	106,281
AT&T, Inc. (a)	7,348	317,507
Automatic Data Processing, Inc.	829	76,160
Baker Hughes, Inc.	1,252	56,503
Bank of America Corp.	14,059	186,563
Bank of New York Mellon Corp.	2,478	96,270
Baxter International, Inc. (a)	1,616	73,076
Becton Dickinson and Co.	829	140,590
Bed Bath & Beyond, Inc. (a)	829	35,829
Berkshire Hathaway, Inc. Class B (a) (b)	829	120,031
Biogen, Inc. (b)	507	122,603
Boeing Co.	829	107,662
Bristol-Myers Squibb Co.	2,478	182,257
C.H. Robinson Worldwide, Inc.	829	61,553
California Resources Corp. (a)	69	842
Capital One Financial Corp.	829	52,650
Carnival Corp. (a)	829	36,642
Caterpillar, Inc. (a)	829	62,846
CBS Corp. Class B (a)	1,642	89,390
CDK Global, Inc.	273	15,149
Celgene Corp. (b)	1,656	163,331
CenturyLink, Inc. (a)	1,650	47,867
Charles Schwab Corp. (a)	4,133	104,606
Charter Communications, Inc. Class A (b)	353	80,710
Chemours Co.	282	2,324
Chesapeake Energy Corp. (a) (b)	2,478	10,606
Chevron Corp.	2,076	217,627
Chubb, Ltd. (a)	1,327	173,452
Church & Dwight Co., Inc. (a)	1,249	128,510
Cisco Systems, Inc.	8,258	236,922
Citigroup, Inc.	4,133	175,198

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Citrix Systems, Inc. (b)	829	$66,395
Clorox Co. (a)	829	114,725
Coach, Inc. (a)	829	33,773
Coca-Cola Co.	3,311	150,088
Cognizant Technology Solutions Corp. Class A (b)	1,656	94,789
Colgate-Palmolive Co.	1,650	120,780
Comcast Corp. Class A	2,132	138,985
ConAgra Foods, Inc.	1,650	78,887
ConocoPhillips	1,650	71,940
Corning, Inc.	3,311	67,809
Costco Wholesale Corp.	829	130,186
CST Brands, Inc. (a)	88	3,791
CSX Corp.	3,311	86,351
Cummins, Inc. (a)	829	93,213
CVS Health Corp.	1,650	157,971
Danaher Corp.	1,650	166,650
Deere & Co. (a)	829	67,182
Devon Energy Corp.	829	30,051
Discover Financial Services	1,650	88,424
Dollar Tree, Inc. (a) (b)	1,115	105,078
Dow Chemical Co.	2,478	123,181
Duke Energy Corp.	900	77,211
E.I. du Pont de Nemours & Co. (a)	1,650	106,920
Eaton Corp. PLC	1,650	98,555
eBay, Inc. (b)	2,478	58,010
Ecolab, Inc.	829	98,319
Edison International	1,650	128,155
Eli Lilly & Co	1,650	129,937
EMC Corp.	3,311	89,960
Emerson Electric Co. (a)	1,650	86,064
EOG Resources, Inc. (a)	1,656	138,144
Equity Residential REIT (a)	829	57,102
Estee Lauder Cos., Inc. Class A (a)	829	75,456
Exelon Corp.	1,650	59,994
Express Scripts Holding Co. (b)	1,155	87,549
Exxon Mobil Corp. (a)	4,424	414,706
Facebook, Inc. Class A (b)	799	91,310
Fastenal Co. (a)	829	36,799
FedEx Corp.	829	125,826
FirstEnergy Corp.	1,650	57,602
FMC Technologies, Inc. (b)	1,650	44,006
Ford Motor Co. (a)	6,609	83,075
Franklin Resources, Inc.	2,478	82,691
Freeport-McMoRan, Inc. (a)	1,650	18,381
General Dynamics Corp.	829	115,430
General Electric Co.	11,519	362,618
General Mills, Inc.	829	59,124
General Motors Co. (a)	1,650	46,695
Gilead Sciences, Inc.	2,190	182,690
Goldman Sachs Group, Inc.	829	123,173
Halliburton Co.	1,650	74,729
Halyard Health, Inc. (b)	103	3,350
HCP, Inc. REIT	2,478	87,672
Hershey Co. (a)	829	94,083
Hess Corp.	829	49,823
Hewlett Packard Enterprise Co.	3,311	60,492
Home Depot, Inc.	1,650	210,688
Honeywell International, Inc. (a)	1,650	191,928

HP, Inc.	3,311	41,553
Illinois Tool Works, Inc.	1,249	130,096
Ingersoll-Rand PLC	1,650	105,072
Intel Corp.	6,609	216,775
International Business Machines Corp. (a)	1,332	202,171
Intuit, Inc.	829	92,525
Iron Mountain, Inc. REIT (a)	83	3,306
J.M. Smucker Co.	829	126,348
Johnson & Johnson	2,478	300,581
Johnson Controls, Inc. (a)	1,650	73,029
JPMorgan Chase & Co.	4,960	308,214
Juniper Networks, Inc. (a)	1,650	37,109
Kellogg Co.	829	67,688
Keysight Technologies, Inc. (b)	827	24,057
Kimberly-Clark Corp.	829	113,971
Kinder Morgan, Inc.	2,385	44,647
Kohl’s Corp. (a)	829	31,436
Kraft Heinz Co.	135	11,945
L Brands, Inc. (a)	1,249	83,845
Las Vegas Sands Corp. (a)	829	36,053
Liberty Interactive Corp. QVC Group Class A (a) (b)	1,650	41,861
Liberty TripAdvisor Holdings, Inc. Class A Class A (b)	112	2,451
Liberty Ventures Series A (b)	348	12,900
Lockheed Martin Corp. (a)	695	172,478
Lowe’s Cos., Inc.	2,478	196,183
LyondellBasell Industries NV Class A (a)	829	61,694
Macy’s, Inc.	1,650	55,457
Mallinckrodt PLC (b)	103	6,260
Marathon Oil Corp.	2,478	37,195
Marathon Petroleum Corp.	1,657	62,900
Marsh & McLennan Cos., Inc. (a)	1,650	112,959
Mattel, Inc.	3,311	103,601
McCormick & Co., Inc. (a)	1,776	189,446
McDonald’s Corp.	829	99,762
McKesson Corp.	628	117,216
Mead Johnson Nutrition Co. (a)	829	75,232
Medtronic PLC (a)	3,425	297,187
Merck & Co., Inc. (a)	3,311	190,747
MetLife, Inc.	2,478	98,699
Microsoft Corp.	9,090	465,135
Mondelez International, Inc. Class A	829	37,728
Monsanto Co.	829	85,727
Morgan Stanley	2,478	64,378
Mosaic Co. (a)	829	21,703
National Oilwell Varco, Inc. (a)	829	27,896
NetApp, Inc. (a)	829	20,385
Newmont Mining Corp. (a)	829	32,430
News Corp. Class A (a)	504	5,720
NextEra Energy, Inc.	829	108,102
NIKE, Inc. Class B (a)	2,766	152,683
Noble Corp. PLC (a)	1,650	13,596
Noble Energy, Inc.	1,650	59,186
Norfolk Southern Corp.	829	70,573
Northrop Grumman Corp. (a)	971	215,834
NOW, Inc. (a) (b)	206	3,737
O’Reilly Automotive, Inc. (a) (b)	695	188,414
Occidental Petroleum Corp. (a)	1,650	124,674

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Oracle Corp.	5,781	$236,616
Outfront Media, Inc. (a)	3	73
Parker-Hannifin Corp. (a)	829	89,573
PayPal Holdings, Inc. (b)	2,478	90,472
PepsiCo, Inc.	1,650	174,801
Perrigo Co. PLC (a)	13	1,179
Pfizer, Inc.	8,162	287,384
PG&E Corp.	829	52,990
Philip Morris International, Inc. (a)	1,650	167,838
Phillips 66 (a)	404	32,053
Pioneer Natural Resources Co	829	125,353
PNC Financial Services Group, Inc. (a)	829	67,472
PPL Corp.	2,478	93,545
Praxair, Inc. (a)	829	93,171
Procter & Gamble Co.	1,650	139,705
Prologis, Inc. REIT (a)	2,478	121,521
Prudential Financial, Inc.	1,650	117,711
Public Service Enterprise Group, Inc. (a)	1,650	76,907
Public Storage REIT (a)	695	177,635
QUALCOMM, Inc.	2,478	132,746
Range Resources Corp.	829	35,763
Raytheon Co. (a)	829	112,703
Retail Opportunity Investments Corp	6,798	147,313
Ross Stores, Inc.	1,657	93,935
salesforce.com, Inc. (a)(b)	1,706	135,473
Schlumberger, Ltd.	2,430	192,164
Seagate Technology PLC (a)	829	20,194
Shire PLC	657	40,761
Simon Property Group, Inc. REIT	829	179,810
Southern Co. (a)	829	44,459
Southwestern Energy Co. (b)	829	10,429
Spectra Energy Corp. (a)	1,650	60,440
St. Jude Medical, Inc.	1,650	128,700
Starbucks Corp.	3,302	188,610
State Street Corp. (a)(e)	829	44,700
Synchrony Financial (a)(b)	924	23,359
Sysco Corp.	1,650	83,721
Talen Energy Corp. (b)	220	2,981
Target Corp. (a)	829	57,881
Texas Instruments, Inc. (a)	2,478	155,247
Thermo Fisher Scientific, Inc	1,383	204,352
Time Warner, Inc.	1,332	97,955
Time, Inc. (a)	206	3,391
TJX Cos., Inc.	1,650	127,429
Transocean, Ltd. (b)	589	6,765
Travelers Cos., Inc. (a)	829	98,684
Twenty-First Century Fox, Inc. Class A	4,133	111,798
Tyco International PLC (a)	829	35,315
Tyson Foods, Inc. Class A (a)	2,641	176,392
Union Pacific Corp. (a)	1,656	144,486
United Financial Bancorp, Inc. (a)	10,551	136,952
United Parcel Service, Inc. Class B (a)	829	89,300
United Technologies Corp.	829	85,014
UnitedHealth Group, Inc.	1,650	232,980
US Bancorp	2,478	99,938
Valero Energy Corp. (a)	1,650	84,150
Vector Group, Ltd. (a)	7,018	157,344
Verizon Communications, Inc. (a)	2,799	156,296
Viacom, Inc. Class B	829	34,379

Visa, Inc. Class A (a)	3,318	246,096
Wal-Mart Stores, Inc.	1,650	120,483
Walgreens Boots Alliance, Inc. (a)	1,650	137,395
Walt Disney Co.	2,478	242,398
Waste Management, Inc.	1,650	109,345
Weatherford International PLC (a)(b)	4,133	22,938
Wells Fargo & Co.	6,609	312,804
Western Digital Corp. (a)	1,026	48,489
Whole Foods Market, Inc. (a)	1,650	52,833
Williams Cos., Inc.	2,478	53,599
WP Glimcher, Inc. (a)	411	4,599
Yahoo!, Inc. (b)	2,478	93,074
Yum! Brands, Inc.	829	68,741
Zoetis, Inc. (a)	95	4,509

		26,187,927

TOTAL COMMON STOCKS (Cost $51,650,278)		48,963,555

RIGHTS — 0.0% (i)
SPAIN — 0.0% (i)
Acerinox SA (expiring 7/13/16) (a) (b)	2,309	1,164
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16) (b)	1,749	1,230
Repsol SA (expiring 7/8/16) (b)	1,112	362

		2,756

TOTAL RIGHTS (Cost $2,885)		2,756

SHORT-TERM INVESTMENTS — 15.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (f) (g)		39,720

State Street Navigator Securities Lending Prime Portfolio (g)(h)		7,369,301

TOTAL SHORT-TERM INVESTMENTS (Cost $7,409,021)		7,409,021

TOTAL INVESTMENTS — 114.6% (Cost $59,062,184)		56,375,332
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.6)%		(7,164,260)

NET ASSETS — 100.0%		$49,211,072

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of June 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these tranactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
(i)	Amount is less than 0.05% of net assets.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,225,761	$—	$—	$1,225,761
Austria	31,458	—	—	31,458
Belgium	255,943	—	—	255,943
Brazil	220,741	—	—	220,741
Canada	1,546,735	—	—	1,546,735
Chile	17,852	—	—	17,852
China	1,313,905	1,134	—	1,315,039
Colombia	6,006	—	—	6,006
Denmark	334,158	—	—	334,158
Finland	173,653	—	—	173,653
France	1,482,571	—	—	1,482,571
Germany	1,330,326	—	—	1,330,326
Hong Kong	719,756	—	—	719,756
Hungary	40,198	—	—	40,198
India	332,946	—	—	332,946
Indonesia	238,245	—	—	238,245
Ireland	137,702	—	—	137,702
Israel	163,999	—	—	163,999
Italy	283,261	—	—	283,261
Japan	3,826,481	—	—	3,826,481
Luxembourg	12,435	—	—	12,435
Mexico	210,151	—	—	210,151
Netherlands	757,298	—	—	757,298
Norway	125,469	—	—	125,469
Peru	2,533	—	—	2,533
Philippines	26,608	—	—	26,608
Russia	182,788	—	—	182,788
Singapore	312,718	—	—	312,718
South Africa	327,981	—	—	327,981

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Korea	$906,865	$—	$—	$906,865
Spain	383,087	—	—	383,087
Sweden	483,947	—	—	483,947
Switzerland	1,512,888	—	—	1,512,888
Taiwan	666,041	—	—	666,041
Thailand	54,821	—	—	54,821
Turkey	94,062	—	—	94,062
United Kingdom	3,033,105	—	—	3,033,105
United States	26,187,927	—	—	26,187,927
Rights
Spain	2,756	—	—	2,756
Short-Term Investments	7,409,021	—	—	7,409,021

TOTAL INVESTMENTS	$56,374,198	$1,134	$—	$56,375,332

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	139,125	$139,125	1,688,658	1,788,063	39,720	$39,720	$325	$—
State Street Navigator Securities Lending Prime Portfolio	6,738,898	6,738,898	44,579,034	43,948,631	7,369,301	7,369,301	15,325	—

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.2%
Amcor, Ltd.	4,411	$49,036
AMP, Ltd.	6,797	26,115
APA Group	13,111	90,205
Aurizon Holdings, Ltd.	1,589	5,703
Australia & New Zealand Banking Group, Ltd.	7,947	142,726
Brambles, Ltd.	4,649	42,890
Caltex Australia, Ltd.	3,481	82,683
Coca-Cola Amatil, Ltd.	2,083	12,765
Commonwealth Bank of Australia	4,391	243,156
Computershare, Ltd.	949	6,480
Crown Resorts, Ltd.	778	7,305
CSL, Ltd.	1,009	84,281
Dexus Property Group REIT	2,731	18,342
Fortescue Metals Group, Ltd.	13,952	36,360
Goodman Group REIT	3,714	19,662
GPT Group REIT	4,494	18,103
Harvey Norman Holdings, Ltd.	1,985	6,814
Insurance Australia Group, Ltd.	6,243	25,334
LendLease Group	1,782	16,719
Macquarie Group, Ltd.	923	47,353
Medibank Pvt, Ltd.	7,817	17,171
Mirvac Group REIT	10,643	16,008
National Australia Bank, Ltd.	7,305	138,321
Newcrest Mining, Ltd. (a)	1,936	33,155
Oil Search, Ltd.	9,481	47,087
QBE Insurance Group, Ltd.	3,826	29,713
Ramsay Health Care, Ltd.	143	7,641
Scentre Group REIT	15,694	57,494
SEEK, Ltd.	1,001	11,337
Sonic Healthcare, Ltd.	795	12,757
Stockland REIT	7,864	27,580
Suncorp Group, Ltd.	3,146	28,532
Sydney Airport	7,360	38,033
Tabcorp Holdings, Ltd.	901	3,066
Tatts Group, Ltd.	5,634	16,025
Telstra Corp., Ltd.	12,063	49,940
Transurban Group Stapled Security	10,618	94,795
Treasury Wine Estates, Ltd.	2,725	18,728
Wesfarmers, Ltd.	2,749	82,081
Westfield Corp.	4,244	33,655
Westpac Banking Corp.	8,956	196,058
Woolworths, Ltd.	2,298	35,745

		1,976,954

AUSTRIA — 0.0%(b)
Andritz AG	130	6,134
Erste Group Bank AG (a)	480	10,830
Raiffeisen Bank International AG (a)	780	9,770

		26,734

BELGIUM — 0.5%
Ageas	1,101	37,899
Anheuser-Busch InBev SA	2,211	288,862
Colruyt SA	208	11,456
KBC Group NV (a)	562	27,422
Proximus SADP	338	10,692
UCB SA	260	19,411

Umicore SA	457	23,491

		419,233

BERMUDA — 0.0%(b)
Marvell Technology Group, Ltd.	2,566	24,454

BRAZIL — 0.8%
AES Tiete Energia SA	9,404	43,413
Ambev SA	11,681	69,457
Banco Bradesco SA Preference Shares	6,799	53,437
Banco do Brasil SA	2,567	13,765
BB Seguridade Participacoes SA	1,287	11,292
BM&FBovespa SA	3,852	21,642
BRF SA	1,287	18,129
CCR SA	3,852	20,199
Cia Energetica de Sao Paulo Class B, Preference Shares	9,739	36,175
Cielo SA	1,852	19,574
Cosan SA Industria e Comercio	5,139	53,431
Embraer SA	1,287	7,030
Equatorial Energia SA	1,034	15,702
Itau Unibanco Holding SA Preference Shares	7,068	66,847
Klabin SA	1,313	6,320
Kroton Educacional SA	3,852	16,352
Telefonica Brasil SA Preference Shares	1,668	22,908
Tim Participacoes SA	1,607	3,431
Ultrapar Participacoes SA	10,268	227,907
Vale SA Preference Shares	6,400	26,030

		753,041

CANADA — 3.4%
Agnico Eagle Mines, Ltd.	1,287	68,517
Alimentation Couche-Tard, Inc. Class B	1,287	54,980
AltaGas, Ltd.	4,566	110,397
Bank of Montreal	1,287	81,212
Bank of Nova Scotia	3,103	151,267
Barrick Gold Corp.	2,800	59,462
BCE, Inc.	637	29,989
BlackBerry, Ltd. (a)	793	5,294
Bombardier, Inc. Class B (a)	2,566	3,833
Brookfield Asset Management, Inc. Class A	1,931	63,549
Cameco Corp.	8,964	97,943
Canadian Imperial Bank of Commerce	637	47,597
Canadian National Railway Co.	1,768	103,858
Canadian Pacific Railway, Ltd.	351	44,954
Canadian Tire Corp., Ltd. Class A	200	21,675
CCL Industries, Inc. Class B	217	37,569
CGI Group, Inc. Class A (a)	400	16,998
Constellation Software, Inc.	43	16,555
Dollarama, Inc.	200	13,891
Eldorado Gold Corp.	3,852	17,233
Enbridge, Inc.	5,759	242,697
Fairfax Financial Holdings, Ltd.	100	53,579
First Quantum Minerals, Ltd.	4,122	28,788
Franco-Nevada Corp.	1,287	97,355
George Weston, Ltd.	200	17,219
Goldcorp, Inc.	3,138	59,730
Inter Pipeline, Ltd.	6,521	137,580
Keyera Corp.	2,286	69,564

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Kinross Gold Corp. (a)	3,100	$15,134
Loblaw Cos., Ltd.	429	22,829
Magna International, Inc.	598	20,882
Manulife Financial Corp.	6,052	82,343
Pembina Pipeline Corp.	5,552	167,838
Power Corp. of Canada	800	16,940
PrairieSky Royalty, Ltd.	8,077	152,497
Restaurant Brands International, Inc.	580	24,018
Rogers Communications, Inc. Class B	1,287	51,829
Royal Bank of Canada	3,692	217,023
Shaw Communications, Inc. Class B	1,000	19,096
Silver Wheaton Corp.	2,915	68,257
SNC-Lavalin Group, Inc.	610	25,486
Sun Life Financial, Inc.	1,287	42,058
Toronto-Dominion Bank	4,289	183,224
TransCanada Corp.	3,414	153,679
Veresen, Inc.	7,410	62,477
Vermilion Energy, Inc.	1,966	62,279
Yamana Gold, Inc.	2,638	13,650

		3,154,824

CHILE — 0.2%
Aguas Andinas SA Class A	121,805	69,849
Antofagasta PLC	10,809	67,276
Cencosud SA	4,086	11,657
Cia Cervecerias Unidas SA	614	7,181
SACI Falabella	1,498	11,422
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	403	9,967

		177,352

CHINA — 2.4%
Agricultural Bank of China, Ltd. Class H	74,000	26,994
Alibaba Group Holding, Ltd. ADR (a)	2,522	200,575
Baidu, Inc. ADR (a)	697	115,110
Bank of China, Ltd. Class H	223,000	88,821
Bank of Communications Co., Ltd. Class H	17,000	10,715
Beijing Capital International Airport Co., Ltd. Class H	26,000	28,152
Beijing Enterprises Water Group, Ltd.	52,000	31,235
Belle International Holdings, Ltd.	13,000	7,608
CGN Power Co., Ltd. Class H (c)	144,000	39,907
China Cinda Asset Management Co., Ltd. Class H	13,000	4,374
China CITIC Bank Corp., Ltd. Class H	21,000	12,749
China Communications Construction Co., Ltd. Class H	13,000	13,908
China Construction Bank Corp. Class H	224,000	147,833
China Everbright Bank Co., Ltd. Class H	13,000	5,932
China Life Insurance Co., Ltd. Class H	26,000	55,700
China Merchants Bank Co., Ltd. Class H	11,000	24,586
China Merchants Holdings International Co., Ltd.	8,000	21,243
China Minsheng Banking Corp., Ltd. Class H	11,500	11,088
China Mobile, Ltd.	15,500	177,118
China Oilfield Services, Ltd. Class H	26,000	19,941
China Overseas Land & Investment, Ltd.	12,000	37,897
China Pacific Insurance Group Co., Ltd. Class H	5,200	17,494

China Resources Land, Ltd.	8,000	18,665
China Telecom Corp., Ltd. Class H	52,000	23,192
China Unicom Hong Kong, Ltd.	14,000	14,473
Chongqing Changan Automobile Co., Ltd. Class B	2,400	3,341
CITIC Securities Co., Ltd. Class H	6,500	14,243
CITIC, Ltd.	13,000	18,902
COSCO Pacific, Ltd.	12,415	12,338
Country Garden Holdings Co., Ltd.	13,000	5,463
CRRC Corp., Ltd. Class H	15,000	13,360
Ctrip.com International, Ltd. ADR (a)	887	36,544
Great Wall Motor Co., Ltd. Class H	19,500	16,137
Guangdong Investment, Ltd.	34,000	51,627
Haitong Securities Co., Ltd. Class H	5,200	8,740
Hengan International Group Co., Ltd.	2,000	16,680
Huaneng Renewables Corp., Ltd. Class H	90,000	29,815
Industrial & Commercial Bank of China, Ltd. Class H	202,000	111,702
JD.com, Inc. ADR (a)	1,837	39,000
Jiangsu Expressway Co., Ltd. Class H	26,000	36,128
Kunlun Energy Co., Ltd.	52,000	42,831
Lenovo Group, Ltd.	26,000	15,651
NetEase, Inc. ADR	207	39,997
PICC Property & Casualty Co., Ltd. Class H	12,000	18,747
Ping An Insurance Group Co. of China, Ltd. Class H	13,000	57,225
Qinqin Foodstuffs Group Cayman Co., Ltd. (a)	400	567
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	2,600	5,724
Sinopec Engineering Group Co., Ltd. Class H	6,500	5,865
Sinopharm Group Co., Ltd. Class H	5,200	24,767
Sinotrans, Ltd. Class H	32,000	14,148
Tencent Holdings, Ltd.	14,384	326,507
Want Want China Holdings, Ltd.	13,000	9,216
Yangzijiang Shipbuilding Holdings, Ltd.	26,000	17,290
Zhejiang Expressway Co., Ltd. Class H	26,000	24,432

		2,172,297

COLOMBIA — 0.2%
Bancolombia SA Preference Shares	3,403	29,807
Grupo Aval Acciones y Valores SA Preference Shares	62,905	25,517
Grupo de Inversiones Suramericana SA	1,886	24,831
Grupo de Inversiones Suramericana SA Preference Shares	1,727	22,310
Interconexion Electrica SA ESP	20,061	61,652

		164,117

DENMARK — 0.6%
Carlsberg A/S Class B	248	23,497
Chr Hansen Holding A/S	582	38,057
Coloplast A/S Class B	286	21,255
Danske Bank A/S	1,793	46,962
GenmabA/S (a)	117	21,140
ISSA/S	393	14,742
Novo Nordisk A/S Class B	4,995	267,099
Novozymes A/S Class B	1,090	52,020

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Pandora A/S	325	$44,017
TDC A/S	2,566	12,510
Vestas Wind Systems A/S	676	45,677

		586,976

FINLAND — 0.4%
Elisa Oyj	269	10,280
Kone Oyj Class B	1,628	74,606
Metso Oyj	429	10,023
Neste Oyj	2,007	71,640
Nokia Oyj	15,197	86,151
Nokian Renkaat Oyj	377	13,415
Sampo Oyj Class A	1,289	52,311
Wartsila Oyj Abp	551	22,373

		340,799

FRANCE — 2.9%
Aeroports de Paris	273	30,035
Airbus Group SE	1,833	105,341
Atos SE	252	20,865
AXA SA	7,023	138,918
BNP Paribas SA	3,093	136,605
Bollore SA	11,472	38,872
Bureau Veritas SA	663	13,998
Cap Gemini SA	403	35,011
Carrefour SA	975	24,057
Christian Dior SE	169	27,186
CNP Assurances	1,335	19,748
Credit Agricole SA	4,085	34,309
Danone SA	1,828	128,774
Dassault Systemes	223	16,916
Edenred	1,370	28,149
Essilor International SA	568	74,997
Eutelsat Communications SA	284	5,372
Fonciere Des Regions	54	4,800
Gecina SA REIT	130	17,692
Groupe Eurotunnel SE	2,364	25,081
Hermes International	69	25,829
Iliad SA	52	10,543
Ingenico Group SA	147	17,164
Kering	273	44,113
Klepierre REIT	675	29,883
L’Oreal SA	858	163,949
Lagardere SCA	260	5,676
Legrand SA	778	40,027
LVMH Moet Hennessy Louis Vuitton SE	767	115,885
Natixis SA	2,028	7,681
Orange SA	5,485	89,301
Pernod Ricard SA	742	82,515
Peugeot SA (a)	832	9,996
Publicis Groupe SA	531	35,708
Remy Cointreau SA	117	10,070
Renault SA	702	53,375
Rexel SA	1,806	22,702
Safran SA	854	57,798
Sanofi	3,275	272,586
Schneider Electric SE	2,002	118,012
SCOR SE	592	17,642
Societe BIC SA	78	11,001
Societe Generale SA	2,553	80,011

Sodexo SA	274	29,454
Technip SA	1,252	67,897
Thales SA	333	27,750
Unibail-Rodamco SE	299	77,612
Valeo SA	513	22,871
Vinci SA	1,259	89,082
Vivendi SA	3,839	72,077
Zodiac Aerospace	845	19,817

		2,654,753

GERMANY — 2.7%
adidas AG	540	77,059
Allianz SE	1,439	204,308
BASF SE	1,799	137,184
Bayer AG	1,896	189,572
Bayerische Motoren Werke AG	1,248	91,216
Bayerische Motoren Werke AG, Preference Shares	150	9,512
Beiersdorf AG	257	24,237
Brenntag AG	650	31,362
Commerzbank AG	5,055	32,707
Continental AG	208	39,121
Daimler AG	3,036	180,515
Deutsche Bank AG (a)	4,671	63,957
Deutsche Boerse AG	317	25,899
Deutsche Post AG	1,963	54,902
Deutsche Telekom AG	8,232	139,741
Deutsche Wohnen AG	965	32,725
Fraport AG Frankfurt Airport Services Worldwide	364	19,421
Fresenius Medical Care AG & Co. KGaA	480	41,610
Fresenius SE & Co. KGaA	1,119	81,824
GEA Group AG	455	21,369
Hannover Rueck SE	167	17,404
Henkel AG & Co. KGaA	267	28,734
Henkel AG & Co. KGaA, Preference Shares	549	66,816
HUGO BOSS AG	91	5,146
Infineon Technologies AG	2,128	30,674
Merck KGaA	390	39,449
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	571	95,311
Porsche Automobil Holding SE Preference Shares	700	32,145
ProSiebenSat.1 Media SE	493	21,478
SAP SE	2,681	200,033
Siemens AG	2,360	240,711
Symrise AG	910	61,820
Telefonica Deutschland Holding AG	3,522	14,450
Volkswagen AG	52	6,955
Volkswagen AG, Preference Shares	486	58,474
Vonovia SE	1,208	43,951

		2,461,792

GREECE — 0.0%(b)
Alpha Bank AE (a)	2,247	4,044
Eurobank Ergasias SA (a)	199	122
FF Group (a)	208	3,875
Hellenic Telecommunications Organization SA	601	5,388

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

JUMBO SA (a)	536	$7,015
National Bank of Greece SA (a)	238	51
OPAP SA	575	3,973
Piraeus Bank SA (a)	45	8

		24,476

HONG KONG — 1.4%
AIA Group, Ltd.	29,200	174,456
BOC Hong Kong Holdings, Ltd.	6,500	19,438
Cheung Kong Infrastructure Holdings, Ltd.	13,000	111,769
Cheung Kong Property Holdings, Ltd.	7,459	46,535
CK Hutchison Holdings, Ltd.	13,000	141,681
Galaxy Entertainment Group, Ltd.	9,000	26,682
GCL-Poly Energy Holdings, Ltd.	26,000	3,385
Hanergy Thin Film Power Group, Ltd. (a) (h)	24,000	—
Hang Lung Properties, Ltd.	13,000	26,174
Henderson Land Development Co., Ltd.	3,300	18,525
Hong Kong & China Gas Co., Ltd.	79,200	144,354
Hong Kong Exchanges and Clearing, Ltd.	2,661	64,347
Hongkong Land Holdings, Ltd.	3,000	18,270
Jardine Matheson Holdings, Ltd.	800	46,648
Li & Fung, Ltd.	26,000	12,534
Link REIT	6,500	44,239
MTR Corp., Ltd.	13,087	66,127
New World Development Co., Ltd.	27,748	28,077
Sands China, Ltd.	5,200	17,394
Sun Art Retail Group, Ltd.	6,500	4,550
Sun Hung Kai Properties, Ltd.	13,000	155,924
Swire Properties, Ltd.	5,200	13,774
Wharf Holdings, Ltd.	13,000	78,674

		1,263,557

INDIA — 0.7%
Adani Ports & Special Economic Zone, Ltd.	6,706	20,552
Asian Paints, Ltd.	2,902	43,138
Bharat Petroleum Corp., Ltd.	3,480	55,279
Bharti Airtel, Ltd.	3,437	18,678
Bharti Infratel, Ltd.	2,388	12,208
Cairn India, Ltd.	23,211	48,334
HCL Technologies, Ltd.	1,506	16,298
Hindustan Unilever, Ltd.	2,090	27,824
Housing Development Finance Corp., Ltd.	2,737	50,835
ICICI Bank, Ltd. ADR	1,434	10,296
Infosys, Ltd. ADR	5,050	90,143
ITC, Ltd.	6,527	35,626
Larsen & Toubro, Ltd. GDR	1,016	22,504
Mahindra & Mahindra, Ltd. GDR	855	18,126
Maruti Suzuki India, Ltd.	321	19,914
Reliance Industries, Ltd.	3,453	49,581
State Bank of India GDR	472	14,962
Sun Pharmaceutical Industries, Ltd.	2,154	24,353
Tata Consultancy Services, Ltd.	1,413	53,449
Tata Motors, Ltd. ADR (a)	634	21,981
Wipro, Ltd. ADR	1,222	15,104

		669,185

INDONESIA — 0.2%
Astra International Tbk PT	70,200	39,317
Bank Central Asia Tbk PT	19,500	19,666
Bank Mandiri Persero Tbk PT	26,000	18,744

Bank Rakyat Indonesia Persero Tbk PT	26,000	21,253
Charoen Pokphand Indonesia Tbk PT	19,500	5,534
Hanjaya Mandala Sampoerna Tbk PT	62,500	17,975
Jasa Marga Persero Tbk PT	26,000	10,380
Perusahaan Gas Negara Persero Tbk	135,200	23,945
Telekomunikasi Indonesia Persero Tbk PT	156,000	46,992
Unilever Indonesia Tbk PT	6,500	22,175
United Tractors Tbk PT	6,500	7,281

		233,262

IRELAND — 0.2%
Bank of Ireland (a)	55,563	11,420
Experian PLC	3,373	63,667
Kerry Group PLC Class A	377	33,448
XL Group PLC Class A	1,287	42,870

		151,405

ISRAEL — 0.2%
Bank Leumi Le-Israel BM (a)	1,665	5,850
Bezeq The Israeli Telecommunication Corp., Ltd.	4,081	8,091
Check Point Software Technologies, Ltd. (a)	257	20,478
Teva Pharmaceutical Industries, Ltd.	2,378	119,483

		153,902

ITALY — 0.5%
Assicurazioni Generali SpA	4,056	47,539
Atlantia SpA	1,686	41,900
Intesa Sanpaolo SpA	33,030	62,454
Luxottica Group SpA	455	22,059
Mediobanca SpA	1,885	10,795
Snam SpA	18,751	111,656
Telecom Italia SpA/Milano (a) (d)	9,493	7,752
Telecom Italia SpA/Milano (a) (d)	40,922	26,232
Terna Rete Elettrica Nazionale SpA	10,799	59,914
UniCredit SpA	17,557	38,425
Unione di Banche Italiane SpA	1,222	3,359
UnipolSai SpA	3,995	5,978

		438,063

JAPAN — 8.1%
Aeon Co., Ltd.	2,100	32,465
Alfresa Holdings Corp.	1,300	26,940
Amada Holdings Co., Ltd.	1,300	13,077
Asahi Group Holdings, Ltd.	1,300	41,893
Astellas Pharma, Inc.	5,400	84,219
Bridgestone Corp.	1,200	38,238
Brother Industries, Ltd.	1,300	13,787
Canon, Inc.	3,900	110,720
Central Japan Railway Co.	1,300	229,676
Chugai Pharmaceutical Co., Ltd.	1,300	46,062
Dai-ichi Life Insurance Co., Ltd.	3,700	40,646
Daiichi Sankyo Co., Ltd.	1,300	31,344
Daikin Industries, Ltd.	1,300	107,888
Daito Trust Construction Co., Ltd.	100	16,220
Daiwa House Industry Co., Ltd.	1,600	46,507
Daiwa Securities Group, Inc.	13,000	68,111
Denso Corp.	1,900	66,247
Dentsu, Inc.	1,300	60,444
East Japan Railway Co.	1,300	119,533

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Eisai Co., Ltd.	700	$38,811
FANUC Corp.	1,300	209,528
Fast Retailing Co., Ltd.	200	53,222
Fuji Heavy Industries, Ltd.	2,600	88,145
FUJIFILM Holdings Corp.	1,300	49,978
Hankyu Hanshin Holdings, Inc.	3,000	22,283
Hino Motors, Ltd.	1,300	12,811
Hitachi Chemical Co., Ltd.	1,300	23,988
Hitachi Construction Machinery Co., Ltd.	1,300	18,767
Hitachi Metals, Ltd.	2,900	29,088
Hitachi, Ltd.	13,000	53,716
Honda Motor Co., Ltd.	4,400	110,332
Hoya Corp.	1,300	46,049
Isuzu Motors, Ltd.	1,300	15,821
ITOCHU Corp.	6,000	72,492
Japan Exchange Group, Inc.	1,200	13,662
Japan Post Bank Co., Ltd.	1,900	22,206
Japan Post Holdings Co., Ltd.	2,232	27,000
Japan Real Estate Investment Corp.	3	18,540
Japan Tobacco, Inc.	3,300	131,981
Kajima Corp.	2,000	13,803
Kansai Paint Co., Ltd.	2,000	40,062
Kao Corp.	1,300	75,131
Kawasaki Heavy Industries, Ltd.	5,000	13,890
KDDI Corp.	5,000	151,720
Keio Corp.	2,000	18,774
Keisei Electric Railway Co., Ltd.	1,000	12,808
Keyence Corp.	100	67,394
Kirin Holdings Co., Ltd.	1,300	21,834
Komatsu, Ltd.	3,900	67,268
Kubota Corp.	3,300	43,988
Kyocera Corp.	1,300	61,357
Lawson, Inc.	300	23,891
M3, Inc.	500	17,302
Makita Corp.	400	26,357
Marubeni Corp.	12,500	55,987
Maruichi Steel Tube, Ltd.	700	24,325
Mazda Motor Corp.	1,300	17,221
Medipal Holdings Corp.	900	14,703
MEIJI Holdings Co., Ltd.	300	30,500
Mitsubishi Corp.	4,400	76,686
Mitsubishi Electric Corp.	13,000	153,075
Mitsubishi Estate Co., Ltd.	3,000	54,771
Mitsubishi Heavy Industries, Ltd.	13,000	51,625
Mitsubishi Motors Corp.	1,300	5,943
Mitsubishi UFJ Financial Group, Inc.	37,800	167,980
Mitsui & Co., Ltd.	6,800	80,435
Mitsui Fudosan Co., Ltd.	3,000	68,179
Mizuho Financial Group, Inc.	77,800	112,465
MS&AD Insurance Group Holdings, Inc.	1,800	45,996
Murata Manufacturing Co., Ltd.	500	55,464
NEC Corp.	10,000	23,102
Nidec Corp.	1,300	97,852
Nikon Corp.	1,300	17,563
Nintendo Co., Ltd.	300	42,650
Nippon Building Fund, Inc.	3	18,511
Nippon Paint Holdings Co., Ltd.	1,200	29,266
Nippon Telegraph & Telephone Corp.	1,900	88,898
Nissan Motor Co., Ltd.	7,800	69,789

Nitori Holdings Co., Ltd.	200	24,057
Nitto Denko Corp.	1,300	81,556
Nomura Holdings, Inc.	13,000	46,277
NTT DOCOMO, Inc.	4,100	110,563
Obayashi Corp.	1,700	17,979
Odakyu Electric Railway Co., Ltd.	2,000	23,316
Olympus Corp.	1,300	48,089
Omron Corp.	500	16,132
Ono Pharmaceutical Co., Ltd.	1,000	43,201
Oriental Land Co., Ltd.	700	45,197
ORIX Corp.	3,600	45,899
Otsuka Holdings Co., Ltd.	1,300	59,798
Panasonic Corp.	5,200	44,655
Rakuten, Inc.	2,600	27,941
Recruit Holdings Co., Ltd.	500	18,204
Resona Holdings, Inc.	9,100	32,997
Ricoh Co., Ltd.	800	6,893
SBI Holdings, Inc.	1,300	12,786
Secom Co., Ltd.	1,300	95,710
Sekisui House, Ltd.	2,600	45,099
Seven & i Holdings Co., Ltd.	2,600	108,496
Shimano, Inc.	200	30,276
Shin-Etsu Chemical Co., Ltd.	1,300	75,549
Shionogi & Co., Ltd.	1,300	70,557
Shiseido Co., Ltd.	1,300	33,416
SMC Corp.	200	48,552
SoftBank Group Corp.	2,600	146,714
Sompo Japan Nipponkoa Holdings, Inc.	1,300	34,195
Sony Corp.	3,500	101,940
Sumitomo Corp.	8,100	80,889
Sumitomo Electric Industries, Ltd.	1,100	14,373
Sumitomo Heavy Industries, Ltd.	4,000	17,312
Sumitomo Metal Mining Co., Ltd.	13,000	130,329
Sumitomo Mitsui Financial Group, Inc.	3,900	111,233
Sumitomo Mitsui Trust Holdings, Inc.	13,000	41,792
Sumitomo Realty & Development Co., Ltd.	1,000	26,850
Suntory Beverage & Food, Ltd.	400	18,013
Suzuki Motor Corp.	1,300	34,892
Sysmex Corp.	300	20,441
T&D Holdings, Inc.	2,600	21,768
Taisei Corp.	3,000	24,505
Takeda Pharmaceutical Co., Ltd.	2,600	112,120
Terumo Corp.	700	29,647
Toho Gas Co., Ltd.	13,000	105,810
Tokio Marine Holdings, Inc.	2,200	72,204
Tokyo Electron, Ltd.	500	41,793
Tokyo Gas Co., Ltd.	13,000	53,272
Tokyu Corp.	13,000	113,666
Tokyu Fudosan Holdings Corp.	1,300	8,034
Toyota Industries Corp.	800	31,465
Toyota Motor Corp.	7,800	384,108
Toyota Tsusho Corp.	1,300	27,701
Unicharm Corp.	1,300	28,955
Yahoo! Japan Corp.	3,900	17,183
Yakult Honsha Co., Ltd.	300	15,440
Yamato Holdings Co., Ltd.	1,300	29,658

		7,420,499

LUXEMBOURG — 0.0% (b)
RTL Group SA	130	10,592

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SES SA	663	$14,297

		24,889

MACAU — 0.0% (b)
MGM China Holdings, Ltd.	5,200	6,743
Wynn Macau, Ltd.	5,200	7,467

		14,210

MALAYSIA — 0.3%
CIMB Group Holdings Bhd	13,464	14,594
Gamuda Bhd	12,000	14,466
Genting Bhd	11,700	23,798
Genting Malaysia Bhd	8,900	9,824
IJM Corp. Bhd	15,600	13,505
IOI Properties Group Bhd	9,450	5,509
Malayan Banking Bhd	12,632	25,505
Petronas Chemicals Group Bhd	14,300	23,446
Petronas Dagangan Bhd	10,300	59,784
Petronas Gas Bhd	18,500	100,955
PPB Group Bhd	3,900	15,962
SapuraKencana Petroleum Bhd	51,200	18,669

		326,017

MEXICO — 0.4%
America Movil SAB de CV Series L	74,048	45,033
Coca-Cola Femsa SAB de CV Series L	1,287	10,577
Fibra Uno Administracion SA de CV	5,420	11,416
Fomento Economico Mexicano SAB de CV	5,138	47,116
Fresnillo PLC	1,019	22,395
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,287	13,102
Grupo Aeroportuario del Sureste SAB de CV Class B	1,300	20,466
Grupo Financiero Banorte SAB de CV Series O	2,338	12,992
Grupo Mexico SAB de CV Series B	39,587	92,459
Grupo Televisa SAB Series CPO	5,138	26,577
OHL Mexico SAB de CV (a)	11,196	13,533
Promotora y Operadora de Infraestructura SABde CV	1,500	18,415
Wal-Mart de Mexico SAB de CV	17,973	42,776

		376,857

NETHERLANDS — 1.0%
Aegon NV	9,747	38,224
AerCap Holdings NV (a)	674	22,640
Akzo Nobel NV	309	19,351
Altice NV Class A (a)	1,556	23,302
ASML Holding NV	1,001	98,295
Gemalto NV	182	11,078
Heineken NV	715	65,747
ING Groep NV	12,221	124,622
Koninklijke Ahold NV	1,642	36,301
Koninklijke KPN NV	8,336	30,144
Koninklijke Philips NV	3,160	78,620
Koninklijke Vopak NV	1,795	89,528
NN Group NV	772	21,266
NXP Semiconductors NV (a)	794	62,202
Randstad Holding NV	598	24,019
Royal Dutch Shell PLC Class B	4,074	112,299
Steinhoff International Holdings NV	8,899	51,206

Wolters Kluwer NV	375	15,231

		924,075

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,681	7,782
Meridian Energy, Ltd.	30,275	56,815

		64,597

NORWAY — 0.2%
DNB ASA	3,379	40,118
Gjensidige Forsikring ASA	520	8,619
Marine Harvest ASA	2,318	38,643
Orkla ASA	4,954	43,721
Schibsted ASA Class A	578	17,178
Telenor ASA	2,990	49,166

		197,445

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (a)	1,400	16,730
Credicorp, Ltd.	234	36,113

		52,843

PHILIPPINES — 0.1%
Aboitiz Power Corp.	58,500	57,260
Energy Development Corp.	49,300	5,784
International Container Terminal Services, Inc.	2,600	3,399
JG Summit Holdings, Inc.	5,110	9,341
Philippine Long Distance Telephone Co.	325	14,852
SM Investments Corp.	360	7,399
SM Prime Holdings, Inc.	24,700	14,332
Universal Robina Corp.	1,560	6,897

		119,264

POLAND — 0.1%
Bank Pekao SA	455	15,742
Bank Zachodni WBK SA	104	6,898
Cyfrowy Polsat SA (a)	936	5,198
mBank SA (a)	52	4,056
Powszechna Kasa Oszczednosci Bank Polski SA (a)	3,392	19,934
Powszechny Zaklad Ubezpieczen SA	2,791	20,115

		71,943

PORTUGAL — 0.0% (b)
Galp Energia SGPS SA	1,078	14,970

QATAR — 0.1%
Barwa Real Estate Co.	679	6,153
Industries Qatar QSC	455	12,246
Qatar Gas Transport Co., Ltd.	13,949	88,108

		106,507

RUSSIA — 0.3%
Magnit PJSC	1,517	50,395
MegaFon PJSC GDR	1,300	13,520
Mobile TeleSystems PJSC ADR	3,852	31,895
Moscow Exchange MICEX-RTS PJSC	15,653	27,548
Rostelecom PJSC ADR	2,985	25,671
Sberbank of Russia PJSC ADR	12,071	105,138
VTB Bank PJSC GDR	15,798	32,449

		286,616

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 0.8%
Ascendas REIT	13,450	$24,783
Broadcom, Ltd.	1,088	169,075
DBS Group Holdings, Ltd.	13,171	154,228
Genting Singapore PLC	26,000	14,006
Global Logistic Properties, Ltd.	13,000	17,434
Hutchison Port Holdings Trust	59,600	27,118
Oversea-Chinese Banking Corp., Ltd.	13,777	88,953
Singapore Technologies Engineering, Ltd.	7,000	16,383
Singapore Telecommunications, Ltd.	28,200	86,534
United Overseas Bank, Ltd.	3,300	45,164
UOL Group, Ltd.	13,240	53,712
Wilmar International, Ltd.	21,700	52,561

		749,951

SOUTH AFRICA — 0.7%
Aspen Pharmacare Holdings, Ltd. (a)	754	18,652
Barclays Africa Group, Ltd.	845	8,313
Bidvest Group, Ltd.	754	7,141
Brait SE (a)	1,259	12,031
FirstRand, Ltd.	13,366	40,924
Fortress Income Fund, Ltd. Class A	17,041	18,373
Foschini Group, Ltd.	720	6,834
Growthpoint Properties, Ltd. REIT	15,062	26,411
Investec PLC	1,820	11,267
Mediclinic International PLC	1,153	16,878
Mr. Price Group, Ltd.	312	4,394
MTN Group, Ltd.	5,342	52,132
Naspers, Ltd. Class N	1,259	192,567
Nedbank Group, Ltd.	949	12,079
Redefine Properties, Ltd. REIT	38,565	29,809
RMB Holdings, Ltd.	5,186	19,919
Sanlam, Ltd.	4,250	17,517
Shoprite Holdings, Ltd.	1,131	12,845
SPAR Group, Ltd.	493	6,800
Standard Bank Group, Ltd.	5,147	44,915
Truworths International, Ltd.	1,246	7,300
Vodacom Group, Ltd.	1,846	21,164
Woolworths Holdings, Ltd.	2,404	13,792

		602,057

SOUTH KOREA — 1.4%
Amorepacific Corp.	85	31,842
AMOREPACIFIC Group	130	18,904
BNK Financial Group, Inc.	476	3,335
Celltrion, Inc. (a)	210	17,520
Coway Co., Ltd.	130	11,794
Daelim Industrial Co., Ltd.	234	15,440
Daewoo Engineering & Construction Co., Ltd. (a)	1,027	5,002
Dongbu Insurance Co., Ltd.	130	7,821
GS Engineering & Construction Corp. (a)	247	5,951
Hana Financial Group, Inc.	1,027	20,730
Hanwha Corp.	791	24,310
Hanwha Life Insurance Co., Ltd.	897	4,509
Hyundai Development Co-Engineering & Construction	260	8,927
Hyundai Engineering & Construction Co., Ltd.	338	9,786
Hyundai Glovis Co., Ltd.	39	5,807

Hyundai Mobis Co., Ltd.	217	47,475
Hyundai Motor Co. (a)	199	23,410
Hyundai Motor Co. Preference Shares (d)	156	12,799
Hyundai Motor Co. Preference Shares (d)	156	13,042
Industrial Bank of Korea	897	8,683
Kakao Corp.	52	4,203
Kangwon Land, Inc.	640	23,170
KB Financial Group, Inc.	1,170	33,114
Kia Motors Corp.	631	23,666
Korea Aerospace Industries, Ltd.	130	8,261
Korea Gas Corp.	767	26,469
Korea Zinc Co., Ltd.	183	80,708
KT&G Corp.	438	51,905
LG Household & Health Care, Ltd.	26	25,213
Lotte Shopping Co., Ltd.	26	4,571
Mirae Asset Daewoo Co., Ltd.	640	4,328
NAVER Corp.	78	48,079
NCSoft Corp.	52	10,654
Orion Corp.	13	10,632
Paradise Co., Ltd.	260	3,420
S-1 Corp.	104	9,751
Samsung C&T Corp.	197	21,037
Samsung Card Co., Ltd.	156	5,621
Samsung Electronics Co., Ltd.	259	320,419
Samsung Electronics Co., Ltd. Preference Shares	65	66,758
Samsung Fire & Marine Insurance Co., Ltd.	91	20,817
Samsung Life Insurance Co., Ltd.	195	17,014
Samsung SDI Co., Ltd.	104	9,751
Samsung SDS Co., Ltd.	101	12,583
Samsung Securities Co., Ltd.	182	5,578
Shinhan Financial Group Co., Ltd.	1,287	42,459
SK Holdings Co., Ltd.	171	30,062
SK Hynix, Inc.	908	25,541
SK Telecom Co., Ltd.	65	12,161
Woori Bank	1,417	11,711

		1,266,743

SPAIN — 1.0%
Abertis Infraestructuras SA	2,538	37,219
Aena SA (c)	198	26,011
Amadeus IT Holding SA Class A	712	31,066
Banco Bilbao Vizcaya Argentaria SA	19,791	111,341
Banco de Sabadell SA	9,925	13,000
Banco Popular Espanol SA	8,325	10,645
Banco Santander SA	43,415	165,387
Bankia SA	10,797	7,749
CaixaBank SA	11,019	24,079
Enagas SA	3,170	96,160
Ferrovial SA	735	14,246
Industria de Diseno Textil SA	2,754	91,511
Mapfre SA	5,581	12,140
Red Electrica Corp. SA	1,392	123,978
Telefonica SA	12,850	120,773

		885,305

SWEDEN — 0.9%
Alfa Laval AB	1,027	16,000
Assa Abloy AB Class B	2,028	41,193
Atlas Copco AB Class A	2,997	76,864

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Atlas Copco AB Class B	190	$4,445
Autoliv, Inc.	208	22,350
Boliden AB	5,197	99,859
Electrolux AB Series B	247	6,661
Getinge AB Class B	312	6,359
Hennes & Mauritz AB Class B	2,417	70,319
Hexagon AB Class B	286	10,326
Investor AB Class B	1,576	52,250
Kinnevik AB Class B	598	14,116
Lundin Petroleum AB (a)	3,300	59,474
Nordea Bank AB	7,631	63,857
Sandvik AB	2,655	26,244
Skandinaviska Enskilda Banken AB Class A	2,534	21,818
SKF AB Class B	403	6,378
Svenska Handelsbanken AB Class A	2,958	35,541
Swedbank AB Class A	1,364	28,285
Telefonaktiebolaget LM Ericsson Class B	7,985	60,599
Telia Co. AB	8,973	42,065
Volvo AB Class B	5,290	51,822

		816,825

SWITZERLAND — 3.0%
ABB, Ltd.	5,176	101,586
Actelion, Ltd.	182	30,489
Adecco Group AG	598	30,011
Chocoladefabriken Lindt & Spruengli AG	3	17,861
Cie Financiere Richemont SA	1,429	83,243
Credit Suisse Group AG (a)	5,304	56,132
EMS-Chemie Holding AG	61	31,464
Geberit AG	65	24,554
Givaudan SA	50	100,390
Julius Baer Group, Ltd. (a)	377	15,019
Kuehne + Nagel International AG	182	25,445
Nestle SA	8,236	635,327
Novartis AG	6,034	496,433
Roche Holding AG	1,793	471,348
Schindler Holding AG	91	16,440
SGS SA	10	22,850
Sika AG	13	54,391
Swatch Group AG	65	18,882
Swiss Life Holding AG (a)	78	17,927
Swiss Re AG	927	80,644
Swisscom AG	39	19,324
Syngenta AG	286	109,826
TE Connectivity, Ltd.	1,074	61,336
UBS Group AG	10,036	129,493
Wolseley PLC	838	43,353
Zurich Insurance Group AG (a)	429	105,423

		2,799,191

TAIWAN — 1.1%
Advanced Semiconductor Engineering, Inc.	13,000	14,770
Asustek Computer, Inc.	3,000	24,691
Catcher Technology Co., Ltd.	2,000	14,725
Cathay Financial Holding Co., Ltd.	26,000	28,209
China Development Financial Holding Corp.	52,000	12,525
Chunghwa Telecom Co., Ltd.	13,000	46,948
CTBC Financial Holding Co., Ltd.	55,888	29,192

Delta Electronics, Inc.	4,000	19,343
E.Sun Financial Holding Co., Ltd.	14,043	8,271
Far EasTone Telecommunications Co., Ltd.	13,000	31,393
Formosa Plastics Corp.	13,000	31,353
Foxconn Technology Co., Ltd.	7,000	16,361
Fubon Financial Holding Co., Ltd.	26,000	30,345
Hon Hai Precision Industry Co., Ltd.	6,200	15,856
Inventec Corp.	13,000	9,208
MediaTek, Inc.	13,000	98,329
Mega Financial Holding Co., Ltd.	25,922	19,526
Novatek Microelectronics Corp.	4,000	14,818
Pou Chen Corp.	13,000	17,349
President Chain Store Corp.	3,000	23,342
Quanta Computer, Inc.	13,000	24,582
Ruentex Development Co., Ltd.	14,609	16,960
Shin Kong Financial Holding Co., Ltd.	40,469	7,916
SinoPac Financial Holdings Co., Ltd.	27,766	8,185
Taiwan Fertilizer Co., Ltd.	29,000	38,521
Taiwan Mobile Co., Ltd.	13,000	45,336
Taiwan Semiconductor Manufacturing Co., Ltd.	62,000	312,316
Teco Electric and Machinery Co., Ltd.	13,000	10,921
Uni-President Enterprises Corp.	7,000	13,779
Yuanta Financial Holding Co., Ltd.	66,573	21,463

		1,006,533

THAILAND — 0.2%
Advanced Info Service PCL	2,600	11,690
Airports of Thailand PCL	2,600	28,856
Bangkok Bank PCL NVDR	3,900	17,591
BTS Group Holdings PCL	81,300	22,211
Charoen Pokphand Foods PCL	175	143
CP ALL PCL	10,400	14,872
Energy Absolute PCL	58,500	35,460
Kasikornbank PCL	2,600	12,763
Kasikornbank PCL NVDR	400	1,935
Siam Commercial Bank PCL	5,200	20,569
Thai Oil PCL	8,300	14,172

		180,262

TURKEY — 0.1%
Akbank TAS	3,029	8,669
TAV Havalimanlari Holding A/S	780	3,344
Tupras Turkiye Petrol Rafinerileri A/S	618	13,700
Turkcell Iletisim Hizmetleri A/S (a)	78	287
Turkiye Garanti Bankasi A/S	3,852	10,154
Turkiye Halk Bankasi A/S	1,550	4,603
Turkiye Is Bankasi	3,631	5,758

		46,515

UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	6,484	4,749
DP World, Ltd.	644	10,684
Emaar Properties PJSC	7,147	12,064
Emirates Telecommunications Group Co. PJSC	5,037	25,986
First Gulf Bank PJSC	1,079	3,701

		57,184

UNITED KINGDOM — 6.2%
3i Group PLC	2,112	15,458
Aberdeen Asset Management PLC	3,146	11,750

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Admiral Group PLC	351	$9,525
ARM Holdings PLC	3,878	58,632
Ashtead Group PLC	1,872	26,627
Associated British Foods PLC	780	28,351
AstraZeneca PLC	3,567	213,003
Auto Trader Group PLC (c)	2,386	11,272
Aviva PLC	13,071	68,827
Babcock International Group PLC	622	7,521
BAE Systems PLC	9,129	63,947
Barclays PLC	56,863	105,356
Barratt Developments PLC	3,952	21,417
Berkeley Group Holdings PLC	501	16,897
British American Tobacco PLC	5,562	360,091
British Land Co. PLC REIT	5,234	42,471
BT Group PLC	24,067	131,908
Bunzl PLC	861	26,496
Burberry Group PLC	1,429	22,159
Capita PLC	2,365	30,414
CNH Industrial NV	2,616	18,832
Cobham PLC	4,933	10,373
Coca-Cola European Partners PLC	637	22,735
Compass Group PLC	4,772	90,712
Croda International PLC	1,054	44,228
DCC PLC	269	23,680
Delphi Automotive PLC	728	45,573
Diageo PLC	7,305	203,754
Direct Line Insurance Group PLC	1,417	6,531
Dixons Carphone PLC	1,729	7,396
GlaxoSmithKline PLC	12,940	277,550
Hammerson PLC	4,597	33,062
Hargreaves Lansdown PLC	429	7,128
HSBC Holdings PLC	59,429	370,133
ICAP PLC	1,602	8,988
IMI PLC	1,538	19,882
Imperial Brands PLC	3,011	163,158
Inmarsat PLC	728	7,829
Intertek Group PLC	549	25,533
Intu Properties PLC	5,410	20,980
ITV PLC	11,734	28,188
Johnson Matthey PLC	1,231	46,093
Kingfisher PLC	6,257	26,975
Land Securities Group PLC REIT	3,710	51,530
Legal & General Group PLC	18,154	46,280
Liberty Global PLC Class A (a)	949	27,578
Liberty Global PLC Series C (a)	1,131	32,403
Liberty Global PLC LiLAC Class A (a)	118	3,820
Liberty Global PLC LiLAC Class C (a)	141	4,585
Lloyds Banking Group PLC	178,431	128,948
London Stock Exchange Group PLC	663	22,432
Marks & Spencer Group PLC	5,060	21,558
Meggitt PLC	4,432	24,048
National Grid PLC	15,869	232,502
Next PLC	319	21,023
Old Mutual PLC	13,098	35,071
Pearson PLC	2,566	33,170
Pentair PLC	789	45,991
Persimmon PLC	1,129	21,839
Petrofac, Ltd.	2,860	29,668
Prudential PLC	7,426	124,783

Randgold Resources, Ltd.	682	76,674
Reckitt Benckiser Group PLC	1,950	195,246
RELX NV	1,262	21,886
RELX PLC	2,545	46,814
Rolls-Royce Holdings PLC	5,905	56,164
Royal Bank of Scotland Group PLC (a)	13,267	30,434
Royal Mail PLC	2,028	13,582
RSA Insurance Group PLC	2,210	14,757
SABMiller PLC	2,585	151,011
Sage Group PLC	3,133	27,035
Schroders PLC	372	11,716
Segro PLC	2,547	14,120
Severn Trent PLC	4,038	131,441
Sky PLC	2,933	33,249
Smith & Nephew PLC	2,214	37,499
Smiths Group PLC	2,002	30,857
Standard Chartered PLC	9,786	73,861
Standard Life PLC	5,158	20,244
Taylor Wimpey PLC	10,549	18,657
Tesco PLC (a)	15,900	37,175
Travis Perkins PLC	1,222	24,079
Unilever NV	4,398	204,770
Unilever PLC	3,551	169,894
United Utilities Group PLC	10,233	141,583
Vodafone Group PLC	78,868	240,013
Weir Group PLC	1,012	19,494
Whitbread PLC	676	31,556
William Hill PLC	3,581	12,327
WPP PLC	4,228	87,719

		5,662,521

UNITED STATES — 53.7%
3M Co.	1,667	291,925
Abbott Laboratories	4,471	175,755
AbbVie, Inc.	4,080	252,593
Accenture PLC Class A	1,859	210,606
Activision Blizzard, Inc.	1,787	70,819
Acuity Brands, Inc.	108	26,780
Adobe Systems, Inc. (a)	1,287	123,282
Advance Auto Parts, Inc.	169	27,315
Aetna, Inc.	1,087	132,755
Affiliated Managers Group, Inc. (a)	143	20,130
Aflac, Inc.	1,359	98,065
Agilent Technologies, Inc.	1,287	57,091
Akamai Technologies, Inc. (a)	416	23,267
Albemarle Corp.	500	39,655
Alexandria Real Estate Equities, Inc.	200	20,704
Alexion Pharmaceuticals, Inc. (a)	593	69,239
Alkermes PLC (a)	333	14,392
Allergan PLC (a)	1,073	247,960
Alliance Data Systems Corp. (a)	130	25,470
Allstate Corp.	1,287	90,026
Ally Financial, Inc. (a)	1,793	30,607
Alnylam Pharmaceuticals, Inc. (a)	180	9,988
Alphabet, Inc. Class A (a)	763	536,793
Alphabet, Inc. Class C (a)	794	549,527
Altria Group, Inc.	5,555	383,073
Amazon.com, Inc. (a)	1,027	734,942
American Capital Agency Corp.	1,978	39,204
American Express Co.	2,186	132,821

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

American International Group, Inc.	3,771	$199,448
American Tower Corp. REIT	1,001	113,724
American Water Works Co., Inc.	2,264	191,331
Ameriprise Financial, Inc.	624	56,066
AMETEK, Inc.	745	34,441
Amgen, Inc.	1,941	295,323
Amphenol Corp. Class A	506	29,009
Analog Devices, Inc.	1,287	72,896
Annaly Capital Management, Inc.	4,538	50,236
Anthem, Inc.	789	103,627
Aon PLC	510	55,707
Apple, Inc.	14,569	1,392,796
Applied Materials, Inc.	3,452	82,744
Ashland, Inc.	364	41,776
Assurant, Inc.	80	6,905
AT&T, Inc.	16,728	722,817
Atmos Energy Corp.	600	48,792
Autodesk, Inc. (a)	511	27,666
Automatic Data Processing, Inc.	1,287	118,237
AutoZone, Inc. (a)	91	72,239
AvalonBay Communities, Inc. REIT	377	68,007
Avery Dennison Corp.	585	43,729
Avnet, Inc.	587	23,779
Axalta Coating Systems, Ltd. (a)	871	23,108
Axis Capital Holdings, Ltd.	506	27,830
B/E Aerospace, Inc.	390	18,008
Baker Hughes, Inc.	2,376	107,229
Ball Corp. (d)	441	31,880
Ball Corp. (d)	174	12,386
Bank of America Corp.	28,246	374,824
Bank of New York Mellon Corp.	3,352	130,225
Baxter International, Inc.	1,517	68,599
BB&T Corp.	2,398	85,393
Becton Dickinson and Co.	581	98,532
Berkshire Hathaway, Inc. Class B (a)	1,688	244,406
Best Buy Co., Inc.	1,179	36,077
Biogen, Inc. (a)	624	150,896
BioMarin Pharmaceutical, Inc. (a)	350	27,230
BlackRock, Inc.	442	151,398
Boeing Co.	1,828	237,402
BorgWarner, Inc.	523	15,439
Boston Properties, Inc. REIT	299	39,438
Boston Scientific Corp. (a)	3,852	90,021
Bristol-Myers Squibb Co.	4,432	325,974
Brown-Forman Corp. Class B	562	56,065
C.H. Robinson Worldwide, Inc.	400	29,700
C.R. Bard, Inc.	195	45,856
CA, Inc.	1,749	57,420
Campbell Soup Co.	442	29,406
Capital One Financial Corp.	1,893	120,224
Cardinal Health, Inc.	1,179	91,974
CarMax, Inc. (a)	467	22,897
Caterpillar, Inc.	1,820	137,974
CBRE Group, Inc. Class A (a)	988	26,162
CBS Corp. Class B	1,287	70,064
Celanese Corp. Series A	962	62,963
Celgene Corp. (a)	2,106	207,715
Centene Corp. (a)	525	37,469
CenturyLink, Inc.	1,287	37,336

Cerner Corp. (a)	806	47,232
Charles Schwab Corp.	3,202	81,043
Charter Communications, Inc. Class A (a)	588	134,440
Cheniere Energy, Inc. (a)	2,854	107,168
Chevron Corp.	2,350	246,351
Chipotle Mexican Grill, Inc. (a)	78	31,415
Chubb, Ltd.	1,260	164,695
Church & Dwight Co., Inc.	200	20,578
Cigna Corp.	858	109,815
Cimarex Energy Co.	559	66,700
Cincinnati Financial Corp.	547	40,965
Cintas Corp.	217	21,294
Cisco Systems, Inc.	14,179	406,796
CIT Group, Inc.	540	17,231
Citigroup, Inc.	8,322	352,770
Citizens Financial Group, Inc.	2,057	41,099
Citrix Systems, Inc. (a)	416	33,317
Clorox Co.	217	30,031
CME Group, Inc.	897	87,368
Coach, Inc.	761	31,003
Coca-Cola Co.	12,059	546,634
Cognizant Technology Solutions Corp. Class A (a)	1,693	96,907
Colgate-Palmolive Co.	2,366	173,191
Columbia Pipeline Group, Inc.	3,910	99,666
Comcast Corp. Class A	6,670	434,817
Comerica, Inc.	549	22,580
ConAgra Foods, Inc.	500	23,905
Concho Resources, Inc. (a)	840	100,187
Consolidated Edison, Inc.	1,562	125,647
Constellation Brands, Inc. Class A	576	95,270
Cooper Cos., Inc.	130	22,304
Core Laboratories NV	386	47,822
Corning, Inc.	2,752	56,361
Costco Wholesale Corp.	1,277	200,540
Crown Castle International Corp. REIT	819	83,071
CSX Corp.	1,706	44,492
Cummins, Inc.	637	71,624
CVS Health Corp.	3,352	320,921
D.R. Horton, Inc.	1,287	40,515
Danaher Corp.	1,872	189,072
DaVita HealthCare Partners, Inc. (a)	325	25,129
Deere & Co.	896	72,612
DENTSPLY SIRONA, Inc.	657	40,760
Digital Realty Trust, Inc. REIT	300	32,697
Discover Financial Services	1,287	68,970
Discovery Communications, Inc. Class A (a)	1,187	29,948
Discovery Communications, Inc. Class C (a)	758	18,078
DISH Network Corp. Class A (a)	536	28,086
Dollar General Corp.	715	67,210
Dollar Tree, Inc. (a)	612	57,675
Domino’s Pizza, Inc.	100	13,138
Dover Corp.	689	47,762
Dow Chemical Co.	1,058	52,593
Dr. Pepper Snapple Group, Inc.	598	57,785
Duke Realty Corp.	700	18,662
Dun & Bradstreet Corp.	217	26,439

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

E*TRADE Financial Corp. (a)	867	$20,366
E.I. du Pont de Nemours & Co.	2,015	130,572
Eaton Corp. PLC	1,706	101,899
eBay, Inc. (a)	3,068	71,822
Ecolab, Inc.	1,493	177,070
Edison International	1,600	124,272
Edwards Lifesciences Corp. (a)	494	49,267
Electronic Arts, Inc. (a)	728	55,153
Eli Lilly & Co.	2,566	202,073
EMC Corp.	5,622	152,750
Emerson Electric Co.	2,166	112,979
Endo International PLC (a)	416	6,485
Envision Healthcare Holdings, Inc. (a)	631	16,008
EOG Resources, Inc.	1,287	107,362
Equifax, Inc.	467	59,963
Equinix, Inc. REIT	163	63,200
Equity Residential REIT	949	65,367
Essex Property Trust, Inc. REIT	222	50,636
Estee Lauder Cos., Inc. Class A	806	73,362
Everest Re Group, Ltd.	99	18,084
Eversource Energy	2,547	152,565
Expedia, Inc.	273	29,020
Expeditors International of Washington, Inc.	1,287	63,115
Express Scripts Holding Co. (a)	1,943	147,279
Extra Space Storage, Inc. REIT	400	37,016
Exxon Mobil Corp.	5,533	518,663
F5 Networks, Inc. (a)	169	19,239
Facebook, Inc. Class A (a)	5,960	681,109
Fastenal Co.	1,287	57,130
FedEx Corp.	232	35,213
Fidelity National Information Services, Inc.	879	64,765
Fifth Third Bancorp	2,566	45,136
Fiserv, Inc. (a)	637	69,261
FleetCor Technologies, Inc. (a)	169	24,189
Flowserve Corp.	611	27,599
Fluor Corp.	1,287	63,423
FMC Technologies, Inc. (a)	2,405	64,141
FNF Group	325	12,188
Foot Locker, Inc.	351	19,256
Ford Motor Co.	10,086	126,781
Fortinet, Inc. (a)	400	12,636
Fortune Brands Home & Security, Inc.	270	15,652
Franklin Resources, Inc.	1,287	42,947
Frontier Communications Corp.	2,566	12,676
Gap, Inc.	663	14,069
Garmin, Ltd.	351	14,889
General Dynamics Corp.	901	125,455
General Electric Co.	25,164	792,163
General Growth Properties, Inc. REIT	1,287	38,378
General Mills, Inc.	1,795	128,019
General Motors Co.	3,030	85,749
Genuine Parts Co.	300	30,375
Gilead Sciences, Inc.	3,552	296,308
Global Payments, Inc.	400	28,552
Goldman Sachs Group, Inc.	1,287	191,222
H&R Block, Inc.	1,287	29,601
Halliburton Co.	2,652	120,109
Hanesbrands, Inc.	936	23,522

Harley-Davidson, Inc.	585	26,501
Harman International Industries, Inc.	215	15,441
Harris Corp.	325	27,118
Hartford Financial Services Group, Inc.	1,432	63,552
Hasbro, Inc.	325	27,297
HCA Holdings, Inc. (a)	611	47,053
HCP, Inc. REIT	1,287	45,534
Helmerich & Payne, Inc.	1,298	87,135
Henry Schein, Inc. (a)	164	28,995
Hershey Co.	572	64,916
Hewlett Packard Enterprise Co.	5,138	93,871
HollyFrontier Corp.	389	9,247
Hologic, Inc. (a)	544	18,822
Home Depot, Inc.	3,418	436,444
Honeywell International, Inc.	1,949	226,708
Hormel Foods Corp.	700	25,620
Host Hotels & Resorts, Inc. REIT	2,387	38,693
HP, Inc.	4,086	51,279
Humana, Inc.	480	86,342
Huntington Bancshares, Inc.	1,287	11,506
IDEXX Laboratories, Inc. (a)	200	18,572
IHS, Inc. Class A (a)	208	24,047
Illinois Tool Works, Inc.	1,277	133,012
Illumina, Inc. (a)	351	49,273
Incyte Corp. (a)	473	37,831
Ingersoll-Rand PLC	897	57,121
Intel Corp.	13,055	428,204
Intercontinental Exchange, Inc.	299	76,532
International Business Machines Corp.	2,466	374,290
International Flavors & Fragrances, Inc.	712	89,762
Interpublic Group of Cos., Inc.	1,287	29,730
Intuit, Inc.	663	73,997
Intuitive Surgical, Inc. (a)	91	60,188
Invesco, Ltd.	1,687	43,086
Iron Mountain, Inc. REIT	568	22,623
J.M. Smucker Co.	467	71,175
Jacobs Engineering Group, Inc. (a)	687	34,219
Jazz Pharmaceuticals PLC (a)	156	22,044
Johnson & Johnson	7,300	885,490
Johnson Controls, Inc.	1,287	56,963
Jones Lang LaSalle, Inc.	200	19,490
JPMorgan Chase & Co.	9,973	619,722
Juniper Networks, Inc.	1,287	28,945
Kansas City Southern	351	31,622
Kellogg Co.	637	52,011
KeyCorp.	2,566	28,354
Kimberly-Clark Corp.	659	90,599
Kimco Realty Corp. REIT	1,287	40,386
Kinder Morgan, Inc.	8,026	150,247
KLA-Tencor Corp.	528	38,676
Kohl’s Corp.	429	16,268
Kraft Heinz Co.	1,859	164,484
Kroger Co.	1,590	58,496
L Brands, Inc.	598	40,144
L-3 Communications Holdings, Inc.	325	47,674
Laboratory Corp. of America Holdings (a)	217	28,269
Lam Research Corp.	523	43,963
Las Vegas Sands Corp.	1,287	55,972
Lennar Corp. Class A	549	25,309

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Level 3 Communications, Inc. (a)	787	$40,523
Liberty Braves Group Class C (a)	50	733
Liberty Interactive Corp. QVC Group Class A (a).	1,287	32,651
Liberty Property Trust REIT	500	19,860
Liberty SiriusXM Group Class C (a)	1,051	32,444
Lincoln National Corp.	1,287	49,897
Linear Technology Corp.	624	29,035
LinkedIn Corp. Class A (a)	260	49,205
LKQ Corp. (a)	579	18,354
Lockheed Martin Corp.	832	206,477
Loews Corp.	1,287	52,883
Lowe’s Cos., Inc.	2,266	179,399
lululemon athletica, Inc. (a)	300	22,158
LyondellBasell Industries NV Class A	536	39,889
M&T Bank Corp.	334	39,489
Macerich Co. REIT	217	18,530
Macy’s, Inc.	871	29,274
Mallinckrodt PLC (a)	299	18,173
ManpowerGroup, Inc.	585	37,639
Marathon Petroleum Corp.	679	25,775
Marsh & McLennan Cos., Inc.	924	63,257
Masco Corp.	1,287	39,820
MasterCard, Inc. Class A	2,782	244,983
Mattel, Inc.	1,287	40,270
Maxim Integrated Products, Inc.	650	23,199
McCormick & Co., Inc.	611	65,175
McDonald’s Corp.	2,465	296,638
McKesson Corp.	676	126,175
Mead Johnson Nutrition Co.	598	54,269
Medivation, Inc. (a)	400	24,120
MEDNAX, Inc. (a)	200	14,486
Medtronic PLC	4,235	367,471
Merck & Co., Inc.	7,500	432,075
MetLife, Inc.	3,252	129,527
MGM Resorts International (a)	1,192	26,975
Michael Kors Holdings, Ltd. (a)	562	27,808
Microchip Technology, Inc.	400	20,304
Micron Technology, Inc. (a)	2,566	35,308
Microsoft Corp.	19,495	997,559
Mid-America Apartment Communities, Inc.	200	21,280
Mobileye NV (a)	643	29,668
Molson Coors Brewing Co. Class B	542	54,812
Mondelez International, Inc. Class A	4,631	210,757
Monsanto Co.	1,589	164,319
Monster Beverage Corp. (a)	231	37,124
Moody’s Corp.	364	34,110
Morgan Stanley	5,404	140,396
Motorola Solutions, Inc.	223	14,711
Mylan NV (a)	1,287	55,650
Nasdaq, Inc.	467	30,201
National Oilwell Varco, Inc.	1,916	64,473
Navient Corp.	1,180	14,101
NetApp, Inc.	1,287	31,647
Netflix, Inc. (a)	1,201	109,868
New York Community Bancorp, Inc.	1,100	16,489
Newell Brands, Inc.	1,300	63,141
Newmont Mining Corp.	1,300	50,856
News Corp. Class A	1,326	15,050

Nielsen Holdings PLC	1,118	58,102
NIKE, Inc. Class B	3,752	207,110
Norfolk Southern Corp.	536	45,630
Northern Trust Corp.	650	43,069
Northrop Grumman Corp.	589	130,923
Norwegian Cruise Line Holdings, Ltd. (a)	378	15,060
Nuance Communications, Inc. (a)	1,287	20,116
NVIDIA Corp.	1,482	69,669
O’Reilly Automotive, Inc. (a)	273	74,010
Omnicom Group, Inc.	767	62,503
ONEOK, Inc.	1,667	79,099
Oracle Corp.	8,773	359,079
PACCAR, Inc.	1,287	66,757
Packaging Corp. of America	429	28,713
Palo Alto Networks, Inc. (a)	257	31,518
Parker-Hannifin Corp.	523	56,510
Paychex, Inc.	663	39,449
PayPal Holdings, Inc. (a)	3,151	115,043
PepsiCo, Inc.	3,993	423,018
Perrigo Co. PLC	377	34,183
Pfizer, Inc.	16,811	591,915
PG&E Corp.	2,564	163,891
Philip Morris International, Inc.	4,323	439,736
Phillips 66	875	69,423
Pioneer Natural Resources Co.	993	150,152
PNC Financial Services Group, Inc.	1,429	116,306
Polaris Industries, Inc.	143	11,692
PPG Industries, Inc.	1,326	138,103
Priceline Group, Inc. (a)	143	178,523
Principal Financial Group, Inc.	909	37,369
Procter & Gamble Co.	7,175	607,507
Progressive Corp.	1,287	43,115
Prologis, Inc. REIT	1,732	84,937
Prudential Financial, Inc.	1,742	124,274
Public Storage REIT	429	109,648
PulteGroup, Inc.	1,287	25,084
PVH Corp.	260	24,500
Qorvo, Inc. (a)	384	21,220
QUALCOMM, Inc.	4,421	236,833
Quest Diagnostics, Inc.	390	31,750
Ralph Lauren Corp.	221	19,806
Raymond James Financial, Inc.	351	17,304
Raytheon Co.	970	131,872
Realty Income Corp. REIT	793	55,003
Red Hat, Inc. (a)	364	26,426
Regeneron Pharmaceuticals, Inc. (a)	195	68,100
Regions Financial Corp.	5,138	43,724
ResMed, Inc.	325	20,550
Reynolds American, Inc.	2,672	144,101
Rite Aid Corp. (a)	2,400	17,976
Robert Half International, Inc.	429	16,371
Rockwell Automation, Inc.	637	73,140
Rockwell Collins, Inc.	536	45,635
Roper Technologies, Inc.	377	64,301
Ross Stores, Inc.	1,099	62,302
Royal Caribbean Cruises, Ltd.	217	14,572
S&P Global, Inc.	637	68,325
salesforce.com, Inc. (a)	1,822	144,685
SBA Communications Corp. Class A Class A (a)	395	42,636

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Schlumberger, Ltd.	4,751	$375,709
Scripps Networks Interactive, Inc. Class A	300	18,681
Seagate Technology PLC	728	17,734
Sealed Air Corp.	854	39,258
Sempra Energy	685	78,104
Sensata Technologies Holding NV (a)	562	19,608
ServiceNow, Inc. (a)	468	31,075
Sherwin-Williams Co.	406	119,230
Shire PLC	1,615	100,196
Shire PLC ADR	211	38,841
Signet Jewelers, Ltd.	195	16,070
Simon Property Group, Inc. REIT	832	180,461
Sirius XM Holdings, Inc. (a)	213	841
Skyworks Solutions, Inc.	493	31,197
SL Green Realty Corp. REIT	295	31,409
Snap-on, Inc.	260	41,033
Spectra Energy Corp.	3,634	133,113
Splunk, Inc. (a)	359	19,451
Sprint Corp. (a)	1,416	6,414
St. Jude Medical, Inc.	1,179	91,962
Stanley Black & Decker, Inc.	689	76,631
Staples, Inc.	2,566	22,119
Starbucks Corp.	4,120	235,334
State Street Corp. (e)	1,287	69,395
Stryker Corp.	1,087	130,255
SunTrust Banks, Inc.	1,687	69,302
Symantec Corp.	2,566	52,706
Synchrony Financial (a)	2,136	53,998
Synopsys, Inc. (a)	572	30,934
Sysco Corp.	1,857	94,224
T Rowe Price Group, Inc.	832	60,711
T-Mobile US, Inc. (a)	637	27,563
Target Corp.	1,287	89,858
TD Ameritrade Holding Corp.	1,179	33,572
TEGNA, Inc.	766	17,748
Tesla Motors, Inc. (a)	321	68,142
Texas Instruments, Inc.	2,566	160,760
Textron, Inc.	1,179	43,104
Thermo Fisher Scientific, Inc.	1,087	160,615
Thomson Reuters Corp.	650	26,161
Tiffany & Co.	416	25,226
Time Warner, Inc.	2,266	166,642
TJX Cos., Inc.	1,815	140,172
Toll Brothers, Inc. (a)	1,070	28,794
Total System Services, Inc.	433	22,997
Tractor Supply Co.	325	29,634
TransDigm Group, Inc. (a)	143	37,708
Travelers Cos., Inc.	962	114,517
Trimble Navigation, Ltd. (a)	1,287	31,351
TripAdvisor, Inc. (a)	299	19,226
Twenty-First Century Fox, Inc. Class A	3,349	90,590
Twenty-First Century Fox, Inc. Class B	986	26,869
Twitter, Inc. (a)	1,829	30,928
Tyco International PLC	1,485	63,261
Tyson Foods, Inc. Class A	300	20,037
UDR, Inc. REIT	800	29,536
Ulta Salon Cosmetics & Fragrance, Inc. (a)	108	26,313
Under Armour, Inc. Class A (a)	390	15,651
Under Armour, Inc. Class C (a)	393	14,297

Union Pacific Corp.	2,162	188,635
United Parcel Service, Inc. Class B	1,481	159,533
United Rentals, Inc. (a)	351	23,552
United Technologies Corp.	2,384	244,479
UnitedHealth Group, Inc.	2,712	382,934
Universal Health Services, Inc. Class B	217	29,100
Unum Group	1,287	40,914
US Bancorp	4,438	178,985
Valeant Pharmaceuticals International, Inc. (a)	806	16,167
Valero Energy Corp.	790	40,290
Valspar Corp.	400	43,212
Vantiv, Inc. Class A (a)	208	11,773
Varian Medical Systems, Inc. (a)	273	22,449
Ventas, Inc. REIT	1,002	72,966
VEREIT, Inc.	4,240	42,994
Verisk Analytics, Inc. (a)	403	32,675
Verizon Communications, Inc.	10,909	609,159
Vertex Pharmaceuticals, Inc. (a)	562	48,343
VF Corp.	949	58,354
Viacom, Inc. Class B	1,287	53,372
Visa, Inc. Class A	5,360	397,551
VMware, Inc. Class A (a)	234	13,389
Vornado Realty Trust REIT	296	29,636
Voya Financial, Inc.	1,168	28,920
W.W. Grainger, Inc.	247	56,131
WABCO Holdings, Inc. (a)	200	18,314
Wabtec Corp.	429	30,129
Wal-Mart Stores, Inc.	4,233	309,094
Walgreens Boots Alliance, Inc.	2,566	213,671
Walt Disney Co.	4,179	408,790
Waters Corp. (a)	221	31,084
Weatherford International PLC (a)	5,731	31,807
Wells Fargo & Co.	13,046	617,467
Welltower, Inc. REIT	1,181	89,957
Western Digital Corp.	837	39,557
Western Union Co.	1,287	24,685
WestRock Co.	517	20,096
Weyerhaeuser Co. REIT	1,400	41,678
Whirlpool Corp.	156	25,996
WhiteWave Foods Co. (a)	483	22,672
Whole Foods Market, Inc.	1,287	41,210
Williams Cos., Inc.	1,514	32,748
Willis Towers Watson PLC	226	28,094
Workday, Inc. Class A (a)	348	25,985
Wyndham Worldwide Corp.	260	18,520
Wynn Resorts, Ltd.	221	20,031
Xerox Corp.	3,852	36,555
Xilinx, Inc.	787	36,304
Xylem, Inc.	702	31,344
Yahoo!, Inc. (a)	2,566	96,379
Yum! Brands, Inc.	975	80,847
Zimmer Biomet Holdings, Inc.	598	71,987
Zoetis, Inc.	1,066	50,592

		49,200,146

TOTAL COMMON STOCKS (Cost $93,853,286)		91,121,141

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (f) (g) (Cost $24,080)		$24,080

TOTAL INVESTMENTS — 99.5% (Cost $93,877,366)		91,145,221
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		415,065

NET ASSETS — 100.0%		$91,560,286

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.1% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2016. Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(h)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,976,954	$—	$—		$1,976,954
Austria	26,734	—	—		26,734
Belgium	419,233	—	—		419,233
Bermuda	24,454	—	—		24,454
Brazil	753,041	—	—		753,041
Canada	3,154,824	—	—		3,154,824
Chile	177,352	—	—		177,352
China	2,171,730	567	—		2,172,297
Colombia	164,117	—	—		164,117
Denmark	586,976	—	—		586,976
Finland	340,799	—	—		340,799
France	2,654,753	—	—		2,654,753
Germany	2,461,792	—	—		2,461,792
Greece	24,476	—	—		24,476
Hong Kong	1,263,557	—	0	(a)	1,263,557
India	669,185	—	—		669,185
Indonesia	233,262	—	—		233,262

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Ireland	$151,405	$—	$—	$151,405
Israel	153,902	—	—	153,902
Italy	438,063	—	—	438,063
Japan	7,420,499	—	—	7,420,499
Luxembourg	24,889	—	—	24,889
Macau	14,210	—	—	14,210
Malaysia	326,017	—	—	326,017
Mexico	376,857	—	—	376,857
Netherlands	924,075	—	—	924,075
New Zealand	64,597	—	—	64,597
Norway	197,445	—	—	197,445
Peru	52,843	—	—	52,843
Philippines	119,264	—	—	119,264
Poland	71,943	—	—	71,943
Portugal	14,970	—	—	14,970
Qatar	106,507	—	—	106,507
Russia	286,616	—	—	286,616
Singapore	749,951	—	—	749,951
South Africa	602,057	—	—	602,057
South Korea	1,266,743	—	—	1,266,743
Spain	885,305	—	—	885,305
Sweden	816,825	—	—	816,825
Switzerland	2,799,191	—	—	2,799,191
Taiwan	1,006,533	—	—	1,006,533
Thailand	180,262	—	—	180,262
Turkey	46,515	—	—	46,515
United Arab Emirates	57,184	—	—	57,184
United Kingdom	5,662,521	—	—	5,662,521
United States	49,187,760	12,386	—	49,200,146
Short-Term Investment	24,080	—	—	24,080

TOTAL INVESTMENTS	$91,132,268	$12,953	$0	$91,145,221

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	147,924	$147,924	3,594,536	3,718,380	24,080	$24,080	$520	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI EM 50 ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
BRAZIL — 5.3%
Ambev SA ADR (a)	6,583	$38,906
Banco Bradesco SA Preference Shares ADR	3,867	30,201
Itau Unibanco Holding SA Preference Shares ADR	4,028	38,024

		107,131

CHINA — 41.2%
Alibaba Group Holding, Ltd. ADR (a) (b)	1,371	109,036
Baidu, Inc. ADR (b)	379	62,592
Bank of China, Ltd. Class H	111,196	44,290
China Construction Bank Corp. Class H	114,154	75,338
China Life Insurance Co., Ltd. Class H	11,000	23,566
China Mobile, Ltd.	8,355	95,472
China Overseas Land & Investment, Ltd.	6,000	18,948
China Petroleum & Chemical Corp. Class H	35,600	25,698
CNOOC, Ltd.	23,362	28,969
Ctrip.com International, Ltd. ADR (a) (b)	472	19,446
Industrial & Commercial Bank of China, Ltd. Class H	103,454	57,208
JD.com, Inc. ADR (a) (b)	963	20,444
NetEase, Inc. ADR	110	21,254
PetroChina Co., Ltd. Class H	28,812	19,646
Ping An Insurance Group Co. of China, Ltd. Class H	7,500	33,015
Tencent Holdings, Ltd.	7,784	176,691

		831,613

INDIA — 3.3%
ICICI Bank, Ltd. ADR	2,994	21,497
Infosys, Ltd. ADR (a)	2,574	45,946

		67,443

MALAYSIA — 0.9%
Public Bank Bhd	3,807	18,320

MEXICO — 3.2%
America Movil SAB de CV Class L ADR (a)	2,128	26,089
Fomento Economico Mexicano SAB de CV ADR	224	20,718
Grupo Televisa SAB ADR	674	17,551

		64,358

NETHERLANDS — 1.2%
Steinhoff International Holdings NV	4,044	23,270

RUSSIA — 5.2%
Gazprom PJSC ADR	7,738	33,351
Lukoil PJSC	598	24,978
Magnit PJSC	388	12,889
Sberbank of Russia PJSC ADR (c)	713	6,225
Sberbank of Russia PJSC ADR (c)	3,065	26,696

		104,139

SOUTH AFRICA — 7.4%
MTN Group, Ltd.	2,297	22,416
Naspers, Ltd. Class N	595	91,007
Sasol, Ltd.	777	21,072
Standard Bank Group, Ltd.	1,812	15,813

		150,308

SOUTH KOREA — 17.1%
Hyundai Mobis Co., Ltd.	94	20,565
Hyundai Motor Co. (b)	183	21,528
KB Financial Group, Inc. ADR	525	14,942
Kia Motors Corp.	355	13,314
Korea Electric Power Corp.	361	18,930
NAVER Corp.	39	24,040
POSCO ADR	383	17,043
Samsung Electronics Co., Ltd. GDR	277	172,017
Shinhan Financial Group Co., Ltd. ADR	595	19,480
SK Hynix, Inc.	803	22,587

		344,446

TAIWAN — 13.9%
Cathay Financial Holding Co., Ltd.	10,650	11,555
Chunghwa Telecom Co., Ltd. ADR (a)	480	17,424
Formosa Plastics Corp.	5,280	12,734
Hon Hai Precision Industry Co., Ltd. GDR	9,927	50,131
MediaTek, Inc.	2,000	15,128
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	6,630	173,905

		280,877

TOTAL COMMON STOCKS (Cost $2,375,661)		1,991,905

SHORT-TERM INVESTMENT — 10.1%
State Street Navigator Securities Lending Prime Portfolio (d) (e) (Cost $204,373)		204,373

TOTAL INVESTMENTS — 108.8% (Cost $2,580,034)		2,196,278
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(177,868)

NET ASSETS — 100.0%		$2,018,410

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
Amount is less than 0.05% of net assets.
(d)	Investment of cash collateral for securities loaned.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR MSCI EM 50 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$107,131	$—	$—	$107,131
China	831,613	—	—	831,613
India	67,443	—	—	67,443
Malaysia	18,320	—	—	18,320
Mexico	64,358	—	—	64,358
Netherlands	23,270	—	—	23,270
Russia	104,139	—	—	104,139
South Africa	150,308	—	—	150,308
South Korea	344,446	—	—	344,446
Taiwan	280,877	—	—	280,877
Short-Term Investment	204,373	—	—	204,373

TOTAL INVESTMENTS	$2,196,278	$—	$—	$2,196,278

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	7,182	$7,182	393,334	400,516	—	$—	$14	$—
State Street Navigator Securities Lending Prime Portfolio	428,141	428,141	1,948,461	2,172,229	204,373	204,373	708	—

See accompanying Notes to Schedule of Investments

SPDR MSCI EM Beyond BRIC ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
CHILE — 3.2%
AES Gener SA	3,116	$1,524
Aguas Andinas SA Class A	5,487	3,147
Banco de Chile	91,964	9,853
Banco Santander Chile ADR	467	9,046
Cencosud SA ADR (a)	759	6,793
Cia Cervecerias Unidas SA	287	3,357
Colbun SA	13,514	3,274
Embotelladora Andina SA Class B, Preference Shares	452	1,609
Empresa Nacional de Electricidad SA ADR	198	5,491
Empresas CMPC SA	683	1,421
Empresas COPEC SA	410	3,605
Endesa Americas SA ADR (a)	198	2,724
Enersis Americas SA ADR	656	5,628
Enersis Chile SA ADR	656	3,824
Itau CorpBanca	244,432	2,074
Latam Airlines Group SA ADR (a) (b)	733	4,838
SACI Falabella	834	6,359
Sociedad Quimica y Minera de Chile SA ADR	206	5,092

		79,659

COLOMBIA — 1.3%
Bancolombia SA ADR (a)	193	6,740
Cementos Argos SA	1,416	5,802
Ecopetrol SA ADR	449	4,292
Grupo Argos SA	520	3,307
Grupo de Inversiones Suramericana SA (c)	322	4,240
Grupo de Inversiones Suramericana SA Preference Shares (c)	185	2,390
Interconexion Electrica SA ESP	1,477	4,539

		31,310

CZECH REPUBLIC — 0.6%
CEZ A/S	358	6,086
Komercni banka A/S	180	6,719
O2 Czech Republic A/S	151	1,344

		14,149

EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	2,018	7,178
Global Telecom Holding SAE GDR (b)	2,245	4,153

		11,331

GREECE — 0.8%
Alpha Bank AE (b)	2,215	3,986
Eurobank Ergasias SA (b)	2,816	1,721
FF Group (b)	60	1,118
Hellenic Telecommunications Organization SA	474	4,250
JUMBO SA (b)	114	1,492
National Bank of Greece SA (b)	10,158	2,167
OPAP SA	432	2,985
Piraeus Bank SA (b)	11,892	2,127
Titan Cement Co. SA	55	1,130

		20,976

HUNGARY — 0.7%
MOL Hungarian Oil & Gas PLC	67	3,877
OTP Bank PLC	399	8,917
Richter Gedeon Nyrt	270	5,369

		18,163

INDONESIA — 6.9%
Adaro Energy Tbk PT	34,900	2,245
Astra International Tbk PT	34,900	19,547
Bank Central Asia Tbk PT	22,000	22,187
Bank Mandiri Persero Tbk PT	18,500	13,337
Bank Negara Indonesia Persero Tbk PT	16,000	6,297
Bank Rakyat Indonesia Persero Tbk PT	19,000	15,531
Charoen Pokphand Indonesia Tbk PT	18,000	5,109
Gudang Garam Tbk PT	500	2,611
Hanjaya Mandala Sampoerna Tbk PT	12,500	3,595
Indocement Tunggal Prakarsa Tbk PT	3,000	3,832
Indofood CBP Sukses Makmur Tbk PT	2,500	3,259
Indofood Sukses Makmur Tbk PT	7,500	4,115
Kalbe Farma Tbk PT	51,900	6,010
Lippo Karawaci Tbk PT	55,900	4,844
Matahari Department Store Tbk PT	3,100	4,692
Perusahaan Gas Negara Persero Tbk	26,000	4,605
Semen Indonesia Persero Tbk PT	5,500	3,892
Summarecon Agung Tbk PT	13,500	1,849
Surya Citra Media Tbk PT	14,200	3,547
Telekomunikasi Indonesia Persero Tbk PT	84,839	25,556
Tower Bersama Infrastructure Tbk PT	3,601	1,799
Unilever Indonesia Tbk PT	2,500	8,529
United Tractors Tbk PT	4,500	5,041
XL Axiata Tbk PT (b)	6,875	1,910

		173,939

MALAYSIA — 7.8%
AirAsia Bhd	2,200	1,419
Alliance Financial Group Bhd	3,500	3,499
AMMB Holdings Bhd	3,500	3,855
Axiata Group Bhd	4,877	6,811
British American Tobacco Malaysia Bhd	300	3,922
CIMB Group Holdings Bhd	6,029	6,535
Dialog Group Bhd	5,700	2,177
DiGi.Com Bhd	7,300	8,655
Felda Global Ventures Holdings Bhd	2,900	1,086
Gamuda Bhd	4,300	5,184
Genting Bhd	4,600	9,356
Genting Malaysia Bhd	7,100	7,837
Hartalega Holdings Bhd	1,100	1,181
Hong Leong Bank Bhd	1,508	4,930
IHH Healthcare Bhd	6,100	9,986
IJM Corp. Bhd	7,600	6,579
IOI Corp. Bhd	5,500	5,921
IOI Properties Group Bhd	3,148	1,835
Kuala Lumpur Kepong Bhd	1,000	5,770
Malayan Banking Bhd	6,631	13,389
Malaysia Airports Holdings Bhd	1,585	2,406
Maxis Bhd	3,200	4,675
Petronas Chemicals Group Bhd	4,100	6,722
Petronas Dagangan Bhd	500	2,902
Petronas Gas Bhd	1,300	7,094
PPB Group Bhd	1,400	5,730

See accompanying Notes to Schedule of Investments

SPDR MSCI EM Beyond BRIC ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Public Bank Bhd	2,860	$13,763
SapuraKencana Petroleum Bhd	8,300	3,026
Sime Darby Bhd	4,848	9,127
Telekom Malaysia Bhd	3,415	5,735
Tenaga Nasional Bhd	5,400	18,886
UMW Holdings Bhd	1,400	1,990
YTL Corp. Bhd	10,800	4,474

		196,457

MEXICO — 10.7%
Alfa SAB de CV Class A	5,372	9,166
America Movil SAB de CV Series L	55,241	33,595
Arca Continental SAB de CV	700	4,972
Cemex SAB de CV (b)	22,215	13,607
Coca-Cola Femsa SAB de CV Series L	995	8,178
El Puerto de Liverpool SAB de CV Series C1	300	3,139
Fibra Uno Administracion SA de CV REIT	3,106	6,542
Fomento Economico Mexicano SAB de CV	3,182	29,179
Gentera SAB de CV	1,839	3,241
Gruma SAB de CV Class B	300	4,290
Grupo Aeroportuario del Pacifico SAB de CV Class B	500	5,090
Grupo Aeroportuario del Sureste SAB de CV Class B	397	6,250
Grupo Bimbo SAB de CV Series A	3,683	11,423
Grupo Carso SAB de CV Series A1	1,393	5,892
Grupo Financiero Banorte SAB de CV Series O	4,578	25,439
Grupo Financiero Inbursa SAB de CV Series O	4,977	8,363
Grupo Financiero Santander Mexico SAB de CV Class B	3,982	7,153
Grupo Lala SAB de CV	584	1,270
Grupo Mexico SAB de CV Series B	4,464	10,426
Grupo Televisa SAB Series CPO	4,174	21,590
Industrias Penoles SAB de CV	304	7,176
Kimberly-Clark de Mexico SAB de CV Class A	3,683	8,610
Mexichem SAB de CV	2,488	5,212
OHL Mexico SAB de CV (b)	1,266	1,530
Promotora y Operadora de Infraestructura SAB de CV	549	6,740
Wal-Mart de Mexico SAB de CV	8,391	19,971

		268,044

NETHERLANDS — 1.0%
Steinhoff International Holdings NV	4,117	23,690

PERU — 1.0%
Cia de Minas Buenaventura SAA ADR (b)	161	1,924
Credicorp, Ltd.	132	20,371
Southern Copper Corp.	98	2,644

		24,939

PHILIPPINES — 4.1%
Aboitiz Equity Ventures, Inc.	5,790	9,593
Ayala Corp.	520	9,384
Ayala Land, Inc.	15,000	12,370
Bank of the Philippine Islands	1,490	3,082
BDO Unibank, Inc.	3,400	8,094

Energy Development Corp.	11,600	1,361
Globe Telecom, Inc.	75	3,781
GT Capital Holdings, Inc.	170	5,203
International Container Terminal Services, Inc.	1,790	2,340
JG Summit Holdings, Inc.	3,760	6,873
Jollibee Foods Corp.	1,570	8,076
Philippine Long Distance Telephone Co	115	5,255
Security Bank Corp.	720	2,937
SM Investments Corp.	400	8,221
SM Prime Holdings, Inc.	14,500	8,414
Universal Robina Corp.	1,980	8,754

		103,738

POLAND — 2.7%
Alior Bank SA (b) (c)	91	1,201
Alior Bank SA (b) (c)	70	926
Bank Pekao SA	281	9,722
Bank Zachodni WBK SA	41	2,719
Cyfrowy Polsat SA (b)	346	1,921
Eurocash SA	111	1,292
Grupa Azoty SA	80	1,389
KGHM Polska Miedz SA	314	5,231
LPP SA	1	1,272
mBank SA (b)	39	3,042
Orange Polska SA	1,857	2,377
PGE Polska Grupa Energetyczna SA	1,662	4,959
Polski Koncern Naftowy Orlen SA	570	9,936
Polskie Gornictwo Naftowe i Gazownictwo SA	3,304	4,671
Powszechna Kasa Oszczednosci Bank Polski SA (b)	1,773	10,419
Powszechny Zaklad Ubezpieczen SA	874	6,299
Tauron Polska Energia SA	1,624	1,164

		68,540

QATAR — 2.4%
Barwa Real Estate Co	117	1,060
Commercial Bank QSC	157	1,595
Doha Bank QSC	115	1,116
Ezdan Holding Group QSC	1,397	6,879
Industries Qatar QSC	267	7,186
Masraf Al Rayan QSC	684	6,387
Ooredoo QSC	122	2,962
Qatar Electricity & Water Co. QSC	96	5,484
Qatar Gas Transport Co., Ltd.	302	1,908
Qatar Insurance Co. SAQ	282	5,708
Qatar Islamic Bank SAQ	180	4,745
Qatar National Bank SAQ	318	12,226
Vodafone Qatar QSC	974	2,830

		60,086

ROMANIA — 0.2%
New Europe Property Investments PLC	335	3,843

SOUTH AFRICA — 14.1%
Anglo American Platinum, Ltd. (b)	75	1,881
AngloGold Ashanti, Ltd. (b)	578	10,561
Aspen Pharmacare Holdings, Ltd. (b)	498	12,319
Barclays Africa Group, Ltd.	577	5,677
Bid Corp., Ltd. (b)	92	1,734

See accompanying Notes to Schedule of Investments

SPDR MSCI EM Beyond BRIC ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Bidvest Group, Ltd.	565	$5,351
Brait SE (a) (b)	409	3,908
Capitec Bank Holdings, Ltd. (a)	35	1,422
Discovery, Ltd.	520	4,350
Exxaro Resources, Ltd. (a)	233	1,073
FirstRand, Ltd.	4,711	14,424
Fortress Income Fund, Ltd.	1,364	3,338
Foschini Group, Ltd. (a)	503	4,774
Gold Fields, Ltd.	1,010	4,915
Growthpoint Properties, Ltd.	3,763	6,598
Hyprop Investments, Ltd.	250	2,217
Impala Platinum Holdings, Ltd. (b)	962	3,100
Imperial Holdings, Ltd.	349	3,562
Investec, Ltd. (a)	250	1,539
Life Healthcare Group Holdings, Ltd.	1,085	2,682
MMI Holdings, Ltd.	2,293	3,545
Mondi, Ltd.	161	2,948
Mr. Price Group, Ltd. (a)	402	5,662
MTN Group, Ltd.	2,258	22,036
Naspers, Ltd. Class N	625	95,595
Nedbank Group, Ltd.	365	4,646
Netcare, Ltd. (a)	571	1,216
Pioneer Foods Group, Ltd.	123	1,450
PSG Group, Ltd.	78	1,033
Rand Merchant Investment Holdings, Ltd.	998	2,808
Redefine Properties, Ltd.	7,008	5,417
Remgro, Ltd.	713	12,398
Resilient REIT, Ltd.	423	3,807
RMB Holdings, Ltd.	1,100	4,225
Sanlam, Ltd.	2,269	9,352
Sappi, Ltd. (b)	489	2,286
Sasol, Ltd.	803	21,777
Shoprite Holdings, Ltd.	752	8,540
Sibanye Gold, Ltd.	1,112	3,806
SPAR Group, Ltd.	360	4,966
Standard Bank Group, Ltd.	1,556	13,578
Telkom SA SOC, Ltd.	323	1,462
Tiger Brands, Ltd.	232	5,743
Truworths International, Ltd.	611	3,580
Tsogo Sun Holdings, Ltd.	884	1,605
Vodacom Group, Ltd. (a)	668	7,658
Woolworths Holdings, Ltd.	1,469	8,428

		354,992

SOUTH KOREA — 14.9%
Amorepacific Corp.	30	11,238
Amorepacific Group	30	4,363
Celltrion, Inc. (b)	36	3,004
Cheil Worldwide, Inc.	110	1,614
CJ CheilJedang Corp.	6	2,024
CJ Corp.	11	1,929
Coway Co., Ltd.	40	3,629
Daelim Industrial Co., Ltd.	19	1,254
E-MART, Inc.	27	4,055
GS Engineering & Construction Corp. (b)	50	1,205
Hana Financial Group, Inc.	140	2,826
Hankook Tire Co., Ltd.	99	4,383
Hanmi Pharm Co., Ltd.	4	2,452
Hanmi Science Co., Ltd.	10	1,328

Hanssem Co., Ltd.	10	1,380
Hotel Shilla Co., Ltd.	30	1,768
Hyosung Corp.	26	2,810
Hyundai Development Co-Engineering & Construction	50	1,717
Hyundai Engineering & Construction Co., Ltd.	91	2,635
Hyundai Glovis Co., Ltd.	15	2,233
Hyundai Heavy Industries Co., Ltd. (b)	43	3,938
Hyundai Mobis Co., Ltd.	49	10,720
Hyundai Motor Co. (b) (c)	110	12,940
Hyundai Motor Co. Preference Shares (c)	38	3,118
Hyundai Steel Co.	83	3,304
Hyundai Wia Corp.	10	774
Industrial Bank of Korea	210	2,033
Kakao Corp.	23	1,859
Kangwon Land, Inc.	90	3,258
KB Financial Group, Inc. ADR	297	8,453
KEPCO Plant Service & Engineering Co., Ltd.	20	1,125
Kia Motors Corp.	192	7,201
Korea Aerospace Industries, Ltd.	30	1,906
Korea Electric Power Corp. ADR	386	10,009
KT&G Corp.	90	10,665
LG Chem, Ltd.	40	9,029
LG Corp.	73	4,037
LG Display Co., Ltd. ADR	373	4,323
LG Electronics, Inc.	92	4,305
LG Household & Health Care, Ltd.	8	7,758
LG Innotek Co., Ltd.	20	1,368
Lotte Chemical Corp.	12	2,948
Lotte Shopping Co., Ltd.	11	1,934
Mirae Asset Daewoo Co., Ltd.	50	338
NAVER Corp.	21	12,944
NCSoft Corp.	7	1,434
Orion Corp.	2	1,636
POSCO ADR	223	9,923
S-1 Corp.	14	1,313
S-Oil Corp.	54	3,549
Samsung C&T Corp.	52	5,553
Samsung Electro-Mechanics Co., Ltd.	44	1,914
Samsung Electronics Co., Ltd. GDR (c)	132	81,972
Samsung Electronics Co., Ltd. GDR (c)	40	20,240
Samsung Fire & Marine Insurance Co., Ltd.	23	5,262
Samsung Heavy Industries Co., Ltd. (b)	210	1,670
Samsung Life Insurance Co., Ltd.	61	5,322
Samsung SDI Co., Ltd.	44	4,126
Samsung SDS Co., Ltd.	20	2,492
Samsung Securities Co., Ltd.	44	1,348
Shinhan Financial Group Co., Ltd. ADR	296	9,691
SK Holdings Co., Ltd.	28	4,922
SK Hynix, Inc.	410	11,533
SK Innovation Co., Ltd.	51	6,221
SK Telecom Co., Ltd.	17	3,181
Woori Bank	403	3,331

		374,767

TAIWAN — 15.0%
Advanced Semiconductor Engineering, Inc. ADR (a)	1,381	7,706

See accompanying Notes to Schedule of Investments

SPDR MSCI EM Beyond BRIC ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Asia Cement Corp.	5,120	$4,428
AU Optronics Corp. ADR	902	3,148
Catcher Technology Co., Ltd.	1,000	7,362
Cathay Financial Holding Co., Ltd.	6,450	6,998
Chang Hwa Commercial Bank, Ltd.	8,731	4,533
Cheng Shin Rubber Industry Co., Ltd.	2,000	4,191
China Development Financial Holding Corp.	12,000	2,890
China Steel Corp.	13,260	8,591
Chunghwa Telecom Co., Ltd. ADR	189	6,861
Compal Electronics, Inc.	7,000	4,394
CTBC Financial Holding Co., Ltd.	17,934	9,368
Delta Electronics, Inc.	2,105	10,179
E.Sun Financial Holding Co., Ltd.	10,915	6,429
Far Eastern New Century Corp.	7,282	5,418
Far EasTone Telecommunications Co., Ltd. (b)	2,000	4,830
First Financial Holding Co., Ltd.	5,781	3,029
Formosa Chemicals & Fibre Corp.	3,000	7,533
Formosa Plastics Corp.	4,000	9,647
Foxconn Technology Co., Ltd.	1,000	2,337
Fubon Financial Holding Co., Ltd.	7,000	8,170
Hon Hai Precision Industry Co., Ltd. GDR	5,914	29,866
HTC Corp.	1,000	3,208
Hua Nan Financial Holdings Co., Ltd.	10,938	5,662
Innolux Corp.	7,000	2,343
Inotera Memories, Inc. (b)	4,000	3,112
Inventec Corp.	2,000	1,417
Lite-On Technology Corp.	4,040	5,523
MediaTek, Inc.	1,000	7,564
Mega Financial Holding Co., Ltd.	12,974	9,773
Nan Ya Plastics Corp.	5,000	9,455
Pegatron Corp.	1,000	2,102
Pou Chen Corp.	4,000	5,338
Quanta Computer, Inc.	4,000	7,564
Siliconware Precision Industries Co., Ltd. ADR	499	3,822
SinoPac Financial Holdings Co., Ltd.	18,345	5,408
Taishin Financial Holding Co., Ltd.	15,886	6,106
Taiwan Cement Corp.	5,000	4,968
Taiwan Cooperative Financial Holding Co., Ltd.	6,098	2,684
Taiwan Mobile Co., Ltd.	2,000	6,975
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	4,043	106,048
Teco Electric and Machinery Co., Ltd.	2,000	1,680
Uni-President Enterprises Corp.	4,534	8,925
United Microelectronics Corp.	18,000	7,031
Yuanta Financial Holding Co., Ltd.	7,568	2,440

		377,056

THAILAND — 5.7%
Advanced Info Service PCL	1,678	7,545
Airports of Thailand PCL	779	8,646
Bangkok Bank PCL NVDR	523	2,359
Bangkok Dusit Medical Services PCL	4,600	3,129
BEC World PCL	3,300	2,141
Bumrungrad Hospital PCL	608	3,158
Central Pattana PCL	3,900	6,631
Charoen Pokphand Foods PCL	7,200	5,891
CP ALL PCL	9,600	13,728

Delta Electronics Thailand PCL NVDR	900	1,748
Energy Absolute PCL NVDR	2,900	1,758
Indorama Ventures PCL	3,400	2,806
IRPC PCL NVDR	18,400	2,492
Kasikornbank PCL	3,100	15,218
Krung Thai Bank PCL	11,100	5,149
Minor International PCL	4,378	4,983
PTT Exploration & Production PCL	2,900	6,850
PTT Global Chemical PCL	3,800	6,407
PTT PCL	1,700	15,142
Siam Cement PCL NVDR	820	11,107
Siam Commercial Bank PCL	3,066	12,128
True Corp. PCL NVDR	22,118	4,532

		143,548

TURKEY — 3.6%
Akbank TAS	3,401	9,734
Anadolu Efes Biracilik Ve Malt Sanayii A/S	485	3,280
BIM Birlesik Magazalar A/S	395	7,699
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,040	4,018
Eregli Demir ve Celik Fabrikalari TAS	3,015	4,257
Haci Omer Sabanci Holding A/S	2,002	6,558
KOC Holding A/S	1,639	7,478
TAV Havalimanlari Holding A/S	160	686
Tofas Turk Otomobil Fabrikasi A/S	428	3,519
Tupras Turkiye Petrol Rafinerileri A/S	274	6,074
Turk Hava Yollari AO (b)	1,693	3,368
Turkcell Iletisim Hizmetleri A/S (b)	1,728	6,352
Turkiye Garanti Bankasi A/S	4,534	11,951
Turkiye Halk Bankasi A/S	887	2,634
Turkiye Is Bankasi	4,152	6,584
Turkiye Vakiflar Bankasi TAO Class D	2,626	4,118
Ulker Biskuvi Sanayi A/S	226	1,650

		89,960

UNITED ARAB EMIRATES — 2.2%
Abu Dhabi Commercial Bank PJSC	4,499	7,410
Aldar Properties PJSC	5,839	4,276
Arabtec Holding PJSC (b)	3,161	1,170
DP World, Ltd.	239	3,965
Dubai Financial Market PJSC	4,897	1,680
Dubai Islamic Bank PJSC	1,028	1,430
Emaar Malls Group PJSC	6,226	4,780
Emaar Properties PJSC	5,580	9,419
Emirates Telecommunications Group Co. PJSC	2,778	14,332
First Gulf Bank PJSC	1,190	4,082
National Bank of Abu Dhabi PJSC	1,346	3,540

		56,084

TOTAL COMMON STOCKS (Cost $2,973,288)		2,495,271

SHORT-TERM INVESTMENT — 3.1%
State Street Navigator Securities Lending Prime Portfolio (d) (e) (Cost $78,215)		78,215

TOTAL INVESTMENTS — 102.5% (Cost $3,051,503)		2,573,486
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(61,884)

NET ASSETS — 100.0%		$2,511,602

See accompanying Notes to Schedule of Investments

SPDR MSCI EM Beyond BRIC ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investment of cash collateral for securities loaned.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chile	$79,659	$—	$—	$79,659
Colombia	31,310	—	—	31,310
Czech Republic	14,149	—	—	14,149
Egypt	11,331	—	—	11,331
Greece	20,976	—	—	20,976
Hungary	18,163	—	—	18,163
Indonesia	173,939	—	—	173,939
Malaysia	196,457	—	—	196,457
Mexico	268,044	—	—	268,044
Netherlands	23,690	—	—	23,690
Peru	24,939	—	—	24,939
Philippines	103,738	—	—	103,738
Poland	68,540	—	—	68,540
Qatar	60,086	—	—	60,086
Romania	3,843	—	—	3,843
South Africa	354,992	—	—	354,992
South Korea	374,767	—	—	374,767
Taiwan	377,056	—	—	377,056
Thailand	143,548	—	—	143,548
Turkey	89,960	—	—	89,960
United Arab Emirates	56,084	—	—	56,084
Short-Term Investment	78,215	—	—	78,215

TOTAL INVESTMENTS	$2,573,486	$—	$—	$2,573,486

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,195	$3,195	146,514	149,709	—	$—	$9	$—
State Street Navigator Securities Lending Prime Portfolio	97,002	97,002	420,582	439,369	78,215	78,215	288	—

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 5.6%
AGL Energy, Ltd.	1,051	$15,096
Amcor, Ltd.	649	7,215
ASX, Ltd.	116	3,953
Australia & New Zealand Banking Group, Ltd.	562	10,093
BHP Billiton PLC	587	7,398
BHP Billiton, Ltd.	667	9,263
Brambles, Ltd.	820	7,565
Cochlear, Ltd.	37	3,341
Commonwealth Bank of Australia	332	18,385
CSL, Ltd.	330	27,565
GPT Group REIT	1,890	7,614
Healthscope, Ltd.	2,581	5,496
Insurance Australia Group, Ltd.	639	2,593
LendLease Group	274	2,571
Macquarie Group, Ltd.	47	2,411
Medibank Pvt, Ltd.	1,146	2,517
National Australia Bank, Ltd.	456	8,635
QBE Insurance Group, Ltd.	324	2,516
Ramsay Health Care, Ltd.	54	2,885
REA Group, Ltd.	61	2,702
Scentre Group REIT	2,471	9,052
SEEK, Ltd.	241	2,729
Sonic Healthcare, Ltd.	896	14,377
Stockland REIT	1,179	4,135
Suncorp Group, Ltd.	309	2,802
Telstra Corp., Ltd.	8,088	33,484
Transurban Group Stapled Security	1,312	11,713
Vicinity Centres REIT	4,756	11,757
Wesfarmers, Ltd.	599	17,885
Westfield Corp.	851	6,748
Westpac Banking Corp.	515	11,274
Woodside Petroleum, Ltd.	205	4,097
Woolworths, Ltd.	1,216	18,915

		298,782

AUSTRIA — 0.1%
OMV AG	102	2,857

BELGIUM — 1.7%
Ageas	60	2,065
Anheuser-Busch InBev SA	364	47,556
Colruyt SA	202	11,125
Delhaize Group	25	2,626
Groupe Bruxelles Lambert SA	33	2,693
KBC Group NV (a)	44	2,147
Proximus SADP	349	11,040
Solvay SA	27	2,501
UCB SA	94	7,018

		88,771

DENMARK — 2.8%
AP Moeller — Maersk A/S Class B	3	3,900
Carlsberg A/S Class B	29	2,748
Coloplast A/S Class B	159	11,817
Danske Bank A/S	104	2,724
DSV A/S	115	4,812
Genmab A/S (a)	21	3,794
Novo Nordisk A/S Class B	1,570	83,953
Novozymes A/S Class B	131	6,252

Pandora A/S	72	9,751
TDC A/S	825	4,022
Tryg A/S	370	6,575
William Demant Holding A/S (a)	450	8,735

		149,083

FINLAND — 0.7%
Elisa Oyj	80	3,057
Fortum Oyj	114	1,821
Kone Oyj Class B	235	10,769
Nokian Renkaat Oyj	71	2,527
Orion Oyj Class B	79	3,054
Sampo Oyj Class A	214	8,685
UPM-Kymmene Oyj	144	2,624
Wartsila Oyj Abp	91	3,695

		36,232

FRANCE — 6.5%
Aeroports de Paris	84	9,241
Air Liquide SA	200	20,899
Airbus Group SE	340	19,540
AXA SA	510	10,088
BNP Paribas SA	339	14,972
Bureau Veritas SA	149	3,146
Cap Gemini SA	29	2,519
Carrefour SA	121	2,986
Casino Guichard Perrachon SA	56	3,124
Cie de Saint-Gobain	103	3,931
Cie Generale des Etablissements Michelin	99	9,372
Credit Agricole SA	569	4,779
Danone SA	147	10,355
Dassault Systemes	158	11,985
Engie SA	381	6,142
Essilor International SA	113	14,920
Eutelsat Communications SA	160	3,026
Hermes International	22	8,235
Iliad SA	16	3,244
Kering	15	2,424
L’Oreal SA	173	33,057
Legrand SA	130	6,688
LVMH Moet Hennessy Louis Vuitton SE	144	21,757
Orange SA	321	5,226
Pernod Ricard SA	21	2,335
Peugeot SA (a)	254	3,052
Publicis Groupe SA	96	6,456
Renault SA	53	4,030
Safran SA	39	2,639
Sanofi	188	15,648
Schneider Electric SE	76	4,480
SCOR SE	357	10,639
Societe BIC SA	19	2,680
Societe Generale SA	301	9,433
Sodexo SA	66	7,095
Thales SA	26	2,167
TOTAL SA	497	23,952
Unibail-Rodamco SE	12	3,115
Valeo SA	135	6,019
Vinci SA	74	5,236
Vivendi SA	246	4,619

		345,251

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

GERMANY — 7.2%
adidas AG	25	$3,568
Allianz SE	80	11,358
BASF SE	492	37,518
Bayer AG	423	42,294
Bayerische Motoren Werke AG	70	5,116
Beiersdorf AG	146	13,769
Commerzbank AG	605	3,914
Continental AG	71	13,354
Daimler AG	269	15,994
Deutsche Bank AG (a)	542	7,421
Deutsche Boerse AG	38	3,105
Deutsche Lufthansa AG	164	1,918
Deutsche Post AG	548	15,327
Deutsche Telekom AG	438	7,435
E.ON SE	1,098	11,010
Fresenius Medical Care AG & Co. KGaA	163	14,130
Fresenius SE & Co. KGaA	98	7,166
Fuchs Petrolub SE Preference Shares	54	2,117
Hannover Rueck SE	35	3,648
HeidelbergCement AG	30	2,249
Henkel AG & Co. KGaA	135	14,528
Henkel AG & Co. KGaA, Preference Shares	86	10,467
HUGO BOSS AG	50	2,827
Infineon Technologies AG	205	2,955
Linde AG	30	4,178
MAN SE	102	10,413
Merck KGaA	64	6,474
METRO AG	147	4,486
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	88	14,689
Porsche Automobil Holding SE Preference Shares	121	5,556
ProSiebenSat.1 Media SE	107	4,662
RWE AG (a)	403	6,353
SAP SE	440	32,829
Siemens AG	102	10,404
ThyssenKrupp AG	156	3,121
TUI AG	917	10,438
United Internet AG	78	3,223
Volkswagen AG, Preference Shares	110	13,235

		383,249

HONG KONG — 4.5%
AIA Group, Ltd.	1,223	7,307
Bank of East Asia, Ltd.	465	1,786
BOC Hong Kong Holdings, Ltd.	1,036	3,098
Cheung Kong Infrastructure Holdings, Ltd.	2,000	17,195
Cheung Kong Property Holdings, Ltd.	1,141	7,118
CK Hutchison Holdings, Ltd.	1,000	10,898
CLP Holdings, Ltd.	2,500	25,458
Hang Seng Bank, Ltd.	1,629	27,780
HK Electric Investments & HK Electric Investments, Ltd. (b)	8,540	7,959
HKT Trust & HKT, Ltd.	7,540	10,866
Hong Kong & China Gas Co., Ltd.	6,424	11,709
Hong Kong Exchanges and Clearing, Ltd.	715	17,290
Li & Fung, Ltd.	6,000	2,892
Link REIT	1,000	6,806
MTR Corp., Ltd.	4,076	20,595

New World Development Co., Ltd.	4,180	4,230
Noble Group, Ltd. (a)	10,000	1,486
PCCW, Ltd.	10,000	6,703
Power Assets Holdings, Ltd.	2,000	18,317
Sands China, Ltd.	1,600	5,352
Swire Pacific, Ltd. Class A	1,000	11,292
Techtronic Industries Co., Ltd.	1,000	4,157
Yue Yuen Industrial Holdings, Ltd.	2,500	9,877

		240,171

IRELAND — 0.8%
CRH PLC	100	2,888
Experian PLC	499	9,419
Kerry Group PLC Class A	255	22,624
Paddy Power Betfair PLC	32	3,360
Ryanair Holdings PLC ADR	106	7,371

		45,662

ISRAEL — 1.0%
Azrieli Group, Ltd.	85	3,611
Bank Hapoalim BM	2,760	13,904
Bank Leumi Le-Israel BM (a)	2,385	8,379
Bezeq The Israeli Telecommunication Corp., Ltd.	3,417	6,774
Check Point Software Technologies, Ltd. (a)	67	5,339
Mizrahi Tefahot Bank, Ltd.	482	5,557
Teva Pharmaceutical Industries, Ltd.	206	10,350

		53,914

ITALY — 1.0%
Assicurazioni Generali SpA	406	4,759
Enel SpA	2,112	9,338
Eni SpA	764	12,324
EXOR SpA	72	2,638
Ferrari NV	64	2,606
Intesa Sanpaolo SpA	2,495	4,718
Luxottica Group SpA	73	3,539
Snam SpA	454	2,703
Telecom Italia SpA/Milano (a)(c)	3,122	2,001
Telecom Italia SpA/Milano (a)(c)	2,496	2,038
UniCredit SpA	2,047	4,480

		51,144

JAPAN — 22.8%
ABC-Mart, Inc.	100	6,677
Aeon Co., Ltd.	200	3,092
Ajinomoto Co., Inc.	200	4,691
ANA Holdings, Inc.	4,000	11,354
Aozora Bank, Ltd.	3,000	10,352
Asahi Group Holdings, Ltd.	200	6,445
Asics Corp.	200	3,345
Astellas Pharma, Inc.	1,900	29,632
Benesse Holdings, Inc.	200	4,681
Bridgestone Corp.	600	19,119
Canon, Inc.	1,000	28,390
Chubu Electric Power Co., Inc.	200	2,824
Concordia Financial Group, Ltd. (a)	1,100	4,276
Dai-ichi Life Insurance Co., Ltd.	408	4,482
Daiichi Sankyo Co., Ltd.	306	7,378
Denso Corp.	100	3,487
East Japan Railway Co.	200	18,390

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Eisai Co., Ltd.	100	$5,544
FamilyMart Co., Ltd.	200	12,184
FANUC Corp.	100	16,118
Fuji Heavy Industries, Ltd.	400	13,561
Hitachi, Ltd.	2,000	8,264
Honda Motor Co., Ltd.	400	10,030
Hoya Corp.	200	7,084
Inpex Corp.	400	3,093
Isuzu Motors, Ltd.	400	4,868
ITOCHU Corp.	714	8,627
Japan Airlines Co., Ltd.	400	12,836
Japan Exchange Group, Inc.	406	4,622
Japan Post Bank Co., Ltd.	500	5,844
Japan Prime Realty Investment Corp.	2	8,597
Japan Real Estate Investment Corp.	1	6,180
Japan Retail Fund Investment Corp. REIT	6	15,329
Japan Tobacco, Inc.	600	23,996
JFE Holdings, Inc.	300	3,845
JX Holdings, Inc.	1,232	4,788
Kakaku.com, Inc.	200	3,948
Kao Corp.	400	23,117
KDDI Corp.	1,118	33,925
Kirin Holdings Co., Ltd.	500	8,397
Komatsu, Ltd.	200	3,450
Kubota Corp.	200	2,666
Kyowa Hakko Kirin Co., Ltd.	200	3,384
Lawson, Inc.	200	15,927
LIXIL Group Corp.	200	3,285
M3, Inc.	200	6,921
Marubeni Corp.	1,600	7,166
Mazda Motor Corp.	200	2,649
McDonald’s Holdings Co., Japan, Ltd.	200	5,449
Miraca Holdings, Inc.	200	8,617
Mitsubishi Chemical Holdings Corp.	600	2,718
Mitsubishi Corp.	600	10,457
Mitsubishi Heavy Industries, Ltd.	1,000	3,971
Mitsubishi Motors Corp.	600	2,743
Mitsubishi Tanabe Pharma Corp.	613	11,012
Mitsubishi UFJ Financial Group, Inc.	5,300	23,553
Mitsui & Co., Ltd.	800	9,463
Mizuho Financial Group, Inc.	16,900	24,430
MS&AD Insurance Group Holdings, Inc.	200	5,111
Murata Manufacturing Co., Ltd.	100	11,093
Nabtesco Corp.	200	4,733
Nagoya Railroad Co., Ltd.	2,000	11,249
NEC Corp.	2,000	4,620
Nippon Building Fund, Inc.	1	6,170
Nippon Paint Holdings Co., Ltd.	100	2,439
Nippon Prologis, Inc. REIT	5	12,233
Nippon Steel & Sumitomo Metal Corp.	300	5,726
Nippon Telegraph & Telephone Corp.	800	37,431
Nippon Yusen KK	2,000	3,490
Nissan Motor Co., Ltd.	616	5,512
Nissin Foods Holdings Co., Ltd.	200	10,898
Nitori Holdings Co., Ltd.	100	12,028
Nitto Denko Corp.	100	6,274
Nomura Holdings, Inc.	1,300	4,628
Nomura Real Estate Master Fund, Inc.	11	17,445
Nomura Research Institute, Ltd.	200	7,291
NTT DOCOMO, Inc.	722	19,470

Oracle Corp. Japan	200	10,625
Oriental Land Co., Ltd.	200	12,914
ORIX Corp.	300	3,825
Osaka Gas Co., Ltd.	2,000	7,650
Otsuka Corp.	200	9,309
Otsuka Holdings Co., Ltd.	600	27,599
Panasonic Corp.	400	3,435
Park24 Co., Ltd.	200	6,852
Recruit Holdings Co., Ltd.	335	12,196
Resona Holdings, Inc.	1,300	4,714
Ricoh Co., Ltd.	300	2,585
Sankyo Co., Ltd.	200	7,467
Santen Pharmaceutical Co., Ltd.	400	6,238
Secom Co., Ltd.	200	14,725
Sekisui House, Ltd.	200	3,469
Seven & i Holdings Co., Ltd.	100	4,173
Seven Bank, Ltd.	700	2,156
Shimamura Co., Ltd.	100	14,797
Shimano, Inc.	100	15,138
Shionogi & Co., Ltd.	100	5,427
SoftBank Group Corp.	200	11,286
Sony Corp.	200	5,825
Sumitomo Corp.	412	4,114
Sumitomo Electric Industries, Ltd.	300	3,920
Sumitomo Mitsui Financial Group, Inc.	600	17,113
Sumitomo Mitsui Trust Holdings, Inc.	2,000	6,429
Suntory Beverage & Food, Ltd.	387	17,428
Suzuken Co., Ltd.	200	6,258
Suzuki Motor Corp.	200	5,368
Sysmex Corp.	100	6,814
Taiheiyo Cement Corp.	2,000	4,698
Taisho Pharmaceutical Holdings Co., Ltd.	100	10,488
Takeda Pharmaceutical Co., Ltd.	600	25,874
Tobu Railway Co., Ltd.	2,000	10,937
Tohoku Electric Power Co., Inc.	200	2,509
Tokio Marine Holdings, Inc.	200	6,564
Tokyo Electric Power Co. Holdings, Inc. (a)	800	3,369
Tokyo Gas Co., Ltd.	2,043	8,372
TonenGeneral Sekiyu KK	1,000	9,065
Toshiba Corp. (a)	2,000	5,388
Toyo Suisan Kaisha, Ltd.	200	8,071
Toyota Motor Corp.	700	34,471
Toyota Tsusho Corp.	200	4,262
Unicharm Corp.	306	6,816
United Urban Investment Corp.	8	14,434
USS Co., Ltd.	400	6,562
West Japan Railway Co.	200	12,607
Yahoo! Japan Corp.	800	3,525
Yamada Denki Co., Ltd.	1,200	6,316
Yamaguchi Financial Group, Inc.	1,000	9,406
Yamato Holdings Co., Ltd.	400	9,126

		1,211,823

LUXEMBOURG — 0.4%
ArcelorMittal (a)	759	3,450
RTL Group SA	88	7,170
SES SA	534	11,515

		22,135

MEXICO — 0.1%
Fresnillo PLC	161	3,538

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

NETHERLANDS — 2.3%
Aegon NV	697	$2,733
Akzo Nobel NV	44	2,755
ASML Holding NV	241	23,665
Boskalis Westminster	74	2,539
Heineken NV	31	2,851
ING Groep NV	636	6,486
Koninklijke Ahold NV	437	9,661
Koninklijke DSM NV	53	3,061
Koninklijke KPN NV	736	2,662
Koninklijke Philips NV	140	3,483
NN Group NV	283	7,796
Royal Dutch Shell PLC Class A	846	23,156
Royal Dutch Shell PLC Class B	1,014	27,951
Wolters Kluwer NV	53	2,153

		120,952

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	842	3,898
Meridian Energy, Ltd.	1,530	2,871
Ryman Healthcare, Ltd.	465	3,090
Spark New Zealand, Ltd.	1,073	2,713

		12,572

NORWAY — 0.3%
DNB ASA	275	3,265
Gjensidige Forsikring ASA	134	2,221
Statoil ASA	346	5,958
Telenor ASA	240	3,947

		15,391

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	784	2,399
Jeronimo Martins SGPS SA	169	2,658

		5,057

SINGAPORE — 2.3%
ComfortDelGro Corp., Ltd.	2,000	4,086
DBS Group Holdings, Ltd.	2,060	24,122
Keppel Corp., Ltd.	1,000	4,086
Oversea-Chinese Banking Corp., Ltd.	4,158	26,847
Singapore Airlines, Ltd.	2,000	15,841
Singapore Press Holdings, Ltd.	2,000	5,870
Singapore Technologies Engineering, Ltd.	2,000	4,681
Singapore Telecommunications, Ltd.	10,100	30,992
StarHub, Ltd.	2,000	5,632

		122,157

SOUTH AFRICA — 0.1%
Mondi PLC	198	3,692

SPAIN — 1.8%
ACS Actividades de Construccion y Servicios SA	102	2,764
Amadeus IT Holding SA Class A	202	8,814
Banco Bilbao Vizcaya Argentaria SA	1,628	9,159
Banco de Sabadell SA	1,676	2,195
Banco Popular Espanol SA	1,150	1,471
Banco Santander SA	4,478	17,059
CaixaBank SA	931	2,034
Distribuidora Internacional de Alimentacion SA	438	2,531

Endesa SA	253	5,068
Gas Natural SDG SA	143	2,806
Iberdrola SA	944	6,384
Industria de Diseno Textil SA	676	22,462
Repsol SA	477	6,046
Telefonica SA	814	7,651
Zardoya Otis SA	232	2,168

		98,612

SWEDEN — 2.0%
Alfa Laval AB	174	2,711
Assa Abloy AB Class B	465	9,445
Atlas Copco AB Class A	543	13,927
Atlas Copco AB Class B	118	2,760
Hennes & Mauritz AB Class B	827	24,060
ICA Gruppen AB.	105	3,491
Investor AB Class B	164	5,437
Kinnevik AB Class B	193	4,556
Nordea Bank AB	590	4,937
Sandvik AB	276	2,728
Skandinaviska Enskilda Banken AB Class A	304	2,618
Skanska AB Class B	248	5,134
Svenska Cellulosa AB SCA Class B	87	2,762
Svenska Handelsbanken AB Class A	231	2,776
Swedbank AB Class A	146	3,028
Telefonaktiebolaget LM Ericsson Class B	548	4,159
Telia Co. AB	1,605	7,524
Volvo AB Class B	342	3,350

		105,403

SWITZERLAND — 12.3%
ABB, Ltd. (a)	1,212	23,787
Actelion, Ltd. (a)	63	10,554
Adecco Group AG	99	4,968
Baloise Holding AG	33	3,665
Barry Callebaut AG (a)	4	4,915
Chocoladefabriken Lindt & Spruengli AG	4	23,814
Cie Financiere Richemont SA	41	2,388
Credit Suisse Group AG (a)	559	5,916
EMS-Chemie Holding AG	6	3,095
Galenica AG	2	2,691
Geberit AG	27	10,199
Givaudan SA	6	12,047
Glencore PLC	6,874	14,046
Julius Baer Group, Ltd. (a)	129	5,139
Kuehne + Nagel International AG	173	24,187
LafargeHolcim, Ltd. (a)(c)	32	1,332
LafargeHolcim, Ltd. (a)(c)	38	1,566
Nestle SA	1,829	141,090
Novartis AG	594	48,870
Partners Group Holding AG	12	5,133
Roche Holding AG	464	121,977
Schindler Holding AG (c)	27	4,878
Schindler Holding AG (c)	23	4,181
SGS SA	4	9,140
Sika AG	2	8,368
Sonova Holding AG	126	16,685
Swatch Group AG (c)	12	3,486
Swatch Group AG (c)	40	2,285
Swiss Life Holding AG (a)	11	2,528

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Swiss Prime Site AG (a)	177	$16,025
Swiss Re AG	362	31,492
Swisscom AG	57	28,243
Syngenta AG	45	17,280
UBS Group AG	749	9,664
Wolseley PLC	149	7,708
Zurich Insurance Group AG (a)	75	18,431

		651,773

UNITED KINGDOM — 22.5%
3i Group PLC	411	3,008
Aberdeen Asset Management PLC	765	2,857
Admiral Group PLC	286	7,761
Aggreko PLC	210	3,588
Anglo American PLC	608	5,908
ARM Holdings PLC	802	12,126
Ashtead Group PLC	232	3,300
Associated British Foods PLC	229	8,324
AstraZeneca PLC	1,022	61,029
Aviva PLC	572	3,012
Babcock International Group PLC	276	3,337
BAE Systems PLC	2,064	14,458
Barclays PLC	5,716	10,591
Berkeley Group Holdings PLC	111	3,744
BP PLC	5,389	31,564
British American Tobacco PLC	1,155	74,776
BT Group PLC	2,201	12,063
Bunzl PLC	408	12,555
Burberry Group PLC	281	4,357
Capita PLC	362	4,655
Centrica PLC	4,707	14,189
CNH Industrial NV	378	2,721
Compass Group PLC	2,336	44,406
Croda International PLC	85	3,567
Diageo PLC	1,829	51,015
Direct Line Insurance Group PLC	1,961	9,039
Dixons Carphone PLC	409	1,750
easyJet PLC	580	8,420
Fiat Chrysler Automobiles NV	822	5,018
G4S PLC	2,454	6,000
GKN PLC	1,339	4,828
GlaxoSmithKline PLC	1,466	31,444
Hargreaves Lansdown PLC	188	3,124
HSBC Holdings PLC	7,916	49,302
ICAP PLC	385	2,160
IMI PLC	228	2,947
Imperial Brands PLC	734	39,773
Inmarsat PLC	609	6,550
Intertek Group PLC	89	4,139
ITV PLC	2,693	6,469
J Sainsbury PLC	1,480	4,596
Johnson Matthey PLC	114	4,269
Kingfisher PLC	2,528	10,899
Land Securities Group PLC REIT	248	3,445
Legal & General Group PLC	3,536	9,014
Lloyds Banking Group PLC	16,935	12,239
London Stock Exchange Group PLC	107	3,620
Marks & Spencer Group PLC	2,141	9,121
Meggitt PLC	476	2,583
Merlin Entertainments PLC (b)	680	4,002

National Grid PLC	2,189	32,072
Next PLC	225	14,828
Old Mutual PLC	1,060	2,838
Pearson PLC	222	2,870
Persimmon PLC	317	6,132
Provident Financial PLC	80	2,460
Prudential PLC	1,397	23,475
Randgold Resources, Ltd.	166	18,663
Reckitt Benckiser Group PLC	645	64,581
RELX NV	682	11,827
RELX PLC	1,657	30,479
Rio Tinto PLC	404	12,389
Rio Tinto, Ltd.	197	6,674
Rolls-Royce Holdings PLC (a)	1,247	11,861
Royal Mail PLC	2,508	16,797
SABMiller PLC	462	26,989
Sage Group PLC	688	5,937
Schroders PLC	70	2,205
Severn Trent PLC	83	2,702
Sky PLC	1,329	15,066
Smith & Nephew PLC	1,092	18,495
Smiths Group PLC	257	3,961
SSE PLC	1,265	26,279
St James’s Place PLC	279	2,928
Standard Chartered PLC	1,237	9,336
Tate & Lyle PLC	1,055	9,428
Taylor Wimpey PLC	2,006	3,548
Tesco PLC (a)	3,079	7,199
Unilever NV	971	45,210
Unilever PLC	1,249	59,757
United Utilities Group PLC	175	2,421
Vodafone Group PLC	8,874	27,006
Weir Group PLC	152	2,928
Whitbread PLC	127	5,928
William Hill PLC	922	3,174
Wm Morrison Supermarkets PLC	956	2,395
WPP PLC	635	13,174

		1,197,674

UNITED STATES — 0.1%
Ball Corp.	4	289
Shire PLC	94	5,832

		6,121

TOTAL COMMON STOCKS (Cost $5,755,420)		5,272,016

RIGHTS — 0.0% (d)
HONG KONG — 0.0% (d)
Noble Group, Ltd. (expiring 7/20/16) (a)	10,000	669

SPAIN — 0.0% (d)
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16) (a)	102	72
Repsol SA (expiring 7/8/16) (a)	477	155

		227

TOTAL RIGHTS (Cost $1,615)		896

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (f) (Cost $4,495)		$4,495

TOTAL INVESTMENTS — 99.3% (Cost $5,761,530)		5,277,407
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		37,034

NET ASSETS — 100.0%		$5,314,441

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$298,782	$—	$—	$298,782
Austria	2,857	—	—	2,857
Belgium	88,771	—	—	88,771
Denmark	149,083	—	—	149,083
Finland	36,232	—	—	36,232
France	345,251	—	—	345,251
Germany	383,249	—	—	383,249
Hong Kong	240,171	—	—	240,171
Ireland	45,662	—	—	45,662
Israel	53,914	—	—	53,914
Italy	51,144	—	—	51,144
Japan	1,211,823	—	—	1,211,823
Luxembourg	22,135	—	—	22,135
Mexico	3,538	—	—	3,538
Netherlands	120,952	—	—	120,952
New Zealand	12,572	—	—	12,572
Norway	15,391	—	—	15,391
Portugal	5,057	—	—	5,057
Singapore	122,157	—	—	122,157
South Africa	3,692	—	—	3,692
Spain	98,612	—	—	98,612
Sweden	105,403	—	—	105,403
Switzerland	651,773	—	—	651,773
United Kingdom	1,197,674	—	—	1,197,674

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
United States	$5,832	$289	$—	$6,121
Rights
Hong Kong	—	669	—	669
Spain	227	—	—	227
Short-Term Investment	4,495	—	—	4,495

TOTAL INVESTMENTS	$5,276,449	$958	$—	$5,277,407

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	530	$530	175,695	171,730	4,495	$4,495	$17	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
BRAZIL — 5.2%
AES Tiete Energia SA	6,483	$29,929
Ambev SA ADR	218,329	1,290,324
Banco Bradesco SA	10,429	87,924
Banco Bradesco SA Preference Shares	37,204	292,406
Banco do Brasil SA	25,091	134,550
Banco Santander Brasil SA	3,532	20,043
BB Seguridade Participacoes SA	32,444	284,667
BM&FBovespa SA	10,619	59,662
BR Malls Participacoes SA	4,534	18,186
Braskem SA Class A, Preference Shares	2,100	12,480
BRF SA ADR	7,249	100,979
CCR SA	3,286	17,231
Centrais Eletricas Brasileiras SA ADR (a)	3,253	17,436
CETIP SA — Mercados Organizados	8,970	122,605
Cia Brasileira de Distribuicao ADR	3,338	48,568
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,817	25,240
Cia Energetica de Minas Gerais ADR	37,693	83,302
Cia Energetica de Sao Paulo Class B, Preference Shares	1,288	4,784
Cia Paranaense de Energia ADR	2,238	20,097
Cia Siderurgica Nacional SA ADR (a)	7,621	18,671
Cielo SA	68,068	719,402
Cosan SA Industria e Comercio	1,750	18,195
CPFL Energia SA ADR	708	9,105
EDP — Energias do Brasil SA	2,270	9,650
EDP — Energias do Brasil SA (a)	632	2,722
Embraer SA ADR	1,096	23,805
Equatorial Energia SA	1,496	22,717
Fibria Celulose SA ADR	1,267	8,565
Gerdau SA Preference Shares	30,959	56,917
Hypermarcas SA	982	7,154
Itau Unibanco Holding SA Preference Shares ADR	33,121	312,662
Itausa — Investimentos Itau SA Preference Shares	193,019	457,281
JBS SA	12,718	39,697
Klabin SA	2,404	11,571
Kroton Educacional SA	6,988	29,664
Lojas Renner SA	22,858	169,023
M Dias Branco SA	1,074	35,501
Natura Cosmeticos SA	604	4,808
Odontoprev SA	10,738	44,611
Petroleo Brasileiro SA ADR (a)	32,081	229,700
Petroleo Brasileiro SA Preference Shares ADR (a)	51,260	297,821
Porto Seguro SA	664	5,544
Raia Drogasil SA	6,100	120,220
Sul America SA	8,338	40,704
Telefonica Brasil SA ADR	4,417	60,071
Tim Participacoes SA ADR	2,179	22,989
TOTVS SA	5,847	55,737
Tractebel Energia SA	6,704	80,166
Transmissora Alianca de Energia Eletrica SA	517	3,098

Ultrapar Participacoes SA ADR	2,330	51,283
Vale SA ADR	15,000	75,900
Vale SA Preference Shares ADR	28,491	114,249

		5,829,616

CHILE — 1.6%
AES Gener SA	124,115	60,687
Aguas Andinas SA Class A	453,387	259,994
Banco de Chile ADR	7,236	464,117
Banco de Credito e Inversiones	1,199	51,795
Banco Santander Chile ADR	1,368	26,498
Cencosud SA ADR	3,806	34,064
Cia Cervecerias Unidas SA ADR	5,711	133,295
Colbun SA	994,868	241,044
Empresa Nacional de Electricidad SA ADR	4,519	125,312
Empresa Nacional de Telecomunicaciones SA	733	6,639
Empresas CMPC SA	12,843	26,717
Empresas COPEC SA	9,108	80,093
Endesa Americas SA ADR	4,969	68,373
Enersis Americas SA ADR	3,650	31,317
Enersis Chile SA ADR	3,650	21,279
Itau CorpBanca ADR	1,056	13,485
Latam Airlines Group SA ADR (a)	5,367	35,422
SACI Falabella	6,734	51,345
Sociedad Quimica y Minera de Chile SA ADR	818	20,221

		1,751,697

CHINA — 24.6%
3SBio, Inc. (a) (b)	64,890	66,496
AAC Technologies Holdings, Inc.	57,000	483,820
Agricultural Bank of China, Ltd. Class H	948,000	345,818
Air China, Ltd. Class H	26,000	17,762
Alibaba Group Holding, Ltd. ADR (a)	23,811	1,893,689
Aluminum Corp. of China, Ltd. Class H (a)	74,000	23,179
Anhui Conch Cement Co., Ltd. Class H	14,000	33,602
ANTA Sports Products, Ltd.	87,000	173,822
AviChina Industry & Technology Co., Ltd. Class H	4,000	2,769
Baidu, Inc. ADR (a)	11,617	1,918,548
Bank of China, Ltd. Class H	2,867,071	1,141,958
Bank of Communications Co., Ltd. Class H	295,000	185,945
Beijing Capital International Airport Co., Ltd. Class H	94,000	101,779
Beijing Enterprises Holdings, Ltd.	9,500	53,635
Beijing Enterprises Water Group, Ltd.	86,000	51,658
Belle International Holdings, Ltd.	297,000	173,806
Brilliance China Automotive Holdings, Ltd.	120,000	123,125
Byd Co., Ltd. Class H (a)	1,500	8,981
CGN Power Co., Ltd. Class H (b)	66,100	18,319
China Cinda Asset Management Co., Ltd. Class H	100,000	33,643
China CITIC Bank Corp., Ltd. Class H	330,000	200,349

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

China Coal Energy Co., Ltd. Class H (a)	34,000	$17,662
China Communications Construction Co., Ltd. Class H	75,000	80,240
China Communications Services Corp., Ltd. Class H	288,000	149,978
China Conch Venture Holdings, Ltd.	6,500	12,869
China Construction Bank Corp. Class H	2,530,394	1,669,979
China COSCO Holdings Co., Ltd. Class H (a)	9,500	3,343
China Everbright Bank Co., Ltd. Class H	293,274	133,823
China Everbright International, Ltd.	7,000	7,760
China Everbright, Ltd.	12,000	23,047
China Galaxy Securities Co., Ltd. Class H	25,834	23,077
China Huishan Dairy Holdings Co., Ltd.	728,393	297,631
China Jinmao Holdings Group, Ltd.	34,000	9,554
China Life Insurance Co., Ltd. Class H	72,000	154,247
China Longyuan Power Group Corp., Ltd. Class H	33,000	27,309
China Medical System Holdings, Ltd.	133,653	203,289
China Mengniu Dairy Co., Ltd.	114,000	198,083
China Merchants Bank Co., Ltd. Class H	76,000	169,870
China Merchants Holdings International Co., Ltd.	22,000	58,418
China Minsheng Banking Corp., Ltd. Class H	153,800	148,290
China Mobile, Ltd.	252,997	2,890,994
China National Building Material Co., Ltd. Class H	142,000	61,867
China Oilfield Services, Ltd. Class H	30,000	23,009
China Overseas Land & Investment, Ltd.	156,000	492,656
China Pacific Insurance Group Co., Ltd. Class H	22,600	76,033
China Petroleum & Chemical Corp. Class H .	838,395	605,187
China Power International Development, Ltd.	55,000	20,205
China Railway Construction Corp., Ltd. Class H	45,000	56,091
China Railway Group, Ltd. Class H	80,000	59,397
China Resources Beer Holdings Co., Ltd.	46,069	100,357
China Resources Gas Group, Ltd.	62,000	187,807
China Resources Land, Ltd.	28,444	66,362
China Resources Power Holdings Co., Ltd.	66,267	98,743
China Shenhua Energy Co., Ltd. Class H	63,500	116,720
China Southern Airlines Co., Ltd. Class H	18,000	10,139
China State Construction International Holdings, Ltd.	68,000	89,580
China Taiping Insurance Holdings Co., Ltd. (a)	22,410	41,712

China Telecom Corp., Ltd. Class H	198,000	88,307
China Unicom Hong Kong, Ltd.	114,000	117,851
China Vanke Co., Ltd. Class H	11,328	22,195
Chongqing Changan Automobile Co., Ltd. Class B	36,100	50,256
Chongqing Rural Commercial Bank Co., Ltd. Class H	75,000	37,897
CITIC Securities Co., Ltd. Class H	14,500	31,774
CITIC, Ltd.	50,000	72,700
CNOOC, Ltd.	282,000	349,685
COSCO Pacific, Ltd.	76,173	75,702
Country Garden Holdings Co., Ltd.	90,266	37,931
CRRC Corp., Ltd. Class H	39,000	34,737
CSPC Pharmaceutical Group, Ltd.	184,000	163,651
Ctrip.com International, Ltd. ADR (a)	506	20,847
Dalian Wanda Commercial Properties Co., Ltd. Class H (b)	6,674	40,949
Dongfeng Motor Group Co., Ltd. Class H	124,000	129,148
ENN Energy Holdings, Ltd.	12,000	59,010
Evergrande Real Estate Group, Ltd.	59,000	36,124
Far East Horizon, Ltd.	11,000	8,536
Fosun International, Ltd.	27,000	34,803
Geely Automobile Holdings, Ltd.	30,000	16,203
GF Securities Co., Ltd. Class H	14,600	33,122
GOME Electrical Appliances Holding, Ltd. .	101,000	11,977
Great Wall Motor Co., Ltd. Class H	141,000	116,683
Guangdong Investment, Ltd.	382,000	580,045
Guangzhou Automobile Group Co., Ltd. Class H	12,000	14,308
Guangzhou R&F Properties Co., Ltd. Class H	19,600	24,683
Haitian International Holdings, Ltd.	25,000	43,955
Haitong Securities Co., Ltd. Class H	21,600	36,307
Hengan International Group Co., Ltd.	56,874	474,320
Huadian Power International Corp., Ltd. Class H	40,000	19,026
Huaneng Power International, Inc. Class H	84,000	51,756
Huaneng Renewables Corp., Ltd. Class H	38,000	12,588
Huatai Securities Co., Ltd. Class H (b)	12,043	25,583
Industrial & Commercial Bank of China, Ltd. Class H	2,242,448	1,240,031
JD.com, Inc. ADR (a)	1,948	41,356
Jiangsu Expressway Co., Ltd. Class H	234,000	325,153
Jiangxi Copper Co., Ltd. Class H	27,000	30,035
Kingsoft Corp., Ltd.	2,000	3,852
Kunlun Energy Co., Ltd.	26,000	21,415
Lenovo Group, Ltd.	322,915	194,383
Longfor Properties Co., Ltd.	20,500	26,583
Luye Pharma Group, Ltd. (a)	43,000	26,328
NetEase, Inc. ADR	3,934	760,127
New China Life Insurance Co., Ltd. Class H .	10,400	36,932
New Oriental Education & Technology Group, Inc. ADR	5,984	250,610
People’s Insurance Co. Group of China, Ltd. Class H	133,000	50,917

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

PetroChina Co., Ltd. Class H	476,000	$324,575
PICC Property & Casualty Co., Ltd. Class H .	196,180	306,486
Ping An Insurance Group Co. of China, Ltd. Class H	43,000	189,283
Qihoo 360 Technology Co., Ltd. ADR (a)	2,941	214,840
Qinqin Foodstuffs Group Cayman Co., Ltd. (a)	11,375	16,128
Semiconductor Manufacturing International Corp. (a)	1,768,000	141,295
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	44,000	25,012
Shanghai Electric Group Co., Ltd. Class H (a)	36,000	15,081
Shanghai Industrial Holdings, Ltd.	4,000	9,033
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	97,527	151,850
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	37,400	82,340
Shenzhou International Group Holdings, Ltd.	89,000	429,630
Shui On Land, Ltd.	42,500	10,737
Sino-Ocean Group Holding, Ltd.	68,000	29,363
Sinopec Engineering Group Co., Ltd. Class H	57,241	51,649
Sinopec Shanghai Petrochemical Co., Ltd. Class H	26,000	11,864
Sinopharm Group Co., Ltd. Class H	19,200	91,447
Sinotrans, Ltd. Class H	13,000	5,748
SOHO China, Ltd.	22,000	10,549
SouFun Holdings, Ltd. ADR (a)	1,382	6,951
Sunac China Holdings, Ltd.	31,889	19,730
TAL Education Group ADR (a)	3,306	205,170
Tencent Holdings, Ltd.	119,327	2,708,639
Tingyi Cayman Islands Holding Corp.	18,000	16,961
TravelSky Technology, Ltd. Class H	102,000	195,902
Tsingtao Brewery Co., Ltd. Class H	30,000	103,829
Vipshop Holdings, Ltd. ADR (a)	1,275	14,242
Want Want China Holdings, Ltd.	282,000	199,924
Weichai Power Co., Ltd. Class H	10,000	10,235
Yanzhou Coal Mining Co., Ltd. Class H	30,000	19,374
YY, Inc. ADR (a)	3,065	103,812
Zhejiang Expressway Co., Ltd. Class H	318,000	298,819
Zhuzhou CRRC Times Electric Co., Ltd.	22,000	120,805
Zijin Mining Group Co., Ltd. Class H	38,000	12,686
ZTE Corp. Class H	41,680	52,544

		27,524,945

COLOMBIA — 0.4%
Bancolombia SA ADR	1,037	36,212
Corp. Financiera Colombiana SA	7,561	99,185
Ecopetrol SA ADR	3,065	29,301
Grupo Argos SA	2,165	13,769
Grupo Aval Acciones y Valores SA Preference Shares	32,251	13,082
Grupo de Inversiones Suramericana SA	1,765	23,238

Grupo de Inversiones Suramericana SA Preference Shares	13,591	175,576

		390,363

CZECH REPUBLIC — 0.2%
CEZ A/S	3,189	54,210
Komercni banka A/S	3,660	136,625
O2 Czech Republic A/S	8,701	77,452

		268,287

EGYPT — 0.4%
Commercial International Bank Egypt SAE GDR	108,019	384,223
Talaat Moustafa Group	20,698	11,375

		395,598

GREECE — 0.2%
Alpha Bank AE (a)	24,078	43,334
Eurobank Ergasias SA (a)	29,713	18,155
FF Group (a)	356	6,633
Hellenic Telecommunications Organization SA	1,729	15,501
National Bank of Greece SA (a)	100,878	21,518
OPAP SA	9,428	65,148
Piraeus Bank SA (a)	152,643	27,302

		197,591

HONG KONG — 0.7%
China Gas Holdings, Ltd.	20,000	30,472
GCL-Poly Energy Holdings, Ltd.	175,000	22,783
Haier Electronics Group Co., Ltd.	80,000	122,094
Hanergy Thin Film Power Group, Ltd. (a) (c)	598,000	—
Nine Dragons Paper Holdings, Ltd.	14,000	10,629
Shimao Property Holdings, Ltd.	30,000	37,742
Sino Biopharmaceutical, Ltd.	524,000	341,095
Sun Art Retail Group, Ltd.	343,332	240,308

		805,123

HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	2,687	155,509
OTP Bank PLC	1,905	42,572
Richter Gedeon Nyrt	11,126	221,229

		419,310

INDIA — 8.6%
ACC, Ltd.	193	4,621
Adani Ports & Special Economic Zone, Ltd.	3,187	9,767
Ambuja Cements, Ltd.	2,581	9,744
Asian Paints, Ltd.	13,238	196,780
Aurobindo Pharma, Ltd.	13,106	144,177
Axis Bank, Ltd.	3,725	29,443
Bajaj Auto, Ltd.	4,075	162,405
Bharat Forge, Ltd.	3,569	40,201
Bharat Heavy Electricals, Ltd.	5,914	11,189
Bharat Petroleum Corp., Ltd.	3,934	62,491
Bharti Airtel, Ltd.	6,099	33,145
Bharti Infratel, Ltd.	18,725	95,727
Bosch, Ltd.	232	77,850
Cadila Healthcare, Ltd.	8,416	40,924
Cairn India, Ltd.	11,532	24,014

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Cipla, Ltd.	14,286	$106,042
Coal India, Ltd.	39,758	184,373
Container Corp. Of India, Ltd.	1,164	24,671
Dabur India, Ltd.	86,639	396,194
Divi’s Laboratories, Ltd.	10,676	175,519
Dr Reddy’s Laboratories, Ltd. ADR	5,988	306,765
Eicher Motors, Ltd.	515	146,671
GAIL India, Ltd. GDR	769	24,723
GlaxoSmithKline Consumer Healthcare, Ltd.	473	41,458
Godrej Consumer Products, Ltd.	4,509	107,372
Havells India, Ltd.	8,901	47,462
HCL Technologies, Ltd.	32,372	350,339
Hero MotoCorp, Ltd.	2,259	106,373
Hindalco Industries, Ltd.	29,482	53,661
Hindustan Unilever, Ltd.	35,079	467,001
Housing Development Finance Corp., Ltd.	6,689	124,236
ICICI Bank, Ltd. ADR	4,924	35,354
Idea Cellular, Ltd.	8,042	12,701
Indiabulls Housing Finance, Ltd.	1,496	14,874
Infosys, Ltd. ADR	87,504	1,561,946
ITC, Ltd.	103,220	563,394
JSW Steel, Ltd.	1,016	22,043
Larsen & Toubro, Ltd. GDR	1,457	32,273
LIC Housing Finance, Ltd.	2,915	21,378
Lupin, Ltd.	8,452	192,808
Mahindra & Mahindra, Ltd. GDR	2,362	50,074
Marico, Ltd.	30,458	118,953
Maruti Suzuki India, Ltd.	3,789	235,059
Motherson Sumi Systems, Ltd.	11,289	48,521
Nestle India, Ltd.	979	94,170
NTPC, Ltd.	13,425	31,089
Oil & Natural Gas Corp., Ltd.	10,290	32,976
Power Finance Corp., Ltd.	4,913	12,331
Reliance Industries, Ltd. GDR (b)	6,313	180,236
Shriram Transport Finance Co., Ltd.	991	17,676
State Bank of India GDR	2,603	82,515
Sun Pharmaceutical Industries, Ltd.	42,665	482,371
Tata Consultancy Services, Ltd.	29,066	1,099,465
Tata Motors, Ltd. (a)	5,730	24,768
Tata Motors, Ltd. ADR (a)	1,902	65,942
Tata Power Co., Ltd.	16,777	18,232
Tata Steel, Ltd. GDR	4,909	22,901
Tech Mahindra, Ltd.	20,213	151,459
Titan Co., Ltd.	12,364	74,419
UltraTech Cement, Ltd.	279	14,100
UPL, Ltd.	10,680	87,045
Vedanta, Ltd.	13,053	25,518
Wipro, Ltd. ADR	39,229	484,870
Zee Entertainment Enterprises, Ltd.	20,430	138,178

		9,654,977

INDONESIA — 4.1%
Adaro Energy Tbk PT	298,600	19,210
Astra International Tbk PT	143,300	80,259
Bank Central Asia Tbk PT	846,625	853,834
Bank Danamon Indonesia Tbk PT	61,900	16,585
Bank Mandiri Persero Tbk PT	377,400	272,071

Bank Negara Indonesia Persero Tbk PT	82,900	32,627
Bank Rakyat Indonesia Persero Tbk PT	477,100	389,985
Bumi Serpong Damai Tbk PT	53,500	8,544
Charoen Pokphand Indonesia Tbk PT	37,000	10,501
Gudang Garam Tbk PT	10,100	52,745
Hanjaya Mandala Sampoerna Tbk PT	645,000	185,506
Indocement Tunggal Prakarsa Tbk PT	64,700	82,635
Indofood CBP Sukses Makmur Tbk PT	91,200	118,896
Indofood Sukses Makmur Tbk PT	357,700	196,278
Jasa Marga Persero Tbk PT	61,200	24,434
Kalbe Farma Tbk PT	2,340,800	271,063
Lippo Karawaci Tbk PT	128,100	11,101
Matahari Department Store Tbk PT	108,500	164,238
Media Nusantara Citra Tbk PT	19,800	3,297
Perusahaan Gas Negara Persero Tbk	139,200	24,653
Semen Indonesia Persero Tbk PT	109,300	77,348
Summarecon Agung Tbk PT	41,800	5,726
Surya Citra Media Tbk PT	279,800	69,884
Telekomunikasi Indonesia Persero Tbk PT	3,287,521	990,300
Tower Bersama Infrastructure Tbk PT	120,506	60,196
Unilever Indonesia Tbk PT	174,900	596,679
United Tractors Tbk PT	18,300	20,499

		4,639,094

MALAYSIA — 3.8%
AirAsia Bhd	10,400	6,707
Alliance Financial Group Bhd	6,900	6,898
AMMB Holdings Bhd	22,700	25,000
Astro Malaysia Holdings Bhd	6,700	4,869
Axiata Group Bhd	148,639	207,575
Berjaya Sports Toto Bhd	47,657	35,936
British American Tobacco Malaysia Bhd	6,900	90,197
CIMB Group Holdings Bhd	42,739	46,328
DiGi.Com Bhd	146,200	173,344
Gamuda Bhd	7,800	9,403
Genting Bhd	18,800	38,239
Genting Malaysia Bhd	23,400	25,829
Hartalega Holdings Bhd	36,400	39,095
Hong Leong Bank Bhd	100,920	329,933
Hong Leong Financial Group Bhd	2,900	10,560
IHH Healthcare Bhd	332,200	543,847
IJM Corp. Bhd	24,800	21,469
IOI Corp. Bhd	13,700	14,748
IOI Properties Group Bhd	14,647	8,538
Kuala Lumpur Kepong Bhd	2,600	15,001
Malayan Banking Bhd	249,965	504,704
Maxis Bhd	258,400	377,521
MISC Bhd	7,300	13,508
Petronas Chemicals Group Bhd	150,200	246,266
Petronas Dagangan Bhd	12,800	74,295
Petronas Gas Bhd	59,800	326,330
PPB Group Bhd	3,300	13,506
Public Bank Bhd	127,717	614,588
RHB Capital Bhd	13,138	16,685
SapuraKencana Petroleum Bhd	47,400	17,283
Sime Darby Bhd	21,161	39,839

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Telekom Malaysia Bhd	81,485	$136,836
Tenaga Nasional Bhd	54,900	192,011
UMW Holdings Bhd	7,400	10,518
Westports Holdings Bhd	32,900	34,275
YTL Corp. Bhd	48,300	20,008
YTL Power International Bhd	17,800	6,226

		4,297,915

MEXICO — 2.7%
Alfa SAB de CV Class A	19,948	34,037
America Movil SAB de CV Series L	381,911	232,261
Arca Continental SAB de CV	43,198	306,847
Cemex SAB de CV (a)	124,627	76,333
Coca-Cola Femsa SAB de CV Series L	8,877	72,958
El Puerto de Liverpool SAB de CV Series C1	34,693	362,966
Fibra Uno Administracion SA de CV	26,843	56,540
Fomento Economico Mexicano SAB de CV	7,418	68,023
Gentera SAB de CV	36,758	64,772
Gruma SAB de CV Class B	8,136	116,334
Grupo Aeroportuario del Pacifico SAB de CV Class B	16,145	164,362
Grupo Aeroportuario del Sureste SAB de CV Class B	11,520	181,362
Grupo Bimbo SAB de CV Series A	17,330	53,749
Grupo Carso SAB de CV Series A1	4,319	18,269
Grupo Financiero Banorte SAB de CV Series O	18,036	100,224
Grupo Financiero Inbursa SAB de CV Series O	20,634	34,671
Grupo Financiero Santander Mexico SAB de CV Class B	17,745	31,875
Grupo Lala SAB de CV	23,076	50,181
Grupo Mexico SAB de CV Series B	30,098	70,297
Grupo Televisa SAB Series CPO	11,107	57,452
Industrias Penoles SAB de CV	1,338	31,585
Kimberly-Clark de Mexico SAB de CV Class A	4,686	10,955
Mexichem SAB de CV	8,877	18,597
OHL Mexico SAB de CV (a)	11,107	13,425
Promotora y Operadora de Infraestructura SAB de CV	9,133	112,120
Wal-Mart de Mexico SAB de CV	267,081	635,664

		2,975,859

NETHERLANDS — 0.1%
Steinhoff International Holdings NV	13,534	77,877

PERU — 0.5%
Cia de Minas Buenaventura SAA ADR (a)	4,377	52,305
Credicorp, Ltd.	3,182	491,078
Southern Copper Corp.	409	11,035

		554,418

PHILIPPINES — 2.4%
Aboitiz Equity Ventures, Inc.	179,920	298,098
Aboitiz Power Corp.	291,000	284,830
Ayala Corp.	940	16,963
Ayala Land, Inc.	18,100	14,927

Bank of the Philippine Islands	145,730	301,387
BDO Unibank, Inc.	109,020	259,530
DMCI Holdings, Inc.	152,830	40,930
GT Capital Holdings, Inc.	585	17,905
International Container Terminal Services, Inc.	15,660	20,471
JG Summit Holdings, Inc.	11,480	20,985
Jollibee Foods Corp.	60,910	313,305
Megaworld Corp.	92,000	9,093
Metro Pacific Investments Corp.	74,200	10,993
Metropolitan Bank & Trust Co.	73,771	141,670
Philippine Long Distance Telephone Co.	10,734	490,528
Robinsons Land Corp.	36,100	22,636
Security Bank Corp.	23,690	96,628
SM Investments Corp.	840	17,265
SM Prime Holdings, Inc.	35,200	20,425
Universal Robina Corp.	54,610	241,434

		2,640,003

POLAND — 1.0%
Bank Millennium SA (a)	14,259	16,846
Bank Pekao SA	4,452	154,025
Bank Zachodni WBK SA	1,156	76,676
CCC SA	98	3,950
Cyfrowy Polsat SA (a)	6,761	37,548
Enea SA	6,279	15,692
Energa SA	5,224	12,528
Eurocash SA	4,657	54,196
Grupa Lotos SA (a)	5,555	42,728
KGHM Polska Miedz SA	2,586	43,085
LPP SA	45	57,242
mBank SA (a)	195	15,208
Orange Polska SA	10,117	12,948
PGE Polska Grupa Energetyczna SA	74,312	221,734
Polski Koncern Naftowy Orlen SA	9,080	158,273
Polskie Gornictwo Naftowe i Gazownictwo SA	22,673	32,052
Powszechna Kasa Oszczednosci Bank Polski SA (a)	12,538	73,683
Powszechny Zaklad Ubezpieczen SA	14,289	102,983
Tauron Polska Energia SA	52,007	37,285

		1,168,682

QATAR — 1.4%
Barwa Real Estate Co.	4,869	44,126
Commercial Bank QSC	21,486	218,324
Doha Bank QSC	7,307	70,937
Ezdan Holding Group QSC	1,342	6,608
Industries Qatar QSC	5,625	151,388
Masraf Al Rayan QSC	4,993	46,621
Ooredoo QSC	1,343	32,604
Qatar Electricity & Water Co. QSC	6,466	369,354
Qatar Gas Transport Co., Ltd.	5,836	36,863
Qatar Insurance Co. SAQ	8,755	177,201
Qatar Islamic Bank SAQ	7,398	195,042
Qatar National Bank SAQ	5,189	199,506
Vodafone Qatar QSC	4,248	12,343

		1,560,917

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

ROMANIA — 0.1%
New Europe Property Investments PLC	9,578	$109,874

RUSSIA — 3.4%
AK Transneft OAO Preference Shares (a)	78	202,700
Alrosa PAO (a)	4,869	5,250
Gazprom PJSC ADR	166,472	717,494
Lukoil PJSC	15,410	643,676
Magnit PJSC	12,625	419,403
MegaFon PJSC GDR	3,687	38,345
MMC Norilsk Nickel PJSC ADR	2,814	37,398
Mobile TeleSystems PJSC ADR	21,098	174,691
Moscow Exchange MICEX-RTS PJSC (a)	8,467	14,901
Novatek OJSC GDR	214	21,828
Rosneft PJSC	9,530	49,226
Rosneft PJSC GDR	31,422	160,881
Rostelecom PJSC ADR	2,884	24,976
RusHydro PJSC ADR	25,511	23,215
Sberbank of Russia PJSC ADR	42,937	373,981
Severstal PJSC GDR	920	10,065
Sistema JSFC GDR	2,268	17,078
Surgutneftegas OJSC ADR (d)	44,285	225,632
Surgutneftegas OJSC ADR ADR (d)	39,869	240,410
Tatneft PJSC ADR	10,153	312,002
VTB Bank PJSC (a)	23,950,000	25,627
VTB Bank PJSC GDR	45,633	93,730

		3,832,509

SOUTH AFRICA — 4.8%
African Bank Investments, Ltd. (a) (c)	1,693	—
AngloGold Ashanti, Ltd. (a)	2,032	37,128
Aspen Pharmacare Holdings, Ltd. (a)	1,237	30,600
Barclays Africa Group, Ltd.	6,056	59,580
Bid Corp., Ltd. (a)	11,018	207,646
Bidvest Group, Ltd.	16,392	155,234
Brait SE (a)	1,821	17,402
Capitec Bank Holdings, Ltd.	1,239	50,338
Coronation Fund Managers, Ltd.	10,988	50,187
Discovery, Ltd.	11,810	98,786
Exxaro Resources, Ltd.	2,479	11,419
FirstRand, Ltd.	152,225	466,082
Fortress Income Fund, Ltd. Class A	78,618	84,765
Foschini Group, Ltd.	7,096	67,350
Gold Fields, Ltd.	5,857	28,503
Growthpoint Properties, Ltd. REIT	11,282	19,783
Hyprop Investments, Ltd.	1,523	13,508
Impala Platinum Holdings, Ltd. (a)	6,729	21,687
Imperial Holdings, Ltd.	2,674	27,293
Investec, Ltd.	1,450	8,926
Liberty Holdings, Ltd.	4,650	38,419
Life Healthcare Group Holdings, Ltd.	39,348	97,262
Massmart Holdings, Ltd.	4,890	42,072
MMI Holdings, Ltd.	13,129	20,296
Mondi, Ltd.	4,380	80,189
Mr. Price Group, Ltd.	11,803	166,225
MTN Group, Ltd.	18,701	182,502
Naspers, Ltd. Class N	470	71,888
Nedbank Group, Ltd.	3,232	41,137

Netcare, Ltd.	34,858	74,215
Pick n Pay Stores, Ltd.	28,105	137,464
Pioneer Foods Group, Ltd.	473	5,578
PSG Group, Ltd.	3,070	40,664
Rand Merchant Investment Holdings, Ltd.	2,833	7,970
Redefine Properties, Ltd. REIT	23,003	17,780
Remgro, Ltd.	2,479	43,107
Resilient REIT, Ltd.	10,297	92,670
RMB Holdings, Ltd.	33,470	128,555
Sanlam, Ltd.	55,794	229,957
Sappi, Ltd. (a)	6,233	29,141
Sasol, Ltd.	21,242	576,080
Shoprite Holdings, Ltd.	17,693	200,935
Sibanye Gold, Ltd.	4,890	16,735
SPAR Group, Ltd.	15,364	211,917
Standard Bank Group, Ltd.	57,627	502,884
Telkom SA SOC, Ltd.	2,806	12,699
Tiger Brands, Ltd.	7,075	175,138
Truworths International, Ltd.	21,643	126,799
Tsogo Sun Holdings, Ltd.	2,465	4,476
Vodacom Group, Ltd.	33,699	386,348
Woolworths Holdings, Ltd.	34,458	197,689

		5,415,008

SOUTH KOREA — 13.2%
Amorepacific Corp.	1,455	545,065
Amorepacific Corp. Preference Shares	294	63,045
AMOREPACIFIC Group	716	104,119
BGF retail Co., Ltd.	371	68,766
BNK Financial Group, Inc.	7,165	50,199
Cheil Worldwide, Inc.	4,377	64,220
CJ CheilJedang Corp.	259	87,356
CJ Corp.	181	31,742
CJ Korea Express Corp. (a)	225	42,388
Coway Co., Ltd.	2,897	262,826
Daelim Industrial Co., Ltd.	442	29,164
DGB Financial Group, Inc.	3,873	29,152
Dongbu Insurance Co., Ltd.	7,188	432,459
Doosan Heavy Industries & Construction Co., Ltd.	1,045	19,233
E-MART, Inc.	544	81,705
GS Engineering & Construction Corp. (a)	684	16,479
GS Holdings Corp.	506	20,845
Hana Financial Group, Inc.	9,026	182,189
Hankook Tire Co., Ltd.	901	39,893
Hanon Systems	6,365	58,022
Hanssem Co., Ltd.	443	61,151
Hanwha Chemical Corp.	1,494	30,805
Hanwha Corp.	1,732	53,230
Hanwha Life Insurance Co., Ltd.	4,082	20,519
Hotel Shilla Co., Ltd.	70	4,126
Hyosung Corp.	318	34,372
Hyundai Department Store Co., Ltd.	225	25,199
Hyundai Development Co-Engineering & Construction	150	5,150
Hyundai Engineering & Construction Co., Ltd.	1,888	54,664
Hyundai Glovis Co., Ltd.	164	24,418

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Hyundai Heavy Industries Co., Ltd. (a)	1,050	$96,171
Hyundai Marine & Fire Insurance Co., Ltd.	10,838	275,219
Hyundai Mobis Co., Ltd.	2,913	637,302
Hyundai Motor Co. (a)	3,324	391,025
Hyundai Motor Co. GDR	253	10,234
Hyundai Motor Co. Preference Shares (d)	1,240	103,670
Hyundai Motor Co. Preference Shares (d)	544	44,631
Hyundai Steel Co.	1,611	64,127
Hyundai Wia Corp.	452	34,964
Industrial Bank of Korea	5,792	56,067
Kakao Corp.	453	36,614
Kangwon Land, Inc.	11,412	413,144
KB Financial Group, Inc. ADR	8,885	252,867
KCC Corp.	62	20,481
KEPCO Plant Service & Engineering Co., Ltd.	1,203	67,678
Kia Motors Corp.	7,684	288,188
Korea Electric Power Corp. ADR	17,614	456,731
Korea Gas Corp.	1,360	46,933
Korea Investment Holdings Co., Ltd.	520	19,006
Korea Zinc Co., Ltd.	61	26,903
Korean Air Lines Co., Ltd. (a)	1,057	23,813
KT Corp. ADR	7,618	108,633
KT&G Corp.	8,246	977,192
Kumho Petrochemical Co., Ltd.	139	7,180
LG Chem, Ltd.	370	83,518
LG Chem, Ltd. Preference Shares	94	15,587
LG Corp.	1,063	58,786
LG Display Co., Ltd. ADR	12,833	148,735
LG Electronics, Inc.	2,373	111,043
LG Household & Health Care, Ltd.	326	316,137
LG Household & Health Care, Ltd. Preference Shares	79	45,266
LG Innotek Co., Ltd.	176	12,040
LG Uplus Corp.	3,371	31,900
Lotte Chemical Corp.	154	37,837
Lotte Confectionery Co., Ltd.	283	48,033
Lotte Shopping Co., Ltd.	422	74,189
Mirae Asset Daewoo Co., Ltd.	2,521	17,050
Mirae Asset Securities Co., Ltd.	444	8,885
NAVER Corp.	1,250	770,500
NCSoft Corp.	479	98,141
NH Investment & Securities Co., Ltd.	820	6,500
OCI Co., Ltd. (a)	161	12,622
Orion Corp.	80	65,425
POSCO ADR	6,394	284,533
Posco Daewoo Corp.	858	18,622
S-1 Corp.	3,842	360,234
S-Oil Corp.	442	29,048
Samsung C&T Corp.	190	20,289
Samsung Card Co., Ltd.	263	9,476
Samsung Electro-Mechanics Co., Ltd.	706	30,708
Samsung Electronics Co., Ltd. GDR (d)	3,559	2,210,139
Samsung Electronics Co., Ltd. GDR (d)	827	418,462

Samsung Fire & Marine Insurance Co., Ltd.	1,275	291,672
Samsung Heavy Industries Co., Ltd. (a)	2,889	22,975
Samsung Life Insurance Co., Ltd.	3,697	322,567
Samsung SDI Co., Ltd.	525	49,225
Samsung SDS Co., Ltd.	158	19,684
Samsung Securities Co., Ltd.	319	9,776
Shinhan Financial Group Co., Ltd. ADR	7,872	257,729
Shinsegae Co., Ltd.	137	23,193
SK Holdings Co., Ltd.	1,617	284,275
SK Hynix, Inc.	14,452	406,515
SK Innovation Co., Ltd.	1,024	124,905
SK Networks Co., Ltd.	5,990	30,890
SK Telecom Co., Ltd. ADR	15,310	320,285
Woori Bank	8,026	66,335
Yuhan Corp.	886	235,374

		14,810,379

TAIWAN — 14.0%
Acer, Inc. (a)	75,258	35,227
Advanced Semiconductor Engineering, Inc.	98,000	111,339
Advantech Co., Ltd.	41,867	317,322
Asia Cement Corp.	229,200	198,229
Asustek Computer, Inc.	27,000	222,217
AU Optronics Corp.	325,000	110,318
Catcher Technology Co., Ltd.	29,000	213,506
Cathay Financial Holding Co., Ltd.	87,100	94,501
Chailease Holding Co., Ltd.	4,160	6,719
Chang Hwa Commercial Bank, Ltd.	54,794	28,451
Cheng Shin Rubber Industry Co., Ltd.	13,000	27,242
Chicony Electronics Co., Ltd.	121,280	272,569
China Airlines, Ltd. (a)	401,000	120,453
China Development Financial Holding Corp.	208,000	50,099
China Life Insurance Co., Ltd.	48,820	37,683
China Steel Corp.	118,440	76,735
Chunghwa Telecom Co., Ltd.	173,540	626,721
Compal Electronics, Inc.	138,000	86,627
CTBC Financial Holding Co., Ltd.	224,649	117,342
Delta Electronics, Inc.	99,623	481,763
E.Sun Financial Holding Co., Ltd.	82,680	48,697
Eclat Textile Co., Ltd.	8,137	78,320
Eva Airways Corp. (a)	82,589	37,635
Evergreen Marine Corp. Taiwan, Ltd.	12,000	4,445
Far Eastern New Century Corp.	52,560	39,103
Far EasTone Telecommunications Co., Ltd.	252,449	609,621
Feng TAY Enterprise Co., Ltd.	14,240	58,710
First Financial Holding Co., Ltd.	668,585	350,261
Formosa Chemicals & Fibre Corp.	31,000	77,839
Formosa Petrochemical Corp.	75,000	203,432
Formosa Plastics Corp.	84,000	202,585
Formosa Taffeta Co., Ltd.	104,000	100,102
Foxconn Technology Co., Ltd.	86,220	201,525
Fubon Financial Holding Co., Ltd.	90,000	105,040
Giant Manufacturing Co., Ltd.	10,000	61,998
Hermes Microvision, Inc.	1,000	40,764

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Highwealth Construction Corp.	9,500	$15,608
Hon Hai Precision Industry Co., Ltd.	772,058	1,974,481
Hotai Motor Co., Ltd.	1,000	9,765
HTC Corp.	8,000	25,667
Hua Nan Financial Holdings Co., Ltd.	556,946	288,323
Innolux Corp.	338,751	113,411
Inotera Memories, Inc. (a)	33,000	25,677
Inventec Corp.	44,000	31,166
Largan Precision Co., Ltd.	5,000	456,462
Lite-On Technology Corp.	263,910	360,781
MediaTek, Inc.	13,877	104,963
Mega Financial Holding Co., Ltd.	134,657	101,434
Merida Industry Co., Ltd.	9,000	37,803
Nan Ya Plastics Corp.	37,000	69,965
Nanya Technology Corp.	33,000	40,305
Nien Made Enterprise Co., Ltd. (a)	5,000	45,414
Novatek Microelectronics Corp.	30,000	111,132
OBI Pharma, Inc. (a)	1,000	15,810
Pegatron Corp.	45,000	94,578
Phison Electronics Corp.	5,000	42,934
Pou Chen Corp.	25,000	33,363
Powertech Technology, Inc.	34,000	75,359
President Chain Store Corp.	55,000	427,943
Quanta Computer, Inc.	75,000	141,821
Realtek Semiconductor Corp.	3,000	9,290
Ruentex Development Co., Ltd.	25,536	29,645
Ruentex Industries, Ltd.	26,000	39,009
Shin Kong Financial Holding Co., Ltd.	89,936	17,592
Siliconware Precision Industries Co., Ltd.	10,300	15,629
Simplo Technology Co., Ltd.	12,000	41,849
SinoPac Financial Holdings Co., Ltd.	180,190	53,120
Standard Foods Corp.	29,699	72,639
Synnex Technology International Corp.	169,000	182,050
Taishin Financial Holding Co., Ltd.	88,496	34,017
Taiwan Business Bank (a)	190,047	48,191
Taiwan Cement Corp.	59,000	58,618
Taiwan Cooperative Financial Holding Co., Ltd.	1,043,466	459,320
Taiwan Fertilizer Co., Ltd.	10,000	13,283
Taiwan Mobile Co., Ltd.	213,542	744,706
Taiwan Semiconductor Manufacturing Co., Ltd.	641,495	3,231,437
Teco Electric and Machinery Co., Ltd.	13,000	10,921
Transcend Information, Inc.	46,000	139,174
Uni-President Enterprises Corp.	31,164	61,345
United Microelectronics Corp.	267,000	104,287
Wistron Corp.	93,681	65,050
WPG Holdings, Ltd.	98,000	113,770
Yuanta Financial Holding Co., Ltd.	147,466	47,542
Yulon Motor Co., Ltd.	7,000	5,924
Zhen Ding Technology Holding, Ltd.	4,000	7,155

		15,704,868

THAILAND — 3.0%
Advanced Info Service PCL	62,600	281,468
Airports of Thailand PCL NVDR	17,100	189,784
Bangkok Bank PCL NVDR	2,800	12,630
Bangkok Dusit Medical Services PCL	415,692	282,727
Bangkok Expressway & Metro PCL	783,400	153,826

Banpu PCL	20,325	8,503
BEC World PCL	52,500	34,064
BTS Group Holdings PCL	1,187,298	324,361
Bumrungrad Hospital PCL	46,200	239,940
Central Pattana PCL NVDR	16,100	27,376
Charoen Pokphand Foods PCL	24,186	19,788
CP ALL PCL	175,000	250,249
Delta Electronics Thailand PCL	124,000	240,837
Electricity Generating PCL	27,200	145,134
Energy Absolute PCL NVDR	63,500	38,490
Glow Energy PCL	43,900	107,127
Home Product Center PCL	401,459	113,103
IRPC PCL	128,300	17,379
Kasikornbank PCL NVDR	21,700	104,980
Krung Thai Bank PCL	61,500	28,527
Minor International PCL NVDR	41,600	47,649
PTT Exploration & Production PCL	22,700	53,617
PTT Global Chemical PCL	26,403	44,518
PTT PCL	27,300	243,167
Robinson Department Store PCL NVDR	51,700	99,678
Siam Cement PCL	3,850	52,151
Siam Commercial Bank PCL	19,000	75,157
Thai Oil PCL	35,200	60,103

		3,296,333

TURKEY — 0.8%
Akbank TAS	29,984	85,813
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,626	17,761
Arcelik A/S	760	5,003
BIM Birlesik Magazalar A/S	10,194	198,694
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,059	24,923
Eregli Demir ve Celik Fabrikalari TAS	12,631	17,833
Ford Otomotiv Sanayi A/S	3,076	32,732
Haci Omer Sabanci Holding A/S	10,657	34,910
KOC Holding A/S	8,114	37,020
Tofas Turk Otomobil Fabrikasi A/S	5,049	41,507
Tupras Turkiye Petrol Rafinerileri A/S	5,939	131,661
Turk Hava Yollari AO (a)	15,414	30,660
Turk Telekomunikasyon A/S	3,866	8,134
Turkcell Iletisim Hizmetleri A/S (a)	8,402	30,883
Turkiye Garanti Bankasi A/S	31,362	82,668
Turkiye Halk Bankasi A/S	17,164	50,973
Turkiye Is Bankasi	37,345	59,219
Turkiye Vakiflar Bankasi TAO Class D	15,762	24,720
Yapi ve Kredi Bankasi A/S (a)	15,750	21,798

		936,912

UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	51,046	84,078
Aldar Properties PJSC	24,723	18,106
DP World, Ltd.	12,375	205,301
Dubai Financial Market PJSC	6,173	2,118
Dubai Islamic Bank PJSC	54,890	76,363
Emaar Properties PJSC	23,559	39,766
Emirates Telecommunications Group Co. PJSC	100,343	517,683

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

First Gulf Bank PJSC	81,024	$277,940
National Bank of Abu Dhabi PJSC	124,575	327,624

		1,548,979

TOTAL COMMON STOCKS (Cost $112,086,859)		110,807,134

WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Banpu PCL (expiring 6/5/17) (a) (Cost $0)	18,000	4,713

RIGHTS — 0.0% (e)
CHILE — 0.0% (e)
Empresa Nacional de Telecomunicaciones SA (expiring 7/22/16) (a) (Cost $0)	200	193

SHORT-TERM INVESTMENT — 0.0% (e)
UNITED STATES — 0.0% (e)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%, (f) (g) (Cost $12,103)	12,103	12,103

TOTAL INVESTMENTS — 99.0%
(Cost $112,098,962)		110,824,143
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		1,139,126

NET ASSETS — 100.0%		$111,963,269

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$5,829,616	$—	$—		$5,829,616
Chile	1,751,697	—	—		1,751,697
China	27,508,817	16,128	—		27,524,945
Colombia	390,363	—	—		390,363
Czech Republic	268,287	—	—		268,287
Egypt	395,598	—	—		395,598
Greece	197,591	—	—		197,591
Hong Kong	805,123	—	0	(a)	805,123
Hungary	419,310	—	—		419,310
India	9,654,977	—	—		9,654,977
Indonesia	4,639,094	—	—		4,639,094
Malaysia	4,297,915	—	—		4,297,915
Mexico	2,975,859	—	—		2,975,859
Netherlands	77,877	—	—		77,877

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Peru	$554,418	$—	$—		$554,418
Philippines	2,640,003	—	—		2,640,003
Poland	1,168,682	—	—		1,168,682
Qatar	1,560,917	—	—		1,560,917
Romania	109,874	—	—		109,874
Russia	3,757,656	74,853	—		3,832,509
South Africa	5,415,008	—	0	(a)	5,415,008
South Korea	14,810,379	—	—		14,810,379
Taiwan	15,704,868	—	—		15,704,868
Thailand	3,296,333	—	—		3,296,333
Turkey	936,912	—	—		936,912
United Arab Emirates	1,548,979	—	—		1,548,979
Warrants
Thailand	4,713	—	—		4,713
Rights
Chile	193	—	—		193
Short-Term Investment	12,103	—	—		12,103

TOTAL INVESTMENTS	$110,733,162	$90,981	$0		$110,824,143

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	6,546,997	6,534,894	12,103	$12,103	$574	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.6%
AGL Energy, Ltd.	87	$1,250
Amcor, Ltd.	301	3,346
AMP, Ltd.	227	872
Aurizon Holdings, Ltd.	235	843
Australia & New Zealand Banking Group, Ltd.	278	4,993
Bendigo & Adelaide Bank, Ltd.	57	407
BHP Billiton PLC	366	4,613
BHP Billiton, Ltd.	395	5,485
Brambles, Ltd.	423	3,902
Caltex Australia, Ltd.	22	523
Cochlear, Ltd.	19	1,715
Commonwealth Bank of Australia	118	6,534
CSL, Ltd.	179	14,952
Flight Centre Travel Group, Ltd.	1	24
Fortescue Metals Group, Ltd.	264	688
Incitec Pivot, Ltd.	126	279
Insurance Australia Group, Ltd.	203	824
LendLease Group	85	797
Macquarie Group, Ltd.	20	1,026
Medibank Pvt, Ltd.	200	439
National Australia Bank, Ltd.	255	4,828
Newcrest Mining, Ltd. (a)	109	1,867
Oil Search, Ltd.	100	497
Orica, Ltd.	58	533
Origin Energy, Ltd.	457	1,957
QBE Insurance Group, Ltd.	110	854
REA Group, Ltd.	27	1,196
Santos, Ltd.	1	3
Scentre Group REIT	471	1,725
SEEK, Ltd.	73	827
Sonic Healthcare, Ltd.	98	1,573
South32, Ltd. (a)	192	220
Suncorp Group, Ltd.	84	762
Telstra Corp., Ltd.	2,662	11,021
Transurban Group Stapled Security	30	268
Wesfarmers, Ltd.	62	1,851
Westfield Corp.	572	4,536
Westpac Banking Corp.	278	6,086
Woodside Petroleum, Ltd.	68	1,359
Woolworths, Ltd.	279	4,340

		99,815

AUSTRIA — 0.0% (b)
Erste Group Bank AG	33	745
OMV AG	30	840
Raiffeisen Bank International AG (a)	1	13
Voestalpine AG	23	767

		2,365

BELGIUM — 0.3%
Ageas	26	895
Anheuser-Busch InBev SA	29	3,789
Colruyt SA	21	1,157
Delhaize Group.	15	1,575
Groupe Bruxelles Lambert SA	10	816
KBC Group NV (a)	19	927
Proximus SADP	202	6,390

Solvay SA	8	741
UCB SA	48	3,584
Umicore SA	21	1,079

		20,953

CANADA — 3.5%
Agnico Eagle Mines, Ltd.	186	9,902
Agrium, Inc.	12	1,080
Alimentation Couche-Tard, Inc. Class B	96	4,101
Bank of Montreal	136	8,582
Bank of Nova Scotia	94	4,582
Barrick Gold Corp.	57	1,210
BCE, Inc.	158	7,438
Bombardier, Inc. Class B (a)	195	291
Brookfield Asset Management, Inc. Class A	49	1,613
Canadian Imperial Bank of Commerce	81	6,052
Canadian National Railway Co.	190	11,161
Canadian Natural Resources, Ltd.	62	1,903
Canadian Pacific Railway, Ltd.	7	897
Canadian Tire Corp., Ltd. Class A	11	1,192
CI Financial Corp.	40	830
Constellation Software, Inc.	6	2,310
Dollarama, Inc.	80	5,556
Eldorado Gold Corp.	167	747
Enbridge, Inc.	51	2,149
Encana Corp.	145	1,122
Fairfax Financial Holdings, Ltd.	12	6,429
First Capital Realty, Inc.	121	2,065
First Quantum Minerals, Ltd.	152	1,062
Franco-Nevada Corp.	241	18,230
Gildan Activewear, Inc.	52	1,515
Goldcorp, Inc.	610	11,611
Great-West Lifeco, Inc.	37	971
Imperial Oil, Ltd.	21	661
Intact Financial Corp.	167	11,868
Loblaw Cos., Ltd.	26	1,384
Magna International, Inc.	132	4,609
Manulife Financial Corp.	201	2,735
Metro, Inc.	75	2,599
Onex Corp.	18	1,095
Pembina Pipeline Corp.	8	242
Power Corp. of Canada	39	826
Power Financial Corp.	33	753
PrairieSky Royalty, Ltd.	79	1,492
Restaurant Brands International, Inc.	88	3,644
RioCan Real Estate Investment Trust	148	3,342
Rogers Communications, Inc. Class B	241	9,705
Royal Bank of Canada	258	15,166
Saputo, Inc.	56	1,655
Shaw Communications, Inc. Class B	363	6,932
Silver Wheaton Corp.	453	10,607
Smart Real Estate Investment Trust REIT	103	3,030
Sun Life Financial, Inc.	32	1,046
Teck Resources, Ltd. Class B	67	878
TELUS Corp.	158	5,061
Toronto-Dominion Bank	293	12,517
Yamana Gold, Inc.	152	787

		217,235

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

CHILE — 0.0% (b)
Antofagasta PLC	37	$230

DENMARK — 1.0%
Carlsberg A/S Class B	10	948
Chr Hansen Holding A/S	26	1,700
Coloplast A/S Class B	20	1,486
Danske Bank A/S	52	1,362
DSV A/S	62	2,594
Novo Nordisk A/S Class B	727	38,875
Novozymes A/S Class B	93	4,438
Pandora A/S	34	4,605
Tryg A/S	60	1,066
Vestas Wind Systems A/S	8	541
William Demant Holding A/S (a)	180	3,494

		61,109

FINLAND — 0.2%
Elisa Oyj	34	1,299
Fortum Oyj	1	16
Kone Oyj Class B	100	4,583
Nokia Oyj (c)	146	825
Nokia Oyj (c)	129	732
Orion Oyj Class B	35	1,353
Sampo Oyj Class A	24	974
Stora Enso Oyj Class R	103	821
UPM-Kymmene Oyj	59	1,075
Wartsila Oyj Abp.	36	1,462

		13,140

FRANCE — 1.9%
Aeroports de Paris	25	2,750
Air Liquide SA	15	1,568
Airbus Group SE	177	10,172
Alstom SA (a)	27	626
Arkema SA	11	844
AXA SA	261	5,163
BNP Paribas SA	175	7,729
Bouygues SA	27	778
Bureau Veritas SA	1	21
Cap Gemini SA	14	1,216
Carrefour SA	63	1,555
Casino Guichard Perrachon SA	1	56
Christian Dior SE	5	804
Cie de Saint-Gobain	38	1,450
Cie Generale des Etablissements Michelin	17	1,609
CNP Assurances	48	710
Credit Agricole SA	335	2,814
Danone SA	26	1,832
Dassault Systemes	25	1,896
Electricite de France SA	1	12
Engie SA	1	16
Essilor International SA	15	1,981
Hermes International	8	2,995
Iliad SA	1	203
Kering	5	808
L’Oreal SA	63	12,038
Lagardere SCA	1	22
Legrand SA	16	823
LVMH Moet Hennessy Louis Vuitton SE	12	1,813
Natixis SA	158	598

Orange SA	213	3,468
Pernod Ricard SA	10	1,112
Peugeot SA (a)	81	973
Publicis Groupe SA	32	2,152
Renault SA	25	1,901
Rexel SA	44	553
Safran SA	16	1,083
Sanofi	63	5,244
Schneider Electric SE	26	1,533
SCOR SE	29	864
Societe BIC SA	8	1,128
Societe Generale SA	151	4,732
Sodexo SA	10	1,075
Suez Environment Co.	51	798
Technip SA	1	54
Thales SA	28	2,333
TOTAL SA	271	13,060
Unibail-Rodamco SE	5	1,298
Valeo SA	69	3,076
Veolia Environnement SA	61	1,320
Vinci SA	37	2,618
Vivendi SA	57	1,070
Zodiac Aerospace	11	258

		116,605

GERMANY — 2.0%
adidas AG	11	1,570
Allianz SE	45	6,389
BASF SE	77	5,872
Bayer AG	42	4,199
Bayerische Motoren Werke AG	45	3,289
Bayerische Motoren Werke AG, Preference Shares	11	698
Beiersdorf AG	22	2,075
Brenntag AG	18	868
Commerzbank AG	336	2,174
Continental AG	32	6,019
Daimler AG	132	7,848
Deutsche Bank AG (a)	341	4,669
Deutsche Boerse AG	6	490
Deutsche Lufthansa AG	1	12
Deutsche Post AG	81	2,265
Deutsche Telekom AG	283	4,804
E.ON SE	394	3,951
Fresenius Medical Care AG & Co. KGaA	10	867
Fresenius SE & Co. KGaA	21	1,536
Fuchs Petrolub SE Preference Shares	22	862
Hannover Rueck SE	12	1,251
HeidelbergCement AG	12	899
Henkel AG & Co. KGaA	27	2,906
Henkel AG & Co. KGaA, Preference Shares	45	5,477
HUGO BOSS AG	23	1,301
Infineon Technologies AG	94	1,355
KS AG	29	591
Lanxess AG	15	655
Linde AG	10	1,393
MAN SE	45	4,594
Merck KGaA	12	1,214
METRO AG	85	2,594

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21	$3,505
Porsche Automobil Holding SE Preference Shares	60	2,755
ProSiebenSat.1 Media SE	50	2,178
RWE AG (a)	182	2,869
SAP SE	30	2,238
Siemens AG	51	5,202
Telefonica Deutschland Holding AG	324	1,329
ThyssenKrupp AG	37	740
TUI AG	441	5,020
United Internet AG	30	1,240
Volkswagen AG	16	2,140
Volkswagen AG, Preference Shares	52	6,256

		120,159

HONG KONG — 1.9%
AIA Group, Ltd.	400	2,390
Bank of East Asia, Ltd.	647	2,485
BOC Hong Kong Holdings, Ltd.	1,000	2,990
Cheung Kong Infrastructure Holdings, Ltd.	1,000	8,598
Cheung Kong Property Holdings, Ltd.	270	1,684
CK Hutchison Holdings, Ltd.	500	5,449
CLP Holdings, Ltd.	2,000	20,366
Hang Seng Bank, Ltd.	1,000	17,053
HK Electric Investments & HK Electric Investments, Ltd. (d)	3,331	3,104
HKT Trust & HKT, Ltd.	3,540	5,102
Hong Kong & China Gas Co., Ltd.	3,630	6,616
Hong Kong Exchanges and Clearing, Ltd.	307	7,424
Link REIT	1,000	6,806
MTR Corp., Ltd.	2,014	10,177
New World Development Co., Ltd.	1,072	1,085
Noble Group, Ltd. (a)	1,000	149
Power Assets Holdings, Ltd.	1,000	9,158
Yue Yuen Industrial Holdings, Ltd.	1,000	3,951

		114,587

IRELAND — 0.3%
Bank of Ireland (a)	2,748	565
CRH PLC	44	1,271
Experian PLC	259	4,889
James Hardie Industries PLC	109	1,660
Kerry Group PLC Class A	106	9,404
Paddy Power Betfair PLC	19	1,994
XL Group PLC Class A	32	1,066

		20,849

ISRAEL — 0.5%
Azrieli Group, Ltd.	56	2,379
Bank Hapoalim BM	983	4,952
Bank Leumi Le-Israel BM (a)	842	2,958
Bezeq The Israeli Telecommunication Corp., Ltd.	1,172	2,324
Check Point Software Technologies, Ltd. (a)	33	2,629
Israel Chemicals, Ltd.	1	4
Mizrahi Tefahot Bank, Ltd.	197	2,271
Nice-Systems, Ltd.	56	3,491
Teva Pharmaceutical Industries, Ltd.	153	7,688

		28,696

ITALY — 0.4%
Assicurazioni Generali SpA	202	2,368
Atlantia SpA	38	944
Enel SpA	939	4,152
Eni SpA	131	2,113
EXOR SpA	27	989
Ferrari NV	26	1,059
Intesa Sanpaolo SpA	1,159	2,192
Mediobanca SpA	229	1,311
Snam SpA	185	1,102
Telecom Italia SpA/Milano (a) (c)	1,742	1,422
Telecom Italia SpA/Milano (a) (c)	1,354	868
UniCredit SpA	1,280	2,801
Unione di Banche Italiane SpA	472	1,297

		22,618

JAPAN — 9.7%
ABC-Mart, Inc.	100	6,677
Aeon Co., Ltd.	100	1,546
Ajinomoto Co., Inc.	200	4,691
ANA Holdings, Inc.	2,000	5,677
Aozora Bank, Ltd.	1,000	3,451
Astellas Pharma, Inc.	1,100	17,156
Benesse Holdings, Inc.	100	2,340
Bridgestone Corp.	100	3,187
Canon, Inc.	700	19,873
Chubu Electric Power Co., Inc.	100	1,412
Chugai Pharmaceutical Co., Ltd.	100	3,543
Chugoku Bank, Ltd.	200	2,024
Chugoku Electric Power Co., Inc.	100	1,266
Concordia Financial Group, Ltd. (a)	100	389
Dai-ichi Life Insurance Co., Ltd.	300	3,296
Daiichi Sankyo Co., Ltd.	100	2,411
Denso Corp.	100	3,487
Eisai Co., Ltd.	100	5,544
Fuji Heavy Industries, Ltd.	200	6,780
FUJIFILM Holdings Corp.	100	3,844
GungHo Online Entertainment, Inc.	100	269
Hino Motors, Ltd.	100	986
Hitachi Construction Machinery Co., Ltd.	100	1,444
Hitachi, Ltd.	1,000	4,132
Honda Motor Co., Ltd.	200	5,015
Hoya Corp.	100	3,542
Idemitsu Kosan Co., Ltd.	100	2,156
Inpex Corp.	200	1,547
Isetan Mitsukoshi Holdings, Ltd.	100	883
Isuzu Motors, Ltd.	100	1,217
ITOCHU Corp.	300	3,625
Iyo Bank, Ltd.	200	1,215
Japan Airlines Co., Ltd.	200	6,418
Japan Exchange Group, Inc.	100	1,139
Japan Post Bank Co., Ltd.	100	1,169
Japan Post Holdings Co., Ltd.	100	1,210
Japan Prime Realty Investment Corp.	1	4,299
Japan Real Estate Investment Corp.	1	6,180
Japan Retail Fund Investment Corp. REIT	3	7,665
Japan Tobacco, Inc.	300	11,998
JFE Holdings, Inc.	200	2,564
JTEKT Corp.	100	1,118
JX Holdings, Inc.	700	2,720

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Kakaku.com, Inc.	200	$3,948
Kansai Electric Power Co., Inc. (a)	100	966
Kawasaki Heavy Industries, Ltd.	1,000	2,778
KDDI Corp.	200	6,069
Keikyu Corp.	1,000	10,030
Kirin Holdings Co., Ltd.	100	1,680
Kobe Steel, Ltd.	1,000	809
Komatsu, Ltd.	100	1,725
Konica Minolta, Inc.	100	721
Kubota Corp.	100	1,333
Kyowa Hakko Kirin Co., Ltd.	200	3,384
Kyushu Electric Power Co., Inc.	100	996
Kyushu Financial Group, Inc.	100	493
Lawson, Inc.	100	7,964
M3, Inc.	100	3,460
Marubeni Corp.	1,000	4,479
Mazda Motor Corp.	100	1,325
McDonald’s Holdings Co., Japan, Ltd.	100	2,724
Miraca Holdings, Inc.	100	4,308
Mitsubishi Chemical Holdings Corp.	300	1,359
Mitsubishi Corp.	400	6,971
Mitsubishi Heavy Industries, Ltd.	1,000	3,971
Mitsubishi Motors Corp.	300	1,372
Mitsubishi Tanabe Pharma Corp.	300	5,389
Mitsubishi UFJ Financial Group, Inc.	2,700	11,999
Mitsubishi UFJ Lease & Finance Co., Ltd.	100	380
Mitsui & Co., Ltd.	300	3,549
Mitsui OSK Lines, Ltd.	1,000	2,105
Mizuho Financial Group, Inc.	5,000	7,228
MS&AD Insurance Group Holdings, Inc.	100	2,555
Nagoya Railroad Co., Ltd.	1,000	5,624
NGK Spark Plug Co., Ltd.	100	1,490
Nikon Corp.	100	1,351
Nippon Building Fund, Inc.	1	6,170
Nippon Prologis, Inc. REIT	2	4,893
Nippon Steel & Sumitomo Metal Corp.	100	1,909
Nippon Telegraph & Telephone Corp.	400	18,715
Nippon Yusen KK	1,000	1,745
Nissan Motor Co., Ltd.	400	3,579
Nissin Foods Holdings Co., Ltd.	100	5,449
Nitori Holdings Co., Ltd.	100	12,028
Nomura Holdings, Inc.	500	1,780
Nomura Real Estate Master Fund, Inc.	4	6,344
Nomura Research Institute, Ltd.	200	7,291
NSK, Ltd.	200	1,466
NTT Data Corp.	200	9,416
NTT DOCOMO, Inc.	468	12,620
Oracle Corp. Japan	100	5,312
Oriental Land Co., Ltd.	100	6,457
ORIX Corp.	100	1,275
Osaka Gas Co., Ltd.	1,000	3,825
Otsuka Corp.	100	4,654
Otsuka Holdings Co., Ltd.	400	18,399
Panasonic Corp.	300	2,576
Park24 Co., Ltd.	100	3,426
Rakuten, Inc.	100	1,075
Recruit Holdings Co., Ltd.	366	13,325
Resona Holdings, Inc.	500	1,813
Ricoh Co., Ltd.	100	862

Sankyo Co., Ltd.	100	3,733
Santen Pharmaceutical Co., Ltd.	500	7,798
SBI Holdings, Inc.	100	984
Secom Co., Ltd.	100	7,362
Sekisui House, Ltd.	100	1,735
Seven & i Holdings Co., Ltd.	100	4,173
Showa Shell Sekiyu KK	200	1,856
SoftBank Group Corp.	100	5,643
Sompo Japan Nipponkoa Holdings, Inc.	100	2,630
Sony Corp.	200	5,825
Sumitomo Corp.	200	1,997
Sumitomo Electric Industries, Ltd.	100	1,307
Sumitomo Mitsui Financial Group, Inc.	300	8,556
Sumitomo Mitsui Trust Holdings, Inc.	1,000	3,215
Suntory Beverage & Food, Ltd.	200	9,007
Suzuken Co., Ltd.	100	3,129
T&D Holdings, Inc.	200	1,674
Takeda Pharmaceutical Co., Ltd.	489	21,087
Tobu Railway Co., Ltd.	1,000	5,468
Toho Co., Ltd.	100	2,753
Tohoku Electric Power Co., Inc.	100	1,255
Tokio Marine Holdings, Inc.	100	3,282
Tokyo Electric Power Co. Holdings, Inc. (a)	300	1,263
Toshiba Corp. (a)	1,000	2,694
Toyo Suisan Kaisha, Ltd.	100	4,036
Toyota Motor Corp.	300	14,773
Toyota Tsusho Corp.	100	2,131
Unicharm Corp.	100	2,227
United Urban Investment Corp.	3	5,413
USS Co., Ltd.	300	4,922
Yahoo! Japan Corp.	400	1,762
Yamada Denki Co., Ltd.	300	1,579
Yamaha Motor Co., Ltd.	100	1,502
Yamato Holdings Co., Ltd.	300	6,844
Yokohama Rubber Co., Ltd.	100	1,240

		596,899

LUXEMBOURG — 0.1%
ArcelorMittal (a)	299	1,359
RTL Group SA	33	2,689
SES SA	17	366
Tenaris SA	46	665

		5,079

MEXICO — 0.1%
Fresnillo PLC	280	6,154

NETHERLANDS — 0.9%
Aegon NV	287	1,125
AerCap Holdings NV (a)	100	3,359
Akzo Nobel NV	15	939
Altice NV Class A (a)	12	180
Altice NV Class B (a)	4	60
ASML Holding NV	91	8,936
Heineken Holding NV	16	1,300
Heineken NV	16	1,471
ING Groep NV	434	4,426
Koninklijke Ahold NV	90	1,990
Koninklijke DSM NV	14	809
Koninklijke KPN NV	337	1,219
Koninklijke Philips NV	57	1,418

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

NN Group NV	55	$1,515
OCI NV (a)	69	939
Randstad Holding NV	18	723
Royal Dutch Shell PLC Class A	587	16,067
Royal Dutch Shell PLC Class B	403	11,108

		57,584

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,039	4,810
Ryman Healthcare, Ltd.	513	3,409

		8,219

NORWAY — 0.1%
DNB ASA	94	1,116
Norsk Hydro ASA	195	707
Statoil ASA	119	2,049
Telenor ASA	45	740
Yara International ASA	60	1,891

		6,503

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	228	697
Galp Energia SGPS SA	60	833
Jeronimo Martins SGPS SA	72	1,133

		2,663

SINGAPORE — 0.8%
Broadcom, Ltd.	9	1,399
Keppel Corp., Ltd.	1,000	4,086
Oversea-Chinese Banking Corp., Ltd.	1,026	6,625
Singapore Airlines, Ltd.	1,000	7,920
Singapore Press Holdings, Ltd.	2,000	5,870
Singapore Telecommunications, Ltd.	6,842	20,995
StarHub, Ltd.	1,000	2,816

		49,711

SOUTH AFRICA — 0.1%
Investec PLC	55	341
Mondi PLC	113	2,107

		2,448

SPAIN — 0.8%
ACS Actividades de Construccion y Servicios SA	26	705
Amadeus IT Holding SA Class A	119	5,192
Banco Bilbao Vizcaya Argentaria SA	1,017	5,722
Banco de Sabadell SA	420	550
Banco Popular Espanol SA	1,085	1,387
Banco Santander SA	2,533	9,649
CaixaBank SA	1	2
Distribuidora Internacional de Alimentacion SA	70	405
Endesa SA	152	3,045
Ferrovial SA	50	965
Gas Natural SDG SA	1	20
Iberdrola SA	576	3,895
Industria de Diseno Textil SA	295	9,802
Mapfre SA	189	411
Repsol SA	281	3,562
Telefonica SA	461	4,333
Zardoya Otis SA	64	598

		50,243

SWEDEN — 0.7%
Alfa Laval AB	76	1,184
Assa Abloy AB Class B	244	4,956
Atlas Copco AB Class A	181	4,642
Atlas Copco AB Class B	106	2,480
Autoliv, Inc.	10	1,074
Boliden AB	74	1,422
Electrolux AB Series B	42	1,133
Hennes & Mauritz AB Class B	299	8,699
Investor AB Class B	67	2,221
Kinnevik AB Class B	78	1,841
Nordea Bank AB	371	3,105
Sandvik AB	70	692
Skandinaviska Enskilda Banken AB Class A	116	999
Skanska AB Class B	105	2,174
SKF AB Class B	108	1,709
Svenska Cellulosa AB SCA Class B	36	1,143
Svenska Handelsbanken AB Class A	105	1,262
Swedbank AB Class A	67	1,389
Telefonaktiebolaget LM Ericsson Class B	170	1,290
Telia Co. AB	174	816
Volvo AB Class B	108	1,058

		45,289

SWITZERLAND — 5.3%
ABB, Ltd. (a)	110	2,159
Actelion, Ltd. (a)	35	5,863
Adecco Group AG	51	2,559
Baloise Holding AG	9	1,000
Barry Callebaut AG (a)	1	1,229
Cie Financiere Richemont SA	1	58
Credit Suisse Group AG (a)	286	3,027
EMS-Chemie Holding AG	3	1,547
Galenica AG	1	1,346
Geberit AG	10	3,777
Givaudan SA	4	8,031
Glencore PLC	3,869	7,906
Julius Baer Group, Ltd. (a)	104	4,143
Kuehne + Nagel International AG	82	11,464
LafargeHolcim, Ltd. (a)	55	2,289
Nestle SA	1,080	83,311
Novartis AG	294	24,188
Partners Group Holding AG	7	2,995
Roche Holding AG	302	79,390
Schindler Holding AG (c)	19	3,433
Schindler Holding AG (c)	31	5,635
SGS SA	1	2,285
Sika AG	1	4,184
Sonova Holding AG	69	9,137
STMicroelectronics NV	52	303
Swatch Group AG	1	57
Swiss Life Holding AG (a)	4	919
Swiss Prime Site AG (a)	74	6,700
Swiss Re AG	39	3,393
Swisscom AG	34	16,846
Syngenta AG	23	8,832
TE Connectivity, Ltd.	102	5,825
UBS Group AG	404	5,213
Wolseley PLC	69	3,570
Zurich Insurance Group AG (a)	13	3,195

		325,809

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 6.5%
3i Group PLC	106	$776
Aberdeen Asset Management PLC	282	1,053
Admiral Group PLC	64	1,737
Aggreko PLC	70	1,196
Anglo American PLC	345	3,352
ARM Holdings PLC	345	5,216
Ashtead Group PLC	24	341
Associated British Foods PLC	21	763
AstraZeneca PLC	436	26,036
Auto Trader Group PLC (d)	17	80
Aviva PLC	338	1,780
Babcock International Group PLC	12	145
BAE Systems PLC	1,094	7,663
Barclays PLC	3,164	5,862
Barratt Developments PLC	52	282
Berkeley Group Holdings PLC	42	1,417
BP PLC	2,780	16,283
British American Tobacco PLC	56	3,626
British Land Co. PLC REIT	84	682
BT Group PLC	425	2,329
Bunzl PLC	87	2,677
Burberry Group PLC	128	1,985
Capita PLC	264	3,395
Centrica PLC	63	190
CNH Industrial NV	94	677
Cobham PLC	151	318
Coca-Cola European Partners PLC	65	2,320
Compass Group PLC	932	17,717
Croda International PLC	38	1,595
Delphi Automotive PLC	107	6,698
Diageo PLC	525	14,643
Direct Line Insurance Group PLC	223	1,028
easyJet PLC	251	3,644
Fiat Chrysler Automobiles NV	411	2,509
G4S PLC	140	342
GKN PLC	691	2,491
GlaxoSmithKline PLC	550	11,797
Hargreaves Lansdown PLC	73	1,213
HSBC Holdings PLC	3,118	19,419
ICAP PLC	156	875
IMI PLC	1	13
Imperial Brands PLC	259	14,034
Inmarsat PLC	540	5,807
International Consolidated Airlines Group SA	161	791
Intertek Group PLC	55	2,558
ITV PLC	1,074	2,580
J Sainsbury PLC	172	534
Johnson Matthey PLC	51	1,910
Kingfisher PLC	1,458	6,286
Land Securities Group PLC REIT	63	875
Legal & General Group PLC	298	760
Liberty Global PLC Class A (a)	31	901
Liberty Global PLC Series C (a)	45	1,289
Liberty Global PLC LiLAC Class A (a)	4	125
Liberty Global PLC LiLAC Class C (a)	6	182
Lloyds Banking Group PLC	2,616	1,891
London Stock Exchange Group PLC	50	1,692
Marks & Spencer Group PLC	478	2,036

Merlin Entertainments PLC (d)	403	2,372
National Grid PLC	632	9,260
Next PLC	77	5,075
Old Mutual PLC	359	961
Pearson PLC	53	685
Pentair PLC	14	816
Persimmon PLC	97	1,876
Petrofac, Ltd.	1	10
Prudential PLC	124	2,084
Randgold Resources, Ltd.	111	12,479
Reckitt Benckiser Group PLC	275	27,535
RELX NV	342	5,931
RELX PLC	385	7,082
Rio Tinto PLC	157	4,815
Rio Tinto, Ltd.	80	2,710
Rolls-Royce Holdings PLC (a)	576	5,479
Royal Bank of Scotland Group PLC (a)	767	1,759
Royal Mail PLC	778	5,211
RSA Insurance Group PLC	141	942
SABMiller PLC	69	4,031
Sage Group PLC	300	2,589
Schroders PLC	30	945
Sky PLC	335	3,798
Smith & Nephew PLC	221	3,743
Smiths Group PLC	111	1,711
SSE PLC	16	332
St James’s Place PLC	130	1,364
Standard Chartered PLC	687	5,185
Standard Life PLC	135	530
Tate & Lyle PLC	1	9
Taylor Wimpey PLC.	869	1,537
Tesco PLC (a)	1,711	4,000
Travis Perkins PLC	39	768
Unilever NV	473	22,023
Unilever PLC	367	17,559
Vodafone Group PLC	3,534	10,755
Weir Group PLC	1	19
Whitbread PLC	41	1,914
William Hill PLC	224	771
Wm Morrison Supermarkets PLC	345	864
WPP PLC	76	1,577

		403,522

UNITED STATES — 60.7%
3M Co.	167	29,245
Abbott Laboratories	376	14,781
AbbVie, Inc.	52	3,219
Accenture PLC Class A	284	32,174
Activision Blizzard, Inc.	49	1,942
Adobe Systems, Inc. (a)	17	1,628
Advance Auto Parts, Inc.	19	3,071
AES Corp.	74	924
Aetna, Inc.	27	3,298
Aflac, Inc.	27	1,948
AGCO Corp.	19	895
Agilent Technologies, Inc.	18	798
Air Products & Chemicals, Inc.	9	1,278
Albemarle Corp.	21	1,666
Alcoa, Inc.	85	788
Alleghany Corp. (a)	19	10,442

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Allergan PLC (a)	8	$1,849
Allstate Corp.	39	2,728
Ally Financial, Inc. (a)	97	1,656
Alphabet, Inc. Class A (a)	71	49,951
Alphabet, Inc. Class C (a)	75	51,908
Altria Group, Inc.	297	20,481
Amazon.com, Inc. (a)	5	3,578
Ameren Corp.	27	1,447
American Capital Agency Corp.	448	8,879
American Electric Power Co., Inc.	36	2,523
American Express Co.	40	2,430
American International Group, Inc.	171	9,044
American Tower Corp. REIT	111	12,611
American Water Works Co., Inc.	49	4,141
Ameriprise Financial, Inc.	10	899
AmerisourceBergen Corp.	167	13,246
AMETEK, Inc.	100	4,623
Amgen, Inc.	220	33,473
Amphenol Corp. Class A	72	4,128
Anadarko Petroleum Corp.	19	1,012
Analog Devices, Inc.	20	1,133
Annaly Capital Management, Inc.	1,355	15,000
ANSYS, Inc. (a)	100	9,075
Anthem, Inc.	30	3,940
Aon PLC	12	1,311
Apache Corp.	40	2,227
Apple, Inc.	1,401	133,936
Applied Materials, Inc.	52	1,246
Arch Capital Group, Ltd. (a)	200	14,400
Archer-Daniels-Midland Co.	71	3,045
Arrow Electronics, Inc. (a)	19	1,176
Assurant, Inc.	16	1,381
AT&T, Inc.	1,190	51,420
Automatic Data Processing, Inc.	391	35,921
AutoZone, Inc. (a)	31	24,609
AvalonBay Communities, Inc. REIT	101	18,219
Avnet, Inc.	24	972
Axis Capital Holdings, Ltd.	122	6,710
Baker Hughes, Inc.	27	1,219
Ball Corp. (a)	5	352
Bank of America Corp.	1,422	18,870
Bank of New York Mellon Corp.	96	3,730
Baxter International, Inc.	151	6,828
BB&T Corp.	58	2,065
Becton Dickinson and Co.	126	21,368
Bed Bath & Beyond, Inc.	84	3,630
Berkshire Hathaway, Inc. Class B (a)	187	27,076
Best Buy Co., Inc.	45	1,377
Biogen, Inc. (a)	56	13,542
BlackRock, Inc.	6	2,055
Boeing Co.	196	25,455
BorgWarner, Inc.	17	502
Boston Scientific Corp. (a)	77	1,800
Bristol-Myers Squibb Co.	237	17,431
Brixmor Property Group, Inc.	74	1,958
Broadridge Financial Solutions, Inc.	100	6,520
Brown-Forman Corp. Class B	33	3,292
Bunge, Ltd.	23	1,360
C.H. Robinson Worldwide, Inc.	145	10,766

C.R. Bard, Inc.	60	14,110
CA, Inc.	86	2,823
Camden Property Trust	18	1,592
Campbell Soup Co.	152	10,113
Capital One Financial Corp.	59	3,747
Cardinal Health, Inc.	87	6,787
CarMax, Inc. (a)	24	1,177
Carnival Corp.	25	1,105
Carnival PLC	26	1,150
Caterpillar, Inc.	43	3,260
CBS Corp. Class B	122	6,642
CDK Global, Inc.	54	2,996
Celanese Corp. Series A	17	1,113
CenterPoint Energy, Inc.	47	1,128
CenturyLink, Inc.	52	1,509
Cerner Corp. (a)	100	5,860
CF Industries Holdings, Inc.	75	1,808
Charles Schwab Corp.	39	987
Charter Communications, Inc. Class A (a)	6	1,372
Chevron Corp.	202	21,176
Chipotle Mexican Grill, Inc. (a)	13	5,236
Chubb, Ltd.	33	4,313
Church & Dwight Co., Inc.	197	20,269
Cigna Corp.	17	2,176
Cimarex Energy Co.	8	955
Cintas Corp.	100	9,813
Cisco Systems, Inc.	476	13,656
CIT Group, Inc.	25	798
Citigroup, Inc.	444	18,821
Citizens Financial Group, Inc.	68	1,359
Citrix Systems, Inc. (a)	37	2,963
Clorox Co.	154	21,312
CME Group, Inc.	24	2,338
Coach, Inc.	96	3,911
Coca-Cola Co.	508	23,028
Cognizant Technology Solutions Corp. Class A (a)	22	1,259
Colgate-Palmolive Co.	179	13,103
Columbia Pipeline Group, Inc.	28	714
Comcast Corp. Class A	151	9,844
Comerica, Inc.	23	946
ConAgra Foods, Inc.	32	1,530
ConocoPhillips	191	8,328
Consolidated Edison, Inc.	379	30,487
Core Laboratories NV	11	1,363
Corning, Inc.	93	1,905
Costco Wholesale Corp.	109	17,117
Crown Castle International Corp. REIT	120	12,172
CSX Corp.	52	1,356
Cummins, Inc.	43	4,835
CVS Health Corp.	72	6,893
Danaher Corp.	26	2,626
Darden Restaurants, Inc.	22	1,393
DaVita HealthCare Partners, Inc. (a)	190	14,691
Deere & Co.	27	2,188
Delta Air Lines, Inc.	27	984
Devon Energy Corp.	25	906
Dick’s Sporting Goods, Inc.	28	1,262
Discover Financial Services	33	1,768

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

DISH Network Corp. Class A (a)	18	$943
Dollar General Corp.	185	17,390
Dollar Tree, Inc. (a)	54	5,089
Dominion Resources, Inc.	149	11,612
Dover Corp.	12	832
Dow Chemical Co.	75	3,728
Dr. Pepper Snapple Group, Inc.	49	4,735
DTE Energy Co.	16	1,586
Duke Energy Corp.	248	21,276
E.I. du Pont de Nemours & Co.	41	2,657
Eastman Chemical Co.	40	2,716
Eaton Corp. PLC	24	1,434
Eaton Vance Corp.	32	1,131
eBay, Inc. (a)	145	3,394
Edison International	24	1,864
Edwards Lifesciences Corp. (a)	54	5,385
Eli Lilly & Co.	408	32,130
EMC Corp.	297	8,070
Emerson Electric Co.	161	8,398
Entergy Corp.	18	1,464
EOG Resources, Inc.	21	1,752
EQT Corp.	13	1,007
Equity Residential REIT	118	8,128
Estee Lauder Cos., Inc. Class A	60	5,461
Everest Re Group, Ltd.	58	10,595
Eversource Energy.	73	4,373
Exelon Corp.	76	2,763
Expeditors International of Washington, Inc.	248	12,162
Express Scripts Holding Co. (a)	167	12,659
Exxon Mobil Corp.	597	55,963
F5 Networks, Inc. (a)	18	2,049
Facebook, Inc. Class A (a)	21	2,400
Fastenal Co.	74	3,285
Federal Realty Investment Trust REIT	81	13,410
FedEx Corp.	17	2,580
Fidelity National Information Services, Inc.	59	4,347
Fifth Third Bancorp	86	1,513
FirstEnergy Corp.	45	1,571
Fiserv, Inc. (a)	17	1,848
FleetCor Technologies, Inc. (a)	15	2,147
Flextronics International, Ltd. (a)	104	1,227
Flowserve Corp.	35	1,581
Fluor Corp.	43	2,119
FNF Group	69	2,588
Foot Locker, Inc.	136	7,461
Ford Motor Co.	533	6,700
Franklin Resources, Inc.	102	3,404
Freeport-McMoRan, Inc.	181	2,016
Frontier Communications Corp.	177	874
Gap, Inc.	79	1,676
Gartner, Inc. (a)	100	9,741
General Dynamics Corp.	71	9,886
General Electric Co.	518	16,307
General Mills, Inc.	559	39,868
General Motors Co.	252	7,132
Genuine Parts Co.	67	6,784
Gilead Sciences, Inc.	445	37,122
Goldman Sachs Group, Inc.	42	6,240
Halliburton Co.	36	1,630

Harris Corp.	27	2,253
Hartford Financial Services Group, Inc.	40	1,775
HCA Holdings, Inc. (a)	21	1,617
HCP, Inc. REIT	26	920
Henry Schein, Inc. (a)	25	4,420
Hershey Co.	228	25,876
Hess Corp.	30	1,803
Hewlett Packard Enterprise Co.	271	4,951
HollyFrontier Corp.	22	523
Home Depot, Inc.	92	11,747
Honeywell International, Inc.	179	20,821
Hormel Foods Corp.	122	4,465
Host Hotels & Resorts, Inc. REIT	49	794
HP, Inc.	481	6,037
Humana, Inc.	13	2,338
Illinois Tool Works, Inc.	118	12,291
Ingersoll-Rand PLC	18	1,146
Intel Corp.	1,447	47,462
Intercontinental Exchange, Inc.	6	1,536
International Business Machines Corp.	344	52,212
International Flavors & Fragrances, Inc.	19	2,395
International Paper Co.	32	1,356
Interpublic Group of Cos., Inc.	100	2,310
Intuit, Inc.	123	13,728
Intuitive Surgical, Inc. (a)	1	661
Invesco, Ltd.	29	741
J.M. Smucker Co.	49	7,468
Jacobs Engineering Group, Inc. (a)	19	946
JB Hunt Transport Services, Inc.	68	5,503
Johnson & Johnson	1,046	126,880
Johnson Controls, Inc.	142	6,285
JPMorgan Chase & Co.	384	23,862
Juniper Networks, Inc.	41	922
Kellogg Co.	238	19,433
KeyCorp.	83	917
Kimberly-Clark Corp.	84	11,548
Kinder Morgan, Inc.	127	2,377
KLA-Tencor Corp.	17	1,245
Kohl’s Corp.	22	834
Kraft Heinz Co.	24	2,124
Kroger Co.	112	4,120
L Brands, Inc.	36	2,417
L-3 Communications Holdings, Inc.	9	1,320
Laboratory Corp. of America Holdings (a)	66	8,598
Las Vegas Sands Corp.	97	4,219
Leucadia National Corp.	40	693
Liberty Braves Group Class A (a)	3	45
Liberty Braves Group Class C (a)	5	73
Liberty Interactive Corp. QVC Group Class A (a)	40	1,015
Liberty SiriusXM Group Class A (a)	33	1,035
Liberty SiriusXM Group Class C (a)	66	2,037
Lincoln National Corp.	22	853
Linear Technology Corp.	66	3,071
Loews Corp.	27	1,109
Lowe’s Cos., Inc.	297	23,514
lululemon athletica, Inc. (a)	29	2,142
LyondellBasell Industries NV Class A	146	10,865
M&T Bank Corp.	17	2,010

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Macerich Co. REIT	100	$8,539
Macy’s, Inc.	126	4,235
ManpowerGroup, Inc.	13	836
Marathon Oil Corp.	161	2,417
Marathon Petroleum Corp.	188	7,136
Marsh & McLennan Cos., Inc.	256	17,526
MasterCard, Inc. Class A	321	28,267
McCormick & Co., Inc.	171	18,241
McDonald’s Corp.	190	22,865
McKesson Corp.	54	10,079
Medtronic PLC	57	4,946
Merck & Co., Inc.	345	19,875
MetLife, Inc.	90	3,585
Mettler-Toledo International, Inc. (a)	9	3,284
MGM Resorts International (a)	41	928
Michael Kors Holdings, Ltd. (a)	68	3,365
Micron Technology, Inc. (a)	240	3,302
Microsoft Corp.	2,059	105,359
Molson Coors Brewing Co. Class B	16	1,618
Mondelez International, Inc. Class A	109	4,961
Monsanto Co.	115	11,892
Morgan Stanley	206	5,352
Mosaic Co.	24	628
Motorola Solutions, Inc.	155	10,225
Murphy Oil Corp.	17	540
Mylan NV (a)	22	951
National Oilwell Varco, Inc.	126	4,240
Navient Corp.	70	837
NetApp, Inc.	29	713
New York Community Bancorp, Inc.	73	1,094
Newell Brands, Inc.	67	3,254
Newmont Mining Corp.	84	3,286
News Corp. Class A	63	715
NextEra Energy, Inc.	85	11,084
NIKE, Inc. Class B	370	20,424
Noble Energy, Inc.	15	538
Nordstrom, Inc.	139	5,289
Norfolk Southern Corp.	15	1,277
Northern Trust Corp.	18	1,193
Northrop Grumman Corp.	52	11,559
Nucor Corp.	21	1,038
NVIDIA Corp.	59	2,774
O’Reilly Automotive, Inc. (a)	63	17,079
Occidental Petroleum Corp.	152	11,485
Omnicom Group, Inc.	65	5,297
ONEOK, Inc.	16	759
Oracle Corp.	833	34,095
PACCAR, Inc.	18	934
Parker-Hannifin Corp.	9	972
Patterson Cos., Inc.	106	5,076
Paychex, Inc.	498	29,631
PayPal Holdings, Inc. (a)	30	1,095
People’s United Financial, Inc.	407	5,967
PepsiCo, Inc.	605	64,094
Pfizer, Inc.	624	21,971
PG&E Corp.	285	18,217
Philip Morris International, Inc.	63	6,408
Phillips 66	163	12,932
Pioneer Natural Resources Co.	5	756

Plains GP Holdings L.P. Class A	100	1,043
PNC Financial Services Group, Inc.	54	4,395
Polaris Industries, Inc.	19	1,553
PPG Industries, Inc.	62	6,457
PPL Corp.	44	1,661
Praxair, Inc.	66	7,418
Priceline Group, Inc. (a)	13	16,229
Principal Financial Group, Inc.	22	904
Procter & Gamble Co.	958	81,114
Progressive Corp.	151	5,059
Prologis, Inc. REIT	27	1,324
Prudential Financial, Inc.	35	2,497
Public Service Enterprise Group, Inc.	36	1,678
Public Storage REIT	78	19,936
PulteGroup, Inc.	54	1,052
QUALCOMM, Inc.	361	19,339
Quest Diagnostics, Inc.	18	1,465
Ralph Lauren Corp.	15	1,344
Raytheon Co.	77	10,468
Realty Income Corp. REIT	100	6,936
Regions Financial Corp.	136	1,157
RenaissanceRe Holdings, Ltd.	60	7,046
Republic Services, Inc.	337	17,291
ResMed, Inc.	34	2,150
Reynolds American, Inc.	32	1,726
Robert Half International, Inc.	38	1,450
Rockwell Automation, Inc.	37	4,248
Rockwell Collins, Inc.	38	3,235
Ross Stores, Inc.	196	11,111
Royal Caribbean Cruises, Ltd.	19	1,276
SBA Communications Corp. Class A Class A (a)	116	12,521
SCANA Corp.	30	2,270
Schlumberger, Ltd.	111	8,778
Scripps Networks Interactive, Inc. Class A	21	1,308
Seagate Technology PLC	24	585
SEI Investments Co.	39	1,876
Sempra Energy	22	2,508
Sherwin-Williams Co.	21	6,167
Shire PLC	29	1,799
Simon Property Group, Inc. REIT	7	1,518
Skyworks Solutions, Inc.	41	2,594
Southern Co.	652	34,967
Southwest Airlines Co.	6	235
Spectra Energy Corp.	52	1,905
Stanley Black & Decker, Inc.	12	1,335
Staples, Inc.	93	802
Starbucks Corp.	648	37,014
Starwood Hotels & Resorts Worldwide, Inc.	13	961
State Street Corp. (e)	36	1,941
Stericycle, Inc. (a)	5	521
Stryker Corp.	113	13,541
SunTrust Banks, Inc.	53	2,177
Symantec Corp.	46	945
Synchrony Financial (a)	32	809
Synopsys, Inc. (a)	194	10,492
Sysco Corp.	113	5,734
T Rowe Price Group, Inc.	67	4,889
Target Corp.	366	25,554

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

TD Ameritrade Holding Corp.	61	$1,737
Tesoro Corp.	21	1,573
Texas Instruments, Inc.	338	21,176
Textron, Inc.	28	1,024
Thermo Fisher Scientific, Inc.	13	1,921
Thomson Reuters Corp.	150	6,037
Tiffany & Co.	29	1,759
Time Warner, Inc.	61	4,486
TJX Cos., Inc.	448	34,599
Tractor Supply Co.	39	3,556
Travelers Cos., Inc.	125	14,880
TripAdvisor, Inc. (a)	28	1,800
Twenty-First Century Fox, Inc. Class A	65	1,758
Twenty-First Century Fox, Inc. Class B	130	3,543
Tyco International PLC	24	1,022
Tyson Foods, Inc. Class A	28	1,870
UDR, Inc. REIT	200	7,384
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15	3,655
Under Armour, Inc. Class A (a)	34	1,364
Under Armour, Inc. Class C (a)	34	1,246
Union Pacific Corp.	229	19,980
United Parcel Service, Inc. Class B	137	14,758
United Technologies Corp.	39	3,999
UnitedHealth Group, Inc.	117	16,520
Universal Health Services, Inc. Class B	12	1,609
Unum Group	30	954
US Bancorp	189	7,622
Valero Energy Corp.	181	9,231
Varian Medical Systems, Inc. (a)	145	11,923
Ventas, Inc. REIT	161	11,724
Verizon Communications, Inc.	770	42,997
VF Corp.	200	12,298
Visa, Inc. Class A	677	50,213
VMware, Inc. Class A (a)	100	5,722
Voya Financial, Inc.	28	693
W.W. Grainger, Inc.	16	3,636
Wabtec Corp.	22	1,545
Wal-Mart Stores, Inc.	705	51,479
Walgreens Boots Alliance, Inc.	44	3,664
Walt Disney Co.	458	44,802
Waste Management, Inc.	329	21,803
Waters Corp. (a)	21	2,954
WEC Energy Group, Inc.	194	12,668
Wells Fargo & Co.	582	27,546
Welltower, Inc. REIT	218	16,605
Western Digital Corp.	15	709
Western Union Co.	168	3,222
WestRock Co.	22	855
Weyerhaeuser Co. REIT	34	1,012
Whirlpool Corp.	7	1,166
Whole Foods Market, Inc.	100	3,202
Williams Cos., Inc.	22	476
Willis Towers Watson PLC	12	1,492
WR Berkley Corp.	139	8,329
Xcel Energy, Inc.	338	15,136
Xerox Corp.	123	1,167
Xilinx, Inc.	57	2,629
Yahoo!, Inc. (a)	143	5,371
Yum! Brands, Inc.	28	2,322

Zimmer Biomet Holdings, Inc.	10	1,204
Zoetis, Inc.	8	380

		3,747,905

TOTAL COMMON STOCKS (Cost $5,965,117)		6,146,389

RIGHTS — 0.0% (b)
HONG KONG — 0.0% (b)
Noble Group, Ltd. (expiring 7/20/16) (a)	1,000	67

SPAIN — 0.0% (b)
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16) (a)	26	18
Repsol SA (expiring 7/8/16) (a)	120	39

		57

TOTAL RIGHTS (Cost $343)		124

SHORT-TERM INVESTMENT — 0.0% (b)

UNITED STATES — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (f) (g) (Cost $2,341)	2,341	2,341

TOTAL INVESTMENTS — 99.6% (Cost $5,967,801)		6,148,854
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		24,172

NET ASSETS — 100.0%		$6,173,026

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.1% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$99,815	$—	$—	$99,815
Austria	2,365	—	—	2,365
Belgium	20,953	—	—	20,953
Canada	217,235	—	—	217,235
Chile	230	—	—	230
Denmark	61,109	—	—	61,109
Finland	13,140	—	—	13,140
France	116,605	—	—	116,605
Germany	120,159	—	—	120,159
Hong Kong	114,587	—	—	114,587
Ireland	20,849	—	—	20,849
Israel	28,696	—	—	28,696
Italy	22,618	—	—	22,618
Japan	596,899	—	—	596,899
Luxembourg	5,079	—	—	5,079
Mexico	6,154	—	—	6,154
Netherlands	57,584	—	—	57,584
New Zealand	8,219	—	—	8,219
Norway	6,503	—	—	6,503
Portugal	2,663	—	—	2,663
Singapore	49,711	—	—	49,711
South Africa	2,448	—	—	2,448
Spain	50,243	—	—	50,243
Sweden	45,289	—	—	45,289
Switzerland	325,809	—	—	325,809
United Kingdom	403,522	—	—	403,522
United States	3,747,553	352	—	3,747,905
Rights
Hong Kong	—	67	—	67
Spain	57	—	—	57
Short-Term Investment	2,341	—	—	2,341

TOTAL INVESTMENTS	$6,148,435	$419	$—	$6,148,854

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	16,482	$16,482	306,760	320,901	2,341	$2,341	$72	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI Australia StrategicFactors EFT

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AIRLINES — 0.1%
Qantas Airways, Ltd. (a)	2,483	$5,214

BANKS — 20.0%
Australia & New Zealand Banking Group, Ltd.	24,199	434,608
Bank of Queensland, Ltd.	1,816	14,320
Bendigo & Adelaide Bank, Ltd.	7,973	56,992
Commonwealth Bank of Australia	9,005	498,660
National Australia Bank, Ltd.	20,264	383,702
Westpac Banking Corp.	21,416	468,823

		1,857,105

BEVERAGES — 0.7%
Coca-Cola Amatil, Ltd.	9,564	58,609
Treasury Wine Estates, Ltd.	1,065	7,319

		65,928

BIOTECHNOLOGY — 5.3%
CSL, Ltd.	5,916	494,159

CAPITAL MARKETS — 1.1%
Macquarie Group, Ltd.	1,554	79,725
Platinum Asset Management, Ltd.	5,236	22,456

		102,181

CHEMICALS — 0.7%
Incitec Pivot, Ltd.	15,245	33,714
Orica, Ltd.	3,852	35,365

		69,079

COMMERCIAL SERVICES & SUPPLIES — 2.6%
Brambles, Ltd.	26,500	244,478

CONSTRUCTION & ENGINEERING — 0.1%
CIMIC Group, Ltd.	302	8,039

CONSTRUCTION MATERIALS — 1.1%
Boral, Ltd.	9,453	43,781
James Hardie Industries PLC	3,655	55,655

		99,436

CONTAINERS & PACKAGING — 3.3%
Amcor, Ltd.	27,412	304,736

DIVERSIFIED FINANCIAL SERVICES — 1.7%
ASX, Ltd.	4,186	142,629
Challenger, Ltd.	1,781	11,445

		154,074

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.7%
Telstra Corp., Ltd.	113,305	469,080
TPG Telecom, Ltd.	6,678	59,172
Vocus Communications, Ltd.	245	1,554

		529,806

ELECTRIC UTILITIES — 0.6%
AusNet Services	47,465	57,961

FOOD & STAPLES RETAILING — 11.6%
Wesfarmers, Ltd.	20,255	604,783
Woolworths, Ltd.	30,592	475,849

		1,080,632

GAS UTILITIES — 0.8%
APA Group	10,751	73,968

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Cochlear, Ltd.	1,286	116,104

HEALTH CARE PROVIDERS & SERVICES — 4.0%
Healthscope, Ltd.	20,785	44,263
Ramsay Health Care, Ltd.	3,253	173,816
Sonic Healthcare, Ltd.	9,629	154,508

		372,587

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aristocrat Leisure, Ltd.	474	4,871
Crown Resorts, Ltd.	1,115	10,469
Domino’s Pizza Enterprises, Ltd.	890	45,149
Flight Centre Travel Group, Ltd.	1,012	23,797
Tabcorp Holdings, Ltd.	8,004	27,236
Tatts Group, Ltd.	29,022	82,549

		194,071

INSURANCE — 4.2%
AMP, Ltd.	19,871	76,347
Insurance Australia Group, Ltd.	23,805	96,603
Medibank Pvt, Ltd.	12,632	27,747
QBE Insurance Group, Ltd.	8,895	69,080
Suncorp Group, Ltd.	13,756	124,756

		394,533

IT SERVICES — 0.4%
Computershare, Ltd.	4,982	34,017

MEDIA — 0.5%
REA Group, Ltd.	1,012	44,828

METALS & MINING — 6.7%
Alumina, Ltd.	7,046	6,794
BHP Billiton, Ltd.	18,162	252,212
Fortescue Metals Group, Ltd.	14,965	39,000
Newcrest Mining, Ltd. (a)	2,771	47,456
Rio Tinto, Ltd.	6,829	231,362
South32, Ltd. (a)	35,881	41,144

		617,968

MULTI-UTILITIES — 1.9%
AGL Energy, Ltd.	7,351	105,585
DUET Group	38,450	71,574

		177,159

MULTILINE RETAIL — 0.3%
Harvey Norman Holdings, Ltd.	7,723	26,510

OIL, GAS & CONSUMABLE FUELS — 2.0%
Caltex Australia, Ltd.	1,146	27,221
Oil Search, Ltd.	3,153	15,659
Origin Energy, Ltd.	10,287	44,043
Santos, Ltd.	8,799	30,400
Woodside Petroleum, Ltd.	3,633	72,606

		189,929

PROFESSIONAL SERVICES — 0.5%
SEEK, Ltd.	3,993	45,222

REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.7%
Dexus Property Group REIT	7,450	50,036
Goodman Group REIT	36,522	193,351
GPT Group REIT	41,624	167,674
Mirvac Group REIT	41,852	62,949
Scentre Group	109,956	402,816

See accompanying Notes to Schedule of Investments

SPDR MSCI Australia StrategicFactors EFT

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Stockland REIT	24,811	$87,014
Vicinity Centres REIT	39,502	97,652
Westfield Corp.	49,970	396,262

		1,457,754

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
LendLease Group	9,549	89,588

ROAD & RAIL — 1.0%
Asciano, Ltd.	5,582	36,867
Aurizon Holdings, Ltd.	14,418	51,746

		88,613

TRANSPORTATION INFRASTRUCTURE — 2.5%
Sydney Airport	13,332	68,894
Transurban Group	18,598	166,038

		234,932

TOTAL COMMON STOCKS (Cost $9,574,564)		9,230,611

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d) (Cost $665)	665	$665

TOTAL INVESTMENTS — 99.4% (Cost $9,575,229)		9,231,276
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		54,888

NET ASSETS — 100.0%		$9,286,164

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$5,214	$—	$—	$5,214
Banks	1,857,105	—	—	1,857,105
Beverages	65,928	—	—	65,928
Biotechnology	494,159	—	—	494,159
Capital Markets	102,181	—	—	102,181
Chemicals	69,079	—	—	69,079
Commercial Services & Supplies	244,478	—	—	244,478
Construction & Engineering	8,039	—	—	8,039
Construction Materials	99,436	—	—	99,436
Containers & Packaging	304,736	—	—	304,736
Diversified Financial Services	154,074	—	—	154,074
Diversified Telecommunication Services	529,806	—	—	529,806
Electric Utilities	57,961	—	—	57,961
Food & Staples Retailing	1,080,632	—	—	1,080,632
Gas Utilities	73,968	—	—	73,968
Health Care Equipment & Supplies	116,104	—	—	116,104
Health Care Providers & Services	372,587	—	—	372,587
Hotels, Restaurants & Leisure	194,071	—	—	194,071
Insurance	394,533	—	—	394,533

See accompanying Notes to Schedule of Investments

SPDR MSCI Australia StrategicFactors EFT

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
IT Services	$34,017	$—	$—	$34,017
Media	44,828	—	—	44,828
Metals & Mining	617,968	—	—	617,968
Multi-Utilities	177,159	—	—	177,159
Multiline Retail	26,510	—	—	26,510
Oil, Gas & Consumable Fuels	189,929	—	—	189,929
Professional Services	45,222	—	—	45,222
Real Estate Investment Trusts (REITs)	1,457,754	—	—	1,457,754
Real Estate Management & Development	89,588	—	—	89,588
Road & Rail	88,613	—	—	88,613
Transportation Infrastructure	234,932	—	—	234,932
Short-Term Investment	665	—	—	665

TOTAL INVESTMENTS	$9,231,276	$—	$—	$9,231,276

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,749	$1,749	384,597	385,681	665	$665	$39	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
Bombardier, Inc. (a)	13,529	$20,210
CAE, Inc.	1,779	21,383

		41,593

AUTO COMPONENTS — 2.7%
Linamar Corp.	1,979	70,127
Magna International, Inc.	9,477	330,932

		401,059

BANKS — 18.6%
Bank of Montreal	6,431	405,806
Bank of Nova Scotia	10,866	529,704
Canadian Imperial Bank of Commerce	7,339	548,377
National Bank of Canada	3,187	108,442
Royal Bank of Canada	10,549	620,090
Toronto-Dominion Bank	13,835	591,026

		2,803,445

CAPITAL MARKETS — 1.4%
CI Financial Corp.	9,712	201,539
IGM Financial, Inc.	417	11,292

		212,831

CHEMICALS — 4.7%
Agrium, Inc.	4,107	369,652
Methanex Corp.	594	17,193
Potash Corp. of Saskatchewan, Inc.	19,670	318,064

		704,909

CONSTRUCTION & ENGINEERING — 1.4%
SNC-Lavalin Group, Inc.	4,953	206,937

CONTAINERS & PACKAGING — 1.3%
CCL Industries, Inc.	1,157	200,308

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Element Financial Corp.	1,039	10,961
Onex Corp.	1,564	95,138

		106,099

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
BCE, Inc.	3,705	174,424
TELUS Corp.	9,620	308,148

		482,572

ELECTRIC UTILITIES — 2.2%
Fortis, Inc.	4,476	150,510
Hydro One, Ltd. (b)	8,992	179,743

		330,253

FOOD & STAPLES RETAILING — 7.7%
Alimentation Couche-Tard, Inc.	8,429	360,084
Empire Co., Ltd.	1,741	25,752
George Weston, Ltd.	1,446	124,492
Jean Coutu Group PJC, Inc.	4,083	62,878
Loblaw Cos., Ltd.	3,290	175,077
Metro, Inc.	12,087	418,908

		1,167,191

FOOD PRODUCTS — 2.0%
Saputo, Inc.	10,356	305,967

HOTELS, RESTAURANTS & LEISURE — 0.2%
Restaurant Brands International, Inc.	629	26,047

INSURANCE — 11.3%
Fairfax Financial Holdings, Ltd.	351	188,062
Great-West Lifeco, Inc.	15,649	410,655
Industrial Alliance Insurance & Financial Services, Inc.	759	23,734
Intact Financial Corp.	6,323	449,334
Manulife Financial Corp.	12,025	163,611
Power Corp. of Canada	4,036	85,462
Power Financial Corp.	10,216	233,237
Sun Life Financial, Inc.	4,558	148,950

		1,703,045

IT SERVICES — 2.3%
CGI Group, Inc. (a)	8,329	353,952

MEDIA — 3.4%
Shaw Communications, Inc.	17,191	328,279
Thomson Reuters Corp.	4,698	189,085

		517,364

METALS & MINING — 3.8%
Agnico Eagle Mines, Ltd.	1,569	83,530
Barrick Gold Corp.	3,526	74,880
Eldorado Gold Corp.	2,355	10,536
First Quantum Minerals, Ltd.	6,108	42,658
Franco-Nevada Corp.	1,612	121,940
Goldcorp, Inc.	4,452	84,741
Kinross Gold Corp. (a)	3,021	14,748
Silver Wheaton Corp.	1,519	35,569
Teck Resources, Ltd.	6,051	79,254
Turquoise Hill Resources, Ltd. (a)	4,794	16,131
Yamana Gold, Inc.	3,271	16,925

		580,912

MULTI-UTILITIES — 0.7%
Atco, Ltd.	978	34,129
Canadian Utilities, Ltd.	2,737	78,883

		113,012

MULTILINE RETAIL — 3.8%
Canadian Tire Corp., Ltd.	2,748	297,821
Dollarama, Inc.	3,955	274,691

		572,512

OIL, GAS & CONSUMABLE FUELS — 13.0%
AltaGas, Ltd.	2,383	57,616
ARC Resources, Ltd.	1,050	17,876
Cameco Corp.	4,441	48,524
Canadian Natural Resources, Ltd.	5,218	160,152
Cenovus Energy, Inc.	6,438	88,586
Crescent Point Energy Corp.	2,353	36,979
Enbridge, Inc.	5,096	214,756
Encana Corp.	5,163	39,954
Husky Energy, Inc.	3,870	46,993
Imperial Oil, Ltd.	5,900	185,718
Inter Pipeline, Ltd.	2,040	43,040
Keyera Corp.	6,783	206,410
Pembina Pipeline Corp.	4,683	141,568
Peyto Exploration & Development Corp.	402	10,735
PrairieSky Royalty, Ltd.	497	9,384
Seven Generations Energy, Ltd. (a)	188	3,570
Suncor Energy, Inc.	13,018	359,255
Tourmaline Oil Corp. (a)	742	19,431

See accompanying Notes to Schedule of Investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

TransCanada Corp.	5,800	$261,083
Veresen, Inc.	953	8,035
Vermilion Energy, Inc	349	11,056

		1,970,721

PAPER & FOREST PRODUCTS — 0.1%
West Fraser Timber Co., Ltd.	430	12,506

PHARMACEUTICALS — 0.2%
Valeant Pharmaceuticals International, Inc. (a)	1,811	36,326

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.3%
H&R Real Estate Investment Trust	4,606	79,834
RioCan Real Estate Investment Trust	5,591	126,268
Smart Real Estate Investment Trust	4,854	142,776

		348,878

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
Brookfield Asset Management, Inc.	5,397	177,615
First Capital Realty, Inc.	9,750	166,366

		343,981

ROAD & RAIL — 5.0%
Canadian National Railway Co.	7,942	466,540
Canadian Pacific Railway, Ltd.	2,278	291,753

		758,293

SOFTWARE — 2.1%
Constellation Software, Inc.	685	263,731
Open Text Corp.	856	50,350

		314,081

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
BlackBerry, Ltd. (a)	1,814	12,110

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Gildan Activewear, Inc.	9,424	274,585

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Finning International, Inc.	989	16,023

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Rogers Communications, Inc.	3,736	150,453

TOTAL COMMON STOCKS (Cost $14,356,739)		15,067,965

SHORT-TERM INVESTMENT — 0.0% (c)
MONEY MARKET FUNDS — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $2,548)	2,548	2,548

TOTAL INVESTMENTS — 99.7% (Cost $14,359,287)		15,070,513
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		43,057

NET ASSETS — 100.0%		$15,113,570

(a)	Non-income producing security
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of June 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$41,593	$—	$—	$41,593
Auto Components	401,059	—	—	401,059
Banks	2,803,445	—	—	2,803,445
Capital Markets	212,831	—	—	212,831
Chemicals	704,909	—	—	704,909
Construction & Engineering	206,937	—	—	206,937
Containers & Packaging	200,308	—	—	200,308
Diversified Financial Services	106,099	—	—	106,099

See accompanying Notes to Schedule of Investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Telecommunication Services	$482,572	$—	$—	$482,572
Electric Utilities	330,253	—	—	330,253
Food & Staples Retailing	1,167,191	—	—	1,167,191
Food Products	305,967	—	—	305,967
Hotels, Restaurants & Leisure	26,047	—	—	26,047
Insurance	1,703,045	—	—	1,703,045
IT Services	353,952	—	—	353,952
Media	517,364	—	—	517,364
Metals & Mining	580,912	—	—	580,912
Multi-Utilities	113,012	—	—	113,012
Multiline Retail	572,512	—	—	572,512
Oil, Gas & Consumable Fuels	1,970,721	—	—	1,970,721
Paper & Forest Products	12,506	—	—	12,506
Pharmaceuticals	36,326	—	—	36,326
Real Estate Investment Trusts (REITs)	348,878	—	—	348,878
Real Estate Management & Development	343,981	—	—	343,981
Road & Rail	758,293	—	—	758,293
Software	314,081	—	—	314,081
Technology Hardware, Storage & Peripherals	12,110	—	—	12,110
Textiles, Apparel & Luxury Goods	274,585	—	—	274,585
Trading Companies & Distributors	16,023	—	—	16,023
Wireless Telecommunication Services	150,453	—	—	150,453
Short-Term Investment	2,548	—	—	2,548

TOTAL INVESTMENTS	$15,070,513	$—	$—	$15,070,513

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	6,707	$6,707	311,844	316,003	2,548	$2,548	$38	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AIR FREIGHT & LOGISTICS — 3.3%
Deutsche Post AG	14,132	$395,246

AIRLINES — 1.1%
Deutsche Lufthansa AG	11,449	133,934

AUTO COMPONENTS — 2.3%
Continental AG	1,459	274,414
Schaeffler AG	151	1,988

		276,402

AUTOMOBILES — 9.2%
Bayerische Motoren Werke AG	1,993	145,667
Bayerische Motoren Werke AG	1,730	109,704
Daimler AG	7,429	441,714
Porsche Automobil Holding SE	2,705	124,217
Volkswagen AG	334	44,675
Volkswagen AG	1,956	235,338

		1,101,315

BANKS — 0.6%
Commerzbank AG	11,954	77,344

CAPITAL MARKETS — 1.4%
Deutsche Bank AG (a)	12,079	165,391

CHEMICALS — 12.0%
BASF SE	7,310	557,428
Covestro AG (b)	2,621	116,312
Evonik Industries AG	4,305	127,888
Fuchs Petrolub SE	2,384	93,452
KS AG	5,065	103,227
Lanxess AG	368	16,059
Linde AG	970	135,080
Symrise AG	4,213	286,208

		1,435,654

CONSTRUCTION & ENGINEERING — 0.1%
HOCHTIEF AG	84	10,797

CONSTRUCTION MATERIALS — 0.8%
HeidelbergCement AG	1,202	90,097

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Deutsche Boerse AG	1,505	122,957

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Deutsche Telekom AG	18,957	321,801
Telefonica Deutschland Holding AG	7,616	31,246

		353,047

ELECTRICAL EQUIPMENT — 0.1%
OSRAM Licht AG	321	16,597

FOOD & STAPLES RETAILING — 2.1%
METRO AG	8,140	248,415

HEALTH CARE PROVIDERS & SERVICES — 6.0%
Fresenius Medical Care AG & Co. KGaA	5,191	449,994
Fresenius SE & Co. KGaA	3,629	265,362

		715,356

HOUSEHOLD PRODUCTS — 4.1%
Henkel AG & Co. KGaA	867	93,305
Henkel AG & Co. KGaA	3,235	393,714

		487,019

INDUSTRIAL CONGLOMERATES — 5.0%
Siemens AG	5,887	600,452

INSURANCE — 10.3%
Allianz SE	3,651	518,366
Hannover Rueck SE	3,336	347,672
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,240	373,901

		1,239,939

INTERNET & CATALOG RETAIL — 0.1%
Zalando SE (a) (b)	494	13,012

INTERNET SOFTWARE & SERVICES — 1.4%
United Internet AG	4,135	170,888

LIFE SCIENCES TOOLS & SERVICES — 0.4%
QIAGEN NV (a)	2,141	46,370

MACHINERY — 3.5%
GEA Group AG	4,659	218,812
MAN SE	1,971	201,210

		420,022

MEDIA — 4.4%
Axel Springer SE	988	51,725
ProSiebenSat.1 Media SE	5,826	253,815
RTL Group SA (c)	702	57,306
RTL Group SA (c)	1,956	159,369

		522,215

METALS & MINING — 0.3%
ThyssenKrupp AG	1,662	33,254

MULTI-UTILITIES — 3.2%
E.ON SE	25,677	257,475
RWE AG (a)	8,177	128,905

		386,380

PERSONAL PRODUCTS — 3.3%
Beiersdorf AG	4,204	396,473

PHARMACEUTICALS — 5.7%
Bayer AG	4,944	494,328
Merck KGaA	1,910	193,200

		687,528

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
Deutsche Wohnen AG	3,641	123,472
Vonovia SE	3,224	117,301

		240,773

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Infineon Technologies AG	19,260	277,625

SOFTWARE — 4.2%
SAP SE	6,795	506,984

TEXTILES, APPAREL & LUXURY GOODS — 4.3%
adidas AG	2,560	365,316
HUGO BOSS AG	2,692	152,225

		517,541

TRADING COMPANIES & DISTRIBUTORS — 1.6%
Brenntag AG	3,850	185,757

See accompanying Notes to Schedule of Investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.5%
Fraport AG Frankfurt Airport Services Worldwide	1,231	$65,678

TOTAL COMMON STOCKS (Cost $13,189,330)		11,940,462

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $7,794)	7,794	7,794

TOTAL INVESTMENTS — 99.6% (Cost $13,197,124)		11,948,256

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		42,932

NET ASSETS — 100.0%		$11,991,188

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$395,246	$—	$—	$395,246
Airlines	133,934	—	—	133,934
Auto Components	276,402	—	—	276,402
Automobiles	1,101,315	—	—	1,101,315
Banks	77,344	—	—	77,344
Capital Markets	165,391	—	—	165,391
Chemicals	1,435,654	—	—	1,435,654
Construction & Engineering	10,797	—	—	10,797
Construction Materials	90,097	—	—	90,097
Diversified Financial Services	122,957	—	—	122,957
Diversified Telecommunication Services	353,047	—	—	353,047
Electrical Equipment	16,597	—	—	16,597
Food & Staples Retailing	248,415	—	—	248,415
Health Care Providers & Services	715,356	—	—	715,356
Household Products	487,019	—	—	487,019
Industrial Conglomerates	600,452	—	—	600,452
Insurance	1,239,939	—	—	1,239,939
Internet & Catalog Retail	13,012	—	—	13,012
Internet Software & Services	170,888	—	—	170,888
Life Sciences Tools & Services	46,370	—	—	46,370
Machinery	420,022	—	—	420,022
Media	522,215	—	—	522,215

See accompanying Notes to Schedule of Investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Metals & Mining	$33,254	$—	$—	$33,254
Multi-Utilities	386,380	—	—	386,380
Personal Products	396,473	—	—	396,473
Pharmaceuticals	687,528	—	—	687,528
Real Estate Management & Development	240,773	—	—	240,773
Semiconductors & Semiconductor Equipment	277,625	—	—	277,625
Software	506,984	—	—	506,984
Textiles, Apparel & Luxury Goods	517,541	—	—	517,541
Trading Companies & Distributors	185,757	—	—	185,757
Transportation Infrastructure	65,678	—	—	65,678
Short-Term Investment	7,794	—	—	7,794

TOTAL INVESTMENTS	$11,948,256	$—	$—	$11,948,256

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1	$1	289,989	282,196	7,794	$7,794	$38	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	1,600	$36,503

AIRLINES — 1.2%
ANA Holdings, Inc.	17,000	48,254
Japan Airlines Co., Ltd.	3,100	99,476

		147,730

AUTO COMPONENTS — 4.2%
Aisin Seiki Co., Ltd.	700	28,214
Bridgestone Corp.	8,800	280,409
Denso Corp.	1,600	55,787
Koito Manufacturing Co., Ltd.	1,200	54,684
NGK Spark Plug Co., Ltd.	200	2,981
NHK Spring Co., Ltd.	400	3,221
NOK Corp.	200	3,359
Stanley Electric Co., Ltd.	200	4,225
Sumitomo Electric Industries, Ltd.	3,400	44,426
Sumitomo Rubber Industries, Ltd.	2,400	31,886
Toyoda Gosei Co., Ltd.	200	3,530
Toyota Industries Corp.	600	23,599
Yokohama Rubber Co., Ltd.	200	2,480

		538,801

AUTOMOBILES — 8.0%
Daihatsu Motor Co., Ltd.	2,100	27,082
Fuji Heavy Industries, Ltd.	7,200	244,094
Honda Motor Co., Ltd.	5,700	142,931
Isuzu Motors, Ltd.	7,600	92,490
Mazda Motor Corp.	900	11,922
Mitsubishi Motors Corp.	11,600	53,031
Nissan Motor Co., Ltd.	11,700	104,683
Suzuki Motor Corp.	500	13,420
Toyota Motor Corp.	6,400	315,165
Yamaha Motor Co., Ltd.	400	6,008

		1,010,826

BANKS — 6.2%
Aozora Bank, Ltd.	9,000	31,056
Bank of Kyoto, Ltd.	1,000	6,073
Chiba Bank, Ltd.	3,000	14,066
Chugoku Bank, Ltd.	500	5,059
Concordia Financial Group, Ltd.	5,000	19,436
Fukuoka Financial Group, Inc.	2,000	6,531
Hachijuni Bank, Ltd.	1,000	4,328
Hiroshima Bank, Ltd.	1,000	3,314
Iyo Bank, Ltd.	600	3,644
Japan Post Bank Co., Ltd.	2,000	23,374
Joyo Bank, Ltd.	1,000	3,714
Kyushu Financial Group, Inc.	1,000	4,932
Mitsubishi UFJ Financial Group, Inc.	47,600	211,530
Mizuho Financial Group, Inc.	109,500	158,289
Resona Holdings, Inc.	16,600	60,193
Seven Bank, Ltd.	500	1,540
Shinsei Bank, Ltd.	4,000	5,770
Shizuoka Bank, Ltd.	1,000	6,989
Sumitomo Mitsui Financial Group, Inc.	6,000	171,128
Sumitomo Mitsui Trust Holdings, Inc.	8,000	25,718
Suruga Bank, Ltd.	200	4,493
Yamaguchi Financial Group, Inc.	2,000	18,813

		789,990

BEVERAGES — 1.3%
Asahi Group Holdings, Ltd.	1,500	48,338
Kirin Holdings Co., Ltd.	3,800	63,821
Suntory Beverage & Food, Ltd.	1,300	58,544

		170,703

BUILDING PRODUCTS — 0.3%
Asahi Glass Co., Ltd.	2,000	10,761
Daikin Industries, Ltd.	200	16,598
LIXIL Group Corp.	400	6,570
TOTO, Ltd.	100	3,958

		37,887

CAPITAL MARKETS — 0.4%
Daiwa Securities Group, Inc.	3,000	15,718
Nomura Holdings, Inc.	7,700	27,410
SBI Holdings, Inc.	400	3,934

		47,062

CHEMICALS — 2.9%
Asahi Kasei Corp.	4,000	27,605
Daicel Corp.	300	3,079
Hitachi Chemical Co., Ltd.	1,100	20,297
JSR Corp.	300	3,936
Kaneka Corp.	1,000	6,609
Kansai Paint Co., Ltd.	200	4,006
Kuraray Co., Ltd.	1,400	16,581
Mitsubishi Chemical Holdings Corp.	3,800	17,213
Mitsubishi Gas Chemical Co., Inc.	1,000	5,176
Mitsui Chemicals, Inc.	2,000	7,252
Nippon Paint Holdings Co., Ltd.	100	2,439
Nitto Denko Corp.	1,800	112,923
Shin-Etsu Chemical Co., Ltd.	1,100	63,926
Sumitomo Chemical Co., Ltd.	2,000	8,149
Taiyo Nippon Sanso Corp.	100	910
Teijin, Ltd.	2,000	6,570
Toray Industries, Inc.	7,000	59,322

		365,993

COMMERCIAL SERVICES & SUPPLIES — 1.4%
Dai Nippon Printing Co., Ltd.	2,000	22,127
Park24 Co., Ltd.	1,900	65,099
Secom Co., Ltd.	900	66,261
Toppan Printing Co., Ltd.	3,000	25,675

		179,162

CONSTRUCTION & ENGINEERING — 0.7%
Kajima Corp.	3,000	20,704
Obayashi Corp.	2,400	25,382
Shimizu Corp.	1,000	9,319
Taisei Corp.	4,000	32,674

		88,079

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	4,000	9,397

CONSUMER FINANCE — 0.1%
Acom Co., Ltd.	300	1,439
AEON Financial Service Co., Ltd.	100	2,140
Credit Saison Co., Ltd.	200	3,339

		6,918

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	400	$7,572

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	1,300	30,425

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Japan Exchange Group, Inc.	7,500	85,388
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	3,802
ORIX Corp.	2,200	28,049

		117,239

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Nippon Telegraph & Telephone Corp.	2,700	126,328

ELECTRIC UTILITIES — 2.1%
Chubu Electric Power Co., Inc.	4,200	59,301
Chugoku Electric Power Co., Inc.	3,000	37,986
Hokuriku Electric Power Co.	1,800	22,195
Kansai Electric Power Co., Inc.	3,500	33,823
Kyushu Electric Power Co., Inc.	1,000	9,962
Shikoku Electric Power Co., Inc.	300	3,527
Tohoku Electric Power Co., Inc.	3,600	45,162
Tokyo Electric Power Co. Holdings, Inc.	14,200	59,796

		271,752

ELECTRICAL EQUIPMENT — 0.4%
Fuji Electric Co., Ltd.	1,000	4,114
Mitsubishi Electric Corp.	3,000	35,325
Nidec Corp.	100	7,527

		46,966

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.6%
Alps Electric Co., Ltd.	1,900	35,355
Hamamatsu Photonics KK	100	2,783
Hirose Electric Co., Ltd.	100	12,194
Hitachi High-Technologies Corp.	100	2,711
Hitachi, Ltd.	18,000	74,376
Keyence Corp.	400	269,578
Kyocera Corp.	700	33,038
Murata Manufacturing Co., Ltd.	2,000	221,854
Nippon Electric Glass Co., Ltd.	1,000	4,143
Omron Corp.	200	6,453
TDK Corp.	200	11,054
Yaskawa Electric Corp.	2,400	30,950
Yokogawa Electric Corp.	200	2,234

		706,723

FOOD & STAPLES RETAILING — 2.5%
Aeon Co., Ltd.	2,700	41,741
FamilyMart Co., Ltd.	700	42,645
Lawson, Inc.	800	63,710
Seven & i Holdings Co., Ltd.	1,800	75,113
Sundrug Co., Ltd.	500	46,593
Tsuruha Holdings, Inc.	400	48,231

		318,033

FOOD PRODUCTS — 2.2%
Ajinomoto Co., Inc.	1,700	39,869
Calbee, Inc.	900	37,372
MEIJI Holdings Co., Ltd.	200	20,333
NH Foods, Ltd.	2,000	48,601

Nisshin Seifun Group, Inc.	1,300	20,757
Nissin Foods Holdings Co., Ltd.	700	38,142
Toyo Suisan Kaisha, Ltd.	900	36,319
Yakult Honsha Co., Ltd.	100	5,147
Yamazaki Baking Co., Ltd.	1,000	27,781

		274,321

GAS UTILITIES — 1.4%
Osaka Gas Co., Ltd.	17,000	65,024
Toho Gas Co., Ltd.	7,000	56,974
Tokyo Gas Co., Ltd.	15,000	61,468

		183,466

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Hoya Corp.	5,400	191,282
Olympus Corp.	300	11,097
Sysmex Corp.	1,900	129,457
Terumo Corp.	600	25,412

		357,248

HEALTH CARE PROVIDERS & SERVICES — 0.7%
Alfresa Holdings Corp.	1,000	20,723
Medipal Holdings Corp.	1,300	21,238
Miraca Holdings, Inc.	600	25,850
Suzuken Co., Ltd.	500	15,645

		83,456

HEALTH CARE TECHNOLOGY — 0.8%
M3, Inc.	2,800	96,891

HOTELS, RESTAURANTS & LEISURE — 1.8%
McDonald’s Holdings Co., Japan, Ltd.	2,000	54,489
Oriental Land Co., Ltd.	2,600	167,876

		222,365

HOUSEHOLD DURABLES — 1.8%
Casio Computer Co., Ltd.	2,600	37,103
Iida Group Holdings Co., Ltd.	300	6,091
Nikon Corp.	2,100	28,371
Panasonic Corp.	3,700	31,774
Rinnai Corp.	200	17,546
Sekisui Chemical Co., Ltd.	1,900	23,225
Sekisui House, Ltd.	2,600	45,099
Sony Corp.	1,500	43,688

		232,897

HOUSEHOLD PRODUCTS — 0.1%
Unicharm Corp.	400	8,909

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Electric Power Development Co., Ltd.	1,100	25,508

INDUSTRIAL CONGLOMERATES — 0.3%
Keihan Holdings Co., Ltd.	1,000	6,911
Seibu Holdings, Inc.	200	3,371
Toshiba Corp.	12,000	32,330

		42,612

INSURANCE — 1.4%
Dai-ichi Life Insurance Co., Ltd.	3,100	34,055
Japan Post Holdings Co., Ltd.	2,000	24,193
MS&AD Insurance Group Holdings, Inc.	1,200	30,664
Sompo Japan Nipponkoa Holdings, Inc.	700	18,413

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Sony Financial Holdings, Inc.	200	$2,230
T&D Holdings, Inc.	1,300	10,884
Tokio Marine Holdings, Inc.	1,700	55,794

		176,233

INTERNET & CATALOG RETAIL — 0.4%
Rakuten, Inc.	600	6,448
Start Today Co., Ltd.	800	41,953

		48,401

INTERNET SOFTWARE & SERVICES — 0.9%
Kakaku.com, Inc.	1,800	35,530
Yahoo! Japan Corp.	19,000	83,712

		119,242

IT SERVICES — 1.5%
Fujitsu, Ltd.	8,000	29,165
Nomura Research Institute, Ltd.	1,200	43,747
NTT Data Corp.	800	37,664
Obic Co., Ltd.	700	38,279
Otsuka Corp.	1,000	46,544

		195,399

LEISURE EQUIPMENT & PRODUCTS — 1.7%
Bandai Namco Holdings, Inc.	800	20,532
Sankyo Co., Ltd.	1,000	37,333
Sega Sammy Holdings, Inc.	200	2,143
Shimano, Inc.	1,000	151,379
Yamaha Corp.	200	5,336

		216,723

MACHINERY — 4.6%
Amada Holdings Co., Ltd.	300	3,018
FANUC Corp.	1,600	257,881
Hino Motors, Ltd.	3,000	29,564
Hitachi Construction Machinery Co., Ltd.	200	2,887
IHI Corp.	3,000	7,954
JTEKT Corp.	400	4,472
Kawasaki Heavy Industries, Ltd.	2,000	5,556
Komatsu, Ltd.	2,100	36,221
Kubota Corp.	1,000	13,330
Kurita Water Industries, Ltd.	200	4,441
Makita Corp.	100	6,589
Mitsubishi Heavy Industries, Ltd.	8,000	31,769
Nabtesco Corp.	1,200	28,401
NSK, Ltd.	600	4,398
SMC Corp.	600	145,658
Sumitomo Heavy Industries, Ltd.	1,000	4,328
THK Co., Ltd.	200	3,379

		589,846

MARINE — 0.2%
Mitsui OSK Lines, Ltd.	4,000	8,422
Nippon Yusen KK	7,000	12,214

		20,636

MEDIA — 0.2%
Dentsu, Inc.	200	9,299
Hakuhodo DY Holdings, Inc.	500	5,956
Toho Co., Ltd.	400	11,011

		26,266

METALS & MINING — 0.9%
Hitachi Metals, Ltd.	2,300	23,070
JFE Holdings, Inc.	1,700	21,791
Kobe Steel, Ltd.	10,000	8,090
Maruichi Steel Tube, Ltd.	100	3,475
Mitsubishi Materials Corp.	3,000	7,106
Nippon Steel & Sumitomo Metal Corp.	1,900	36,263
Sumitomo Metal Mining Co., Ltd.	1,000	10,025

		109,820

MULTILINE RETAIL — 0.8%
Don Quijote Holdings Co., Ltd.	100	3,684
Isetan Mitsukoshi Holdings, Ltd.	600	5,299
J Front Retailing Co., Ltd.	600	6,170
Marui Group Co., Ltd.	300	4,012
Ryohin Keikaku Co., Ltd.	300	72,756
Takashimaya Co., Ltd.	2,000	14,251

		106,172

OIL, GAS & CONSUMABLE FUELS — 1.0%
Idemitsu Kosan Co., Ltd.	500	10,781
Inpex Corp.	2,000	15,467
JX Holdings, Inc.	14,800	57,518
Showa Shell Sekiyu KK	900	8,352
TonenGeneral Sekiyu KK	4,000	36,261

		128,379

PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	2,000	7,642

PERSONAL PRODUCTS — 2.6%
Kao Corp.	5,200	300,525
Kose Corp.	300	25,119
Shiseido Co., Ltd.	400	10,282

		335,926

PHARMACEUTICALS — 7.2%
Astellas Pharma, Inc.	21,300	332,196
Chugai Pharmaceutical Co., Ltd.	800	28,346
Daiichi Sankyo Co., Ltd.	2,400	57,865
Eisai Co., Ltd.	400	22,178
Hisamitsu Pharmaceutical Co., Inc.	200	11,463
Kyowa Hakko Kirin Co., Ltd.	1,000	16,922
Mitsubishi Tanabe Pharma Corp.	3,900	70,062
Ono Pharmaceutical Co., Ltd.	200	8,640
Otsuka Holdings Co., Ltd.	1,900	87,397
Santen Pharmaceutical Co., Ltd.	6,100	95,136
Shionogi & Co., Ltd.	600	32,565
Sumitomo Dainippon Pharma Co., Ltd.	1,200	20,669
Taisho Pharmaceutical Holdings Co., Ltd.	400	41,953
Takeda Pharmaceutical Co., Ltd.	1,900	81,934

		907,326

PROFESSIONAL SERVICES — 0.5%
Recruit Holdings Co., Ltd.	1,600	58,251

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.2%
Japan Prime Realty Investment Corp.	7	30,090
Japan Real Estate Investment Corp.	5	30,900
Japan Retail Fund Investment Corp. REIT	26	66,425
Nippon Building Fund, Inc.	4	24,681
Nippon Prologis, Inc. REIT	16	39,146
Nomura Real Estate Master Fund, Inc.	30	47,578

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

United Urban Investment Corp.	22	$39,694

		278,514

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Aeon Mall Co., Ltd.	100	1,300
Daito Trust Construction Co., Ltd.	1,200	194,639
Daiwa House Industry Co., Ltd.	1,200	34,881
Hulic Co., Ltd.	200	2,090
Mitsubishi Estate Co., Ltd.	1,000	18,257
Mitsui Fudosan Co., Ltd.	1,000	22,726
Nomura Real Estate Holdings, Inc.	200	3,468
NTT Urban Development Corp.	100	1,065
Tokyo Tatemono Co., Ltd.	200	2,382
Tokyu Fudosan Holdings Corp.	600	3,708

		284,516

ROAD & RAIL — 4.0%
Central Japan Railway Co.	300	53,002
East Japan Railway Co.	1,000	91,949
Hankyu Hanshin Holdings, Inc.	8,000	59,421
Keikyu Corp.	2,000	20,060
Keio Corp.	2,000	18,774
Kintetsu Group Holdings Co., Ltd.	8,000	34,155
Nagoya Railroad Co., Ltd.	8,000	44,995
Nippon Express Co., Ltd.	6,000	27,254
Odakyu Electric Railway Co., Ltd.	2,000	23,316
Tobu Railway Co., Ltd.	8,000	43,747
Tokyu Corp.	3,000	26,231
West Japan Railway Co.	1,000	63,037

		505,941

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Rohm Co., Ltd.	100	3,904
Tokyo Electron, Ltd.	100	8,358

		12,262

SOFTWARE — 1.2%
GungHo Online Entertainment, Inc.	4,500	12,106
Konami Holdings Corp.	100	3,797
Nexon Co., Ltd.	2,000	29,379
Oracle Corp. Japan	1,100	58,436
Trend Micro, Inc.	1,400	49,742

		153,460

SPECIALTY RETAIL — 2.5%
ABC-Mart, Inc.	700	46,739
Hikari Tsushin, Inc.	100	8,354
Nitori Holdings Co., Ltd.	1,200	144,342
Shimamura Co., Ltd.	200	29,593
USS Co., Ltd.	3,400	55,777
Yamada Denki Co., Ltd.	6,800	35,793

		320,598

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Brother Industries, Ltd.	500	5,302
Canon, Inc.	3,700	105,042
FUJIFILM Holdings Corp.	1,600	61,511
Konica Minolta, Inc.	700	5,049
NEC Corp.	10,000	23,102
Ricoh Co., Ltd.	4,100	35,329

Seiko Epson Corp.	500	7,959

		243,294

TEXTILES,APPAREL & LUXURY GOODS — 0.0% (a)
Asics Corp.	100	1,673

TOBACCO — 2.2%
Japan Tobacco, Inc.	7,000	279,959

TRADING COMPANIES & DISTRIBUTORS — 3.2%
ITOCHU Corp.	5,100	61,618
Marubeni Corp.	15,100	67,633
Mitsubishi Corp.	6,000	104,572
Mitsui & Co., Ltd.	8,900	105,275
Sumitomo Corp.	5,200	51,929
Toyota Tsusho Corp.	800	17,046

		408,073

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	2,000	18,364

WIRELESS TELECOMMUNICATION SERVICES — 4.0%
KDDI Corp.	11,100	336,819
NTT DOCOMO, Inc.	3,900	105,170
SoftBank Group Corp.	1,200	67,714

		509,703

TOTAL COMMON STOCKS (Cost $12,933,439)		12,644,381

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (b) (c) (Cost $285)	285	285

TOTAL INVESTMENTS — 99.6% (Cost $12,933,724)		12,644,666
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		46,968

NET ASSETS — 100.0%		$12,691,634

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$36,503	$—	$—	$36,503
Airlines	147,730	—	—	147,730
Auto Components.	538,801	—	—	538,801
Automobiles	1,010,826	—	—	1,010,826
Banks	789,990	—	—	789,990
Beverages	170,703	—	—	170,703
Building Products	37,887	—	—	37,887
Capital Markets	47,062	—	—	47,062
Chemicals	365,993	—	—	365,993
Commercial Services & Supplies	179,162	—	—	179,162
Construction & Engineering	88,079	—	—	88,079
Construction Materials	9,397	—	—	9,397
Consumer Finance	6,918	—	—	6,918
Containers & Packaging	7,572	—	—	7,572
Diversified Consumer Services	30,425	—	—	30,425
Diversified Financial Services	117,239	—	—	117,239
Diversified Telecommunication Services	126,328	—	—	126,328
Electric Utilities	271,752	—	—	271,752
Electrical Equipment.	46,966	—	—	46,966
Electronic Equipment, Instruments & Components	706,723	—	—	706,723
Food & Staples Retailing.	318,033	—	—	318,033
Food Products	274,321	—	—	274,321
Gas Utilities	183,466	—	—	183,466
Health Care Equipment & Supplies	357,248	—	—	357,248
Health Care Providers & Services	83,456	—	—	83,456
Health Care Technology	96,891	—	—	96,891
Hotels, Restaurants & Leisure	222,365	—	—	222,365
Household Durables	232,897	—	—	232,897
Household Products	8,909	—	—	8,909
Independent Power Producers & Energy Traders	25,508	—	—	25,508
Industrial Conglomerates.	42,612	—	—	42,612
Insurance	176,233	—	—	176,233
Internet & Catalog Retail.	48,401	—	—	48,401
Internet Software & Services	119,242	—	—	119,242
IT Services	195,399	—	—	195,399

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Leisure Equipment & Products	$216,723	$—	$—	$216,723
Machinery	589,846	—	—	589,846
Marine.	20,636	—	—	20,636
Media	26,266	—	—	26,266
Metals & Mining	109,820	—	—	109,820
Multiline Retail	106,172	—	—	106,172
Oil, Gas & Consumable Fuels	128,379	—	—	128,379
Paper & Forest Products	7,642	—	—	7,642
Personal Products	335,926	—	—	335,926
Pharmaceuticals	907,326	—	—	907,326
Professional Services	58,251	—	—	58,251
Real Estate Investment Trusts (REITs)	278,514	—	—	278,514
Real Estate Management & Development	284,516	—	—	284,516
Road & Rail	505,941	—	—	505,941
Semiconductors & Semiconductor Equipment	12,262	—	—	12,262
Software	153,460	—	—	153,460
Specialty Retail	320,598	—	—	320,598
Technology Hardware, Storage & Peripherals	243,294	—	—	243,294
Textiles, Apparel & Luxury Goods	1,673	—	—	1,673
Tobacco	279,959	—	—	279,959
Trading Companies & Distributors	408,073	—	—	408,073
Transportation Infrastructure	18,364	—	—	18,364
Wireless Telecommunication Services	509,703	—	—	509,703
Short-Term Investment	285	—	—	285

TOTAL INVESTMENTS	$12,644,666	$—	$—	$12,644,666

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	4,203	$4,203	222,498	226,416	285	$285	$31	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI Mexico StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BANKS — 9.8%
Grupo Financiero Banorte SAB de CV Series O	18,703	$103,930
Grupo Financiero Inbursa SAB de CV Series O	40,927	68,769
Grupo Financiero Santander Mexico SAB de CV Class B	24,853	44,643

		217,342

BEVERAGES — 15.7%
Arca Continental SAB de CV	11,475	81,510
Coca-Cola Femsa SAB de CV Series L	8,565	70,394
Fomento Economico Mexicano SAB de CV	21,425	196,467

		348,371

CHEMICALS — 1.5%
Mexichem SAB de CV	15,897	33,303

CONSTRUCTION & ENGINEERING — 3.2%
Promotora y Operadora de Infraestructura SAB de CV	5,877	72,148

CONSTRUCTION MATERIALS — 3.4%
Cemex SAB de CV (a)	122,218	74,857

CONSUMER FINANCE — 2.1%
Gentera SAB de CV	26,920	47,437

FOOD & STAPLES RETAILING — 9.5%
Grupo Comercial Chedraui SA de CV	14,532	36,005
Wal-Mart de Mexico SAB de CV	73,418	174,738

		210,743

FOOD PRODUCTS — 7.1%
Gruma SAB de CV Class B	2,871	41,052
Grupo Bimbo SAB de CV Series A	22,751	70,562
Grupo Lala SAB de CV	21,015	45,699

		157,313

HOUSEHOLD PRODUCTS — 2.8%
Kimberly-Clark de Mexico SAB de CV Class A	26,696	62,409

INDUSTRIAL CONGLOMERATES — 4.6%
Alfa SAB de CV Class A	26,939	45,966
Grupo Carso SAB de CV Series A1	13,287	56,204

		102,170

MEDIA — 5.6%
Grupo Televisa SAB Series CPO	24,029	124,292

METALS & MINING — 9.9%
Grupo Mexico SAB de CV Series B	62,557	146,108
Industrias Penoles SAB de CV	2,424	57,222
Minera Frisco SAB de CV (a)	24,195	16,196

		219,526

MULTILINE RETAIL — 2.4%
El Puerto de Liverpool SAB de CV Series C1	5,241	54,832

PHARMACEUTICALS — 0.8%
Genomma Lab Internacional SAB de CV Class B (a)	17,313	17,586

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
Fibra Uno Administracion SA de CV	30,348	63,923

TRANSPORTATION INFRASTRUCTURE — 7.6%
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,509	66,264
Grupo Aeroportuario del Sureste SAB de CV Class B	4,821	75,898
OHL Mexico SAB de CV (a)	22,271	26,919

		169,081

WIRELESS TELECOMMUNICATION SERVICES — 11.1%
America Movil SAB de CV Series L	406,644	247,302

TOTAL COMMON STOCKS (Cost $2,963,964)		2,222,635

SHORT-TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d) (Cost $2)	2	2

TOTAL INVESTMENTS — 100.0% (Cost $2,963,966)		2,222,637
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		788

NET ASSETS — 100.0%		$2,223,425

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR MSCI Mexico StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$217,342	$—	$—	$217,342
Beverages	348,371	—	—	348,371
Chemicals	33,303	—	—	33,303
Construction & Engineering	72,148	—	—	72,148
Construction Materials	74,857	—	—	74,857
Consumer Finance	47,437	—	—	47,437
Food & Staples Retailing.	210,743	—	—	210,743
Food Products	157,313	—	—	157,313
Household Products	62,409	—	—	62,409
Industrial Conglomerates	102,170	—	—	102,170
Media	124,292	—	—	124,292
Metals & Mining	219,526	—	—	219,526
Multiline Retail	54,832	—	—	54,832
Pharmaceuticals	17,586	—	—	17,586
Real Estate Investment Trusts (REITs)	63,923	—	—	63,923
Transportation Infrastructure	169,081	—	—	169,081
Wireless Telecommunication Services	247,302	—	—	247,302
Short-Term Investment	2	—	—	2

TOTAL INVESTMENTS	$2,222,637	$—	$—	$2,222,637

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	964	$964	64,373	65,335	2	$2	$9	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI South Korea StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.7%
Korea Aerospace Industries, Ltd.	263	$16,714

AIR FREIGHT & LOGISTICS — 0.7%
Hyundai Glovis Co., Ltd.	113	16,825

AIRLINES — 0.1%
Korean Air Lines Co., Ltd. (a)	111	2,501

AUTO COMPONENTS — 5.6%
Hankook Tire Co., Ltd.	494	21,872
Hanon Systems	1,555	14,175
Hyundai Mobis Co., Ltd.	452	98,888
Hyundai Wia Corp.	84	6,498

		141,433

AUTOMOBILES — 7.6%
Hyundai Motor Co. (a)	767	90,227
Hyundai Motor Co. Preference Shares (b)	191	15,969
Hyundai Motor Co. Preference Shares (b)	178	14,603
Kia Motors Corp.	1,941	72,797

		193,596

BANKS — 5.6%
BNK Financial Group, Inc.	686	4,806
DGB Financial Group, Inc.	523	3,936
Hana Financial Group, Inc.	1,076	21,719
Industrial Bank of Korea	1,442	13,959
KB Financial Group, Inc.	1,402	39,680
Shinhan Financial Group Co., Ltd.	1,377	45,428
Woori Bank	1,453	12,009

		141,537

BEVERAGES — 0.1%
Lotte Chilsung Beverage Co., Ltd.	2	3,101

BUILDING PRODUCTS — 0.1%
KCC Corp.	11	3,634

CAPITAL MARKETS — 0.3%
Korea Investment Holdings Co., Ltd.	59	2,156
Mirae Asset Daewoo Co., Ltd.	258	1,745
Mirae Asset Securities Co., Ltd.	75	1,501
NH Investment & Securities Co., Ltd.	161	1,276
Samsung Securities Co., Ltd.	62	1,900

		8,578

CHEMICALS — 3.1%
Hanwha Chemical Corp.	130	2,680
Hanwha Corp.	181	5,563
Hyosung Corp.	39	4,215
Kumho Petrochemical Co., Ltd.	29	1,498
LG Chem, Ltd.	206	46,499
LG Chem, Ltd. Preference Shares	63	10,447
Lotte Chemical Corp.	29	7,125
OCI Co., Ltd. (a)	17	1,333

		79,360

COMMERCIAL SERVICES & SUPPLIES — 1.3%
KEPCO Plant Service & Engineering Co., Ltd.	130	7,314
S-1 Corp.	272	25,503

		32,817

CONSTRUCTION & ENGINEERING — 0.4%
Daelim Industrial Co., Ltd.	36	2,376
Daewoo Engineering & Construction Co., Ltd. (a)	153	745
GS Engineering & Construction Corp. (a)	79	1,903
Hyundai Development Co-Engineering & Construction	33	1,133
Hyundai Engineering & Construction Co., Ltd.	169	4,893

		11,050

CONSUMER FINANCE — 0.2%
Samsung Card Co., Ltd.	151	5,440

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
KT Corp.	911	23,450
LG Uplus Corp.	1,150	10,883

		34,333

ELECTRIC UTILITIES — 2.6%
Korea Electric Power Corp.	1,282	67,225

ELECTRICAL EQUIPMENT — 0.1%
Doosan Heavy Industries & Construction Co., Ltd.	113	2,080

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
LG Display Co., Ltd.	1,484	34,013
LG Innotek Co., Ltd.	119	8,141
Samsung Electro-Mechanics Co., Ltd.	346	15,049
Samsung SDI Co., Ltd.	183	17,159

		74,362

FOOD & STAPLES RETAILING — 1.5%
BGF retail Co., Ltd.	70	12,975
Dongsuh Cos., Inc.	258	7,470
E-MART, Inc.	89	13,367
GS Retail Co., Ltd.	90	4,258

		38,070

FOOD PRODUCTS — 1.6%
CJ CheilJedang Corp.	31	10,456
Lotte Confectionery Co., Ltd.	66	11,202
Orion Corp.	19	15,538
Ottogi Corp.	6	4,287

		41,483

GAS UTILITIES — 0.3%
Korea Gas Corp.	243	8,386

HOTELS, RESTAURANTS & LEISURE — 1.6%
Kangwon Land, Inc.	1,123	40,655
Paradise Co., Ltd.	38	500

		41,155

HOUSEHOLD DURABLES — 2.6%
Coway Co., Ltd.	390	35,382
Hanssem Co., Ltd.	80	11,043
LG Electronics, Inc.	446	20,871

		67,296

HOUSEHOLD PRODUCTS — 2.5%
LG Household & Health Care, Ltd.	55	53,336
LG Household & Health Care, Ltd. Preference Shares	20	11,460

		64,796

See accompanying Notes to Schedule of Investments

SPDR MSCI South Korea StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 3.5%
CJ Corp.	24	$4,209
LG Corp.	658	36,389
Samsung C&T Corp.	99	10,572
SK Holdings Co., Ltd.	212	37,270

		88,440

INSURANCE — 5.9%
Dongbu Insurance Co., Ltd.	523	31,466
Hanwha Life Insurance Co., Ltd.	2,675	13,446
Hyundai Marine & Fire Insurance Co., Ltd.	606	15,389
Samsung Fire & Marine Insurance Co., Ltd.	240	54,903
Samsung Life Insurance Co., Ltd.	393	34,289

		149,493

INTERNET SOFTWARE & SERVICES — 5.1%
Kakao Corp.	169	13,660
NAVER Corp.	188	115,883

		129,543

IT SERVICES — 0.9%
Samsung SDS Co., Ltd.	190	23,671

MACHINERY — 0.5%
Hyundai Heavy Industries Co., Ltd. (a)	107	9,800
Samsung Heavy Industries Co., Ltd. (a)	355	2,823

		12,623

MEDIA — 0.3%
Cheil Worldwide, Inc.	442	6,485
CJ E&M Corp.	10	602

		7,087

METALS & MINING — 2.5%
Hyundai Steel Co.	174	6,926
Korea ZInc. Co., Ltd.	47	20,729
POSCO	203	35,512

		63,167

MULTILINE RETAIL — 1.1%
Hyundai Department Store Co., Ltd.	119	13,327
Lotte Shopping Co., Ltd.	68	11,955
Shinsegae Co., Ltd.	14	2,370

		27,652

OIL, GAS & CONSUMABLE FUELS — 1.4%
GS Holdings Corp.	224	9,228
S-Oil Corp.	112	7,361
SK Innovation Co., Ltd.	153	18,662

		35,251

PERSONAL PRODUCTS — 4.0%
Amorepacific Corp.	169	63,310
Amorepacific Corp. Preference Shares	70	15,011
AMOREPACIFIC Group	156	22,685

		101,006

PHARMACEUTICALS — 1.5%
Celltrion, Inc. (a)	85	7,092
Hanmi Pharm Co., Ltd.	8	4,903
Hanmi Science Co., Ltd.	70	9,298
Yuhan Corp.	64	17,002

		38,295

ROAD & RAIL — 0.5%
CJ Korea Express Corp. (a)	65	12,245

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
SK Hynix, Inc.	2,026	56,989

SOFTWARE — 1.2%
NCSoft Corp.	152	31,143

SPECIALTY RETAIL — 0.0% (c)
Hotel Shilla Co., Ltd.	12	707

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.0%
Samsung Electronics Co., Ltd.	369	456,505
Samsung Electronics Co., Ltd. Preference Shares	78	80,109

		536,614

TOBACCO — 3.7%
KT&G Corp.	788	93,382

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Posco Daewoo Corp.	99	2,149
SK Networks Co., Ltd.	494	2,547

		4,696

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
SK Telecom Co., Ltd.	200	37,418

TOTAL COMMON STOCKS (Cost $2,884,007)		2,545,194

SHORT-TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $1)	1	1

TOTAL INVESTMENTS — 99.8% (Cost $2,884,008)		2,545,195
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,369

NET ASSETS — 100.0%		$2,549,564

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR MSCI South Korea StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$16,714	$—	$—	$16,714
Air Freight & Logistics	16,825	—	—	16,825
Airlines	2,501	—	—	2,501
Auto Components	141,433	—	—	141,433
Automobiles	193,596	—	—	193,596
Banks	141,537	—	—	141,537
Beverages	3,101	—	—	3,101
Building Products	3,634	—	—	3,634
Capital Markets	8,578	—	—	8,578
Chemicals	79,360	—	—	79,360
Commercial Services & Supplies	32,817	—	—	32,817
Construction & Engineering	11,050	—	—	11,050
Consumer Finance	5,440	—	—	5,440
Diversified Telecommunication Services	34,333	—	—	34,333
Electric Utilities	67,225	—	—	67,225
Electrical Equipment	2,080	—	—	2,080
Electronic Equipment, Instruments & Components	74,362	—	—	74,362
Food & Staples Retailing.	38,070	—	—	38,070
Food Products	41,483	—	—	41,483
Gas Utilities.	8,386	—	—	8,386
Hotels, Restaurants & Leisure	41,155	—	—	41,155
Household Durables	67,296	—	—	67,296
Household Products	64,796	—	—	64,796
Industrial Conglomerates	88,440	—	—	88,440
Insurance	149,493	—	—	149,493
Internet Software & Services	129,543	—	—	129,543
IT Services	23,671	—	—	23,671
Machinery	12,623	—	—	12,623
Media	7,087	—	—	7,087
Metals & Mining	63,167	—	—	63,167
Multiline Retail	27,652	—	—	27,652
Oil, Gas & Consumable Fuels	35,251	—	—	35,251
Personal Products	101,006	—	—	101,006
Pharmaceuticals	38,295	—	—	38,295
Road & Rail.	12,245	—	—	12,245

See accompanying Notes to Schedule of Investments

SPDR MSCI South Korea StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Semiconductors & Semiconductor Equipment	$56,989	$—	$—	$56,989
Software	31,143	—	—	31,143
Specialty Retail	707	—	—	707
Technology Hardware, Storage & Peripherals	536,614	—	—	536,614
Tobacco.	93,382	—	—	93,382
Trading Companies & Distributors	4,696	—	—	4,696
Wireless Telecommunication Services	37,418	—	—	37,418
Short-Term Investment	1	—	—	1

TOTAL INVESTMENTS	$2,545,195	$—	$—	$2,545,195

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	689	$689	58,118	58,806	1	$1	$11	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI Spain StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AIRLINES — 1.1%
International Consolidated Airlines Group SA	4,433	$21,793

BANKS — 24.2%
Banco Bilbao Vizcaya Argentaria SA	22,265	125,259
Banco de Sabadell SA	23,823	31,204
Banco Popular Espanol SA	17,528	22,413
Banco Santander SA	58,437	222,612
Bankia SA	17,693	12,698
Bankinter SA	4,740	30,374
CaixaBank SA	10,624	23,216

		467,776

BIOTECHNOLOGY — 2.3%
Grifols SA	1,983	44,633

CONSTRUCTION & ENGINEERING — 6.1%
ACS Actividades de Construccion y Servicios SA	1,794	48,620
Ferrovial SA	3,626	70,232

		118,852

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.4%
Telefonica SA	17,382	163,367

ELECTRIC UTILITIES — 17.5%
Endesa SA	3,678	73,672
Iberdrola SA	26,885	181,806
Red Electrica Corp. SA	925	82,385

		337,863

FOOD & STAPLES RETAILING — 2.3%
Distribuidora Internacional de Alimentacion SA	7,539	43,569

GAS UTILITIES — 7.4%
Enagas SA	2,703	81,994
Gas Natural SDG SA	3,119	61,210

		143,204

INSURANCE — 3.3%
Grupo Catalana Occidente SA	1,236	33,971
Mapfre SA	13,995	30,443

		64,414

IT SERVICES — 4.7%
Amadeus IT Holding SA Class A	2,089	91,148

MACHINERY — 2.0%
Zardoya Otis SA	4,189	39,138

MEDIA — 1.6%
Mediaset Espana Comunicacion SA	2,690	30,079

OIL, GAS & CONSUMABLE FUELS — 4.5%
Repsol SA	6,932	87,870

SPECIALTY RETAIL — 8.2%
Industria de Diseno Textil SA	4,776	158,699

TRANSPORTATION INFRASTRUCTURE — 5.6%
Abertis Infraestructuras SA	4,924	72,208
Aena SA (a)	276	36,258

		108,466

TOTAL COMMON STOCKS (Cost $2,983,805)		1,920,871

RIGHTS — 0.2%
CONSTRUCTION & ENGINEERING — 0.1%
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16) (b)	1,794	1,261

OIL, GAS & CONSUMABLE FUELS — 0.1%
Repsol SA (expiring 7/8/16) (b)	6,989	2,275

TOTAL RIGHTS (Cost $3,703)		3,536

SHORT-TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $199)	199	199

TOTAL INVESTMENTS — 99.4% (Cost $2,987,707)		1,924,606
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		12,072

NET ASSETS — 100.0%		$1,936,678

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.9% of net assets as of June 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

See accompanying Notes to Schedule of Investments

SPDR MSCI Spain StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$21,793	$—	$—	$21,793
Banks	467,776	—	—	467,776
Biotechnology	44,633	—	—	44,633
Construction & Engineering	118,852	—	—	118,852
Diversified Telecommunication Services	163,367	—	—	163,367
Electric Utilities	337,863	—	—	337,863
Food & Staples Retailing.	43,569	—	—	43,569
Gas Utilities.	143,204	—	—	143,204
Insurance	64,414	—	—	64,414
IT Services	91,148	—	—	91,148
Machinery	39,138	—	—	39,138
Media	30,079	—	—	30,079
Oil, Gas & Consumable Fuels	87,870	—	—	87,870
Specialty Retail	158,699	—	—	158,699
Transportation Infrastructure	108,466	—	—	108,466
Rights
Construction & Engineering	1,261	—	—	1,261
Oil, Gas & Consumable Fuels	2,275	—	—	2,275
Short-Term Investment	199	—	—	199

TOTAL INVESTMENTS	$1,924,606	$—	$—	$1,924,606

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	328	$328	78,851	78,980	199	$199	$9	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI Taiwan StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AIRLINES — 0.2%
China Airlines, Ltd. (a)	15,000	$4,506
Eva Airways Corp. (a)	13,240	6,033

		10,539

AUTO COMPONENTS — 0.3%
Cheng Shin Rubber Industry Co., Ltd.	8,000	16,764

AUTOMOBILES — 0.1%
Yulon Motor Co., Ltd.	6,000	5,078

BANKS — 10.2%
Chang Hwa Commercial Bank, Ltd.	81,810	42,479
China Development Financial Holding Corp.	80,000	19,269
CTBC Financial Holding Co., Ltd.	132,367	69,140
E.Sun Financial Holding Co., Ltd.	65,259	38,436
First Financial Holding Co., Ltd.	172,633	90,440
Hua Nan Financial Holdings Co., Ltd.	138,246	71,568
Mega Financial Holding Co., Ltd.	125,579	94,596
SinoPac Financial Holdings Co., Ltd.	66,084	19,482
Taishin Financial Holding Co., Ltd.	42,000	16,144
Taiwan Business Bank (a)	31,628	8,020
Taiwan Cooperative Financial Holding Co., Ltd.	161,034	70,885

		540,459

CAPITAL MARKETS — 0.3%
Yuanta Financial Holding Co., Ltd.	51,311	16,542

CHEMICALS — 3.3%
Formosa Chemicals & Fibre Corp.	21,000	52,729
Formosa Plastics Corp.	29,000	69,940
Nan Ya Plastics Corp.	26,000	49,165
Taiwan Fertilizer Co., Ltd.	2,000	2,657

		174,491

CONSTRUCTION MATERIALS — 0.5%
Asia Cement Corp.	15,000	12,973
Taiwan Cement Corp.	14,000	13,909

		26,882

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Chailease Holding Co., Ltd.	3,120	5,039
Fubon Financial Holding Co., Ltd.	39,000	45,517

		50,556

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.1%
Asia Pacific Telecom Co., Ltd. (a)	3,000	995
Chunghwa Telecom Co., Ltd.	90,000	325,026

		326,021

ELECTRICAL EQUIPMENT — 0.1%
Teco Electric and Machinery Co., Ltd.	7,000	5,881

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 20.1%
AU Optronics Corp.	150,000	50,916
Delta Electronics, Inc.	46,205	223,441
Hon Hai Precision Industry Co., Ltd.	129,000	329,908
Innolux Corp.	165,000	55,240
Largan Precision Co., Ltd.	3,000	273,877
Simplo Technology Co., Ltd.	9,000	31,387
Synnex Technology International Corp.	39,000	42,012
WPG Holdings, Ltd.	46,000	53,402

Zhen Ding Technology Holding, Ltd.	3,000	5,366

		1,065,549

FOOD & STAPLES RETAILING — 2.8%
President Chain Store Corp.	19,000	147,835

FOOD PRODUCTS — 1.7%
Standard Foods Corp.	7,600	18,588
Uni-President Enterprises Corp.	36,440	71,730

		90,318

HOUSEHOLD DURABLES — 0.5%
Nien Made Enterprise Co., Ltd. (a)	3,000	27,248

INDUSTRIAL CONGLOMERATES — 0.3%
Far Eastern New Century Corp.	20,520	15,266

INSURANCE — 1.4%
Cathay Financial Holding Co., Ltd.	48,000	52,078
China Life Insurance Co., Ltd.	15,800	12,196
Shin Kong Financial Holding Co., Ltd.	49,376	9,658

		73,932

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Giant Manufacturing Co., Ltd.	5,000	30,999
Merida Industry Co., Ltd.	5,000	21,002

		52,001

MACHINERY — 0.0% (b)
Hiwin Technologies Corp.	30	138

MARINE — 0.0% (b)
Evergreen Marine Corp. Taiwan, Ltd.	7,070	2,619

METALS & MINING — 0.9%
China Steel Corp.	75,000	48,591

OIL, GAS & CONSUMABLE FUELS — 0.9%
Formosa Petrochemical Corp.	18,000	48,824

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Highwealth Construction Corp.	2,900	4,765
Ruentex Development Co., Ltd.	15,402	17,880

		22,645

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 26.2%
Advanced Semiconductor Engineering, Inc.	54,000	61,350
Hermes Microvision, Inc.	1,000	40,764
Inotera Memories, Inc. (a)	27,000	21,008
MediaTek, Inc.	8,000	60,510
Nanya Technology Corp.	16,000	19,542
Novatek Microelectronics Corp.	15,000	55,566
Phison Electronics Corp.	5,000	42,934
Powertech Technology, Inc.	12,000	26,597
Realtek Semiconductor Corp.	6,000	18,581
Siliconware Precision Industries Co., Ltd.	27,000	40,970
Taiwan Semiconductor Manufacturing Co., Ltd.	171,000	861,387
Transcend Information, Inc.	10,000	30,255
United Microelectronics Corp.	166,000	64,838
Vanguard International Semiconductor Corp.	26,000	42,556

		1,386,858

SPECIALTY RETAIL — 0.2%
Hotai Motor Co., Ltd.	1,000	9,765

See accompanying Notes to Schedule of Investments

SPDR MSCI Taiwan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.6%
Acer, Inc. (a)	41,612	$19,478
Advantech Co., Ltd.	12,000	90,952
Asustek Computer, Inc.	12,000	98,763
Casetek Holdings, Ltd.	3,000	10,462
Catcher Technology Co., Ltd.	15,000	110,434
Chicony Electronics Co., Ltd.	25,115	56,444
Compal Electronics, Inc.	70,000	43,941
Foxconn Technology Co., Ltd.	27,220	63,622
HTC Corp.	3,000	9,625
Inventec Corp.	40,000	28,333
Lite-On Technology Corp.	41,235	56,371
Pegatron Corp.	30,000	63,052
Quanta Computer, Inc.	47,000	88,875
Wistron Corp.	45,721	31,748

		772,100

TEXTILES,APPAREL & LUXURY GOODS — 2.2%
Eclat Textile Co., Ltd.	5,091	49,002
Feng TAY Enterprise Co., Ltd.	8,150	33,601
Formosa Taffeta Co., Ltd.	2,000	1,925
Pou Chen Corp.	11,000	14,680
Ruentex Industries, Ltd.	11,000	16,504

		115,712

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
Far EasTone Telecommunications Co., Ltd.	18,000	43,467
Taiwan Mobile Co., Ltd.	45,000	156,933

		200,400

TOTAL COMMON STOCKS (Cost $5,614,086)		5,253,014

SHORT-TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d) (Cost $668)	668	668

TOTAL INVESTMENTS — 99.1% (Cost $5,614,754)		5,253,682
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		45,730

NET ASSETS — 100.0%		$5,299,412

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$10,539	$—	$—	$10,539
Auto Components	16,764	—	—	16,764
Automobiles	5,078	—	—	5,078
Banks	540,459	—	—	540,459
Capital Markets	16,542	—	—	16,542
Chemicals	174,491	—	—	174,491
Construction Materials	26,882	—	—	26,882
Diversified Financial Services	50,556	—	—	50,556
Diversified Telecommunication Services	326,021	—	—	326,021
Electrical Equipment	5,881	—	—	5,881
Electronic Equipment, Instruments & Components	1,065,549	—	—	1,065,549
Food & Staples Retailing.	147,835	—	—	147,835
Food Products	90,318	—	—	90,318
Household Durables	27,248	—	—	27,248

See accompanying Notes to Schedule of Investments

SPDR MSCI Taiwan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Industrial Conglomerates	$15,266	$—	$—	$15,266
Insurance	73,932	—	—	73,932
Leisure Equipment & Products	52,001	—	—	52,001
Machinery	138	—	—	138
Marine	2,619	—	—	2,619
Metals & Mining	48,591	—	—	48,591
Oil, Gas & Consumable Fuels	48,824	—	—	48,824
Real Estate Management & Development	22,645	—	—	22,645
Semiconductors & Semiconductor Equipment	1,386,858	—	—	1,386,858
Specialty Retail	9,765	—	—	9,765
Technology Hardware, Storage & Peripherals	772,100	—	—	772,100
Textiles, Apparel & Luxury Goods	115,712	—	—	115,712
Wireless Telecommunication Services	200,400	—	—	200,400
Short-Term Investment	668	—	—	668

TOTAL INVESTMENTS	$5,253,682	$—	$—	$5,253,682

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	484	$484	245,523	245,339	668	$668	$32	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 3.6%
BAE Systems PLC	7,064	$49,482
Cobham PLC	822	1,729
Meggitt PLC	287	1,557
Rolls-Royce Holdings PLC (a)	3,364	31,996

		84,764

AIR FREIGHT & LOGISTICS — 0.7%
Royal Mail PLC	2,291	15,344

AIRLINES — 0.5%
easyJet PLC	860	12,485

AUTO COMPONENTS — 0.5%
GKN PLC	3,282	11,833

BANKS — 7.5%
Barclays PLC	13,848	25,657
HSBC Holdings PLC	17,287	107,666
Lloyds Banking Group PLC	22,595	16,329
Royal Bank of Scotland Group PLC (a)	2,425	5,563
Standard Chartered PLC	2,485	18,756

		173,971

BEVERAGES — 4.8%
Coca-Cola HBC AG (a)	191	3,856
Diageo PLC	1,549	43,205
SABMiller PLC	1,131	66,071

		113,132

CAPITAL MARKETS — 1.6%
3i Group PLC	487	3,564
Aberdeen Asset Management PLC	1,807	6,749
Hargreaves Lansdown PLC	728	12,097
ICAP PLC	1,109	6,222
Investec PLC	215	1,331
Schroders PLC	238	7,496

		37,459

CHEMICALS — 1.1%
Croda International PLC	296	12,421
Johnson Matthey PLC	336	12,581

		25,002

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Aggreko PLC	445	7,602
Babcock International Group PLC	390	4,716
G4S PLC	668	1,633

		13,951

CONSUMER FINANCE — 0.0% (b)
Provident Financial PLC	22	676

CONTAINERS & PACKAGING — 0.0% (b)
Ball Corp.	12	878

DIVERSIFIED FINANCIAL SERVICES — 0.1%
London Stock Exchange Group PLC	44	1,489

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
BT Group PLC	10,891	59,692
Inmarsat PLC	882	9,486

		69,178

ELECTRIC UTILITIES — 1.1%
SSE PLC	1,255	26,071

ENERGY EQUIPMENT & SERVICES — 0.1%
Petrofac, Ltd.	128	1,328

FOOD & STAPLES RETAILING — 1.2%
J Sainsbury PLC	1,914	5,943
Tesco PLC (a)	7,217	16,874
Wm Morrison Supermarkets PLC	2,413	6,045

		28,862

FOOD PRODUCTS — 2.0%
Associated British Foods PLC	973	35,366
Tate & Lyle PLC	1,274	11,385

		46,751

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Smith & Nephew PLC	2,358	39,938

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Mediclinic International PLC	431	6,309

HOTELS, RESTAURANTS & LEISURE — 5.1%
Carnival PLC	35	1,549
Compass Group PLC	3,450	65,582
InterContinental Hotels Group PLC	310	11,409
Merlin Entertainments PLC (c)	1,229	7,234
TUI AG	721	8,207
Whitbread PLC	391	18,252
William Hill PLC	2,183	7,514

		119,747

HOUSEHOLD DURABLES — 1.0%
Barratt Developments PLC	247	1,338
Berkeley Group Holdings PLC	265	8,938
Persimmon PLC	596	11,529
Taylor Wimpey PLC	670	1,185

		22,990

HOUSEHOLD PRODUCTS — 3.4%
Reckitt Benckiser Group PLC	793	79,400

INDUSTRIAL CONGLOMERATES — 0.5%
DCC PLC	22	1,936
Smiths Group PLC	679	10,466

		12,402

INSURANCE — 4.7%
Admiral Group PLC	1,026	27,843
Aviva PLC	2,369	12,474
Direct Line Insurance Group PLC	2,667	12,293
Legal & General Group PLC	12,638	32,218
Old Mutual PLC	1,774	4,750
Prudential PLC	824	13,846
RSA Insurance Group PLC	364	2,430
St James’s Place PLC	50	525
Standard Life PLC	729	2,861

		109,240

INTERNET SOFTWARE & SERVICES — 0.1%
Auto Trader Group PLC (c)	236	1,115

IT SERVICES — 0.2%
Worldpay Group PLC (a) (c)	1,392	5,056

MACHINERY — 0.3%
IMI PLC	518	6,696
Weir Group PLC	68	1,310

		8,006

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

MEDIA — 4.8%
ITV PLC	10,296	$24,733
Pearson PLC	417	5,391
RELX PLC	3,345	61,529
Sky PLC	1,026	11,631
WPP PLC	460	9,544

		112,828

METALS & MINING — 4.1%
Anglo American PLC	1,248	12,127
Antofagasta PLC	164	1,021
BHP Billiton PLC	1,300	16,384
Fresnillo PLC	120	2,637
Glencore PLC	14,602	29,836
Randgold Resources, Ltd.	119	13,379
Rio Tinto PLC	669	20,516

		95,900

MULTI-UTILITIES — 2.7%
Centrica PLC	4,484	13,517
National Grid PLC	3,369	49,360

		62,877

MULTILINE RETAIL — 1.3%
Marks & Spencer Group PLC	1,361	5,798
Next PLC	371	24,451

		30,249

OIL, GAS & CONSUMABLE FUELS — 10.7%
BP PLC	16,547	96,919
Royal Dutch Shell PLC Class A	3,422	93,663
Royal Dutch Shell PLC Class B	2,130	58,713

		249,295

PAPER & FOREST PRODUCTS — 0.1%
Mondi PLC	90	1,678

PERSONAL PRODUCTS — 3.6%
Unilever PLC	1,741	83,297

PHARMACEUTICALS — 6.4%
AstraZeneca PLC	652	38,934
GlaxoSmithKline PLC	4,097	87,877
Hikma Pharmaceuticals PLC	186	6,129
Shire PLC	269	16,689

		149,629

PROFESSIONAL SERVICES — 1.9%
Capita PLC	1,651	21,232
Experian PLC	440	8,305
Intertek Group PLC	297	13,813

		43,350

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
British Land Co. PLC REIT	1,259	10,216
Hammerson PLC	1,517	10,910
Intu Properties PLC	1,614	6,259
Land Securities Group PLC REIT	1,109	15,403
Segro PLC	2,436	13,505

		56,293

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
ARM Holdings PLC	2,479	37,481

SOFTWARE — 1.0%
Sage Group PLC	2,680	23,126

SPECIALTY RETAIL — 0.7%
Dixons Carphone PLC	869	3,717
Kingfisher PLC	2,988	12,882

		16,599

TEXTILES,APPAREL & LUXURY GOODS — 0.6%
Burberry Group PLC	911	14,127

TOBACCO — 5.1%
British American Tobacco PLC	1,417	91,738
Imperial Brands PLC	521	28,232

		119,970

TRADING COMPANIES & DISTRIBUTORS — 2.9%
Ashtead Group PLC	85	1,209
Bunzl PLC	1,121	34,497
Travis Perkins PLC	459	9,044
Wolseley PLC	453	23,436

		68,186

WATER UTILITIES — 1.0%
Severn Trent PLC	388	12,630
United Utilities Group PLC	762	10,543

		23,173

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
Vodafone Group PLC	16,782	51,071

TOTAL COMMON STOCKS (Cost $2,824,125)		2,306,506

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e) (Cost $1,902)	1,902	1,902

TOTAL INVESTMENTS — 98.9% (Cost $2,826,027)		2,308,408
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		26,223

NET ASSETS — 100.0%		$2,334,631

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$84,764	$—	$—	$84,764
Air Freight & Logistics	15,344	—	—	15,344
Airlines	12,485	—	—	12,485
Auto Components	11,833	—	—	11,833
Banks	173,971	—	—	173,971
Beverages	113,132	—	—	113,132
Capital Markets	37,459	—	—	37,459
Chemicals	25,002	—	—	25,002
Commercial Services & Supplies	13,951	—	—	13,951
Consumer Finance	676	—	—	676
Containers & Packaging	—	878	—	878
Diversified Financial Services	1,489	—	—	1,489
Diversified Telecommunication Services	69,178	—	—	69,178
Electric Utilities	26,071	—	—	26,071
Energy Equipment & Services	1,328	—	—	1,328
Food & Staples Retailing.	28,862	—	—	28,862
Food Products	46,751	—	—	46,751
Health Care Equipment & Supplies	39,938	—	—	39,938
Health Care Providers & Services	6,309	—	—	6,309
Hotels, Restaurants & Leisure	119,747	—	—	119,747
Household Durables	22,990	—	—	22,990
Household Products	79,400	—	—	79,400
Industrial Conglomerates	12,402	—	—	12,402
Insurance	109,240	—	—	109,240
Internet Software & Services	1,115	—	—	1,115
IT Services	5,056	—	—	5,056
Machinery	8,006	—	—	8,006
Media	112,828	—	—	112,828
Metals & Mining	95,900	—	—	95,900
Multi-Utilities	62,877	—	—	62,877
Multiline Retail	30,249	—	—	30,249
Oil, Gas & Consumable Fuels	249,295	—	—	249,295
Paper & Forest Products	1,678	—	—	1,678
Personal Products	83,297	—	—	83,297
Pharmaceuticals	149,629	—	—	149,629

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Professional Services	$43,350	$—	$—	$43,350
Real Estate Investment Trusts (REITs)	56,293	—	—	56,293
Semiconductors & Semiconductor Equipment	37,481	—	—	37,481
Software	23,126	—	—	23,126
Specialty Retail	16,599	—	—	16,599
Textiles, Apparel & Luxury Goods	14,127	—	—	14,127
Tobacco.	119,970	—	—	119,970
Trading Companies & Distributors	68,186	—	—	68,186
Water Utilities	23,173	—	—	23,173
Wireless Telecommunication Services	51,071	—	—	51,071
Short-Term Investment	1,902	—	—	1,902

TOTAL INVESTMENTS	$2,307,530	$878	$—	$2,308,408

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	983	$983	101,439	100,520	1,902	$1,902	$12	$—

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	3,580	$81,675

AIRLINES — 0.5%
ANA Holdings, Inc.	15,000	42,577
Japan Airlines Co., Ltd.	3,000	96,267

		138,844

AUTO COMPONENTS — 3.0%
Aisin Seiki Co., Ltd.	1,768	71,261
Bridgestone Corp. (a)	5,703	181,724
Daido Metal Co., Ltd.	1,300	12,355
Denso Corp.	3,947	137,620
FCC Co., Ltd.	1,484	23,940
Futaba Industrial Co., Ltd.	608	2,845
Keihin Corp. (a)	856	13,042
NGK Spark Plug Co., Ltd.	1,160	17,289
NHK Spring Co., Ltd.	540	4,348
Nifco, Inc. (a)	1,328	69,125
Nissin Kogyo Co., Ltd.	916	11,661
NOK Corp.	1,516	25,461
Showa Corp.	1,812	10,085
Stanley Electric Co., Ltd.	944	19,940
Sumitomo Electric Industries, Ltd.	5,687	74,310
Sumitomo Rubber Industries, Ltd. (a)	2,708	35,978
Tokai Rika Co., Ltd.	20	292
Toyo Tire & Rubber Co., Ltd.	1,400	15,120
Toyota Industries Corp.	1,772	69,695

		796,091

AUTOMOBILES — 7.0%
Daihatsu Motor Co., Ltd.	464	5,984
Fuji Heavy Industries, Ltd.	5,347	181,274
Honda Motor Co., Ltd.	14,074	352,913
Isuzu Motors, Ltd.	6,500	79,104
Mazda Motor Corp.	4,800	63,585
Mitsubishi Motors Corp. (a)	3,900	17,829
Nissan Motor Co., Ltd.	20,262	181,289
Suzuki Motor Corp.	3,292	88,357
Toyota Motor Corp.	17,277	850,798
Yamaha Motor Co., Ltd.	1,816	27,278

		1,848,411

BANKS — 6.6%
77 Bank, Ltd.	5,803	20,137
Awa Bank, Ltd. (a)	5,731	29,775
Bank of Kyoto, Ltd.	2,916	17,708
Chiba Bank, Ltd.	9,063	42,493
Chugoku Bank, Ltd.	2,504	25,335
Concordia Financial Group, Ltd. (b)	11,900	46,259
Fukuoka Financial Group, Inc.	9,000	29,389
Hachijuni Bank, Ltd.	8,719	37,735
Hiroshima Bank, Ltd.	8,811	29,201
Hokuhoku Financial Group, Inc.	14,658	16,574
Hyakugo Bank, Ltd.	6,147	21,091
Iyo Bank, Ltd.	2,380	14,453
Joyo Bank, Ltd.	6,155	22,859
Juroku Bank, Ltd.	8,883	23,379
Mitsubishi UFJ Financial Group, Inc.	107,600	478,164
Mizuho Financial Group, Inc.	206,900	299,086
Musashino Bank, Ltd.	620	13,948

Nanto Bank, Ltd.	3,391	10,776
Nishi-Nippon City Bank, Ltd.	11,799	20,587
Resona Holdings, Inc.	14,300	51,853
Shinsei Bank, Ltd.	14,726	21,244
Shizuoka Bank, Ltd.	3,363	23,504
Sumitomo Mitsui Financial Group, Inc.	10,900	310,882
Sumitomo Mitsui Trust Holdings, Inc.	29,981	96,381
Suruga Bank, Ltd.	496	11,144
Yamaguchi Financial Group, Inc. (a)	3,076	28,934

		1,742,891

BEVERAGES — 1.7%
Asahi Group Holdings, Ltd.	3,884	125,163
Ito En, Ltd. (a)	2,056	79,262
Kirin Holdings Co., Ltd. (a)	9,207	154,632
Suntory Beverage & Food, Ltd.	1,400	63,047
Takara Holdings, Inc.	3,479	31,843

		453,947

BIOTECHNOLOGY — 0.0% (c)
Takara Bio, Inc. (a)	500	6,609

BUILDING PRODUCTS — 1.4%
Aica Kogyo Co., Ltd.	384	8,703
Asahi Glass Co., Ltd. (a)	9,299	50,034
Daikin Industries, Ltd.	2,132	176,936
LIXIL Group Corp.	2,672	43,886
Nippon Sheet Glass Co., Ltd. (a) (b)	9,000	5,615
TOTO, Ltd.	2,200	87,065

		372,239

CAPITAL MARKETS — 0.9%
Daiwa Securities Group, Inc.	12,482	65,397
Jafco Co., Ltd.	312	7,652
Nomura Holdings, Inc.	27,676	98,521
Okasan Securities Group, Inc.	3,107	13,719
SBI Holdings, Inc. (a)	2,358	23,191
Tokai Tokyo Financial Holdings, Inc.	5,967	25,127

		233,607

CHEMICALS — 4.1%
Asahi Kasei Corp.	8,859	61,138
Daicel Corp.	3,055	31,357
DIC Corp.	939	19,461
Hitachi Chemical Co., Ltd.	1,476	27,235
JSR Corp. (a)	2,060	27,028
Kaneka Corp.	3,224	21,307
Kansai Paint Co., Ltd.	3,092	61,937
Kuraray Co., Ltd. (a)	4,471	52,951
Mitsubishi Chemical Holdings Corp.	9,123	41,324
Mitsubishi Gas Chemical Co., Inc.	3,268	16,915
Mitsui Chemicals, Inc.	8,843	32,066
Nippon Paint Holdings Co., Ltd.	1,200	29,266
Nissan Chemical Industries, Ltd.	2,616	75,683
Nitto Denko Corp.	1,184	74,278
Shin-Etsu Chemical Co., Ltd.	3,620	210,376
Showa Denko KK	1,172	10,981
Sumitomo Chemical Co., Ltd.	14,674	59,789
Teijin, Ltd.	9,367	30,770
Tokai Carbon Co., Ltd. (a)	2,828	7,029
Toray Industries, Inc.	11,758	99,643
Tosoh Corp.	6,599	30,104

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Toyobo Co., Ltd.	12,302	$23,143
Ube Industries, Ltd.	14,543	23,815
Zeon Corp.	3,132	20,119

		1,087,715

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Aeon Delight Co., Ltd. (a)	300	8,144
Dai Nippon Printing Co., Ltd.	5,739	63,493
Daiseki Co., Ltd.	600	11,557
Nissha Printing Co., Ltd. (a)	336	6,134
Park24 Co., Ltd.	1,500	51,394
Secom Co., Ltd.	2,068	152,253
Toppan Printing Co., Ltd.	6,299	53,909

		346,884

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Denki Kogyo Co., Ltd.	2,000	8,675

CONSTRUCTION & ENGINEERING — 1.8%
Chiyoda Corp. (a)	1,688	11,057
COMSYS Holdings Corp.	3,000	48,367
JGC Corp.	2,760	39,090
Kajima Corp.	11,595	80,020
Maeda Corp.	3,855	30,062
Nishimatsu Construction Co., Ltd.	3,000	13,920
Obayashi Corp.	8,679	91,790
Raito Kogyo Co., Ltd.	100	1,040
Shimizu Corp.	8,559	79,758
Taisei Corp.	8,995	73,475
Tokyu Construction Co., Ltd.	200	1,811

		470,390

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	14,607	34,314

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (a) (b)	300	1,439
AEON Financial Service Co., Ltd.	1,540	32,950
Credit Saison Co., Ltd.	2,064	34,464
J Trust Co., Ltd. (a)	700	5,117
Jaccs Co., Ltd.	3,000	13,013
Orient Corp. (b)	6,001	10,821

		97,804

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd. (a)	1,548	29,303

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	1,492	27,094

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	928	21,719

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Japan Exchange Group, Inc.	4,400	50,095
ORIX Corp.	11,500	146,622
Zenkoku Hosho Co., Ltd.	800	28,853

		225,570

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
Nippon Telegraph & Telephone Corp.	13,200	617,604

ELECTRIC UTILITIES — 1.2%
Chubu Electric Power Co., Inc.	3,563	50,307
Chugoku Electric Power Co., Inc.	2,448	30,997
Hokkaido Electric Power Co., Inc.	1,428	11,512
Hokuriku Electric Power Co	2,112	26,042

Kansai Electric Power Co., Inc. (b)	5,411	52,290
Kyushu Electric Power Co., Inc.	3,576	35,624
Shikoku Electric Power Co., Inc.	1,472	17,304
Tohoku Electric Power Co., Inc.	4,243	53,229
Tokyo Electric Power Co. Holdings, Inc. (b)	13,067	55,024

		332,329

ELECTRICAL EQUIPMENT — 1.7%
Fuji Electric Co., Ltd.	9,099	37,429
Fujikura, Ltd.	6,107	27,859
Furukawa Electric Co., Ltd.	5,899	13,570
GS Yuasa Corp.	2,000	7,603
Mitsubishi Electric Corp.	17,974	211,644
Nidec Corp.	1,800	135,487
Ushio, Inc.	1,536	17,892

		451,484

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.7%
Alps Electric Co., Ltd.	2,368	44,064
Amano Corp. (a)	1,836	31,784
Anritsu Corp.	100	574
Citizen Holdings Co., Ltd.	4,403	21,288
Hamamatsu Photonics KK (a)	2,300	64,007
Hirose Electric Co., Ltd.	200	24,388
Hitachi, Ltd.	38,933	160,870
Horiba, Ltd. (a)	604	26,376
Ibiden Co., Ltd.	1,496	16,770
Iriso Electronics Co., Ltd.	300	16,639
Japan Aviation Electronics Industry, Ltd.	1,000	13,588
Keyence Corp.	340	229,141
Kyocera Corp.	2,900	136,873
Murata Manufacturing Co., Ltd.	1,628	180,589
Nippon Electric Glass Co., Ltd.	5,548	22,984
Oki Electric Industry Co., Ltd.	9,166	12,151
Omron Corp.	2,080	67,110
Shimadzu Corp.	3,312	49,201
TDK Corp.	1,196	66,101
Yaskawa Electric Corp.	2,604	33,581
Yokogawa Electric Corp.	2,964	33,110

		1,251,189

FOOD & STAPLES RETAILING — 2.1%
Aeon Co., Ltd.	6,603	102,080
Cawachi, Ltd.	648	15,437
Cosmos Pharmaceutical Corp. (a)	200	40,238
FamilyMart Co., Ltd.	552	33,629
Lawson, Inc.	600	47,783
Matsumotokiyoshi Holdings Co., Ltd.	200	9,718
Seven & i Holdings Co., Ltd.	6,639	277,040
UNY Group Holdings Co., Ltd.	3,000	25,178

		551,103

FOOD PRODUCTS — 1.9%
Ajinomoto Co., Inc.	6,003	140,786
Hokuto Corp.	600	11,013
Kikkoman Corp.	2,256	82,464
MEIJI Holdings Co., Ltd.	1,200	122,000
Nissin Foods Holdings Co., Ltd.	940	51,219
Sakata Seed Corp. (a)	1,884	40,714
Yakult Honsha Co., Ltd. (a)	864	44,468

		492,664

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

GAS UTILITIES — 0.7%
Osaka Gas Co., Ltd.	18,150	$69,422
Saibu Gas Co., Ltd.	15,273	37,070
Tokyo Gas Co., Ltd.	20,873	85,535

		192,027

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Asahi Intecc Co., Ltd.	1,000	48,494
Hoya Corp.	3,932	139,281
Nakanishi, Inc.	500	14,743
Olympus Corp.	1,542	57,042
Sysmex Corp.	1,200	81,762
Terumo Corp.	2,900	122,824

		464,146

HEALTH CARE PROVIDERS & SERVICES — 0.5%
BML, Inc.	300	13,715
Medipal Holdings Corp.	1,792	29,276
Miraca Holdings, Inc.	936	40,327
NichiiGakkan Co., Ltd. (a)	300	2,029
Suzuken Co., Ltd.	900	28,160
Tsukui Corp.	1,400	24,714

		138,221

HEALTH CARE TECHNOLOGY — 0.1%
M3, Inc.	400	13,842

HOTELS, RESTAURANTS & LEISURE — 0.5%
Oriental Land Co., Ltd.	2,100	135,592
Round One Corp.	1,200	9,615

		145,207

HOUSEHOLD DURABLES — 3.0%
Casio Computer Co., Ltd. (a)	3,348	47,777
Fujitsu General, Ltd.	1,000	22,059
Funai Electric Co., Ltd.	595	5,220
Haseko Corp.	2,700	26,871
Nikon Corp. (a)	2,740	37,018
Panasonic Corp.	18,981	163,001
Pioneer Corp. (a) (b)	3,560	6,177
Sangetsu Co., Ltd.	500	9,338
Sekisui Chemical Co., Ltd.	3,079	37,636
Sekisui House, Ltd.	5,679	98,506
Sharp Corp. (a) (b)	8,519	9,134
Sony Corp.	10,211	297,402
Sumitomo Forestry Co., Ltd.	2,068	27,818

		787,957

HOUSEHOLD PRODUCTS — 0.3%
Pigeon Corp.	500	14,743
Unicharm Corp.	2,700	60,138

		74,881

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	1,240	28,755

INDUSTRIAL CONGLOMERATES — 0.6%
Keihan Holdings Co., Ltd.	8,747	60,451
Nisshinbo Holdings, Inc.	2,584	23,248
Toshiba Corp. (b)	31,633	85,226

		168,925

INSURANCE — 2.3%
Dai-ichi Life Insurance Co., Ltd.	9,200	101,066
MS&AD Insurance Group Holdings, Inc.	5,336	136,352
Sompo Japan Nipponkoa Holdings, Inc.	3,000	78,911
Sony Financial Holdings, Inc.	2,400	26,763
T&D Holdings, Inc.	6,300	52,745
Tokio Marine Holdings, Inc.	6,447	211,590

		607,427

INTERNET & CATALOG RETAIL — 0.4%
ASKUL Corp. (a)	500	18,374
Rakuten, Inc.	7,700	82,749

		101,123

INTERNET SOFTWARE & SERVICES — 0.7%
DeNA Co., Ltd.	1,200	27,816
Dip Corp. (a)	700	18,662
F@N Communications, Inc.	600	4,626
Gree, Inc. (a) (b)	900	5,071
Gurunavi, Inc. (a)	600	17,282
Internet Initiative Japan, Inc.	900	18,344
Kakaku.com, Inc. (a)	400	7,895
Mixi, Inc.	300	12,267
Yahoo! Japan Corp.	15,500	68,291

		180,254

IT SERVICES — 0.9%
Digital Garage, Inc. (a)	400	9,264
Fujitsu, Ltd.	15,498	56,499
GMO Payment Gateway, Inc. (a)	200	11,307
IT Holdings Corp.	1,232	28,161
Itochu Techno-Solutions Corp.	900	19,265
NET One Systems Co., Ltd. (a)	3,000	17,224
Nomura Research Institute, Ltd.	300	10,937
NTT Data Corp.	1,200	56,497
SCSK Corp.	200	7,457
TKC Corp.	600	15,674

		232,285

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Bandai Namco Holdings, Inc.	2,632	67,551
Sankyo Co., Ltd.	940	35,093
Sega Sammy Holdings, Inc.	2,431	26,042
Shimano, Inc.	692	104,755
Yamaha Corp.	1,792	47,809

		281,250

MACHINERY — 5.1%
Amada Holdings Co., Ltd.	2,627	26,426
DMG Mori Co., Ltd. (a)	1,468	13,909
FANUC Corp.	1,680	270,775
Glory, Ltd.	1,544	41,704
IHI Corp.	15,311	40,595
Japan Steel Works, Ltd.	2,708	12,274
JTEKT Corp.	2,108	23,568
Kawasaki Heavy Industries, Ltd.	11,978	33,275
Komatsu, Ltd.	8,139	140,384
Komori Corp.	1,188	13,178
Kubota Corp.	7,663	102,146
Kurita Water Industries, Ltd.	1,476	32,774
Makita Corp.	1,276	84,080
Minebea Co., Ltd.	3,255	21,734

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Mitsubishi Heavy Industries, Ltd.	27,676	$109,906
Mitsui Engineering & Shipbuilding Co., Ltd.	11,567	15,785
NGK Insulators, Ltd.	2,320	46,291
NSK, Ltd.	3,663	26,850
NTN Corp.	3,495	9,266
OKUMA Corp. (a)	2,648	17,165
OSG Corp. (a)	1,512	24,996
SMC Corp.	620	150,513
Sodick Co., Ltd.	200	1,528
Sumitomo Heavy Industries, Ltd.	5,795	25,080
Takuma Co., Ltd.	3,000	26,494
THK Co., Ltd.	1,500	25,339
Toshiba Machine Co., Ltd.	2,944	8,839

		1,344,874

MARINE — 0.2%
Kawasaki Kisen Kaisha, Ltd. (a)	8,759	20,491
Mitsui OSK Lines, Ltd. (a)	6,491	13,667
Nippon Yusen KK	11,995	20,929

		55,087

MEDIA — 0.9%
Adways, Inc.	500	4,732
CyberAgent, Inc. (a)	600	36,085
Dentsu, Inc.	2,400	111,590
Next Co., Ltd. (a)	1,300	11,506
Septeni Holdings Co., Ltd.	700	25,485
Toho Co., Ltd.	2,052	56,486
Usen Corp. (b)	1,670	4,932

		250,816

METALS & MINING — 1.4%
Daido Steel Co., Ltd. (a)	3,199	10,883
Dowa Holdings Co., Ltd.	2,767	14,106
JFE Holdings, Inc. (a)	4,247	54,438
Kobe Steel, Ltd. (a)	18,645	15,085
Mitsubishi Materials Corp.	12,027	28,488
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	9,007
Mitsui Mining & Smelting Co., Ltd.	8,839	14,561
Nippon Steel & Sumitomo Metal Corp.	5,500	104,971
Nippon Yakin Kogyo Co., Ltd.	400	460
Nisshin Steel Co., Ltd.	800	10,137
Sumitomo Metal Mining Co., Ltd.	4,575	45,866
Toho Zinc Co., Ltd.	6,000	18,013
Tokyo Steel Manufacturing Co., Ltd. (a)	244	1,327
Topy Industries, Ltd.	8,000	16,298
Yodogawa Steel Works, Ltd.	1,100	26,666

		370,306

MULTILINE RETAIL — 1.2%
Don Quijote Holdings Co., Ltd.	1,000	36,846
H2O Retailing Corp. (a)	2,700	36,240
Isetan Mitsukoshi Holdings, Ltd.	3,641	32,155
J Front Retailing Co., Ltd.	2,800	28,794
Marui Group Co., Ltd.	3,916	52,371
Ryohin Keikaku Co., Ltd.	336	81,486
Seria Co., Ltd. (a)	400	33,025
Takashimaya Co., Ltd.	3,332	23,742

		324,659

OIL, GAS & CONSUMABLE FUELS — 0.7%
Cosmo Energy Holdings Co., Ltd.	800	9,701
Inpex Corp.	8,900	68,830
JX Holdings, Inc.	21,700	84,333
TonenGeneral Sekiyu KK	2,547	23,089

		185,953

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd.	600	10,452
Oji Holdings Corp.	8,839	33,774

		44,226

PERSONAL PRODUCTS — 1.6%
euglena Co., Ltd. (a) (b)	800	11,112
Kao Corp.	4,839	279,661
Kose Corp.	200	16,746
Mandom Corp.	1,316	60,227
Shiseido Co., Ltd.	2,732	70,224

		437,970

PHARMACEUTICALS — 6.5%
Astellas Pharma, Inc.	17,900	279,169
Chugai Pharmaceutical Co., Ltd. (a)	1,616	57,259
Daiichi Sankyo Co., Ltd.	6,051	145,893
Eisai Co., Ltd.	2,340	129,739
Hisamitsu Pharmaceutical Co., Inc.	604	34,619
Kaken Pharmaceutical Co., Ltd.	200	13,042
Kissei Pharmaceutical Co., Ltd.	1,500	29,915
Kyowa Hakko Kirin Co., Ltd. (a)	2,833	47,939
Mitsubishi Tanabe Pharma Corp.	1,700	30,540
Mochida Pharmaceutical Co., Ltd.	600	48,250
Nichi-iko Pharmaceutical Co., Ltd.	300	6,068
Ono Pharmaceutical Co., Ltd.	3,100	133,923
Otsuka Holdings Co., Ltd.	3,800	174,795
Santen Pharmaceutical Co., Ltd.	4,800	74,861
Seikagaku Corp.	1,200	18,563
Shionogi & Co., Ltd.	2,996	162,606
Sosei Group Corp. (a) (b)	100	18,423
Sumitomo Dainippon Pharma Co., Ltd. (a)	1,460	25,147
Taisho Pharmaceutical Holdings Co., Ltd.	500	52,442
Takeda Pharmaceutical Co., Ltd. (a)	5,355	230,924
Torii Pharmaceutical Co., Ltd.	300	6,954
Towa Pharmaceutical Co., Ltd. (a)	200	10,391
Tsumura & Co	100	2,701

		1,734,163

PROFESSIONAL SERVICES — 0.4%
en-japan, Inc. (a)	900	16,598
Meitec Corp.	1,212	40,935
Nihon M&A Center, Inc.	600	38,659

		96,192

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.1%
Daikyo, Inc.	6,256	9,025
Daito Trust Construction Co., Ltd.	864	140,140
Daiwa House Industry Co., Ltd.	4,363	126,820
Heiwa Real Estate Co., Ltd.	1,400	17,672
Hulic Co., Ltd. (a)	800	8,360
Leopalace21 Corp.	1,544	10,761
Mitsubishi Estate Co., Ltd.	10,111	184,598
Mitsui Fudosan Co., Ltd.	7,923	180,061
Open House Co., Ltd.	1,000	27,020

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Sumitomo Realty & Development Co., Ltd.	2,843	$76,333
Tokyo Tatemono Co., Ltd.	2,700	32,161
Tokyu Fudosan Holdings Corp.	4,000	24,720

		837,671

ROAD & RAIL — 5.0%
Central Japan Railway Co.	1,300	229,676
East Japan Railway Co.	2,700	248,261
Hankyu Hanshin Holdings, Inc.	12,486	92,741
Keikyu Corp.	6,355	63,742
Keio Corp.	8,000	75,095
Keisei Electric Railway Co., Ltd.	3,147	40,308
Kintetsu Group Holdings Co., Ltd.	18,038	77,012
Nagoya Railroad Co., Ltd. (a)	12,362	69,528
Nankai Electric Railway Co., Ltd.	9,111	51,243
Nippon Express Co., Ltd.	11,555	52,487
Odakyu Electric Railway Co., Ltd.	3,483	40,605
Sotetsu Holdings, Inc. (a)	8,254	46,182
Tobu Railway Co., Ltd.	9,007	49,253
Tokyu Corp.	9,391	82,111
West Japan Railway Co.	1,600	100,860

		1,319,104

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Advantest Corp. (a)	1,816	20,091
Disco Corp.	284	25,441
Rohm Co., Ltd. (a)	876	34,198
Sanken Electric Co., Ltd. (a)	1,404	4,311
SCREEN Holdings Co., Ltd.	364	3,924
Shinko Electric Industries Co., Ltd.	892	4,322
Sumco Corp. (a)	1,546	9,750
Tokyo Electron, Ltd.	1,000	83,585

		185,622

SOFTWARE — 1.0%
GungHo Online Entertainment, Inc. (a)	3,100	8,340
Konami Holdings Corp. (a)	1,192	45,256
Nexon Co., Ltd.	600	8,814
Nintendo Co., Ltd.	948	134,775
NSD Co., Ltd.	1,400	22,217
Square Enix Holdings Co., Ltd.	596	19,229
Trend Micro, Inc.	568	20,181

		258,812

SPECIALTY RETAIL — 1.8%
Aoyama Trading Co., Ltd.	1,484	54,390
Arcland Sakamoto Co., Ltd.	1,000	11,044
Autobacs Seven Co., Ltd.	780	11,025
Fast Retailing Co., Ltd.	276	73,446
Gulliver International Co., Ltd. (a)	900	7,334
Hikari Tsushin, Inc.	284	23,724
Jin Co., Ltd. (a)	500	19,519
K’s Holdings Corp. (a)	800	14,871
Nitori Holdings Co., Ltd.	600	72,171
Sanrio Co., Ltd. (a)	648	11,496
Shimachu Co., Ltd.	1,484	32,200
Shimamura Co., Ltd.	332	49,125
USS Co., Ltd.	3,000	49,215
VT Holdings Co., Ltd.	900	4,088
Yamada Denki Co., Ltd. (a)	9,000	47,373

		481,021

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.4%
Brother Industries, Ltd.	2,732	28,974
Canon, Inc. (a)	9,258	262,832
FUJIFILM Holdings Corp.	4,227	162,504
Konica Minolta, Inc.	6,075	43,820
NEC Corp.	17,918	41,394
Ricoh Co., Ltd.	5,555	47,866
Roland DG Corp.	400	7,096
Seiko Epson Corp.	3,200	50,937
Wacom Co., Ltd.	200	776

		646,199

TEXTILES,APPAREL & LUXURY GOODS — 0.3%
Asics Corp.	1,764	29,506
Gunze, Ltd.	6,223	17,349
Japan Wool Textile Co., Ltd.	3,031	20,888
Onward Holdings Co., Ltd.	2,580	16,045

		83,788

TOBACCO — 1.4%
Japan Tobacco, Inc.	9,000	359,947

TRADING COMPANIES & DISTRIBUTORS — 3.4%
Hanwa Co., Ltd. (a)	3,207	16,568
Inaba Denki Sangyo Co., Ltd. (a)	1,356	46,064
ITOCHU Corp.	13,066	157,864
Iwatani Corp.	451	2,550
Kanematsu Corp.	9,000	14,124
Marubeni Corp.	15,402	68,986
Mitsubishi Corp.	11,407	198,808
Mitsui & Co., Ltd.	14,902	176,270
MonotaRO Co., Ltd. (a)	400	13,081
Nishio Rent All Co., Ltd.	400	8,118
Sojitz Corp.	12,828	30,135
Sumitomo Corp.	9,575	95,619
Toyota Tsusho Corp.	1,539	32,793
Yamazen Corp.	4,200	33,284

		894,264

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	3,395	31,174
Mitsubishi Logistics Corp.	216	2,994

		34,168

WIRELESS TELECOMMUNICATION SERVICES — 4.5%
KDDI Corp.	15,000	455,161
NTT DOCOMO, Inc.	12,600	339,779
SoftBank Group Corp.	7,215	407,132

		1,202,072

TOTAL COMMON STOCKS (Cost $30,421,075)		26,283,369

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 6.4%
UNITED STATES — 6.4%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	1,692,373	$1,692,373
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (f)	10,725	10,725

		1,703,098

TOTAL SHORT-TERM INVESTMENTS (Cost $1,703,098)		1,703,098

TOTAL INVESTMENTS — 105.3% (Cost $32,124,173)		27,986,467
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(1,403,791)

NET ASSETS — 100.0%		$26,582,676

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investment of cash collateral for securities loaned.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$81,675	$—	$—	$81,675
Airlines	138,844	—	—	138,844
Auto Components.	796,091	—	—	796,091
Automobiles	1,848,411	—	—	1,848,411
Banks	1,742,891	—	—	1,742,891
Beverages	453,947	—	—	453,947
Biotechnology	6,609	—	—	6,609
Building Products	372,239	—	—	372,239
Capital Markets	233,607	—	—	233,607
Chemicals	1,087,715	—	—	1,087,715
Commercial Services & Supplies	346,884	—	—	346,884
Communications Equipment	8,675	—	—	8,675
Construction & Engineering	470,390	—	—	470,390
Construction Materials	34,314	—	—	34,314
Consumer Finance	97,804	—	—	97,804
Containers & Packaging	29,303	—	—	29,303
Distributors	27,094	—	—	27,094
Diversified Consumer Services	21,719	—	—	21,719
Diversified Financial Services	225,570	—	—	225,570
Diversified Telecommunication Services	617,604	—	—	617,604
Electric Utilities	332,329	—	—	332,329
Electrical Equipment.	451,484	—	—	451,484

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electronic Equipment, Instruments & Components	$1,251,189	$—	$—	$1,251,189
Food & Staples Retailing.	551,103	—	—	551,103
Food Products	492,664	—	—	492,664
Gas Utilities	192,027	—	—	192,027
Health Care Equipment & Supplies	464,146	—	—	464,146
Health Care Providers & Services	138,221	—	—	138,221
Health Care Technology	13,842	—	—	13,842
Hotels, Restaurants & Leisure	145,207	—	—	145,207
Household Durables	787,957	—	—	787,957
Household Products	74,881	—	—	74,881
Independent Power Producers & Energy Traders	28,755	—	—	28,755
Industrial Conglomerates.	168,925	—	—	168,925
Insurance	607,427	—	—	607,427
Internet & Catalog Retail.	101,123	—	—	101,123
Internet Software & Services	180,254	—	—	180,254
IT Services	232,285	—	—	232,285
Leisure Equipment & Products	281,250	—	—	281,250
Machinery	1,344,874	—	—	1,344,874
Marine.	55,087	—	—	55,087
Media	250,816	—	—	250,816
Metals & Mining	370,306	—	—	370,306
Multiline Retail	324,659	—	—	324,659
Oil, Gas & Consumable Fuels	185,953	—	—	185,953
Paper & Forest Products	44,226	—	—	44,226
Personal Products	437,970	—	—	437,970
Pharmaceuticals	1,734,163	—	—	1,734,163
Professional Services	96,192	—	—	96,192
Real Estate Management & Development	837,671	—	—	837,671
Road & Rail	1,319,104	—	—	1,319,104
Semiconductors & Semiconductor Equipment	185,622	—	—	185,622
Software	258,812	—	—	258,812
Specialty Retail	481,021	—	—	481,021
Technology Hardware, Storage & Peripherals	646,199	—	—	646,199
Textiles, Apparel & Luxury Goods	83,788	—	—	83,788
Tobacco	359,947	—	—	359,947
Trading Companies & Distributors	894,264	—	—	894,264
Transportation Infrastructure	34,168	—	—	34,168
Wireless Telecommunication Services	1,202,072	—	—	1,202,072
Short-Term Investments	1,703,098	—	—	1,703,098

TOTAL INVESTMENTS	$27,986,467	$—	$—	$27,986,467

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura PRIME Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	24,674	$24,674	434,725	448,674	10,725	$10,725	$57	$—
State Street Navigator Securities Lending Prime Portfolio	4,865,671	4,865,671	13,170,137	16,343,435	1,692,373	1,692,373	8,567	—

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.4%
AEROSPACE & DEFENSE — 0.0% (g)
Jamco Corp. (a)	1,000	$18,023

AIR FREIGHT & LOGISTICS — 0.2%
Kintetsu World Express, Inc.	4,100	49,356
Mitsui-Soko Holdings Co., Ltd.	16,686	44,403

		93,759

AUTO COMPONENTS — 3.5%
Ahresty Corp.	3,300	22,356
Akebono Brake Industry Co., Ltd. (a) (b)	3,400	6,595
Calsonic Kansei Corp.	15,000	112,877
Daido Metal Co., Ltd.	1,400	13,305
Eagle Industry Co., Ltd.	4,000	46,008
Exedy Corp.	2,900	61,624
FCC Co., Ltd.	4,013	64,738
Kasai Kogyo Co., Ltd.	4,300	38,603
Keihin Corp.	5,841	88,990
Kinugawa Rubber Industrial Co., Ltd.	10,000	75,348
KYB Corp.	14,902	47,790
Mitsuba Corp.	4,300	45,729
Musashi Seimitsu Industry Co., Ltd. (a)	3,152	61,172
Nippon Seiki Co., Ltd.	5,000	81,343
Nissin Kogyo Co., Ltd.	5,534	70,449
Pacific Industrial Co., Ltd. (a)	4,900	44,563
Piolax, Inc.	900	41,715
Press Kogyo Co., Ltd.	14,569	48,000
Sanden Holdings Corp. (a)	13,000	34,847
Showa Corp.	6,639	36,952
Tachi-S Co., Ltd.	4,100	59,788
Takata Corp. (a) (b)	3,600	13,861
Tokai Rika Co., Ltd.	6,000	87,611
Topre Corp.	4,834	102,108
Toyoda Gosei Co., Ltd.	7,500	132,396
Toyota Boshoku Corp.	5,300	109,317
TPR Co., Ltd.	3,000	57,403
TS Tech Co., Ltd.	4,700	114,030
Unipres Corp.	4,200	67,018
Yorozu Corp.	1,000	13,900

		1,800,436

AUTOMOBILES — 0.1%
Nissan Shatai Co., Ltd.	7,700	76,332

BANKS — 5.2%
77 Bank, Ltd.	27,000	93,693
Akita Bank, Ltd.	26,000	74,003
Aomori Bank, Ltd.	19,000	52,598
Ashikaga Holdings Co., Ltd.	12,000	38,249
Awa Bank, Ltd.	15,000	77,932
Bank of Iwate, Ltd. (a)	2,356	88,416
Bank of Nagoya, Ltd. (a)	16,000	49,595
Bank of Okinawa, Ltd. (a)	3,360	97,928
Bank of the Ryukyus, Ltd.	6,281	62,265
Chukyo Bank, Ltd.	11,000	25,733
Daishi Bank, Ltd.	27,000	85,535
Eighteenth Bank, Ltd.	12,000	29,126
FIDEA Holdings Co., Ltd.	31,100	40,622
Fukui Bank, Ltd. (a)	40,000	88,118
Fukushima Bank, Ltd. (a)	57,478	48,743
Hokkoku Bank, Ltd.	24,000	64,568

Hokuetsu Bank, Ltd.	40,000	67,453
Hyakugo Bank, Ltd.	29,000	99,503
Hyakujushi Bank, Ltd.	30,000	86,851
Jimoto Holdings, Inc.	20,200	27,763
Juroku Bank, Ltd. (a)	28,000	73,691
Keiyo Bank, Ltd. (a)	30,000	111,999
Kiyo Bank, Ltd.	8,500	104,562
Miyazaki Bank, Ltd.	11,000	27,235
Musashino Bank, Ltd.	4,300	96,738
Nanto Bank, Ltd.	30,000	95,331
North Pacific Bank, Ltd.	34,300	92,612
Ogaki Kyoritsu Bank, Ltd.	25,000	68,720
Oita Bank, Ltd.	10,000	28,658
San-In Godo Bank, Ltd.	11,000	71,196
Senshu Ikeda Holdings, Inc. (a)	30,400	112,900
Shiga Bank, Ltd. (a)	15,000	63,895
Shikoku Bank, Ltd.	32,000	62,384
Shimizu Bank, Ltd.	2,000	43,377
Tochigi Bank, Ltd.	15,846	54,370
Toho Bank, Ltd.	16,000	49,284
Tokyo TY Financial Group, Inc.	2,700	62,190
TOMONY Holdings, Inc.	19,705	58,775
Towa Bank, Ltd.	37,000	28,492
Yamagata Bank, Ltd. (a)	22,000	85,778
Yamanashi Chuo Bank, Ltd.	11,000	38,493

		2,729,374

BEVERAGES — 1.8%
Coca-Cola East Japan Co., Ltd.	6,700	127,809
Coca-Cola West Co., Ltd. (a)	7,100	200,148
Ito En, Ltd. (a)	6,600	254,440
Sapporo Holdings, Ltd.	6,200	179,068
Takara Holdings, Inc.	18,100	165,668

		927,133

BIOTECHNOLOGY — 0.8%
3-D Matrix, Ltd. (a) (b)	2,500	18,082
GNI Group, Ltd. (a) (b)	11,000	24,661
Japan Tissue Engineering Co., Ltd. (b)	1,000	12,126
NanoCarrier Co., Ltd. (a) (b)	2,500	26,440
OncoTherapy Science, Inc. (a) (b)	14,200	34,327
PeptiDream, Inc. (a) (b)	3,000	177,795
ReproCELL, Inc. (a) (b)	6,600	28,050
Takara Bio, Inc.	5,800	76,662

		398,143

BUILDING PRODUCTS — 2.1%
Aica Kogyo Co., Ltd.	4,819	109,213
Bunka Shutter Co., Ltd.	7,577	60,341
Central Glass Co., Ltd.	23,309	99,743
Nichias Corp.	12,000	91,237
Nichiha Corp.	3,600	56,462
Nippon Sheet Glass Co., Ltd. (a) (b)	107,000	66,751
Nitto Boseki Co., Ltd. (a)	15,020	50,364
Noritz Corp. (a)	4,565	81,253
Okabe Co., Ltd. (a)	2,800	19,842
Sankyo Tateyama, Inc.	3,000	42,139
Sanwa Holdings Corp.	22,310	200,723
Sekisui Jushi Corp.	4,100	58,149
Takara Standard Co., Ltd.	11,000	99,503
Takasago Thermal Engineering Co., Ltd.	6,500	76,474

		1,112,194

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

CAPITAL MARKETS — 1.4%
Aizawa Securities Co., Ltd.	2,100	$10,542
Ichigo, Inc. (a)	10,400	40,651
Ichiyoshi Securities Co., Ltd. (a)	6,400	45,541
IwaiCosmo Holdings, Inc.	5,700	46,894
Jafco Co., Ltd.	3,000	73,574
kabu.com Securities Co., Ltd.	8,700	27,900
Kyokuto Securities Co., Ltd. (a)	4,500	47,329
Marusan Securities Co., Ltd. (a)	8,000	68,311
Matsui Securities Co., Ltd.	10,200	83,716
Mito Securities Co., Ltd.	6,700	15,021
Monex Group, Inc. (a)	26,600	59,635
Okasan Securities Group, Inc.	17,447	77,040
Sawada Holdings Co., Ltd.	1,300	11,430
Sparx Group Co., Ltd.	6,000	10,644
Tokai Tokyo Financial Holdings, Inc.	22,221	93,571

		711,799

CHEMICALS — 5.0%
Achilles Corp.	45,000	54,830
ADEKA Corp.	7,213	86,761
C Uyemura & Co., Ltd.	976	39,291
Chugoku Marine Paints, Ltd.	6,000	36,612
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	12,000	47,841
Fujimori Kogyo Co., Ltd.	2,000	37,567
Ihara Chemical Industry Co., Ltd. (a)	5,100	52,596
Ishihara Sangyo Kaisha, Ltd. (b)	45,811	26,793
Kanto Denka Kogyo Co., Ltd. (a)	6,000	58,485
Konishi Co., Ltd.	4,800	61,573
Kumiai Chemical Industry Co., Ltd.	5,600	33,898
Kureha Corp.	15,000	52,344
Lintec Corp.	4,808	93,639
Nihon Nohyaku Co., Ltd. (a)	3,000	13,422
Nihon Parkerizing Co., Ltd.	11,600	120,873
Nippon Kayaku Co., Ltd. (a)	15,000	147,821
Nippon Soda Co., Ltd. (a)	16,065	64,204
Nippon Synthetic Chemical Industry Co., Ltd.	9,000	45,531
Nippon Valqua Industries, Ltd.	24,025	61,122
NOF Corp.	13,731	113,098
Okamoto Industries, Inc.	8,841	95,571
Sakai Chemical Industry Co., Ltd.	8,000	21,523
Sakata INX Corp.	4,600	52,372
Sanyo Chemical Industries, Ltd.	11,000	84,920
Sumitomo Bakelite Co., Ltd.	25,000	115,265
T&K Toka Co., Ltd.	6,700	48,785
Taiyo Holdings Co., Ltd. (a)	2,800	85,837
Taiyo Nippon Sanso Corp.	12,400	112,892
Tenma Corp.	3,000	44,449
Toagosei Co., Ltd. (a)	12,400	113,376
Tokai Carbon Co., Ltd. (a)	25,542	63,488
Tokuyama Corp. (a) (b)	41,000	111,502
Tokyo Ohka Kogyo Co., Ltd. (a)	3,800	92,972
Toyo Ink SC Holdings Co., Ltd.	16,000	66,595
Toyobo Co., Ltd.	82,000	154,264
Zeon Corp.	14,000	89,931

		2,602,043

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Aeon Delight Co., Ltd. (a)	2,500	67,867

Asukanet Co., Ltd. (a)	800	8,648
Daiseki Co., Ltd.	6,093	117,358
Duskin Co., Ltd.	4,800	80,803
Itoki Corp.	2,500	13,744
Kokuyo Co., Ltd.	8,300	117,878
Kyodo Printing Co., Ltd.	10,000	30,607
Mitsubishi Pencil Co., Ltd.	1,200	55,912
Nippon Parking Development Co., Ltd. (a)	13,600	16,306
Nissha Printing Co., Ltd. (a)	3,800	69,377
Okamura Corp.	8,684	85,917
Oyo Corp.	1,100	12,052
Pilot Corp.	3,600	154,050
Prestige International, Inc.	900	13,344
Relia, Inc.	5,744	59,685
Sato Holdings Corp.	3,100	57,504
Toppan Forms Co., Ltd.	5,800	59,532

		1,020,584

COMMUNICATIONS EQUIPMENT — 0.5%
Denki Kogyo Co., Ltd.	11,303	49,028
Hitachi Kokusai Electric, Inc. (a)	7,834	129,968
Icom, Inc.	2,500	48,933
Japan Radio Co., Ltd.	3,000	7,545

		235,474

CONSTRUCTION & ENGINEERING — 5.9%
Chiyoda Corp.	16,000	104,806
Chudenko Corp.	3,000	60,240
COMSYS Holdings Corp.	9,600	154,775
Daiho Corp.	7,000	31,114
Fudo Tetra Corp. (a)	9,700	14,561
Hazama Ando Corp. (a)	17,000	93,791
Hibiya Engineering, Ltd.	1,000	14,680
Kandenko Co., Ltd.	10,000	81,782
Kumagai Gumi Co., Ltd.	43,000	121,133
Kyowa Exeo Corp.	9,876	122,644
Kyudenko Corp. (a)	4,257	125,731
Maeda Corp.	11,158	87,010
Maeda Road Construction Co., Ltd.	8,000	135,764
Mirait Holdings Corp. (a)	7,100	69,484
Mitsubishi Kakoki Kaisha, Ltd.	11,000	19,193
Nichireki Co., Ltd.	1,800	11,159
Nippo Corp.	6,000	101,764
Nippon Densetsu Kogyo Co., Ltd.	3,700	61,745
Nippon Koei Co., Ltd. (a)	6,000	18,130
Nippon Road Co., Ltd.	10,000	38,308
Nishimatsu Construction Co., Ltd.	32,000	148,474
Okumura Corp.	24,000	131,943
OSJB Holdings Corp.	32,200	58,694
Penta-Ocean Construction Co., Ltd.	30,600	160,770
Raito Kogyo Co., Ltd.	2,700	28,082
Sanki Engineering Co., Ltd.	6,396	50,500
Seikitokyu Kogyo Co., Ltd.	11,600	54,500
SHO-BOND Holdings Co., Ltd. (a)	2,100	94,980
Sumitomo Mitsui Construction Co., Ltd.	100,400	84,164
Taihei Dengyo Kaisha, Ltd.	3,000	30,354
Taikisha, Ltd.	3,800	93,824
Tekken Corp. (a)	11,000	31,416
Toa Corp.	25,000	39,478
TOA ROAD Corp.	12,000	31,114

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Tobishima Corp. (a)	21,900	$36,290
Toda Corp.	26,000	111,512
Tokyu Construction Co., Ltd.	9,122	82,604
Toshiba Plant Systems & Services Corp.	4,900	79,812
Totetsu Kogyo Co., Ltd. (a)	3,600	99,027
Toyo Construction Co., Ltd.	12,900	58,093
Toyo Engineering Corp.	15,000	49,420
Yahagi Construction Co., Ltd. (a)	1,900	15,205
Yokogawa Bridge Holdings Corp.	2,300	22,733
Yurtec Corp.	3,000	20,382

		3,081,185

CONSTRUCTION MATERIALS — 0.4%
Sumitomo Osaka Cement Co., Ltd.	48,000	205,400

CONSUMER FINANCE — 0.8%
Aiful Corp. (b)	33,200	97,085
Hitachi Capital Corp.	5,700	112,011
J Trust Co., Ltd. (a)	8,500	62,141
Jaccs Co., Ltd.	13,000	56,389
Orient Corp. (b)	59,700	107,657

		435,283

CONTAINERS & PACKAGING — 0.8%
FP Corp.	2,900	139,926
Fuji Seal International, Inc.	2,970	104,076
Pack Corp.	2,300	58,716
Rengo Co., Ltd.	20,000	129,058

		431,776

DISTRIBUTORS — 0.6%
Arata Corp.	1,100	23,911
Canon Marketing Japan, Inc.	6,700	121,670
Doshisha Co., Ltd.	3,400	64,957
PALTACCorp.	4,000	80,749

		291,287

DIVERSIFIED CONSUMER SERVICES — 0.1%
JP-Holdings, Inc. (a)	2,900	7,887
Meiko Network Japan Co., Ltd.	4,600	55,914

		63,801

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Century Tokyo Leasing Corp.	3,100	99,264
Financial Products Group Co., Ltd. (a)	4,000	40,667
Fuyo General Lease Co., Ltd. (a)	2,300	92,592
IBJ Leasing Co., Ltd.	3,000	51,496
Japan Securities Finance Co., Ltd.	12,319	46,351
KK daVinci Holdings (b) (f)	262	—
Ricoh Leasing Co., Ltd.	2,467	62,643

		393,013

ELECTRIC UTILITIES — 0.2%
Okinawa Electric Power Co., Inc.	3,700	77,361

ELECTRICAL EQUIPMENT — 1.9%
Daihen Corp. (a)	11,971	51,926
Fujikura, Ltd.	32,000	145,979
Furukawa Electric Co., Ltd.	74,000	170,231
Futaba Corp.	3,000	56,731
GS Yuasa Corp.	34,000	129,252
Idec Corp.	7,400	65,135
Nippon Carbon Co., Ltd. (a)	18,000	33,688
Nissin Electric Co., Ltd.	2,500	36,748

Nitto Kogyo Corp.	3,400	41,858
Sinfonia Technology Co., Ltd.	33,826	54,734
SWCC Showa Holdings Co., Ltd. (a) (b)	46,075	25,151
Tatsuta Electric Wire and Cable Co., Ltd.	5,500	15,386
Toyo Tanso Co., Ltd.	1,900	24,280
Ushio, Inc.	11,200	130,461

		981,560

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Ai Holdings Corp. (a)	5,000	116,337
Amano Corp. (a)	6,732	116,542
Anritsu Corp.	18,800	107,936
Arisawa Manufacturing Co., Ltd.	1,500	7,603
Azbil Corp.	6,000	175,748
Canon Electronics, Inc.	2,900	39,858
Daiwabo Holdings Co., Ltd.	18,635	39,417
DDS, Inc. (b)	2,500	8,066
Enplas Corp.	1,100	28,832
Horiba, Ltd. (a)	4,100	179,043
Hosiden Corp.	10,795	66,607
Iriso Electronics Co., Ltd. (a)	1,000	55,464
Japan Aviation Electronics Industry, Ltd.	8,000	108,705
Japan Cash Machine Co., Ltd. (a)	2,424	19,139
Japan Display, Inc. (a) (b)	41,000	65,942
Kaga Electronics Co., Ltd.	1,000	11,268
Koa Corp.	5,291	37,133
Macnica Fuji Electronics Holdings, Inc.	2,500	25,685
Maruwa Co., Ltd.	1,000	29,233
Mitsumi Electric Co., Ltd. (a) (b)	12,300	49,157
Nichicon Corp.	6,700	43,169
Nihon Dempa Kogyo Co., Ltd. (a)	2,895	24,014
Nippon Chemi-Con Corp. (a)	12,432	15,027
Nippon Signal Co., Ltd.	8,100	62,769
Nohmi Bosai, Ltd.	1,000	13,315
Oki Electric Industry Co., Ltd.	99,000	131,241
Optex Co., Ltd.	2,500	63,993
Ryosan Co., Ltd.	3,596	85,492
Ryoyo Electro Corp.	5,604	73,198
Sanshin Electronics Co., Ltd. (a)	4,400	35,512
Shinko Shoji Co., Ltd. (a)	1,100	10,422
Siix Corp. (a)	2,200	75,163
SMK Corp.	5,000	17,058
Tabuchi Electric Co., Ltd.	1,000	3,421
Tachibana Eletech Co., Ltd.	4,600	47,888
Taiyo Yuden Co., Ltd. (a)	11,500	99,093
Tamura Corp.	7,000	19,924
Topcon Corp. (a)	8,200	80,090
Toyo Corp.	5,800	55,122

		2,243,626

ENERGY EQUIPMENT & SERVICES — 0.2%
Japan Drilling Co., Ltd.	1,100	23,482
Modec, Inc.	3,000	45,736
Shinko Plantech Co., Ltd.	8,086	60,217

		129,435

FOOD & STAPLES RETAILING — 3.8%
Ain Holdings, Inc.	2,500	193,245
Arcs Co., Ltd.	3,300	78,358
Axial Retailing, Inc.	1,600	55,054

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Belc Co., Ltd.	1,100	$45,730
Cawachi, Ltd.	3,035	72,303
Cocokara fine, Inc.	1,800	92,641
Cosmos Pharmaceutical Corp.	1,000	201,189
Create SD Holdings Co., Ltd.	3,200	90,270
Daikokutenbussan Co., Ltd.	1,100	51,842
Heiwado Co., Ltd.	2,700	52,242
Kato Sangyo Co., Ltd.	3,000	70,241
Kobe Bussan Co., Ltd. (a)	1,000	20,392
Kusuri No Aoki Co., Ltd. (a)	2,000	129,642
Life Corp.	800	21,484
Ministop Co., Ltd. (a)	2,794	45,373
Okuwa Co., Ltd.	2,000	20,840
San-A Co., Ltd.	1,900	93,342
Sogo Medical Co., Ltd.	500	18,423
United Super Markets Holdings, Inc.	6,500	66,337
UNY Group Holdings Co., Ltd.	23,500	197,227
Valor Holdings Co., Ltd.	4,500	119,178
Welcia Holdings Co., Ltd.	1,800	113,169
Yaoko Co., Ltd.	1,800	81,236
Yokohama Reito Co., Ltd. (a)	6,680	66,872

		1,996,630

FOOD PRODUCTS — 4.9%
Ariake Japan Co., Ltd.	2,764	164,078
Dydo Drinco, Inc.	1,000	53,611
Fuji Oil Holdings, Inc.	6,500	120,382
Fujicco Co., Ltd.	3,057	88,084
Hokuto Corp.	3,621	66,462
House Foods Group, Inc.	5,800	133,990
Itoham Yonekyu Holdings, Inc. (a) (b)	10,000	102,447
J-Oil Mills, Inc.	9,000	29,740
Kagome Co., Ltd. (a)	6,600	174,280
Kameda Seika Co., Ltd.	1,000	57,023
Key Coffee, Inc. (a)	2,900	53,511
Kyokuyo Co., Ltd.	25,000	63,359
Marudai Food Co., Ltd.	20,417	97,120
Maruha Nichiro Corp.	5,600	152,077
Megmilk Snow Brand Co., Ltd.	4,900	170,752
Mitsui Sugar Co., Ltd.	14,497	68,535
Morinaga & Co., Ltd.	17,000	106,385
Morinaga Milk Industry Co., Ltd.	24,000	166,566
Nichirei Corp.	24,000	219,670
Nippon Flour Mills Co., Ltd.	11,000	85,564
Nippon Suisan Kaisha, Ltd.	26,375	134,716
Nisshin Oillio Group, Ltd.	13,000	59,684
Prima Meat Packers, Ltd.	10,000	30,120
S Foods, Inc. (a)	1,800	48,233
Sakata Seed Corp. (a)	3,500	75,636
Showa Sangyo Co., Ltd.	11,000	46,642

		2,568,667

GAS UTILITIES — 0.3%
Saibu Gas Co., Ltd. (a)	29,000	70,387
Shizuoka Gas Co., Ltd.	9,919	69,517

		139,904

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
CYBERDYNE, Inc. (a) (b)	8,600	192,304
Eiken Chemical Co., Ltd.	2,800	60,973
Fukuda Denshi Co., Ltd.	786	45,586

Hogy Medical Co., Ltd. (a)	1,100	76,450
Jeol, Ltd.	7,000	26,679
Mani, Inc. (a)	1,300	22,036
Nagaileben Co., Ltd.	1,300	31,173
Nakanishi, Inc.	2,900	85,510
Nihon Kohden Corp.	7,800	217,828
Nikkiso Co., Ltd.	7,100	45,608
Nipro Corp. (a)	12,600	155,489
Paramount Bed Holdings Co., Ltd.	2,500	126,474

		1,086,110

HEALTH CARE PROVIDERS & SERVICES — 1.0%
A/S One Corp.	2,300	92,256
BML, Inc.	900	41,144
NichiiGakkan Co., Ltd. (a)	5,100	34,500
Ship Healthcare Holdings, Inc.	4,500	139,049
Toho Holdings Co., Ltd. (a)	5,300	127,140
Tokai Corp.	1,300	39,093
Tsukui Corp.	1,200	21,183
Vital KSK Holdings, Inc.	1,300	12,266

		506,631

HOTELS, RESTAURANTS & LEISURE — 4.6%
Accordia Golf Co., Ltd. (a)	10,200	106,583
Colowide Co., Ltd. (a)	8,800	158,690
Create Restaurants Holdings, Inc.	6,700	61,129
Doutor Nichires Holdings Co., Ltd.	3,375	58,756
Fuji Kyuko Co., Ltd.	4,000	55,951
Hiday Hidaka Corp.	1,000	24,242
HIS Co., Ltd. (a)	4,800	154,167
Kisoji Co., Ltd. (a)	3,900	85,345
KNT-CT Holdings Co., Ltd. (b)	10,000	13,841
Kura Corp.	900	52,812
Kyoritsu Maintenance Co., Ltd. (a)	1,500	99,571
Matsuya Foods Co., Ltd.	2,500	66,113
McDonald’s Holdings Co., Japan, Ltd. (a)	5,600	152,568
Monogatari Corp.	1,200	60,942
MOS Food Services, Inc.	2,914	82,969
Ohsho Food Service Corp.	1,200	43,162
Plenus Co., Ltd. (a)	2,700	43,820
Ringer Hut Co., Ltd.	3,600	82,920
Round One Corp.	7,500	60,094
Royal Holdings Co., Ltd. (a)	3,900	69,340
Sagami Chain Co., Ltd. (a)	5,600	65,940
Saizeriya Co., Ltd.	3,600	64,041
Sato Restaurant Systems Co., Ltd. (a)	7,500	59,655
Skylark Co., Ltd. (a)	12,000	151,594
St Marc Holdings Co., Ltd. (a)	2,700	81,455
Tokyo Dome Corp.	23,085	104,185
Tokyotokeiba Co., Ltd. (a)	11,000	21,552
Toridoll.corp.	2,800	74,729
Yoshinoya Holdings Co., Ltd. (a)	7,700	105,154
Zensho Holdings Co., Ltd.	10,146	148,150

		2,409,470

HOUSEHOLD DURABLES — 2.2%
Alpine Electronics, Inc.	5,500	53,290
Chofu Seisakusho Co., Ltd. (a)	2,800	67,523
Clarion Co., Ltd.	13,000	31,680
Foster Electric Co., Ltd. (a)	2,900	45,172
Fujitsu General, Ltd.	10,000	220,587

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Janome Sewing Machine Co., Ltd. (b)	2,900	$15,971
JVC Kenwood Corp. (a)	14,600	29,744
PanaHome Corp. (a)	9,000	70,796
Pioneer Corp. (a) (b)	38,800	67,320
Pressance Corp. (a)	1,200	45,151
Sangetsu Co., Ltd.	7,200	134,469
Starts Corp., Inc.	4,000	79,072
Sumitomo Forestry Co., Ltd.	14,000	188,322
Tamron Co., Ltd. (a)	2,400	31,956
Token Corp.	780	61,053
Zojirushi Corp.	1,500	28,307

		1,170,413

HOUSEHOLD PRODUCTS — 0.2%
Earth Chemical Co., Ltd.	2,000	96,111

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd.	3,980	43,994
TOKAI Holdings Corp.	10,400	66,197

		110,191

INSURANCE — 0.1%
Anicom Holdings, Inc.	1,000	27,888

INTERNET & CATALOG RETAIL — 0.4%
ASKUL Corp. (a)	3,000	110,245
Belluna Co., Ltd.	7,800	43,565
Senshukai Co., Ltd. (a)	7,924	52,214

		206,024

INTERNET SOFTWARE & SERVICES — 1.5%
Access Co., Ltd. (b)	2,700	15,791
Ateam, Inc. (a)	1,500	25,865
COOKPAD, Inc.	4,800	58,205
CROOZ, Inc. (a)	800	15,448
Dip Corp. (a)	3,200	85,310
F@N Communications, Inc. (a)	4,900	37,780
GMO internet, Inc. (a)	7,600	78,304
Gree, Inc. (a) (b)	10,000	56,341
Gurunavi, Inc. (a)	2,400	69,130
Infomart Corp.	2,600	23,671
Internet Initiative Japan, Inc.	3,000	61,146
Mixi, Inc.	4,700	192,187
SMS Co., Ltd.	1,600	35,029
UNITED, Inc.	1,000	12,701
V-Cube, Inc. (a) (b)	1,500	14,475

		781,383

IT SERVICES — 1.7%
Digital Garage, Inc. (a)	3,600	83,377
DTS Corp.	3,432	63,461
GMO Payment Gateway, Inc. (a)	1,500	84,804
Ines Corp.	7,560	74,207
Information Services International-Dentsu, Ltd.	1,900	29,521
Itochu Techno-Solutions Corp.	5,700	122,012
LAC Co., Ltd.	1,000	8,870
NEC Networks & System Integration Corp.	3,100	54,693
NET One Systems Co., Ltd. (a)	10,500	60,284
Nihon Unisys, Ltd.	4,600	56,497
NS Solutions Corp.	4,800	73,598
TKC Corp.	1,600	41,797

Transcosmos, Inc.	3,967	112,255

		865,376

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Fields Corp.	2,900	35,646
Heiwa Corp.	6,200	125,039
Mars Engineering Corp.	3,300	68,033
Mizuno Corp. (a)	8,000	37,431
Tomy Co., Ltd. (a)	9,800	82,248

		348,397

LIFE SCIENCES TOOLS & SERVICES — 0.1%
CMIC Holdings Co., Ltd. (a)	800	12,329
EPS Holdings, Inc.	3,800	47,560
Medinet Co., Ltd. (a) (b)	5,600	7,587

		67,476

MACHINERY — 6.6%
Aida Engineering, Ltd.	6,000	48,777
Anest Iwata Corp.	6,600	56,614
Asahi Diamond Industrial Co., Ltd. (a)	4,942	37,960
Bando Chemical Industries, Ltd.	12,000	57,783
CKD Corp.	7,705	56,854
Daifuku Co., Ltd.	8,481	150,292
DMG Mori Co., Ltd. (a)	11,600	109,905
Fuji Machine Manufacturing Co., Ltd.	8,742	78,652
Fujitec Co., Ltd.	8,700	74,458
Furukawa Co., Ltd.	39,280	54,752
Glory, Ltd.	6,600	178,269
Harmonic Drive Systems, Inc. (a)	2,000	56,536
Hitachi Koki Co., Ltd.	5,100	30,275
Hitachi Zosen Corp.	18,000	86,324
Hosokawa Micron Corp.	10,000	51,369
Iseki & Co., Ltd. (a)	17,000	36,953
Japan Steel Works, Ltd.	40,000	181,304
Juki Corp.	3,800	33,670
Kato Works Co., Ltd.	11,000	42,031
Kitz Corp.	8,402	39,639
Komori Corp.	6,740	74,765
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,840	35,784
Makino Milling Machine Co., Ltd. (a)	11,739	59,158
Meidensha Corp.	20,000	64,529
METAWATER Co., Ltd.	1,500	40,618
Mitsuboshi Belting, Ltd.	9,000	69,919
Mitsui Engineering & Shipbuilding Co., Ltd.	70,000	95,526
Miura Co., Ltd. (a)	8,000	177,873
Morita Holdings Corp.	5,700	74,785
Nachi-Fujikoshi Corp. (a)	14,418	43,427
Namura Shipbuilding Co., Ltd.	3,800	20,743
Nihon Trim Co., Ltd.	500	34,506
Nippon Thompson Co., Ltd.	10,511	31,659
Nitta Corp.	2,700	60,690
Obara Group, Inc. (a)	1,000	36,992
Oiles Corp.	2,900	45,426
OKUMA Corp.	13,192	85,512
OSG Corp. (a)	8,600	142,174
Ryobi, Ltd.	10,723	44,109
Shibuya Kogyo Co., Ltd.	1,100	18,024
Shima Seiki Manufacturing, Ltd.	4,400	84,406
Shinmaywa Industries, Ltd.	10,000	61,507

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Sintokogio, Ltd.	6,319	$46,997
Sodick Co., Ltd.	5,500	42,031
Star Micronics Co., Ltd.	4,569	47,699
Tadano, Ltd.	9,913	81,747
Takeuchi Manufacturing Co., Ltd.	2,800	35,727
Takuma Co., Ltd.	7,000	61,819
Teikoku Sen-I Co., Ltd.	1,400	17,508
Tocalo Co., Ltd.	2,800	45,088
Toshiba Machine Co., Ltd.	15,009	45,061
Tsubakimoto Chain Co. (a)	10,124	61,776
Tsugami Corp. (a)	10,000	37,625
Tsukishima Kikai Co., Ltd.	4,900	45,661
Tsurumi Manufacturing Co., Ltd.	1,000	12,019
YAMABIKO Corp.	1,500	10,776

		3,456,083

MARINE — 0.1%
Iino Kaiun Kaisha, Ltd.	14,006	51,333

MEDIA — 2.3%
Adways, Inc. (a)	1,600	15,144
Amuse, Inc. (a)	800	14,754
Asatsu-DK, Inc.	2,700	63,506
Avex Group Holdings, Inc.	4,592	51,654
Daiichikosho Co., Ltd.	4,481	187,600
Kadokawa Dwango (b)	4,800	62,883
Next Co., Ltd. (a)	4,900	43,369
Septeni Holdings Co., Ltd.	1,200	43,688
Shochiku Co., Ltd. (a)	12,243	127,096
SKY Perfect JSAT Holdings, Inc.	19,300	88,608
Toei Co., Ltd.	11,000	103,041
Tokyo Broadcasting System Holdings, Inc.	8,100	108,484
TV Asahi Holdings Corp.	6,700	108,282
Tv Tokyo Holdings Corp.	2,500	49,006
Usen Corp. (b)	9,180	27,113
Wowow, Inc.	2,100	48,780
Zenrin Co., Ltd.	3,724	72,309

		1,215,317

METALS & MINING — 2.7%
Aichi Steel Corp.	14,000	61,682
Asahi Holdings, Inc. (a)	5,000	72,083
Daido Steel Co., Ltd.	29,000	98,655
Godo Steel, Ltd.	15,440	22,726
Kyoei Steel, Ltd.	2,500	37,894
Maruichi Steel Tube, Ltd.	3,800	132,050
Mitsubishi Steel Manufacturing Co., Ltd.	26,000	39,029
Mitsui Mining & Smelting Co., Ltd.	65,000	107,077
Nippon Denko Co., Ltd.	18,600	28,284
Nippon Light Metal Holdings Co., Ltd. (a)	55,000	121,162
Nippon Yakin Kogyo Co., Ltd. (a)	14,300	16,448
Nisshin Steel Co., Ltd.	6,700	84,901
OSAKA Titanium Technologies Co., Ltd. (a)	2,900	35,137
Pacific Metals Co., Ltd. (a) (b)	10,000	27,098
Sanyo Special Steel Co., Ltd.	13,750	60,849
Toho Titanium Co., Ltd.	4,800	30,319
Toho Zinc Co., Ltd.	15,796	47,423
Tokyo Steel Manufacturing Co., Ltd. (a)	8,900	48,408

Tokyo Tekko Co., Ltd.	4,000	14,153
Topy Industries, Ltd.	22,000	44,819
Toyo Kohan Co., Ltd.	3,000	7,106
UACJ Corp. (a)	29,000	68,126
Yamato Kogyo Co., Ltd.	4,700	106,012
Yodogawa Steel Works, Ltd.	3,300	79,999

		1,391,440

MULTILINE RETAIL — 0.7%
Fuji Co., Ltd.	2,400	57,807
Izumi Co., Ltd.	3,000	116,239
Matsuya Co., Ltd. (a)	4,308	29,479
Seria Co., Ltd.	1,700	140,355

		343,880

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Energy Holdings Co., Ltd.	6,500	78,819
Idemitsu Kosan Co., Ltd. (a)	6,100	131,525
Itochu Enex Co., Ltd.	7,104	62,460
Japan Petroleum Exploration Co., Ltd.	3,500	69,939
Nippon Gas Co., Ltd.	2,700	58,374
San-Ai Oil Co., Ltd.	3,600	20,353

		421,470

PAPER & FOREST PRODUCTS — 0.4%
Daio Paper Corp. (a)	9,240	100,065
Hokuetsu Kishu Paper Co., Ltd.	12,400	84,971
Mitsubishi Paper Mills, Ltd. (b)	14,000	9,689
Tokushu Tokai Paper Co., Ltd.	8,000	27,059

		221,784

PERSONAL PRODUCTS — 1.2%
Aderans Co., Ltd.	3,604	17,741
Ci:z Holdings Co., Ltd.	3,800	83,082
euglena Co., Ltd. (a) (b)	5,800	80,563
Fancl Corp. (a)	5,400	74,586
Mandom Corp.	2,645	121,048
Milbon Co., Ltd.	800	35,910
Noevir Holdings Co., Ltd.	1,700	51,701
Pola Orbis Holdings, Inc.	2,000	186,178

		650,809

PHARMACEUTICALS — 2.7%
ASKA Pharmaceutical Co., Ltd.	1,600	26,716
Daito Pharmaceutical Co., Ltd.	2,000	54,606
JCR Pharmaceuticals Co., Ltd.	1,000	29,389
Kissei Pharmaceutical Co., Ltd.	2,900	57,836
KYORIN Holdings, Inc.	5,500	107,169
Mochida Pharmaceutical Co., Ltd.	1,900	152,793
Nichi-iko Pharmaceutical Co., Ltd.	4,765	96,378
Seikagaku Corp.	4,600	71,159
Sosei Group Corp. (a) (b)	1,300	239,497
Sumitomo Dainippon Pharma Co., Ltd. (a)	12,400	213,576
Torii Pharmaceutical Co., Ltd.	1,700	39,405
Towa Pharmaceutical Co., Ltd.	900	46,759
Tsumura & Co. (a)	7,200	194,475
ZERIA Pharmaceutical Co., Ltd.	4,200	60,468

		1,390,226

PROFESSIONAL SERVICES — 1.6%
Benefit One, Inc.	1,000	29,633

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

en-japan, Inc.	2,000	$36,885
Funai Soken Holdings, Inc.	4,200	56,701
Meitec Corp.	3,844	129,832
Nihon M&A Center, Inc.	3,100	199,737
Nomura Co., Ltd.	5,800	86,274
Outsourcing, Inc.	2,000	91,529
Tanseisha Co., Ltd.	1,800	13,229
TechnoPro Holdings, Inc.	4,800	148,552
Weathernews, Inc.	1,200	42,051
Yumeshin Holdings Co., Ltd.	1,000	6,463

		840,886

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.6%
Daibiru Corp.	8,026	68,611
Daikyo, Inc.	30,352	43,787
Goldcrest Co., Ltd.	2,909	45,596
Heiwa Real Estate Co., Ltd.	6,100	77,001
Kabuki-Za Co., Ltd.	1,000	48,640
Kenedix, Inc. (a)	25,700	95,696
Leopalace21 Corp.	28,700	200,024
NTT Urban Development Corp.	12,400	131,990
Open House Co., Ltd.	3,800	102,677
Raysum Co., Ltd.	1,100	7,559
Relo Holdings, Inc.	1,300	228,599
Shinoken Group Co., Ltd.	1,100	29,379
Sumitomo Real Estate Sales Co., Ltd.	1,100	21,466
Sun Frontier Fudousan Co., Ltd.	1,100	11,140
Takara Leben Co., Ltd. (a)	11,800	89,601
TOC Co., Ltd.	8,000	64,958
Tosei Corp. (a)	7,900	56,368
Unizo Holdings Co., Ltd. (a)	1,300	51,194

		1,374,286

ROAD & RAIL — 1.6%
Fukuyama Transporting Co., Ltd. (a)	11,000	57,901
Hamakyorex Co., Ltd.	3,800	69,859
Hitachi Transport System, Ltd.	6,500	106,126
Nikkon Holdings Co., Ltd.	5,400	96,325
Nishi-Nippon Railroad Co., Ltd.	23,000	119,047
Sankyu, Inc.	28,830	153,719
Seino Holdings Co., Ltd.	15,000	136,709
Senko Co., Ltd.	10,800	64,743
Trancom Co., Ltd.	700	46,125

		850,554

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Advantest Corp.	20,700	229,014
Ferrotec Corp.	2,300	32,284
Lasertec Corp. (a)	3,900	47,215
Micronics Japan Co., Ltd. (a)	3,400	29,861
Renesas Electronics Corp. (b)	2,700	15,238
Sanken Electric Co., Ltd. (a)	12,000	36,846
SCREEN Holdings Co., Ltd. (a)	24,000	258,739
Shindengen Electric Manufacturing Co., Ltd.	7,000	21,971
Shinko Electric Industries Co., Ltd. (a)	8,700	42,147
Tokyo Seimitsu Co., Ltd.	5,100	117,669
Ulvac, Inc.	3,802	115,442
UT Group Co., Ltd. (b)	1,700	6,877

		953,303

SOFTWARE — 2.0%
Broadleaf Co., Ltd.	2,400	21,990
Capcom Co., Ltd.	5,300	121,716
COLOPL, Inc.	4,800	94,278
Fuji Soft, Inc. (a)	2,874	67,627
GungHo Online Entertainment, Inc. (a)	48,800	131,288
Justsystems Corp.	2,300	19,034
KLab, Inc. (a) (b)	3,600	22,528
Koei Tecmo Holdings Co., Ltd.	6,700	122,192
Marvelous, Inc. (a)	1,800	14,651
NSD Co., Ltd.	7,200	114,257
OBIC Business Consultants Co., Ltd. (a)	1,300	57,973
Oracle Corp. Japan	4,400	233,746

		1,021,280

SPECIALTY RETAIL — 4.0%
Adastria Co., Ltd.	3,700	145,706
AOKI Holdings, Inc. (a)	4,600	47,350
Arcland Sakamoto Co., Ltd.	4,400	48,593
AT-Group Co., Ltd.	1,000	20,002
Autobacs Seven Co., Ltd.	5,688	80,394
Bic Camera, Inc.	8,600	78,799
Chiyoda Co., Ltd.	2,713	59,660
DCM Holdings Co., Ltd. (a)	10,800	92,114
EDION Corp. (a)	8,650	71,079
Geo Holdings Corp. (a)	4,800	64,287
Gulliver International Co., Ltd. (a)	7,600	61,932
Hikari Tsushin, Inc.	2,100	175,426
Honeys Co., Ltd.	2,500	27,317
Jin Co., Ltd. (a)	1,000	39,039
Joshin Denki Co., Ltd.	8,000	67,063
Joyful Honda Co., Ltd. (a)	2,500	56,536
K’s Holdings Corp. (a)	9,800	182,168
Kohnan Shoji Co., Ltd.	4,800	88,523
Komeri Co., Ltd. (a)	4,230	109,719
Laox Co., Ltd. (a) (b)	2,500	17,107
Pal Co., Ltd. (a)	1,600	37,508
Sac’s Bar Holdings, Inc.	2,700	26,345
Sanrio Co., Ltd. (a)	5,200	92,251
Shimachu Co., Ltd.	6,100	132,358
T-Gaia Corp.	3,300	46,192
United Arrows, Ltd.	2,529	73,215
VT Holdings Co., Ltd.	10,500	47,695
Xebio Holdings Co., Ltd.	3,561	50,018
Yellow Hat, Ltd.	1,000	22,078

		2,060,474

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Eizo Corp.	2,800	74,428
Hitachi Maxell, Ltd.	4,700	63,635
Japan Digital Laboratory Co., Ltd.	3,700	50,132
Riso Kagaku Corp. (a)	3,700	48,509
Roland DG Corp.	1,000	17,740
Toshiba TEC Corp. (b)	16,000	56,458
Wacom Co., Ltd. (a)	16,400	63,624

		374,526

TEXTILES,APPAREL & LUXURY GOODS — 1.3%
Descente, Ltd.	4,000	42,889
Fujibo Holdings, Inc.	8,000	19,183

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Gunze, Ltd.	18,348	$51,150
Japan Wool Textile Co., Ltd.	8,370	57,682
Kurabo Industries, Ltd.	24,000	42,343
Onward Holdings Co., Ltd.	14,000	87,065
Sanyo Shokai, Ltd. (a)	12,516	23,424
Seiko Holdings Corp.	15,649	46,677
Seiren Co., Ltd.	7,400	69,319
TSI Holdings Co., Ltd.	10,500	56,906
Unitika, Ltd. (b)	67,084	35,965
Wacoal Holdings Corp.	11,000	108,081
Yondoshi Holdings, Inc. (a)	2,800	56,251

		696,935

TRADING COMPANIES & DISTRIBUTORS — 2.7%
Hanwa Co., Ltd.	23,032	118,988
Inaba Denki Sangyo Co., Ltd. (a)	2,863	97,257
Inabata & Co., Ltd.	7,475	67,252
Iwatani Corp.	21,422	121,111
Japan Pulp & Paper Co., Ltd. (a)	16,000	51,311
Kanamoto Co., Ltd.	2,500	48,226
Kanematsu Corp.	46,000	72,190
Kuroda Electric Co., Ltd. (a)	5,500	93,820
Mitani Corp.	1,000	27,147
MonotaRO Co., Ltd. (a)	6,600	215,840
Nagase & Co., Ltd.	8,500	93,128
Nippon Steel & Sumikin Bussan Corp.	18,000	57,725
Nishio Rent All Co., Ltd.	1,300	26,383
Okaya & Co., Ltd.	700	41,827
Trusco Nakayama Corp.	2,400	120,479
Wakita & Co., Ltd.	5,700	37,392
Yamazen Corp.	8,600	68,153
Yuasa Trading Co., Ltd.	2,700	55,242

		1,413,471

TRANSPORTATION INFRASTRUCTURE — 0.1%
Sumitomo Warehouse Co., Ltd.	13,563	67,028

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Japan Communications, Inc. (a) (b)	13,300	29,947
Okinawa Cellular Telephone Co	1,000	29,535
WirelessGate, Inc. (a)	1,000	16,698

		76,180

TOTAL COMMON STOCKS (Cost $54,227,404)		51,310,957

SHORT-TERM INVESTMENTS — 17.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d)	9,888	9,888
State Street Navigator Securities Lending Prime Portfolio (c) (e)	8,954,320	8,954,320

TOTAL SHORT-TERM INVESTMENTS (Cost $8,964,208)		8,964,208

TOTAL INVESTMENTS — 115.6% (Cost $63,191,612)		60,275,165
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.6)%		(8,120,038)

NET ASSETS — 100.0%		$52,155,127

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	Investment of cash collateral for securities loaned.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(g)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$18,023	$—	$—	$18,023
Air Freight & Logistics	93,759	—	—	93,759
Auto Components.	1,800,436	—	—	1,800,436
Automobiles	76,332	—	—	76,332
Banks	2,729,374	—	—	2,729,374
Beverages	927,133	—	—	927,133
Biotechnology	398,143	—	—	398,143

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Building Products	$1,112,194	$—	$—		$1,112,194
Capital Markets	711,799	—	—		711,799
Chemicals	2,602,043	—	—		2,602,043
Commercial Services & Supplies	1,020,584	—	—		1,020,584
Communications Equipment	235,474	—	—		235,474
Construction & Engineering	3,081,185	—	—		3,081,185
Construction Materials	205,400	—	—		205,400
Consumer Finance	435,283	—	—		435,283
Containers & Packaging	431,776	—	—		431,776
Distributors	291,287	—	—		291,287
Diversified Consumer Services	63,801	—	—		63,801
Diversified Financial Services	393,013	—	0	(a)	393,013
Electric Utilities	77,361	—	—		77,361
Electrical Equipment.	981,560	—	—		981,560
Electronic Equipment, Instruments & Components	2,243,626	—	—		2,243,626
Energy Equipment & Services	129,435	—	—		129,435
Food & Staples Retailing.	1,996,630	—	—		1,996,630
Food Products	2,568,667	—	—		2,568,667
Gas Utilities	139,904	—	—		139,904
Health Care Equipment & Supplies	1,086,110	—	—		1,086,110
Health Care Providers & Services	506,631	—	—		506,631
Hotels, Restaurants & Leisure	2,409,470	—	—		2,409,470
Household Durables	1,170,413	—	—		1,170,413
Household Products	96,111	—	—		96,111
Industrial Conglomerates.	110,191	—	—		110,191
Insurance	27,888	—	—		27,888
Internet & Catalog Retail.	206,024	—	—		206,024
Internet Software & Services	781,383	—	—		781,383
IT Services	865,376	—	—		865,376
Leisure Equipment & Products	348,397	—	—		348,397
Life Sciences Tools & Services	67,476	—	—		67,476
Machinery	3,456,083	—	—		3,456,083
Marine.	51,333	—	—		51,333
Media	1,215,317	—	—		1,215,317
Metals & Mining	1,391,440	—	—		1,391,440
Multiline Retail	343,880	—	—		343,880
Oil, Gas & Consumable Fuels	421,470	—	—		421,470
Paper & Forest Products	221,784	—	—		221,784
Personal Products	650,809	—	—		650,809
Pharmaceuticals	1,390,226	—	—		1,390,226

See accompanying Notes to Schedule of Investments

SPDR Russell/Nomura Small Cap Japan ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Professional Services	$840,886	$—	$—	$840,886
Real Estate Management & Development	1,374,286	—	—	1,374,286
Road & Rail	850,554	—	—	850,554
Semiconductors & Semiconductor Equipment	953,303	—	—	953,303
Software	1,021,280	—	—	1,021,280
Specialty Retail	2,060,474	—	—	2,060,474
Technology Hardware, Storage & Peripherals	374,526	—	—	374,526
Textiles, Apparel & Luxury Goods	696,935	—	—	696,935
Trading Companies & Distributors	1,413,471	—	—	1,413,471
Transportation Infrastructure	67,028	—	—	67,028
Wireless Telecommunication Services	76,180	—	—	76,180
Short-Term Investments	8,964,208	—	—	8,964,208

TOTAL INVESTMENTS	$60,275,165	$—	$0	$60,275,165

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	85,999	$85,999	618,582	694,693	9,888	$9,888	$93	$—
State Street Navigator Securities Lending Prime Portfolio	14,662,395	14,662,395	26,278,627	31,986,702	8,954,320	8,954,320	76,212	—

See accompanying Notes to Schedule of Investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 3.9%
APA Group	118,354	$814,288
Challenger, Ltd.	58,054	373,049
Sonic Healthcare, Ltd.	48,330	775,509
Woolworths, Ltd.	51,574	802,218

		2,765,064

BRAZIL — 1.0%
TOTVS SA	76,300	727,336

CANADA — 19.6%
Agrium, Inc. (a)	6,734	606,096
Bank of Montreal (a)	7,444	469,728
Bank of Nova Scotia	11,795	574,991
Canadian Apartment Properties	19,569	499,660
Canadian Imperial Bank of Commerce	7,419	554,354
Canadian Western Bank (a)	24,442	463,922
Emera, Inc. (a)	22,138	828,790
Enbridge Income Fund Holdings, Inc. (a)	55,332	1,365,938
Finning International, Inc. (a)	47,996	777,574
Fortis, Inc. (a)	23,561	792,261
IGM Financial, Inc. (a)	24,154	654,113
National Bank of Canada (a)	18,220	619,960
Power Corp. of Canada	19,654	416,174
Power Financial Corp. (a)	19,596	447,387
RioCan Real Estate Investment Trust	31,442	710,090
Rogers Communications, Inc. Class B	17,573	707,683
Royal Bank of Canada (a)	8,050	473,194
Shaw Communications, Inc. Class B (a)	45,631	871,370
TELUS Corp.	27,133	869,125
TransCanada Corp. (a)	22,926	1,031,997

		13,734,407

FINLAND — 1.9%
Fortum Oyj	84,542	1,350,597

FRANCE — 4.6%
Klepierre REIT	8,444	373,827
Sanofi	6,778	564,149
Technip SA	16,297	883,802
TOTAL SA	21,808	1,050,993
Unibail-Rodamco SE	1,448	375,862

		3,248,633

GERMANY — 1.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,936	323,157
Siemens AG	6,522	665,220

		988,377

HONG KONG — 5.3%
CK Hutchison Holdings, Ltd.	44,500	484,983
CLP Holdings, Ltd.	73,500	748,458
Hysan Development Co., Ltd.	88,000	390,773
Link REIT	64,500	438,982
Sino Land Co., Ltd.	292,386	477,137
Sun Hung Kai Properties, Ltd.	28,000	335,836
Wharf Holdings, Ltd.	76,000	459,941
Wheelock & Co., Ltd.	76,000	355,120

		3,691,230

INDONESIA — 1.0%
Astra International Tbk PT	1,278,200	715,889

ITALY — 1.5%
Atlantia SpA	21,372	531,135
Hera SpA	200,743	548,172

		1,079,307

JAPAN — 0.9%
Canon, Inc. (a)	21,400	607,540

NETHERLANDS — 0.8%
Boskalis Westminster	16,972	582,432

NORWAY — 0.9%
Orkla ASA	72,483	639,687

PORTUGAL — 1.1%
EDP — Energias de Portugal SA	252,138	771,430

SINGAPORE — 2.2%
Singapore Post, Ltd. (a)	582,900	636,647
Singapore Telecommunications, Ltd.	295,100	905,537

		1,542,184

SOUTH AFRICA — 9.4%
AVI, Ltd.	147,187	834,177
Foschini Group, Ltd. (a)	120,439	1,143,122
MTN Group, Ltd.	203,530	1,986,241
Sanlam, Ltd.	97,693	402,646
SPAR Group, Ltd.	51,442	709,545
Standard Bank Group, Ltd.	80,780	704,929
Truworths International, Ltd.	132,562	776,635

		6,557,295

SPAIN — 3.2%
Abertis Infraestructuras SA (a)	55,276	810,598
Enagas SA (a)	26,799	812,934
Red Electrica Corp. SA	7,158	637,526

		2,261,058

SWEDEN — 3.2%
Castellum AB	27,532	389,615
Skanska AB Class B	34,623	716,758
Telia Co. AB	238,398	1,117,609

		2,223,982

SWITZERLAND — 2.5%
Baloise Holding AG	2,801	311,094
PSP Swiss Property AG	3,853	373,751
Sulzer AG (a)	6,495	562,696
Swiss Prime Site AG (b)	5,299	479,749

		1,727,290

THAILAND — 3.1%
Advanced Info Service PCL NVDR	277,100	1,245,925
Bangkok Bank PCL	88,000	405,692
Siam Commercial Bank PCL NVDR	129,900	513,833

		2,165,450

UNITED KINGDOM — 9.6%
Aberdeen Asset Management PLC	182,947	683,311
BAE Systems PLC	88,814	622,127
British American Tobacco PLC	11,526	746,207
Carillion PLC (a)	223,510	698,567
Close Brothers Group PLC	19,285	292,090
GlaxoSmithKline PLC	44,388	952,076
IMI PLC	59,803	773,065

See accompanying Notes to Schedule of Investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Pennon Group PLC	46,001	$581,427
Tate & Lyle PLC	81,042	724,233
UBM PLC	75,736	648,973

		6,722,076

UNITED STATES — 22.3%
AT&T, Inc. (a)	24,170	1,044,386
Chevron Corp.	8,872	930,052
CME Group, Inc.	5,301	516,317
Consolidated Edison, Inc. (a)	8,698	699,667
Entergy Corp. (a)	10,960	891,596
Helmerich & Payne, Inc. (a)	17,554	1,178,400
Mattel, Inc. (a)	32,878	1,028,753
Mercury General Corp. (a)	10,052	534,364
National Health Investors, Inc. (a)	7,910	593,962
New York Community Bancorp, Inc.	34,383	515,401
Old Republic International Corp.	19,286	372,027
People’s United Financial, Inc. (a)	24,407	357,807
PPL Corp.	19,792	747,148
RR Donnelley & Sons Co. (a)	80,171	1,356,493
Southern Co. (a)	14,429	773,827
Tupperware Brands Corp. (a)	14,578	820,450
Verizon Communications, Inc. (a)	16,178	903,379
Waddell & Reed Financial, Inc. Class A (a)	21,557	371,211
Williams Cos., Inc.	94,212	2,037,806

		15,673,046

TOTAL COMMON STOCKS (Cost $70,957,880)		69,774,310

SHORT-TERM INVESTMENTS — 17.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d)		74,792
State Street Navigator Securities Lending Prime Portfolio (d) (e)		12,277,097

TOTAL SHORT-TERM INVESTMENTS (Cost $12,351,889)		12,351,889

TOTAL INVESTMENTS — 117.0% (Cost $83,309,769)		82,126,199
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.0)%		(11,931,619)

NET ASSETS — 100.0%		$70,194,580

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,765,064	$—	$—	$2,765,064
Brazil	727,336	—	—	727,336
Canada	13,734,407	—	—	13,734,407
Finland	1,350,597	—	—	1,350,597
France	3,248,633	—	—	3,248,633
Germany	988,377	—	—	988,377
Hong Kong	3,691,230	—	—	3,691,230
Indonesia	715,889	—	—	715,889
Italy.	1,079,307	—	—	1,079,307
Japan	607,540	—	—	607,540
Netherlands	582,432	—	—	582,432

See accompanying Notes to Schedule of Investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Norway	$639,687	$—	$—	$639,687
Portugal	771,430	—	—	771,430
Singapore	1,542,184	—	—	1,542,184
South Africa.	6,557,295	—	—	6,557,295
Spain	2,261,058	—	—	2,261,058
Sweden	2,223,982	—	—	2,223,982
Switzerland	1,727,290	—	—	1,727,290
Thailand	2,165,450	—	—	2,165,450
United Kingdom.	6,722,076	—	—	6,722,076
United States	15,673,046	—	—	15,673,046
Short-Term Investments	12,351,889	—	—	12,351,889

TOTAL INVESTMENTS	$82,126,199	$—	$—	$82,126,199

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	47,526	$47,526	10,248,641	10,221,375	74,792	$74,792	$459	$—
State Street Navigator Securities Lending Prime Portfolio	10,950,786	10,950,786	67,535,612	66,209,301	12,277,097	12,277,097	66,532	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 23.2%
APA Group	2,076,603	$14,287,244
ASX, Ltd.	138,634	4,723,662
Aurizon Holdings, Ltd.	6,042,913	21,687,845
Australia & New Zealand Banking Group, Ltd.	336,285	6,039,595
Bank of Queensland, Ltd.	512,846	4,043,952
Bendigo & Adelaide Bank, Ltd.	645,391	4,613,358
Commonwealth Bank of Australia	64,063	3,547,546
CSR, Ltd.	4,107,594	11,132,992
Dexus Property Group REIT	686,560	4,611,137
Downer EDI, Ltd.	2,461,774	6,965,540
DUET Group.	8,248,873	15,355,277
Genworth Mortgage Insurance Australia, Ltd. (a)	2,041,142	4,179,544
Insurance Australia Group, Ltd.	1,276,780	5,181,262
IOOF Holdings, Ltd. (a)	835,574	4,871,578
National Australia Bank, Ltd.	297,596	5,635,033
Spark Infrastructure Group	4,017,176	7,298,502
Stockland REIT	1,238,947	4,345,069
Suncorp Group, Ltd.	549,597	4,984,420
Tatts Group, Ltd.	3,213,264	9,139,718
Telstra Corp., Ltd.	4,169,084	17,259,907
Vicinity Centres REIT	1,834,648	4,535,382
Westpac Banking Corp.	224,707	4,919,115
Woodside Petroleum, Ltd.	1,351,487	27,009,553
Woolworths, Ltd.	1,418,612	22,066,075

		218,433,306

BELGIUM — 0.7%
bpost SA	251,518	6,394,613

BRAZIL — 1.1%
Cia Energetica de Minas Gerais ADR	4,725,162	10,442,608

CANADA — 14.8%
Crescent Point Energy Corp. (a)	2,813,815	44,221,117
Enbridge Income Fund Holdings, Inc. (a)	383,105	9,457,416
Inter Pipeline, Ltd. (a)	798,811	16,853,331
Pembina Pipeline Corp. (a)	885,128	26,757,623
PrairieSky Royalty, Ltd. (a)	797,052	15,048,676
Smart Real Estate Investment Trust REIT	153,669	4,520,024
Whitecap Resources, Inc. (a)	2,971,880	22,608,897

		139,467,084

CHINA — 3.8%
Agricultural Bank of China, Ltd. Class H	11,608,000	4,234,448
Bank of China, Ltd. Class H	10,057,000	4,005,714
China Construction Bank Corp. Class H	6,858,000	4,526,062
China South City Holdings, Ltd. (a)	20,922,000	4,045,270
Country Garden Holdings Co., Ltd.	9,859,200	4,142,975
Evergrande Real Estate Group, Ltd. (a)	6,782,000	4,152,450
Huaneng Power International, Inc. Class H .	5,280,000	3,253,231
Industrial & Commercial Bank of China, Ltd. Class H	7,721,000	4,269,567
KWG Property Holding, Ltd.	5,406,000	3,128,783

		35,758,500

CZECH REPUBLIC — 0.4%
Komercni banka A/S	95,268	$3,556,271

FINLAND — 3.5%
Fortum Oyj	1,624,104	25,945,796
Orion Oyj Class B	181,497	7,016,863

		32,962,659

FRANCE — 3.3%
Electricite de France SA (a)	1,956,384	23,842,677
Fonciere Des Regions	38,307	3,404,996
ICADE	54,640	3,864,914

		31,112,587

GERMANY — 2.0%
Drillisch AG (a)	277,194	10,605,747
Freenet AG	329,779	8,453,936

		19,059,683

HONG KONG — 4.8%
New World Development Co., Ltd.	3,785,677	3,830,595
Sands China, Ltd.	7,630,800	25,524,689
SJM Holdings, Ltd. (a)	16,418,000	9,967,682
Yue Yuen Industrial Holdings, Ltd.	1,578,500	6,236,316

		45,559,282

ITALY — 3.5%
Snam SpA	2,766,212	16,471,932
Terna Rete Elettrica Nazionale SpA	2,393,155	13,277,418
UnipolSai SpA	2,055,998	3,076,696

		32,826,046

NETHERLANDS — 1.1%
Delta Lloyd NV	2,813,259	9,938,735

NEW ZEALAND — 2.5%
Fletcher Building, Ltd.	1,437,400	8,783,485
SKY Network Television, Ltd.	1,578,767	5,363,378
Spark New Zealand, Ltd.	3,812,354	9,638,813

		23,785,676

NORWAY — 1.3%
Gjensidige Forsikring ASA	167,379	2,774,332
TGS Nopec Geophysical Co. ASA	591,843	9,633,066

		12,407,398

PORTUGAL — 1.6%
EDP — Energias de Portugal SA	4,819,322	14,744,979

RUSSIA — 1.0%
Mobile TeleSystems PJSC ADR	1,091,296	9,035,931

SINGAPORE — 0.8%
CapitaLand Mall Trust REIT	2,506,900	3,967,380
United Overseas Bank, Ltd.	276,600	3,785,550

		7,752,930

SOUTH AFRICA — 5.3%
Barclays Africa Group, Ltd.	508,189	4,999,650
Coronation Fund Managers, Ltd. (a)	1,898,088	8,669,382
Growthpoint Properties, Ltd. REIT	2,412,329	4,230,018
MMI Holdings, Ltd.	3,265,658	5,048,446
MTN Group, Ltd.	778,184	7,594,268
Nedbank Group, Ltd.	328,203	4,177,333
Redefine Properties, Ltd. REIT	8,530,140	6,593,457

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Standard Bank Group, Ltd.	548,418	$4,785,785
Vodacom Group, Ltd. (a)	348,027	3,990,013

		50,088,352

SPAIN — 2.3%
Banco Bilbao Vizcaya Argentaria SA	533,401	3,000,833
Bolsas y Mercados Espanoles SHMSF SA (a)	116,293	3,235,059
Enagas SA (a)	515,921	15,650,192

		21,886,084

SWEDEN — 1.8%
Bonava AB Class B (b)	287,326	3,459,022
NCC AB Class B	284,978	6,558,796
Nordea Bank AB	370,049	3,096,589
Swedbank AB Class A	182,673	3,788,125

		16,902,532

SWITZERLAND — 2.6%
STMicroelectronics NV	2,717,124	15,817,397
Swiss Re AG	48,790	4,244,460
Zurich Insurance Group AG (b)	17,499	4,300,206

		24,362,063

THAILAND — 1.3%
Advanced Info Service PCL	22,800	102,516
Advanced Info Service PCL NVDR	1,031,669	4,638,694
BTS Group Holdings PCL NVDR	15,205,839	4,154,128
Krung Thai Bank PCL	60,800	28,202
Krung Thai Bank PCL NVDR	6,478,100	3,004,924

		11,928,464

TURKEY — 2.8%
Eregli Demir ve Celik Fabrikalari TAS	7,734,012	10,919,301
Tofas Turk Otomobil Fabrikasi A/S	470,286	3,866,104
Turkcell Iletisim Hizmetleri A/S (b)	3,218,087	11,828,693

		26,614,098

UNITED KINGDOM — 13.6%
Aberdeen Asset Management PLC	1,421,369	5,308,841
Admiral Group PLC	153,030	4,152,782
Berkeley Group Holdings PLC	328,513	11,079,911
Imperial Brands PLC	320,848	17,385,852

National Grid PLC	1,445,954	21,185,148
Old Mutual PLC	1,519,383	4,068,316
Rio Tinto PLC	935,696	28,694,235
SSE PLC	923,457	19,183,779
Vodafone Group PLC	5,389,101	16,400,249

		127,459,113

TOTAL COMMON STOCKS (Cost $984,139,054)		932,478,994

SHORT-TERM INVESTMENTS — 8.8%
UNITED STATES — 8.8%
State Street Navigator Securities Lending Prime Portfolio (c) (d)	82,819,007	82,819,007
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e)	404,257	404,257

		83,223,264

TOTAL SHORT-TERM INVESTMENTS (Cost $83,223,264)		83,223,264

TOTAL INVESTMENTS — 107.9% (Cost $1,067,362,318)		1,015,702,258
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(74,403,688)

NET ASSETS — 100.0%		$941,298,570

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Investment of cash collateral for securities loaned.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia.	$218,433,306	$—	$—	$218,433,306
Belgium	6,394,613	—	—	6,394,613
Brazil	10,442,608	—	—	10,442,608
Canada	139,467,084	—	—	139,467,084
China	35,758,500	—	—	35,758,500
Czech Republic	3,556,271	—	—	3,556,271

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Finland	$32,962,659	$—	$—	$32,962,659
France	31,112,587	—	—	31,112,587
Germany	19,059,683	—	—	19,059,683
Hong Kong	45,559,282	—	—	45,559,282
Italy	32,826,046	—	—	32,826,046
Netherlands	9,938,735	—	—	9,938,735
New Zealand.	23,785,676	—	—	23,785,676
Norway	12,407,398	—	—	12,407,398
Portugal	14,744,979	—	—	14,744,979
Russia	9,035,931	—	—	9,035,931
Singapore	7,752,930	—	—	7,752,930
South Africa	50,088,352	—	—	50,088,352
Spain	21,886,084	—	—	21,886,084
Sweden	16,902,532	—	—	16,902,532
Switzerland.	24,362,063	—	—	24,362,063
Thailand	11,928,464	—	—	11,928,464
Turkey	26,614,098	—	—	26,614,098
United Kingdom	127,459,113	—	—	127,459,113
Short-Term Investments	83,223,264	—	—	83,223,264

TOTAL INVESTMENTS	$1,015,702,258	$—	$—	$1,015,702,258

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund	1,284,078	$1,284,078	73,700,555	74,580,376	404,257	$404,257	$4,930	$—
State Street Navigator Securities Lending Prime Portfolio	153,680,936	153,680,936	438,463,978	509,325,907	82,819,007	82,819,007	1,428,814	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 6.7%
Adelaide Brighton, Ltd. (a)	8,385	$34,776
Alumina, Ltd.	62,488	60,254
Ansell, Ltd.	4,391	59,408
Aristocrat Leisure, Ltd.	14,974	153,865
AusNet Services	44,806	54,715
Bank of Queensland, Ltd.	12,106	95,460
Bendigo & Adelaide Bank, Ltd.	13,317	95,192
BGP Holdings PLC (b) (c)	31,422	—
Boral, Ltd.	22,866	105,902
Challenger, Ltd.	13,026	83,704
Coca-Cola Amatil, Ltd.	12,271	75,197
Cochlear, Ltd.	1,800	162,509
Computershare, Ltd.	13,453	91,857
Domino’s Pizza Enterprises, Ltd.	1,653	83,856
DUET Group	52,991	98,643
Flight Centre Travel Group, Ltd. (a)	1,657	38,963
Fortescue Metals Group, Ltd.	45,933	119,706
Harvey Norman Holdings, Ltd. (a)	24,962	85,685
Healthscope, Ltd.	32,849	69,954
Iluka Resources, Ltd.	12,254	59,217
Incitec Pivot, Ltd.	45,458	100,529
Medibank Pvt, Ltd.	72,002	158,157
Mirvac Group REIT	87,829	132,103
Orica, Ltd.	9,739	89,413
Platinum Asset Management, Ltd.	4,120	17,670
REA Group, Ltd. (a)	1,151	50,985
Reece, Ltd.	1,274	35,099
Santos, Ltd.	43,184	149,198
SEEK, Ltd. (a)	9,173	103,888
Spark Infrastructure Group	38,087	69,197
Star Entertainment Group, Ltd.	26,932	108,289
Tabcorp Holdings, Ltd.	23,448	79,789
Tatts Group, Ltd.	51,095	145,333
Treasury Wine Estates, Ltd.	22,439	154,216
Vocus Communications, Ltd.	15,397	97,678
Washington H Soul Pattinson & Co., Ltd. (a)	3,232	40,911

		3,161,318

AUSTRIA — 0.8%
ams AG (a)	2,039	56,406
BUWOG AG (b)	1,646	38,008
IMMOFINANZ AG (b)	33,604	71,753
Mayr Melnhof Karton AG	203	22,074
Oesterreichische Post AG (b)	859	27,680
Raiffeisen Bank International AG (b)	2,439	30,551
Telekom Austria AG (a) (b)	3,001	17,403
UNIQA Insurance Group AG	3,839	22,920
Verbund AG (a)	3,016	42,586
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,219	23,029
Wienerberger AG	2,768	38,746

		391,156

BELGIUM — 1.3%
Ackermans & van Haaren NV	678	83,005
bpost SA	1,915	48,687
Cie d’Entreprises CFE	55	4,997
Cofinimmo SA REIT	829	97,393

D’ieteren SA	457	19,714
Elia System Operator SA	712	39,803
Euronav NV	2,723	24,939
Financiere de Tubize SA	433	26,833
Galapagos NV (a) (b)	844	46,371
KBC Ancora (b)	133	4,330
Ontex Group NV	858	26,937
Sofina SA	530	69,921
Umicore SA	2,172	111,649

		604,579

CANADA — 8.2%
Air Canada (b)	8,743	59,848
Allied Properties Real Estate Investment Trust	3,680	109,604
AltaGas, Ltd. (a)	2,800	67,698
Amaya, Inc. (b)	3,607	55,048
Atco, Ltd. Class I	3,177	110,866
BlackBerry, Ltd. (a) (b)	11,322	75,585
CAE, Inc.	6,975	83,837
Canadian Apartment Properties	1,648	42,079
Canadian Real Estate Investment Trust	1,009	37,526
Canfor Corp. (b)	2,235	22,458
CCL Industries, Inc. Class B	824	142,657
Cineplex, Inc. (a)	1,769	70,259
Cominar Real Estate Investment Trust	1,882	24,404
Concordia International Corp.	487	10,436
DH Corp.	4,253	105,154
E-L Financial Corp., Ltd.	88	46,774
Eldorado Gold Corp.	19,100	85,448
Element Financial Corp. (a)	10,339	109,066
Emera, Inc. (a)	3,561	133,315
Empire Co., Ltd. Class A	4,200	62,125
Finning International, Inc. (a)	4,000	64,803
First Capital Realty, Inc. (a)	2,587	44,143
First Quantum Minerals, Ltd. (a)	18,800	131,297
Genworth MI Canada, Inc. (a)	710	18,118
H&R Real Estate Investment Trust	3,926	68,048
Hudson’s Bay Co. (a)	3,406	40,887
Industrial Alliance Insurance & Financial Services, Inc.	2,785	87,086
Kinross Gold Corp. (b)	37,114	181,183
Linamar Corp.	1,533	54,322
Lundin Mining Corp. (a) (b)	18,102	60,772
MacDonald Dettwiler & Associates, Ltd. (a)	944	61,254
Maple Leaf Foods, Inc.	2,798	59,442
Methanex Corp.	2,200	63,677
Northland Power, Inc. (a)	1,000	17,094
Peyto Exploration & Development Corp. (a)	3,800	101,474
PrairieSky Royalty, Ltd. (a)	3,776	71,292
Ritchie Bros Auctioneers, Inc. (a)	2,661	89,458
Seven Generations Energy, Ltd. Class A (b)	5,432	103,144
Silver Wheaton Corp.	10,600	248,207
Smart Real Estate Investment Trust REIT	1,578	46,415
SNC-Lavalin Group, Inc.	3,700	154,587
Stantec, Inc. (a)	2,596	62,626
Stella-Jones, Inc. (a)	800	29,636
Teck Resources, Ltd. Class B (a)	12,400	162,412
Veresen, Inc. (a)	9,139	77,056

See accompanying Notes to Schedule of Investments

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Vermilion Energy, Inc. (a)	2,700	$85,530
West Fraser Timber Co., Ltd. (a)	1,990	57,875
WestJet Airlines, Ltd.	3,137	50,919
Whitecap Resources, Inc. (a)	9,096	69,199
WSP Global, Inc. (a)	1,705	51,884

		3,868,027

CHINA — 0.0%(d)
China Traditional Chinese Medicine Co., Ltd. (a) (b)	28,000	11,044

DENMARK — 0.7%
Dfds A/S	810	35,451
GN Store Nord A/S	5,505	98,891
Sydbank A/S	2,431	60,695
Topdanmark A/S (b)	2,314	54,768
William Demant Holding A/S (b)	3,510	68,137

		317,942

FINLAND — 1.1%
Amer Sports Oyj	3,079	84,010
Cargotec Oyj (a)	1,085	43,900
Citycon Oyj	2,262	5,141
Huhtamaki Oyj	2,217	91,573
Kesko Oyj Class B	2,060	87,240
Metso Oyj (a)	3,033	70,861
Nokian Renkaat Oyj	3,748	133,368

		516,093

FRANCE — 3.7%
Air France-KLM (a) (b)	3,470	22,054
Areva SA (b)	969	3,499
BioMerieux	426	57,809
Criteo SA ADR (b)	1,348	61,900
Edenred	5,005	102,838
Elior Participations SCA (a) (e)	1,415	30,850
Eurazeo SA	933	55,454
Faurecia	1,437	45,873
Havas SA	7,826	60,634
Korian SA (a)	3,036	98,150
Lagardere SCA	3,922	85,618
Mercialys SA	2,901	61,895
Metropole Television SA	2,038	33,962
Nexity SA (b)	1,018	51,679
Orpea (a)	1,274	104,849
Plastic Omnium SA	1,831	51,454
Remy Cointreau SA	1,437	123,676
Rexel SA	6,365	80,010
Rothschild & Co	581	13,877
Rubis SCA	1,331	101,925
Sartorius Stedim Biotech	846	57,313
SEB SA	874	105,739
Somfy SA	19	6,755
Sopra Steria Group	288	29,778
SPIE SA	588	10,560
Technicolor SA	9,052	56,406
Teleperformance	1,811	154,858
Television Francaise 1	3,414	36,255
Vicat SA (a)	523	29,574
Worldline SA (b) (e)	533	15,558
XPO Logistic Europe SA	33	7,296

		1,758,098

GERMANY — 4.3%
Aareal Bank AG.	1,643	51,592
Aurubis AG	794	36,016
Carl Zeiss Meditec AG	797	32,260
CTS Eventim AG & Co. KGaA	1,575	47,987
Deutsche EuroShop AG (a)	848	38,715
DMG Mori AG	1,155	54,283
Drillisch AG (a)	1,851	70,821
Duerr AG	768	58,010
Freenet AG	4,164	106,745
Gerresheimer AG	1,153	88,371
Grand City Properties SA	1,431	29,355
GRENKE AG	155	27,035
Hella KGaA Hueck & Co	542	17,320
Jungheinrich AG Preference Shares	1,317	39,526
KION Group AG	1,129	54,479
Krones AG	399	42,022
KUKA AG	826	97,729
KWS Saat SE	64	21,174
Lanxess AG	2,011	87,756
LEG Immobilien AG (b)	1,557	145,109
Leoni AG (a)	1,193	32,611
MTU Aero Engines AG	1,546	143,912
Nordex SE (b)	1,451	40,985
Puma SE (a)	71	15,862
Rational AG	73	33,749
Rheinmetall AG	1,022	60,403
Rocket Internet SE (a) (b) (e)	1,132	21,970
Sartorius AG Preference Shares	1,028	75,775
Schaeffler AG Preference Shares	2,048	26,961
Scout24 AG (b) (e)	944	34,981
Software AG	1,652	56,059
STADA Arzneimittel AG	2,006	103,494
Stroeer SE & Co. KGaA (a)	457	20,940
Suedzucker AG	1,362	29,922
Wacker Chemie AG	157	13,685
Wirecard AG (a)	3,485	152,776

		2,010,390

HONG KONG — 2.1%
ASM Pacific Technology, Ltd.	6,100	43,600
Brightoil Petroleum Holdings, Ltd. (a)	75,000	21,848
Champion REIT	93,000	52,506
Chinese Estates Holdings, Ltd.	12,000	25,429
Dah Sing Banking Group, Ltd.	3,200	5,907
First Pacific Co., Ltd.	72,500	52,520
Genting Hong Kong, Ltd. (b)	52,999	15,370
Goldin Properties Holdings, Ltd. (b)	36,000	14,571
Great Eagle Holdings, Ltd.	4,139	16,459
Guoco Group, Ltd.	1,000	10,570
Haitong International Securities Group, Ltd. (a).	48,000	28,770
Hopewell Holdings, Ltd.	31,500	99,682
Hutchison Telecommunications Hong Kong Holdings, Ltd.	20,000	6,754
Hysan Development Co., Ltd.	14,000	62,168
Johnson Electric Holdings, Ltd.	10,000	22,300
Kerry Logistics Network, Ltd.	12,000	15,452
Kerry Properties, Ltd.	14,000	34,432
Kingston Financial Group, Ltd. (a) (b)	96,000	43,063

See accompanying Notes to Schedule of Investments

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Lifestyle International Holdings, Ltd. (a)	8,000	$13,406
Melco International Development, Ltd. (a)	33,000	30,712
Noble Group, Ltd. (a) (b)	144,000	21,398
Nord Anglia Education, Inc. (a) (b)	1,028	21,732
NWS Holdings, Ltd.	37,116	58,464
Orient Overseas International, Ltd.	5,000	16,983
Pacific Textiles Holdings, Ltd.	11,000	13,739
PCCW, Ltd.	139,807	93,710
Shangri-La Asia, Ltd.	66,000	65,932
Stella International Holdings, Ltd. (a)	17,500	30,949
VTech Holdings, Ltd.	3,300	34,689

		973,115

INDIA — 0.0%(d)
Vedanta Resources PLC (a)	1,523	8,484

IRELAND — 0.6%
COSMO Pharmaceuticals NV (b)	74	12,093
Kingspan Group PLC	3,249	70,385
Paddy Power Betfair PLC (f)	1,109	116,428
Paddy Power Betfair PLC (f)	858	90,553
Permanent TSB Group Holdings PLC (b)	1,812	3,376

		292,835

ISRAEL — 0.9%
Azrieli Group, Ltd.	714	30,332
Bezeq The Israeli Telecommunication Corp., Ltd.	57,347	113,693
Delek Group, Ltd.	124	24,107
Elbit Systems, Ltd.	443	40,100
Frutarom Industries, Ltd.	798	36,760
Israel Corp., Ltd.	75	11,784
Mizrahi Tefahot Bank, Ltd.	2,964	34,172
Nice-Systems, Ltd.	2,055	128,121
Tower Semiconductor, Ltd. (b)	1	12

		419,081

ITALY — 2.6%
A2A SpA	34,209	44,769
ACEA SpA	365	4,432
Anima Holding SpA (e)	5,400	25,256
Ansaldo STS SpA	3,535	40,215
Autogrill SpA	2,998	24,147
Azimut Holding SpA	2,791	45,239
Banca Generali SpA	1,483	29,557
Banca Popolare dell’Emilia Romagna SC	12,307	44,818
Banca Popolare di Milano Scarl	173,375	70,939
Banca Popolare di Sondrio Scarl	13,655	34,982
Brembo SpA	388	21,298
Buzzi Unicem SpA (a) (f)	36	627
Buzzi Unicem SpA (f)	3,478	34,775
Davide Campari-Milano SpA	9,107	89,843
De’ Longhi SpA	1,404	33,348
DiaSorin SpA	619	37,822
ERG SpA	255	2,901
FinecoBank Banca Fineco SpA	13,714	89,128
Hera SpA	12,429	33,940
Infrastrutture Wireless Italiane SpA (e)	2,728	12,014
Italcementi SpA (b)	5,789	67,914
Moncler SpA	4,194	65,883
Prysmian SpA	6,417	140,013
Recordati SpA	3,922	117,643

Saipem SpA (b)	148,626	59,194
Salvatore Ferragamo SpA (a)	355	7,198
Saras SpA (a)	6,975	12,080
Tod’s SpA (a)	537	28,773
Unipol Gruppo Finanziario SpA	13,794	32,273

		1,251,021

JAPAN — 33.0%
Activia Properties, Inc.	4	21,211
Advance Residence Investment Corp.	60	161,010
AEON Financial Service Co., Ltd.	5,200	111,258
Aeon Mall Co., Ltd.	1,000	13,003
Air Water, Inc.	7,000	102,144
Alfresa Holdings Corp.	8,800	182,365
Amada Holdings Co., Ltd.	11,100	111,660
Aozora Bank, Ltd.	33,000	113,871
Asahi Intecc Co., Ltd.	700	33,946
Bank of Kyoto, Ltd.	11,000	66,800
Benesse Holdings, Inc.	3,300	77,233
Brother Industries, Ltd.	4,300	45,603
Calbee, Inc.	4,700	195,165
Canon Marketing Japan, Inc.	3,300	59,927
Chugoku Bank, Ltd.	6,400	64,755
Citizen Holdings Co., Ltd.	9,700	46,897
Coca-Cola East Japan Co., Ltd.	1,000	19,076
Coca-Cola West Co., Ltd. (a)	300	8,457
COLOPL, Inc. (a)	200	3,928
COOKPAD, Inc. (a)	700	8,488
Cosmos Pharmaceutical Corp.	100	20,119
Credit Saison Co., Ltd.	3,900	65,120
CyberAgent, Inc. (a)	900	54,128
Daicel Corp.	11,200	114,959
Daiichikosho Co., Ltd. (a)	400	16,746
DeNA Co., Ltd.	2,100	48,677
DIC Corp. (a)	2,800	58,025
Disco Corp.	900	80,622
Dowa Holdings Co., Ltd.	12,000	61,176
Ezaki Glico Co., Ltd.	1,100	64,012
FamilyMart Co., Ltd. (a)	3,300	201,043
Fuji Electric Co., Ltd.	33,000	135,744
Fuji Media Holdings, Inc.	3,300	36,960
Fukuoka Financial Group, Inc. (a)	33,000	107,759
GLP J — REIT	117	148,032
GungHo Online Entertainment, Inc. (a)	5,100	13,721
Gunma Bank, Ltd.	17,000	61,312
H2O Retailing Corp.	800	10,738
Hachijuni Bank, Ltd.	14,000	60,591
Hakuhodo DY Holdings, Inc.	6,600	78,616
Hamamatsu Photonics KK (a)	6,600	183,673
Haseko Corp.	8,300	82,604
Hikari Tsushin, Inc.	300	25,061
Hirose Electric Co., Ltd. (a)	500	60,971
Hiroshima Bank, Ltd.	33,000	109,367
HIS Co., Ltd. (a)	300	9,635
Hisamitsu Pharmaceutical Co., Inc.	3,400	194,873
Hitachi Capital Corp.	3,300	64,848
Hitachi Construction Machinery Co., Ltd. (a)	3,300	47,639
Hitachi High-Technologies Corp.	300	8,132
Hokkaido Electric Power Co., Inc.	3,100	24,990

See accompanying Notes to Schedule of Investments

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Hokuhoku Financial Group, Inc.	33,000	$37,314
Hokuriku Electric Power Co.	6,300	77,683
Hoshizaki Electric Co., Ltd.	2,300	223,969
Ibiden Co., Ltd.	3,300	36,992
Idemitsu Kosan Co., Ltd. (a)	6,400	137,994
IHI Corp.	30,000	79,540
Ito En, Ltd. (a)	400	15,421
Iyo Bank, Ltd.	10,100	61,334
Izumi Co., Ltd. (a)	300	11,624
J Front Retailing Co., Ltd.	12,700	130,602
Jafco Co., Ltd.	300	7,357
Japan Airport Terminal Co., Ltd. (a)	3,000	107,613
Japan Prime Realty Investment Corp. (a)	33	141,856
Japan Retail Fund Investment Corp. REIT	77	196,722
JGC Corp.	4,000	56,653
Joyo Bank, Ltd.	33,000	122,556
JSR Corp. (a)	6,200	81,345
JTEKT Corp.	4,500	50,312
Kakaku.com, Inc. (a)	4,000	78,955
Kaken Pharmaceutical Co., Ltd.	1,000	65,211
Kamigumi Co., Ltd.	8,000	73,457
Kaneka Corp.	11,000	72,697
Kansai Paint Co., Ltd.	8,000	160,250
Kawasaki Kisen Kaisha, Ltd. (a)	28,000	65,503
Keihan Holdings Co., Ltd.	16,000	110,576
Keikyu Corp.	15,000	150,453
Keio Corp.	16,000	150,190
Keisei Electric Railway Co., Ltd.	10,000	128,083
Kewpie Corp.	3,300	104,542
Kobayashi Pharmaceutical Co., Ltd.	600	26,523
Konami Holdings Corp. (a)	4,300	163,257
Kuraray Co., Ltd. (a)	10,100	119,617
Kurita Water Industries, Ltd.	6,100	135,450
Laox Co., Ltd. (a) (b)	500	3,421
Lion Corp.	4,000	65,698
Mabuchi Motor Co., Ltd.	1,600	66,751
Marui Group Co., Ltd.	10,900	145,772
Matsumotokiyoshi Holdings Co., Ltd.	900	43,732
Medipal Holdings Corp.	9,100	148,666
Minebea Co., Ltd.	9,000	60,094
Miraca Holdings, Inc.	3,300	142,178
MISUMI Group, Inc.	9,900	176,886
Mitsubishi Gas Chemical Co., Inc.	24,000	124,223
Mitsubishi Logistics Corp.	2,000	27,722
Mitsubishi Materials Corp.	50,000	118,433
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,200	65,386
Mitsui Chemicals, Inc.	33,000	119,661
Mitsui OSK Lines, Ltd. (a)	33,000	69,480
Mixi, Inc.	1,400	57,247
MonotaRO Co., Ltd. (a)	1,400	45,784
Nabtesco Corp.	3,300	78,101
Nagoya Railroad Co., Ltd. (a)	33,000	185,603
Nankai Electric Railway Co., Ltd. (a)	22,000	123,735
NH Foods, Ltd.	9,000	218,706
NHK Spring Co., Ltd. (a)	7,100	57,165
Nifco, Inc. (a)	300	15,616
Nippon Electric Glass Co., Ltd.	12,000	49,712
Nippon Express Co., Ltd.	33,000	149,898
Nippon Prologis, Inc. REIT	48	117,438
Nippon Shinyaku Co., Ltd. (a)	1,700	88,820

Nippon Shokubai Co., Ltd.	1,600	90,925
Nippon Yusen KK	37,000	64,558
Nishi-Nippon City Bank, Ltd.	23,000	40,131
Nissan Chemical Industries, Ltd.	5,400	156,226
Nisshin Seifun Group, Inc.	7,700	122,942
Nisshinbo Holdings, Inc.	1,000	8,997
NOK Corp.	3,300	55,424
Nomura Real Estate Holdings, Inc.	3,300	57,225
Nomura Real Estate Master Fund, Inc.	102	161,764
NTN Corp.	25,000	66,283
NTT Urban Development Corp.	3,300	35,126
Obic Co., Ltd.	3,300	180,456
Oji Holdings Corp.	33,000	126,094
Orix JREIT, Inc. REIT	70	120,977
Otsuka Corp.	900	41,890
Park24 Co., Ltd.	3,300	113,067
Pigeon Corp. (a)	2,400	70,767
Pilot Corp.	700	29,954
Pola Orbis Holdings, Inc.	200	18,618
Resorttrust, Inc.	1,800	38,635
Rinnai Corp.	1,900	166,683
Sankyo Co., Ltd.	3,300	123,199
Sanrio Co., Ltd. (a)	3,300	58,544
SBI Holdings, Inc. (a)	6,600	64,913
SCSK Corp.	400	14,914
Seino Holdings Co., Ltd.	3,000	27,342
Seven Bank, Ltd. (a)	17,100	52,672
Sharp Corp. (a) (b)	38,000	40,745
Shikoku Electric Power Co., Inc.	6,300	74,060
Shimadzu Corp.	10,000	148,552
Shimamura Co., Ltd.	300	44,390
Showa Shell Sekiyu KK (a)	6,000	55,678
Skylark Co., Ltd.	1,700	21,476
Sohgo Security Services Co., Ltd.	1,800	88,605
Sojitz Corp.	38,900	91,382
Sotetsu Holdings, Inc. (a)	4,000	22,380
Square Enix Holdings Co., Ltd.	1,300	41,944
Stanley Electric Co., Ltd.	7,000	147,860
Start Today Co., Ltd.	900	47,198
Sumco Corp. (a)	3,500	22,073
Sumitomo Heavy Industries, Ltd.	33,000	142,821
Sumitomo Rubber Industries, Ltd. (a)	4,200	55,801
Sundrug Co., Ltd.	300	27,956
Suruga Bank, Ltd.	9,900	222,434
Suzuken Co., Ltd.	3,600	112,643
Taiheiyo Cement Corp.	33,000	77,522
Takashimaya Co., Ltd.	17,000	121,133
Teijin, Ltd.	28,000	91,978
Temp Holdings Co., Ltd.	2,700	46,373
THK Co., Ltd.	3,700	62,502
Tobu Railway Co., Ltd.	29,000	158,583
Toho Co., Ltd.	4,500	123,872
Toho Gas Co., Ltd. (a)	14,000	113,949
Tokyo Tatemono Co., Ltd.	8,500	101,248
Tokyu Fudosan Holdings Corp.	5,600	34,608
Tosoh Corp.	18,000	82,113
Toyo Seikan Group Holdings, Ltd. (a)	4,300	81,398
Toyo Suisan Kaisha, Ltd.	5,000	201,774
Toyo Tire & Rubber Co., Ltd.	1,900	20,520
Toyota Boshoku Corp.	3,300	68,065

See accompanying Notes to Schedule of Investments

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Trend Micro, Inc.	3,300	$117,248
Tsuruha Holdings, Inc. (a)	1,000	120,577
United Urban Investment Corp. (a)	101	182,231
Welcia Holdings Co., Ltd.	200	12,574
Yamada Denki Co., Ltd. (a)	29,500	155,278
Yamaguchi Financial Group, Inc. (a)	8,000	75,251
Yamaha Corp.	5,200	138,731
Yamazaki Baking Co., Ltd.	5,000	138,902
Yaoko Co., Ltd.	100	4,513
Yaskawa Electric Corp.	7,800	100,589
Yokogawa Electric Corp.	5,700	63,673
Yokohama Rubber Co., Ltd. (a)	4,000	49,595
Zenkoku Hosho Co., Ltd.	400	14,426
Zeon Corp.	2,000	12,847

		15,532,666

LUXEMBOURG — 0.4%
APERAM SA	1,084	38,001
B&M European Value Retail SA	12,553	42,808
Eurofins Scientific SE	252	93,394
L’Occitane International SA	10,500	21,439

		195,642

MALTA — 0.1%
Unibet Group PLC SDR	5,320	48,537

NETHERLANDS — 1.3%
Aalberts Industries NV	2,584	77,652
Arcadis NV	3,477	52,437
ASM International NV	2,137	82,726
Cimpress NV (b)	793	73,337
Delta Lloyd NV	10,672	37,702
Eurocommercial Properties NV	1,867	79,751
Euronext NV (e)	1,659	61,079
SBM Offshore NV (a)	6,571	76,541
TomTom NV (b)	1,996	15,320
Wereldhave NV	1,157	52,379

		608,924

NEW ZEALAND — 1.6%
Auckland International Airport, Ltd.	21,423	99,173
Contact Energy, Ltd.	17,940	66,184
Fisher & Paykel Healthcare Corp., Ltd.	27,686	198,166
Fletcher Building, Ltd.	15,426	94,263
Meridian Energy, Ltd.	29,805	55,933
Mighty River Power, Ltd.	12,734	27,298
Ryman Healthcare, Ltd.	11,541	76,688
Spark New Zealand, Ltd.	45,066	113,941
Vector, Ltd.	1,415	3,316

		734,962

PORTUGAL — 0.3%
Banco Comercial Portugues SA (a) (b)	968,609	19,584
Navigator Co., SA	7,028	19,629
NOS SGPS SA	12,304	74,497
Sonae SGPS SA	29,472	23,083

		136,793

SINGAPORE — 2.4%
Ascendas REIT	61,004	112,408
CapitaLand Commercial Trust	40,100	43,947
CapitaLand Mall Trust REIT	60,000	94,955
ComfortDelGro Corp., Ltd.	75,600	154,469

Fraser and Neave, Ltd.	1,000	1,493
Golden Agri-Resources, Ltd.	165,000	42,908
Hutchison Port Holdings Trust	120,000	54,600
Keppel REIT.	20,200	15,759
Mapletree Commercial Trust	22,900	25,182
Olam International, Ltd.	10,000	13,783
SATS, Ltd.	32,900	100,467
Sembcorp Industries, Ltd. (a)	20,000	41,905
Sembcorp Marine, Ltd. (a)	16,000	18,426
SIA Engineering Co., Ltd.	4,400	12,031
Singapore Post, Ltd. (a)	68,600	74,925
Singapore Press Holdings, Ltd. (a)	35,000	102,719
StarHub, Ltd.	6,000	16,896
Suntec Real Estate Investment Trust (a)	64,000	84,167
UOL Group, Ltd.	34,470	139,837

		1,150,877

SOUTH KOREA — 5.3%
BGF retail Co., Ltd.	245	45,412
BNK Financial Group, Inc.	8,735	61,198
CJ CGV Co., Ltd.	310	27,855
CJ CheilJedang Corp.	199	67,119
CJ E&M Corp.	457	27,495
CJ Korea Express Corp. (b)	181	34,099
Cuckoo Electronics Co., Ltd.	54	6,821
Daewoo Engineering & Construction Co., Ltd. (b)	5,759	28,049
Dongbu Insurance Co., Ltd.	1,813	109,077
Dongsuh Cos., Inc.	1,210	35,034
GS Holdings Corp.	2,554	105,211
GS Retail Co., Ltd.	618	29,241
Hankook Tire Co., Ltd.	1,682	74,473
Hanmi Pharm Co., Ltd.	112	68,648
Hanon Systems	2,700	24,613
Hansae Co., Ltd.	474	15,514
Hanwha Chemical Corp.	2,610	53,816
Hanwha Corp.	2,806	86,237
Hotel Shilla Co., Ltd.	980	57,770
Hyosung Corp.	605	65,393
Hyundai Department Store Co., Ltd.	360	40,318
Hyundai Development Co-Engineering & Construction	1,745	59,916
Hyundai Engineering & Construction Co., Ltd.	1,581	45,775
Hyundai Greenfood Co., Ltd.	1,070	17,278
Hyundai Marine & Fire Insurance Co., Ltd.	1,676	42,560
Hyundai Wia Corp.	386	29,859
KCC Corp.	155	51,202
KEPCO Plant Service & Engineering Co., Ltd.	531	29,873
Korea Gas Corp.	803	27,711
Korea Investment Holdings Co., Ltd.	1,981	72,405
Korean Air Lines Co., Ltd. (b)	735	16,559
LG Uplus Corp.	7,257	68,673
Loen Entertainment, Inc. (b)	113	7,181
Lotte Chilsung Beverage Co., Ltd.	15	23,258
Lotte Confectionery Co., Ltd.	370	62,799
Medy-Tox, Inc.	96	35,955
Meritz Securities Co., Ltd.	6,440	18,003
Mirae Asset Daewoo Co., Ltd.	8,066	54,551

See accompanying Notes to Schedule of Investments

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

NCSoft Corp.	395	$80,931
NH Investment & Securities Co., Ltd.	3,752	29,740
Orion Corp.	91	74,421
Ottogi Corp.	59	42,156
Pan Ocean Co., Ltd. (b)	3,420	10,377
Posco Daewoo Corp.	1,741	37,787
S-1 Corp.	743	69,665
Samlip General Foods Co., Ltd.	52	8,465
Samsung Electro-Mechanics Co., Ltd.	2,043	88,861
Samsung Heavy Industries Co., Ltd. (b)	4,550	36,184
Samsung SDI Co., Ltd.	1,346	126,204
Samsung Securities Co., Ltd.	2,282	69,935
Shinsegae Co., Ltd.	158	26,748
Young Poong Corp.	25	20,879
Youngone Corp.	482	17,324
Yuhan Corp.	107	28,426

		2,495,054

SPAIN — 2.4%
Acciona SA (a)	778	56,379
Acerinox SA (a)	4,218	46,537
Almirall SA	1,841	27,427
Atlantica Yield PLC (a)	829	15,403
Atresmedia Corp. de Medios de Comunicacion SA (a)	2,490	24,122
Bolsas y Mercados Espanoles SHMSF SA (a)	2,547	70,853
Cellnex Telecom SAU (e)	4,529	70,592
Cia de Distribucion Integral Logista Holdings SA	1,165	24,455
Corp. Financiera Alba SA	420	16,938
Distribuidora Internacional de Alimentacion SA (a)	15,452	89,300
Ebro Foods SA (a)	3,005	68,704
Fomento de Construcciones y Contratas SA (a) (b)	3,498	29,496
Gamesa Corp. Tecnologica SA	9,638	189,466
Grupo Catalana Occidente SA	1,353	37,187
Inmobiliaria Colonial SA	62,801	45,419
Mediaset Espana Comunicacion SA	6,094	68,141
Melia Hotels International SA	2,285	24,535
Merlin Properties Socimi SA	6,455	67,502
Prosegur Cia de Seguridad SA	6,283	37,692
Tecnicas Reunidas SA	745	22,148
Viscofan SA	1,513	83,421

		1,115,717

SWEDEN — 4.0%
AAK AB	755	53,421
Axfood AB	1,831	34,880
Axis Communications AB	14	552
Betsson AB (b)	3,025	25,028
BillerudKorsnas AB (a)	5,213	77,093
Boliden AB	7,452	143,188
Bonava AB Class B (b)	2,407	28,977
Castellum AB	11,942	168,995
Elekta AB Class B (a)	12,592	101,432
Fabege AB	4,202	70,821
Fastighets AB Balder Class B (b)	1,154	28,997
Hexpol AB	7,675	77,903

Hufvudstaden AB Class A	3,539	55,177
Husqvarna AB Class B	10,224	75,479
Intrum Justitia AB (a)	2,427	75,394
Investment AB Latour Class B	600	22,364
Lundin Petroleum AB (b)	5,375	96,871
NCC AB Class B	2,407	55,397
Nibe Industrier AB Class B	17,312	142,620
Nobia AB	2,607	22,462
Pandox AB	876	13,699
Peab AB.	11,150	83,895
SAAB AB Class B	1,672	51,723
Securitas AB Class B	8,900	135,821
SSAB AB Class A (b)	7,761	17,844
SSAB AB Class B (a) (b) (f)	947	1,786
SSAB AB Class B (a) (b) (f)	7,609	14,279
Swedish Orphan Biovitrum AB (a) (b)	3,503	42,502
Tele2 AB Class B	6,560	56,946
Trelleborg AB Class B	4,830	84,769
Wallenstam AB Class B	3,799	30,737

		1,891,052

SWITZERLAND — 3.0%
Allreal Holding AG (a) (b)	158	21,895
Aryzta AG (a) (b)	2,306	84,836
Banque Cantonale Vaudoise (a)	131	87,741
Basellandschaftliche Kantonalbank	24	22,665
Bucher Industries AG	191	44,682
Daetwyler Holding AG	178	23,753
DKSH Holding AG	237	15,497
dorma+kaba Holding AG Class B	44	30,690
Emmi AG (b)	36	21,932
Flughafen Zuerich AG	1,155	204,158
Forbo Holding AG (b)	40	47,506
GAM Holding AG (b)	6,105	64,860
Georg Fischer AG	109	86,936
Leonteq AG (a) (b)	228	12,579
Logitech International SA (a)	5,725	92,850
Luzerner Kantonalbank AG (b)	58	24,529
OC Oerlikon Corp. AG (b)	3,913	34,302
Panalpina Welttransport Holding AG (a)	538	64,282
PSP Swiss Property AG	1,107	107,382
St Galler Kantonalbank AG	57	22,117
Straumann Holding AG	235	92,569
Sulzer AG (a)	713	61,771
Sunrise Communications Group AG (b) (e)	1,018	64,996
Temenos Group AG (b)	1,478	73,581
Vontobel Holding AG	558	24,085
VZ Holding AG	30	8,923

		1,441,117

UNITED KINGDOM — 11.9%
AA PLC	18,282	58,606
Aggreko PLC	6,651	113,628
Ashmore Group PLC	9,898	39,324
AVEVA Group PLC	1,876	42,483
Balfour Beatty PLC (b)	20,621	59,267
BBA Aviation PLC	31,204	92,103
BCA Marketplace PLC	18,675	41,941
Beazley PLC	21,163	102,978
Bellway PLC.	3,487	88,474

See accompanying Notes to Schedule of Investments

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Berendsen PLC	4,656	$75,810
Booker Group PLC	43,696	101,288
Bovis Homes Group PLC	2,973	28,973
Britvic PLC	7,202	56,322
BTG PLC (b)	12,814	123,677
Card Factory PLC	5,937	25,310
Carillion PLC (a)	13,577	42,434
Cineworld Group PLC	3,965	28,940
Close Brothers Group PLC	4,283	64,870
Crest Nicholson Holdings PLC	6,093	28,997
Daily Mail & General Trust PLC Class A	7,039	56,129
Dialog Semiconductor PLC (b)	2,793	83,188
Domino’s Pizza Group PLC	11,913	52,920
Dunelm Group PLC	2,250	23,717
Essentra PLC	6,349	43,540
Euromoney Institutional Investor PLC (a)	1,151	14,386
Firstgroup PLC (b)	34,159	45,801
Galliford Try PLC	1,494	18,224
Grafton Group PLC	10,622	70,259
Great Portland Estates PLC REIT	9,823	82,268
Greene King PLC	8,990	93,739
Halma PLC.	10,731	145,891
Hays PLC.	36,060	47,072
Henderson Group PLC	30,704	86,605
Hiscox, Ltd.	7,840	108,159
Howden Joinery Group PLC	18,622	95,617
ICAP PLC	15,956	89,522
IG Group Holdings PLC	9,449	102,251
IMI PLC	6,057	78,298
Indivior PLC	19,151	64,284
Intermediate Capital Group PLC	8,433	55,273
Jardine Lloyd Thompson Group PLC	3,932	49,383
JD Sports Fashion PLC	1,043	16,076
John Wood Group PLC	10,600	97,490
Jupiter Fund Management PLC	9,855	48,165
Just Eat PLC (b)	11,454	65,243
Kier Group PLC	1,737	24,451
Man Group PLC	57,803	89,403
Manchester United PLC Class A	1,055	16,806
Micro Focus International PLC	5,697	122,842
Millennium & Copthorne Hotels PLC	3,325	17,793
Mitchells & Butlers PLC	4,318	13,369
Moneysupermarket.com Group PLC	11,567	41,904
National Express Group PLC	12,100	47,733
NMC Health PLC	2,054	35,558
Ocado Group PLC (a) (b)	15,983	49,292
Pagegroup PLC	6,736	26,753
Petrofac, Ltd.	6,862	71,183
Pets at Home Group PLC	3,792	11,811
Phoenix Group Holdings	6,534	70,008
Playtech PLC	5,173	55,080
PZ Cussons PLC (a)	9,524	41,849
QinetiQ Group PLC	25,320	75,277
Redrow PLC	4,224	17,753
Regus PLC	17,224	66,542
Renishaw PLC.	682	19,902
Rentokil Initial PLC	47,956	123,856
Restaurant Group PLC	7,190	27,643
Rotork PLC	25,354	73,379
RPC Group PLC	8,668	90,787

Saga PLC	18,422	47,431
Seadrill, Ltd. (a) (b)	9,374	29,977
Segro PLC	21,255	117,832
Shaftesbury PLC	7,979	93,757
Spectris PLC	3,510	85,632
Spirax-Sarco Engineering PLC	2,147	107,342
Spire Healthcare Group PLC (e)	7,730	34,514
SSP Group PLC	9,556	35,896
Stagecoach Group PLC	12,580	38,864
Subsea 7 SA (a) (b)	6,513	63,278
TalkTalk Telecom Group PLC (a)	15,094	44,229
Tate & Lyle PLC	11,099	99,186
Ted Baker PLC	654	21,245
Thomas Cook Group PLC (a) (b)	44,326	37,242
Tullow Oil PLC (a) (b)	24,142	84,620
UBM PLC	9,156	78,453
UNITE Group PLC	4,667	38,681
Victrex PLC	1,919	38,762
Virgin Money Holdings UK PLC	4,198	14,086
Weir Group PLC	5,693	109,666
WH Smith PLC	4,288	90,225
Workspace Group PLC	2,677	24,675
WS Atkins PLC	4,268	75,597

		5,591,089

UNITED STATES — 0.8%
Eros International PLC (a) (b)	734	11,942
Golar LNG, Ltd. (a)	2,337	36,223
ICON PLC (a) (b)	1,742	121,957
IMAX Corp. (a) (b)	1,763	51,973
International Game Technology PLC (a)	2,363	44,283
Markit, Ltd. (b)	2,541	82,837
Nexteer Automotive Group, Ltd.	21,000	19,111

		368,326

TOTAL COMMON STOCKS (Cost $49,693,638)		46,893,939

RIGHTS — 0.0% (d)
HONG KONG — 0.0% (d)
Noble Group, Ltd. (expiring 7/20/16) (b)	144,000	9,629

SPAIN — 0.0% (d)
Acerinox SA (expiring 7/13/16) (a) (b)	4,218	2,128

TOTAL RIGHTS (Cost $14,743)		11,757

SHORT-TERM INVESTMENTS — 12.6%
UNITED STATES — 12.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (g) (h)	12,223	12,223
State Street Navigator Securities Lending Prime Portfolio (h) (i)	5,895,388	5,895,388

		5,907,611

TOTAL SHORT-TERM INVESTMENTS (Cost $5,907,611)		5,907,611

TOTAL INVESTMENTS — 112.1% (Cost $55,615,992)		52,813,307
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.1)%		(5,688,575)

NET ASSETS — 100.0%		$47,124,732

See accompanying Notes to Schedule of Investments

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	The rate shown is the annualized seven-day yield at June 30, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$3,161,318	$—	$0	(a)	$3,161,318
Austria	391,156	—	—		391,156
Belgium.	604,579	—	—		604,579
Canada	3,868,027	—	—		3,868,027
China	11,044	—	—		11,044
Denmark	317,942	—	—		317,942
Finland	516,093	—	—		516,093
France	1,758,098	—	—		1,758,098
Germany	2,010,390	—	—		2,010,390
Hong Kong	973,115	—	—		973,115
India	8,484	—	—		8,484
Ireland	292,835	—	—		292,835
Israel	419,081	—	—		419,081
Italy.	1,251,021	—	—		1,251,021
Japan	15,532,666	—	—		15,532,666
Luxembourg.	195,642	—	—		195,642
Malta.	48,537	—	—		48,537
Netherlands	608,924	—	—		608,924
New Zealand	734,962	—	—		734,962
Portugal	136,793	—	—		136,793
Singapore	1,150,877	—	—		1,150,877
South Korea	2,495,054	—	—		2,495,054
Spain	1,115,717	—	—		1,115,717
Sweden	1,891,052	—	—		1,891,052
Switzerland	1,441,117	—	—		1,441,117
United Kingdom.	5,591,089	—	—		5,591,089
United States	368,326	—	—		368,326
Rights
Hong Kong	—	9,629	—		9,629
Spain	2,128	—	—		2,128
Short-Term Investments	5,907,611	—	—		5,907,611

TOTAL INVESTMENTS	$52,803,678	$9,629	$0		$52,813,307

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR S&P International Mid Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	37,447	$37,447	1,347,930	1,373,154	12,223	$12,223	$154	$—
State Street Navigator Securities Lending Prime Portfolio	6,425,112	6,425,112	20,391,038	20,920,762	5,895,388	5,895,388	50,715	—

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 0.1%
MMG, Ltd. (a) (b)	768,000	$190,071

BRAZIL — 6.8%
AES Tiete Energia SA	20,711	95,612
Aliansce Shopping Centers SA	81,449	358,465
Alpargatas SA Preference Shares	14,200	46,362
Alupar Investimento SA	33,808	147,737
Arezzo Industria e Comercio SA	39,544	330,546
B2W Cia Digital (b)	69,108	202,767
Banco ABC Brasil SA Preference Shares	62,303	254,171
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	102,800	274,026
BR Malls Participacoes SA	226,703	909,289
BR Properties SA	63,444	148,523
Bradespar SA Preference Shares	138,995	383,958
Brasil Brokers Participacoes SA (b)	280,116	140,768
Braskem SA Class A, Preference Shares	88,779	527,617
Cia de Saneamento de Minas Gerais-COPASA	44,431	410,506
Cia Energetica de Sao Paulo Class B, Preference Shares	55,475	206,056
Cia Ferro Ligas da Bahia — FERBASA Preference Shares	85,614	203,095
Cia Hering	109,330	506,424
Cia Paranaense de Energia Preference Shares	35,672	325,349
Cia Siderurgica Nacional SA (b)	403,702	985,392
Cosan Logistica SA	57,392	70,223
Cosan, Ltd	84,300	549,940
Direcional Engenharia SA	144,724	246,646
EcoRodovias Infraestrutura e Logistica SA	118,455	309,841
EDP — Energias do Brasil SA	30,916	131,432
EDP — Energias do Brasil SA (b)	8,625	37,152
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	84,225	222,146
Equatorial Energia SA	32,516	493,766
Estacio Participacoes SA	161,638	855,679
Eternit SA	294,290	138,706
Even Construtora e Incorporadora SA	204,656	245,300
Ez Tec Empreendimentos e Participacoes SA	75,285	375,984
Fleury SA	82,731	710,137
GAEC Educacao SA	73,901	331,935
Gafisa SA	376,659	241,015
Helbor Empreendimentos SA	157,445	67,819
Iguatemi Empresa de Shopping Centers SA	33,976	298,745
International Meal Co. Alimentacao SA Class A (b)	80,265	101,216
Iochpe Maxion SA	70,173	300,077
JHSF Participacoes SA (b)	135,282	45,604
JSL SA	39,160	122,232
Kepler Weber SA	15,216	91,189
Light SA	60,710	213,563
Linx SA	63,213	317,865

Localiza Rent a Car SA	47,773	514,450
Log-in Logistica Intermodal SA (b)	57,685	83,726
LPS Brasil Consultoria de Imoveis SA (b)	85,408	106,102
Magnesita Refratarios SA (b)	49,065	225,129
Mahle-Metal Leve SA	29,650	212,397
Marcopolo SA Preference Shares (b)	421,500	315,755
Marfrig Global Foods SA (b)	174,420	305,967
Metalurgica Gerdau SA Preference Shares	506,973	316,487
Mills Estruturas e Servicos de Engenharia SA (b)	154,302	206,619
Minerva SA (b)	35,604	101,797
MRV Engenharia e Participacoes SA	217,641	734,358
Oi SA Preference Shares (b)	549,290	226,317
Paranapanema SA	208,003	105,828
PDG Realty SA Empreendimentos e Participacoes (b)	19,581	15,096
Prumo Logistica SA (b)	20,125	40,140
QGEP Participacoes SA	142,571	202,926
Qualicorp SA	84,681	491,896
Randon SA Implementos e Participacoes (b) .	1,090	776
Randon SA Implementos e Participacoes Preference Shares (b)	225,809	229,069
Restoque Comercio e Confeccoes de Roupas SA (b)	101,297	100,230
Rumo Logistica Operadora Multimodal SA (b)	143,577	219,595
Santos Brasil Participacoes SA	27,510	106,476
Sao Martinho SA	15,330	255,424
Ser Educacional SA (c)	45,046	175,333
SLC Agricola SA	66,087	305,295
Smiles SA	31,954	478,649
Somos Educacao SA	31,024	101,678
Sul America SA	78,977	385,548
TOTVS SA	40,259	383,772
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares (b)	409,388	251,734
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	59,381	509,708
Via Varejo SA	138,371	321,768

		21,004,920

CHILE — 1.9%
Besalco SA	455,904	160,529
Engie Energia Chile SA	161,800	275,669
Inversiones Aguas Metropolitanas SA	479,568	763,684
Inversiones La Construccion SA	41,516	455,264
Parque Arauco SA	745,557	1,508,422
Ripley Corp. SA	948,921	471,504
Salfacorp SA	438,069	272,608
Sociedad Matriz SAAM SA	6,832,036	505,645
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	16,299	403,102
Vina Concha y Toro SA	644,192	1,016,887

		5,833,314

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

CHINA — 15.1%
21Vianet Group, Inc. ADR (b)	34,016	$347,303
361 Degrees International, Ltd.	731,000	209,182
500.com, Ltd. Class A, ADR (a) (b)	7,625	126,728
51job, Inc. ADR (b)	19,560	573,304
Anton Oilfield Services Group (a) (b)	848,000	88,539
Autohome, Inc. ADR (a) (b)	10,986	220,928
AVIC International Holding HK, Ltd. (a) (b) .	1,464,000	94,355
Bank of Chongqing Co., Ltd. Class H	670,000	514,724
Baoxin Auto Group, Ltd. (a)	56,101	40,242
Beijing Capital Land, Ltd. Class H	880,400	320,024
Beijing North Star Co., Ltd. Class H	492,000	149,668
Biostime International Holdings, Ltd. (a) (b) .	18,000	60,093
Bitauto Holdings, Ltd. ADR (a) (b)	13,376	360,617
Boer Power Holdings, Ltd. (a)	103,000	44,875
Boshiwa International Holding, Ltd. (a) (b) (d)	1,843,000	—
Boyaa Interactive International, Ltd. (b)	700,200	251,814
Broad Greenstate International Co., Ltd	460,000	74,118
BYD Electronic International Co., Ltd. (b)	131,500	73,904
Central China Securities Co., Ltd. Class H	292,000	125,337
Chanjet Information Technology Co., Ltd. Class H (b)	23,200	26,107
Chaowei Power Holdings, Ltd. (a)	425,000	261,860
Cheetah Mobile, Inc. ADR (a) (b)	11,451	108,785
China Aerospace International Holdings, Ltd.	976,000	119,516
China Aircraft Leasing Group Holdings, Ltd. (a)	75,500	70,751
China Animal Healthcare, Ltd. (a) (b) (d)	1,059,700	177,574
China Assurance Finance Group, Ltd. (b)	591,000	72,371
China Distance Education Holdings, Ltd. ADR (a)	27,315	282,437
China Dongxiang Group Co., Ltd. (a)	3,235,000	571,279
China Electronics Corp. Holdings Co., Ltd. (a)	160,000	38,361
China Energine International Holdings, Ltd	546,000	36,597
China Fangda Group Co., Ltd. Class B	118,700	121,026
China Foods, Ltd. (a)	542,000	179,550
China Forestry Holdings Co., Ltd. (a) (b) (d)	1,642,000	—
China Hanking Holdings, Ltd. (a) (b)	119,000	11,811
China Harmony New Energy Auto Holding, Ltd.	328,500	175,303
China Hongxing Sports, Ltd. (a) (b) (d)	4,758,000	—
China Huarong Energy Co., Ltd. (b)	334,100	21,963
China Huiyuan Juice Group, Ltd. (b)	1,074,400	371,154
China Lilang, Ltd	734,000	466,440
China Lodging Group, Ltd. ADR	27,690	1,008,747
China Maple Leaf Educational Systems, Ltd. (a)	90,000	80,743
China National Materials Co., Ltd	962,000	207,083
China Overseas Grand Oceans Group, Ltd. (b)	579,000	169,417

China Pioneer Pharma Holdings, Ltd. (a)	348,000	75,360
China Power New Energy Development Co., Ltd.	400,000	233,567
China Railway Signal & Communication Corp., Ltd. Class H (c)	71,000	47,132
China Rare Earth Holdings, Ltd. (b)	1,370,400	95,388
China SCE Property Holdings, Ltd.	1,730,800	372,577
China Shanshui Cement Group, Ltd. (a) (b) (d)	1,224,000	248,099
China Shengmu Organic Milk, Ltd. (b) (c)	349,000	72,428
China Shineway Pharmaceutical Group, Ltd	270,000	295,130
China Silver Group, Ltd. (a)	786,000	163,118
China Singyes Solar Technologies Holdings, Ltd. (a)	348,000	119,320
China Suntien Green Energy Corp., Ltd. Class H (a)	1,195,000	123,228
China Travel International Investment Hong Kong, Ltd. (a)	3,056,000	882,377
China Yurun Food Group, Ltd. (a) (b)	810,000	122,159
China ZhengTong Auto Services Holdings, Ltd	542,500	199,296
China Zhongwang Holdings, Ltd. (a)	215,600	95,601
Chinasoft International, Ltd. (a) (b)	694,000	270,159
CITIC Resources Holdings, Ltd. (a) (b)	2,509,000	232,855
CITIC Telecom International Holdings, Ltd.	659,000	248,040
CNinsure, Inc. ADR (b)	7,697	54,726
Cogobuy Group (a) (b) (c)	196,000	313,784
Colour Life Services Group Co., Ltd. (b)	445,000	307,452
Consun Pharmaceutical Group, Ltd	380,600	194,275
Coolpad Group, Ltd. (b)	2,241,600	416,077
Credit China Holdings, Ltd. (a) (b)	1,447,800	557,998
Dah Chong Hong Holdings, Ltd	501,000	235,713
Dongjiang Environmental Co., Ltd. Class H .	85,000	145,502
Dongyue Group, Ltd.	661,000	116,728
E-Commerce China Dangdang, Inc. Class A, ADR (b)	35,863	216,971
E-House China Holdings, Ltd. ADR (a) (b)	43,669	282,538
Eastern Communications Co., Ltd. Class B	52,174	39,339
First Tractor Co., Ltd. Class H	466,500	239,325
Foshan Electrical and Lighting Co., Ltd. Class B	85,600	66,203
Fu Shou Yuan International Group, Ltd. (a)	349,000	246,074
Fufeng Group, Ltd. (a)	716,600	197,671
Future Land Holdings Co., Ltd. Class A	531,529	740,857
Fuyao Glass Industry Group Co., Ltd. Class H (a) (c)	96,400	223,170
Greatview Aseptic Packaging Co., Ltd	733,048	347,723
Greentown China Holdings, Ltd. (a) (b)	39,000	27,297
Guangdong Land Holdings, Ltd. (b)	978,000	289,948
Guorui Properties, Ltd. (a)	115,000	40,468

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Guotai Junan International Holdings, Ltd.	2,071,000	$702,084
Harbin Electric Co., Ltd. Class H (a)	862,000	316,669
Hilong Holding, Ltd. (a)	1,131,000	122,460
Hisense Kelon Electrical Holdings Co., Ltd. Class H	196,000	89,436
HNA International Investment Holdings, Ltd. (a) (b)	2,854,000	150,831
Honghua Group, Ltd. (b)	3,211,000	149,003
Huadian Energy Co., Ltd. Class B (b)	177,700	89,739
Huangshan Tourism Development Co., Ltd. Class B	342,661	486,236
Huayi Tencent Entertainment Co., Ltd	2,190,000	194,781
Huiyin Smart Community Co., Ltd. (b)	76,210	9,725
Inner Mongolia Yitai Coal Co., Ltd. Class B .	321,200	241,221
JA Solar Holdings Co., Ltd. ADR (a) (b)	46,932	321,484
Jiangnan Group, Ltd	390,000	62,336
JinkoSolar Holding Co., Ltd. ADR (a) (b)	17,051	347,499
Jumei International Holding, Ltd. ADR (a) (b)	13,711	56,626
Kama Co., Ltd. Class B (b)	87,700	113,484
Kandi Technologies Group, Inc. (a) (b)	10,965	78,400
Kangda International Environmental Co., Ltd. (a) (c)	1,364,200	281,353
Kingdee International Software Group Co., Ltd. (a) (b)	872,000	268,638
KWG Property Holding, Ltd.	134,500	77,843
Launch Tech Co., Ltd. Class H (b)	57,500	61,073
Leyou Technologies Holdings, Ltd. (a) (b)	704,200	90,771
Li Ning Co., Ltd. (a) (b)	1,581,249	774,528
Lifetech Scientific Corp. (b)	848,000	156,309
Lonking Holdings, Ltd.	1,730,000	251,987
Luoyang Glass Co., Ltd. Class H (a) (b)	352,000	212,345
Maoye International Holdings, Ltd. (a)	1,190,000	108,908
Minth Group, Ltd.	124,000	400,389
Momo, Inc. ADR (a) (b)	13,548	136,970
Nanjing Panda Electronics Co., Ltd. Class H .	92,000	68,662
Noah Holdings, Ltd. ADS (a) (b)	32,777	790,253
NQ Mobile, Inc. Class A, ADR (a) (b)	44,331	164,025
Ourgame International Holdings, Ltd.	135,000	60,383
Ozner Water International Holding, Ltd. (a) (b) (c)	949,000	160,247
Pacific Online, Ltd.	662,100	159,595
Parkson Retail Group, Ltd. (a)	2,068,000	181,264
Peak Sport Products Co., Ltd.	874,000	261,368
Phoenix Healthcare Group Co., Ltd.	465,500	643,232
Poly Culture Group Corp., Ltd. Class H	119,500	276,340
Poly Property Group Co., Ltd. (a) (b)	1,508,000	384,875
PW Medtech Group, Ltd. (a) (b)	1,811,000	497,223
Qunar Cayman Islands, Ltd. ADR (a) (b)	23,171	690,264
Real Gold Mining, Ltd. (b) (d)	251,500	—
Renren, Inc. ADR (b)	85,519	153,079
Shandong Airlines Co., Ltd. Class B	44,800	99,036

Shandong Chenming Paper Holdings, Ltd. Class B	136,600	103,886
Shandong Chenming Paper Holdings, Ltd. Class H	78,492	57,974
Shandong Molong Petroleum Machinery Co., Ltd. Class H (b)	204,000	83,883
Shang Gong Group Co., Ltd. Class B (b)	101,000	108,676
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B (b)	128,000	101,632
Shanghai Diesel Engine Co., Ltd. Class B	300,360	259,511
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	348,000	323,869
Shanghai Greencourt Investment Group Co., Ltd. Class B (b)	382,600	226,117
Shanghai Haixin Group Co. Class B	522,408	406,956
Shanghai Highly Group Co., Ltd. Class B	116,400	93,120
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (a)	772,000	251,762
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	94,600	164,604
Shanghai Jinjiang International Travel Co., Ltd. Class B	23,000	90,712
Shanghai Potevio Co., Ltd. Class B (b)	70,800	126,449
Shanghai Shibei Hi-Tech Co., Ltd. Class B	100,000	122,400
Shenguan Holdings Group, Ltd.	1,312,010	113,309
Shenwan Hongyuan HK, Ltd.	115,000	58,256
Shenzhen China Bicycle Co. Holdings, Ltd. Class B (b)	15,000	9,764
Shenzhen Expressway Co., Ltd. Class H	292,000	265,354
Shenzhen SEG Co., Ltd. Class B	123,100	81,559
Shougang Concord International Enterprises Co., Ltd. (b)	6,850,000	191,603
Shougang Fushan Resources Group, Ltd. (a) .	2,232,000	397,033
Shui On Land, Ltd.	344,500	87,036
Shunfeng International Clean Energy, Ltd. (b)	1,081,300	140,773
Sichuan Expressway Co., Ltd. Class H (a)	1,162,000	392,428
Sinofert Holdings, Ltd.	1,156,000	141,558
Sinosoft Technology Group, Ltd.	94,000	52,950
Sinotrans Shipping, Ltd.	1,557,500	246,937
Sinotruk Hong Kong, Ltd.	401,500	172,856
Sinovac Biotech, Ltd. (b)	11,696	69,357
SITC International Holdings Co., Ltd.	363,000	189,970
Sohu.com, Inc. (b)	6,011	227,576
SouFun Holdings, Ltd. ADR (a) (b)	94,412	474,892
Springland International Holdings, Ltd.	967,000	124,646
SPT Energy Group, Inc. (a) (b)	948,000	63,543
Sun King Power Electronics Group	541,000	78,103
Sunac China Holdings, Ltd.	682,000	421,967
Sunny Optical Technology Group Co., Ltd. (a)	391,000	1,368,358
TAL Education Group ADR (b)	35,280	2,189,477

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

TCL Communication Technology Holdings, Ltd. (a)	498,000	$458,332
Tian Ge Interactive Holdings, Ltd. (a) (b) (c)	531,000	338,807
Tiangong International Co., Ltd.	1,232,000	75,432
Tianjin Capital Environmental Protection Group Co., Ltd. Class H	384,000	174,232
Tianjin Development Holdings, Ltd.	596,000	268,117
Tianjin Port Development Holdings, Ltd	2,930,000	419,222
Tianjin Tianhai Investment Co., Ltd. Class B (b)	55,300	29,198
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	103,900	77,925
Tianneng Power International, Ltd. (a)	696,000	470,104
Tianyun International Holdings, Ltd.	15,632	1,572
Tong Ren Tang Technologies Co., Ltd. Class H	328,000	542,020
TPV Technology, Ltd.	936,000	178,563
Trina Solar, Ltd. ADR (a) (b)	41,055	317,766
Tuniu Corp. ADR (a) (b)	9,942	83,811
V1 Group, Ltd. (a)	1,630,999	81,992
Wang Tai Holdings, Ltd. (b)	555,000	36,485
Weibo Corp. ADR (a) (b)	5,717	162,420
West China Cement, Ltd. (a) (b)	1,896,000	261,502
Wisdom Sports Group (a) (b)	891,000	269,897
Xiamen International Port Co., Ltd. Class H.	390,000	76,412
Xinchen China Power Holdings, Ltd. (b)	576,000	69,792
Xinhua Winshare Publishing and Media Co., Ltd. Class H	370,000	397,283
Yestar International Holdings Co., Ltd. (a)	1,449,100	655,630
Yingde Gases Group Co., Ltd.	872,500	317,152
Yingli Green Energy Holding Co., Ltd. ADR (a) (b)	10,977	44,567
YuanShengTai Dairy Farm, Ltd. (b)	3,814,000	216,315
Yuexiu Transport Infrastructure, Ltd. (a)	846,549	543,419
YY, Inc. ADR (b)	11,018	373,180
Zhaojin Mining Industry Co., Ltd. Class H (a)	705,000	744,262
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	194,400	82,191
Zhonglu Co., Ltd. Class B (b)	31,200	70,231

		46,311,964

COLOMBIA — 0.0%(e)
Avianca Holdings SA Preference Shares	175,475	135,120

CYPRUS — 0.1%
Global Ports Investments PLC GDR (b)	22,733	63,652
Globaltrans Investment PLC GDR GDR	80,405	315,188

		378,840

CZECH REPUBLIC — 0.2%
Philip Morris CR AS	1,370	694,336

EGYPT — 1.1%
Arab Cotton Ginning (b)	377,585	104,602
Citadel Capital SAE (b)	494,355	55,114
Eastern Tobacco	20,350	412,502
Egypt Kuwait Holding Co. SAE	514,481	210,937
Egyptian Financial Group-Hermes Holding Co. (b)	391,932	470,939
ElSewedy Electric Co.	100,090	484,335
Ezz Steel (b)	361,734	292,892
Juhayna Food Industries	449,670	351,433
Maridive & Oil Services SAE (b)	215,879	60,446
Orascom Telecom Media And Technology Holding SAE (b)	2,857,391	173,761
Sidi Kerir Petrochemicals Co.	123,016	160,836
Six of October Development & Investment (b)	417,946	474,899

		3,252,696

GREECE — 1.6%
Aegean Airlines SA	42,818	293,499
Aegean Marine Petroleum Network, Inc.	16,960	93,280
Alpha Bank AE (b)	556,176	1,000,971
Costamare, Inc.	27,097	207,834
Diana Shipping, Inc. (b)	100,509	244,237
DryShips, Inc. (b)	12,536	7,058
Ellaktor SA (b)	76,329	110,237
Eurobank Ergasias SA (b)	667,294	407,731
FF Group (b)	10,127	188,672
Grivalia Properties REIC AE	21,181	164,717
Hellenic Exchanges — Athens Stock Exchange SA	41,570	196,736
JUMBO SA (b)	34,046	445,560
Metka SA	18,176	143,973
Motor Oil Hellas Corinth Refineries SA	15,767	171,485
Mytilineos Holdings SA (b)	56,798	237,886
Public Power Corp. SA	49,112	133,674
Star Bulk Carriers Corp. (b)	6,817	20,178
StealthGas, Inc. (b)	32,659	123,451
Titan Cement Co. SA	16,937	348,099
Tsakos Energy Navigation, Ltd.	80,869	379,276

		4,918,554

HONG KONG — 4.1%
AAG Energy Holdings, Ltd. (b) (c)	714,000	102,158
AGTech Holdings, Ltd. (b)	986,048	236,409
Ajisen China Holdings, Ltd. (a)	501,000	194,383
Allied Cement Holdings, Ltd. (b)	309,740	27,948
Anxin-China Holdings, Ltd. (b) (d)	2,248,000	—
Asia Resources Holdings, Ltd. (b)	604,626	20,263
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	6,888,400	170,480
Beijing Enterprises Medical & Health Group, Ltd. (b)	1,631,600	119,879
Carnival Group International Holdings, Ltd. (a) (b)	2,720,000	350,608
CGN Meiya Power Holdings Co., Ltd. (b) (c).	328,000	44,393
China All Access Holdings, Ltd.	292,000	90,710
China Animation Characters Co., Ltd. (b)	83,000	37,552

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

China Beidahuang Industry Group Holdings, Ltd. Class A (a) (b)	1,546,400	$79,732
China Chengtong Development Group, Ltd. (b)	1,310,000	103,004
China Finance Investment Holdings, Ltd. (b) .	586,232	14,357
China Financial International Investments, Ltd. (a) (b)	2,070,000	133,412
China High Precision Automation Group, Ltd. (b) (d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd.	758,000	606,756
China Lumena New Materials Corp. (a) (b) (d)	4,287,298	—
China Metal Recycling Holdings, Ltd. (a) (b) (d)	693,675	—
China Minsheng Drawin Technology Group, Ltd. (b)	1,240,000	57,541
China NT Pharma Group Co., Ltd. (a)	334,400	82,329
China Nuclear Energy Technology Corp., Ltd. (b)	366,000	58,972
China Ocean Industry Group, Ltd. (b)	7,312,200	161,175
China Oil & Gas Group, Ltd. (b)	3,668,000	278,955
China Overseas Property Holdings, Ltd.	551,232	81,001
China Precious Metal Resources Holdings Co., Ltd. (a) (b)	2,084,000	65,814
China Properties Investment Holdings, Ltd. (b)	699,515	14,787
China Public Procurement, Ltd. (a) (b)	2,316,000	32,839
China Soft Power Technology Holdings, Ltd. (b)	1,610,000	53,958
China Vanguard Group, Ltd. (b)	575,000	22,235
Comba Telecom Systems Holdings, Ltd. (a)	762,341	111,040
Concord New Energy Group, Ltd.	5,980,000	331,454
Dawnrays Pharmaceutical Holdings, Ltd.	476,000	363,230
Digital China Holdings, Ltd. (a)	486,000	366,476
Golden Meditech Holdings, Ltd. (a)	572,000	79,629
Greater China Financial Holdings, Ltd. (a) (b)	908,200	42,144
Hang Fat Ginseng Holdings Co., Ltd.	3,180,000	18,856
Hengdeli Holdings, Ltd. (b)	1,568,400	179,928
Hi Sun Technology China, Ltd. (b)	840,000	118,021
Hua Han Health Industry Holdings, Ltd. (a) .	2,510,560	223,292
Huabao International Holdings, Ltd. (b)	821,000	291,024
Huajun Holdings, Ltd	652,000	73,117
Ju Teng International Holdings, Ltd.	695,500	277,018
Kingboard Laminates Holdings, Ltd.	750,500	459,512
MIE Holdings Corp. (a) (b)	1,464,754	143,493
Millennium Pacific Group Holdings, Ltd. (b).	961,000	63,175
National Agricultural Holdings, Ltd. (b)	386,000	83,092
Neo Telemedia, Ltd. (b)	3,500,000	173,693
NetDragon Websoft Holdings, Ltd. (a)	184,500	573,148
NewOcean Energy Holdings, Ltd.	848,000	276,547
Newtree Group Holdings, Ltd. (b)	178,000	8,145
Pou Sheng International Holdings, Ltd. (b)	838,000	241,961

Real Nutriceutical Group, Ltd.	848,000	80,887
Skyworth Digital Holdings, Ltd.	1,276,622	1,043,289
SSY Group, Ltd. (a)	1,429,562	460,676
Suncorp Technologies, Ltd. (a) (b)	6,540,000	88,516
Tack Fiori International Group, Ltd. (b)	912,000	34,091
Tech Pro Technology Development, Ltd. (a) (b)	5,219,100	1,688,583
United Energy Group, Ltd. (b)	3,048,000	129,653
United Laboratories International Holdings, Ltd. (b)	696,500	273,826
Universal Medical Financial & Technical Advisory Services Co., Ltd. (c)	268,400	191,320
Vision Values Holdings, Ltd. (b)	80,000	3,403
Wanda Hotel Development Co., Ltd. (b)	377,000	38,876
Wasion Group Holdings, Ltd. (a)	543,000	287,670
Xinyi Automobile Glass Hong Kong Enterprises, Ltd.	44,750	15,690
Xinyi Glass Holdings, Ltd. (b)	358,000	263,033
Yip’s Chemical Holdings, Ltd.	307,580	99,118
Yuhua Energy Holdings, Ltd. (b)	411,300	48,245
Zhidao International Holdings, Ltd. (b)	1,140,000	158,702

		12,645,223

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	251,138	394,186

INDIA — 10.5%
Adani Enterprises, Ltd.	85,961	110,484
AIA Engineering, Ltd.	27,156	413,908
Amtek Auto, Ltd. (b)	162,175	86,019
Apollo Tyres, Ltd.	288,763	648,160
Arvind, Ltd.	146,275	713,008
Bajaj Hindusthan Sugar, Ltd. (b)	15,195	4,773
Balkrishna Industries, Ltd.	32,097	315,359
Balrampur Chini Mills, Ltd. (b)	342,979	638,750
Bata India, Ltd.	87,487	707,531
Biocon, Ltd.	95,663	1,050,528
Ceat, Ltd.	4,264	52,994
CESC, Ltd.	95,372	843,363
Chennai Super Kings Cricket, Ltd.	418,560	13,953
Coromandel International, Ltd.	122,442	479,827
Credit Analysis & Research, Ltd.	10,770	158,658
Crompton Greaves Consumer Electricals, Ltd. (b)	80,888	172,274
Crompton Greaves, Ltd. (b)	80,888	88,384
Dewan Housing Finance Corp., Ltd.	221,224	667,654
Dish TV India, Ltd. (b)	570,583	825,927
Eros International Media, Ltd. (b)	996	3,121
Federal Bank, Ltd.	1,109,150	946,545
Force Motors, Ltd.	191	8,616
Fortis Healthcare, Ltd. (b)	188,821	441,174
Gateway Distriparks, Ltd.	154,534	708,391
GMR Infrastructure, Ltd. (b)	900,617	178,135
Godfrey Phillips India, Ltd.	4,619	59,613
Godrej Industries, Ltd.	151,961	893,822
Gujarat Pipavav Port, Ltd. (b)	176,665	426,645
Hexaware Technologies, Ltd.	180,561	612,615
Housing Development & Infrastructure, Ltd. (b)	293,335	448,727

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

IDBI Bank, Ltd.	34,573	$35,754
IFCI, Ltd.	790,059	313,121
India Cements, Ltd. (b)	336,608	563,798
Indiabulls Real Estate, Ltd. (b)	373,553	515,818
Indian Hotels Co., Ltd. (b)	569,304	1,077,540
Info Edge India, Ltd.	73,719	902,497
Ipca Laboratories, Ltd.	54,448	394,192
IRB Infrastructure Developers, Ltd.	173,626	548,956
Jain Irrigation Systems, Ltd.	233,246	257,454
Jaiprakash Associates, Ltd. (b)	645,630	84,656
Jammu & Kashmir Bank, Ltd.	343,890	351,049
Jindal Steel & Power, Ltd. (b)	44,634	44,869
JSW Energy, Ltd.	199,118	247,515
Jubilant Foodworks, Ltd.	44,684	752,038
Jubilant Life Sciences, Ltd.	6,715	31,239
Just Dial, Ltd.	38,894	351,772
KPIT Technologies, Ltd.	43,904	119,883
Mahindra CIE Automotive, Ltd. (b)	17,069	44,990
MakeMyTrip, Ltd. (b)	2,430	36,110
Marksans Pharma, Ltd.	50,925	35,990
McLeod Russel India, Ltd.	100,475	288,571
Mindtree, Ltd.	70,214	691,633
Mphasis, Ltd.	75,472	641,224
NCC, Ltd.	86,129	94,749
PC Jeweller, Ltd.	12,904	73,702
PI Industries, Ltd.	29,119	311,791
PTC India, Ltd.	344,888	393,712
Punj Lloyd, Ltd. (b)	561,478	175,527
Reliance Defence and Engineering, Ltd. (b)	276,344	259,168
Reliance Infrastructure, Ltd.	30,294	244,951
Rolta India, Ltd.	184,323	175,461
Shriram City Union Finance, Ltd.	6,130	149,878
Sintex Industries, Ltd.	340,667	408,578
SKS Microfinance, Ltd. (b)	130,937	1,438,086
Strides Shasun, Ltd.	56,429	943,772
Sun Pharma Advanced Research Co., Ltd. (b)	15,610	76,992
Suzlon Energy, Ltd. (b)	1,083,150	279,233
Symphony, Ltd.	3,301	121,537
Tata Chemicals, Ltd.	134,416	857,140
Tata Elxsi, Ltd.	2,233	56,143
Tata Global Beverages, Ltd.	404,857	786,980
Thermax, Ltd.	50,242	614,747
TVS Motor Co., Ltd.	159,377	730,827
Union Bank of India	62,005	117,864
Unitech, Ltd. (b)	1,476,076	139,964
Vakrangee, Ltd.	159,133	443,837
Videocon Industries, Ltd.	110,285	171,159
Voltas, Ltd.	213,905	1,021,274
Welspun Corp., Ltd.	171,148	201,589
Welspun India, Ltd.	104,430	168,493
WNS Holdings, Ltd. ADR (b)	24,788	669,276

		32,176,057

INDONESIA — 4.2%
Adaro Energy Tbk PT	4,558,400	293,256
Adhi Karya Persero Tbk PT	825,891	173,773
AKR Corporindo Tbk PT	1,410,500	683,232
Alam Sutera Realty Tbk PT	13,486,900	489,969

Astra Agro Lestari Tbk PT (b)	179,422	199,622
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,607,600	392,322
Bank Tabungan Negara Persero Tbk PT	3,353,886	435,339
Bumitama Agri, Ltd. (a)	251,100	142,723
Ciputra Development Tbk PT	8,519,709	934,992
Dharma Satya Nusantara Tbk PT	1,406,000	50,227
Eagle High Plantations Tbk PT (b)	2,090,200	33,538
Gajah Tunggal Tbk PT	1,494,300	110,270
Garuda Indonesia Persero Tbk PT (b)	7,191,300	257,989
Global Mediacom Tbk PT	863,100	64,345
Indosat Tbk PT (b)	357,300	172,396
Intiland Development Tbk PT	4,458,900	197,423
Japfa Comfeed Indonesia Tbk PT	4,171,300	352,015
Kawasan Industri Jababeka Tbk PT	20,479,338	440,199
Link Net Tbk PT	273,600	84,073
Lippo Karawaci Tbk PT	4,803,600	416,282
Matahari Putra Prima Tbk PT	2,003,700	235,060
Medco Energi Internasional Tbk PT (b)	1,311,300	148,870
Media Nusantara Citra Tbk PT	1,812,500	301,797
Mitra Adiperkasa Tbk PT (b)	726,400	228,160
MNC Investama Tbk PT	9,468,500	118,961
MNC Sky Vision Tbk PT (b)	1,207,300	93,660
Modernland Realty Tbk PT	4,485,500	149,375
Pakuwon Jati Tbk PT	14,295,000	665,387
Pembangunan Perumahan Persero Tbk PT	3,408,800	1,006,193
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,315,900	241,888
Siloam International Hospitals Tbk PT	728,900	639,942
Summarecon Agung Tbk PT	8,538,000	1,169,633
Surya Semesta Internusa Tbk PT	2,464,700	115,657
Tambang Batubara Bukit Asam Persero Tbk PT	209,700	122,209
Timah Persero Tbk PT	2,992,629	158,550
Vale Indonesia Tbk PT (b)	981,400	135,186
Waskita Karya Persero Tbk PT	878,500	169,550
Wijaya Karya Persero Tbk PT	3,092,800	692,881
XL Axiata Tbk PT (b)	1,565,500	434,845

		12,751,789

MALAYSIA — 5.1%
Aeon Co. M Bhd	826,300	534,948
AirAsia Bhd	484,800	312,658
Berjaya Auto Bhd	487,260	280,403
Berjaya Corp. Bhd	3,167,400	278,910
Berjaya Sports Toto Bhd	950,558	716,779
Boustead Holdings Bhd	684,684	460,249
Boustead Plantations Bhd	449,600	165,052
Bumi Armada Bhd (b)	427,600	76,897
Bursa Malaysia Bhd	518,673	1,101,288
Cahya Mata Sarawak Bhd	350,600	311,335
Carlsberg Brewery Malaysia Bhd Class B	72,400	237,412
Datasonic Group Bhd	576,800	180,272
DRB-Hicom Bhd	987,300	220,407
Eastern & Oriental Bhd (b)	1,055,452	434,590
Evergreen Fibreboard Bhd	224,250	58,962
Felda Global Ventures Holdings Bhd	258,300	96,746
Gas Malaysia Bhd	266,200	157,151

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

IGB Real Estate Investment Trust	427,600	$170,764
Inari Amertron Bhd	579,393	426,838
KNM Group Bhd (b)	2,764,806	281,178
KPJ Healthcare Bhd	905,693	950,287
Magnum Bhd	1,151,400	656,882
Malakoff Corp. Bhd	727,000	288,528
Malaysia Airports Holdings Bhd	85,000	129,034
Malaysian Bulk Carriers Bhd	639,000	136,312
Malaysian Resources Corp. Bhd	1,289,500	339,048
Media Prima Bhd	1,236,300	423,191
My EG Services Bhd	392,600	191,845
Nam Cheong, Ltd. (a) (b)	1,884,600	107,819
Oriental Holdings Bhd	204,300	335,981
OSK Holdings Bhd	850,800	335,551
Padini Holdings Bhd	443,300	260,603
Parkson Holdings Bhd (b)	370,976	74,536
Pavilion Real Estate Investment Trust	612,500	262,836
Pos Malaysia Bhd	542,600	378,198
Press Metal Bhd	549,900	501,955
Silverlake Axis, Ltd.	209,900	80,317
Sunway Real Estate Investment Trust	2,595,000	1,068,510
Top Glove Corp. Bhd	702,600	801,677
TSH Resources Bhd	487,100	223,524
UEM Sunrise Bhd	270,700	69,161
UOA Development Bhd	1,443,700	784,250
Wah Seong Corp. Bhd	1,015,084	178,770
WCT Holdings Bhd	1,090,986	405,923
Yinson Holdings Bhd	409,300	277,165

		15,764,742

MEXICO — 2.5%
Asesor de Activos Prisma SAPI de CV	289,849	212,093
Axtel SAB de CV (a) (b)	1,229,373	417,804
Banregio Grupo Financiero SAB de CV (a)	160,017	913,652
Bolsa Mexicana de Valores SAB de CV (a)	428,562	651,812
Concentradora Fibra Hotelera Mexicana SA de CV	254,506	199,199
Consorcio ARA SAB de CV Series	1,372,375	487,232
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	264,238	491,832
Corp. Inmobiliaria Vesta SAB de CV (a)	165,128	252,938
Credito Real SAB de CV SOFOM ER (a)	155,040	291,857
Genomma Lab Internacional SAB de CV Class B (b)	91,377	92,817
Grupo Aeromexico SAB de CV (a) (b)	76,866	157,321
Grupo Aeroportuario del Centro Norte SAB de CV	170,268	1,000,331
Grupo GICSA SA de CV (a) (b)	252,320	177,383
Hoteles City Express SAB de CV (a) (b)	100,508	102,201
Macquarie Mexico Real Estate Management SA de CV REIT	463,367	602,778
Megacable Holdings SAB de CV	123,183	494,555
PLA Administradora Industrial S de RL de CV	274,719	460,117
Prologis Property Mexico SA de CV REIT	101,195	162,357

Qualitas Controladora SAB de CV	109,015	153,336
TV Azteca SAB de CV (a)	1,054,000	137,683
Urbi Desarrollos Urbanos SAB de CV (a) (b) (d)	679,159	—
Vitro SAB de CV Series A	22,883	72,460

		7,531,758

MONACO — 0.2%
GasLog, Ltd. (a)	39,364	510,945
Navios Maritime Holdings, Inc. (a)	70,743	57,302

		568,247

PERU — 0.9%
Alicorp SAA	125,349	245,853
Cia de Minas Buenaventura SAA ADR (b)	78,585	939,091
Ferreycorp SAA	1,487,692	705,721
Grana y Montero SAA	73,595	103,839
Luz del Sur SAA	168,709	539,183
Minsur SA (b)	212,236	76,155
Volcan Cia Minera SAA Class B (b)	477,978	87,208

		2,697,050

PHILIPPINES — 1.8%
Belle Corp.	2,062,400	148,167
Cebu Air, Inc.	372,700	775,146
Cosco Capital, Inc.	4,252,100	703,148
D&L Industries, Inc.	2,288,100	485,852
DoubleDragon Properties Corp.	208,500	269,447
First Gen Corp.	714,100	377,939
First Philippine Holdings Corp.	236,910	341,662
Manila Water Co., Inc.	781,700	450,270
Philex Mining Corp. (b)	872,400	156,688
Philex Petroleum Corp. (b)	152,150	13,292
Rizal Commercial Banking Corp.	290,780	197,469
Robinsons Retail Holdings, Inc.	261,430	477,600
Security Bank Corp.	280,314	1,143,360
SM Prime Holdings, Inc. (d)	1	1

		5,540,041

POLAND — 2.7%
Alior Bank SA (b) (f)	42,297	558,216
Alior Bank SA (b) (f)	32,897	435,072
Alumetal SA	9,334	130,773
AmRest Holdings SE (b)	9,943	548,436
Asseco Poland SA	78,453	1,033,999
Bank Millennium SA (b)	52,879	62,472
Boryszew SA	65,173	90,981
CCC SA	10,993	443,039
Ciech SA	39,854	503,941
Echo Investment SA	221,663	446,532
Emperia Holding SA	20,901	292,303
Eurocash SA	64,811	754,235
Fabryki Mebli Forte SA	6,905	113,998
Getin Noble Bank SA (b)	326,243	35,413
Globe Trade Centre SA (b)	282,148	473,648
Grupa Kety SA	1,622	130,576
Grupa Lotos SA (b)	81,072	623,591
Inter Cars SA	2,176	141,721
Jastrzebska Spolka Weglowa SA (b)	42,774	185,183
KRUK SA	6,147	313,142
Lubelski Wegiel Bogdanka SA	7,912	72,182

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Netia SA	386,229	$401,697
PKP Cargo SA (b)	10,809	90,044
Sanok Rubber Co. SA	7,190	94,745
Synthos SA (b)	143,777	130,662
Zespol Elektrowni Patnow Adamow Konin SA	14,826	42,292

		8,148,893

QATAR — 0.4%
Al Meera Consumer Goods Co. QSC	10,493	608,607
Mannai Corp. QSC	11,557	269,779
Medicare Group	9,247	236,172
Salam International Investment, Ltd. QSC	77,050	236,992

		1,351,550

RUSSIA — 0.8%
Aeroflot-Russian Airlines PJSC (b)	432,986	579,280
DIXY Group PJSC (b)	21,926	103,147
Etalon Group, Ltd. GDR	44,679	109,240
Exillon Energy PLC (b)	58,602	76,185
LSR Group PJSC GDR	142,405	399,446
Mechel PJSC ADR (a) (b)	80,202	134,739
QIWI PLC ADR	28,166	368,975
Ros Agro PLC GDR	9,987	147,808
TCS Group Holding PLC GDR	87,773	447,642
TMK PJSC GDR	42,972	117,314

		2,483,776

SINGAPORE — 0.4%
Asian Pay Television Trust	597,200	235,171
SIIC Environment Holdings, Ltd. (b)	845,760	389,606
Yanlord Land Group, Ltd.	648,700	547,050

		1,171,827

SOUTH AFRICA — 5.7%
Adcock Ingram Holdings, Ltd.	146,556	443,221
AECI, Ltd.	67,895	384,792
African Bank Investments, Ltd. (a) (b) (d)	1,222,985	—
African Rainbow Minerals, Ltd.	33,989	213,519
Alexander Forbes Group Holdings, Ltd.	146,687	67,209
ArcelorMittal South Africa, Ltd. (b)	205,877	117,945
Arrowhead Properties, Ltd. Class A	159,871	89,515
Assore, Ltd.	20,228	248,634
Attacq, Ltd. (b)	174,231	223,782
Aveng, Ltd. (b)	292,554	70,117
Balwin Properties, Ltd. (b)	61,017	39,581
Clicks Group, Ltd. (a)	200,792	1,682,293
Coronation Fund Managers, Ltd. (a)	55,638	254,123
Curro Holdings, Ltd. (a) (b)	35,694	94,835
DataTec, Ltd. (a)	220,723	660,888
Emira Property Fund, Ltd.	245,900	227,346
EOH Holdings, Ltd.	20,748	197,039
Exxaro Resources, Ltd. (a)	49,686	228,871
Famous Brands, Ltd.	28,890	250,531
Grindrod, Ltd. (a)	482,306	377,743
Harmony Gold Mining Co., Ltd. (b)	187,152	670,527
Hosken Consolidated Investments, Ltd.	89,884	733,188
JSE, Ltd.	110,897	1,401,035
KAP Industrial Holdings, Ltd.	114,608	48,911

Lewis Group, Ltd. (a)	144,124	433,110
Merafe Resources, Ltd.	2,915,241	195,079
Montauk Holdings, Ltd. (b)	1	1
Mpact, Ltd.	164,634	335,676
Murray & Roberts Holdings, Ltd.	264,858	215,214
Nampak, Ltd. (a)	165,777	215,867
Northam Platinum, Ltd. (b)	308,784	906,638
Omnia Holdings, Ltd.	27,273	272,823
Pick n Pay Holdings, Ltd.	137,848	325,489
PPC, Ltd. (a)	398,362	217,610
Reunert, Ltd.	182,414	779,603
SA Corporate Real Estate Fund Nominees Pty, Ltd.	2,651,783	932,515
Sappi, Ltd. (b)	162,847	761,361
Sibanye Gold, Ltd.	306,175	1,047,831
Sun International, Ltd.	84,617	497,128
Super Group, Ltd. (b)	304,197	817,354
Tongaat Hulett, Ltd.	9,600	76,924
Trencor, Ltd.	13,245	35,453
Wilson Bayly Holmes-Ovcon, Ltd.	64,970	558,179

		17,349,500

TAIWAN — 26.8%
A-DATA Technology Co., Ltd.	195,652	255,338
Ability Enterprise Co., Ltd.	274,141	141,919
AcBel Polytech, Inc.	254,000	192,907
Accton Technology Corp.	508,341	680,750
Adlink Technology, Inc.	98,625	203,310
Advanced Ceramic X Corp.	38,642	214,418
AGV Products Corp. (b)	1,197,926	303,019
Airtac International Group	82,200	609,002
Alpha Networks, Inc.	360,513	207,866
Altek Corp.	171,516	114,312
AmTRAN Technology Co., Ltd.	641,717	400,837
Arcadyan Technology Corp.	213,172	391,202
Asia Optical Co., Inc. (b)	172,540	141,737
Asia Polymer Corp.	406,367	215,409
Aten International Co., Ltd.	156,000	420,720
Basso Industry Corp.	140,800	398,931
BES Engineering Corp.	1,865,356	302,421
Capital Securities Corp.	1,773,730	451,969
Career Technology MFG. Co., Ltd.	200,726	103,602
Casetek Holdings, Ltd.	95,000	331,303
Cathay No 1 REIT	796,000	415,285
Cathay Real Estate Development Co., Ltd.	1,335,904	602,542
Center Laboratories, Inc. (b)	134,900	278,925
Chailease Holding Co., Ltd.	38,000	61,372
Chang Wah Electromaterials, Inc.	81,577	242,766
Charoen Pokphand Enterprise	512,675	590,405
Cheng Loong Corp.	686,128	245,661
Cheng Uei Precision Industry Co., Ltd.	246,915	320,709
Chin-Poon Industrial Co., Ltd.	153,000	328,680
China Airlines, Ltd. (b)	425,000	127,662
China Bills Finance Corp.	650,394	244,964
China Chemical & Pharmaceutical Co., Ltd.	464,000	263,939
China Man-Made Fiber Corp. (b)	1,129,904	253,939
China Motor Corp.	637,000	480,825

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

China Petrochemical Development Corp. (a) (b)	1,161,575	$260,336
China Steel Chemical Corp.	137,000	454,416
China Synthetic Rubber Corp.	500,832	360,188
Chipbond Technology Corp.	313,000	398,297
ChipMOS TECHNOLOGIES Bermuda, Ltd. (a)	30,177	546,505
Chlitina Holding, Ltd.	13,678	71,021
Chong Hong Construction Co., Ltd.	209,275	411,946
Chroma ATE, Inc.	237,680	565,852
Chung Hung Steel Corp. (b)	740,239	125,748
Clevo Co.	386,265	325,090
CMC Magnetics Corp. (b)	990,788	115,483
Coretronic Corp.	280,065	255,244
CTCI Corp.	542,000	789,671
CyberTAN Technology, Inc.	403,210	234,359
D-Link Corp. (b)	809,054	269,609
Darwin Precisions Corp.	583,576	214,370
Dynapack International Technology Corp.	76,000	111,907
E Ink Holdings, Inc. (b)	580,000	320,035
Elan Microelectronics Corp. (a)	434,899	481,963
Elite Material Co., Ltd.	250,782	584,606
Elite Semiconductor Memory Technology, Inc. (a) (b)	241,674	219,881
eMemory Technology, Inc.	39,000	384,451
Epistar Corp.	506,572	357,250
Eternal Materials Co., Ltd.	622,099	642,174
Everlight Chemical Industrial Corp. (a)	423,147	278,084
Everlight Electronics Co., Ltd.	317,503	514,753
Excelsior Medical Co., Ltd.	159,403	254,479
Far Eastern Department Stores, Ltd.	613,490	329,956
Far Eastern International Bank	1,970,211	558,223
Faraday Technology Corp.	210,385	220,109
Farglory Land Development Co., Ltd.	184,464	212,718
Feng Hsin Steel Co., Ltd.	312,270	393,012
Firich Enterprises Co., Ltd.	116,837	224,554
FLEXium Interconnect, Inc.	165,280	425,253
Formosa Taffeta Co., Ltd.	782,000	752,692
Formosan Rubber Group, Inc.	351,124	164,356
FSP Technology, Inc.	239,490	170,009
Gemtek Technology Corp.	343,234	201,627
GeoVision, Inc.	96,753	176,956
Gigabyte Technology Co., Ltd.	274,000	324,886
Gigastorage Corp. (b)	315,114	246,160
Ginko International Co., Ltd.	39,000	405,003
Gintech Energy Corp. (a) (b)	345,172	279,806
Global Unichip Corp.	85,669	194,394
Gloria Material Technology Corp.	424,913	217,337
Goldsun Building Materials Co., Ltd.	1,481,041	378,765
Grand Pacific Petrochemical	813,000	391,895
Grape King Bio, Ltd.	102,000	662,420
Great Wall Enterprise Co., Ltd.	703,867	642,577
HannStar Display Corp. (a) (b)	1,545,599	239,561
HannsTouch Solution, Inc. (b)	512,511	102,474
Hey Song Corp.	198,770	201,179
Highwealth Construction Corp.	598,730	983,685
Himax Technologies, Inc. ADR (a)	61,920	511,459
Ho Tung Chemical Corp. (b)	1,202,482	254,967
HTC Corp. (a)	139,000	445,969

Huaku Development Co., Ltd.	253,260	431,796
Huang Hsiang Construction Corp.	243,484	302,289
I-Sheng Electric Wire & Cable Co., Ltd. (b) .	262,000	338,678
Ibase Technology, Inc.	268,619	557,905
Ichia Technologies, Inc.	163,000	76,045
Inventec Corp.	240,000	169,999
Iron Force Industrial Co., Ltd.	4,000	27,031
ITE Technology, Inc.	201,887	181,178
Jess-Link Products Co., Ltd.	203,974	171,986
Jih Sun Financial Holdings Co., Ltd.	1,444,918	305,028
KEE TAI Properties Co., Ltd.	808,076	363,220
Kenda Rubber Industrial Co., Ltd.	501,632	794,612
Kerry TJ Logistics Co., Ltd.	156,000	204,557
King Slide Works Co., Ltd.	43,000	502,526
King Yuan Electronics Co., Ltd.	975,656	863,479
King’s Town Bank Co., Ltd.	1,065,000	704,850
Kinpo Electronics (b)	974,371	365,476
Kinsus Interconnect Technology Corp.	152,030	331,781
Kuoyang Construction Co., Ltd.	717,527	256,903
KYE Systems Corp.	572,855	166,570
LCY Chemical Corp. (b)	399,862	500,773
Lingsen Precision Industries, Ltd.	632,694	172,202
Long Bon International Co., Ltd.	332,000	184,221
Longwell Co.	246,000	247,838
Lumax International Corp., Ltd.	162,358	234,032
Lung Yen Life Service Corp.	154,000	271,633
Macronix International (b)	2,434,170	213,544
Makalot Industrial Co., Ltd. (a)	120,014	559,909
Masterlink Securities Corp.	1,217,826	325,796
Medigen Biotechnology Corp. (b)	67,000	170,309
Mercuries & Associates Holding, Ltd.	406,835	232,683
Merry Electronics Co., Ltd.	89,000	192,021
Micro-Star International Co., Ltd.	466,000	853,734
Microbio Co., Ltd. (b)	428,723	318,961
MIN AIK Technology Co., Ltd.	116,000	154,983
Mirle Automation Corp.	449,854	585,693
Mitac Holdings Corp.	578,999	426,276
Motech Industries, Inc. (a) (b)	231,885	240,806
Nan Kang Rubber Tire Co., Ltd. (b)	641,204	555,555
Nantex Industry Co., Ltd.	409,778	330,907
Neo Solar Power Corp.	452,758	249,825
Nien Hsing Textile Co., Ltd.	313,938	232,590
OBI Pharma, Inc. (a) (b)	41,908	662,546
Oriental Union Chemical Corp.	561,500	340,287
Pan-International Industrial Corp.	440,539	167,973
Parade Technologies, Ltd.	38,000	361,046
PChome Online, Inc.	42,742	469,037
Phison Electronics Corp.	78,837	676,954
Phytohealth Corp. (b)	196,511	220,823
Pixart Imaging, Inc.	83,060	181,007
Portwell, Inc.	129,000	199,144
Powertech Technology, Inc.	470,000	1,041,725
President Securities Corp.	1,041,850	382,712
Primax Electronics, Ltd.	277,000	361,073
Prince Housing & Development Corp.	1,468,996	544,174
Promate Electronic Co., Ltd. (b)	253,000	270,183
Qisda Corp.	1,172,641	414,399
Radiant Opto-Electronics Corp.	258,331	402,003
Radium Life Tech Co., Ltd.	737,810	237,863

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Realtek Semiconductor Corp.	305,053	$944,691
Ritek Corp. (a) (b)	1,996,596	172,062
Sampo Corp.	739,527	314,068
Sanyang Motor Co., Ltd. (a) (b)	445,945	286,155
ScinoPharm Taiwan, Ltd.	195,553	264,605
Senao International Co., Ltd.	130,911	178,557
Sercomm Corp.	201,000	448,619
Shinkong Insurance Co., Ltd.	285,841	211,773
Shinkong Synthetic Fibers Corp.	1,779,796	474,480
Sigurd Microelectronics Corp.	531,694	387,328
Silicon Integrated Systems Corp. (b)	813,000	156,758
Silicon Motion Technology Corp. ADR (a)	22,401	1,070,768
Simplo Technology Co., Ltd.	158,129	551,459
Sinbon Electronics Co., Ltd.	325,872	730,356
Sinmag Equipment Corp.	54,726	180,673
Sino-American Silicon Products, Inc.	354,058	395,666
Sinon Corp.	693,662	302,116
Sinphar Pharmaceutical Co., Ltd.	296,346	247,575
Sinyi Realty, Inc.	525,940	473,621
Soft-World International Corp.	82,848	173,098
Solar Applied Materials Technology Co.	336,090	91,162
Solartech Energy Corp.	351,207	206,855
St Shine Optical Co., Ltd.	37,000	829,257
Standard Foods Corp.	382,592	935,755
Systex Corp.	239,000	414,892
Taichung Commercial Bank Co., Ltd.	2,106,632	589,039
Taiflex Scientific Co., Ltd.	254,725	281,896
Tainan Enterprises Co., Ltd.	280,000	322,019
Tainan Spinning Co., Ltd.	1,332,105	507,917
Taisun Enterprise Co., Ltd. (b)	646,549	264,560
Taiwan Acceptance Corp.	184,000	421,513
Taiwan Business Bank (b)	3,673,652	931,538
Taiwan Cogeneration Corp.	460,469	354,712
Taiwan Fertilizer Co., Ltd.	209,000	277,617
Taiwan Hon Chuan Enterprise Co., Ltd. (a)	332,218	493,811
Taiwan Land Development Corp.	470,003	154,438
Taiwan Secom Co., Ltd.	284,961	821,519
Taiwan Surface Mounting Technology Corp.	313,308	267,573
Taiyen Biotech Co., Ltd.	313,979	307,078
Tatung Co., Ltd. (b)	2,271,691	359,848
Test Rite International Co., Ltd.	406,896	252,268
Thye Ming Industrial Co., Ltd.	231,218	216,102
Ton Yi Industrial Corp.	343,000	152,579
Tong Hsing Electronic Industries, Ltd.	80,327	282,622
Tong Yang Industry Co., Ltd.	360,872	534,725
Topco Scientific Co., Ltd.	226,965	467,875
Transcend Information, Inc.	170,484	515,801
Tripod Technology Corp.	388,353	752,412
TSRC Corp.	463,028	424,862
TTY Biopharm Co., Ltd.	195,436	687,622
Tung Ho Steel Enterprise Corp.	551,258	325,536
Tung Thih Electronic Co., Ltd.	52,893	842,773
TXC Corp.	380,120	526,717
U-Ming Marine Transport Corp. (a)	349,000	268,844
Unimicron Technology Corp.	753,000	329,127
Unity Opto Technology Co., Ltd.	252,307	124,358

Unizyx Holding Corp.	428,694	209,304
UPC Technology Corp.	698,914	196,291
USI Corp.	833,318	322,901
Visual Photonics Epitaxy Co., Ltd.	223,162	338,281
Wafer Works Corp. (b)	376,872	116,126
Walsin Lihwa Corp. (b)	2,430,000	659,118
Wan Hai Lines, Ltd.	874,320	482,436
Waterland Financial Holdings Co., Ltd.	1,754,660	433,511
Wei Chuan Foods Corp. (b)	231,899	151,681
Weikeng Industrial Co., Ltd	265,628	156,862
Winbond Electronics Corp. (b)	2,070,730	572,582
Wistron NeWeb Corp. (a)	162,435	413,401
WUS Printed Circuit Co., Ltd.	341,000	301,793
Yageo Corp. (b)	437,640	724,448
Yang Ming Marine Transport Corp. (b)	1,242,788	302,424
YFY, Inc.	1,620,941	487,905
Yieh Phui Enterprise Co., Ltd.	922,924	226,018
Yungtay Engineering Co., Ltd.	325,000	458,399
Zenitron Corp.	275,348	157,907
Zinwell Corp.	272,674	336,415

		82,250,968

THAILAND — 4.0%
Bangkok Land PCL NVDR	10,906,800	505,922
Central Plaza Hotel PCL NVDR	335,000	355,115
Chularat Hospital PCL NVDR (a)	2,415,400	213,083
Dynasty Ceramic PCL NVDR	2,525,220	301,819
Esso Thailand PCL NVDR (b)	724,900	124,805
GFPT PCL	218,400	67,745
Group Lease PCL NVDR	124,000	127,035
Gunkul Engineering PCL NVDR	464,160	73,309
Hana Microelectronics PCL	858,657	720,842
Ichitan Group PCL NVDR (a)	1,090,600	375,534
Inter Far East Energy Corp. NVDR	269,900	48,388
International Engineering PCL (b)	66,455,434	56,735
Jasmine International PCL NVDR	4,205,200	676,135
KCE Electronics PCL NVDR	19,500	46,197
Kiatnakin Bank PCL NVDR	367,400	454,807
LPN Development PCL NVDR (a)	652,100	239,388
Major Cineplex Group PCL NVDR	177,600	166,784
MBK PCL NVDR	465,100	189,270
MK Restaurants Group PCL NVDR	509,000	709,761
Precious Shipping PCL (a) (b)	442,900	80,035
Pruksa Real Estate PCL NVDR	150,800	108,358
PTG Energy PCL NVDR	141,100	98,778
Robinson Department Store PCL NVDR	265,600	512,077
Siam Global House PCL NVDR	697,974	270,132
Sino-Thai Engineering & Construction PCL NVDR (a)	619,300	419,446
Sri Trang Agro-Industry PCL NVDR	362,800	130,088
Srisawad Power 1979 PCL NVDR	223,697	241,903
Supalai PCL NVDR	364,700	248,046
Superblock PCL NVDR (b)	3,526,100	181,623
Thai Airways International PCL NVDR (b)	641,900	440,233
Thai Vegetable Oil PCL NVDR	337,900	307,706
Thaicom PCL NVDR	504,300	308,550
Thanachart Capital PCL	946,242	942,472
Thoresen Thai Agencies PCL (a)	2,621,106	675,043

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Tipco Asphalt PCL NVDR	181,700	$140,903
Tisco Financial Group PCL	233,003	328,220
TPI Polene PCL	781,200	49,798
TTW PCL	1,235,900	393,912
VGI Global Media PCL NVDR	2,873,612	490,657
WHA Corp. PCL NVDR (b)	4,157,130	369,102

		12,189,756

TURKEY — 1.6%
Afyon Cimento Sanayi TAS (b)	47,431	90,057
Albaraka Turk Katilim Bankasi A/S	1,226,411	567,220
Aygaz A/S	91,154	354,390
Dogan Sirketler Grubu Holding A/S (b)	746,234	119,370
GSD Holding A/S	364,332	121,628
Ihlas Holding A/S (b)	3	—
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	1,089,075	484,766
Koza Altin Isletmeleri A/S (b)	63,422	280,758
NET Holding A/S (b)	209,255	214,665
Pegasus Hava Tasimaciligi A/S (a) (b)	30,710	144,918
Petkim Petrokimya Holding A/S	877,126	1,171,270
Sekerbank TAS (b)	821,779	374,361
Sinpas Gayrimenkul Yatirim Ortakligi A/S	3	1
Tekfen Holding A/S (a)	110,332	282,770
Torunlar Gayrimenkul Yatirim Ortakligi A/S .	150,090	263,577
Turkiye Sinai Kalkinma Bankasi A/S	886,627	410,069
Yazicilar Holding A/S Class A	19,882	84,350

		4,964,170

UNITED ARAB EMIRATES — 0.7%
Air Arabia PJSC	1,482,179	528,614
Al Waha Capital PJSC	897,107	481,147
Dana Gas PJSC (b)	2,426,980	363,409
Eshraq Properties Co. PJSC (b)	1,373,776	287,988
National Central Cooling Co. PJSC	539,331	205,566
RAK Properties PJSC	2,207,525	360,599

		2,227,323

TOTAL COMMON STOCKS (Cost $415,890,485)		304,926,671

WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Group Lease PCL (expiring 8/1/18)	13,778	—
International Engineering PCL (expiring 5/22/19) (b)	13,635,806	3,880

		3,880

TOTAL WARRANTS (Cost $—)		3,880

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Alupar Investimento SA (expiring 7/21/16) (b)	4,336	2,097
Cosan Logistica SA (expiring 7/26/16) (b)	219	57

		2,154

HONG KONG — 0.0% (e)
China Singyes Solar Technologies Holdings, Ltd. (expiring 7/11/16) (a) (b)	69,600	1,310

TOTAL RIGHTS (Cost $—)		3,464

SHORT-TERM INVESTMENTS — 7.3%
UNITED STATES — 7.3%
State Street Navigator Securities Lending Prime Portfolio (g) (h)	22,179,045	22,179,045
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (h) (i)	349,371	349,371

TOTAL SHORT-TERM INVESTMENTS (Cost $22,528,416)		22,528,416

TOTAL INVESTMENTS — 106.7% (Cost $438,418,901)		327,462,431
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(20,578,652)

NET ASSETS — 100.0%		$306,883,779

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $425,673, representing 0.1% of the Fund’s net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Investment of cash collateral for securities loaned.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2016.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$190,071	$—		$—		$190,071
Brazil	21,004,920	—		—		21,004,920
Chile	5,833,314	—		—		5,833,314
China	45,729,321	156,970		425,673		46,311,964
Colombia	135,120	—		—		135,120
Cyprus	378,840	—		—		378,840
Czech Republic	694,336	—		—		694,336
Egypt	3,252,696	—		—		3,252,696
Greece	4,918,554	—		—		4,918,554
Hong Kong	12,645,223	—		0	(b)	12,645,223
Hungary	394,186	—		—		394,186
India	31,989,830	186,227		—		32,176,057
Indonesia	12,751,789	—		—		12,751,789
Malaysia	15,764,742	—		—		15,764,742
Mexico	7,531,758	—		0	(b)	7,531,758
Monaco	568,247	—		—		568,247
Peru	2,697,050	—		—		2,697,050
Philippines	5,540,041	—		—		5,540,041
Poland	8,148,893	—		—		8,148,893
Qatar	1,351,550	—		—		1,351,550
Russia	2,483,776	—		—		2,483,776
Singapore	1,171,827	—		—		1,171,827
South Africa	17,349,500	—		0	(b)	17,349,500
Taiwan	82,159,806	91,162		—		82,250,968
Thailand	12,189,756	—		—		12,189,756
Turkey	4,964,170	—		—		4,964,170
United Arab Emirates	2,227,323	—		—		2,227,323
Warrants
Thailand	3,880	0	(a)	—		3,880
Rights
Brazil	2,154	—		—		2,154
Hong Kong	1,310	—		—		1,310
Short-Term Investments	22,528,416	—		—		22,528,416

TOTAL INVESTMENTS	$326,602,399	$434,359		$425,673		$327,462,431

(a)	Fund held Level 2 securities that were valued at $0 at June 30, 2016.
(b)	Fund held Level 3 securities that were valued at $0 at June 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	31,665,561	31,316,190	349,371	$349,371	$2,089	$—
State Street Navigator Securities Lending Prime Portfolio	31,737,344	31,737,344	46,816,274	56,374,573	22,179,045	22,179,045	574,723	—

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 5.9%
Astro Japan Property Group (a)	114,938	$587,954
BGP Holdings PLC (b) (c)	1,313,937	—
BWP Trust	1,064,770	2,885,893
Charter Hall Retail REIT (a)	708,888	2,512,509
Dexus Property Group REIT	2,128,967	14,298,763
Gateway Lifestyle	665,268	1,421,679
Goodman Group REIT	3,493,493	18,494,922
GPT Group REIT	3,979,641	16,031,132
Investa Office Fund REIT	1,370,910	4,368,936
Scentre Group REIT	11,805,542	43,248,799
Westfield Corp.	4,238,660	33,612,530

		137,463,117

AUSTRIA — 0.4%
BUWOG AG (b)	111,973	2,585,578
CA Immobilien Anlagen AG (b)	163,629	2,728,571
IMMOFINANZ AG (a) (b)	1,947,585	4,158,571

		9,472,720

BELGIUM — 0.3%
Befimmo SA	45,835	2,948,289
Cofinimmo SA REIT	44,854	5,269,578

		8,217,867

BRAZIL — 0.2%
BR Malls Participacoes SA	1,358,223	5,447,730

CANADA — 1.5%
Artis Real Estate Investment Trust	164,264	1,707,526
Boardwalk Real Estate Investment Trust	50,468	2,236,805
Canadian Apartment Properties	141,922	3,623,726
Canadian Real Estate Investment Trust	78,589	2,922,806
Crombie Real Estate Investment Trust	82,450	974,519
Dream Office Real Estate Investment Trust .	115,838	1,657,250
First Capital Realty, Inc. (a)	260,230	4,440,361
H&R Real Estate Investment Trust	305,825	5,300,778
InnVest Real Estate Investment Trust	87,242	468,220
RioCan Real Estate Investment Trust	351,857	7,946,382
Smart Real Estate Investment Trust REIT	141,433	4,160,114

		35,438,487

FRANCE — 4.1%
Fonciere Des Regions	96,480	8,575,824
Gecina SA REIT	79,918	10,876,145
Klepierre REIT	420,605	18,620,744
Mercialys SA	39,911	851,532
Unibail-Rodamco SE (a)	218,427	56,697,824

		95,622,069

HONG KONG — 2.9%
Champion REIT	4,736,462	2,674,122
Hang Lung Properties, Ltd.	4,686,018	9,434,915
Hongkong Land Holdings, Ltd.	2,608,500	15,885,765
Hysan Development Co., Ltd.	1,368,731	6,077,995

Link REIT	4,973,182	33,847,087
Prosperity REIT	2,455,000	1,006,310

		68,926,194

ITALY — 0.1%
Beni Stabili SpA SIIQ (b)	2,312,092	1,429,436
Immobiliare Grande Distribuzione SIIQ SpA	745,179	607,646

		2,037,082

JAPAN — 9.5%
Activia Properties, Inc.	1,216	6,448,036
Aeon Mall Co., Ltd.	253,800	3,300,216
AEON REIT Investment Corp.	2,402	2,751,097
Daibiru Corp.	131,300	1,122,430
Daiwa Office Investment Corp.	717	4,256,292
Frontier Real Estate Investment Corp. (a)	1,105	5,751,730
Fukuoka Corp. REIT	1,495	2,964,061
Global One Real Estate Investment Corp.	401	1,479,467
Hankyu REIT, Inc.	1,330	1,697,017
Heiwa Real Estate Co., Ltd.	76,400	964,402
Hoshino Resorts REIT, Inc.	181	2,281,246
Hulic Co., Ltd.	999,000	10,438,912
Hulic, Inc. REIT	1,926	3,525,712
Japan Excellent, Inc. (a)	2,776	3,804,519
Japan Prime Realty Investment Corp. (a)	1,935	8,317,916
Japan Real Estate Investment Corp.	2,911	17,989,804
Japan Rental Housing Investments, Inc.	3,573	2,932,514
Japan Retail Fund Investment Corp. REIT	5,677	14,503,769
Kenedix Office Investment Corp. REIT	904	5,401,618
Kenedix Residential Investment Corp.	758	2,057,735
Kenedix Retail REIT Corp.	913	2,462,493
MCUBS MidCity Investment Corp.	566	1,950,297
Mitsui Fudosan Co., Ltd.	2,204,000	50,088,956
Mori Hills Investment Corp. REIT	3,127	4,913,465
Mori Trust Sogo REIT, Inc.	2,230	4,234,370
Nippon Building Fund, Inc. (a)	3,142	19,386,743
NTT Urban Development Corp.	240,900	2,564,215
Orix JREIT, Inc. REIT	5,387	9,310,021
Premier Investment Corp.	2,459	3,238,239
Tokyu Fudosan Holdings Corp.	1,136,600	7,024,119
Tokyu REIT, Inc. (a)	2,013	2,866,744
Top REIT, Inc.	398	1,611,941
United Urban Investment Corp.	6,120	11,042,129

		222,682,225

NETHERLANDS — 0.5%
Atrium European Real Estate, Ltd. (b)	366,507	1,570,458
Eurocommercial Properties NV	107,659	4,598,762
Vastned Retail NV	41,913	1,699,790
Wereldhave NV	90,210	4,083,914

		11,952,924

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

NEW ZEALAND — 0.4%
Argosy Property, Ltd.	1,846,827	$1,506,030
Goodman Property Trust	2,247,435	2,072,807
Kiwi Property Group, Ltd.	2,812,000	2,984,033
Precinct Properties New Zealand, Ltd.	2,230,125	1,977,427

		8,540,297

PHILIPPINES — 1.2%
Ayala Land, Inc.	13,048,800	10,761,325
Robinsons Land Corp.	3,473,000	2,177,661
SM Prime Holdings, Inc.	25,613,500	14,862,608

		27,801,594

SINGAPORE — 2.7%
Ascendas REIT	5,036,439	9,280,310
Cambridge Industrial Trust	2,210,771	903,428
CapitaLand Commercial Trust (a)	4,457,982	4,885,596
CapitaLand Mall Trust REIT	5,890,460	9,322,149
CapitaLand, Ltd.	5,567,600	12,699,704
Frasers Commercial Trust	1,275,556	1,208,362
Global Logistic Properties, Ltd.	6,731,600	9,027,816
GuocoLand, Ltd.	565,299	777,029
Keppel REIT	3,941,000	3,074,560
Mapletree Logistics Trust	3,265,773	2,426,460
Starhill Global REIT	3,072,824	1,792,233
Suntec Real Estate Investment Trust	5,610,674	7,378,626
United Industrial Corp., Ltd. (a)	441,644	905,667

		63,681,940

SOUTH AFRICA — 0.6%
Growthpoint Properties, Ltd. REIT	4,898,404	8,589,349
Hyprop Investments, Ltd	453,916	4,025,889
SA Corporate Real Estate Fund Nominees Pty, Ltd.	3,725,596	1,310,128

		13,925,366

SPAIN — 0.0% (d)
Martinsa Fadesa SA (b) (c)	178	—

SWEDEN — 0.7%
Castellum AB	572,087	8,095,794
Fabege AB	313,493	5,283,652
Kungsleden AB	343,486	2,219,583

		15,599,029

SWITZERLAND — 1.0%
PSP Swiss Property AG	89,510	8,682,709
Swiss Prime Site AG (b)	154,947	14,028,254

		22,710,963

THAILAND — 0.2%
Central Pattana PCL NVDR	2,968,200	5,046,954

UNITED KINGDOM — 4.7%
Big Yellow Group PLC REIT	327,501	3,419,244
British Land Co. PLC REIT	2,281,769	18,515,133
Capital & Counties Properties PLC (a)	1,655,671	6,573,504
Derwent London PLC	246,217	8,600,504
Grainger PLC	918,998	2,600,770
Great Portland Estates PLC REIT	762,117	6,382,770
Hammerson PLC	1,750,045	12,586,297
Intu Properties PLC (a)	1,808,318	7,012,761
Land Securities Group PLC REIT	1,785,315	24,796,870

Segro PLC	1,656,802	$9,184,830
Shaftesbury PLC	614,538	7,221,112
Workspace Group PLC	259,071	2,387,919

		109,281,714

UNITED STATES — 62.8%
Acadia Realty Trust (a)	159,250	5,656,560
Alexandria Real Estate Equities, Inc. (a)	164,306	17,008,957
American Campus Communities, Inc.	290,160	15,340,759
American Homes 4 Rent Class A	399,209	8,175,800
Apartment Investment & Management Co. Class A REIT	348,401	15,385,388
Apple Hospitality REIT, Inc.	344,729	6,484,352
Ashford Hospitality Prime, Inc.	57,512	813,220
Ashford Hospitality Trust, Inc.	173,036	929,203
AvalonBay Communities, Inc. REIT	305,579	55,123,396
Boston Properties, Inc. REIT	342,327	45,152,931
Brandywine Realty Trust	388,032	6,518,938
Brixmor Property Group, Inc. (a)	460,746	12,191,339
Camden Property Trust (a)	193,549	17,113,603
Care Capital Properties, Inc.	187,304	4,909,238
CBL & Associates Properties, Inc. (a)	339,914	3,164,599
Cedar Realty Trust, Inc. (a)	166,915	1,240,178
Colony Starwood Homes (a)	83,260	2,532,769
Columbia Property Trust, Inc.	273,799	5,859,299
Corporate Office Properties Trust	211,011	6,239,595
Cousins Properties, Inc.	445,489	4,633,086
CubeSmart REIT	396,122	12,232,247
DCT Industrial Trust, Inc. REIT	196,360	9,433,134
DDR Corp. REIT	684,896	12,424,013
DiamondRock Hospitality Co.	448,202	4,047,264
Digital Realty Trust, Inc. REIT (a)	326,601	35,596,243
Douglas Emmett, Inc. (a)	312,355	11,094,850
Duke Realty Corp.	771,392	20,565,311
DuPont Fabros Technology, Inc.	165,540	7,869,772
EastGroup Properties, Inc.	71,763	4,945,906
Education Realty Trust, Inc.	146,493	6,759,187
Equity Commonwealth (b)	279,437	8,140,000
Equity LifeStyle Properties, Inc.	178,749	14,308,857
Equity One, Inc.	202,714	6,523,337
Equity Residential REIT	814,404	56,096,148
Essex Property Trust, Inc. REIT	145,569	33,202,833
Extra Space Storage, Inc. REIT	278,514	25,773,686
Federal Realty Investment Trust REIT	157,687	26,105,083
FelCor Lodging Trust, Inc.	286,843	1,787,032
First Industrial Realty Trust, Inc. (a)	259,923	7,231,058
First Potomac Realty Trust (a)	129,222	1,188,842
Forest City Realty Trust, Inc. Class A	489,916	10,930,026
Franklin Street Properties Corp.	199,960	2,453,509
General Growth Properties, Inc. REIT	1,299,060	38,737,969
HCP, Inc. REIT	1,041,004	36,830,722
Healthcare Realty Trust, Inc. REIT	232,354	8,130,066
Hersha Hospitality Trust (a)	101,026	1,732,596
Highwoods Properties, Inc.	217,420	11,479,776
Hospitality Properties Trust	336,092	9,679,450

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Host Hotels & Resorts, Inc. REIT (a)	1,665,876	$27,003,850
Hudson Pacific Properties, Inc. REIT	197,573	5,765,180
Kilroy Realty Corp. REIT	205,028	13,591,306
Kimco Realty Corp. REIT	935,351	29,351,314
Kite Realty Group Trust	186,030	5,214,421
LaSalle Hotel Properties (a)	250,714	5,911,836
Liberty Property Trust REIT	327,112	12,992,889
LTC Properties, Inc.	84,715	4,382,307
Macerich Co. REIT	280,837	23,980,671
Mack-Cali Realty Corp. (a)	199,815	5,395,005
Mid-America Apartment Communities, Inc.	168,029	17,878,286
Monogram Residential Trust, Inc.	369,738	3,775,025
National Storage Affiliates Trust (a)	49,947	1,039,897
New York REIT, Inc.	369,001	3,413,259
NexPoint Residential Trust, Inc. (a)	46,431	845,044
Parkway Properties, Inc.	183,047	3,062,376
Pebblebrook Hotel Trust (a)	160,890	4,223,363
Pennsylvania Real Estate Investment Trust .	152,574	3,272,712
Piedmont Office Realty Trust, Inc. Class A .	321,744	6,930,366
Post Properties, Inc. REIT	118,607	7,240,957
Prologis, Inc. REIT	1,170,594	57,405,930
PS Business Parks, Inc.	43,479	4,612,252
Public Storage REIT	328,348	83,922,465
Ramco-Gershenson Properties Trust (a)	174,760	3,427,044
Regency Centers Corp.	217,136	18,180,797
Retail Opportunity Investments Corp.	224,534	4,865,652
Rexford Industrial Realty, Inc.	146,401	3,087,597
RLJ Lodging Trust REIT	276,771	5,936,738
Rouse Properties, Inc.	82,057	1,497,540
Saul Centers, Inc.	25,062	1,546,576
Senior Housing Properties Trust	529,982	11,039,525
Seritage Growth Properties Class A REIT (a)	32,689	1,629,220
Silver Bay Realty Trust Corp. REIT	78,897	1,343,616
Simon Property Group, Inc. REIT	687,981	149,223,079
SL Green Realty Corp. REIT	223,009	23,743,768
Sovran Self Storage, Inc.	103,118	10,819,141
Sun Communities, Inc. REIT	144,264	11,056,393
Sunstone Hotel Investors, Inc. REIT	480,245	5,796,557
Tanger Factory Outlet Centers, Inc.	210,783	8,469,261
Taubman Centers, Inc. (a)	133,779	9,926,402
Tier REIT, Inc.	107,527	1,648,389
UDR, Inc. REIT	595,583	21,988,924
Universal Health Realty Income Trust	26,788	1,531,738
Urban Edge Properties	204,957	6,120,016
Ventas, Inc. REIT	753,428	54,864,627
Vornado Realty Trust REIT	395,454	39,592,854
Washington Real Estate Investment Trust	162,732	5,119,549
Weingarten Realty Investors REIT	257,725	10,520,334
Welltower, Inc. REIT	795,362	60,582,724
WP Glimcher, Inc. (a)	413,457	4,626,584
Xenia Hotels & Resorts, Inc. (a)	245,750	4,123,685

		1,473,291,168

TOTAL COMMON STOCKS (Cost $2,068,556,631)		2,337,139,440

SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (f)		4,871,680
State Street Navigator Securities Lending Prime Portfolio (f) (g)		102,849,974

TOTAL SHORT-TERM INVESTMENTS (Cost $107,721,654)		107,721,654

TOTAL INVESTMENTS — 104.3% (Cost $2,176,278,285)		2,444,861,094
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(100,853,300)

NET ASSETS — 100.0%		$2,344,007,794

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$137,463,117	$—	$0	(a)	$137,463,117
Austria	9,472,720	—	—		9,472,720
Belgium	8,217,867	—	—		8,217,867
Brazil	5,447,730	—	—		5,447,730
Canada	35,438,487	—	—		35,438,487
France	95,622,069	—	—		95,622,069
Hong Kong	68,926,194	—	—		68,926,194
Italy	2,037,082	—	—		2,037,082
Japan	222,682,225	—	—		222,682,225
Netherlands	11,952,924	—	—		11,952,924
New Zealand	8,540,297	—	—		8,540,297
Philippines	27,801,594	—	—		27,801,594
Singapore	63,681,940	—	—		63,681,940
South Africa	13,925,366	—	—		13,925,366
Spain	—	—	0	(a)	—
Sweden	15,599,029	—	—		15,599,029
Switzerland	22,710,963	—	—		22,710,963
Thailand	5,046,954	—	—		5,046,954
United Kingdom	109,281,714	—	—		109,281,714
United States	1,473,291,168	—	—		1,473,291,168
Short-Term Investments	107,721,654	—	—		107,721,654

TOTAL INVESTMENTS	$2,444,861,094	$—	$0		$2,444,861,094

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,964,339	$3,964,339	112,930,948	112,023,607	4,871,680	$4,871,680	$10,793	$—
State Street Navigator Securities Lending Prime Portfolio .	20,157,461	20,157,461	571,743,352	489,050,839	102,849,974	102,849,974	216,482	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 2.4%
Aristocrat Leisure, Ltd.	9,140	$93,918
Automotive Holdings Group, Ltd.	11,139	31,186
Crown Resorts, Ltd.	6,592	61,895
Fairfax Media, Ltd.	38,525	26,678
Tatts Group, Ltd.	24,221	68,893

		282,570

BELGIUM — 0.3%
D’ieteren SA	804	34,683

CANADA — 3.7%
Amaya, Inc. (a) (b)	678	10,347
Canadian Tire Corp., Ltd. Class A	1,105	119,757
Gildan Activewear, Inc.	2,681	78,116
Magna International, Inc.	3,447	120,368
Restaurant Brands International, Inc.	651	26,959
Shaw Communications, Inc. Class B	3,658	69,853

		425,400

DENMARK — 0.7%
Pandora A/S	642	86,951

FINLAND — 0.4%
Nokian Renkaat Oyj	980	34,872
Sanoma Oyj (a)	2,494	14,560

		49,432

FRANCE — 10.4%
Accor SA	1,478	56,960
Christian Dior SE	331	53,247
Cie Generale des Etablissements Michelin	1,460	138,209
Havas SA	6,151	47,656
Hermes International	175	65,509
Kering	617	99,700
Lagardere SCA	1,140	24,886
LVMH Moet Hennessy Louis Vuitton SE (a)	1,613	243,707
Peugeot SA (b)	1,008	12,111
Publicis Groupe SA	944	63,480
Renault SA	1,383	105,154
Sodexo SA	929	99,863
Valeo SA (a)	1,578	70,351
Vivendi SA	7,060	132,552

		1,213,385

GERMANY — 9.7%
adidas AG	1,620	231,176
Bayerische Motoren Werke AG	1,796	131,269
Bayerische Motoren Werke AG, Preference Shares	303	19,214
Continental AG	596	112,098
Daimler AG	5,878	349,494
HUGO BOSS AG	194	10,970
Leoni AG (a)	185	5,057
Porsche Automobil Holding SE Preference Shares	679	31,181
ProSiebenSat.1 Media SE	1,014	44,176
TUI AG	5,622	63,994
Volkswagen AG	166	22,204
Volkswagen AG, Preference Shares	903	108,645

		1,129,478

HONG KONG — 3.3%
Esprit Holdings, Ltd. (a) (b)	20,182	14,984
Fairwood Holdings, Ltd.	14,000	54,048
Galaxy Entertainment Group, Ltd.	14,000	41,506
Giordano International, Ltd.	70,000	32,212
Global Brands Group Holding, Ltd. (b)	54,000	4,733
Li & Fung, Ltd. (a)	54,000	26,033
Pico Far East Holdings, Ltd.	94,000	26,535
Sands China, Ltd.	20,800	69,575
Shangri-La Asia, Ltd.	14,500	14,485
SJM Holdings, Ltd.	21,000	12,750
Techtronic Industries Co., Ltd.	13,500	56,120
Yuxing InfoTech Investment Holdings, Ltd. (a) (b)	80,000	26,605

		379,586

IRELAND — 0.2%
Paddy Power Betfair PLC	234	24,566

ITALY — 0.5%
Ferrari NV	677	27,565
Luxottica Group SpA	131	6,351
Mediaset SpA	7,193	25,028

		58,944

JAPAN — 35.1%
Aisin Seiki Co., Ltd.	2,000	80,612
Aoyama Trading Co., Ltd.	1,200	43,981
Asics Corp.	700	11,709
Bandai Namco Holdings, Inc.	3,400	87,262
Benesse Holdings, Inc.	1,400	32,765
Bookoff Corp.	1,300	10,505
Bridgestone Corp. (a)	5,500	175,256
Can Do Co., Ltd. (a)	700	11,190
Casio Computer Co., Ltd. (a)	3,400	48,519
Denso Corp.	2,700	94,141
Dentsu, Inc. (a)	2,400	111,590
Fast Retailing Co., Ltd.	388	103,250
Fuji Corp., Ltd.	2,700	17,107
Fuji Heavy Industries, Ltd.	3,800	128,827
GLOBERIDE, Inc.	700	11,456
Gunze, Ltd.	13,000	36,241
Haseko Corp.	2,100	20,900
Honda Motor Co., Ltd.	9,400	235,710
Isetan Mitsukoshi Holdings, Ltd.	4,500	39,741
Isuzu Motors, Ltd.	3,700	45,028
Kappa Create Co., Ltd. (a)	700	8,741
Koito Manufacturing Co., Ltd.	700	31,899
Kojima Co., Ltd. (b)	8,900	20,647
Konaka Co., Ltd.	5,100	24,111
Kyoritsu Maintenance Co., Ltd. (a)	300	19,914
Kyoto Kimono Yuzen Co., Ltd.	3,000	23,716
Mazda Motor Corp.	3,100	41,065
Mitsubishi Motors Corp. (a)	2,700	12,343
NGK Spark Plug Co., Ltd.	1,000	14,904
Nikon Corp. (a)	3,400	45,934
Nissan Motor Co., Ltd. (a)	13,400	119,893
Nitori Holdings Co., Ltd.	400	48,114
Oriental Land Co., Ltd.	2,000	129,135
Otsuka Kagu, Ltd. (a)	1,800	18,862
Panasonic Corp.	11,900	102,192

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Pioneer Corp. (a) (b)	2,800	$4,858
Rakuten, Inc. (a)	5,500	59,107
Resorttrust, Inc.	2,600	55,807
Ringer Hut Co., Ltd.	1,000	23,033
Ryohin Keikaku Co., Ltd.	200	48,504
Sanrio Co., Ltd. (a)	300	5,322
Sanyo Housing Nagoya Co., Ltd. (a)	1,500	13,656
Sega Sammy Holdings, Inc.	600	6,428
Sekisui Chemical Co., Ltd.	7,000	85,564
Sekisui House, Ltd.	7,000	121,420
Sharp Corp. (a) (b)	7,000	7,506
Shimano, Inc.	1,100	166,517
Sony Corp.	7,100	206,792
Stanley Electric Co., Ltd.	2,100	44,358
Suminoe Textile Co., Ltd.	6,000	11,171
Sumitomo Electric Industries, Ltd.	4,400	57,493
Sumitomo Forestry Co., Ltd.	5,900	79,365
Suzuki Motor Corp.	3,100	83,204
Toho Co., Ltd.	900	24,774
Toyota Industries Corp.	1,700	66,863
Toyota Motor Corp.	16,400	807,611
Yamada Denki Co., Ltd. (a)	8,700	45,794
Yamaha Corp. (a)	900	24,011
Yamaha Motor Co., Ltd. (a)	1,400	21,029

		4,077,447

LUXEMBOURG — 0.5%
SES SA	2,494	53,779

MACAU — 0.2%
Wynn Macau, Ltd. (a)	13,600	19,529

NETHERLANDS — 1.5%
Altice NV Class A (a) (b)	1,314	19,678
Altice NV Class B (b)	437	6,566
Wolters Kluwer NV	3,689	149,834

		176,078

NORWAY — 0.5%
Schibsted ASA Class A	910	27,046
Schibsted ASA Class B	910	25,925

		52,971

SINGAPORE — 0.7%
Genting Singapore PLC	42,000	22,624
Singapore Press Holdings, Ltd. (a)	21,000	61,632

		84,256

SOUTH KOREA — 5.0%
Cheil Worldwide, Inc.	1,045	15,332
Coway Co., Ltd.	339	30,755
Fila Korea, Ltd.	101	7,971
Hankook Tire Co., Ltd.	772	34,182
Hanon Systems	1,296	11,814
Hanssem Co., Ltd.	150	20,706
HLB, Inc. (b)	1,001	18,076
Hotel Shilla Co., Ltd.	250	14,737
Hyundai Department Store Co., Ltd.	148	16,575
Hyundai Engineering Plastics Co., Ltd.	2,026	16,288
Hyundai Mobis Co., Ltd.	414	90,574
Hyundai Motor Co. (b)	927	109,049
Hyundai Wia Corp.	151	11,680
Kangwon Land, Inc.	623	22,554

Kia Motors Corp.	1,682	63,083
LG Electronics, Inc.	654	30,603
Lotte Shopping Co., Ltd.	103	18,108
Multicampus Co., Ltd.	373	12,322
Seoul Auction Co., Ltd.	1,576	21,892
Seoyon Co., Ltd.	843	7,904
Seoyon E-Hwa Co., Ltd.	453	5,054

		579,259

SPAIN — 2.1%
Industria de Diseno Textil SA	6,791	225,655
NH Hotel Group SA (a) (b)	3,641	15,290

		240,945

SWEDEN — 2.2%
Electrolux AB Series B	3,386	91,317
Hennes & Mauritz AB Class B	5,855	170,342

		261,659

SWITZERLAND — 2.5%
Cie Financiere Richemont SA	3,207	186,817
Dufry AG (a) (b)	152	18,146
Swatch Group AG	303	88,020

		292,983

UNITED KINGDOM — 15.1%
Burberry Group PLC	3,683	57,112
Compass Group PLC	13,294	252,709
Fiat Chrysler Automobiles NV (a)	6,770	41,329
GKN PLC	12,807	46,174
Home Retail Group PLC	10,221	20,891
Informa PLC	7,062	68,774
ITV PLC	30,140	72,403
Kingfisher PLC	24,738	106,650
Marks & Spencer Group PLC	13,267	56,522
Next PLC	1,890	124,559
Ocado Group PLC (a) (b)	2,358	7,272
Pearson PLC	7,891	102,006
RELX NV	10,290	178,448
RELX PLC	9,681	178,076
Sky PLC	9,260	104,972
Sports Direct International PLC (b)	1,384	5,911
Thomas Cook Group PLC (a) (b)	6,107	5,131
WH Smith PLC	648	13,635
Whitbread PLC	2,547	118,897
WPP PLC	9,639	199,982

		1,761,453

UNITED STATES — 2.3%
Carnival PLC	1,853	81,992
International Game Technology PLC (a)	1,838	34,444
Thomson Reuters Corp. (a)	3,659	147,267

		263,703

TOTAL COMMON STOCKS (Cost $13,854,110)		11,549,057

WARRANTS — 0.1%
FRANCE — 0.1%
Peugeot SA (expiring 4/29/17) (b) (Cost $7,744)	3,417	6,036

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 7.1%
UNITED STATES — 7.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d)	15,350	$15,350
State Street Navigator Securities Lending Prime Portfolio (c) (e)	812,863	812,863

		828,213

TOTAL SHORT-TERM INVESTMENTS (Cost $828,213)		828,213

TOTAL INVESTMENTS — 106.5%
(Cost $14,690,067)		12,383,306
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(752,919)

NET ASSETS — 100.0%		$11,630,387

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$282,570	$—	$—	$282,570
Belgium	34,683	—	—	34,683
Canada	425,400	—	—	425,400
Denmark	86,951	—	—	86,951
Finland	49,432	—	—	49,432
France	1,213,385	—	—	1,213,385
Germany	1,129,478	—	—	1,129,478
Hong Kong	379,586	—	—	379,586
Ireland	24,566	—	—	24,566
Italy	58,944	—	—	58,944
Japan	4,077,447	—	—	4,077,447
Luxembourg	53,779	—	—	53,779
Macau	19,529	—	—	19,529
Netherlands	176,078	—	—	176,078
Norway	52,971	—	—	52,971
Singapore	84,256	—	—	84,256
South Korea	579,259	—	—	579,259
Spain	240,945	—	—	240,945
Sweden	261,659	—	—	261,659
Switzerland	292,983	—	—	292,983
United Kingdom	1,761,453	—	—	1,761,453
United States	263,703	—	—	263,703
Warrants
France	6,036	—	—	6,036
Short-Term Investments	828,213	—	—	828,213

TOTAL INVESTMENTS	$12,383,306	$—	$—	$12,383,306

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund	46,679	$46,679	437,042	468,371	15,350	$15,350	$81	$—
State Street Navigator Securities Lending Prime Portfolio	2,025,769	2,025,769	8,447,288	9,660,194	812,863	812,863	7,264	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 3.7%
Bellamy’s Australia, Ltd. (a)	931	$7,078
Blackmores, Ltd. (a)	159	15,555
Coca-Cola Amatil, Ltd.	11,741	71,950
Metcash, Ltd. (a) (b)	5,085	7,194
Treasury Wine Estates, Ltd.	16,220	111,474
Wesfarmers, Ltd.	21,225	633,746
Woolworths, Ltd.	22,985	357,525

		1,204,522

BELGIUM — 6.5%
Anheuser-Busch InBev SA	14,428	1,884,985
Delhaize Group	2,115	222,113
Ontex Group NV	233	7,315

		2,114,413

CANADA — 3.1%
AGT Food & Ingredients, Inc. (a)	508	13,882
Alimentation Couche-Tard, Inc. Class B	6,848	292,544
Clearwater Seafoods, Inc.	591	6,362
Corby Spirit and Wine, Ltd.	1,490	23,290
Cott Corp.	2,202	30,621
Empire Co., Ltd. Class A	2,161	31,965
George Weston, Ltd.	82	7,060
High Liner Foods, Inc.	241	3,498
Jean Coutu Group PJC, Inc. Class A	489	7,530
KP Tissue, Inc. (a)	1,339	12,743
Liquor Stores N.A., Ltd. (a)	1,318	9,266
Loblaw Cos., Ltd.	5,782	307,688
Maple Leaf Foods, Inc.	1,089	23,135
Metro, Inc.	2,978	103,211
North West Co., Inc. (a)	675	15,312
Premium Brands Holdings Corp. (a)	591	24,756
Rogers Sugar, Inc. (a)	2,960	13,470
Saputo, Inc.	3,112	91,944
SunOpta, Inc. (b)	2,435	10,203

		1,028,480

DENMARK — 0.8%
Carlsberg A/S Class B	2,586	245,015
Royal Unibrew A/S	267	11,881
United International Enterprises	46	8,003

		264,899

FAEROE ISLANDS — 0.1%
Bakkafrost P/F	484	18,196

FINLAND — 0.3%
Kesko Oyj Class B	2,232	94,524

FRANCE — 7.4%
Carrefour SA	11,627	286,887
Casino Guichard Perrachon SA (a)	1,255	70,019
Danone SA	11,488	809,276
L’Oreal SA	4,292	820,129
Pernod Ricard SA	4,059	451,385

		2,437,696

GERMANY — 2.6%
Beiersdorf AG	2,321	218,890
Henkel AG & Co. KGaA	142	15,282

Henkel AG & Co. KGaA, Preference Shares	4,733	576,027
METRO AG	1,570	47,913
Suedzucker AG	254	5,580

		863,692

HONG KONG — 0.3%
Common Splendor International Health Industry Group, Ltd. (b)	102,000	9,598
Major Holdings, Ltd. (c)	30,000	7,309
Vitasoy International Holdings, Ltd. (a)	52,000	94,375

		111,282

IRELAND — 1.2%
C&C Group PLC	6,097	23,890
Fyffes PLC	6,346	9,729
Glanbia PLC	1,867	35,115
Greencore Group PLC	10,973	45,106
Kerry Group PLC Class A	2,688	238,481
Origin Enterprises PLC	1,067	6,438
Total Produce PLC	16,106	25,676

		384,435

JAPAN — 19.0%
Aeon Co., Ltd.	16,405	253,615
Ain Holdings, Inc.	700	54,109
Ajinomoto Co., Inc.	11,928	279,742
Ariake Japan Co., Ltd.	500	29,681
Asahi Group Holdings, Ltd.	10,482	337,786
Axial Retailing, Inc.	600	20,645
Calbee, Inc. (a)	1,600	66,439
Coca-Cola East Japan Co., Ltd.	800	15,261
Coca-Cola West Co., Ltd. (a)	700	19,733
Cocokara fine, Inc.	700	36,027
Cosmos Pharmaceutical Corp.	100	20,119
euglena Co., Ltd. (a) (b)	1,500	20,835
Ezaki Glico Co., Ltd.	1,500	87,289
FamilyMart Co., Ltd.	1,400	85,291
Fuji Oil Holdings, Inc.	1,500	27,781
Fujicco Co., Ltd.	1,500	43,221
Genky Stores, Inc.	100	3,650
Hokuto Corp.	1,400	25,697
Ito En, Ltd. (a)	500	19,276
Itoham Yonekyu Holdings, Inc. (b)	1,300	13,318
Japan Tobacco, Inc.	19,278	771,007
Kao Corp.	9,908	572,615
Kenko Mayonnaise Co., Ltd.	700	19,460
Kewpie Corp.	2,900	91,871
Key Coffee, Inc. (a)	2,900	53,511
Kikkoman Corp.	4,000	146,213
Kirin Holdings Co., Ltd. (a)	14,675	246,467
Kobe Bussan Co., Ltd. (a)	200	4,078
Kose Corp.	700	58,612
Kotobuki Spirits Co., Ltd.	800	26,435
Kusuri No Aoki Co., Ltd. (a)	400	25,929
Lawson, Inc.	1,524	121,367
Life Corp. (a)	700	18,798
Lion Corp.	7,000	114,972
Matsumotokiyoshi Holdings Co., Ltd.	1,000	48,592
Megmilk Snow Brand Co., Ltd.	700	24,393

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

MEIJI Holdings Co., Ltd.	2,800	$284,667
Ministop Co., Ltd. (a)	400	6,496
Morinaga & Co., Ltd. (a)	7,000	43,805
NH Foods, Ltd.	3,000	72,902
Nichirei Corp.	10,388	95,081
Nippon Suisan Kaisha, Ltd.	3,800	19,409
Nisshin Seifun Group, Inc.	1,500	23,950
Nissin Foods Holdings Co., Ltd.	1,400	76,284
Oenon Holdings, Inc.	29,351	56,934
Pigeon Corp. (a)	1,400	41,281
Qol Co., Ltd.	400	5,225
S Foods, Inc.	300	8,039
San-A Co., Ltd.	300	14,738
Seven & i Holdings Co., Ltd.	14,775	616,549
Shiseido Co., Ltd.	7,993	205,454
Sugi Holdings Co., Ltd.	200	11,093
Sundrug Co., Ltd.	300	27,956
Suntory Beverage & Food, Ltd.	1,200	54,040
Takara Holdings, Inc.	1,300	11,899
Toyo Suisan Kaisha, Ltd.	1,300	52,461
Tsuruha Holdings, Inc. (a)	700	84,404
Unicharm Corp.	8,700	193,776
UNY Group Holdings Co., Ltd.	11,800	99,033
Valor Holdings Co., Ltd.	700	18,539
Warabeya Nichiyo Co., Ltd.	300	5,509
Welcia Holdings Co., Ltd. (a)	500	31,436
Yakult Honsha Co., Ltd. (a)	2,180	112,198
Yamazaki Baking Co., Ltd.	4,000	111,122
Yaoko Co., Ltd.	400	18,052

		6,206,167

NETHERLANDS — 2.4%
Heineken NV	4,422	406,617
Koninklijke Ahold NV	17,800	393,521

		800,138

NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (b)	12,477	16,262
Scales Corp., Ltd.	5,537	11,712

		27,974

NORWAY — 0.7%
Grieg Seafood ASA	1,848	11,926
Leroy Seafood Group ASA	203	9,534
Marine Harvest ASA (b)	8,960	149,370
Norway Royal Salmon ASA	726	10,628
Orkla ASA	5,299	46,765
Salmar ASA	562	16,595

		244,818

PORTUGAL — 0.1%
Jeronimo Martins SGPS SA	2,584	40,649
Sonae SGPS SA	8,137	6,373

		47,022

SINGAPORE — 0.6%
Delfi, Ltd.	3,800	8,160
Golden Agri-Resources, Ltd.	164,975	42,901
Wilmar International, Ltd.	60,000	145,330

		196,391

SOUTH KOREA — 3.9%
Able C&C Co., Ltd.	271	8,258
Amorepacific Corp.	461	172,697
AMOREPACIFIC Group	421	61,221
BGF retail Co., Ltd.	153	28,359
Binggrae Co., Ltd.	146	8,581
CJ CheilJedang Corp.	112	37,776
CJ Freshway Corp.	118	4,794
Coreana Cosmetics Co., Ltd.	433	3,030
Cosmax BTI, Inc.	62	3,429
Cosmax, Inc.	87	12,878
Crown Confectionery Co., Ltd.	410	14,238
Dae Han Flour Mills Co., Ltd.	137	21,112
Daesang Corp.	665	15,848
Dongsuh Cos., Inc.	1,350	39,087
Dongwon F&B Co., Ltd.	13	3,200
Dongwon Industries Co., Ltd.	56	15,169
E-MART, Inc.	298	44,757
GS Retail Co., Ltd.	411	19,446
Harim Co., Ltd. (b)	2,157	8,783
Hite Jinro Co., Ltd.	600	12,423
Hyundai Greenfood Co., Ltd.	656	10,593
Jinro Distillers Co., Ltd.	694	20,003
Korea Kolmar Co., Ltd.	194	16,842
Korea Kolmar Holdings Co., Ltd.	105	5,488
KT&G Corp.	2,114	250,520
Leaders Cosmetics Co., Ltd. (b)	229	5,249
LG Household & Health Care, Ltd.	166	160,977
LG Household & Health Care, Ltd. Preference Shares	15	8,595
Lotte Chilsung Beverage Co., Ltd.	5	7,753
Lotte Confectionery Co., Ltd.	150	25,459
Lotte Food Co., Ltd.	37	27,368
Maeil Dairy Industry Co., Ltd.	542	20,516
Muhak Co., Ltd.	225	4,737
Namyang Dairy Products Co., Ltd.	16	9,557
Nong Woo Bio Co., Ltd.	716	15,851
NongShim Co., Ltd.	56	18,183
Orion Corp.	59	48,251
Ottogi Corp.	59	42,156
Pulmuone Co., Ltd.	26	3,329
Sajo Industries Co., Ltd. (b)	193	10,020
Samlip General Foods Co., Ltd.	29	4,721
Samyang Holdings Corp.	119	15,135
Sunjin Co., Ltd.	290	6,987

		1,273,376

SPAIN — 0.5%
Distribuidora Internacional de Alimentacion SA (a)	5,268	30,445
Ebro Foods SA	5,163	118,043

		148,488

SWEDEN — 1.4%
ICA Gruppen AB (a)	885	29,425
Svenska Cellulosa AB SCA Class A	2,042	64,807
Svenska Cellulosa AB SCA Class B	6,403	203,289
Swedish Match AB	4,751	164,017

		461,538

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SWITZERLAND — 14.5%
Aryzta AG (a) (b)	1,226	$45,103
Barry Callebaut AG (b)	7	8,601
Chocoladefabriken Lindt & Spruengli AG	53	315,541
Coca-Cola HBC AG (b)	2,926	59,063
Nestle SA	55,589	4,288,148
Oriflame Holding AG (a) (b)	890	22,500

		4,738,956

UNITED KINGDOM — 30.2%
Associated British Foods PLC (a)	5,086	184,864
Booker Group PLC	11,373	26,363
British American Tobacco PLC	32,585	2,109,593
Coca-Cola European Partners PLC (a)	1,036	36,975
Cranswick PLC	273	7,616
Diageo PLC	45,371	1,265,503
Greggs PLC	693	8,986
Imperial Brands PLC	17,081	925,571
J Sainsbury PLC (a)	29,369	91,202
Reckitt Benckiser Group PLC	11,952	1,196,710
SABMiller PLC	16,281	951,106
Tate & Lyle PLC	11,343	101,367
Tesco PLC (b)	143,739	336,071
Unilever NV	30,039	1,398,613
Unilever PLC	23,086	1,104,528
Wm Morrison Supermarkets PLC (a)	49,798	124,752

		9,869,820

TOTAL COMMON STOCKS (Cost $32,410,603)		32,536,827

SHORT-TERM INVESTMENTS — 3.5%
UNITED STATES — 3.5%
State Street Navigator Securities Lending Prime Portfolio (d) (e)	$1,122,351	$1,122,351
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (f)	22,906	22,906

		1,145,257

TOTAL SHORT-TERM INVESTMENTS (Cost $1,145,257)		1,145,257

TOTAL INVESTMENTS — 102.9%
(Cost $33,555,860)		33,682,084
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(949,185)

NET ASSETS — 100.0%		$32,732,899

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of June 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,204,522	$—	$—	$1,204,522
Belgium	2,114,413	—	—	2,114,413
Canada	1,028,480	—	—	1,028,480
Denmark	264,899	—	—	264,899
Faeroe Islands	18,196	—	—	18,196
Finland	94,524	—	—	94,524
France	2,437,696	—	—	2,437,696
Germany	863,692	—	—	863,692
Hong Kong	111,282	—	—	111,282
Ireland	384,435	—	—	384,435

See accompanying Notes to Schedule of Investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Japan	$6,206,167	$—	$—	$6,206,167
Netherlands	800,138	—	—	800,138
New Zealand	27,974	—	—	27,974
Norway	244,818	—	—	244,818
Portugal	47,022	—	—	47,022
Singapore	196,391	—	—	196,391
South Korea	1,273,376	—	—	1,273,376
Spain	148,488	—	—	148,488
Sweden	461,538	—	—	461,538
Switzerland	4,738,956	—	—	4,738,956
United Kingdom	9,869,820	—	—	9,869,820
Short-Term Investments	1,145,257	—	—	1,145,257

TOTAL INVESTMENTS	$33,682,084	$—	$—	$33,682,084

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	25,992	$25,992	703,499	706,585	22,906	$22,906	$95	$—
State Street Navigator Securities Lending Prime Portfolio	3,446,144	3,446,144	14,235,540	16,559,333	1,122,351	1,122,351	8,392	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 4.5%
Beach Energy, Ltd.	45,608	$20,716
Caltex Australia, Ltd.	9,822	233,300
Karoon Gas Australia, Ltd. (a) (b)	5,829	5,577
Liquefied Natural Gas, Ltd. (a) (b)	17,002	9,115
Oil Search, Ltd.	43,291	215,004
Origin Energy, Ltd.	62,841	269,051
Paladin Energy, Ltd. (a) (b)	47,879	6,595
Santos, Ltd.	56,234	194,285
Washington H Soul Pattinson & Co., Ltd.	4,777	60,468
Whitehaven Coal, Ltd. (a) (b)	14,725	11,787
Woodside Petroleum, Ltd.	25,816	515,934
WorleyParsons, Ltd. (a)	7,810	41,870

		1,583,702

AUSTRIA — 0.5%
OMV AG	6,093	170,681

BELGIUM — 0.1%
Euronav NV	3,666	33,576

CANADA — 29.3%
Advantage Oil & Gas, Ltd. (b)	11,361	63,160
Africa Oil Corp. (b)	13,995	20,259
AltaGas, Ltd. (a)	7,901	191,031
ARC Resources, Ltd. (a)	11,940	203,275
Athabasca Oil Corp. (b)	21,302	23,456
Baytex Energy Corp. (a)	11,336	65,465
Bonavista Energy Corp.	12,447	31,628
Bonterra Energy Corp.	1,200	24,588
Cameco Corp. (a)	13,849	151,318
Canadian Energy Services & Technology Corp. (a)	9,091	28,490
Canadian Natural Resources, Ltd.	39,060	1,198,839
Cenovus Energy, Inc.	30,935	425,663
Crescent Point Energy Corp. (a)	17,506	275,119
Enbridge Income Fund Holdings, Inc. (a)	3,371	83,217
Enbridge, Inc. (a)	32,495	1,369,409
Encana Corp. (a)	29,612	229,153
Enerflex, Ltd.	2,752	22,631
Enerplus Corp.	11,768	77,112
Ensign Energy Services, Inc.	4,830	26,963
Freehold Royalties, Ltd. (a)	6,318	57,941
Gibson Energy, Inc. (a)	4,598	53,072
Gran Tierra Energy, Inc. (b)	8,750	29,241
Husky Energy, Inc.	13,575	164,840
Imperial Oil, Ltd. (a)	9,536	300,171
Inter Pipeline, Ltd.	11,497	242,564
Keyera Corp. (a)	6,073	184,804
Lightstream Resources, Ltd. (b)	6,062	887
MEG Energy Corp. (b)	9,027	47,057
Mullen Group, Ltd. (a)	3,626	39,368
NuVista Energy, Ltd. (b)	5,370	25,843
Paramount Resources, Ltd. Class A (a) (b)	1,875	15,477
Parex Resources, Inc. (b)	9,870	95,075
Parkland Fuel Corp. (a)	2,915	50,480
Pason Systems, Inc.	2,401	33,019
Pembina Pipeline Corp.	13,340	403,271
Pengrowth Energy Corp. (a)	18,806	34,174
Peyto Exploration & Development Corp. (a)	5,817	155,335

PrairieSky Royalty, Ltd. (a)	7,173	135,429
Precision Drilling Corp. (a)	15,816	83,422
Raging River Exploration, Inc. (b)	10,189	80,652
Secure Energy Services, Inc. (a)	7,707	52,401
Seven Generations Energy, Ltd. Class A (b)	5,990	113,739
ShawCor, Ltd.	2,234	55,097
Suncor Energy, Inc. (a)	58,545	1,615,656
Sunshine Oilsands, Ltd. (b)	82,000	3,699
Tourmaline Oil Corp. (b)	6,892	180,486
TransCanada Corp. (a)	25,893	1,165,554
Trican Well Service, Ltd. (a) (b)	10,300	19,590
Trilogy Energy Corp. (a) (b)	1,795	7,560
Veresen, Inc. (a)	11,425	96,330
Vermilion Energy, Inc. (a)	3,844	121,770
Whitecap Resources, Inc. (a)	10,534	80,139

		10,254,919

FINLAND — 0.5%
Neste Oyj	4,484	160,056

FRANCE — 13.0%
Bourbon Corp. (a)	1,036	12,039
CGG SA (a) (b)	37,740	26,833
Gaztransport Et Technigaz SA (a)	637	19,394
Technip SA	5,103	276,741
TOTAL SA (a)	87,507	4,217,223

		4,552,230

HONG KONG — 0.1%
Brightoil Petroleum Holdings, Ltd. (a)	82,000	23,888
Sino Oil And Gas Holdings, Ltd. (b)	595,000	15,339
Yanchang Petroleum International, Ltd. (b)	350,000	9,339

		48,566

ISRAEL — 0.3%
Delek Group, Ltd.	161	31,300
Oil Refineries, Ltd. (b)	82,447	29,116
Paz Oil Co., Ltd.	203	32,692

		93,108

ITALY — 4.8%
Eni SpA	95,728	1,544,187
Saipem SpA (b)	233,414	92,963
Saras SpA (a)	13,615	23,581

		1,660,731

JAPAN — 2.9%
Cosmo Energy Holdings Co., Ltd.	2,900	35,165
Idemitsu Kosan Co., Ltd. (a)	4,200	90,558
Inpex Corp.	39,400	304,708
Itochu Enex Co., Ltd. (a)	1,300	11,430
Japan Petroleum Exploration Co., Ltd.	900	17,984
JX Holdings, Inc.	90,897	353,257
Modec, Inc.	500	7,623
Nippon Gas Co., Ltd.	1,100	23,782
San-Ai Oil Co., Ltd.	1,000	5,654
Shinko Plantech Co., Ltd.	1,000	7,447
Showa Shell Sekiyu KK (a)	7,700	71,453
TonenGeneral Sekiyu KK	9,000	81,587
Toyo Kanetsu KK	3,000	5,819

		1,016,467

See accompanying Notes to Schedule of Investments

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.7%
Tenaris SA (a)	17,032	$246,171

NETHERLANDS — 22.7%
Fugro NV (a) (b)	2,202	38,798
Koninklijke Vopak NV	2,440	121,698
Royal Dutch Shell PLC Class A (c)	145,825	3,991,373
Royal Dutch Shell PLC Class B (c)	133,962	3,692,638
SBM Offshore NV (a)	7,465	86,955

		7,931,462

NEW ZEALAND — 0.2%
Z Energy, Ltd.	14,243	82,064

NORWAY — 2.6%
Akastor ASA (a) (b)	13,197	14,651
Aker Solutions ASA (b)	4,633	19,655
BW LPG, Ltd. (d)	2,987	11,308
Det Norske Oljeselskap ASA (b)	5,394	65,363
DNO ASA (b)	24,257	26,988
Fred Olsen Energy ASA (b)	1,240	3,720
Frontline, Ltd. (a)	2,420	18,552
Kvaerner ASA	22,140	20,108
Petroleum Geo-Services ASA (b)	12,052	28,402
Prosafe SE (a)	9,045	897
Statoil ASA	37,862	652,001
TGS Nopec Geophysical Co. ASA	3,944	64,194

		925,839

PORTUGAL — 0.6%
Galp Energia SGPS SA	15,166	210,608

SINGAPORE — 0.2%
Ezion Holdings, Ltd. (a) (b)	43,080	16,644
InterOil Corp. (b)	1,392	62,640

		79,284

SOUTH KOREA — 1.2%
GS Holdings Corp.	1,831	75,427
Hankook Shell Oil Co., Ltd.	82	31,644
S-Oil Corp.	1,448	95,163
SK Innovation Co., Ltd.	1,903	232,124

		434,358

SPAIN — 1.5%
Repsol SA	38,104	483,004
Tecnicas Reunidas SA	1,158	34,426

		517,430

SWEDEN — 0.4%
Lundin Petroleum AB (b)	7,176	129,330

UNITED KINGDOM — 13.1%
Afren PLC (a) (b) (e)	26,211	—
Amec Foster Wheeler PLC	15,730	103,036
BP PLC	644,066	3,772,417
Cairn Energy PLC (b)	30,139	83,642
Genel Energy PLC (a) (b)	5,709	10,684
James Fisher & Sons PLC	2,266	42,015
John Wood Group PLC	13,242	121,789
Ophir Energy PLC (b)	16,045	16,891
Petrofac, Ltd.	9,551	99,078
Premier Oil PLC (b)	22,330	22,687
Seadrill, Ltd. (a) (b)	13,208	42,238
Soco International PLC	13,963	26,552

Subsea 7 SA (a) (b)	8,940	86,858
Tullow Oil PLC (a) (b)	39,587	138,756

		4,566,643

UNITED STATES — 0.6%
DHT Holdings, Inc. (a)	3,204	16,116
Golar LNG, Ltd. (a)	2,909	45,090
Nordic American Tankers, Ltd. (a)	3,206	44,531
Ocean Rig UDW Inc. (a)	1,292	3,204
Penn West Petroleum, Ltd. (a)	36,869	51,248
Ship Finance International, Ltd. (a)	2,121	31,264

		191,453

TOTAL COMMON STOCKS (Cost $41,960,382)		34,888,678

WARRANTS — 0.0% (f)
SINGAPORE — 0.0% (f)
Ezion Holdings, Ltd. (expiring 4/24/20) (a) (b) (Cost $0)	6,196	700

RIGHTS — 0.0%(f)
SPAIN — 0.0%(f)
Repsol SA (expiring 7/8/16) (b) (Cost $11,872)	36,188	11,779

SHORT-TERM INVESTMENTS — 8.8%
UNITED STATES — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (g) (h)	34,283	34,283
State Street Navigator Securities Lending Prime Portfolio (g) (i)	3,052,676	3,052,676

		3,086,959

TOTAL SHORT-TERM INVESTMENTS (Cost $3,086,959)		3,086,959

TOTAL INVESTMENTS — 108.6%
(Cost $45,059,213)		37,988,116
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(3,017,078)

NET ASSETS — 100.0%		$34,971,038

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of June 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(f)	Amount shown represents less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2016.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,583,702	$—	$—		$1,583,702
Austria	170,681	—	—		170,681
Belgium	33,576	—	—		33,576
Canada	10,254,919	—	—		10,254,919
Finland	160,056	—	—		160,056
France	4,552,230	—	—		4,552,230
Hong Kong	48,566	—	—		48,566
Israel	93,108	—	—		93,108
Italy	1,660,731	—	—		1,660,731
Japan	1,016,467	—	—		1,016,467
Luxembourg	246,171	—	—		246,171
Netherlands	7,931,462	—	—		7,931,462
New Zealand	82,064	—	—		82,064
Norway	925,839	—	—		925,839
Portugal	210,608	—	—		210,608
Singapore	79,284	—	—		79,284
South Korea	434,358	—	—		434,358
Spain	517,430	—	—		517,430
Sweden	129,330	—	—		129,330
United Kingdom	4,566,643	—	0	(a)	4,566,643
United States	191,453	—	—		191,453
Warrants
Singapore	700	—	—		700
Rights
Spain	11,779	—	—		11,779
Short-Term Investments	3,086,959	—	—		3,086,959

TOTAL INVESTMENTS	$37,988,116	$—	$0		$37,988,116

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	14,517	$14,517	1,217,980	1,198,214	34,283	$34,283	$156	$—
State Street Navigator Securities Lending Prime Portfolio	3,434,341	3,434,341	23,156,509	23,538,174	3,052,676	3,052,676	30,904	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 12.7%
AMP, Ltd.	6,443	$24,755
Astro Japan Property Group (a)	5,530	28,288
ASX, Ltd.	782	26,645
Australia & New Zealand Banking Group, Ltd.	5,583	100,269
Commonwealth Bank of Australia (a)	3,438	190,382
Goodman Group REIT	7,599	40,230
Insurance Australia Group, Ltd.	5,384	21,849
Macquarie Group, Ltd.	682	34,988
National Australia Bank, Ltd.	5,248	99,372
QBE Insurance Group, Ltd.	3,410	26,483
Scentre Group REIT	15,829	57,988
Servcorp, Ltd.	2,306	11,865
Stockland REIT	4,987	17,490
Suncorp Group, Ltd.	2,958	26,827
Vicinity Centres REIT	14,479	35,793
Westfield Corp.	6,957	55,169
Westpac Banking Corp.	6,925	151,597

		949,990

AUSTRIA — 0.6%
Erste Group Bank AG (b)	1,075	24,255
S IMMO AG (b)	2,358	22,005

		46,260

BELGIUM — 1.5%
Aedifica SA	321	24,849
Ageas	800	27,538
Groupe Bruxelles Lambert SA	246	20,076
KBC Group NV (b)	758	36,985

		109,448

CANADA — 13.7%
Bank of Montreal (a)	1,670	105,380
Bank of Nova Scotia	2,798	136,399
Brookfield Asset Management, Inc. Class A (a)	1,934	63,648
Brookfield Business Partners L.P. (b)	1	19
Canadian Imperial Bank of Commerce	868	64,858
CI Financial Corp. (a)	762	15,813
Fairfax Financial Holdings, Ltd.	7	3,750
Great-West Lifeco, Inc.	1,536	40,307
Intact Financial Corp.	654	46,475
Manulife Financial Corp.	4,760	64,764
National Bank of Canada (a)	698	23,750
Power Corp. of Canada	883	18,697
Power Financial Corp. (a)	1,292	29,497
Royal Bank of Canada (a)	3,064	180,108
Sun Life Financial, Inc. (a)	1,500	49,018
Toronto-Dominion Bank	4,185	178,782

		1,021,265

DENMARK — 1.0%
Danske Bank A/S	1,649	43,190
Sydbank A/S	1,097	27,389

		70,579

FINLAND — 0.6%
Sampo Oyj Class A.	1,111	45,088

FRANCE — 5.1%
ANF Immobilier	713	17,331
AXA SA	4,209	83,256
BNP Paribas SA	2,209	97,562
Credit Agricole SA	2,555	21,459
Klepierre REIT	766	33,912
Mercialys SA	914	19,501
Societe Generale SA	1,271	39,833
Unibail-Rodamco SE (a)	271	70,345

		383,199

GERMANY — 5.2%
Allianz SE	968	137,436
alstria office REIT-AG (b)	1,474	19,880
Commerzbank AG	2,181	14,111
Deutsche Bank AG (b)	2,806	38,421
Deutsche Boerse AG	426	34,804
Deutsche Wohnen AG	932	31,606
Hamborner REIT AG	1,971	21,303
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	326	54,416
Sixt Leasing AG	406	8,410
Vonovia SE	841	30,599

		390,986

HONG KONG — 8.2%
AIA Group, Ltd.	27,223	162,644
Bank of East Asia, Ltd. (a)	3,139	12,058
BOC Hong Kong Holdings, Ltd.	7,949	23,771
Cheung Kong Property Holdings, Ltd.	4,480	27,950
Hang Lung Properties, Ltd.	9,860	19,852
Hang Seng Bank, Ltd.	1,689	28,803
Henderson Land Development Co., Ltd.	4,746	26,642
Hong Kong Exchanges and Clearing, Ltd.	2,349	56,803
Hongkong Land Holdings, Ltd.	4,009	24,415
Link REIT	5,001	34,036
Lippo China Resources, Ltd.	100,000	2,758
New World Development Co., Ltd.	29,507	29,857
Sino Land Co., Ltd.	27,701	45,205
Sun Hung Kai Properties, Ltd.	5,274	63,257
Swire Pacific, Ltd. Class A	3,030	34,214
Wharf Holdings, Ltd.	3,911	23,669

		615,934

IRELAND — 0.4%
Bank of Ireland (b)	63,233	12,996
Irish Residential Properties REIT PLC	14,359	17,707

		30,703

ISRAEL — 0.7%
Airport City, Ltd. (b)	699	6,843
Bank Leumi Le-Israel BM (b)	7,325	25,735
Sella Capital Real Estate, Ltd.	12,929	20,244

		52,822

ITALY — 2.1%
Assicurazioni Generali SpA	3,752	43,975
Banca Monte dei Paschi di Siena SpA (a) (b)	5,707	2,404
Banca Popolare dell’Emilia Romagna SC	1,592	5,798
Banca Popolare dell’Etruria e del Lazio SC (b) (c)	1,627	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Banca Popolare di Milano Scarl	15,996	$6,545
Banco Popolare SC	662	1,577
Intesa Sanpaolo SpA	32,209	60,902
UniCredit SpA	13,356	29,231
Unione di Banche Italiane SpA (a)	2,763	7,594

		158,026

JAPAN — 17.0%
Bank of Kyoto, Ltd.	3,000	18,218
Bank of the Ryukyus, Ltd.	1,900	18,835
Chiba Bank, Ltd.	4,000	18,754
Concordia Financial Group, Ltd. (b)	6,700	26,045
Dai-ichi Life Insurance Co., Ltd.	2,583	28,375
Daito Trust Construction Co., Ltd.	337	54,661
Daiwa House Industry Co., Ltd.	1,790	52,030
Daiwa Securities Group, Inc.	5,878	30,797
Hitachi Capital Corp.	700	13,756
Japan Exchange Group, Inc.	2,800	31,878
Japan Retail Fund Investment Corp. REIT	12	30,658
LIFENET INSURANCE Co. (b)	2,200	8,278
Mitsubishi Estate Co., Ltd.	3,977	72,609
Mitsubishi UFJ Financial Group, Inc.	31,644	140,623
Mitsui Fudosan Co., Ltd.	2,983	67,793
Mizuho Financial Group, Inc.	46,728	67,548
MS&AD Insurance Group Holdings, Inc.	1,774	45,331
Nippon Building Fund, Inc. (a)	6	37,021
Nomura Holdings, Inc.	11,707	41,675
ORIX Corp.	4,072	51,917
Raysum Co., Ltd.	1,400	9,621
Relo Holdings, Inc.	200	35,169
Resona Holdings, Inc.	4,627	16,778
Shizuoka Bank, Ltd.	1,989	13,901
Sompo Japan Nipponkoa Holdings, Inc.	1,289	33,906
Sumitomo Mitsui Financial Group, Inc.	3,546	101,137
Sumitomo Mitsui Trust Holdings, Inc.	13,825	44,444
Sumitomo Realty & Development Co., Ltd.	1,494	40,113
T&D Holdings, Inc.	2,777	23,249
Takara Leben Co., Ltd.	1,400	10,631
TOC Co., Ltd. (a)	1,700	13,803
Tokio Marine Holdings, Inc.	2,261	74,206

		1,273,760

NETHERLANDS — 1.4%
Aegon NV	3,517	13,792
ING Groep NV	8,965	91,420

		105,212

NORWAY — 0.3%
DNB ASA	2,105	24,992

PORTUGAL — 0.0% (d)
Banco Comercial Portugues SA (b)	83,299	1,684

SINGAPORE — 2.6%
CapitaLand, Ltd.	9,760	22,263
DBS Group Holdings, Ltd.	3,633	42,541
Oversea-Chinese Banking Corp., Ltd.	9,178	59,259
United Overseas Bank, Ltd.	3,073	42,057
UOL Group, Ltd.	6,800	27,586

		193,706

SOUTH KOREA — 2.1%
DGB Financial Group, Inc.	1,249	9,401
Hana Financial Group, Inc.	505	10,193
Hanwha General Insurance Co., Ltd.	3,244	20,559
KB Financial Group, Inc.	673	19,048
KB Financial Group, Inc. ADR	476	13,547
Samsung Fire & Marine Insurance Co., Ltd.	95	21,733
Samsung Life Insurance Co., Ltd.	250	21,813
Shinhan Financial Group Co., Ltd.	823	27,151
Shinhan Financial Group Co., Ltd. ADR	369	12,081

		155,526

SPAIN — 3.3%
Banco Bilbao Vizcaya Argentaria SA	14,344	80,697
Banco de Sabadell SA (a)	14,377	18,831
Banco Popular Espanol SA (a)	8,753	11,192
Banco Santander SA	25,013	95,286
Bankia SA	16,586	11,903
Bolsas y Mercados Espanoles SHMSF SA (a)	528	14,688
CaixaBank SA	5,526	12,076

		244,673

SWEDEN — 3.3%
Investor AB Class B	1,386	45,951
Kinnevik AB Class B (a)	814	19,215
Nordea Bank AB	7,608	63,664
Skandinaviska Enskilda Banken AB Class A	3,642	31,357
Svenska Handelsbanken AB Class A	3,119	37,475
Swedbank AB Class A	2,325	48,214

		245,876

SWITZERLAND — 5.1%
Credit Suisse Group AG (b)	3,855	40,798
GAM Holding AG (b)	1,218	12,940
Julius Baer Group, Ltd. (b)	820	32,667
Swiss Life Holding AG (b)	185	42,518
Swiss Re AG	797	69,335
UBS Group AG	8,285	106,901
Zurich Insurance Group AG (b)	315	77,408

		382,567

UNITED KINGDOM — 12.6%
Aviva PLC	10,188	53,646
Barclays PLC	34,009	63,012
British Land Co. PLC REIT	4,089	33,180
CYBG PLC (a) (b)	1,310	4,068
Derwent London PLC	829	28,957
Henderson Group PLC	4,768	13,449
HSBC Holdings PLC	40,216	250,471
Land Securities Group PLC REIT	1,650	22,917
Legal & General Group PLC	13,580	34,619
Lloyds Banking Group PLC	109,268	78,965
London Stock Exchange Group PLC	1,165	39,417
LondonMetric Property PLC	9,121	18,265
Man Group PLC	7,546	11,671
Old Mutual PLC	9,048	24,227
Primary Health Properties PLC	11,032	15,743
Provident Financial PLC	337	10,362
Prudential PLC	5,881	98,822
Royal Bank of Scotland Group PLC (b)	4,462	10,236

See accompanying Notes to Schedule of Investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

RSA Insurance Group PLC	3,394	$22,663
Safestore Holdings PLC	3,476	17,156
Standard Chartered PLC	5,123	38,666
Standard Life PLC	4,078	16,005
Tritax Big Box REIT PLC	15,318	26,764
Virgin Money Holdings UK PLC	2,022	6,785

		940,066

TOTAL COMMON STOCKS (Cost $10,610,096)		7,442,362

SHORT-TERM INVESTMENTS — 7.2%

UNITED STATES — 7.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (f)	$1,570	1,570
State Street Navigator Securities Lending Prime Portfolio (e) (g)	539,285	539,285

		540,855

TOTAL SHORT-TERM INVESTMENTS (Cost $540,855)		540,855

TOTAL INVESTMENTS — 106.7%
(Cost $11,150,951)		7,983,217
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(504,588)

NET ASSETS — 100.0%		$7,478,629

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2016.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$949,990	$—	$—		$949,990
Austria	46,260	—	—		46,260
Belgium	109,448	—	—		109,448
Canada	1,021,265	—	—		1,021,265
Denmark	70,579	—	—		70,579
Finland	45,088	—	—		45,088
France	383,199	—	—		383,199
Germany	390,986	—	—		390,986
Hong Kong	615,934	—	—		615,934
Ireland	30,703	—	—		30,703
Israel	52,822	—	—		52,822
Italy	158,026	—	0	(a)	158,026
Japan	1,273,760	—	—		1,273,760

See accompanying Notes to Schedule of Investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Netherlands	$105,212	$—	$—	$105,212
Norway	24,992	—	—	24,992
Portugal	1,684	—	—	1,684
Singapore	193,706	—	—	193,706
South Korea	155,526	—	—	155,526
Spain	244,673	—	—	244,673
Sweden	245,876	—	—	245,876
Switzerland	382,567	—	—	382,567
United Kingdom	940,066	—	—	940,066
Short-Term Investments	540,855	—	—	540,855

TOTAL INVESTMENTS	$7,983,217	$—	$0	$7,983,217

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	661,360	659,790	1,570	$1,570	$79	$—
State Street Navigator Securities Lending Prime Portfolio	1,200,411	1,200,411	5,103,926	5,765,052	539,285	539,285	4,697	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 4.1%
Ansell, Ltd.	6,163	$83,381
Cochlear, Ltd.	2,084	188,149
CSL, Ltd.	14,445	1,206,580
Healthscope, Ltd.	59,393	126,481
Primary Health Care, Ltd.	22,317	65,638
Ramsay Health Care, Ltd.	5,438	290,566
Sirtex Medical, Ltd.	2,427	46,209
Sonic Healthcare, Ltd.	16,670	267,489

		2,274,493

BELGIUM — 0.8%
Galapagos NV (a)	1,327	72,908
UCB SA	4,764	355,660

		428,568

CANADA — 0.2%
Concordia International Corp.	1,693	36,280
Novadaq Technologies, Inc. (a) (b)	4,375	43,050
ProMetic Life Sciences, Inc. (a) (b)	21,816	46,867

		126,197

DENMARK — 7.4%
Bavarian Nordic A/S (a)	1,377	47,910
Coloplast A/S Class B	3,746	278,399
Genmab A/S (a)	1,809	326,856
GN Store Nord A/S	7,175	128,890
H Lundbeck A/S (a)	2,383	88,889
Novo Nordisk A/S Class B	58,378	3,121,664
William Demant Holding A/S (a)	6,643	128,956

		4,121,564

FINLAND — 0.4%
Orion Oyj Class B	5,229	202,159

FRANCE — 8.2%
BioMerieux	709	96,213
Cellectis SA (a) (b)	1,370	36,878
DBV Technologies SA (a) (b)	829	54,227
Essilor International SA	7,080	934,817
Ipsen SA	1,917	118,049
Korian SA	3,622	117,094
Orpea	1,835	151,019
Sanofi	36,594	3,045,804
Virbac SA (a)	248	45,047

		4,599,148

GERMANY — 8.9%
Bayer AG	25,274	2,527,032
Fresenius Medical Care AG & Co. KGaA	6,980	605,078
Fresenius SE & Co. KGaA	13,121	959,443
Gerresheimer AG	1,178	90,287
Merck KGaA	4,688	474,200
MorphoSys AG (a) (b)	1,105	45,826
RHOEN-KLINIKUM AG	2,185	63,914
Sartorius AG Preference Shares	847	62,434
STADA Arzneimittel AG	2,881	148,638

		4,976,852

HONG KONG — 0.2%
CK Life Sciences Int’l Holdings, Inc.	618,000	55,762
Lee’s Pharmaceutical Holdings, Ltd.	39,455	29,192

Town Health International Medical Group, Ltd. (b)	288,079	47,160

		132,114

IRELAND — 0.2%
UDG Healthcare PLC	12,623	99,897

ISRAEL — 2.9%
Teva Pharmaceutical Industries, Ltd	32,710	1,643,526

ITALY — 0.2%
Recordati SpA	3,837	115,093

JAPAN — 18.3%
Alfresa Holdings Corp.	8,100	167,858
Asahi Intecc Co., Ltd.	2,000	96,988
Astellas Pharma, Inc.	72,000	1,122,916
Chugai Pharmaceutical Co., Ltd. (b)	7,225	255,998
Daiichi Sankyo Co., Ltd.	22,400	540,076
Eisai Co., Ltd.	9,700	537,807
Hisamitsu Pharmaceutical Co., Inc.	3,100	177,678
Hoya Corp.	12,600	446,324
Kaken Pharmaceutical Co., Ltd.	1,500	97,817
Kissei Pharmaceutical Co., Ltd. (b)	2,400	47,864
KYORIN Holdings, Inc.	3,300	64,302
Kyowa Hakko Kirin Co., Ltd. (b)	9,522	161,129
M3, Inc.	6,300	218,004
Medipal Holdings Corp.	8,100	132,329
Miraca Holdings, Inc.	2,200	94,785
Mitsubishi Tanabe Pharma Corp.	9,200	165,275
Nakanishi, Inc.	1,000	29,486
Nihon Kohden Corp.	3,400	94,951
Nippon Shinyaku Co., Ltd.	2,300	120,168
Olympus Corp.	10,200	377,317
Ono Pharmaceutical Co., Ltd.	16,800	725,778
Otsuka Holdings Co., Ltd.	17,700	814,176
PeptiDream, Inc. (a) (b)	1,100	65,192
Rohto Pharmaceutical Co., Ltd.	5,100	77,303
Santen Pharmaceutical Co., Ltd.	14,800	230,822
Sawai Pharmaceutical Co., Ltd.	1,500	115,801
Shionogi & Co., Ltd. (b)	9,900	537,315
Ship Healthcare Holdings, Inc.	2,400	74,159
Sosei Group Corp. (a) (b)	600	110,537
Sumitomo Dainippon Pharma Co., Ltd. (b)	6,800	117,123
Suzuken Co., Ltd.	3,400	106,385
Sysmex Corp. (b)	5,400	367,931
Taisho Pharmaceutical Holdings Co., Ltd.	1,700	178,302
Takara Bio, Inc. (b)	3,400	44,940
Takeda Pharmaceutical Co., Ltd. (b)	24,300	1,047,892
Terumo Corp.	11,500	487,060
Toho Holdings Co., Ltd. (b)	3,000	71,966
Tsumura & Co.	3,200	86,433

		10,208,187

JORDAN — 0.3%
Hikma Pharmaceuticals PLC	5,381	177,315

LUXEMBOURG — 0.2%
Eurofins Scientific SE	376	139,350

NEW ZEALAND — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	24,340	174,216
Ryman Healthcare, Ltd.	24,699	164,121

		338,337

See accompanying Notes to Schedule of Investments

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 0.4%
Haw Par Corp., Ltd.	16,300	$108,998
Raffles Medical Group, Ltd. (b)	88,200	98,954

		207,952

SOUTH KOREA — 2.4%
Cell Biotech Co., Ltd.	895	46,310
Celltrion, Inc. (a) (b)	3,507	292,592
Chong Kun Dang Pharmaceutical Corp.	482	46,240
Dong-A Socio Holdings Co., Ltd.	419	63,840
Green Cross Corp.	375	61,206
Green Cross Holdings Corp.	2,444	80,310
Hanmi Pharm Co., Ltd.	219	134,231
Hanmi Science Co., Ltd.	1,046	138,940
iNtRON Biotechnology, Inc. (a)	707	33,329
Kolon Life Science, Inc.	314	42,935
Komipharm International Co., Ltd. (a)	1,631	47,719
Medy-Tox, Inc.	214	80,149
ViroMed Co., Ltd. (a)	577	70,882
Yuhan Corp.	474	125,923
Yungjin Pharmaceutical Co., Ltd. (a)	4,570	46,420

		1,311,026

SPAIN — 0.8%
Grifols SA (c)	16,244	365,617
Grifols SA Class B, Preference Shares (c)	3,312	55,192

		420,809

SWEDEN — 0.9%
Elekta AB Class B (b)	14,292	115,126
Getinge AB Class B	7,344	149,694
Meda AB Class A	8,076	145,741
Swedish Orphan Biovitrum AB (a) (b)	7,051	85,550

		496,111

SWITZERLAND — 25.5%
Actelion, Ltd. (a)	3,291	551,315
Basilea Pharmaceutica, Ltd. (a) (b)	751	51,997
Galenica AG (b)	139	187,055
Lonza Group AG (a)	1,929	319,190
Novartis AG	81,527	6,707,441
Roche Holding AG (c)	1,667	441,904
Roche Holding AG (c)	20,817	5,472,422
Sonova Holding AG	1,946	257,682
Straumann Holding AG	346	136,294
Tecan Group AG	568	88,506

		14,213,806

UNITED KINGDOM — 11.7%
AstraZeneca PLC	39,984	2,387,639
BTG PLC (a)	15,278	147,459
Dechra Pharmaceuticals PLC	5,442	85,262
Genus PLC	3,161	66,131
GlaxoSmithKline PLC	143,569	3,079,405
Indivior PLC	32,556	109,281
McCarthy & Stone PLC (d)	28,064	64,377
Smith & Nephew PLC	33,424	566,111
Spire Healthcare Group PLC (d)	9,944	44,399

		6,550,064

UNITED STATES — 4.5%
ICON PLC (a) (b)	2,241	156,892
QIAGEN NV (a)	8,947	193,774

Shire PLC	29,062	1,803,033
STERIS PLC	825	56,719
Taro Pharmaceutical Industries, Ltd. (a) (b)	687	100,027
Valeant Pharmaceuticals International, Inc. (a) .	9,518	190,917

		2,501,362

TOTAL COMMON STOCKS (Cost $54,413,525)		55,283,930

SHORT-TERM INVESTMENTS — 5.5%
UNITED STATES — 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (f)	9,865	9,865
State Street Navigator Securities Lending Prime Portfolio (e) (g)	3,056,994	3,056,994

		3,066,859

TOTAL SHORT-TERM INVESTMENTS (Cost $3,066,859)		3,066,859

TOTAL INVESTMENTS — 104.6% (Cost $57,480,384)		58,350,789
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(2,586,529)

NET ASSETS — 100.0%		$55,764,260

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2016.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2016.
(g)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,274,493	$—	$—	$2,274,493
Belgium	428,568	—	—	428,568
Canada	126,197	—	—	126,197
Denmark	4,121,564	—	—	4,121,564
Finland	202,159	—	—	202,159
France	4,599,148	—	—	4,599,148
Germany	4,976,852	—	—	4,976,852
Hong Kong	132,114	—	—	132,114
Ireland	—	99,897	—	99,897
Israel	1,643,526	—	—	1,643,526
Italy	115,093	—	—	115,093
Japan	10,208,187	—	—	10,208,187
Jordan	177,315	—	—	177,315
Luxembourg	139,350	—	—	139,350
New Zealand	338,337	—	—	338,337
Singapore	207,952	—	—	207,952
South Korea	1,311,026	—	—	1,311,026
Spain	420,809	—	—	420,809
Sweden	496,111	—	—	496,111
Switzerland	14,213,806	—	—	14,213,806
United Kingdom	6,550,064	—	—	6,550,064
United States	2,501,362	—	—	2,501,362
Short-Term Investments	3,066,859	—	—	3,066,859

TOTAL INVESTMENTS	$58,250,892	$99,897	$—	$58,350,789

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	32,337	$32,337	1,590,655	1,613,127	9,865	$9,865	$212	$—
State Street Navigator Securities Lending Prime Portfolio	6,462,640	6,462,640	19,481,267	22,886,913	3,056,994	3,056,994	41,505	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 2.8%
Asciano, Ltd.	7,370	$48,676
Brambles, Ltd.	12,183	112,396
CIMIC Group, Ltd. (a)	1,341	35,697
GWA Group, Ltd.	12,530	19,499
SEEK, Ltd.	4,510	51,077
Transurban Group Stapled Security	18,283	163,226

		430,571

AUSTRIA — 0.3%
Andritz AG	727	34,302
Zumtobel Group AG	919	11,118

		45,420

CANADA — 5.7%
Bombardier, Inc. Class B (a) (b)	17,346	25,912
CAE, Inc.	6,448	77,503
Canadian National Railway Co.	5,438	319,446
Canadian Pacific Railway, Ltd.	956	122,439
K-Bro Linen, Inc.	1,212	39,177
SNC-Lavalin Group, Inc.	1,907	79,675
Toromont Industries, Ltd.	2,633	76,312
Waste Connections, Inc.	1,565	112,480
WestJet Airlines, Ltd.	1,145	18,585

		871,529

CHINA — 0.2%
Fosun International, Ltd.	21,500	27,713

DENMARK — 2.3%
AP Moeller—Maersk A/S Class B	65	84,492
DSV A/S	1,952	81,673
FLSmidth & Co. A/S	903	32,078
NKT Holding A/S.	732	36,869
Vestas Wind Systems A/S	1,806	122,031

		357,143

FINLAND — 1.7%
Kone Oyj Class B	2,847	130,469
Metso Oyj.	1,484	34,671
Valmet Oyj	1,790	23,764
Wartsila Oyj Abp	1,646	66,836

		255,740

FRANCE — 9.4%
Air France-KLM (a) (b)	3,622	23,020
Airbus Group SE	4,078	234,360
Alstom SA (b)	1,993	46,220
Bouygues SA	1,825	52,573
Bureau Veritas SA	1,538	32,473
Cie de Saint-Gobain	3,429	130,874
Edenred	1,521	31,252
Eiffage SA	806	57,495
Legrand SA.	1,948	100,221
Safran SA	2,063	139,622
Schneider Electric SE	4,089	241,034
Thales SA.	635	52,916
Vallourec SA (b)	2,522	9,005
Vinci SA	3,370	238,449
Zodiac Aerospace	1,965	46,083

		1,435,597

GERMANY — 7.0%
Brenntag AG	1,155	55,727
Deutsche Lufthansa AG	1,575	18,425
Deutsche Post AG	6,903	193,064
GEA Group AG	1,839	86,369
HOCHTIEF AG	303	38,947
MAN SE	239	24,398
OSRAM Licht AG	762	39,398
Pfeiffer Vacuum Technology AG	365	34,127
Rheinmetall AG	626	36,998
Siemens AG	5,353	545,986

		1,073,439

HONG KONG — 3.3%
Cathay Pacific Airways, Ltd.	20,000	29,183
Cheung Kong Property Holdings, Ltd.	3,091	19,284
CK Hutchison Holdings, Ltd.	20,496	223,376
Hopewell Highway Infrastructure, Ltd. (a)	89,500	44,531
Jardine Matheson Holdings, Ltd.	1,678	97,844
Jardine Strategic Holdings, Ltd.	1,102	33,258
MTR Corp., Ltd.	10,094	51,004
Noble Group, Ltd. (a) (b)	93,251	13,857

		512,337

IRELAND — 1.8%
Experian PLC	8,555	161,481
Kingspan Group PLC	2,139	46,338
Ryanair Holdings PLC ADR (a)	1,018	70,792

		278,611

ISRAEL — 0.3%
Inrom Construction Industries, Ltd.	15,216	46,149

ITALY — 1.3%
Ansaldo STS SpA.	3,674	41,796
ASTM SpA	2,492	27,076
Atlantia SpA	2,579	64,093
Leonardo-Finmeccanica SpA (b)	5,972	60,109

		193,074

JAPAN — 33.4%
Asahi Glass Co., Ltd. (a)	11,000	59,187
Central Japan Railway Co.	1,300	229,676
Dai Nippon Printing Co., Ltd.	7,000	77,444
Daikin Industries, Ltd.	2,000	165,981
East Japan Railway Co.	2,600	239,066
FANUC Corp.	1,300	209,528
Futaba Corp.	1,500	28,365
Hankyu Hanshin Holdings, Inc.	11,000	81,704
Hoshizaki Electric Co., Ltd.	600	58,427
IHI Corp.	14,000	37,119
ITOCHU Corp.	12,400	149,818
Japan Airport Terminal Co., Ltd. (a)	800	28,697
JGC Corp.	3,000	42,490
JTEKT Corp.	2,500	27,951
Kajima Corp.	11,000	75,914
Kamigumi Co., Ltd.	4,000	36,729
Kawasaki Heavy Industries, Ltd.	19,000	52,783
Kawasaki Kisen Kaisha, Ltd. (a)	17,000	39,770
Keikyu Corp.	7,000	70,212
Keisei Electric Railway Co., Ltd.	3,000	38,425
Kintetsu Group Holdings Co., Ltd.	13,000	55,503

See accompanying Notes to Schedule of Investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Kitano Construction Corp.	18,000	$44,390
Kokuyo Co., Ltd.	2,900	41,186
Komatsu, Ltd.	7,500	129,362
Kubota Corp.	9,600	127,966
LIXIL Group Corp.	2,200	36,134
Mabuchi Motor Co., Ltd.	900	37,548
Makita Corp.	1,100	72,483
Marubeni Corp.	12,700	56,883
Minebea Co., Ltd.	3,000	20,031
MISUMI Group, Inc.	4,100	73,256
Mitsubishi Corp.	11,300	196,943
Mitsubishi Electric Corp.	16,000	188,400
Mitsubishi Heavy Industries, Ltd.	30,000	119,134
Mitsui & Co., Ltd.	12,300	145,492
Mitsui OSK Lines, Ltd. (a)	14,000	29,477
MonotaRO Co., Ltd. (a)	1,000	32,703
NGK Insulators, Ltd.	3,000	59,860
Nidec Corp.	1,900	143,014
Nippon Air Conditioning Services Co., Ltd.	7,100	35,503
Nippon Express Co., Ltd.	11,000	49,966
Nippon Yusen KK	17,000	29,662
NSK, Ltd.	4,800	35,185
Obayashi Corp.	6,800	71,917
Odakyu Electric Railway Co., Ltd.	7,000	81,606
Park24 Co., Ltd.	1,300	44,541
Recruit Holdings Co., Ltd. (a)	3,196	116,357
Secom Co., Ltd.	1,800	132,522
SMC Corp.	600	145,657
Sohgo Security Services Co., Ltd.	1,000	49,225
Sojitz Corp.	23,400	54,970
Sumitomo Corp.	10,000	99,864
Sumitomo Electric Industries, Ltd.	1,118	14,608
Sumitomo Heavy Industries, Ltd.	9,000	38,951
Taisei Corp.	10,000	81,684
THK Co., Ltd.	1,900	32,096
Tobu Railway Co., Ltd.	12,000	65,620
Tokyu Corp.	10,000	87,435
Tomoe Corp.	14,200	44,847
Toppan Printing Co., Ltd.	8,000	68,467
Toshiba Corp. (a) (b)	30,000	80,827
TOTO, Ltd.	1,800	71,235
Toyota Tsusho Corp.	2,500	53,270
West Japan Railway Co.	1,500	94,556
Yamato Holdings Co., Ltd. (a)	3,700	84,412

		5,124,034

NETHERLANDS — 2.6%
Aalberts Industries NV	1,188	35,701
AerCap Holdings NV (a) (b)	1,666	55,961
Boskalis Westminster	1,133	38,881
Koninklijke Philips NV	8,387	208,666
Randstad Holding NV	1,491	59,888

		399,097

NEW ZEALAND — 0.6%
Freightways, Ltd.	11,994	55,268
Metro Performance Glass, Ltd.	27,275	35,548

		90,816

NORWAY — 0.3%
Orkla ASA	5,640	49,775

SINGAPORE — 1.1%
ComfortDelGro Corp., Ltd.	30,000	61,297
Keppel Corp., Ltd. (a)	16,700	68,244
Keppel Infrastructure Trust	33,644	12,374
Neptune Orient Lines, Ltd. (b)	22,950	22,168

		164,083

SOUTH KOREA — 3.3%
CJ Corp.	131	22,974
GS Global Corp. (b)	18,061	37,240
Hyundai Development Co-Engineering & Construction	607	20,842
Hyundai Engineering & Construction Co., Ltd.	874	25,305
Hyundai Glovis Co., Ltd.	175	26,056
Hyundai Heavy Industries Co., Ltd. (b)	385	35,263
KCC Corp.	59	19,490
Koentec Co., Ltd.	17,252	43,885
Korea Aerospace Industries, Ltd.	466	29,614
LG Corp.	1,099	60,777
Samsung C&T Corp.	612	65,352
Samsung Heavy Industries Co., Ltd. (b)	3,164	25,161
SK Holdings Co., Ltd.	210	36,919
Young Poong Precision Corp.	7,538	54,775

		503,653

SPAIN — 2.1%
Abertis Infraestructuras SA	3,909	57,324
ACS Actividades de Construccion y Servicios SA	2,613	70,816
Aena SA (c)	633	83,157
Ferrovial SA	3,130	60,627
Gamesa Corp. Tecnologica SA	2,435	47,868

		319,792

SWEDEN — 5.4%
Alfa Laval AB	3,424	53,344
Assa Abloy AB Class B	6,574	133,533
Atlas Copco AB Class A	4,225	108,359
Atlas Copco AB Class B	2,736	64,003
B&B Tools AB Class B	1,869	37,501
Sandvik AB (a)	8,759	86,580
Securitas AB Class B	4,057	61,913
Skanska AB Class B	2,913	60,304
SKF AB Class B	2,814	44,538
Trelleborg AB Class B	3,348	58,759
Volvo AB Class A	5,012	49,039
Volvo AB Class B	6,980	68,377

		826,250

SWITZERLAND — 6.0%
ABB, Ltd. (b)	15,721	308,546
Adecco Group AG	1,649	82,755
Geberit AG	373	140,899
Kuehne + Nagel International AG	673	94,090
Schindler Holding AG	361	65,219
SGS SA	59	134,812
Wolseley PLC	1,740	90,017

		916,338

UNITED KINGDOM — 8.3%
Aggreko PLC	2,966	50,672

See accompanying Notes to Schedule of Investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Ashtead Group PLC	4,209	$59,867
Babcock International Group PLC	5,768	69,743
BAE Systems PLC	23,189	162,435
Balfour Beatty PLC (b)	9,939	28,566
Bunzl PLC	2,346	72,194
Capita PLC	4,717	60,661
CNH Industrial NV	7,005	50,429
Cobham PLC	20,238	42,556
DCC PLC	1,051	92,518
easyJet PLC	2,448	35,539
Firstgroup PLC (b)	19,572	26,242
G4S PLC	11,893	29,079
IMI PLC	2,430	31,412
International Consolidated Airlines Group SA (a)	7,477	36,982
Intertek Group PLC	1,138	52,925
Meggitt PLC	7,649	41,504
Melrose Industries PLC	3,513	19,994
Rentokil Initial PLC	30,827	79,617
Rolls-Royce Holdings PLC (b)	12,207	116,105
Smiths Group PLC	4,606	70,994
Weir Group PLC	2,330	44,883

		1,274,917

TOTAL COMMON STOCKS (Cost $17,049,971)		15,196,078

RIGHTS — 0.1%
HONG KONG — 0.1%
Noble Group, Ltd. (expiring 7/20/16) (b)	93,251	6,236

SPAIN — 0.0% (d)
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16) (b)	2,613	1,837

TOTAL RIGHTS (Cost $19,578)		8,073

SHORT-TERM INVESTMENTS — 4.0%
UNITED STATES — 4.0%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	576,818	576,818
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (g)	39,415	39,415

		616,233

TOTAL SHORT-TERM INVESTMENTS (Cost $616,233)		616,233

TOTAL INVESTMENTS — 103.3% (Cost $17,685,782)		15,820,384
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(505,697)

NET ASSETS — 100.0%		$15,314,687

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of June 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	The rate shown is the annualized seven-day yield at June 30, 2016.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$430,571	$—	$—	$430,571
Austria	45,420	—	—	45,420
Canada	871,529	—	—	871,529
China	27,713	—	—	27,713
Denmark	357,143	—	—	357,143
Finland	255,740	—	—	255,740
France	1,378,102	57,495	—	1,435,597
Germany	1,073,439	—	—	1,073,439
Hong Kong	483,154	29,183	—	512,337

See accompanying Notes to Schedule of Investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Ireland	$278,611	$—	$—	$278,611
Israel	46,149	—	—	46,149
Italy	193,074	—	—	193,074
Japan	5,124,034	—	—	5,124,034
Netherlands	399,097	—	—	399,097
New Zealand	90,816	—	—	90,816
Norway	49,775	—	—	49,775
Singapore	164,083	—	—	164,083
South Korea	503,653	—	—	503,653
Spain	319,792	—	—	319,792
Sweden	826,250	—	—	826,250
Switzerland	916,338	—	—	916,338
United Kingdom	1,274,917	—	—	1,274,917
Rights
Hong Kong	—	6,236	—	6,236
Spain	1,837	—	—	1,837
Short-Term Investments	616,233	—	—	616,233

TOTAL INVESTMENTS	$15,727,470	$92,914	$—	$15,820,384

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	21,793	$21,793	2,007,000	1,989,378	39,415	$39,415	$119	$—
State Street Navigator Securities Lending Prime Portfolio	1,026,410	1,026,410	8,085,480	8,535,072	576,818	576,818	9,476	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 11.7%
Alumina, Ltd. (a)	9,540	$9,199
Amcor, Ltd.	4,244	47,180
Arrium, Ltd. (b)	13,738	225
BHP Billiton PLC (c)	7,779	98,042
BHP Billiton, Ltd. (c)	11,546	160,337
BlueScope Steel, Ltd.	2,510	11,905
Boral, Ltd.	5,763	26,691
DuluxGroup, Ltd.	1,304	6,136
Evolution Mining, Ltd.	1,744	3,026
Fortescue Metals Group, Ltd. (a)	7,060	18,399
Iluka Resources, Ltd.	1,591	7,688
Incitec Pivot, Ltd.	7,018	15,520
Newcrest Mining, Ltd. (b)	2,989	51,189
Northern Star Resources, Ltd.	732	2,693
OceanaGold Corp.	2,180	8,276
Orica, Ltd. (a)	1,835	16,847
Orora, Ltd.	3,347	6,878
OZ Minerals, Ltd	1,995	8,393
South32, Ltd. (b) (c)	8,234	9,796
South32, Ltd. (b) (c)	11,546	13,240
St. Barbara, Ltd. (b)	1,452	3,189

		524,849

AUSTRIA — 0.7%
RHI AG (a)	373	7,148
Voestalpine AG (a)	673	22,445

		29,593

BELGIUM — 1.2%
Bekaert SA (a)	105	4,545
Resilux	12	1,853
Solvay SA	268	24,825
Tessenderlo Chemie NV (b)	100	3,407
Umicore SA	403	20,716

		55,346

CANADA — 15.1%
Agnico Eagle Mines, Ltd. (a)	942	50,150
Agrium, Inc. (a)	512	46,083
Alamos Gold, Inc. Class A	1,053	9,008
B2Gold Corp. (b)	2,796	6,975
Barrick Gold Corp.	4,093	86,922
Canam Group, Inc.	476	4,776
Canexus Corp.	827	809
Canfor Corp. (b)	248	2,492
Cascades, Inc.	200	1,409
CCL Industries, Inc. Class B	125	21,641
Centerra Gold, Inc. (a)	599	3,551
Detour Gold Corp. (b)	508	12,642
Dominion Diamond Corp.	304	2,676
Eldorado Gold Corp.	3,470	15,524
First Majestic Silver Corp. (b)	559	7,554
First Quantum Minerals, Ltd.	2,361	16,489
Franco-Nevada Corp.	621	46,976
Goldcorp, Inc.	3,168	60,301
Guyana Goldfields, Inc. (b)	415	2,959
HudBay Minerals, Inc.	862	4,095
IAMGOLD Corp. (a) (b)	1,444	5,949
Interfor Corp. (b)	439	3,742

Intertape Polymer Group, Inc.	478	7,759
Ivanhoe Mines, Ltd. Class A (b)	1,240	964
Kinross Gold Corp. (b)	4,636	22,632
Labrador Iron Ore Royalty Corp. (a)	238	2,274
Lucara Diamond Corp.	331	887
Lundin Mining Corp. (b)	1,917	6,436
MAG Silver Corp. (b)	400	5,017
Methanex Corp. (a)	311	9,002
New Gold, Inc. (b)	1,285	5,590
Novagold Resources, Inc. (a) (b)	581	3,539
Osisko Gold Royalties, Ltd. (a)	376	4,890
Pan American Silver Corp. (a)	849	13,911
Potash Corp. of Saskatchewan, Inc. (a)	3,391	54,833
Pretium Resources, Inc. (b)	124	1,381
Richmont Mines, Inc. (b)	285	2,631
Seabridge Gold, Inc. (a) (b)	83	1,212
SEMAFO, Inc. (b)	1,712	8,173
Sherritt International Corp.	2,020	1,244
Silver Wheaton Corp.	1,421	33,274
Teck Resources, Ltd. Class B (a)	1,750	22,921
Torex Gold Resources, Inc. (b)	2,980	5,301
Turquoise Hill Resources, Ltd. (b)	4,182	14,072
West Fraser Timber Co., Ltd. (a)	208	6,049
Winpak, Ltd. (a)	276	10,088
Yamana Gold, Inc. (a)	3,486	18,038

		674,841

CHILE — 0.2%
Antofagasta PLC (a)	1,462	9,100

CHINA — 0.2%
China Gold International Resources Corp., Ltd. (b)	581	1,047
Fosun International, Ltd.	4,724	6,089

		7,136

DENMARK — 1.4%
Chr Hansen Holding A/S	370	24,194
Novozymes A/S Class B	853	40,709

		64,903

FINLAND — 1.8%
Huhtamaki Oyj	81	3,346
Stora Enso Oyj Class R	3,330	26,562
UPM-Kymmene Oyj	2,709	49,357

		79,265

FRANCE — 3.4%
Air Liquide SA	1,251	130,724
Arkema SA	291	22,330
Eramet (b)	17	557

		153,611

GERMANY — 11.3%
Aurubis AG	78	3,538
BASF SE	3,367	256,752
Evonik Industries AG	208	6,179
Fuchs Petrolub SE Preference Shares	163	6,389
HeidelbergCement AG	529	39,652
KS AG (a)	800	16,304
Lanxess AG	302	13,179
Linde AG	683	95,113

See accompanying Notes to Schedule of Investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Salzgitter AG	310	$8,157
Symrise AG	373	25,340
ThyssenKrupp AG	1,547	30,953
Wacker Chemie AG	56	4,881

		506,437

HONG KONG — 0.1%
G-Resources Group, Ltd.	54,000	1,030
Honbridge Holdings, Ltd. (a) (b)	6,000	441
KuangChi Science, Ltd. (a) (b)	3,000	1,179
L’sea Resources International Holdings, Ltd. (b)	10,000	199
NetMind Financial Holdings, Ltd. (b)	80,000	866

		3,715

INDIA — 0.1%
Vedanta Resources PLC	567	3,158

IRELAND — 3.1%
CRH PLC	3,422	98,843
James Hardie Industries PLC	1,557	23,709
Smurfit Kappa Group PLC	672	14,782

		137,334

ISRAEL — 0.4%
Frutarom Industries, Ltd.	265	12,207
Israel Chemicals, Ltd.	1,640	6,354

		18,561

ITALY — 0.4%
Buzzi Unicem SpA	458	7,978
Italcementi SpA (b)	556	6,523
Italmobiliare SpA.	57	1,624

		16,125

JAPAN — 18.2%
Air Water, Inc.	1,000	14,592
Asahi Kasei Corp.	4,833	33,354
Daicel Corp.	1,400	14,370
Daido Steel Co., Ltd.	1,000	3,402
Denka Co., Ltd.	5,855	23,456
DIC Corp.	200	4,145
Dowa Holdings Co., Ltd.	1,000	5,098
Fuji Seal International, Inc.	200	7,008
Hitachi Metals, Ltd.	800	8,024
JFE Holdings, Inc. (a)	2,556	32,763
JSR Corp. (a)	1,673	21,950
Kaneka Corp.	2,000	13,218
Kansai Paint Co., Ltd.	800	16,025
Kobe Steel, Ltd. (a)	17,641	14,272
Kuraray Co., Ltd. (a)	1,200	14,212
Maruichi Steel Tube, Ltd.	200	6,950
Mitsubishi Chemical Holdings Corp.	6,702	30,358
Mitsubishi Gas Chemical Co., Inc.	2,000	10,352
Mitsubishi Materials Corp.	4,866	11,526
Mitsui Chemicals, Inc.	5,876	21,307
Mitsui Mining & Smelting Co., Ltd.	2,809	4,627
Nihon Nohyaku Co., Ltd.	700	3,132
Nippon Kayaku Co., Ltd.	1,000	9,855
Nippon Paint Holdings Co., Ltd.	700	17,072
Nippon Paper Industries Co., Ltd.	300	5,226
Nippon Shokubai Co., Ltd.	200	11,365

Nippon Steel & Sumitomo Metal Corp. (a)	4,100	78,251
Nissan Chemical Industries, Ltd.	300	8,679
Nitto Denko Corp.	676	42,409
Oji Holdings Corp.	5,000	19,105
Pack Corp.	200	5,106
Rengo Co., Ltd.	2,000	12,906
Shin-Etsu Chemical Co., Ltd.	1,667	96,877
Showa Denko KK (a)	300	2,810
Sumitomo Chemical Co., Ltd.	6,838	27,861
Sumitomo Metal Mining Co., Ltd.	2,927	29,344
T&K Toka Co., Ltd.	500	3,641
Taiheiyo Cement Corp.	7,744	18,192
Teijin, Ltd.	2,805	9,214
Tomoku Co., Ltd.	2,000	5,575
Toray Industries, Inc. (a)	6,838	57,949
Tosoh Corp.	2,000	9,124
Toyo Seikan Group Holdings, Ltd. (a)	500	9,465
Ube Industries, Ltd.	8,866	14,519
Zeon Corp.	1,000	6,424

		815,110

LUXEMBOURG — 0.8%
APERAM SA	254	8,904
ArcelorMittal (b)	6,031	27,410

		36,314

MEXICO — 0.3%
Fresnillo PLC	527	11,582

NETHERLANDS — 2.3%
Akzo Nobel NV	936	58,616
AMG Advanced Metallurgical Group NV	238	3,266
Constellium NV Class A (a) (b)	177	830
Koninklijke DSM NV	719	41,528

		104,240

NEW ZEALAND — 0.3%
Fletcher Building, Ltd.	1,661	10,150
Steel & Tube Holdings, Ltd.	1,538	2,037

		12,187

NORWAY — 1.0%
Norsk Hydro ASA	4,906	17,776
Yara International ASA	905	28,530

		46,306

PORTUGAL — 0.0%(d)
Navigator Co., SA	649	1,813

SOUTH AFRICA — 0.6%
Mondi PLC	1,243	23,180
Petra Diamonds, Ltd.	1,348	2,090

		25,270

SOUTH KOREA — 5.4%
Aekyung Petrochemical Co., Ltd.	150	12,384
Dongkuk Industries Co., Ltd.	938	4,088
Hanwha Chemical Corp.	377	7,773
Hanwha Corp.	195	5,993
Hyosung Corp.	116	12,538
Hyundai BNG Steel Co., Ltd. (b)	110	895
Hyundai Steel Co.	263	10,469
Jenax, Inc. (b)	90	1,828

See accompanying Notes to Schedule of Investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

KISCO Corp.	20	$643
Kolon Corp.	10	482
Kolon Industries, Inc.	24	1,507
Korea Petrochemical Ind Co., Ltd.	10	2,079
Korea Zinc Co., Ltd.	76	33,518
Kukdo Chemical Co., Ltd.	123	6,343
LG Chem, Ltd.	181	40,856
Lotte Chemical Corp.	72	17,690
OCI Co., Ltd. (b)	88	6,899
Poongsan Holdings Corp.	70	2,489
POSCO ADR	1,136	50,552
Sinjin SM Co., Ltd.	69	623
SK Chemicals Co., Ltd.	38	2,395
Taekwang Industrial Co., Ltd.	6	4,521
Tongyang, Inc.	710	1,994
Wonik Materials Co., Ltd. (b)	97	4,918
Youlchon Chemical Co., Ltd.	719	8,427
Young Poong Corp.	2	1,670

		243,574

SPAIN — 0.1%
Vidrala SA	39	2,273

SWEDEN — 0.8%
Boliden AB	1,040	19,983
Hexpol AB	947	9,612
SSAB AB Class A (a) (b)	1,845	4,242
SSAB AB Class B (a) (b)	1,610	3,022

		36,859

SWITZERLAND — 8.9%
Clariant AG (b)	1,049	17,691
EMS-Chemie Holding AG	31	15,990
Givaudan SA	33	66,257
Glencore PLC	40,548	82,852
Gurit Holding AG (b)	5	3,144
LafargeHolcim, Ltd. (b) (c)	878	36,537
LafargeHolcim, Ltd. (b) (c)	761	31,366
Sika AG	3	12,552
Syngenta AG	341	130,946

		397,335

UNITED KINGDOM — 8.8%
Anglo American PLC	4,711	45,778
Croda International PLC	480	20,142
DS Smith PLC	3,298	17,031
Elementis PLC	1,317	3,516
Essentra PLC	873	5,987
Hill & Smith Holdings PLC	79	939
Johnson Matthey PLC	910	34,074
Randgold Resources, Ltd.	490	55,088
Rio Tinto PLC (c)	4,602	141,126
Rio Tinto, Ltd	1,656	56,104
RPC Group PLC	965	10,107
Victrex PLC	314	6,342

		396,234

UNITED STATES — 0.5%
Alacer Gold Corp. (b)	687	1,629
Ball Corp.	38	2,696
Sims Metal Management, Ltd.	1,404	8,175

Tahoe Resources, Inc.	781	11,637

		24,137

TOTAL COMMON STOCKS (Cost $7,846,586)		4,437,208

SHORT-TERM INVESTMENTS — 8.9%
UNITED STATES — 8.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (f)	1,124	1,124
State Street Navigator Securities Lending Prime Portfolio (e) (g)	398,776	398,776

		399,900

TOTAL SHORT-TERM INVESTMENTS (Cost $399,900)		399,900

TOTAL INVESTMENTS — 108.0% (Cost $8,246,486)		4,837,108
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(357,341)

NET ASSETS — 100.0%		$4,479,767

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2016.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$524,624	$225	$—	$524,849
Austria	29,593	—	—	29,593
Belgium	55,346	—	—	55,346
Canada	674,841	—	—	674,841
Chile	9,100	—	—	9,100
China	7,136	—	—	7,136
Denmark	64,903	—	—	64,903
Finland	79,265	—	—	79,265
France	153,611	—	—	153,611
Germany	506,437	—	—	506,437
Hong Kong	3,715	—	—	3,715
India	3,158	—	—	3,158
Ireland	137,334	—	—	137,334
Israel	18,561	—	—	18,561
Italy	16,125	—	—	16,125
Japan	815,110	—	—	815,110
Luxembourg	36,314	—	—	36,314
Mexico	11,582	—	—	11,582
Netherlands	104,240	—	—	104,240
New Zealand	12,187	—	—	12,187
Norway	46,306	—	—	46,306
Portugal	1,813	—	—	1,813
South Africa	25,270	—	—	25,270
South Korea	243,574	—	—	243,574
Spain	2,273	—	—	2,273
Sweden	36,859	—	—	36,859
Switzerland	397,335	—	—	397,335
United Kingdom	396,234	—	—	396,234
United States	21,441	2,696	—	24,137
Short-Term Investments	399,900	—	—	399,900

TOTAL INVESTMENTS	$4,834,187	$2,921	$—	$4,837,108

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserve Fund, Premier Class	22,679	$22,679	88,374	109,929	1,124	$1,124	$23	$—
State Street Navigator Securities Lending Prime Portfolio	620,519	620,519	2,564,017	2,785,760	398,776	398,776	2,592	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 1.0%
Aconex, Ltd. (a)	1,864	$9,729
carsales.com, Ltd. (b)	2,600	23,851
Computershare, Ltd.	5,577	38,080
IRESS, Ltd.	2,817	22,842

		94,502

AUSTRIA — 0.1%
ams AG (b)	481	13,306

BELGIUM — 0.2%
Barco NV	258	16,848

CANADA — 3.7%
Avigilon Corp. (a) (b)	235	2,401
BlackBerry, Ltd. (a) (b)	4,686	31,283
Canadian Solar, Inc. (a) (b)	292	4,415
Celestica, Inc. (a)	2,143	19,834
CGI Group, Inc. Class A (a)	2,587	109,938
Constellation Software, Inc.	173	66,606
DH Corp.	1,206	29,818
Kinaxis, Inc. (a)	107	4,274
Open Text Corp.	1,082	63,644
Sandvine Corp.	1,627	3,333
Shopify, Inc. Class A (a)	238	7,287

		342,833

CHINA — 0.1%
New Sports Group, Ltd. (a)	120,000	2,166
Technovator International, Ltd	6,000	3,047

		5,213

DENMARK — 0.3%
SimCorp A/S	609	29,792

FINLAND — 3.0%
Nokia Oyj (b)	29,834	169,200
Nokia Oyj.	13,595	76,831
Tieto Oyj	1,135	30,943

		276,974

FRANCE — 4.4%
Atos SE	632	52,329
Cap Gemini SA	1,462	127,013
Criteo SA ADR (a)	380	17,450
Dassault Systemes	1,137	86,248
Ingenico Group SA	492	57,446
Neopost SA	438	10,111
Sopra Steria Group	77	7,962
UBISOFT Entertainment (a)	1,121	41,110

		399,669

GERMANY — 9.6%
ADVA Optical Networking SE (a)	568	4,845
AIXTRON SE (a)	1,323	8,027
Infineon Technologies AG	10,087	145,400
Rocket Internet SE (a) (b) (c)	244	4,736
SAP SE	7,713	575,477
SMA Solar Technology AG (b)	57	2,799
Software AG	590	20,021
United Internet AG	1,219	50,378
Wincor Nixdorf AG (a)	452	24,178
Wirecard AG (b)	945	41,427

		877,288

HONG KONG — 0.7%
ASM Pacific Technology, Ltd. (b)	3,449	24,652
China Goldjoy Group, Ltd.	36,000	3,944
China Innovationpay Group, Ltd. (a) (b)	72,000	3,341
Landing International Development, Ltd. (a)	116,651	2,661
PAX Global Technology, Ltd. (b)	9,000	7,854
Peace Map Holding, Ltd. (a)	100,000	2,501
VTech Holdings, Ltd.	1,971	20,719

		65,672

ISRAEL — 1.9%
Check Point Software Technologies, Ltd. (a) (b)	1,140	90,835
CyberArk Software, Ltd. (a)	159	7,726
Ituran Location and Control, Ltd. (b)	540	12,253
Mellanox Technologies, Ltd. (a)	259	12,422
Nice-Systems, Ltd.	695	43,330
Tower Semiconductor, Ltd. (a)	456	5,460
Wix.com, Ltd. (a)	152	4,613

		176,639

ITALY — 0.0%(d)
Reply SpA	27	3,449

JAPAN — 30.9%
Advantest Corp. (b)	2,078	22,990
Alps Electric Co., Ltd.	1,747	32,508
Anritsu Corp. (b)	1,500	8,612
Azbil Corp.	1,086	31,810
Brother Industries, Ltd.	2,748	29,143
Canon, Inc. (b)	8,819	250,369
Citizen Holdings Co., Ltd.	3,555	17,188
COLOPL, Inc.	300	5,892
COOKPAD, Inc. (b)	300	3,638
DeNA Co., Ltd. (b)	1,100	25,498
Dip Corp. (b)	300	7,998
FUJIFILM Holdings Corp.	4,125	158,583
Fujitsu, Ltd.	17,688	64,483
GMO internet, Inc. (b)	400	4,121
GMO Payment Gateway, Inc.	100	5,654
GungHo Online Entertainment, Inc. (b)	3,300	8,878
Hamamatsu Photonics KK (b)	1,500	41,744
Hirose Electric Co., Ltd. (b)	300	36,583
Hitachi High-Technologies Corp.	977	26,484
Hitachi, Ltd.	39,325	162,490
Horiba, Ltd. (b)	586	25,590
Ibiden Co., Ltd.	1,670	18,720
Infomart Corp. (b)	400	3,642
Istyle, Inc.	300	2,132
IT Holdings Corp.	1,479	33,807
Japan Digital Laboratory Co., Ltd.	1,283	17,383
Japan Display, Inc. (a) (b)	2,950	4,745
Kakaku.com, Inc. (b)	1,500	29,608
Keyence Corp. (b)	292	196,792
Konami Holdings Corp. (b)	1,185	44,991
Konica Minolta, Inc.	4,706	33,945
Kyocera Corp.	2,983	140,790
Mitsumi Electric Co., Ltd. (a) (b)	1,479	5,911
Mixi, Inc.	500	20,445
Murata Manufacturing Co., Ltd.	1,669	185,137

See accompanying Notes to Schedule of Investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

NEC Corp.	22,578	$52,159
Nexon Co., Ltd.	1,500	22,034
Nintendo Co., Ltd.	883	125,534
Nippon Electric Glass Co., Ltd.	3,933	16,293
Nomura Research Institute, Ltd.	1,300	47,393
NTT Data Corp.	1,392	65,536
Obic Co., Ltd.	890	48,668
Oki Electric Industry Co., Ltd.	8,776	11,634
Omron Corp.	1,861	60,044
Otsuka Corp.	700	32,581
Renesas Electronics Corp. (a)	1,600	9,030
Ricoh Co., Ltd.	5,801	49,986
Rohm Co., Ltd. (b)	980	38,258
SCREEN Holdings Co., Ltd. (b)	2,937	31,663
SCSK Corp.	900	33,556
Seiko Epson Corp.	2,700	42,978
Shimadzu Corp.	2,000	29,711
SMS Co., Ltd. (b)	200	4,379
Square Enix Holdings Co., Ltd.	700	22,585
Sumco Corp. (b)	1,578	9,952
Taiyo Yuden Co., Ltd. (b)	1,484	12,787
TDK Corp.	1,178	65,106
Tokyo Electron, Ltd.	1,470	122,870
Topcon Corp.	500	4,884
Trend Micro, Inc.	981	34,855
Ulvac, Inc.	300	9,109
Wacom Co., Ltd. (b)	1,900	7,371
Yahoo! Japan Corp. (b)	11,919	52,514
Yaskawa Electric Corp.	2,812	36,264
Yokogawa Electric Corp.	2,635	29,435

		2,837,473

NETHERLANDS — 6.8%
ASM International NV	751	29,072
ASML Holding NV	3,570	350,563
Cimpress NV (a)	396	36,622
Gemalto NV	804	48,938
NXP Semiconductors NV (a)	2,079	162,869

		628,064

NEW ZEALAND — 0.1%
Xero, Ltd. (a)	569	7,375

NORWAY — 0.1%
Nordic Semiconductor ASA (a) (b)	1,277	5,204

SINGAPORE — 0.4%
IGG, Inc.	8,000	3,465
Venture Corp., Ltd.	4,925	30,299

		33,764

SOUTH KOREA — 21.0%
Actoz Soft Co., Ltd. (a)	82	1,399
Advanced Process Systems Corp. (a)	201	3,036
AfreecaTV Co., Ltd.	193	4,926
Ahnlab, Inc.	58	2,558
Bluecom Co., Ltd.	233	3,196
Com2uSCorp. (a)	83	9,476
Daou Technology, Inc.	283	5,725
Dongbu HiTek Co., Ltd. (a)	308	4,934
Dongwon Systems Corp.	51	2,918
DuzonBizon Co., Ltd.	317	6,467

Eo Technics Co., Ltd.	82	6,934
G-SMATT GLOBAL Co., Ltd. (a)	138	3,558
G-treeBNT Co., Ltd. (a)	182	2,749
Gamevil, Inc. (a)	53	3,902
GemVax & Kael Co., Ltd. (a)	257	4,719
Kakao Corp.	213	17,216
KH Vatec Co., Ltd.	236	2,469
LG Display Co., Ltd. ADR	4,140	47,983
LG Innotek Co., Ltd.	177	12,109
Lumens Co., Ltd. (a)	830	2,724
NAVER Corp.	248	152,867
NCSoft Corp.	150	30,733
Neowiz Games Corp. (a)	188	2,301
Nexon GT Co., Ltd. (a)	245	2,531
NHN Entertainment Corp. (a)	239	13,383
NHN KCP Corp.	233	4,187
Partron Co., Ltd.	745	6,824
Sam Young Electronics Co., Ltd.	1,275	13,338
Samsung Electro-Mechanics Co., Ltd.	528	22,966
Samsung Electronics Co., Ltd. GDR	2,075	1,288,575
Samsung SDI Co., Ltd.	403	37,786
Samsung SDS Co., Ltd.	276	34,385
Seoul Semiconductor Co., Ltd.	498	6,420
SK Communications Co., Ltd. (a)	699	1,778
SK Hynix, Inc.	4,666	131,248
SundayToz Corp. (a)	75	1,953
Texcell-NetCom Co., Ltd. (a)	742	2,947
Tovis Co., Ltd.	248	1,740
UniTest, Inc.	449	2,924
Viatron Technologies, Inc.	176	3,614
Webzen, Inc. (a)	193	3,133
WeMade Entertainment Co., Ltd. (a)	98	2,144
Wonik Holdings Co., Ltd. (a)	303	1,686
Wonik IPS Co., Ltd. (a)	319	6,328

		1,924,789

SPAIN — 1.8%
Amadeus IT Holding SA Class A	3,476	151,667
Indra Sistemas SA (a) (b)	1,393	14,692

		166,359

SWEDEN — 3.5%
Fingerprint Cards AB Class B (a) (b)	2,140	20,534
Hexagon AB Class B	2,361	85,242
NetEnt AB (a)	1,734	16,987
Starbreeze AB (a)	1,538	3,594
Telefonaktiebolaget LM Ericsson Class B	25,522	193,689

		320,046

SWITZERLAND — 1.1%
Logitech International SA	1,811	29,371
Myriad Group AG (a) (b)	899	2,169
STMicroelectronics NV	6,473	37,682
Temenos Group AG (a)	723	35,994

		105,216

UNITED KINGDOM — 6.8%
ARM Holdings PLC	12,265	185,437
Auto Trader Group PLC (c)	5,171	24,429
AVEVA Group PLC	891	20,177
Dialog Semiconductor PLC (a)	796	23,709

See accompanying Notes to Schedule of Investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Electrocomponents PLC	5,123	$17,820
FDM Group Holdings PLC	722	4,343
Fidessa Group PLC	273	7,171
Halma PLC	2,309	31,391
Imagination Technologies Group PLC (a) (b)	2,585	6,713
Just Eat PLC (a)	3,777	21,514
Kainos Group PLC	1,047	1,862
Micro Focus International PLC	1,153	24,862
Moneysupermarket.com Group PLC	3,792	13,737
NCC Group PLC (b)	2,983	10,519
Playtech PLC.	840	8,944
Rightmove PLC	646	31,503
Sage Group PLC	12,462	107,535
Sophos Group PLC (c)	1,156	3,244
Spectris PLC	1,504	36,693
Spirent Communications PLC	9,001	9,776
Worldpay Group PLC (a) (c)	4,696	17,056
Xaar PLC	620	3,467
Zoopla Property Group PLC (c)	2,442	8,683

		620,585

UNITED STATES — 1.6%
Fleetmatics Group PLC (a)	246	10,659
Flextronics International, Ltd. (a)	5,753	67,886
Globant SA (a) (b)	159	6,257
Mitel Networks Corp. (a) (b)	432	2,717
Mobileye NV (a) (b)	1,031	47,570
Stratasys, Ltd. (a) (b)	315	7,210

		142,299

TOTAL COMMON STOCKS (Cost $9,811,698)		9,093,359

SHORT-TERM INVESTMENTS — 10.0%
UNITED STATES — 10.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (e) (f)	1,212	1,212
State Street Navigator Securities Lending Prime Portfolio (e) (g)	917,803	917,803

		919,015

TOTAL SHORT-TERM INVESTMENTS (Cost $919,015)		919,015

TOTAL INVESTMENTS — 109.1% (Cost $10,730,713)		10,012,374
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(833,471)

NET ASSETS — 100.0%		$9,178,903

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2016.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2016.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$94,502	$—	$—	$94,502
Austria	13,306	—	—	13,306
Belgium	16,848	—	—	16,848
Canada	342,833	—	—	342,833
China	5,213	—	—	5,213
Denmark	29,792	—	—	29,792
Finland	276,974	—	—	276,974
France	399,669	—	—	399,669
Germany	877,288	—	—	877,288

See accompanying Notes to Schedule of Investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Hong Kong	$65,672	$—	$—	$65,672
Israel	176,639	—	—	176,639
Italy	3,449	—	—	3,449
Japan	2,837,473	—	—	2,837,473
Netherlands	628,064	—	—	628,064
New Zealand	7,375	—	—	7,375
Norway	5,204	—	—	5,204
Singapore	33,764	—	—	33,764
South Korea	1,924,789	—	—	1,924,789
Spain	166,359	—	—	166,359
Sweden	320,046	—	—	320,046
Switzerland	105,216	—	—	105,216
United Kingdom	620,585	—	—	620,585
United States	142,299	—	—	142,299
Short-Term Investments	919,015	—	—	919,015

TOTAL INVESTMENTS	$10,012,374	$—	$—	$10,012,374

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	11,633	$11,633	287,476	297,897	1,212	$1,212	$32	$—
State Street Navigator Securities Lending Prime Portfolio	1,359,852	1,359,852	8,180,342	8,622,391	917,803	917,803	11,356	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 5.4%
Amaysim Australia, Ltd.	7,874	$9,791
SpeedCast International, Ltd.	3,728	9,910
Telstra Corp., Ltd.	270,675	1,120,588
TPG Telecom, Ltd.	20,887	185,074
Vocus Communications, Ltd. (a)	33,287	211,173

		1,536,536

AUSTRIA — 0.0%(b)
Telekom Austria AG (c)	2,344	13,593

BELGIUM — 1.1%
Orange Belgium SA (c)	1,807	41,645
Proximus SADP.	8,301	262,596

		304,241

CANADA — 7.8%
BCE, Inc.	15,799	747,451
BCE, Inc. (a)	2,794	131,535
Manitoba Telecom Services, Inc. (a)	1,526	44,568
Rogers Communications, Inc. Class B	23,234	938,654
TELUS Corp.	11,754	378,479

		2,240,687

CHINA — 0.3%
Alibaba Health Information Technology, Ltd. (c)	102,504	75,049
APT Satellite Holdings, Ltd.	18,000	12,575

		87,624

DENMARK — 0.9%
TDC A/S	50,641	246,898

FINLAND — 1.2%
Elisa Oyj	8,902	340,205

FRANCE — 5.7%
Iliad SA	1,634	331,291
Numericable-SFR SA	5,677	142,630
Orange SA	71,744	1,168,061

		1,641,982

GERMANY — 7.5%
Deutsche Telekom AG	98,963	1,679,927
Drillisch AG (a)	3,103	118,724
Freenet AG	7,986	204,723
Telefonica Deutschland Holding AG	36,727	150,681

		2,154,055

HONG KONG — 2.3%
HKBN, Ltd.	69,587	73,103
HKT Trust & HKT, Ltd.	227,208	327,430
Hutchison Telecommunications Hong Kong Holdings, Ltd.	36,000	12,158
PCCW, Ltd.	281,664	188,794
SmarTone Telecommunications Holdings, Ltd.	26,000	46,249

		647,734

ISRAEL — 1.0%
B Communications, Ltd.	440	10,511
Bezeq The Israeli Telecommunication Corp., Ltd.	117,887	233,717

Cellcom Israel, Ltd. (c)	3,475	23,190
Partner Communications Co., Ltd. (c)	6,596	30,248

		297,666

ITALY — 3.0%
Infrastrutture Wireless Italiane SpA (d)	13,626	60,006
Telecom Italia SpA/Milano (c) (e)	654,363	534,319
Telecom Italia SpA/Milano (c) (e)	390,293	250,185

		844,510

JAPAN — 19.9%
Japan Communications, Inc. (c)	7,800	17,563
KDDI Corp. (a)	56,290	1,708,069
Nippon Telegraph & Telephone Corp.	24,694	1,155,387
NTT DOCOMO, Inc.	41,858	1,128,767
SoftBank Group Corp.	29,878	1,685,971

		5,695,757

LUXEMBOURG — 0.8%
Millicom International Cellular SA SDR	3,709	225,446

NETHERLANDS — 2.8%
Koninklijke KPN NV	218,491	790,094

NEW ZEALAND — 1.3%
Chorus, Ltd.	27,319	82,107
Spark New Zealand, Ltd.	118,510	299,630

		381,737

NORWAY — 2.6%
Telenor ASA	44,733	735,576

PORTUGAL — 0.0%(b)
Pharol SGPS SA (a)	15,211	1,757

SINGAPORE — 4.6%
M1, Ltd.	17,000	34,482
Singapore Telecommunications, Ltd.	379,053	1,163,154
StarHub, Ltd.	46,306	130,396

		1,328,032

SOUTH KOREA — 2.9%
KT Corp. ADR (a)	14,905	212,545
LG Uplus Corp	13,372	126,540
SK Telecom Co., Ltd. ADR	23,291	487,248

		826,333

SPAIN — 5.2%
Cellnex Telecom SAU (d)	8,968	139,781
Euskaltel SA (c) (d)	6,111	54,991
Telefonica SA	136,311	1,281,137

		1,475,909

SWEDEN — 3.7%
Com Hem Holding AB	7,593	63,942
Tele2 AB Class B	18,436	160,040
Telia Co. AB	176,681	828,280

		1,052,262

SWITZERLAND — 3.3%
Sunrise Communications Group AG (c) (d)	2,056	131,270
Swisscom AG	1,644	814,575

		945,845

See accompanying Notes to Schedule of Investments

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 15.5%
BT Group PLC	273,108	$1,496,872
Inmarsat PLC	27,153	292,018
KCOM Group PLC	29,264	41,272
TalkTalk Telecom Group PLC (a)	31,760	93,065
Vodafone Group PLC	825,274	2,511,495

		4,434,722

TOTAL COMMON STOCKS (Cost $30,661,149)		28,249,201

SHORT-TERM INVESTMENTS — 6.4%
UNITED STATES — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (f) (g)	16,508	16,508
State Street Navigator Securities Lending Prime Portfolio (f) (h)	1,823,897	1,823,897

TOTAL SHORT-TERM INVESTMENTS (Cost $1,840,405)		1,840,405

TOTAL INVESTMENTS — 105.2% (Cost $32,501,554)		30,089,606
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(1,484,536)

NET ASSETS — 100.0%		$28,605,070

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.4% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2016.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,536,536	$—	$—	$1,536,536
Austria	13,593	—	—	13,593
Belgium	304,241	—	—	304,241
Canada	2,240,687	—	—	2,240,687
China	87,624	—	—	87,624
Denmark	246,898	—	—	246,898
Finland	340,205	—	—	340,205
France	1,641,982	—	—	1,641,982
Germany	2,154,055	—	—	2,154,055
Hong Kong	647,734	—	—	647,734
Israel	297,666	—	—	297,666
Italy	844,510	—	—	844,510
Japan	5,695,757	—	—	5,695,757
Luxembourg	225,446	—	—	225,446
Netherlands	790,094	—	—	790,094
New Zealand	381,737	—	—	381,737
Norway	735,576	—	—	735,576

See accompanying Notes to Schedule of Investments

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Portugal	$1,757	$—	$—	$1,757
Singapore	1,328,032	—	—	1,328,032
South Korea	826,333	—	—	826,333
Spain	1,475,909	—	—	1,475,909
Sweden	1,052,262	—	—	1,052,262
Switzerland	945,845	—	—	945,845
United Kingdom	4,434,722	—	—	4,434,722
Short-Term Investments	1,840,405	—	—	1,840,405

TOTAL INVESTMENTS	$30,089,606	$—	$—	$30,089,606

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	30,521	$30,521	1,250,315	1,264,328	16,508	16,508	$136	$—
State Street Navigator Securities Lending Prime Portfolio	1,591,584	1,591,584	32,032,368	31,800,055	1,823,897	1,823,897	22,475	—

See accompanying Notes to Schedule of Investments

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 4.8%
AGL Energy, Ltd.	37,153	$533,641
APA Group.	61,435	422,679
AusNet Services (a)	90,420	110,416
DUET Group	136,090	253,332
Energy World Corp., Ltd. (a) (b)	44,546	6,136
ERM Power, Ltd.	9,246	5,783
Infigen Energy (b)	41,490	31,048
Spark Infrastructure Group	92,155	167,429

		1,530,464

AUSTRIA — 0.4%
EVN AG	1,677	19,115
Verbund AG	7,081	99,985

		119,100

BELGIUM — 0.3%
Elia System Operator SA	1,688	94,364

CANADA — 6.3%
Algonquin Power & Utilities Corp. (a)	14,345	131,333
Atco, Ltd. Class I	4,166	145,378
Boralex, Inc. Class A (a)	2,133	31,978
Canadian Utilities, Ltd. Class A	6,495	187,193
Capital Power Corp. (a)	5,072	75,297
Emera, Inc. (a)	8,272	309,682
Fortis, Inc. (a)	15,632	525,641
Hydro One, Ltd. (c)	9,305	186,000
Innergex Renewable Energy, Inc. (a)	5,401	60,261
Just Energy Group, Inc. (a)	5,392	32,550
Northland Power, Inc. (a)	6,223	106,376
Superior Plus Corp. (a)	7,803	64,049
TransAlta Corp.	15,932	82,439
TransAlta Renewables, Inc. (a)	5,037	51,817
Valener, Inc. (a)	2,061	34,786

		2,024,780

CHINA — 0.7%
China Everbright Water, Ltd.	38,138	17,994
ENN Energy Holdings, Ltd.	41,000	201,619

		219,613

FINLAND — 1.2%
Fortum Oyj	23,991	383,267

FRANCE — 8.5%
Albioma SA	1,429	21,988
Electricite de France SA (a)	17,115	208,582
Engie SA	89,739	1,446,582
Futuren SA (b)	6,418	5,062
Rubis SCA	2,285	174,980
Suez Environment Co.	19,909	311,420
Veolia Environnement SA	26,695	577,418

		2,746,032

GERMANY — 5.0%
Capital Stage AG (a)	2,373	15,580
CHORUS Clean Energy AG	1,282	13,032
E.ON SE	111,159	1,114,639
RWE AG (b)	26,941	424,708
RWE AG Preference Shares	2,547	28,890

		1,596,849

HONG KONG — 9.4%
Canvest Environmental Protection Group Co., Ltd. (b)	35,000	15,790
Cheung Kong Infrastructure Holdings, Ltd.	35,300	303,496
China Ruifeng Renewable Energy Holdings, Ltd. (b)	96,000	8,415
China Water Industry Group, Ltd. (a) (b)	77,045	13,308
CLP Holdings, Ltd.	109,000	1,109,958
HK Electric Investments & HK Electric
Investments, Ltd. (c)	132,527	123,508
Hong Kong & China Gas Co., Ltd.	405,329	738,772
Kong Sun Holdings, Ltd. (b)	193,787	9,742
Power Assets Holdings, Ltd.	71,500	654,822
Towngas China Co., Ltd. (a) (b)	60,000	34,107
United Photovoltaics Group, Ltd. (b)	200,000	15,210

		3,027,128

ISRAEL — 0.0%(d)
Tower Semiconductor, Ltd. (b)	—	1

ITALY — 10.5%
A2A SpA	87,142	114,043
ACEA SpA.	2,521	30,612
Ascopiave SpA	4,641	13,921
Edison SpA (b)	6,641	4,707
Enel SpA	422,915	1,869,952
ERG SpA	2,688	30,579
Falck Renewables SpA	7,972	6,168
Hera SpA	40,574	110,796
Iren SpA	31,625	48,836
Snam SpA	117,924	702,201
Terna Rete Elettrica Nazionale SpA	77,230	428,478

		3,360,293

JAPAN — 12.3%
Chubu Electric Power Co., Inc.	39,888	563,191
Chugoku Electric Power Co., Inc.	18,287	231,551
Electric Power Development Co., Ltd.	10,100	234,213
Hiroshima Gas Co., Ltd.	2,700	8,238
Hokkaido Electric Power Co., Inc.	11,600	93,510
Hokkaido Gas Co., Ltd.	5,000	13,452
Hokuriku Electric Power Co.	11,194	138,029
K&O Energy Group, Inc.	797	10,068
Kansai Electric Power Co., Inc. (b)	44,298	428,083
Kyushu Electric Power Co., Inc.	25,892	257,936
Okinawa Electric Power Co., Inc.	1,900	39,726
Osaka Gas Co., Ltd.	114,958	439,707
Saibu Gas Co., Ltd. (a)	20,000	48,543
Shikoku Electric Power Co., Inc.	11,600	136,364
Shizuoka Gas Co., Ltd.	4,000	28,034
Toho Gas Co., Ltd. (a)	28,000	227,897
Tohoku Electric Power Co., Inc. (a)	28,072	352,165
Tokyo Electric Power Co. Holdings, Inc. (b)	44,299	186,540
Tokyo Gas Co., Ltd.	125,958	516,159
West Holdings Corp.	1,000	6,073

		3,959,479

NEW ZEALAND — 1.6%
Contact Energy, Ltd.	39,071	144,141
Genesis Energy, Ltd.	29,007	44,210

See accompanying Notes to Schedule of Investments

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

Infratil, Ltd.	31,563	$71,821
Meridian Energy, Ltd.	68,174	127,938
Mighty River Power, Ltd.	36,162	77,521
TrustPower, Ltd.	3,837	21,042
Vector, Ltd.	15,091	35,360

		522,033

NORWAY — 0.0%(d)
Scatec Solar ASA (c)	3,140	13,696

PORTUGAL — 1.4%
EDP — Energias de Portugal SA	143,192	438,104
REN — Redes Energeticas Nacionais SGPS SA (a)	9,463	26,629

		464,733

SINGAPORE — 0.2%
Hyflux, Ltd. (a)	24,600	10,967
Kenon Holdings, Ltd. (b)	1,072	11,090
Keppel Infrastructure Trust	146,038	53,710

		75,767

SOUTH KOREA — 2.6%
Busan City Gas Co., Ltd.	216	6,338
E1 Corp.	187	10,407
Hanjin Heavy Industries & Construction Holdings Co., Ltd. (b)	449	2,039
KG Eco Technology Service Co., Ltd.	753	1,958
Korea District Heating Corp.	122	6,895
Korea Electric Power Corp. ADR	28,363	735,453
Korea Gas Corp.	1,713	59,115
KyungDong City Gas Co., Ltd.	86	5,913
Samchully Co., Ltd.	198	18,221

		846,339

SPAIN — 12.8%
Acciona SA (a)	1,469	106,454
Atlantica Yield PLC (a)	2,059	38,256
EDP Renovaveis SA (a)	11,242	84,677
Enagas SA (a)	12,501	379,211
Endesa SA (a)	17,460	349,731
Gas Natural SDG SA (a)	19,858	389,712
Iberdrola SA	325,605	2,201,855
Red Electrica Corp. SA	5,971	531,806
Saeta Yield SA	3,409	34,036

		4,115,738

SWITZERLAND — 0.2%
Alpiq Holding AG (b)	289	20,158
BKW AG (a)	655	29,112

		49,270

UNITED KINGDOM — 20.6%
Centrica PLC	302,926	913,166
Drax Group PLC	22,134	95,779
National Grid PLC	211,367	3,096,807
Pennon Group PLC	22,631	286,043
Renewables Infrastructure Group, Ltd. (a)	40,968	53,260
Severn Trent PLC	13,139	427,689
SSE PLC	55,964	1,162,589
Telecom Plus PLC	3,842	53,517
United Utilities Group PLC	37,623	520,547

		6,609,397

UNITED STATES — 0.1%
Atlantic Power Corp. (a)	6,816	16,690

TOTAL COMMON STOCKS (Cost $37,883,927)		31,775,033

SHORT-TERM INVESTMENTS — 6.4%
UNITED STATES — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.46% (e) (f)	51,568	51,568
State Street Navigator Securities Lending Prime Portfolio (e) (g)	1,990,364	1,990,364

		2,041,932

TOTAL SHORT-TERM INVESTMENTS (Cost $2,041,932)		2,041,932

TOTAL INVESTMENTS — 105.3% (Cost $39,925,859)		33,816,965
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(1,692,532)

NET ASSETS — 100.0%		$32,124,433

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2016.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,530,464	$—	$—	$1,530,464
Austria	119,100	—	—	119,100
Belgium	94,364	—	—	94,364
Canada	2,024,780	—	—	2,024,780
China	219,613	—	—	219,613
Finland	383,267	—	—	383,267
France	2,746,032	—	—	2,746,032
Germany	1,596,849	—	—	1,596,849
Hong Kong	3,017,386	9,742	—	3,027,128
Israel	1	—	—	1
Italy	3,360,293	—	—	3,360,293
Japan	3,959,479	—	—	3,959,479
New Zealand	522,033	—	—	522,033
Norway	13,696	—	—	13,696
Portugal	464,733	—	—	464,733
Singapore	75,767	—	—	75,767
South Korea	846,339	—	—	846,339
Spain	4,115,738	—	—	4,115,738
Switzerland	49,270	—	—	49,270
United Kingdom	6,609,397	—	—	6,609,397
United States	16,690	—	—	16,690
Short-Term Investments	2,041,932	—	—	2,041,932

TOTAL INVESTMENTS	$33,807,223	$9,742	$—	$33,816,965

Affiliate Table

	Number of Shares Held at 9/30/15	Value At 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	—	$—	1,411,739	1,360,171	51,568	$51,568	$116	$—
State Street Navigator Securities Lending Prime Portfolio	2,439,082	2,439,082	20,126,562	20,575,280	1,990,364	1,990,364	19,703	—

See accompanying Notes to Schedule of Investments

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

•	Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended June 30, 2016.

Transactions with Affiliates

The Funds may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2016 are disclosed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of June 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR STOXX Europe 50 ETF	$231,015,075	$4,432,553	$51,913,451	$(47,480,898)
SPDR EURO STOXX 50 ETF	3,572,372,553	64,911,497	799,672,718	(734,761,221)
SPDR EURO STOXX Small Cap ETF	31,015,851	1,398,036	4,406,294	(3,008,258)
SPDR EURO STOXX 50 Currency Hedged ETF	12,335,542	—	1,431,772	(1,431,772)
SPDR S&P International Dividend Currency Hedged ETF	3,959,615	—	4,804	(4,804)
SPDR MSCI International Real Estate Currency Hedged ETF	3,897,773	417,971	241,075	176,896
SPDR S&P Emerging Asia Pacific ETF	348,522,640	50,549,428	77,067,203	(26,517,775)
SPDR S&P Russia ETF.	34,910,314	320,075	12,182,546	(11,862,471)
SPDR S&P China ETF	841,116,531	83,050,337	208,202,134	(125,151,797)
SPDR MSCI China A Shares IMI ETF	2,461,324	68,366	446,080	(377,714)
SPDR S&P Emerging Markets ETF	227,558,667	19,337,083	60,338,696	(41,001,613)
SPDR S&P Emerging Markets Dividend ETF	293,296,759	—	8,190,035	(8,190,035)
SPDR S&P BRIC 40 ETF	86,610,884	8,271,942	24,268,086	(15,996,144)
SPDR S&P Emerging Europe ETF	67,867,645	972,147	33,955,912	(32,983,765)
SPDR S&P Emerging Latin America ETF.	53,480,305	2,606,076	24,873,113	(22,267,037)
SPDR S&P Emerging Middle East & Africa ETF	38,949,676	5,522,881	15,354,372	(9,831,491)
SPDR S&P World ex-US ETF	733,679,471	57,703,064	133,205,732	(75,502,668)
SPDR S&P International Small Cap ETF	872,833,029	93,204,636	190,893,613	(97,688,977)
SPDR Dow Jones International Real Estate ETF	4,628,432,340	550,871,669	227,609,148	323,262,521
SPDR S&P Global Infrastructure ETF	84,317,531	6,178,115	9,452,349	(3,274,234)
SPDR S&P Global Natural Resources ETF	790,606,226	30,559,694	136,882,926	(106,323,232)
SPDR S&P North American Natural Resources ETF	628,449,822	215,670,564	10,092,076	205,578,488
SPDR MSCI ACWI ex-US ETF	903,569,330	40,458,969	178,517,240	(138,058,271)
SPDR MSCI ACWI IMI ETF	59,062,184	3,263,094	5,949,946	(2,686,852)
SPDR MSCI ACWI Low Carbon Target ETF	93,877,366	7,288,933	10,021,078	(2,732,145)
SPDR MSCI EM 50 ETF	2,580,034	70,230	453,986	(383,756)

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI EM Beyond BRIC ETF	$3,051,503	$180,735	$658,752	$(478,017)
SPDR MSCI EAFE StrategicFactors ETF	5,761,530	338,248	822,371	(484,123)
SPDR MSCI Emerging Markets StrategicFactors ETF	112,098,962	7,232,972	8,507,791	(1,274,819)
SPDR MSCI World StrategicFactors ETF	5,967,801	679,441	498,388	181,053
SPDR MSCI Australia StrategicFactors ETF	9,575,229	631,100	975,053	(343,953)
SPDR MSCI Canada StrategicFactors ETF	14,359,287	1,286,963	575,737	711,226
SPDR MSCI Germany StrategicFactors ETF	13,197,124	496,763	1,745,631	(1,248,868)
SPDR MSCI Japan StrategicFactors ETF	12,933,724	791,288	1,080,346	(289,058)
SPDR MSCI Mexico StrategicFactors ETF	2,963,966	45,650	786,979	(741,329)
SPDR MSCI South Korea StrategicFactors ETF	2,884,008	173,344	512,157	(338,813)
SPDR MSCI Spain StrategicFactors ETF	2,987,707	27,252	1,090,353	(1,063,101)
SPDR MSCI Taiwan StrategicFactors ETF	5,614,754	317,920	678,992	(361,072)
SPDR MSCI United Kingdom StrategicFactors ETF	2,826,027	67,649	585,268	(517,619)
SPDR Russell/Nomura PRIME Japan ETF	32,124,173	2,678,071	6,815,777	(4,137,706)
SPDR Russell/Nomura Small Cap Japan ETF	63,191,612	8,193,033	11,109,480	(2,916,447)
SPDR S&P Global Dividend ETF	83,309,769	4,013,416	5,196,986	(1,183,570)
SPDR S&P International Dividend ETF	1,067,362,318	62,473,841	114,133,901	(51,660,060)
SPDR S&P International Mid Cap ETF	55,615,992	4,841,793	7,644,478	(2,802,685)
SPDR S&P Emerging Markets Small Cap ETF	438,418,901	41,838,057	152,794,527	(110,956,470)
SPDR Dow Jones Global Real Estate ETF	2,176,278,285	354,913,487	86,330,678	268,582,809
SPDR S&P International Consumer Discretionary Sector ETF	14,690,067	679,572	2,986,333	(2,306,761)
SPDR S&P International Consumer Staples Sector ETF	33,555,860	2,676,071	2,549,847	126,224
SPDR S&P International Energy Sector ETF	45,059,213	295,031	7,366,128	(7,071,097)
SPDR S&P International Financial Sector ETF	11,150,951	98,813	3,266,547	(3,167,734)
SPDR S&P International Health Care Sector ETF	57,480,384	5,971,107	5,100,702	870,405
SPDR S&P International Industrial Sector ETF	17,685,782	855,130	2,720,528	(1,865,398)
SPDR S&P International Materials Sector ETF	8,246,486	274,996	3,684,374	(3,409,378)
SPDR S&P International Technology Sector ETF	10,730,713	1,606,428	2,324,767	(718,339)
SPDR S&P International Telecommunications Sector ETF	32,501,554	2,145,637	4,557,585	(2,411,948)
SPDR S&P International Utilities Sector ETF	39,925,859	414,029	6,522,923	(6,108,894)

Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

The Board has approved changing the name of the following funds, as well as changing their indices.

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Effective July 15, 2016, all references to old fund names in the Prospectus, Summary Prospectus and Statement of Additional Information shall be replaced by references to respective new fund names as outlined below:

ETF Name (Ticker)	Index Name	ETF Name (Ticker)	Index Name
SPDR MSCI Australia Quality Mix ETF (QAUS)	MSCI Australia Quality Mix A-Series Index	SPDR MSCI Australia StrategicFactorsSM ETF (QAUS)	MSCI Australia Factor Mix A-Series Capped Index
SPDR MSCI Canada Quality Mix ETF (QCAN)	MSCI Canada Quality Mix A-Series Index	SPDR MSCI Canada StrategicFactorsSM ETF (QCAN)	MSCI Canada Factor Mix A-Series Capped Index
SPDR MSCI EAFE Quality Mix ETF (QEFA)	MSCI EAFE Quality Mix Index	SPDR MSCI EAFE StrategicFactorsSM ETF (QEFA)	MSCI EAFE Factor Mix A-Series Index
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)	MSCI Emerging Markets Quality Mix Index	SPDR MSCI Emerging Markets StrategicFactorsSM ETF (QEMM)	MSCI Emerging Markets Factor Mix A-Series Index
SPDR MSCI Germany Quality Mix ETF (QDEU)	MSCI Germany Quality Mix A-Series Index	SPDR MSCI Germany StrategicFactorsSM ETF (QDEU)	MSCI Germany Factor Mix A-Series Capped Index
SPDR MSCI Japan Quality Mix ETF (QJPN)	MSCI Japan Quality Mix A-Series Index	SPDR MSCI Japan StrategicFactorsSM ETF (QJPN)	MSCI Japan Factor Mix A-Series Capped Index
SPDR MSCI Mexico Quality Mix ETF (QMEX)	MSCI Mexico Quality Mix A-Series Index	SPDR MSCI Mexico StrategicFactorsSM ETF (QMEX)	MSCI Mexico Factor Mix A-Series Capped Index

Old Names		New Names

ETF Name (Ticker)	Index Name	ETF Name (Ticker)	Index Name

SPDR MSCI South Korea Quality Mix ETF (QKOR)	MSCI Korea Quality Mix A-Series Index	SPDR MSCI South Korea StrategicFactorsSM ETF (QKOR)	MSCI Korea Factor Mix A-Series Capped Index

SPDR MSCI Spain Quality Mix ETF (QESP)	MSCI Spain Quality Mix A-Series Index	SPDR MSCI Spain StrategicFactorsSM ETF (QESP)	MSCI Spain Factor Mix A-Series Capped Index

SPDR MSCI Taiwan Quality Mix ETF (QTWN)	MSCI Taiwan Quality Mix A-Series Index	SPDR MSCI Taiwan StrategicFactorsSM ETF (QTWN)	MSCI Taiwan Factor Mix A-Series Capped Index

SPDR MSCI United Kingdom Quality Mix ETF (QGBR)	MSCI UK Quality Mix A-Series Index	SPDR MSCI United Kingdom StrategicFactorsSM ETF (QGBR)	MSCI UK Factor Mix A-Series Capped Index

SPDR MSCI World Quality Mix ETF (QWLD)	MSCI World Quality Mix Index	SPDR MSCI World StrategicFactorsSM ETF (QWLD)	MSCI World Factor Mix A-Series Index

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Additionally, on May 26, 2016, the Board unanimously voted to close and liquidate the following funds:

•	SPDR S&P BRIC 40 ETF

•	SPDR MSCI EM 50 ETF

•	SPDR MSCI EM Beyond BRIC ETF

•	SPDR Russell/Nomura PRIME Japan ETF

•	SPDR Russell/Nomura Small Cap Japan ETF

•	SPDR S&P International Mid Cap ETF

After the close of business on August 24, 2016, the Funds stopped accepting creation orders. Trading in the Funds halted prior to market open on August 25, 2016. Proceeds of the liquidation will be sent to shareholders on August 31, 2016.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: August 26 , 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date: August 26 , 2016